UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree 1-3 Year Laddered Treasury Fund

Ticker: USSH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$21,890,221
  # of Portfolio Holdings25
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.63%, due 8/31/2027	4.2%
U.S. Treasury Notes, 3.38%, due 9/15/2028	4.2%
U.S. Treasury Notes, 3.50%, due 10/31/2027	4.2%
U.S. Treasury Notes, 3.50%, due 1/15/2029	4.2%
U.S. Treasury Notes, 3.50%, due 2/15/2029	4.2%
U.S. Treasury Notes, 3.88%, due 6/15/2028	4.2%
U.S. Treasury Notes, 3.38%, due 12/31/2027	4.2%
U.S. Treasury Notes, 3.75%, due 6/30/2027	4.2%
U.S. Treasury Notes, 3.38%, due 2/29/2028	4.1%
U.S. Treasury Notes, 3.63%, due 8/15/2028	4.1%
Table Summary
U.S. Government Obligations	99.0%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 1-3 Year Laddered Treasury Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: USSH

USSH - 022026

WisdomTree 7-10 Year Laddered Treasury Fund

Ticker: USIN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$4,628,350
  # of Portfolio Holdings13
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.25%, due 8/15/2035	8.5%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.3%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.3%
U.S. Treasury Notes, 4.13%, due 2/15/2036	8.3%
U.S. Treasury Notes, 3.38%, due 5/15/2033	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.3%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.3%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.2%
Table Summary
U.S. Government Obligations	99.3%
Mutual Fund	1.0%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Laddered Treasury Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: USIN

USIN - 022026

WisdomTree Bianco Total Return Fund

Ticker: WTBN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$99,109,901
  # of Portfolio Holdings15
  Portfolio Turnover Rate67%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
iShares MBS ETF	26.4%
iShares 3-7 Year Treasury Bond ETF	16.6%
iShares 7-10 Year Treasury Bond ETF	10.5%
iShares 0-5 Year TIPS Bond ETF	10.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.4%
Vanguard Short-Term Corporate Bond ETF	5.1%
WisdomTree Emerging Markets Local Debt Fund	5.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund	5.0%
Vanguard Long-Term Corporate Bond ETF	3.3%
Schwab Short-Term U.S. Treasury ETF	2.7%

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(0.0)Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Asset Breakdown (% of Net Assets)

Table Summary
Domestic Fixed Income	100.0%
Other Assets and Liabilities, Net	(0.0)Footnote Reference*
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bianco Total Return Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: WTBN

WTBN - 022026

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Ticker: USDU

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$181,971,622
  # of Portfolio Holdings6
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.56%, due 5/7/2026	24.3%
U.S. Treasury Bills, 3.71%, due 4/7/2026	24.1%
U.S. Treasury Bills, 3.82%, due 3/5/2026	23.8%
U.S. Treasury Bills, 3.66%, due 6/11/2026	23.8%
WisdomTree Floating Rate Treasury Fund	3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.2%
Table Summary
U.S. Government Obligations	96.0%
Exchange-Traded Fund	3.8%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: USDU

USDU - 022026

WisdomTree Core Laddered Municipal Fund

Ticker: WTMU

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Core Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Core Laddered Municipal Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$10,481,499
  # of Portfolio Holdings106
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
University of Connecticut, 5.00%, due 5/1/2026	3.5%
Texas Public Finance Authority, 5.00%, due 2/1/2027	2.8%
Indiana Finance Authority, 5.00%, due 2/1/2028	2.7%
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, due 7/1/2032	2.7%
Port of Portland OR Airport Revenue, 5.25%, due 7/1/2039	2.7%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, due 10/1/2033	2.7%
Kentucky Public Energy Authority, 5.00%, due 5/1/2036	2.6%
Massachusetts Port Authority, 5.00%, due 7/1/2030	2.6%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, 5.00%, due 1/1/2038	2.5%
South Dakota Health & Educational Facilities Authority, 5.00%, due 7/1/2031	2.4%
Table Summary
Municipal Bonds	98.6%
Mutual Fund	0.4%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Core Laddered Municipal Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: WTMU

WTMU - 022026

WisdomTree Efficient Gold Plus Equity Strategy Fund

Ticker: GDE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$12	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$689,871,335
  # of Portfolio Holdings503
  Portfolio Turnover Rate42%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Alphabet, Inc.	5.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Broadcom, Inc.	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc.	1.5%
Eli Lilly & Co.	1.4%
Table Summary
United States	84.9%
South Korea	0.1%
Brazil	0.1%
Other Assets and Liabilities, Net	14.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Equity Strategy Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: GDE

GDE - 022026

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Ticker: GDMN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$37	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$297,592,254
  # of Portfolio Holdings50
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Anglogold Ashanti PLC	7.7%
Agnico Eagle Mines Ltd.	7.4%
Newmont Corp.	7.0%
Barrick Mining Corp.	6.6%
Gold Fields Ltd.	4.8%
Kinross Gold Corp.	4.8%
Wheaton Precious Metals Corp.	3.6%
Pan American Silver Corp.	3.2%
Franco-Nevada Corp.	3.2%
Northern Star Resources Ltd.	3.1%
Table Summary
Canada	36.9%
Australia	17.5%
United States	14.6%
South Africa	6.4%
Brazil	3.6%
China	2.2%
Ivory Coast	1.7%
Burkina Faso	1.5%
Mexico	1.4%
Peru	1.3%
Other Countries	1.1%
Other Assets and Liabilities, Net	11.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: GDMN

GDMN - 022026

WisdomTree Efficient TIPS Plus Gold Fund

Ticker: GDT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Efficient TIPS Plus Gold Fund (the "Fund") for the period of January 22, 2026 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient TIPS Plus Gold Fund	$3	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 1/22/26. Actual expenses are calculated using a 38/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$3,298,602
  # of Portfolio Holdings18
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	8.8%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	5.8%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.7%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	5.6%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	5.4%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	5.2%
U.S. Treasury Inflation Indexed Notes, 0.50%, due 1/15/2028	5.1%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	5.1%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.8%
Table Summary
U.S. Government Obligations	80.6%
Mutual Fund	8.8%
Other Assets and Liabilities, Net	10.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient TIPS Plus Gold Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: GDT

GDT - 022026

WisdomTree Emerging Currency Strategy Fund

Ticker: CEW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$15,574,153
  # of Portfolio Holdings4
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.79%, due 3/5/2026	33.1%
U.S. Treasury Bills, 3.68%, due 4/2/2026	32.8%
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	30.9%
WisdomTree Floating Rate Treasury Fund	2.6%
Table Summary
U.S. Government Obligations	65.9%
Repurchase Agreement	30.9%
Exchange-Traded Fund	2.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Currency Strategy Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: CEW

CEW - 022026

WisdomTree Emerging Markets Corporate Bond Fund

Ticker: EMCB

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$97,335,747
  # of Portfolio Holdings193
  Portfolio Turnover Rate100%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	6.6%
Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/2029	1.4%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.4%
Bidvest Group U.K. PLC, 6.20%, due 9/17/2032	1.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	1.3%
Windfall Mining Group Inc/Groupe Minier Windfall, Inc., 5.85%, due 5/13/2032	1.3%
Banco de Credito del Peru S.A., 6.45%, due 7/30/2035	1.1%
Celulosa Arauco y Constitucion SA, 3.88%, due 11/2/2027	1.1%
AngloGold Ashanti Holdings PLC, 3.75%, due 10/1/2030	1.1%
Bangkok Bank PCL, 3.73%, due 9/25/2034	1.1%
Table Summary
Chile	8.5%
Mexico	8.1%
United States	7.9%
Brazil	5.6%
South Korea	5.3%
Colombia	5.0%
Peru	4.7%
India	4.2%
Turkey	3.9%
China	3.4%
Other Countries	42.0%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Corporate Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: EMCB

EMCB - 022026

WisdomTree Emerging Markets Local Debt Fund

Ticker: ELD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$125,017,977
  # of Portfolio Holdings197
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Country Breakdown (% of Net Assets)

Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	9.0%
International Finance Corp., 7.00%, due 7/20/2027	1.5%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2031	1.3%
International Finance Corp., 7.50%, due 1/18/2028	1.2%
Brazil Letras do Tesouro Nacional, 13.66%, due 1/1/2029	1.1%
Thailand Government Bonds, 2.05%, due 4/17/2028	1.0%
Colombian TES, 13.25%, due 2/9/2033	1.0%
Republic of South Africa Government Bonds, 8.75%, due 2/28/2048	1.0%
Republic of Poland Government Bonds, 6.00%, due 10/25/2033	1.0%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.0%
Table Summary
Indonesia	10.4%
United States	9.0%
Thailand	8.0%
Brazil	8.0%
South Africa	7.5%
Colombia	6.9%
Supranational	6.0%
Mexico	5.8%
Malaysia	4.6%
Hungary	4.5%
Other Countries	26.6%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Local Debt Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: ELD

ELD - 022026

WisdomTree Enhanced Commodity Strategy Fund

Ticker: GCC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$29	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$251,025,270
  # of Portfolio Holdings4
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.65%, due 5/14/2026	73.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	6.2%
WisdomTree Bitcoin Fund	4.9%
WisdomTree Floating Rate Treasury Fund	4.4%
Table Summary
U.S. Government Obligations	73.2%
Exchange-Traded Funds	9.3%
Mutual Fund	6.2%
Other Assets and Liabilities, Net	11.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Enhanced Commodity Strategy Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: GCC

GCC - 022026

WisdomTree Equity Premium Income Fund

Ticker: WTPI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Equity Premium Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Fund	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$443,044,604
  # of Portfolio Holdings4
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.66%, due 5/14/2026	49.3%
U.S. Treasury Bills, 3.64%, due 8/6/2026	48.9%
WisdomTree Floating Rate Treasury Fund	4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.6%
Table Summary
U.S. Government Obligations	98.2%
Exchange-Traded Fund	4.0%
Mutual Fund	0.6%
Other Assets and Liabilities, Net	(2.8)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Equity Premium Income Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: WTPI

WTPI - 022026

WisdomTree Floating Rate Treasury Fund

Ticker: USFR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$16,098,182,516
  # of Portfolio Holdings5
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.83%, due 10/31/2027	27.2%
U.S. Treasury Floating Rate Notes, 3.80%, due 7/31/2027	27.1%
U.S. Treasury Floating Rate Notes, 3.80%, due 4/30/2027	27.1%
U.S. Treasury Floating Rate Notes, 3.74%, due 1/31/2028	18.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.0%Footnote Reference*
Table Summary
U.S. Government Obligations	99.7%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: USFR

USFR - 022026

WisdomTree High Income Laddered Municipal Fund

Ticker: WTMY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree High Income Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree High Income Laddered Municipal Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$5,151,661
  # of Portfolio Holdings74
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Public Finance Authority, 6.50%, due 12/31/2065	5.4%
Chicago Board of Education, 6.25%, due 12/1/2050	5.2%
Oklahoma Development Finance Authority, 5.50%, due 8/15/2057	5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 7/1/2058	5.1%
Buckeye Tobacco Settlement Financing Authority, 5.00%, due 6/1/2055	4.5%
Florida Development Finance Corp., 5.25%, due 7/1/2053	3.9%
Tobacco Settlement Financing Corp., 5.00%, due 6/1/2046	3.3%
City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	2.3%
Central Florida Expressway Authority, 5.00%, due 7/1/2026	2.1%
Southeast Energy Authority A Cooperative District, 5.00%, due 9/1/2035	1.9%
Table Summary
Municipal Bonds	98.1%
Mutual Fund	0.7%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree High Income Laddered Municipal Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: WTMY

WTMY - 022026

WisdomTree Inflation Plus Fund

Ticker: WTIP

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Inflation Plus Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Inflation Plus Fund	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$14,217,440
  # of Portfolio Holdings22
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	10.0%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	5.0%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.0%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	4.8%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	4.6%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.6%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.4%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.3%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.3%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 10/15/2026	4.3%
Table Summary
U.S. Government Obligations	81.3%
Mutual Fund	10.0%
Exchange-Traded Fund	2.1%
Other Assets and Liabilities, Net	6.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Inflation Plus Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: WTIP

WTIP - 022026

WisdomTree Interest Rate Hedged High Yield Bond Fund

Ticker: HYZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$216,700,226
  # of Portfolio Holdings479
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	2.1%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, due 3/15/2029	0.6%
DaVita, Inc., 4.63%, due 6/1/2030	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%
Caesars Entertainment, Inc., 4.63%, due 10/15/2029	0.5%
Level 3 Financing, Inc., 6.88%, due 6/30/2033	0.5%
XPLR Infrastructure Operating Partners LP, 7.25%, due 1/15/2029	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
U.S. Treasury Bond, 4.63%, due 2/15/2046	0.5%
WULF Compute LLC, 7.75%, due 10/15/2030	0.5%
Table Summary
Corporate Bonds	95.5%
Mutual Fund	2.1%
U.S. Government Obligations	0.6%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged High Yield Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: HYZD

HYZD - 022026

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Ticker: AGZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$91,109,670
  # of Portfolio Holdings1,370
  Portfolio Turnover Rate47%
  Portfolio Turnover Rate Excluding TBA Roll Transactions21%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	1.6%
Uniform Mortgage-Backed Securities, 6.00%, due 3/1/2056	0.8%
Government National Mortgage Association, 5.50%, due 3/20/2056	0.7%
U.S. Treasury Notes, 4.63%, due 2/15/2035	0.6%
U.S. Treasury Notes, 4.13%, due 7/31/2031	0.6%
U.S. Treasury Notes, 4.25%, due 8/15/2035	0.5%
U.S. Treasury Notes, 2.75%, due 2/15/2028	0.5%
U.S. Treasury Notes, 2.88%, due 5/15/2028	0.5%
U.S. Treasury Notes, 3.25%, due 6/30/2029	0.5%
U.S. Treasury Notes, 3.50%, due 1/31/2028	0.5%
Table Summary
U.S. Government Obligations	45.4%
U.S. Government Agencies	24.8%
Corporate Bonds	24.3%
Repurchase Agreement	1.6%
Commercial Mortgage-Backed Securities	1.4%
Supranational Bonds	1.4%
Foreign Government Obligations	1.2%
Municipal Bonds	0.6%
Asset-Backed Securities	0.4%
Others	0.3%
Other Assets and Liabilities, Net	(1.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: AGZD

AGZD - 022026

WisdomTree Managed Futures Strategy Fund

Ticker: WTMF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$34	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$213,519,349
  # of Portfolio Holdings4
  Portfolio Turnover Rate47%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.66%, due 5/14/2026	80.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	7.1%
WisdomTree Floating Rate Treasury Fund	4.4%
WisdomTree Bitcoin Fund	1.3%
Table Summary
U.S. Government Obligations	80.8%
Mutual Fund	7.1%
Exchange-Traded Funds	5.7%
Other Assets and Liabilities, Net	6.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Managed Futures Strategy Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: WTMF

WTMF - 022026

WisdomTree Mortgage Plus Bond Fund

Ticker: MTGP

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$76,728,571
  # of Portfolio Holdings179
  Portfolio Turnover Rate75%
  Portfolio Turnover Rate Excluding TBA Roll Transactions9%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.70%, due 4/2/2026	7.8%
Uniform Mortgage-Backed Securities, 5.00%, due 3/1/2056	4.7%
Federal National Mortgage Association, 5.50%, due 6/1/2055	4.1%
Federal National Mortgage Association, 5.00%, due 8/1/2053	3.3%
Barton Capital SA, 3.78%, due 3/16/2026	2.9%
Uniform Mortgage-Backed Securities, 4.50%, due 3/1/2056	2.6%
Government National Mortgage Association, 2.00%, due 10/20/2051	2.3%
Federal National Mortgage Association, 5.00%, due 9/1/2052	2.2%
Federal National Mortgage Association, 3.50%, due 9/1/2052	2.2%
Federal National Mortgage Association, 3.00%, due 5/1/2052	2.0%
Table Summary
U.S. Government Agencies	57.0%
Collateralized Mortgage Obligations	33.3%
U.S. Government Obligations	9.1%
Commercial Mortgage-Backed Securities	6.0%
Commercial Paper	2.9%
Asset-Backed Securities	1.9%
Collateralized Loan Obligations	0.9%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(11.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Mortgage Plus Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: MTGP

MTGP - 022026

WisdomTree Private Credit and Alternative Income Fund

Ticker: HYIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Fund	$23	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$54,336,772
  # of Portfolio Holdings32
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Apollo Commercial Real Estate Finance, Inc.	3.6%
Chimera Investment Corp.	3.6%
AGNC Investment Corp.	3.6%
MFA Financial, Inc.	3.6%
Arbor Realty Trust, Inc.	3.6%
ARMOUR Residential REIT, Inc.	3.6%
PIMCO Dynamic Income Fund	3.5%
Annaly Capital Management, Inc.	3.5%
Dynex Capital, Inc.	3.5%
PIMCO Corporate & Income Opportunity Fund	3.5%
Table Summary
Common Stocks	74.6%
Closed-End Funds	25.1%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Private Credit and Alternative Income Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: HYIN

HYIN - 022026

WisdomTree Target Range Fund

Ticker: GTR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$65,250,321
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.66%, due 5/14/2026	81.8%
State Street SPDR S&P 500 ETF Trust, Purchased Call Option @ $590 expiring 1/15/2027	9.1%
iShares MSCI EAFE ETF, Purchased Call Option @ $85 expiring 1/15/2027	4.6%
iShares Russell 2000 ETF, Purchased Call Option @ $225 expiring 1/15/2027	3.7%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $49 expiring 1/15/2027	2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	0.4%
Table Summary
U.S. Government Obligations	81.8%
Purchased Options (Exchange-Traded)	20.0%
Mutual Fund	0.4%
Other Assets and Liabilities, Net	(2.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Target Range Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: GTR

GTR - 022026

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Ticker: UNIY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,342,958,895
  # of Portfolio Holdings6,344
  Portfolio Turnover Rate54%
  Portfolio Turnover Rate Excluding TBA Roll Transactions54%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 11/15/2028	2.9%
U.S. Treasury Notes, 3.50%, due 2/15/2029	2.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%	2.6%
U.S. Treasury Notes, 4.13%, due 2/15/2036	1.9%
U.S. Treasury Notes, 3.50%, due 1/31/2028	1.9%
U.S. Treasury Bonds, 3.00%, due 8/15/2052	1.8%
U.S. Treasury Notes, 0.63%, due 8/15/2030	1.8%
U.S. Treasury Notes, 3.75%, due 1/31/2031	1.2%
U.S. Treasury Notes, 3.50%, due 10/15/2028	0.9%
U.S. Treasury Notes, 4.00%, due 1/15/2027	0.7%
Table Summary
Corporate Bonds	41.4%
U.S. Government Obligations	25.1%
U.S. Government Agencies	17.6%
Foreign Government Obligations	4.8%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.9%
Mutual Fund	2.6%
Foreign Government Agencies	0.9%
Others	1.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: UNIY

UNIY - 022026

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Ticker: AGGY

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$899,859,943
  # of Portfolio Holdings2,238
  Portfolio Turnover Rate54%
  Portfolio Turnover Rate Excluding TBA Roll Transactions39%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
Tennessee Valley Authority, 5.25%, due 9/15/2039	1.3%
Citigroup, Inc., tri-party repurchase agreement, 3.61%, due 3/2/2026	1.0%
Tennessee Valley Authority, 5.88%, due 4/1/2036	0.9%
Tennessee Valley Authority, 5.25%, due 2/1/2055	0.9%
Federal Home Loan Bank, 5.50%, due 7/15/2036	0.7%
Federal National Mortgage Association, 5.63%, due 7/15/2037	0.7%
U.S. Treasury Notes, 3.63%, due 10/31/2030	0.6%
U.S. Treasury Notes, 0.88%, due 11/15/2030	0.6%
U.S. Treasury Notes, 3.88%, due 3/15/2028	0.5%
U.S. Treasury Notes, 3.75%, due 6/30/2027	0.5%
Table Summary
Corporate Bonds	44.6%
U.S. Government Obligations	25.8%
U.S. Government Agencies	14.1%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.8%
Foreign Government Obligations	3.0%
Repurchase Agreement	1.0%
Municipal Bonds	0.2%
Foreign Government Agencies	0.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: AGGY

AGGY - 022026

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Ticker: SHAG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2026

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$43,382,636
  # of Portfolio Holdings1,118
  Portfolio Turnover Rate86%
  Portfolio Turnover Rate Excluding TBA Roll Transactions86%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 2/15/2029	5.7%
U.S. Treasury Notes, 3.50%, due 1/31/2028	4.9%
U.S. Treasury Bills, 3.70%, due 4/9/2026	4.7%
Federal National Mortgage Association, 7.25%, due 5/15/2030	1.4%
U.S. Treasury Notes, 3.50%, due 1/15/2029	1.2%
Tennessee Valley Authority, 7.13%, due 5/1/2030	1.0%
U.S. Treasury Bills, 3.63%, due 3/3/2026	0.9%
U.S. Treasury Notes, 3.38%, due 2/29/2028	0.9%
Federal Home Loan Bank, 3.25%, due 6/9/2028	0.8%
BANK5, 5.42%, due 12/15/2057	0.7%
Table Summary
Corporate Bonds	51.8%
U.S. Government Obligations	25.3%
Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies	8.2%
Foreign Government Obligations	1.9%
Asset-Backed Securities	0.3%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Semi-Annual Shareholder Report - February 28, 2026 (unaudited)

Ticker: SHAG

SHAG - 022026

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., February 28, 2026) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

February 28, 2026 (unaudited)

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)
WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Core Laddered Municipal Fund (WTMU)

WisdomTree Efficient TIPS Plus Gold Fund (GDT)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree High Income Laddered Municipal Fund (WTMY)

WisdomTree Inflation Plus Fund (WTIP)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Equity Premium Income Fund (WTPI)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree Private Credit and Alternative Income Fund (HYIN)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments (unaudited) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 96.0%
U.S. Treasury Bills – 96.0%
3.82%, 3/5/26*	$43,337,500	$43,324,459
3.71%, 4/7/26*	44,000,000	43,840,611
3.56%, 5/7/26*	44,420,000	44,127,316
3.66%, 6/11/26*	43,680,000	43,244,197
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $174,523,391)		174,536,583
	Shares
EXCHANGE-TRADED FUND – 3.8%
United States – 3.8%
WisdomTree Floating Rate Treasury Fund(a)(b) (Cost: $6,958,223)	138,500	6,973,475
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(c) (Cost: $430,585)	430,585	430,585
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $181,912,199)		181,940,643
Other Assets less Liabilities – 0.0%		30,979
NET ASSETS – 100.0%		$181,971,622

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,973,475 and the total market value of the collateral held by the Fund was $7,133,468, which was entirely composed of non-cash U.S. Government securities.

(b)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)     Rate shown represents annualized 7-day yield as of February 28, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income	Securities Lending Income
WisdomTree Floating Rate Treasury Fund	$6,462,265	$4,526,220	$4,025,660	$970	$9,680	$6,973,475	$155,359	$—
WisdomTree Treasury Money Market Digital Fund	—	130,300,000	130,300,000	—	—	—^	—	23,204
Total	$6,462,265	$134,826,220	$134,325,660	$970	$9,680	$6,973,475	$155,359	$23,204

^       As of February 28, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	3/4/2026	1,965,000	EUR	2,319,728	USD	$2,228	$—
Barclays Bank PLC	3/6/2026	8,265,365,000	KRW	5,737,645	USD	6,353	—
Barclays Bank PLC	3/6/2026	5,539,590	USD	8,027,365,000	KRW	—	(39,011)
Barclays Bank PLC	4/8/2026	5,458,622	USD	7,855,530,000	KRW	—	(1,089)
Canadian Imperial Bank of Commerce	3/4/2026	11,450,000	AUD	8,148,040	USD	334	—
Canadian Imperial Bank of Commerce	3/4/2026	21,421,207	USD	3,306,775,000	JPY	244,534	—
Canadian Imperial Bank of Commerce	4/8/2026	8,744,623	USD	12,290,000	AUD	—	(383)
Citibank NA	3/4/2026	475,000	AUD	330,187	USD	7,846	—
Citibank NA	3/4/2026	1,190,000	CAD	871,429	USD	1,016	—

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	3/4/2026	260,000	CHF	334,573	USD	$3,631	$—
Citibank NA	3/4/2026	3,705,000	CNH	534,667	USD	5,390	—
Citibank NA	3/4/2026	1,870,000	EUR	2,208,091	USD	1,608	—
Citibank NA	3/4/2026	565,000	GBP	772,150	USD	—	(10,727)
Citibank NA	3/4/2026	13,640,000	GBP	18,382,766	USD	—	(816)
Citibank NA	3/4/2026	144,235,000	JPY	929,530	USD	—	(5,845)
Citibank NA	3/4/2026	12,725,000	MXN	729,576	USD	9,238	—
Citibank NA	3/4/2026	250,000	SGD	196,897	USD	761	—
Citibank NA	3/4/2026	55,549	USD	80,000	AUD	—	(1,383)
Citibank NA	3/4/2026	146,190	USD	200,000	CAD	—	(440)
Citibank NA	3/4/2026	57,970	USD	45,000	CHF	—	(566)
Citibank NA	3/4/2026	89,460	USD	620,000	CNH	—	(914)
Citibank NA	3/4/2026	371,495	USD	315,000	EUR	—	(727)
Citibank NA	3/4/2026	128,615	USD	95,000	GBP	589	—
Citibank NA	3/4/2026	1,239,228	USD	192,390,000	JPY	7,158	—
Citibank NA	3/4/2026	155,512	USD	24,380,000	JPY	—	(618)
Citibank NA	3/4/2026	122,084	USD	2,135,000	MXN	—	(1,874)
Citibank NA	3/4/2026	31,426	USD	40,000	SGD	—	(199)
Citibank NA	3/6/2026	473,100,000	INR	5,198,901	USD	236	—
Citibank NA	4/8/2026	18,559,790	USD	13,770,000	GBP	839	—
Citibank NA	4/8/2026	4,865,993	USD	444,090,000	INR	1,251	—
Deutsche Bank AG	3/4/2026	300,000	GBP	409,855	USD	—	(5,560)
Deutsche Bank AG	3/4/2026	399,619	USD	565,000	AUD	—	(2,462)
Deutsche Bank AG	3/4/2026	169,362	USD	240,000	AUD	—	(1,434)
Deutsche Bank AG	3/4/2026	177,065	USD	250,000	AUD	—	(847)
Deutsche Bank AG	3/4/2026	1,044,685	USD	1,415,000	CAD	7,282	—
Deutsche Bank AG	3/4/2026	441,690	USD	605,000	CAD	—	(1,864)
Deutsche Bank AG	3/4/2026	458,520	USD	625,000	CAD	304	—
Deutsche Bank AG	3/4/2026	404,499	USD	310,000	CHF	1,255	—
Deutsche Bank AG	3/4/2026	168,008	USD	130,000	CHF	—	(1,094)
Deutsche Bank AG	3/4/2026	162,527	USD	125,000	CHF	—	(71)
Deutsche Bank AG	3/4/2026	628,578	USD	4,340,000	CNH	—	(4,039)
Deutsche Bank AG	3/4/2026	274,499	USD	1,890,000	CNH	—	(995)
Deutsche Bank AG	3/4/2026	230,264	USD	1,585,000	CNH	—	(772)
Deutsche Bank AG	3/4/2026	2,643,253	USD	2,220,000	EUR	19,974	—
Deutsche Bank AG	3/4/2026	1,215,553	USD	1,025,000	EUR	4,354	—
Deutsche Bank AG	3/4/2026	1,120,471	USD	950,000	EUR	—	(2,103)
Deutsche Bank AG	3/4/2026	914,117	USD	670,000	GBP	11,192	—
Deutsche Bank AG	3/4/2026	386,518	USD	285,000	GBP	2,437	—
Deutsche Bank AG	3/4/2026	384,529	USD	285,000	GBP	449	—
Deutsche Bank AG	3/4/2026	1,108,774	USD	170,830,000	JPY	14,774	—
Deutsche Bank AG	3/4/2026	583,540	USD	89,330,000	JPY	11,469	—
Deutsche Bank AG	3/4/2026	473,230	USD	73,170,000	JPY	4,647	—
Deutsche Bank AG	3/4/2026	382,460	USD	6,560,000	MXN	1,586	—
Deutsche Bank AG	3/4/2026	387,459	USD	6,700,000	MXN	—	(1,543)
Deutsche Bank AG	3/4/2026	868,474	USD	14,965,000	MXN	—	(395)
Deutsche Bank AG	3/4/2026	233,476	USD	295,000	SGD	240	—
Deutsche Bank AG	3/4/2026	122,431	USD	155,000	SGD	—	(117)
Deutsche Bank AG	3/4/2026	19,810	USD	25,000	SGD	45	—
Goldman Sachs	3/4/2026	31,815,000	MXN	1,824,222	USD	22,958	—
Goldman Sachs	3/4/2026	13,426,262	USD	93,305,000	CNH	—	(174,272)

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	3/4/2026	6,275,000	CHF	8,163,184	USD	$—	$(756)
HSBC Holdings PLC	3/4/2026	3,410,000	CNH	492,064	USD	4,992	—
HSBC Holdings PLC	3/4/2026	88,055,000	CNH	12,835,519	USD	—	(248)
HSBC Holdings PLC	3/4/2026	45,160,000	EUR	53,362,772	USD	866	—
HSBC Holdings PLC	3/4/2026	305,695,000	MXN	17,744,723	USD	3,941	—
HSBC Holdings PLC	3/4/2026	5,960,000	SGD	4,711,984	USD	184	—
HSBC Holdings PLC	3/4/2026	122,465,000	TWD	3,907,053	USD	14,542	—
HSBC Holdings PLC	3/4/2026	8,741,094	USD	12,555,000	AUD	—	(193,651)
HSBC Holdings PLC	3/4/2026	19,433,066	USD	340,490,000	MXN	—	(335,797)
HSBC Holdings PLC	3/4/2026	4,891,385	USD	6,210,000	SGD	—	(18,441)
HSBC Holdings PLC	4/8/2026	8,592,557	USD	6,580,000	CHF	838	—
HSBC Holdings PLC	4/8/2026	13,340,848	USD	91,320,000	CNH	364	—
HSBC Holdings PLC	4/8/2026	54,884,784	USD	46,370,000	EUR	—	(1,077)
HSBC Holdings PLC	4/8/2026	19,286,817	USD	333,265,000	MXN	—	(4,151)
HSBC Holdings PLC	4/8/2026	4,814,852	USD	6,075,000	SGD	—	(196)
HSBC Holdings PLC	4/8/2026	3,665,973	USD	115,605,000	TWD	—	(22,621)
JPMorgan Chase Bank NA	3/4/2026	3,739,691	USD	118,120,000	TWD	—	(42,767)
Morgan Stanley & Co. International	3/4/2026	485,000	CAD	354,943	USD	634	—
Morgan Stanley & Co. International	3/4/2026	100,000	SGD	78,746	USD	317	—
Morgan Stanley & Co. International	3/4/2026	21,625,358	USD	29,410,000	CAD	63,508	—
Morgan Stanley & Co. International	3/4/2026	56,237,402	USD	47,380,000	EUR	250,484	—
Morgan Stanley & Co. International	3/6/2026	4,940,509	USD	453,845,000	INR	—	(47,025)
Royal Bank of Canada	3/4/2026	490,000	AUD	344,067	USD	4,640	—
Royal Bank of Canada	3/4/2026	1,180,000	CAD	866,295	USD	—	(1,182)
Royal Bank of Canada	3/4/2026	235,000	CHF	303,951	USD	1,734	—
Royal Bank of Canada	3/4/2026	4,710,000	CNH	680,284	USD	6,266	—
Royal Bank of Canada	3/4/2026	1,945,000	EUR	2,302,248	USD	—	(3,925)
Royal Bank of Canada	3/4/2026	610,000	GBP	835,478	USD	—	(13,411)
Royal Bank of Canada	3/4/2026	147,990,000	JPY	952,558	USD	—	(4,827)
Royal Bank of Canada	3/4/2026	14,200,000	MXN	822,305	USD	2,147	—
Royal Bank of Canada	3/4/2026	290,000	SGD	228,811	USD	472	—
Royal Bank of Canada	3/4/2026	5,730,000	TWD	181,219	USD	2,268	—
Royal Bank of Canada	3/4/2026	5,160,000	TWD	163,121	USD	2,114	—
Royal Bank of Canada	3/4/2026	2,600,000	TWD	82,340	USD	917	—
Royal Bank of Canada	3/4/2026	222,531	USD	7,040,000	TWD	—	(2,905)
Royal Bank of Canada	3/4/2026	192,207	USD	6,055,000	TWD	—	(1,687)
Royal Bank of Canada	3/4/2026	73,120	USD	2,300,000	TWD	—	(531)
Royal Bank of Canada	3/4/2026	27,290	USD	865,000	TWD	—	(409)
Royal Bank of Canada	3/4/2026	50,190	USD	1,575,000	TWD	—	(245)
Royal Bank of Canada	3/6/2026	26,755,000	INR	295,353	USD	—	(1,329)
Royal Bank of Canada	3/6/2026	19,880,000	INR	219,379	USD	—	(908)
Royal Bank of Canada	3/6/2026	9,980,000	INR	109,573	USD	102	—
Royal Bank of Canada	3/6/2026	343,000,000	KRW	236,402	USD	1,965	—
Royal Bank of Canada	3/6/2026	292,000,000	KRW	201,412	USD	1,513	—
Royal Bank of Canada	3/6/2026	175,000,000	KRW	120,727	USD	889	—
Royal Bank of Canada	3/6/2026	313,570	USD	28,430,000	INR	1,138	—
Royal Bank of Canada	3/6/2026	256,437	USD	23,245,000	INR	986	—
Royal Bank of Canada	3/6/2026	36,725	USD	3,320,000	INR	240	—
Royal Bank of Canada	3/6/2026	109,647	USD	9,985,000	INR	—	(84)
Royal Bank of Canada	3/6/2026	279,482	USD	407,000,000	KRW	—	(3,362)

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (concluded) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	3/6/2026	201,235	USD	292,000,000	KRW	$—	$(1,690)
Royal Bank of Canada	3/6/2026	39,531	USD	58,000,000	KRW	—	(776)
Royal Bank of Canada	3/6/2026	120,418	USD	174,000,000	KRW	—	(503)
Royal Bank of Canada	3/6/2026	81,078	USD	117,000,000	KRW	—	(231)
Standard Chartered Bank	3/4/2026	1,035,000	AUD	719,068	USD	17,488	—
Standard Chartered Bank	3/4/2026	240,000	AUD	169,330	USD	1,466	—
Standard Chartered Bank	3/4/2026	600,000	CAD	438,360	USD	1,528	—
Standard Chartered Bank	3/4/2026	130,000	CHF	167,810	USD	1,292	—
Standard Chartered Bank	3/4/2026	1,860,000	CNH	269,767	USD	1,355	—
Standard Chartered Bank	3/4/2026	950,000	EUR	1,118,507	USD	4,067	—
Standard Chartered Bank	3/4/2026	285,000	GBP	383,539	USD	541	—
Standard Chartered Bank	3/4/2026	73,000,000	JPY	471,034	USD	—	(3,540)
Standard Chartered Bank	3/4/2026	3,491,650,000	JPY	22,363,195	USD	—	(2,578)
Standard Chartered Bank	3/4/2026	6,415,000	MXN	371,410	USD	1,045	—
Standard Chartered Bank	3/4/2026	125,000	SGD	98,594	USD	235	—
Standard Chartered Bank	3/4/2026	8,726,077	USD	6,725,000	CHF	—	(21,704)
Standard Chartered Bank	3/4/2026	19,244,960	USD	14,065,000	GBP	290,259	—
Standard Chartered Bank	3/6/2026	120,070	USD	10,890,000	INR	394	—
Standard Chartered Bank	4/8/2026	20,790,614	USD	3,236,345,000	JPY	2,451	—
UBS Group AG	3/4/2026	28,800,000	CAD	21,114,137	USD	493	—
UBS Group AG	3/4/2026	435,000	CHF	559,586	USD	6,256	—
UBS Group AG	4/8/2026	21,134,361	USD	28,785,000	CAD	—	(1,215)
						$1,092,909	$(995,932)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$43,324,459	$131,212,124	$—	$174,536,583
Exchange-Traded Fund	6,973,475	—	—	6,973,475
Mutual Fund	—	430,585	—	430,585
Total Investments in Securities	$50,297,934	$131,642,709	$—	$181,940,643
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,092,909	$—	$1,092,909
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(995,932)	$—	$(995,932)
Total – Net	$50,297,934	$131,739,686	$—	$182,037,620

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Currency Strategy Fund (CEW) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 65.9%
U.S. Treasury Bills – 65.9%
3.79%, 3/5/26*	$5,150,000	$5,148,450
3.68%, 4/2/26*	5,130,000	5,114,027
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $10,261,345)		10,262,477
Shares
EXCHANGE-TRADED FUND – 2.6%
United States – 2.6%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $401,856)	8,000	402,800
	Principal Amount
REPURCHASE AGREEMENT – 30.9%
United States – 30.9%
Citigroup, Inc., tri-party repurchase agreement dated 02/27/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 3/2/26; Proceeds at maturity – $4,811,447 (fully collateralized by U.S. Treasury Note, 4.13% due 10/31/27; Market value including accrued interest – $4,906,217) (Cost: $4,810,000)	4,810,000	4,810,000
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $15,473,201)		15,475,277
Other Assets less Liabilities – 0.6%		98,876
NET ASSETS – 100.0%		$15,574,153

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$402,320	$—	$—	$—	$480	$402,800	$7,666

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Currency Strategy Fund (CEW) February 28, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	5/6/2026	17,089,200,000	IDR	1,015,045	USD	$1,284	$—
Canadian Imperial Bank of Commerce	5/6/2026	95,863	USD	31,000,000	HUF	—	(910)
Citibank NA	5/6/2026	101,638	USD	88,000,000	CLP	988	—
Goldman Sachs	5/6/2026	4,380,245,000	COP	1,175,841	USD	—	(27,753)
Goldman Sachs	5/6/2026	90,315,000	INR	975,535	USD	11,487	—
Goldman Sachs	5/6/2026	58,895,000	PHP	994,781	USD	24,097	—
Goldman Sachs	5/6/2026	114,116	USD	2,000,000	MXN	—	(1,474)
Goldman Sachs	5/6/2026	83,841	USD	330,000	MYR	—	(1,182)
HSBC Holdings PLC	5/6/2026	366,280,000	HUF	1,138,672	USD	4,754	—
HSBC Holdings PLC	5/6/2026	20,015,000	MXN	1,147,401	USD	9,370	—
HSBC Holdings PLC	5/6/2026	33,650,000	THB	1,078,277	USD	9,437	—
HSBC Holdings PLC	5/6/2026	156,496	USD	590,000,000	COP	1,854	—
HSBC Holdings PLC	5/8/2026	1,421,500,000	KRW	994,404	USD	—	(4,463)
Morgan Stanley & Co. International	5/6/2026	5,930,000	BRL	1,112,362	USD	27,161	—
Morgan Stanley & Co. International	5/6/2026	980,425,000	CLP	1,139,539	USD	—	(18,175)
Morgan Stanley & Co. International	5/6/2026	4,420,000	MYR	1,125,398	USD	13,396	—
Morgan Stanley & Co. International	5/6/2026	3,875,000	PLN	1,098,308	USD	—	(13,746)
Morgan Stanley & Co. International	5/6/2026	87,509	USD	470,000	BRL	—	(2,808)
Morgan Stanley & Co. International	5/6/2026	18,820,000	ZAR	1,182,407	USD	—	(5,415)
Royal Bank of Canada	5/6/2026	345,000,000	IDR	20,396	USD	122	—
Royal Bank of Canada	5/6/2026	131,303	USD	2,140,000	ZAR	—	(2,532)
Royal Bank of Canada	5/8/2026	86,000,000	KRW	58,882	USD	1,009	—
Standard Chartered Bank	5/6/2026	45,300,000	TRY	971,732	USD	7,023	—
Standard Chartered Bank	5/6/2026	44,695	USD	160,000	PLN	—	(87)
Standard Chartered Bank	5/8/2026	7,455,000	CNH	1,078,397	USD	12,694	—
						$124,676	$(78,545)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$10,262,477	$—	$10,262,477
Exchange-Traded Fund	402,800	—	—	402,800
Repurchase Agreement	—	4,810,000	—	4,810,000
Total Investments in Securities	$402,800	$15,072,477	$—	$15,475,277
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$124,676	$—	$124,676
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(78,545)	$—	$(78,545)
Total – Net	$402,800	$15,118,608	$—	$15,521,408

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree 1-3 Year Laddered Treasury Fund (USSH) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Notes – 99.0%
3.88%, 3/31/27	$876,100	$879,556
3.75%, 4/30/27	893,700	896,371
3.88%, 5/31/27	896,900	901,244
3.75%, 6/30/27	907,100	910,573
3.88%, 7/31/27	893,000	898,302
3.63%, 8/31/27	923,500	926,025
3.50%, 9/30/27	889,200	890,225
3.50%, 10/31/27	913,600	914,724
3.38%, 11/30/27	882,900	882,434
3.38%, 12/31/27	911,200	910,808
4.25%, 1/15/28	880,500	893,965
3.38%, 2/29/28	910,000	909,805
3.88%, 3/15/28	894,300	902,929
3.75%, 4/15/28	898,800	905,401
3.75%, 5/15/28	894,600	901,449
3.88%, 6/15/28	902,000	911,866
3.88%, 7/15/28	898,500	908,468
3.63%, 8/15/28	904,000	909,262
3.38%, 9/15/28	918,400	918,185
3.50%, 10/15/28	886,800	889,259
3.50%, 11/15/28	893,000	895,616
3.50%, 12/15/28	896,200	898,896
3.50%, 1/15/29	911,200	914,012
3.50%, 2/15/29	910,000	912,950
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,594,273)		21,682,325
Investments	Shares	Value
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(a) (Cost: $34,609)	34,609	$34,609
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $21,628,882)		21,716,934
Other Assets less Liabilities – 0.8%		173,287
NET ASSETS – 100.0%		$21,890,221

(a)     Rate shown represents annualized 7-day yield as of February 28, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$21,682,325	$—	$21,682,325
Mutual Fund	—	34,609	—	34,609
Total Investments in Securities	$—	$21,716,934	$—	$21,716,934

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) WisdomTree 7-10 Year Laddered Treasury Fund (USIN) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Notes – 99.3%
3.38%, 5/15/33	$393,200	$384,107
3.88%, 8/15/33	374,700	377,452
4.50%, 11/15/33	365,300	382,709
4.00%, 2/15/34	378,000	383,020
4.38%, 5/15/34	372,000	386,270
3.88%, 8/15/34	382,300	382,867
4.25%, 11/15/34	373,500	383,800
4.63%, 2/15/35(a)	360,300	380,145
4.25%, 5/15/35	375,500	385,152
4.25%, 8/15/35(a)	382,900	392,443
4.00%, 11/15/35	371,600	372,964
4.13%, 2/15/36	380,000	385,077
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,526,364)		4,596,006
Investments	Shares	Value
MUTUAL FUND – 1.0%
United States – 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $45,227)	45,227	$45,227
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $4,571,591)		4,641,233
Other Liabilities less Assets – (0.3)%		(12,883)
NET ASSETS – 100.0%		$4,628,350

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $545,508 and the total market value of the collateral held by the Fund was $555,083, which was entirely composed of non-cash U.S. Government securities.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,596,006	$—	$4,596,006
Mutual Fund	—	45,227	—	45,227
Total Investments in Securities	$—	$4,641,233	$—	$4,641,233

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Bianco Total Return Fund (WTBN) February 28, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares 0-5 Year TIPS Bond ETF	95,909	$9,909,318
iShares 20+ Year Treasury Bond ETF	10,991	998,203
iShares 3-7 Year Treasury Bond ETF(a)	136,731	16,506,166
iShares 7-10 Year Treasury Bond ETF(a)	106,378	10,423,980
iShares Agency Bond ETF	20,065	2,226,412
iShares BBB Rated Corporate Bond ETF	22,430	1,975,769
iShares MBS ETF(a)	269,850	26,151,163
Schwab Long-Term U.S. Treasury ETF(a)	80,708	2,650,451
Schwab Short-Term U.S. Treasury ETF(a)	108,853	2,661,456
Vanguard Intermediate-Term Corporate Bond ETF(a)	87,084	7,377,756
Vanguard Long-Term Corporate Bond ETF(a)	42,562	3,288,766
Vanguard Short-Term Corporate Bond ETF(a)	62,850	5,040,570
WisdomTree Emerging Markets Local Debt Fund(b)	165,192	4,942,545
WisdomTree Interest Rate Hedged High Yield Bond Fund(b)	219,866	4,918,402
TOTAL EXCHANGE-TRADED FUNDS (Cost: $97,070,908)		99,070,957
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(c) (Cost: $113,286)	113,286	113,286
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 25.9%
United States – 25.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(c)	13,831,222	$13,831,222
WisdomTree Treasury Money Market Digital Fund, 3.44%(b)(c)	11,800,000	11,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $25,631,222)		25,631,222
TOTAL INVESTMENTS IN SECURITIES – 125.9% (Cost: $122,815,416)		124,815,465
Other Liabilities less Assets – (25.9)%		(25,705,564)
NET ASSETS – 100.0%		$99,109,901

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,023,343 and the total market value of the collateral held by the Fund was $28,573,565. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,942,343.

(b)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)     Rate shown represents annualized 7-day yield as of February 28, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income	Securities Lending Income
iShares BBB Rated Corporate Bond ETF*	$3,258,408	$1,076,340	$2,393,001	$19,526	$14,496	$1,975,769	$73,279	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund	—	9,898,135	9,413,220	(484,915)	—	—^	320,502	—
WisdomTree Emerging Markets Local Debt Fund	3,625,843	5,216,960	3,969,386	227,073	(157,945)	4,942,545	61,085	—
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	4,968,451	—	—	(50,049)	4,918,402	21,512	—
WisdomTree Treasury Money Market Digital Fund	11,000,000	91,700,000	90,900,000	—	—	11,800,000	—	66,519
Total	$17,884,251	$112,859,886	$106,675,607	$(238,316)	$(193,498)	$23,636,716	$476,378	$66,519

*     At February 28, 2026, the holding is no longer considered an affiliate as the Fund’s ownership fell below 5% of the outstanding voting securities of the issuer.

^     As of February 28, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$99,070,957	$—	$—	$99,070,957
Mutual Fund	—	113,286	—	113,286
Investment of Cash Collateral for Securities Loaned	—	25,631,222	—	25,631,222
Total Investments in Securities	$99,070,957	$25,744,508	$—	$124,815,465

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) WisdomTree Core Laddered Municipal Fund (WTMU) February 28, 2026
Investments	Principal Amount	Value
MUNICIPAL BONDS – 98.6%
Alabama – 0.9%
Black Belt Energy Gas District, Series F, Revenue Bond 5.00%, 12/1/32	$60,000	$65,842
County of Jefferson, Series A, G.O. Bond 5.00%, 4/1/26	25,000	25,053
Total Alabama		90,895
Alaska – 1.1%
State of Alaska International Airports System, Series A, Revenue Bond
5.00%, 10/1/31	65,000	74,244
5.00%, 10/1/35	35,000	40,684
Total Alaska		114,928
Arizona – 1.7%
Arizona Board of Regents, Series B, Revenue Bond 5.00%, 7/1/39	100,000	113,426
Maricopa County Unified School District No. 4 Mesa, School Impt., Series D, G.O. Bond 5.00%, 7/1/26	65,000	65,612
Total Arizona		179,038
California – 2.0%
California Health Facilities Financing Authority, Series A, Revenue Bond 5.00%, 12/1/36	50,000	57,806
Los Angeles Department of Water & Power, Series C, Revenue Bond 5.00%, 7/1/40	140,000	152,918
Total California		210,724
Colorado – 5.3%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 12/1/29	200,000	214,055
City & County of Denver CO Pledged Excise Tax Revenue, Series A, Revenue Bond 5.00%, 8/1/31	25,000	28,466
Colorado Health Facilities Authority, Series A, Revenue Bond
5.00%, 5/15/32	30,000	34,490
5.00%, 12/1/39	75,000	83,358
Denver City & County School District No. 1, School Impt., G.O. Bond 4.00%, 12/1/35	150,000	157,446
State of Colorado, Highway Impt., Series A 5.00%, 12/15/30	30,000	33,761
Total Colorado		551,576
Connecticut – 4.6%
Connecticut State Health & Educational Facilities Authority, Series O, Revenue Bond 5.00%, 7/1/29	60,000	65,108
Investments	Principal Amount	Value
State of Connecticut, Public Impt., Series F, G.O. Bond 5.00%, 11/15/38	$45,000	$52,171
University of Connecticut, Series A, Revenue Bond 5.00%, 5/1/26	360,000	361,654
Total Connecticut		478,933
District of Columbia – 3.5%
District of Columbia, Revenue Bond 5.00%, 4/1/27	35,000	35,949
Metropolitan Washington Airports Authority Aviation Revenue, Series B, Revenue Bond 5.00%, 10/1/33	250,000	278,204
Washington Metropolitan Area Transit Authority, Transit Impt., Revenue Bond 5.00%, 7/1/27	50,000	51,884
Total District of Columbia		366,037
Florida – 4.1%
City of Jacksonville, Public Impt., Series A, Revenue Bond 5.00%, 10/1/39	20,000	22,579
Florida Municipal Power Agency, Series A, Revenue Bond 5.00%, 10/1/26	35,000	35,537
JEA Electric System Revenue, Revenue Bond 5.00%, 10/1/29	190,000	208,490
Manatee County School District, School Impt., Series CO
5.00%, 7/1/35	50,000	57,466
5.00%, 7/1/37	25,000	28,290
Miami Beach Redevelopment Agency 5.00%, 2/1/33	45,000	51,771
Orange County Health Facilities Authority, Series A, Revenue Bond 5.00%, 10/1/36	25,000	28,371
Total Florida		432,504
Illinois – 8.1%
Chicago Midway International Airport, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 1/1/37	100,000	116,371
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM 5.00%, 1/1/38	140,000	158,186
City of Chicago IL Waterworks Revenue, Water Utility Impt., Series B, Revenue Bond 5.00%, 11/1/36	45,000	50,310
Illinois Finance Authority, Series A, Revenue Bond 5.00%, 4/1/31	65,000	73,209
Illinois State Toll Highway Authority, Series A, Revenue Bond 5.00%, 1/1/30	70,000	77,205
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond 5.00%, 1/1/40	45,000	50,357

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Core Laddered Municipal Fund (WTMU) February 28, 2026
Investments	Principal Amount	Value
Metropolitan Water Reclamation District of Greater Chicago, Water Utility Impt., Series A, G.O. Bond 5.00%, 12/1/28	$25,000	$26,873
State of Illinois, Public Impt., Series B, G.O. Bond 5.00%, 12/1/37	135,000	150,620
State of Illinois Sales Tax Revenue, Public Impt., Series A, Revenue Bond, BAM 5.00%, 6/15/27	65,000	67,247
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond 5.00%, 6/15/40	75,000	82,758
Total Illinois		853,136
Indiana – 3.5%
Indiana Finance Authority, Series C, Revenue Bond 5.00%, 2/1/28	275,000	290,158
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond 5.00%, 2/1/29	75,000	80,732
Total Indiana		370,890
Kentucky – 2.6%
Kentucky Public Energy Authority, Series C, Revenue Bond 5.00%, 5/1/36	250,000	275,028
Massachusetts – 5.4%
Commonwealth of Massachusetts, Series A, G.O. Bond 5.50%, 8/1/30	60,000	67,860
Massachusetts Development Finance Agency, Series 2, Revenue Bond 5.00%, 7/1/35	100,000	115,460
Massachusetts Development Finance Agency, Series A, Revenue Bond 5.00%, 10/15/28	110,000	118,335
Massachusetts Port Authority, Series A, Revenue Bond 5.00%, 7/1/30	250,000	268,669
Total Massachusetts		570,324
Michigan – 2.5%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond 5.00%, 10/1/34	110,000	126,836
Michigan Finance Authority, Revenue Bond 5.00%, 4/15/32	120,000	137,197
Total Michigan		264,033
Minnesota – 1.3%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond 5.00%, 8/15/35	115,000	135,025
Investments	Principal Amount	Value
Missouri – 1.4%
City of Kansas City, Series A, G.O. Bond 5.00%, 2/1/28	$55,000	$57,925
Missouri Joint Municipal Electric Utility Commission, Revenue Bond 5.00%, 1/1/34	75,000	87,372
Total Missouri		145,297
Nevada – 0.6%
Clark County School District, Series E, G.O. Bond 5.00%, 6/15/26	25,000	25,202
County of Clark Department of Aviation, Revenue Bond 5.00%, 7/1/26	35,000	35,320
Total Nevada		60,522
New York – 9.2%
City of New York, Public Impt., Series 1, G.O. Bond 5.00%, 4/1/37	75,000	85,035
Metropolitan Transportation Authority, Series A, Revenue Bond 5.00%, 11/15/36	45,000	51,674
New York City Industrial Development Agency, Revenue Bond 5.00%, 3/1/30	120,000	131,796
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Series E, Revenue Bond 5.00%, 11/1/40	100,000	112,499
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 5.00%, 11/1/33	120,000	136,734
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/38	80,000	91,262
5.00%, 11/1/38	55,000	61,893
New York State Dormitory Authority, Series A, Revenue Bond 5.00%, 7/1/41	200,000	213,062
New York Transportation Development Corp., Revenue Bond 5.00%, 12/1/30	25,000	27,849
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 238, Revenue Bond 5.00%, 7/15/39	50,000	55,057
Total New York		966,861
North Carolina – 1.4%
County of Durham, School Impt., Series A, Revenue Bond 5.00%, 6/1/27	70,000	72,510
Nash Health Care Systems, Revenue Bond 5.00%, 2/1/32	65,000	72,977
Total North Carolina		145,487

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree Core Laddered Municipal Fund (WTMU) February 28, 2026
Investments	Principal Amount	Value
Oklahoma – 0.3%
Oklahoma County Finance Authority, School Impt., Revenue Bond 5.00%, 9/1/34	$25,000	$28,868
Oregon – 2.7%
Port of Portland OR Airport Revenue, Airport & Marina Impt., Revenue Bond 5.25%, 7/1/39	250,000	279,934
Pennsylvania – 8.4%
City of Philadelphia, Public Impt., Series A, G.O. Bond 5.00%, 8/1/27	25,000	25,962
Monroeville Finance Authority, Series B, Revenue Bond 5.00%, 2/15/31	35,000	39,326
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	110,000	126,638
5.00%, 8/15/40	20,000	22,392
Northampton County General Purpose Authority, Series A2, Revenue Bond 5.00%, 8/15/34	120,000	138,286
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond 5.00%, 5/15/37	125,000	139,351
Pennsylvania Turnpike Commission, Public Impt., Series A, Revenue Bond 5.00%, 12/1/38	40,000	45,626
Philadelphia Gas Works Co., Series A, Revenue Bond
5.00%, 8/1/35	65,000	75,981
5.00%, 8/1/37	35,000	40,207
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond 5.00%, 9/1/31	100,000	113,990
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond 5.00%, 2/1/33	100,000	113,213
Total Pennsylvania		880,972
South Carolina – 1.3%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	120,000	125,833
5.00%, 12/1/33	10,000	11,715
Total South Carolina		137,548
South Dakota – 2.4%
South Dakota Health & Educational Facilities Authority, Series A, Revenue Bond 5.00%, 7/1/31	225,000	251,556
Investments	Principal Amount	Value
Tennessee – 4.0%
City of Franklin, Public Impt., G.O. Bond 5.00%, 4/1/27	$20,000	$20,616
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond 5.00%, 7/1/34	70,000	82,024
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/31	40,000	44,235
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/40	100,000	112,035
Tennessee Energy Acquisition Corp., Series A, Revenue Bond 5.00%, 12/1/35	150,000	164,969
Total Tennessee		423,879
Texas – 15.2%
City of Houston TX Combined Utility System Revenue, Series A, Revenue Bond 5.00%, 11/15/29	40,000	44,042
City of San Antonio TX Electric & Gas Systems Revenue, Series B, Revenue Bond 4.00%, 2/1/33	95,000	103,631
County of Harris TX Toll Road Revenue, Highway Impt., Series A, Revenue Bond 5.00%, 8/15/28	135,000	142,563
Dallas Fort Worth International Airport, Revenue Bond 5.00%, 11/1/31	40,000	44,701
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	40,000	46,773
5.00%, 7/1/39	85,000	95,090
5.00%, 7/1/40	40,000	44,416
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	75,000	85,658
5.00%, 5/15/39	40,000	45,234
5.00%, 5/15/40	55,000	60,989
Midland Independent School District, School Impt., G.O. Bond 5.00%, 2/15/37	105,000	119,204
State of Texas, G.O. Bond 5.00%, 10/1/30	65,000	73,035
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bond 5.00%, 7/1/32	250,000	281,540
Texas Public Finance Authority, Revenue Bond 5.00%, 2/1/27	290,000	297,608
Waco Educational Finance Corp., Series A, Revenue Bond 5.00%, 3/1/34	100,000	109,355
Total Texas		1,593,839
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Core Laddered Municipal Fund (WTMU) February 28, 2026
Investments	Principal Amount	Value
Utah – 1.3%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/28	$55,000	$58,034
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/29	75,000	77,759
Total Utah		135,793
Washington – 3.4%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series A, Revenue Bond 5.00%, 1/1/38	230,000	259,013
North Thurston Public Schools, School Impt., G.O. Bond 5.00%, 12/1/32	45,000	52,418
Port of Seattle, Series A, Revenue Bond 5.00%, 8/1/32	40,000	46,415
Total Washington		357,846
Wisconsin – 0.4%
Public Finance Authority, Series 1, Revenue Bond, BAM 5.25%, 7/1/34	35,000	40,216
TOTAL MUNICIPAL BONDS (Cost: $10,015,665)		10,341,689
Investments	Shares	Value
MUTUAL FUND – 0.4%
BlackRock Liquidity MuniCash, Institutional Shares, 1.72%(a) (Cost: $37,919)	37,915	$37,919
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $10,053,584)		10,379,608
Other Assets less Liabilities – 1.0%		101,891
NET ASSETS – 100.0%		$10,481,499

(a)     Rate shown represents annualized 7-day yield as of February 28, 2026.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$—	$10,341,689	$—	$10,341,689
Mutual Fund	—	37,919	—	37,919
Total Investments in Securities	$—	$10,379,608	$—	$10,379,608

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) WisdomTree Efficient TIPS Plus Gold Fund (GDT) (consolidated) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.6%
U.S. Treasury Inflation Indexed Notes – 80.6%
0.13%, 10/15/26	$125,000	$148,539
0.38%, 1/15/27	95,000	127,142
0.13%, 4/15/27	140,000	159,375
0.38%, 7/15/27	110,000	145,521
1.63%, 10/15/27	150,000	166,798
0.50%, 1/15/28	130,000	169,659
1.25%, 4/15/28	150,000	163,070
0.75%, 7/15/28	100,000	129,130
2.38%, 10/15/28	155,000	170,684
0.88%, 1/15/29	85,000	108,874
2.13%, 4/15/29	175,000	189,537
0.25%, 7/15/29	105,000	130,248
1.63%, 10/15/29	170,000	179,356
0.13%, 1/15/30	115,000	139,823
1.63%, 4/15/30	180,000	187,087
0.13%, 7/15/30	130,000	158,155
1.13%, 10/15/30	185,000	185,921
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,638,427)		2,658,919
Investments	Shares	Value
MUTUAL FUND – 8.8%
United States – 8.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(a) (Cost: $290,523)	290,523	$290,523
TOTAL INVESTMENTS IN SECURITIES – 89.4% (Cost: $2,928,950)		2,949,442
Other Assets less Liabilities – 10.6%		349,160
NET ASSETS – 100.0%		$3,298,602

(a)     Rate shown represents annualized 7-day yield as of February 28, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	6	4/28/26	$3,148,740	$235,619

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$2,658,919	$—	$2,658,919
Mutual Fund	—	290,523	—	290,523
Total Investments in Securities	$—	$2,949,442	$—	$2,949,442
Financial Derivative Instruments
Futures Contracts[1]	$235,619	$—	$—	$235,619
Total – Net	$235,619	$2,949,442	$—	$3,185,061

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026
Investments	Principal Amount	Value
CORPORATE BONDS – 89.4%
Angola – 0.6%
Azule Energy Finance PLC
8.13%, 1/23/30(a)	$200,000	$203,626
8.25%, 1/22/31(b)	400,000	404,507
Total Angola		608,133
Argentina – 1.8%
Pampa Energia SA 7.75%, 11/14/37(b)	200,000	202,200
Pan American Energy LLC 7.75%, 1/15/37(b)	200,000	201,624
Telecom Argentina SA 8.50%, 1/20/36(b)	200,000	205,508
Transportadora de Gas del Sur SA 7.75%, 11/20/35(b)	400,000	406,820
YPF SA
9.50%, 1/17/31(b)	200,000	212,500
8.75%, 9/11/31(b)	200,000	209,057
8.25%, 1/17/34(b)	300,000	309,540
Total Argentina		1,747,249
Australia – 1.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	1,100,000	1,063,711
Brazil – 5.6%
Banco Votorantim SA 5.88%, 4/8/28(b)	250,000	254,483
Braskem Netherlands Finance BV 8.00%, 10/15/34(b)	200,000	83,126
Embraer Netherlands Finance BV 5.40%, 1/9/38	300,000	300,585
Minerva Luxembourg SA 4.38%, 3/18/31(a)	475,000	442,564
NBM U.S. Holdings, Inc. 7.00%, 5/14/26(a)	237,000	237,498
Nexa Resources SA 6.60%, 4/8/37(b)	500,000	535,978
Nova Securitisation SARL 6.50%, 2/3/36(b)	450,000	442,537
Raizen Fuels Finance SA
5.70%, 1/17/35(b)	200,000	90,060
6.70%, 2/25/37(b)	300,000	133,875
Samarco Mineracao SA 9.50%, 6/30/31, PIK(a)	327,973	330,328
Sitios Latinoamerica SAB de CV 6.00%, 11/25/29(b)	1,350,000	1,401,266
Suzano Austria GmbH 3.13%, 1/15/32, Series DM3N(c)	450,000	407,456
Suzano Netherlands BV 5.50%, 1/15/36(c)	600,000	605,550
Investments	Principal Amount	Value
Vale Overseas Ltd. 6.00%, 2/25/56, (6.00% fixed rate until 2/25/31; 5-year Constant Maturity Treasury Rate + 2.431% thereafter)(b)(d)	$200,000	$204,537
Total Brazil		5,469,843
Chile – 8.5%
Antofagasta PLC 5.63%, 9/9/35(b)	250,000	260,425
Banco de Credito & Inversiones SA 2.88%, 10/14/31(a)	450,000	417,940
Banco del Estado de Chile 7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(b)(d)(e)	400,000	428,880
Banco Santander Chile 4.55%, 11/20/30(b)	400,000	402,196
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	1,100,000	1,089,880
Cencosud SA 5.95%, 5/28/31(b)	800,000	841,765
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(b)	586,503	607,764
5.67%, 10/20/35(b)	388,348	404,220
Corp. Nacional del Cobre de Chile 6.33%, 1/13/35(b)	800,000	866,748
Engie Energia Chile SA
3.40%, 1/28/30(a)	650,000	619,937
6.38%, 4/17/34(b)	200,000	215,730
Inversiones CMPC SA
6.13%, 2/26/34(b)(c)	300,000	306,678
6.70%, 12/9/57, (6.70% fixed rate until 12/9/32; 5-year Constant Maturity Treasury Rate + 2.834% thereafter)(b)(d)	575,000	575,733
Sociedad Quimica y Minera de Chile SA 5.63%, 4/22/56, (5.625% fixed rate until 4/22/31; 5-year Constant Maturity Treasury Rate + 1.915% thereafter)(b)(d)	1,000,000	1,014,750
Telefonica Moviles Chile SA 3.54%, 11/18/31(a)	300,000	237,226
Total Chile		8,289,872
China – 3.4%
Alibaba Group Holding Ltd. 5.25%, 5/26/35(c)	1,300,000	1,364,984
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(b)(c)	500,000	499,075
Lenovo Group Ltd.
3.42%, 11/2/30(a)	400,000	383,602
6.54%, 7/27/32(b)(c)	530,000	583,519
Prosus NV 3.06%, 7/13/31(a)	550,000	507,524
Total China		3,338,704

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026
Investments	Principal Amount	Value
Colombia – 4.5%
Aris Mining Corp. 8.00%, 10/31/29(b)	$700,000	$735,397
Bancolombia SA 8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(d)	525,000	561,886
Ecopetrol SA
8.88%, 1/13/33	600,000	638,340
8.38%, 1/19/36	740,000	762,570
Grupo Energia Bogota SA ESP 5.75%, 10/22/35(b)	750,000	739,594
Grupo Nutresa SA 9.00%, 5/12/35(a)	250,000	287,128
SURA Asset Management SA 6.35%, 5/13/32(b)	600,000	640,620
Total Colombia		4,365,535
Dominican Republic – 0.3%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/34(b)	250,000	263,308
Guatemala – 2.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(b)	1,260,000	1,249,731
CT Trust 5.13%, 2/3/32(a)	450,000	433,796
Energuate Trust 2 0 6.35%, 9/15/35(b)	800,000	813,494
Total Guatemala		2,497,021
Hong Kong – 1.7%
AIA Group Ltd. 4.95%, 3/30/35(b)	700,000	715,834
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	200,000	200,200
6.50%, 9/24/33(b)	500,000	499,697
Prudential Funding Asia PLC 2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(a)(d)	200,000	193,239
Total Hong Kong		1,608,970
Hungary – 0.4%
OTP Bank Nyrt 7.30%, 7/30/35, (7.30% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.861% thereafter)(a)(d)	400,000	425,255
India – 4.2%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(a)	250,000	245,586
Biocon Biologics Global PLC 6.67%, 10/9/29(b)	250,000	253,254
IRB Infrastructure Developers Ltd. 7.11%, 3/11/32(b)	550,000	573,375
Investments	Principal Amount	Value
JSW Steel Ltd. 5.05%, 4/5/32(b)	$300,000	$299,763
Network i2i Ltd. 3.98%, 3/29/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(d)(e)	900,000	897,804
Periama Holdings LLC 5.95%, 4/19/26(a)	450,000	450,563
Reliance Industries Ltd. 2.88%, 1/12/32(b)	685,000	635,848
Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(b)	550,000	507,771
Vedanta Resources Finance II PLC 10.88%, 9/17/29(b)	250,000	267,817
Total India		4,131,781
Indonesia – 0.8%
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/30(b)	700,000	740,250
Israel – 3.2%
Bank Hapoalim BM 5.25%, 1/14/33(a)	400,000	404,900
Energean Israel Finance Ltd. 8.50%, 9/30/33(a)	350,000	371,124
Israel Discount Bank Ltd. 5.38%, 1/26/28(a)	375,000	380,091
Israel Electric Corp. Ltd.
4.25%, 8/14/28(a)	500,000	497,368
5.63%, 1/28/38(a)(c)	325,000	330,281
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	468,000	465,707
8.13%, 9/15/31	400,000	460,850
4.10%, 10/1/46	300,000	232,125
Total Israel		3,142,446
Ivory Coast – 0.3%
Endeavour Mining PLC 7.00%, 5/28/30(b)	250,000	259,245
Kazakhstan – 1.4%
Kaspi.KZ JSC 6.25%, 3/26/30(b)	550,000	566,500
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)	625,000	574,910
6.38%, 10/24/48(a)	225,000	230,284
Total Kazakhstan		1,371,694
Kuwait – 2.6%
EQUATE Petrochemical Co. 4.25%, 11/3/26(a)	700,000	700,215
MEGlobal BV 2.63%, 4/28/28(b)	950,000	918,175
NBK SPC Ltd. 5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(b)(d)	500,000	519,745

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026
Investments	Principal Amount	Value
NBK Tier 1 Ltd. 6.38%, 1/10/31, (6.375% fixed rate until 7/10/31; 6-Year Constant Maturity Treasury Rate + 2.403% thereafter)(b)(d)(e)	$400,000	$409,716
Total Kuwait		2,547,851
Luxembourg – 0.4%
Altice Financing SA
5.00%, 1/15/28(a)	200,000	142,023
5.75%, 8/15/29(b)	325,000	227,651
Total Luxembourg		369,674
Macau – 3.1%
MGM China Holdings Ltd.
4.75%, 2/1/27(a)	425,000	423,861
7.13%, 6/26/31(a)	400,000	424,078
Sands China Ltd. 5.40%, 8/8/28	950,000	971,820
Studio City Finance Ltd. 5.00%, 1/15/29(a)	450,000	436,219
Wynn Macau Ltd.
5.63%, 8/26/28(a)	525,000	524,774
6.75%, 2/15/34(b)(c)	200,000	203,367
Total Macau		2,984,119
Malaysia – 1.8%
GENM Capital Labuan Ltd. 3.88%, 4/19/31(b)	375,000	347,016
Gohl Capital Ltd. 4.25%, 1/24/27(a)	675,000	673,346
MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(b)	780,000	777,250
Total Malaysia		1,797,612
Mauritius – 0.2%
Axian Telecom Holding & Management PLC 7.25%, 7/11/30(b)	200,000	203,410
Mexico – 6.8%
Banco Mercantil del Norte SA 8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(b)(c)(d)(e)	750,000	825,083
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(b)(d)	850,000	908,340
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(b)(c)	198,268	217,302
Cemex SAB de CV 7.20%, 6/10/30, (7.20% fixed rate until 9/10/30; 5-year Constant Maturity Treasury Rate + 3.52% thereafter)(b)(d)(e)	850,000	895,900
CFE Fibra E 5.88%, 9/23/40(b)	619,793	619,173
Investments	Principal Amount	Value
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(b)	$400,000	$427,446
6.66%, 1/22/37(b)	280,000	301,469
Gruma SAB de CV 5.76%, 12/9/54(b)	200,000	202,321
Grupo Televisa SAB 5.00%, 5/13/45	225,000	155,362
Industrias Penoles SAB de CV 4.15%, 9/12/29(a)	900,000	894,393
Minera Mexico SA de CV 5.63%, 2/12/32(a)	600,000	627,450
Trust Fibra Uno
7.38%, 2/13/34(b)	200,000	219,710
8.25%, 1/23/37(b)	280,000	318,732
Total Mexico		6,612,681
Morocco – 1.3%
OCP SA
6.75%, 5/2/34(b)	700,000	761,509
6.70%, 3/1/36(b)	450,000	486,585
Total Morocco		1,248,094
Nigeria – 0.7%
IHS Holding Ltd. 8.25%, 11/29/31(b)	400,000	427,522
SEPLAT Energy PLC 9.13%, 3/21/30(a)	200,000	212,476
Total Nigeria		639,998
Oman – 0.3%
Oryx Funding Ltd. 5.80%, 2/3/31(b)	250,000	259,025
Panama – 1.5%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	408,877	389,668
4.38%, 5/31/30(a)	396,741	378,103
C&W Senior Finance Ltd. 9.00%, 1/15/33(b)	700,000	725,569
Total Panama		1,493,340
Peru – 4.7%
Banco de Credito del Peru S.A. 6.45%, 7/30/35, (6.45% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.486% thereafter)(b)(d)	1,080,000	1,129,794
Cia de Minas Buenaventura SAA 6.80%, 2/4/32(b)	250,000	261,394
Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/5/38(b)	850,000	934,833
InRetail Consumer 3.25%, 3/22/28(a)	1,000,000	976,820
Kallpa Generacion SA 5.50%, 9/11/35(b)	450,000	456,424
Niagara Energy SAC 5.75%, 10/3/34(b)	250,000	259,711

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026
Investments	Principal Amount	Value
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 7/3/36(b)	$260,000	$277,663
Scotiabank Peru SAA 6.10%, 10/1/35, (6.10% fixed rate until 10/1/30; 1-year Constant Maturity Treasury Rate + 2.309% thereafter)(b)(c)(d)	300,000	312,618
Total Peru		4,609,257
Philippines – 0.3%
San Miguel Global Power Holdings Corp. 8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(a)(d)(e)	250,000	259,063
Poland – 0.6%
ORLEN SA 6.00%, 1/30/35(b)	550,000	585,750
Qatar – 0.6%
Commercial Bank PSQC 4.50%, 3/9/26, (4.50% fixed rate until 9/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(a)(d)(e)	600,000	599,862
Russia – 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 4/15/30, (5.95% fixed rate until 4/15/30; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*^(b)(d)(f)	350,000	0
Sovcombank Via SovCom Capital DAC 7.75%, 5/6/30, (7.75% fixed rate until 5/6/30; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*^(b)(d)(e)(f)	300,000	0
Total Russia		0
Saudi Arabia – 2.8%
Arabian Centres Sukuk III Ltd. 9.50%, 3/6/29(a)	200,000	211,938
Avilease Capital Ltd. 4.75%, 11/12/30(b)	420,000	418,452
EIG Pearl Holdings SARL 3.55%, 8/31/36(b)	1,081,796	1,004,989
Riyad Sukuk Ltd. 6.21%, 7/14/35, (6.209% fixed rate until 7/14/30; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(d)	200,000	205,890
Saudi Arabian Oil Co.
5.75%, 7/17/54(b)	575,000	559,906
5.75%, 7/17/54(a)	300,000	292,125
Total Saudi Arabia		2,693,300
South Africa – 3.4%
Anglo American Capital PLC 5.50%, 5/2/33(b)	275,000	288,487
Bidvest Group U.K. PLC 6.20%, 9/17/32(b)	1,225,000	1,257,616
Sasol Financing USA LLC 8.75%, 5/3/29(b)	500,000	513,780
Investments	Principal Amount	Value
Windfall Mining Group Inc/Groupe Minier Windfall, Inc. 5.85%, 5/13/32(b)	$1,150,000	$1,208,537
Total South Africa		3,268,420
South Korea – 5.3%
GS Caltex Corp. 5.38%, 8/7/28(b)	300,000	309,294
Hanwha Life Insurance Co. Ltd. 6.30%, 6/24/55, (6.30% fixed rate until 6/24/30; 5-year Constant Maturity Treasury Rate + 2.292% thereafter)(b)(d)	600,000	629,200
LG Electronics, Inc. 5.63%, 4/24/29(b)	400,000	416,734
LG Energy Solution Ltd.
5.38%, 7/2/29(b)	300,000	310,188
5.50%, 7/2/34(b)	815,000	853,109
POSCO 4.50%, 1/16/31(b)	400,000	404,172
POSCO Holdings, Inc. 5.13%, 5/7/30(b)	525,000	543,795
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(b)(d)(e)	300,000	298,629
5.00%, 7/24/28(b)	525,000	537,482
SK hynix, Inc. 2.38%, 1/19/31(b)	500,000	463,573
Woori Bank 6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(b)(d)(e)	425,000	443,386
Total South Korea		5,209,562
Thailand – 2.5%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	1,085,000	1,042,625
GC Treasury Center Co. Ltd.
6.50%, 9/10/30, (6.50% fixed rate until 12/10/30; 5-year Constant Maturity Treasury Rate + 2.815% thereafter)(b)(d)(e)	200,000	201,050
2.98%, 3/18/31(a)	600,000	550,203
7.13%, 3/10/35, (7.125% fixed rate until 9/10/35; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(b)(d)(e)	375,000	381,797
Thaioil Treasury Center Co. Ltd. 6.10%, 1/15/31, (6.10% fixed rate until 4/15/31; 5-year Constant Maturity Treasury Rate + 2.375% thereafter)(b)(d)(e)	250,000	251,637
Total Thailand		2,427,312
See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026
Investments	Principal Amount	Value
Turkey – 3.9%
Akbank TAS
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(b)(d)(e)	$440,000	$462,000
7.95%, 2/19/31, (7.95% fixed rate until 8/19/31; 5-year Constant Maturity Treasury Rate + 4.221% thereafter)(b)(d)(e)	200,000	200,000
Eregli Demir ve Celik Fabrikalari TAS 8.38%, 7/23/29(b)	375,000	399,375
Sisecam U.K. PLC 8.38%, 1/23/33(b)(c)	400,000	415,896
TC Ziraat Bankasi AS 8.38%, 11/5/30, (8.375% fixed rate until 5/5/31; 5-year Constant Maturity Treasury Rate + 4.616% thereafter)(b)(d)(e)	200,000	204,132
Turk Telekomunikasyon AS 6.95%, 10/7/32(b)	400,000	411,046
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(b)(d)	200,000	208,610
8.13%, 1/8/36, (8.125% fixed rate until 1/8/31; 5-year Constant Maturity Treasury Rate + 4.325% thereafter)(b)(d)	400,000	417,308
Turkiye Vakiflar Bankasi TAO 8.20%, 10/6/30, (8.20% fixed rate until 1/6/31; 5-year Constant Maturity Treasury Rate + 4.439% thereafter)(b)(d)(e)	200,000	201,100
WE Soda Investments Holding PLC 9.50%, 10/6/28(b)	200,000	207,242
Yapi ve Kredi Bankasi AS
7.25%, 3/3/30(b)	250,000	260,906
7.55%, 6/11/36, (7.55% fixed rate until 6/11/31; 5-year Constant Maturity Treasury Rate + 3.831% thereafter)(b)(d)	400,000	405,500
Total Turkey		3,793,115
United Arab Emirates – 2.6%
Aldar Properties PJSC 5.88%, 4/14/56, (5.875% fixed rate until 4/14/33; 5-year Constant Maturity Treasury Rate + 2.018% thereafter)(b)(d)	500,000	497,425
Dhafrah Pv2 Energy Co. LLC 5.79%, 6/30/53(b)	275,000	283,869
Emirates NBD Bank PJSC 6.25%, 8/25/30, (6.25% fixed rate until 2/25/31; 6-Year Constant Maturity Treasury Rate + 1.839% thereafter)(a)(d)(e)	450,000	459,695
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(a)	319,629	313,953
2.16%, 3/31/34(b)	419,514	382,901
2.94%, 9/30/40(b)	433,981	373,421
Sweihan PV Power Co. PJSC 3.63%, 1/31/49(b)	290,592	249,265
Total United Arab Emirates		2,560,529
Investments	Principal Amount	Value
United Kingdom – 1.8%
Avianca Midco 2 PLC 9.63%, 2/14/30(b)	$425,000	$428,719
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(b)(c)	700,000	648,648
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(b)(d)	200,000	203,904
5.40%, 8/12/36, (5.40% fixed rate until 8/12/35; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(b)(d)	500,000	513,296
Total United Kingdom		1,794,567
United States – 1.3%
GCC SAB de CV 3.61%, 4/20/32(b)	200,000	188,094
Hyundai Capital America 5.40%, 6/23/32(b)	800,000	840,707
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.50%, 12/1/52	270,000	285,128
Total United States		1,313,929
Zambia – 0.5%
First Quantum Minerals Ltd. 8.63%, 6/1/31(a)(c)	425,000	446,594
TOTAL CORPORATE BONDS (Cost: $85,657,975)		87,040,081
FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Colombia – 0.5%
Colombia Government International Bonds
6.13%, 1/21/31	325,000	325,000
6.50%, 1/21/33	200,000	199,250
Total Colombia		524,250
Dominican Republic – 0.4%
Dominican Republic International Bonds 5.88%, 10/28/35(b)	400,000	400,400
Mexico – 1.3%
Eagle Funding Luxco SARL 5.50%, 8/17/30(b)	625,000	638,125
Mexico Government International Bonds 5.85%, 7/2/32	552,000	575,184
Total Mexico		1,213,309
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,101,939)		2,137,959
SUPRANATIONAL BONDS – 0.4%
Africa Finance Corp. 2.88%, 4/28/28(a)	200,000	192,885
African Export-Import Bank 3.80%, 5/17/31(a)	250,000	227,136
TOTAL SUPRANATIONAL BONDS (Cost: $414,676)		420,021

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026
Investments	Shares	Value
MUTUAL FUND – 6.6%
United States – 6.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(g) (Cost: $6,390,911)	6,390,911	$6,390,911
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(g)
(Cost: $3,665,805)	3,665,805	3,665,805
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $98,231,306)		99,654,777
Other Liabilities less Assets – (2.4)%		(2,319,030)
NET ASSETS – 100.0%		$97,335,747

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

^     Non-income producing security.

(a)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,870,107 and the total market value of the collateral held by the Fund was $5,014,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,348,520.

(d)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(e)     The security has a perpetual maturity; the date displayed is the next call date.

(f)     Security is in default on interest payments.

(g)     Rate shown represents annualized 7-day yield as of February 28, 2026.

ABBREVIATIONS:
PIK	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	41	6/18/26	$(4,666,313)	$(36,878)
Ultra 10 Year U.S. Treasury Note	52	6/18/26	(6,070,187)	(59,436)
			$(10,736,500)	$(96,314)
Long Exposure
2 Year U.S. Treasury Note	43	6/30/26	$8,998,758	$14,856
5 Year U.S. Treasury Note	31	6/30/26	3,414,359	18,110
U.S. Treasury Long Bond	14	6/18/26	1,658,562	20,751
U.S. Treasury Ultra Long Term Bond	17	6/18/26	2,067,094	29,712
			$16,138,773	$83,429
Total – Net			$5,402,273	$(12,885)

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$87,040,081	$0*	$87,040,081
Foreign Government Obligations	—	2,137,959	—	2,137,959
Supranational Bonds	—	420,021	—	420,021
Mutual Fund	—	6,390,911	—	6,390,911
Investment of Cash Collateral for Securities Loaned	—	3,665,805	—	3,665,805
Total Investments in Securities	$—	$99,654,777	$0	$99,654,777
Financial Derivative Instruments
Futures Contracts[1]	$83,429	$—	$—	$83,429
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(96,314)	$—	$—	$(96,314)
Total – Net	$(12,885)	$99,654,777	$0	$99,641,892

*   Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2026
Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS – 82.3%
Brazil – 8.0%
Brazil Letras do Tesouro Nacional
11.74%, 7/1/26(a)	4,950,000	BRL	$924,200
10.64%, 7/1/27(a)	4,080,000	BRL	678,515
13.66%, 1/1/29(a)	9,400,000	BRL	1,309,035
12.64%, 1/1/30(a)	5,000,000	BRL	613,746
13.52%, 1/1/32(a)	6,300,000	BRL	595,468
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	6,045,000	BRL	1,150,221
10.00%, 1/1/29	6,635,000	BRL	1,217,926
10.00%, 1/1/31	9,220,000	BRL	1,609,732
10.00%, 1/1/33	4,200,000	BRL	703,517
10.00%, 1/1/35	5,440,000	BRL	886,613
10.00%, 1/1/37	2,100,000	BRL	331,901
Total Brazil			10,020,874
Chile – 2.0%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	165,000,000	CLP	190,355
5.80%, 10/1/29(b)	280,000,000	CLP	331,800
4.70%, 9/1/30(b)	260,000,000	CLP	295,455
6.00%, 4/1/33(b)	430,000,000	CLP	517,440
7.00%, 5/1/34(b)	350,000,000	CLP	448,015
5.80%, 10/1/34(b)	95,000,000	CLP	113,205
5.00%, 3/1/35	225,000,000	CLP	254,130
5.30%, 11/1/37(b)	100,000,000	CLP	114,670
6.20%, 10/1/40(b)	100,000,000	CLP	124,351
6.00%, 1/1/43	70,000,000	CLP	85,704
Total Chile			2,475,125
China – 3.5%
China Government Bonds
2.37%, 1/20/27	630,000	CNY	92,766
2.04%, 2/25/27	2,600,000	CNY	381,874
1.62%, 8/15/27	2,220,000	CNY	324,963
1.45%, 2/25/28	2,800,000	CNY	409,122
1.43%, 1/25/30	5,800,000	CNY	843,973
2.68%, 5/21/30	4,370,000	CNY	667,462
2.80%, 11/15/32	4,310,000	CNY	674,770
2.27%, 5/25/34	4,440,000	CNY	672,985
3.81%, 9/14/50	1,780,000	CNY	329,836
Total China			4,397,751
Colombia – 6.9%
Colombian TES
5.75%, 11/3/27	1,384,800,000	COP	325,707
6.00%, 4/28/28	2,012,600,000	COP	459,430
11.00%, 8/22/29	4,746,100,000	COP	1,158,436
7.75%, 9/18/30	1,789,200,000	COP	378,776
7.00%, 3/26/31	4,803,000,000	COP	966,223
7.00%, 6/30/32	2,041,800,000	COP	390,680
Investments	Principal Amount†		Value
13.25%, 2/9/33	4,934,500,000	COP	$1,276,083
7.25%, 10/18/34	2,510,400,000	COP	459,020
11.75%, 1/24/35	2,876,000,000	COP	701,123
6.25%, 7/9/36	1,417,700,000	COP	230,181
12.75%, 11/28/40	3,400,000,000	COP	848,010
9.25%, 5/28/42	1,480,000,000	COP	282,135
11.50%, 7/25/46	2,650,500,000	COP	592,741
7.25%, 10/26/50	3,750,000,000	COP	565,103
Total Colombia			8,633,648
Czech Republic – 4.4%
Czech Republic Government Bonds
0.25%, 2/10/27	1,890,000	CZK	89,634
5.50%, 12/12/28	9,400,000	CZK	483,435
5.75%, 3/29/29	12,800,000	CZK	665,219
0.05%, 11/29/29	8,250,000	CZK	353,924
5.00%, 9/30/30	2,600,000	CZK	134,134
1.20%, 3/13/31	22,020,000	CZK	953,081
4.50%, 11/11/32	13,740,000	CZK	690,707
4.90%, 4/14/34	16,850,000	CZK	864,867
4.25%, 10/24/34	3,000,000	CZK	147,076
3.50%, 5/30/35	9,290,000	CZK	429,072
5.30%, 9/19/35	5,000,000	CZK	263,233
3.60%, 6/3/36	6,200,000	CZK	284,352
1.50%, 4/24/40	5,000,000	CZK	166,143
Total Czech Republic			5,524,877
Egypt – 0.0%
Egypt Government Bonds
14.48%, 4/6/26	200,000	EGP	4,162
Hungary – 4.5%
Hungary Government Bonds
9.50%, 10/21/26	132,000,000	HUF	422,430
3.00%, 10/27/27	223,160,000	HUF	668,905
4.50%, 3/23/28	257,110,000	HUF	784,041
2.00%, 5/23/29	120,000,000	HUF	333,767
6.00%, 11/28/29	195,800,000	HUF	612,677
3.00%, 8/21/30	135,680,000	HUF	376,179
6.75%, 7/23/31	40,300,000	HUF	130,320
3.25%, 10/22/31	189,010,000	HUF	514,138
4.75%, 11/24/32	208,000,000	HUF	601,527
2.25%, 4/20/33	162,160,000	HUF	394,743
7.00%, 10/24/35	197,500,000	HUF	645,662
3.00%, 4/25/41	85,000,000	HUF	177,271
Total Hungary			5,661,660
India – 4.3%
India Government Bonds
7.26%, 1/14/29	50,000,000	INR	569,228
5.79%, 5/11/30	60,000,000	INR	648,804
6.10%, 7/12/31	50,000,000	INR	541,487
7.26%, 8/22/32	30,000,000	INR	341,333
7.18%, 8/14/33	40,000,000	INR	453,554

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2026
Investments	Principal Amount†		Value
7.10%, 4/8/34	50,000,000	INR	$563,811
7.18%, 7/24/37	50,000,000	INR	564,724
7.16%, 9/20/50	50,000,000	INR	538,569
7.36%, 9/12/52	50,000,000	INR	548,518
7.30%, 6/19/53	60,000,000	INR	654,566
Total India			5,424,594
Indonesia – 10.4%
Indonesia Treasury Bonds
8.38%, 9/15/26	731,000,000	IDR	44,344
6.13%, 5/15/28	9,400,000,000	IDR	571,513
9.00%, 3/15/29	12,324,000,000	IDR	808,976
6.88%, 4/15/29	5,500,000,000	IDR	341,553
8.25%, 5/15/29	6,381,000,000	IDR	412,072
7.00%, 9/15/30	9,600,000,000	IDR	601,539
6.50%, 2/15/31	7,782,000,000	IDR	477,643
5.88%, 3/15/31	2,900,000,000	IDR	173,983
8.75%, 5/15/31	8,601,000,000	IDR	579,471
6.38%, 4/15/32	12,500,000,000	IDR	759,394
8.25%, 6/15/32	6,989,000,000	IDR	464,480
7.00%, 2/15/33	18,400,000,000	IDR	1,143,950
6.63%, 2/15/34	6,700,000,000	IDR	405,627
8.38%, 3/15/34	1,300,000,000	IDR	87,278
7.50%, 6/15/35	11,063,000,000	IDR	709,444
8.25%, 5/15/36	7,563,000,000	IDR	511,388
7.50%, 5/15/38	8,500,000,000	IDR	546,124
8.38%, 4/15/39	10,400,000,000	IDR	714,042
7.50%, 4/15/40	11,700,000,000	IDR	752,596
7.13%, 8/15/40	18,370,000,000	IDR	1,151,842
8.75%, 2/15/44	1,390,000,000	IDR	100,785
7.13%, 8/15/45	3,800,000,000	IDR	239,177
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	208,471
6.63%, 9/15/29	3,000,000,000	IDR	183,581
6.38%, 3/15/34	4,910,000,000	IDR	298,066
6.88%, 3/15/36	10,822,000,000	IDR	675,458
Total Indonesia			12,962,797
Malaysia – 4.6%
Malaysia Government Bonds
2.63%, 4/15/31	1,050,000	MYR	261,089
4.64%, 11/7/33	2,000,000	MYR	553,859
4.25%, 5/31/35	1,285,000	MYR	349,057
4.76%, 4/7/37	1,632,000	MYR	461,699
3.76%, 5/22/40	750,000	MYR	191,809
4.70%, 10/15/42	1,300,000	MYR	367,273
4.92%, 7/6/48	675,000	MYR	197,804
4.07%, 6/15/50	1,500,000	MYR	390,399
4.46%, 3/31/53	1,550,000	MYR	428,210
Malaysia Government Investment Issue
3.47%, 10/15/30	405,000	MYR	104,889
4.19%, 10/7/32	2,350,000	MYR	631,738
Investments	Principal Amount†		Value
3.61%, 4/30/35	620,000	MYR	$160,675
4.47%, 9/15/39	1,885,000	MYR	519,290
4.42%, 9/30/41	2,400,000	MYR	658,029
4.29%, 8/14/43	1,700,000	MYR	457,700
Total Malaysia			5,733,520
Mexico – 5.8%
Mexican Bonos
7.50%, 5/26/33	19,115,000	MXN	1,060,501
8.00%, 5/24/35	13,375,000	MXN	746,076
8.00%, 2/21/36	18,300,000	MXN	1,017,923
10.00%, 11/20/36(c)	5,912,000	MXN	376,099
8.50%, 11/18/38	18,609,000	MXN	1,045,003
7.75%, 11/13/42	19,027,000	MXN	976,518
8.00%, 11/7/47	12,400,000	MXN	643,414
8.00%, 7/31/53	19,100,000	MXN	983,416
8.00%, 4/29/55	7,200,000	MXN	368,878
Total Mexico			7,217,828
Peru – 4.1%
Peru Government Bonds
5.94%, 2/12/29	885,000	PEN	277,353
6.95%, 8/12/31	800,000	PEN	267,258
6.15%, 8/12/32	2,291,000	PEN	740,455
7.30%, 8/12/33(b)	3,411,000	PEN	1,163,184
5.40%, 8/12/34	3,130,000	PEN	930,437
6.90%, 8/12/37	1,500,000	PEN	468,198
7.60%, 8/12/39(b)	2,590,000	PEN	841,227
5.35%, 8/12/40	1,460,000	PEN	384,516
Total Peru			5,072,628
Poland – 4.5%
Republic of Poland Government Bonds
2.50%, 7/25/27	3,410,000	PLN	944,971
7.50%, 7/25/28	2,275,000	PLN	693,729
2.75%, 10/25/29	4,185,000	PLN	1,127,122
1.25%, 10/25/30	2,805,000	PLN	690,368
4.50%, 1/25/31	2,105,000	PLN	596,020
6.00%, 10/25/33	4,020,000	PLN	1,222,967
5.00%, 10/25/35	1,090,000	PLN	307,389
Total Poland			5,582,566
Romania – 2.0%
Romania Government Bonds
2.50%, 10/25/27	2,650,000	RON	583,216
4.15%, 1/26/28	1,745,000	RON	392,333
5.00%, 2/12/29	2,235,000	RON	505,439
8.00%, 4/29/30	1,390,000	RON	345,059
3.65%, 9/24/31	1,455,000	RON	301,191
4.75%, 10/11/34	1,060,000	RON	222,065
4.25%, 4/28/36	800,000	RON	158,639
Total Romania			2,507,942
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2026
Investments	Principal Amount†		Value
South Africa – 7.5%
Republic of South Africa Government Bonds
8.00%, 1/31/30	1,920,000	ZAR	$124,205
7.00%, 2/28/31	8,067,000	ZAR	499,369
8.25%, 3/31/32	12,045,000	ZAR	782,198
10.00%, 3/31/33	9,100,000	ZAR	641,249
8.88%, 2/28/35	11,810,000	ZAR	785,778
6.25%, 3/31/36	12,121,600	ZAR	666,890
8.50%, 1/31/37	16,300,000	ZAR	1,044,067
10.88%, 3/31/38	5,155,000	ZAR	387,338
9.00%, 1/31/40	12,835,000	ZAR	840,869
6.50%, 2/28/41	4,005,000	ZAR	210,314
8.75%, 1/31/44	15,515,000	ZAR	985,041
8.75%, 2/28/48	19,620,000	ZAR	1,250,488
11.63%, 3/31/53	13,200,000	ZAR	1,100,052
Total South Africa			9,317,858
Thailand – 8.0%
Thailand Government Bonds
1.00%, 6/17/27	15,245,000	THB	490,435
2.40%, 11/17/27	19,450,000	THB	640,407
2.05%, 4/17/28	39,200,000	THB	1,288,267
2.65%, 6/17/28	23,100,000	THB	770,352
2.88%, 12/17/28	13,752,000	THB	464,558
2.40%, 3/17/29	17,000,000	THB	568,852
1.60%, 12/17/29	15,245,000	THB	499,333
3.65%, 6/20/31	9,000,000	THB	325,137
2.00%, 12/17/31	14,215,000	THB	474,864
3.35%, 6/17/33	15,500,000	THB	564,314
2.80%, 6/17/34	21,300,000	THB	750,492
2.41%, 3/17/35	8,550,000	THB	293,215
1.60%, 6/17/35	6,630,000	THB	211,645
3.40%, 6/17/36	7,952,000	THB	293,650
3.39%, 6/17/37	12,850,000	THB	480,248
3.30%, 6/17/38	19,022,000	THB	699,687
3.45%, 6/17/43	23,000,000	THB	848,194
2.88%, 6/17/46	10,235,000	THB	343,159
Total Thailand			10,006,809
Turkey – 1.8%
Turkiye Government Bonds
11.00%, 2/24/27	23,906,000	TRY	446,635
10.50%, 8/11/27	17,415,000	TRY	297,942
31.08%, 11/8/28	49,170,000	TRY	1,108,729
11.70%, 11/13/30	31,851,000	TRY	403,374
27.70%, 9/27/34	2,500,000	TRY	55,658
Total Turkey			2,312,338
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $101,181,759)			102,856,977
Investments	Principal Amount†		Value
SUPRANATIONAL BONDS – 6.0%
European Investment Bank 8.00%, 5/5/27(b)	9,415,000	ZAR	$591,666
International Bank for Reconstruction & Development
8.25%, 12/21/26	8,675,000	ZAR	550,139
6.88%, 2/9/29	14,900,000	MXN	857,534
7.07%, 6/26/29	16,000,000	MXN	922,329
International Finance Corp.
7.00%, 7/20/27	32,980,000	MXN	1,914,052
7.50%, 1/18/28	24,700,000	MXN	1,446,140
7.75%, 1/18/30	20,000,000	MXN	1,166,988
TOTAL SUPRANATIONAL BONDS (Cost: $6,782,567)			7,448,848
	Shares
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(d) (Cost: $10,140)	10,140		10,140
	Principal Amount†
REPURCHASE AGREEMENT – 9.0%
United States – 9.0%
Citigroup, Inc., tri-party repurchase agreement dated 02/27/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 3/2/26; Proceeds at maturity – $11,313,402 (fully collateralized by U.S. Treasury Note, 3.88% – 4.13% due 10/15/27-10/31/27; Market value including accrued interest – $11,536,205) (Cost: $11,310,000)	11,310,000		11,310,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(d) (Cost: $391,366)	391,366		391,366
TOTAL INVESTMENTS IN SECURITIES – 97.6% (Cost: $119,675,832)			122,017,331
Other Assets less Liabilities – 2.4%			3,000,646
NET ASSETS – 100.0%			$125,017,977

†     Principal amount is reported in U.S. dollars unless otherwise noted.

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2026

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2026.

(b)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $372,155 and the total market value of the collateral held by the Fund was $391,366.

(d)     Rate shown represents annualized 7-day yield as of February 28, 2026.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
CURRENCY ABBREVIATIONS:
EGP	Egyptian pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/2/2026	1,738,813	BRL	338,159	USD	$900	$—
Citibank NA	3/2/2026	699,518,216	COP	186,439	USD	—	(164)
Citibank NA	3/13/2026	101,600,000	INR	1,121,921	USD	—	(6,750)
Citibank NA	3/13/2026	10,300,000	INR	113,525	USD	—	(472)
Citibank NA	3/13/2026	9,500,000	MXN	545,841	USD	5,804	—
Citibank NA	3/13/2026	5,000,000	MXN	287,285	USD	3,055	—
Citibank NA	3/25/2026	1,250,000	BRL	236,437	USD	6,007	—
Goldman Sachs	3/2/2026	638,470	CNH	93,320	USD	—	(261)
Goldman Sachs	3/13/2026	30,000,000	INR	325,591	USD	3,691	—
Goldman Sachs	3/13/2026	20,000,000	INR	217,061	USD	2,461	—
Goldman Sachs	3/13/2026	1,500,000	MXN	87,196	USD	—	(94)
Goldman Sachs	3/13/2026	2,500,000	MYR	634,840	USD	7,978	—
Goldman Sachs	3/13/2026	2,000,000	MYR	507,872	USD	6,383	—
Goldman Sachs	3/13/2026	1,400,000	MYR	355,962	USD	4,016	—
Goldman Sachs	3/13/2026	1,000,000	MYR	254,181	USD	2,946	—
Goldman Sachs	3/25/2026	6,000,000,000	IDR	356,020	USD	1,244	—
HSBC Holdings PLC	3/2/2026	4,017,481,600	IDR	239,707	USD	—	(71)
HSBC Holdings PLC	3/25/2026	15,000,000,000	IDR	884,711	USD	8,449	—
Morgan Stanley & Co. International	3/13/2026	11,250,000	MYR	2,744,137	USD	148,545	—
Royal Bank of Canada	3/13/2026	30,000,000	INR	331,255	USD	—	(1,973)
Royal Bank of Canada	3/13/2026	20,000,000	INR	220,515	USD	—	(993)
Royal Bank of Canada	3/13/2026	21,000,000	INR	231,299	USD	—	(801)
Royal Bank of Canada	3/13/2026	10,000,000	INR	110,126	USD	—	(365)
Royal Bank of Canada	3/13/2026	22,000,000	INR	241,255	USD	219	—
Royal Bank of Canada	3/13/2026	20,600,000	INR	226,206	USD	—	(99)
Standard Chartered Bank	3/13/2026	65,000,000	INR	718,450	USD	—	(5,005)
Standard Chartered Bank	3/13/2026	15,000,000	MXN	817,111	USD	53,907	—
						$255,605	$(17,048)

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$102,856,977	$—	$102,856,977
Supranational Bonds	—	7,448,848	—	7,448,848
Mutual Fund	—	10,140	—	10,140
Repurchase Agreement	—	11,310,000	—	11,310,000
Investment of Cash Collateral for Securities Loaned	—	391,366	—	391,366
Total Investments in Securities	$—	$122,017,331	$—	$122,017,331
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$255,605	$—	$255,605
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(17,048)	$—	$(17,048)
Total – Net	$—	$122,255,888	$—	$122,255,888

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Floating Rate Treasury Fund (USFR) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.7%
U.S. Treasury Floating Rate Notes – 99.7%
3.80%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	$4,362,100,400	$4,367,578,718
3.80%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	4,362,802,200	4,368,203,611
3.83%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	4,362,510,000	4,371,431,813
3.74%, 1/31/28, (3-month U.S. Treasury Bill Money Market Yield + 0.099%)(a)	2,942,993,000	2,942,990,690
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $16,034,487,856)		16,050,204,832
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $1,899,281)	1,899,281	$1,899,281
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $16,036,387,137)		16,052,104,113
Other Assets less Liabilities – 0.3%		46,078,403
NET ASSETS – 100.0%		$16,098,182,516

(a)     Floating rate note. Coupon shown is in effect at February 28, 2026. Date represents the ultimate maturity date.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$16,050,204,832	$—	$16,050,204,832
Mutual Fund	—	1,899,281	—	1,899,281
Total Investments in Securities	$—	$16,052,104,113	$—	$16,052,104,113

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) WisdomTree High Income Laddered Municipal Fund (WTMY) February 28, 2026
Investments	Principal Amount	Value
MUNICIPAL BONDS – 98.1%
Alabama – 3.3%
Black Belt Energy Gas District, Series C, Revenue Bond 5.50%, 10/1/54	$30,000	$33,482
Black Belt Energy Gas District, Series F, Revenue Bond 5.50%, 11/1/53	15,000	16,004
County of Jefferson AL Sewer Revenue, Revenue Bond 5.00%, 10/1/29	20,000	21,748
Southeast Energy Authority A Cooperative District, Series D, Revenue Bond 5.00%, 9/1/35	90,000	100,886
Total Alabama		172,120
Arizona – 0.9%
Salt Verde Financial Corp., Revenue Bond 5.00%, 12/1/37	40,000	44,595
California – 2.1%
Los Angeles Department of Water & Power, Series A, Revenue Bond 5.00%, 7/1/39	35,000	39,433
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, Revenue Bond 5.00%, 5/1/37	60,000	68,606
Total California		108,039
Colorado – 0.4%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series D, Revenue Bond 5.50%, 11/15/29	20,000	22,189
Connecticut – 1.0%
State of Connecticut, Public Impt., Series F, G.O. Bond 5.00%, 11/15/38	45,000	52,171
District of Columbia – 1.3%
District of Columbia, Revenue Bond 5.00%, 4/1/27	40,000	41,084
Metropolitan Washington Airports Authority Aviation Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 10/1/26	25,000	25,388
Total District of Columbia		66,472
Florida – 11.4%
Central Florida Expressway Authority, Series B, Revenue Bond 5.00%, 7/1/26	105,000	105,898
City of Jacksonville, Public Impt., Series A, Revenue Bond 5.00%, 10/1/39	55,000	62,092
County of Miami-Dade FL Aviation Revenue, Series A, Revenue Bond 5.00%, 10/1/29	50,000	54,111
Investments	Principal Amount	Value
Florida Development Finance Corp., Revenue Bond 5.25%, 7/1/53	$200,000	$199,362
Florida Municipal Power Agency, Series A, Revenue Bond 5.00%, 10/1/26	30,000	30,461
JEA Electric System Revenue, Revenue Bond 5.00%, 10/1/29	75,000	82,299
Manatee County School District, School Impt., Series CO 5.00%, 7/1/37	20,000	22,632
Orange County Health Facilities Authority, Series A, Revenue Bond 5.00%, 10/1/36	25,000	28,371
Total Florida		585,226
Georgia – 0.5%
Cobb County Kennestone Hospital Authority, Series A, Revenue Bond 5.00%, 4/1/30	25,000	27,594
Illinois – 13.6%
Chicago Board of Education, School Impt., Series A, G.O. Bond 6.25%, 12/1/50	250,000	265,488
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	105,000	118,640
5.00%, 1/1/40	65,000	72,737
Illinois State Toll Highway Authority, Highway Impt., Series A, Revenue Bond 5.00%, 1/1/41	40,000	44,437
Illinois State Toll Highway Authority, Series A, Revenue Bond 5.00%, 1/1/39	25,000	28,535
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond 5.00%, 1/1/40	40,000	44,761
State of Illinois, Public Impt., Series A, G.O. Bond 5.00%, 3/1/32	75,000	84,883
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond 5.00%, 6/15/40	35,000	38,621
Total Illinois		698,102
Massachusetts – 3.7%
Massachusetts Development Finance Agency, Series 2, Revenue Bond 5.00%, 7/1/35	25,000	28,865
Massachusetts Development Finance Agency, Series A, Revenue Bond 5.00%, 10/15/28	85,000	91,441
Massachusetts Development Finance Agency, Series I, Revenue Bond 5.00%, 7/1/26	70,000	70,575
Total Massachusetts		190,881

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree High Income Laddered Municipal Fund (WTMY) February 28, 2026
Investments	Principal Amount	Value
Michigan – 2.3%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond 5.00%, 10/1/34	$50,000	$57,653
Michigan Finance Authority, Revenue Bond 5.00%, 4/15/32	55,000	62,882
Total Michigan		120,535
Minnesota – 1.7%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond 5.00%, 8/15/35	75,000	88,060
Missouri – 1.6%
Missouri Joint Municipal Electric Utility Commission, Revenue Bond 5.00%, 1/1/34	70,000	81,547
New Jersey – 4.3%
New Jersey Transportation Trust Fund Authority, Transit Impt., Series BB, Revenue Bond 5.00%, 6/15/37	25,000	28,552
Tobacco Settlement Financing Corp., Series A, Revenue Bond 5.00%, 6/1/35	25,000	26,027
Tobacco Settlement Financing Corp., Series B, Revenue Bond 5.00%, 6/1/46	170,000	168,440
Total New Jersey		223,019
New York – 2.9%
City of New York, Public Impt., Series 1, G.O. Bond 5.00%, 4/1/37	25,000	28,345
New York City Industrial Development Agency, Revenue Bond 5.00%, 3/1/30	70,000	76,881
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond 5.00%, 11/1/35	20,000	23,001
New York Transportation Development Corp., Revenue Bond 5.00%, 12/1/30	20,000	22,280
Total New York		150,507
Ohio – 5.1%
American Municipal Power, Inc., Series A, Revenue Bond 5.00%, 2/15/28	30,000	31,486
Buckeye Tobacco Settlement Financing Authority, Series B2, Revenue Bond 5.00%, 6/1/55	280,000	231,567
Total Ohio		263,053
Investments	Principal Amount	Value
Oklahoma – 5.6%
Oklahoma County Finance Authority, School Impt., Revenue Bond 5.00%, 9/1/34	$25,000	$28,868
Oklahoma Development Finance Authority, Series B, Revenue Bond 5.50%, 8/15/57	260,000	260,520
Total Oklahoma		289,388
Pennsylvania – 8.7%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,962
5.00%, 5/1/33	50,000	56,222
City of Philadelphia PA Water & Wastewater Revenue, Sewer Impt., Series B, Revenue Bond 5.00%, 9/1/38	20,000	22,843
Monroeville Finance Authority, Series B, Revenue Bond 5.00%, 2/15/31	40,000	44,944
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	80,000	92,100
5.00%, 8/15/40	20,000	22,392
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond 5.00%, 5/15/37	80,000	89,185
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond 5.00%, 9/1/31	60,000	68,394
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond 5.00%, 2/1/33	25,000	28,303
Total Pennsylvania		450,345
Puerto Rico – 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond 5.00%, 7/1/58	265,000	260,105
Rhode Island – 1.7%
Rhode Island Health & Educational Building Corp., Revenue Bond 5.00%, 11/1/33	75,000	87,144
South Carolina – 2.3%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	90,000	94,375
5.00%, 12/1/33	20,000	23,429
Total South Carolina		117,804

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (concluded) WisdomTree High Income Laddered Municipal Fund (WTMY) February 28, 2026
Investments	Principal Amount	Value
Tennessee – 2.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond 5.00%, 7/1/34	$60,000	$70,306
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/32	35,000	37,986
Total Tennessee		108,292
Texas – 10.7%
Central Texas Regional Mobility Authority, Highway Impt., Series B, Revenue Bond 5.00%, 1/1/39	55,000	59,537
Dallas Fort Worth International Airport, Revenue Bond
5.00%, 11/1/31	65,000	72,638
5.00%, 11/1/32	55,000	61,281
Dallas Fort Worth International Airport, Series A, Revenue Bond 5.00%, 11/1/30	40,000	44,847
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond 5.00%, 7/1/34	20,000	23,387
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	40,000	45,684
5.00%, 5/15/40	55,000	61,176
Lower Colorado River Authority, Series A, Revenue Bond 5.00%, 5/15/26	70,000	70,407
North Texas Tollway Authority, Series B, Revenue Bond 5.00%, 1/1/30	55,000	60,626
Texas State Technical College, Revenue Bond 5.00%, 8/1/27	50,000	51,895
Total Texas		551,478
Investments	Principal Amount	Value
Utah – 0.4%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/27	$20,000	$20,642
Wisconsin – 5.4%
Public Finance Authority, Highway Impt., Revenue Bond 6.50%, 12/31/65	250,000	278,244
TOTAL MUNICIPAL BONDS (Cost: $4,880,299)		5,057,552
	Shares
MUTUAL FUND – 0.7%
BlackRock Liquidity MuniCash, Institutional Shares, 1.72%(a)
(Cost: $33,713)	33,713	33,713
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $4,914,012)		5,091,265
Other Assets less Liabilities – 1.2%		60,396
NET ASSETS – 100.0%		$5,151,661

(a)     Rate shown represents annualized 7-day yield as of February 28, 2026.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$—	$5,057,552	$—	$5,057,552
Mutual Fund	—	33,713	—	33,713
Total Investments in Securities	$—	$5,091,265	$—	$5,091,265

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Inflation Plus Fund (WTIP) (consolidated) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 81.3%
U.S. Treasury Inflation Indexed Notes – 81.3%
0.13%, 4/15/26	$353,000	$436,775
0.13%, 7/15/26	396,000	538,294
0.13%, 10/15/26	509,000	604,915
0.38%, 1/15/27	363,000	485,817
0.13%, 4/15/27	539,000	613,595
0.38%, 7/15/27	412,000	545,043
1.63%, 10/15/27	567,000	630,495
0.50%, 1/15/28	425,000	554,654
1.25%, 4/15/28	565,000	614,230
0.75%, 7/15/28	375,000	484,237
2.38%, 10/15/28	595,000	655,207
0.88%, 1/15/29	327,000	418,842
2.13%, 4/15/29	608,000	658,506
0.25%, 7/15/29	391,000	485,019
1.63%, 10/15/29	648,000	683,662
0.13%, 1/15/30	444,000	539,840
1.63%, 4/15/30	680,000	706,774
0.13%, 7/15/30	487,000	592,473
1.13%, 10/15/30	708,000	711,527
0.13%, 1/15/31	509,000	603,358
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,465,917)		11,563,263
Investments	Shares	Value
EXCHANGE-TRADED FUND – 2.1%
United States – 2.1%
WisdomTree Bitcoin Fund*(a) (Cost: $323,170)	4,207	$292,260
MUTUAL FUND – 10.0%
United States – 10.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $1,421,511)	1,421,511	1,421,511
TOTAL INVESTMENTS IN SECURITIES – 93.4% (Cost: $13,210,598)		13,277,034
Other Assets less Liabilities – 6.6%		940,406
NET ASSETS – 100.0%		$14,217,440

*     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income
WisdomTree Bitcoin Fund	$70,497	$328,636	$79,655	$3,264	$(30,482)	$292,260	$—

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (concluded) WisdomTree Inflation Plus Fund (WTIP) (consolidated) February 28, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	1	3/16/26	$(78,484)	$(12,698)
Lead	24	3/16/26	(1,156,722)	6,155
			$(1,235,206)	$(6,543)
Long Exposure
Aluminum	16	3/16/26	$1,255,740	$40,822
Brent Crude	19	3/31/26	1,384,530	84,632
Copper	4	3/16/26	1,330,086	31,008
E-Mini Gold	4	3/27/26	1,049,580	126,166
E-Mini Silver	5	4/28/26	1,166,138	120,933
Nickel	12	3/16/26	1,273,161	35,488
NY Harbor ULSD	13	11/30/26	1,312,529	77,012
Tin	5	3/16/26	1,443,050	250,032
WTI Crude Oil	19	3/20/26	1,273,380	50,013
Zinc	15	3/16/26	1,241,123	(801)
			$12,729,317	$815,305
Total – Net			$11,494,111	$808,762

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$11,563,263	$—	$11,563,263
Exchange-Traded Fund	292,260	—	—	292,260
Mutual Fund	—	1,421,511	—	1,421,511
Total Investments in Securities	$292,260	$12,984,774	$—	$13,277,034
Financial Derivative Instruments
Futures Contracts[1]	$822,261	$—	$—	$822,261
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(13,499)	$—	$—	$(13,499)
Total – Net	$1,101,022	$12,984,774	$—	$14,085,796

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 0.6%
U.S. Treasury Bond – 0.5% 4.63%, 2/15/46	$1,021,600	$1,028,943
Total U.S. Treasury Bond		1,028,943
U.S. Treasury Note – 0.1% 4.13%, 2/15/36	285,000	288,807
Total U.S. Treasury Note		288,807
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,306,981)		1,317,750
CORPORATE BONDS – 95.5%
Canada – 0.1%
Ritchie Bros. Holdings, Inc. 7.75%, 3/15/31(a)	235,000	244,431
Finland – 0.1%
Amer Sports Co. 6.75%, 2/16/31(a)	136,000	142,008
United States – 95.3%
AAR Escrow Issuer LLC 6.75%, 3/15/29(a)	336,000	346,902
ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	549,000	505,080
Acushnet Co. 5.63%, 12/1/33(a)	223,000	227,511
AdaptHealth LLC 4.63%, 8/1/29(a)(b)	795,000	763,631
Adient Global Holdings Ltd. 7.50%, 2/15/33(a)	580,000	608,608
ADT Security Corp.
4.13%, 8/1/29(a)	434,000	423,820
5.88%, 10/15/33(a)	575,000	584,550
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	695,000	713,716
7.38%, 8/1/33(a)	705,000	722,978
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	146,000	148,732
AECOM 6.00%, 8/1/33(a)	428,000	437,581
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.50%, 3/15/29(a)	336,000	324,352
4.88%, 2/15/30(a)	373,000	370,230
5.75%, 3/31/34(a)	590,000	587,500
Allison Transmission, Inc.
5.88%, 6/1/29(a)	177,000	179,098
3.75%, 1/30/31(a)	360,000	342,309
Ally Financial, Inc.
6.70%, 2/14/33	458,000	477,593
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	165,000	164,943
Investments	Principal Amount	Value
AMC Networks, Inc.
10.25%, 1/15/29(a)	$754,000	$809,248
4.25%, 2/15/29	68,000	60,198
Amentum Holdings, Inc. 7.25%, 8/1/32(a)	598,000	626,899
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	523,000	510,964
6.38%, 10/15/32(a)	590,000	601,626
7.75%, 10/15/33(a)	785,000	798,286
American National Group, Inc.
7.00%, 12/1/55, (7.00% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 3.183% thereafter)(c)	265,000	263,523
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/30(a)	405,000	434,428
Amkor Technology, Inc. 5.88%, 10/1/33(a)	245,000	250,361
Amneal Pharmaceuticals LLC 6.88%, 8/1/32(a)	320,000	337,480
ANGI Group LLC 3.88%, 8/15/28(a)(b)	487,000	437,529
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	153,000	153,009
5.38%, 6/15/29(a)	95,000	95,119
6.63%, 2/1/32(a)	64,000	66,507
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(a)	699,970	708,028
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	631,000	621,980
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	297,000	295,990
Aramark Services, Inc. 5.00%, 2/1/28(a)	151,000	151,087
Arbor Realty SR, Inc. 7.88%, 7/15/30(a)	365,000	337,908
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	296,000	296,464
6.63%, 9/1/32(a)	406,000	422,705
Arcosa, Inc. 6.88%, 8/15/32(a)	274,000	287,895
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	407,000	401,181
5.00%, 2/15/32(a)	418,000	406,574
ASGN, Inc. 4.63%, 5/15/28(a)	334,000	324,100
Avient Corp.
7.13%, 8/1/30(a)	303,000	312,318
6.25%, 11/1/31(a)(b)	239,000	246,839

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 4/1/28(a)	$500,000	$489,180
5.38%, 3/1/29(a)(b)	841,000	806,142
8.25%, 1/15/30(a)	894,000	904,829
8.00%, 2/15/31(a)	336,000	333,332
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	280,000	279,959
B&G Foods, Inc.
5.25%, 9/15/27	477,000	463,863
8.00%, 9/15/28(a)(b)	615,000	597,159
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)	336,000	336,730
BKV Upstream Midstream LLC 7.50%, 10/15/30(a)	586,000	597,025
Block, Inc.
2.75%, 6/1/26	169,000	168,385
3.50%, 6/1/31(b)	328,000	307,933
Boyd Gaming Corp. 4.75%, 6/15/31(a)	432,000	423,016
Brandywine Operating Partnership LP 8.88%, 4/12/29	340,000	361,711
Bread Financial Holdings, Inc. 6.75%, 5/15/31(a)	340,000	347,253
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	627,000	598,282
6.38%, 6/15/32(a)	561,000	577,490
CACI International, Inc. 6.38%, 6/15/33(a)	310,000	319,912
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	1,082,000	1,060,078
7.00%, 2/15/30(a)	759,000	778,903
6.00%, 10/15/32(a)(b)	680,000	665,537
California Resources Corp. 8.25%, 6/15/29(a)	556,000	583,455
Carpenter Technology Corp. 5.63%, 3/1/34(a)	150,000	152,998
Centene Corp.
4.25%, 12/15/27	836,000	831,034
4.63%, 12/15/29	990,000	966,079
3.38%, 2/15/30	887,000	823,261
3.00%, 10/15/30	500,000	450,876
2.50%, 3/1/31	874,000	758,560
Central Garden & Pet Co. 4.13%, 10/15/30	172,000	166,094
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	152,000	149,869
4.00%, 3/15/31(a)	449,000	424,017
Investments	Principal Amount	Value
Chord Energy Corp.
6.00%, 10/1/30(a)	$360,000	$368,290
6.75%, 3/15/33(a)	384,000	398,846
CHS/Community Health Systems, Inc. 10.88%, 1/15/32(a)	38,000	41,260
Churchill Downs, Inc.
4.75%, 1/15/28(a)	396,000	394,867
5.75%, 4/1/30(a)	528,000	532,504
Cinemark USA, Inc.
5.25%, 7/15/28(a)	197,000	197,188
7.00%, 8/1/32(a)(b)	150,000	156,264
Cipher Compute LLC 7.13%, 11/15/30(a)	974,000	1,016,675
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 2/15/30(a)	475,000	497,737
6.75%, 9/15/32(a)	750,000	779,057
Clean Harbors, Inc.
6.38%, 2/1/31(a)	75,000	77,049
5.75%, 10/15/33(a)	223,000	228,593
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	595,000	600,196
7.50%, 6/1/29(a)	628,000	632,891
7.88%, 4/1/30(a)	110,000	115,988
7.13%, 2/15/31(a)	355,000	375,292
7.50%, 3/15/33(a)	255,000	275,501
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	386,000	385,148
3.75%, 2/15/31(a)	510,000	483,452
Cleveland-Cliffs, Inc.
6.88%, 11/1/29(a)	532,000	548,711
6.75%, 4/15/30(a)	407,000	413,799
7.50%, 9/15/31(a)	515,000	537,870
7.00%, 3/15/32(a)(b)	865,000	879,569
7.38%, 5/1/33(a)	590,000	606,050
7.63%, 1/15/34(a)	915,000	939,631
Clue Opco LLC 9.50%, 10/15/31(a)	600,000	623,679
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	499,000	504,122
6.88%, 1/15/30(a)	212,000	215,634
8.75%, 4/15/30(a)	740,000	739,677
6.75%, 4/15/32(a)	360,000	362,923
CNX Resources Corp.
7.38%, 1/15/31(a)	354,000	366,940
7.25%, 3/1/32(a)	162,000	169,939
Coherent Corp. 5.00%, 12/15/29(a)	357,000	357,607
Coinbase Global, Inc.
3.38%, 10/1/28(a)	340,000	324,463
3.63%, 10/1/31(a)(b)	408,000	356,557

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
Commercial Metals Co.
5.75%, 11/15/33(a)	$547,000	$558,137
6.00%, 12/15/35(a)	460,000	471,515
Compass Minerals International, Inc. 6.75%, 12/1/27(a)	569,000	569,818
Comstock Resources, Inc.
6.75%, 3/1/29(a)	979,000	976,694
5.88%, 1/15/30(a)	402,000	387,763
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(a)(b)	141,000	147,580
CoreCivic, Inc. 8.25%, 4/15/29	26,000	27,028
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	452,000	450,482
7.50%, 12/15/33(a)	297,000	320,948
Credit Acceptance Corp.
9.25%, 12/15/28(a)(b)	507,000	530,345
6.63%, 3/15/30(a)	263,000	262,155
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	231,000	219,640
Crown Americas LLC 5.25%, 4/1/30	424,000	434,270
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	205,000	205,844
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	440,000	440,053
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	478,000	498,669
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	828,000	871,568
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	397,000	402,734
DaVita, Inc.
4.63%, 6/1/30(a)	1,178,000	1,153,657
3.75%, 2/15/31(a)	857,000	801,040
6.88%, 9/1/32(a)	896,000	931,839
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(a)	1,244,000	1,300,119
Discovery Communications LLC
3.95%, 3/20/28	515,000	512,502
4.13%, 5/15/29	1,035,000	1,024,910
3.63%, 5/15/30	903,000	876,111
Discovery Global Holdings, Inc.
4.05%, 3/15/29	688,000	681,214
5.14%, 3/15/52	1,201,000	790,984
Investments	Principal Amount	Value
DISH DBS Corp.
5.25%, 12/1/26(a)	$889,000	$865,119
7.38%, 7/1/28	370,000	358,232
5.75%, 12/1/28(a)	765,000	741,222
5.13%, 6/1/29	560,000	499,144
Diversified Healthcare Trust 4.38%, 3/1/31	287,000	259,711
Dycom Industries, Inc. 4.50%, 4/15/29(a)	319,000	314,342
EchoStar Corp.
10.75%, 11/30/29	719,998	786,883
6.75%, 11/30/30, PIK	637,192	646,577
Elanco Animal Health, Inc. 6.65%, 8/28/28	156,000	162,268
Elastic NV 4.13%, 7/15/29(a)	290,000	274,775
Element Solutions, Inc. 3.88%, 9/1/28(a)	233,000	229,169
Embecta Corp. 5.00%, 2/15/30(a)(b)	318,000	299,114
Encompass Health Corp.
4.50%, 2/1/28	216,000	215,227
4.75%, 2/1/30	163,000	162,375
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	478,000	511,886
6.63%, 4/15/31(a)	362,000	366,590
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	483,000	519,086
6.50%, 2/15/56, (6.50% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.676% thereafter)(c)	795,000	804,729
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	295,000	301,375
Enova International, Inc. 9.13%, 8/1/29(a)	559,000	589,002
Entegris, Inc. 5.95%, 6/15/30(a)	186,000	189,889
Esab Corp. 6.25%, 4/15/29(a)	219,000	224,936
EW Scripps Co. 9.88%, 8/15/30(a)	631,000	638,390
Excelerate Energy LP 8.00%, 5/15/30(a)	622,000	659,709
Fair Isaac Corp. 4.00%, 6/15/28(a)	227,000	222,395
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	644,000	622,938
9.25%, 1/15/31(a)	567,000	588,818
See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
FirstCash, Inc.
4.63%, 9/1/28(a)	$362,000	$357,973
5.63%, 1/1/30(a)	265,000	265,477
Fluor Corp. 4.25%, 9/15/28	60,000	59,604
Ford Motor Co.
3.25%, 2/12/32	803,000	722,796
5.29%, 12/8/46(b)	385,000	329,462
Ford Motor Credit Co. LLC
4.95%, 5/28/27	419,000	422,084
7.35%, 11/4/27	360,000	375,788
6.80%, 11/7/28	373,000	393,077
5.80%, 3/8/29	409,000	421,308
5.11%, 5/3/29	565,000	570,562
4.00%, 11/13/30	392,000	375,847
6.13%, 3/8/34(b)	487,000	503,721
Forestar Group, Inc. 6.50%, 3/15/33(a)	509,000	522,797
Gap, Inc.
3.63%, 10/1/29(a)	343,000	326,659
3.88%, 10/1/31(a)	474,000	441,431
Gates Corp. 6.88%, 7/1/29(a)	249,000	259,281
Gen Digital, Inc. 6.75%, 9/30/27(a)	546,000	551,600
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	359,000	359,837
8.25%, 1/15/29	558,000	582,317
8.88%, 4/15/30	276,000	290,074
7.88%, 5/15/32	787,000	824,270
GEO Group, Inc.
8.63%, 4/15/29	450,000	469,588
10.25%, 4/15/31	416,000	446,946
Global Atlantic Fin Co.
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	356,000	340,854
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	190,000	194,068
4.00%, 1/15/31	518,000	499,317
5.63%, 9/15/34	302,000	307,517
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	306,000	286,174
Graham Holdings Co. 5.63%, 12/1/33(a)	175,000	175,300
Gray Media, Inc.
10.50%, 7/15/29(a)	935,000	1,003,255
4.75%, 10/15/30(a)	625,000	507,270
5.38%, 11/15/31(a)	870,000	688,272
9.63%, 7/15/32(a)	615,000	639,385
7.25%, 8/15/33(a)	570,000	589,016
Investments	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/28	$240,000	$240,016
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	289,000	283,690
6.38%, 1/15/30(a)	208,000	213,562
Gulfport Energy Operating Corp. 6.75%, 9/1/29(a)	349,000	361,919
HA Sustainable Infrastructure Capital, Inc. 8.00%, 6/1/56, (8.00% fixed rate until 6/1/31; 5-year Constant Maturity Treasury Rate + 4.301% thereafter)(c)	370,000	390,480
Hawaiian Electric Co., Inc. 6.00%, 10/1/33(a)	260,000	265,241
HealthEquity, Inc. 4.50%, 10/1/29(a)	340,000	331,337
Hess Midstream Operations LP
5.13%, 6/15/28(a)	181,000	181,198
6.50%, 6/1/29(a)	100,000	103,659
4.25%, 2/15/30(a)	158,000	155,163
Hillenbrand, Inc. 6.25%, 2/15/29	125,000	123,071
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	159,000	155,008
4.88%, 1/15/30	221,000	221,331
4.00%, 5/1/31(a)	213,000	204,971
3.63%, 2/15/32(a)	149,000	138,977
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	681,000	665,221
4.88%, 7/1/31(a)	353,000	331,995
6.63%, 1/15/32(a)	520,000	531,094
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	684,000	731,490
4.88%, 6/1/29(a)	425,000	407,554
iHeartCommunications, Inc.
9.13%, 5/1/29(a)	585,000	521,714
7.75%, 8/15/30(a)	499,000	400,270
Ingevity Corp. 3.88%, 11/1/28(a)	280,000	273,346
IQVIA, Inc. 5.00%, 5/15/27(a)	426,000	425,282
Kennedy-Wilson, Inc.
4.75%, 3/1/29	340,000	334,373
4.75%, 2/1/30	356,000	345,518
5.00%, 3/1/31(b)	275,000	267,384
Kinetik Holdings LP
6.63%, 12/15/28(a)	65,000	67,055
5.88%, 6/15/30(a)	409,000	414,748
Kodiak Gas Services LLC
7.25%, 2/15/29(a)	415,000	430,362
6.50%, 10/1/33(a)	250,000	258,018
6.75%, 10/1/35(a)	310,000	324,056

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
Kohl’s Corp.
5.13%, 5/1/31	$565,000	$481,544
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.00%, 7/15/31(a)	254,000	267,797
Lamar Media Corp.
3.75%, 2/15/28	193,000	190,001
3.63%, 1/15/31	423,000	400,521
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	96,000	96,142
4.13%, 1/31/30(a)	126,000	122,250
Level 3 Financing, Inc.
6.88%, 6/30/33(a)	1,010,000	1,047,892
7.00%, 3/31/34(a)	980,000	1,019,465
Levi Strauss & Co.
3.50%, 3/1/31(a)	223,000	209,308
Light & Wonder International, Inc.
7.50%, 9/1/31(a)	300,000	313,147
6.25%, 10/1/33(a)	565,000	567,747
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	608,000	607,669
Macy’s Retail Holdings LLC
7.38%, 8/1/33(a)	305,000	319,590
Matador Resources Co.
6.88%, 4/15/28(a)	362,000	369,676
6.50%, 4/15/32(a)	552,000	563,998
6.25%, 4/15/33(a)	317,000	322,894
Match Group Holdings II LLC
4.63%, 6/1/28(a)	254,000	251,365
3.63%, 10/1/31(a)	283,000	257,114
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	228,000	241,688
Methanex U.S. Operations, Inc.
6.25%, 3/15/32(a)(b)	468,000	484,762
MGM Resorts International
5.50%, 4/15/27	457,000	461,576
4.75%, 10/15/28(b)	244,000	244,262
6.50%, 4/15/32(b)	467,000	479,550
Michaels Cos., Inc.
5.25%, 5/1/28(a)(b)	508,000	508,000
7.88%, 5/1/29(a)	585,000	587,756
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	484,000	481,412
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	469,000	461,197
Moog, Inc.
4.25%, 12/15/27(a)	136,000	135,731
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	595,000	437,831
Investments	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	$1,057,000	$1,039,084
4.63%, 8/1/29	836,000	722,596
3.50%, 3/15/31	1,178,000	907,138
8.50%, 2/15/32(a)	790,000	846,327
Murphy Oil Corp.
6.00%, 10/1/32(b)	469,000	469,612
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	171,000	161,326
Mylan, Inc.
5.20%, 4/15/48	440,000	364,781
Navient Corp.
5.00%, 3/15/27	184,000	181,229
4.88%, 3/15/28	286,000	272,959
5.50%, 3/15/29(b)	505,000	472,097
9.38%, 7/25/30(b)	634,000	643,049
11.50%, 3/15/31	532,000	565,289
NCR Atleos Corp.
9.50%, 4/1/29(a)	785,000	842,814
NCR Voyix Corp.
5.00%, 10/1/28(a)	456,000	448,733
Nexstar Media, Inc.
5.63%, 7/15/27(a)	449,000	449,211
4.75%, 11/1/28(a)(b)	652,000	648,972
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	801,000	831,164
8.38%, 2/15/32(a)	959,000	1,006,620
Noble Finance II LLC
8.00%, 4/15/30(a)	1,029,000	1,071,856
NRG Energy, Inc.
5.25%, 6/15/29(a)	459,000	461,001
5.75%, 7/15/29(a)	408,000	409,295
3.63%, 2/15/31(a)	571,000	539,907
6.00%, 2/1/33(a)	527,000	540,324
6.25%, 11/1/34(a)	427,000	441,765
6.00%, 1/15/36(a)	625,000	636,571
NuStar Logistics LP
6.38%, 10/1/30	103,000	108,494
Occidental Petroleum Corp.
8.88%, 7/15/30	210,000	244,124
6.63%, 9/1/30	325,000	352,243
7.50%, 5/1/31	240,000	273,529
5.38%, 1/1/32	212,000	220,754
6.45%, 9/15/36	574,000	626,086
6.60%, 3/15/46	523,000	556,232
ON Semiconductor Corp.
3.88%, 9/1/28(a)	148,000	145,020

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
OneMain Finance Corp.
6.63%, 1/15/28	$256,000	$261,540
6.63%, 5/15/29	490,000	501,595
5.38%, 11/15/29	737,000	729,559
7.88%, 3/15/30	809,000	847,124
4.00%, 9/15/30	310,000	286,530
7.50%, 5/15/31	125,000	129,110
7.13%, 11/15/31	597,000	611,351
6.75%, 3/15/32	420,000	424,044
Option Care Health, Inc. 4.38%, 10/31/29(a)	234,000	228,638
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	315,000	315,139
4.25%, 1/15/29(a)	128,000	125,682
4.63%, 3/15/30(a)	401,000	393,800
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	365,000	365,619
7.25%, 5/15/31(a)(b)	508,000	513,841
PacifiCorp
7.38%, 9/15/55, (7.375% fixed rate until 9/15/30; 5-year Constant Maturity Treasury Rate + 3.319% thereafter)(c)	495,000	502,091
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/30(a)(b)	511,000	368,599
Paramount Global
4.20%, 6/1/29	832,000	801,201
4.95%, 1/15/31	601,000	562,328
4.38%, 3/15/43	845,000	530,432
4.95%, 5/19/50	618,000	390,770
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	833,000	672,477
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	370,000	370,223
4.88%, 5/15/29(a)	438,000	430,591
7.00%, 2/1/30(a)	275,000	284,956
Patrick Industries, Inc. 6.38%, 11/1/32(a)	408,000	419,748
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28(b)	983,000	979,406
7.88%, 9/15/30(a)	659,000	660,756
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	150,000	144,286
7.88%, 12/15/29(a)	170,000	178,596
7.13%, 11/15/30(a)	70,000	72,001
5.75%, 9/15/31(a)	160,000	155,791
6.88%, 5/15/32(a)	310,000	312,108
6.88%, 2/15/33(a)	518,000	518,978
6.75%, 2/15/34(a)	230,000	227,492
Investments	Principal Amount	Value
Penske Automotive Group, Inc. 3.75%, 6/15/29(b)	$96,000	$92,974
Performance Food Group, Inc.
4.25%, 8/1/29(a)	129,000	126,581
6.13%, 9/15/32(a)	181,000	186,123
Permian Resources Operating LLC
8.00%, 4/15/27(a)	212,000	213,435
5.88%, 7/1/29(a)(b)	394,000	395,675
7.00%, 1/15/32(a)	340,000	356,959
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/29(a)	500,000	503,230
Phinia, Inc. 6.75%, 4/15/29(a)	264,000	273,249
Post Holdings, Inc.
4.63%, 4/15/30(a)	611,000	599,047
4.50%, 9/15/31(a)	966,000	924,488
6.25%, 2/15/32(a)	271,000	279,107
6.38%, 3/1/33(a)	957,000	975,389
Prestige Brands, Inc. 3.75%, 4/1/31(a)	84,000	78,657
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27(a)	394,000	388,006
PROG Holdings, Inc. 6.00%, 11/15/29(a)	546,000	536,417
PTC, Inc. 4.00%, 2/15/28(a)	245,000	240,758
Qorvo, Inc. 4.38%, 10/15/29	315,000	310,426
QXO Building Products, Inc. 6.75%, 4/30/32(a)	954,000	989,341
Range Resources Corp. 4.75%, 2/15/30(a)	212,000	210,190
Regal Rexnord Corp.
6.30%, 2/15/30	495,000	528,899
6.40%, 4/15/33	324,000	352,912
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	263,000	263,094
6.50%, 4/1/32(a)	184,000	190,748
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	177,000	176,206
4.00%, 9/15/29(a)	286,000	274,043
ROBLOX Corp. 3.88%, 5/1/30(a)	393,000	374,930
Rocket Cos., Inc. 6.50%, 8/1/29(a)	205,000	210,828
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	348,000	343,711
Ryan Specialty LLC 5.88%, 8/1/32(a)(b)	228,000	230,091

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32	$287,000	$298,121
Science Applications International Corp. 5.88%, 11/1/33(a)	399,000	396,009
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(a)	589,000	534,806
Scripps Escrow II, Inc. 3.88%, 1/15/29(a)	421,000	396,381
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	235,000	238,542
Select Medical Corp. 6.25%, 12/1/32(a)	170,000	165,991
Sensata Technologies BV 4.00%, 4/15/29(a)	385,000	377,258
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	400,000	377,751
Service Corp. International
3.38%, 8/15/30	576,000	542,317
4.00%, 5/15/31	254,000	242,973
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/32(a)	256,000	250,791
Silgan Holdings, Inc. 4.13%, 2/1/28	108,000	107,112
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	513,000	411,908
8.13%, 2/15/33(a)	509,000	530,198
Sirius XM Radio LLC
5.00%, 8/1/27(a)	510,000	510,074
4.00%, 7/15/28(a)	936,000	914,448
5.50%, 7/1/29(a)	925,000	926,283
4.13%, 7/1/30(a)	832,000	785,273
3.88%, 9/1/31(a)	548,000	502,537
Skyworks Solutions, Inc. 3.00%, 6/1/31	248,000	225,946
Snap, Inc. 6.88%, 3/1/33(a)	1,026,000	1,023,085
Somnigroup International, Inc.
4.00%, 4/15/29(a)	402,000	391,338
3.88%, 10/15/31(a)	540,000	507,300
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	130,000	127,896
4.88%, 11/15/31(a)(b)	523,000	505,276
Sotera Health Holdings LLC 7.38%, 6/1/31(a)	508,000	535,529
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	344,000	343,851
6.50%, 6/1/32(a)	103,000	104,993
Investments	Principal Amount	Value
Stagwell Global LLC 5.63%, 8/15/29(a)	$862,000	$793,992
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	749,000	744,328
7.25%, 4/1/29(a)	345,000	362,228
6.50%, 7/1/30(a)	54,000	56,190
Station Casinos LLC
4.50%, 2/15/28(a)	441,000	440,104
4.63%, 12/1/31(a)	179,000	173,142
6.63%, 3/15/32(a)	178,000	182,305
StoneX Group, Inc. 7.88%, 3/1/31(a)	528,000	560,308
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	323,000	295,325
Sunoco LP
5.63%, 3/15/31(a)	693,000	699,691
7.25%, 5/1/32(a)	621,000	656,859
6.25%, 7/1/33(a)	190,000	195,707
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	712,000	701,936
4.50%, 4/30/30	615,000	602,635
Synchrony Financial 7.25%, 2/2/33	528,000	557,306
Talen Energy Supply LLC
8.63%, 6/1/30(a)	385,000	405,378
6.25%, 2/1/34(a)	530,000	539,668
6.50%, 2/1/36(a)	540,000	555,532
Talos Production, Inc.
9.00%, 2/1/29(a)	365,000	380,302
9.38%, 2/1/31(a)	686,000	730,045
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)(b)	267,000	269,508
TEGNA, Inc.
4.63%, 3/15/28(b)	519,000	517,686
5.00%, 9/15/29	383,000	382,801
Teleflex, Inc. 4.25%, 6/1/28(a)	262,000	258,363
Tenet Healthcare Corp.
6.13%, 10/1/28	205,000	205,657
4.38%, 1/15/30	269,000	264,329
6.13%, 6/15/30	773,000	789,287
5.50%, 11/15/32(a)	550,000	557,520
Tenneco, Inc. 8.00%, 11/17/28(a)	621,000	621,382
Terex Corp.
5.00%, 5/15/29(a)	334,000	334,202
6.25%, 10/15/32(a)	342,000	352,502
Thor Industries, Inc. 4.00%, 10/15/29(a)	369,000	355,284

See Notes to Financial Statements.

WisdomTree Trust 39

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Principal Amount	Value
Tidewater, Inc. 9.13%, 7/15/30(a)	$544,000	$588,085
TopBuild Corp. 4.13%, 2/15/32(a)	241,000	229,512
TransDigm, Inc.
6.75%, 8/15/28(a)	208,000	211,782
4.88%, 5/1/29(b)	155,000	154,786
6.63%, 3/1/32(a)	601,000	623,329
Transocean International Ltd. 8.75%, 2/15/30(a)	2,100	2,198
Travel & Leisure Co.
6.63%, 7/31/26(a)	385,000	386,346
4.50%, 12/1/29(a)	348,000	341,159
TriNet Group, Inc. 3.50%, 3/1/29(a)	364,000	326,910
TTM Technologies, Inc. 4.00%, 3/1/29(a)	305,000	296,269
Twilio, Inc.
3.63%, 3/15/29	281,000	270,512
3.88%, 3/15/31	215,000	203,566
U.S. Foods, Inc.
6.88%, 9/15/28(a)	122,000	125,849
4.75%, 2/15/29(a)	125,000	124,492
4.63%, 6/1/30(a)	249,000	246,759
5.75%, 4/15/33(a)	197,000	201,310
United Natural Foods, Inc. 6.75%, 10/15/28(a)	241,000	241,812
United Rentals North America, Inc.
3.88%, 11/15/27	164,000	163,090
4.88%, 1/15/28	190,000	189,977
4.00%, 7/15/30	141,000	137,404
3.88%, 2/15/31	438,000	422,255
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/29(a)	709,000	733,232
Vail Resorts, Inc. 6.50%, 5/15/32(a)(b)	180,000	186,374
Valvoline, Inc. 3.63%, 6/15/31(a)(b)	347,000	322,788
Versant Media Group, Inc. 7.25%, 1/30/31(a)	736,000	754,005
VF Corp.
2.80%, 4/23/27	245,000	239,011
2.95%, 4/23/30	275,000	252,336
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	382,000	399,104
Viatris, Inc.
2.30%, 6/22/27(b)	824,000	803,895
2.70%, 6/22/30	452,000	417,542
3.85%, 6/22/40	737,000	580,959
4.00%, 6/22/50	1,018,000	698,037
Investments	Principal Amount	Value
Victoria’s Secret & Co. 4.63%, 7/15/29(a)	$474,000	$463,264
Viking Cruises Ltd. 9.13%, 7/15/31(a)	306,000	325,526
Viper Energy Partners LLC 5.70%, 8/1/35	290,000	300,915
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	181,000	179,189
7.75%, 10/15/31(a)	372,000	393,126
VOC Escrow Ltd. 5.00%, 2/15/28(a)	433,000	432,671
Weatherford International Ltd. 6.75%, 10/15/33(a)	620,000	648,307
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	568,000	572,795
6.63%, 3/15/32(a)	299,000	311,371
WEX, Inc. 6.50%, 3/15/33(a)	301,000	302,275
Whirlpool Corp.
4.75%, 2/26/29(b)	604,000	595,666
6.13%, 6/15/30	615,000	617,482
4.60%, 5/15/50(b)	365,000	267,062
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	545,000	514,714
WULF Compute LLC 7.75%, 10/15/30(a)(b)	970,000	1,027,779
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	267,000	265,305
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(a)	235,000	236,170
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(a)	270,000	272,165
7.13%, 2/15/31(a)(b)	440,000	475,771
6.25%, 3/15/33(a)	314,000	320,966
XHR LP 4.88%, 6/1/29(a)	301,000	297,116
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a)(b)	453,000	451,174
7.25%, 1/15/29(a)	1,004,000	1,041,363
8.63%, 3/15/33(a)	816,000	864,165
XPO, Inc. 7.13%, 2/1/32(a)	241,000	252,729
Yum! Brands, Inc. 3.63%, 3/15/31	165,000	156,805
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	469,000	404,996
Total United States		206,572,905
TOTAL CORPORATE BONDS
(Cost: $204,443,838)		206,959,344
See Notes to Financial Statements.

40 WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026
Investments	Shares	Value
MUTUAL FUND – 2.1%
United States – 2.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(d)
(Cost: $4,587,138)	4,587,138	$4,587,138
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(d)
(Cost: $2,617,824)	2,617,824	2,617,824
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $212,955,781)		215,482,056
Other Assets less Liabilities – 0.6%		1,218,170
NET ASSETS – 100.0%		$216,700,226

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,049,821 and the total market value of the collateral held by the Fund was $18,821,805. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,203,981.

(c)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(d)     Rate shown represents annualized 7-day yield as of February 28, 2026.

ABBREVIATIONS:
PIK	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	317	6/30/26	$(66,339,680)	$(110,803)
5 Year U.S. Treasury Note	960	6/30/26	(105,735,000)	(571,197)
U.S. Treasury Long Bond	8	6/18/26	(947,750)	(11,869)
U.S. Treasury Ultra Long Term Bond	35	6/18/26	(4,255,781)	(61,320)
Ultra 10 Year U.S. Treasury Note	4	6/18/26	(466,938)	(4,727)
			$(177,745,149)	$(759,916)
Long Exposure
10 Year U.S. Treasury Note	73	6/18/26	$8,308,313	$39,583
Total – Net			$(169,436,836)	$(720,333)

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (concluded) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,317,750	$—	$1,317,750
Corporate Bonds	—	206,959,344	—	206,959,344
Mutual Fund	—	4,587,138	—	4,587,138
Investment of Cash Collateral for Securities Loaned	—	2,617,824	—	2,617,824
Total Investments in Securities	$—	$215,482,056	$—	$215,482,056
Financial Derivative Instruments
Futures Contracts[1]	$39,583	$—	$—	$39,583
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(759,916)	$—	$—	$(759,916)
Total – Net	$(720,333)	$215,482,056	$—	$214,761,723

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42 WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 25.2%
Federal Farm Credit Bank – 0.1% 1.23%, 9/10/29	$100,000	$92,251
Federal Home Loan Bank – 0.2%
4.25%, 12/10/27	100,000	101,430
3.25%, 11/16/28	85,000	84,772
Total Federal Home Loan Bank		186,202
Federal Home Loan Mortgage Corp. – 7.4%
3.00%, 4/1/27	1,415	1,406
2.50%, 3/1/28	3,588	3,544
2.50%, 4/1/28	9,177	9,052
3.50%, 1/1/29	4,507	4,482
2.50%, 6/1/29	9,533	9,384
3.00%, 8/1/29	4,748	4,702
2.50%, 1/1/30	6,259	6,149
2.50%, 2/1/30	9,091	8,925
3.00%, 4/1/30	9,755	9,641
6.75%, 3/15/31	20,000	22,930
3.00%, 4/1/31	46,817	46,129
3.00%, 7/1/32	44,004	43,183
6.25%, 7/15/32(a)	39,000	44,578
2.50%, 11/1/32	6,597	6,393
3.00%, 1/1/33	5,806	5,691
3.00%, 9/1/33	4,254	4,161
4.00%, 11/1/33	3,952	3,968
4.00%, 5/1/34	14,097	14,147
2.50%, 5/1/35	6,034	5,796
3.50%, 6/1/35	10,015	9,882
2.00%, 10/1/35	97,839	91,893
2.50%, 10/1/35	7,514	7,208
1.50%, 12/1/35	88,837	81,807
1.50%, 2/1/36	37,850	34,828
1.50%, 4/1/36	37,183	34,276
2.00%, 7/1/36	27,686	25,870
1.50%, 8/1/36	43,355	39,655
1.50%, 1/1/37	23,590	21,508
4.00%, 9/1/37	13,846	13,809
5.50%, 4/1/38	12,539	13,144
4.50%, 7/1/38	15,200	15,316
5.50%, 10/1/38	13,469	13,831
4.50%, 12/1/40	18,015	18,322
1.50%, 1/1/41	21,975	19,267
2.00%, 4/1/41	25,523	22,915
2.00%, 6/1/41	32,770	29,381
1.50%, 12/1/41	36,683	31,812
2.50%, 1/1/42	16,936	15,572
3.50%, 3/1/42	18,206	17,644
3.50%, 6/1/42	136,734	132,371
3.00%, 7/1/43	34,211	32,235
3.00%, 8/1/43	38,056	35,712
Investments in Long Securities	Principal Amount	Value
4.00%, 12/1/43	$6,520	$6,488
3.00%, 1/1/44	37,216	34,963
3.50%, 9/1/44	27,823	26,980
4.00%, 9/1/44	17,576	17,416
3.50%, 1/1/45	41,072	39,572
4.50%, 7/1/45	9,992	10,162
3.50%, 8/1/45	18,399	17,660
3.50%, 9/1/45	6,240	5,989
3.50%, 9/1/45	15,869	15,215
4.00%, 11/1/45	12,162	12,012
3.50%, 3/1/46	12,294	11,787
3.50%, 4/1/46	49,279	47,273
3.50%, 5/1/46	5,386	5,166
3.00%, 9/1/46	122,735	113,767
4.50%, 9/1/46	25,237	25,621
4.00%, 11/1/46	6,770	6,677
3.00%, 2/1/47	106,646	99,480
4.00%, 2/1/47	5,800	5,720
4.50%, 4/1/47	5,050	5,093
3.50%, 5/1/47	5,422	5,186
3.50%, 7/1/47	63,075	61,063
3.50%, 8/1/47	2,802	2,680
4.00%, 8/1/47	3,093	3,041
4.00%, 8/1/47	4,291	4,214
4.00%, 8/1/47	5,871	5,771
3.50%, 10/1/47	7,851	7,509
4.00%, 2/1/48	3,903	3,833
4.00%, 2/1/48	7,933	7,799
5.00%, 3/1/49	19,158	19,605
3.50%, 7/1/49	18,540	17,730
3.50%, 8/1/49	25,931	24,787
4.00%, 8/1/49	40,809	40,029
3.00%, 10/1/49	67,464	61,714
5.00%, 10/1/49	7,223	7,391
3.00%, 12/1/49	191,811	176,741
3.50%, 4/1/50	37,493	35,875
3.50%, 4/1/50	44,311	42,374
4.00%, 5/1/50	51,434	50,687
2.50%, 6/1/50	71,575	63,036
3.00%, 6/1/50	54,736	50,106
2.50%, 7/1/50	34,665	30,518
2.00%, 8/1/50	76,812	64,410
2.50%, 8/1/50	43,651	38,307
2.50%, 8/1/50	80,062	71,000
1.50%, 11/1/50	17,362	13,827
1.50%, 12/1/50	24,433	19,457
1.50%, 1/1/51	35,504	28,272
2.00%, 1/1/51	271,214	227,026
4.50%, 1/1/51	8,197	8,254
2.00%, 3/1/51	101,096	85,286

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
2.50%, 3/1/51	$28,096	$24,600
1.50%, 4/1/51	171,938	136,863
2.50%, 5/1/51	109,997	96,207
2.50%, 5/1/51	118,358	102,728
2.50%, 9/1/51	35,810	31,276
2.50%, 9/1/51	100,821	87,406
2.00%, 10/1/51	235,900	196,887
2.00%, 10/1/51	436,537	363,969
2.50%, 10/1/51	58,038	51,156
2.50%, 10/1/51	106,402	92,898
2.00%, 12/1/51	74,492	62,487
2.50%, 12/1/51	113,587	99,100
2.00%, 1/1/52	88,678	73,849
2.50%, 1/1/52	39,668	34,690
2.00%, 2/1/52	186,948	157,308
2.50%, 2/1/52	25,369	22,270
3.50%, 2/1/52	32,190	30,480
2.00%, 3/1/52	73,763	61,812
3.00%, 3/1/52	38,701	35,117
3.00%, 4/1/52	115,857	105,144
3.50%, 5/1/52	36,912	34,974
3.00%, 6/1/52	64,532	58,541
4.00%, 6/1/52	36,253	35,372
4.50%, 8/1/52	21,031	20,891
4.50%, 9/1/52	39,594	39,340
5.00%, 9/1/52	37,631	38,360
4.00%, 10/1/52	25,237	24,698
4.50%, 10/1/52	20,584	20,445
3.50%, 12/1/52	32,655	30,857
4.50%, 1/1/53	20,726	20,581
4.50%, 1/1/53	22,206	22,055
5.50%, 2/1/53	18,084	18,700
5.00%, 4/1/53	40,311	40,782
5.00%, 4/1/53	144,316	145,467
5.50%, 4/1/53	19,438	19,867
5.00%, 5/1/53	20,233	20,392
5.50%, 5/1/53	18,873	19,257
5.50%, 6/1/53	167,493	171,040
5.00%, 7/1/53	41,032	41,343
3.00%, 9/1/53	30,068	27,265
5.50%, 9/1/53	174,493	177,684
6.00%, 9/1/53	156,627	160,896
6.50%, 10/1/53	91,209	94,695
5.00%, 11/1/53	42,721	43,096
6.00%, 12/1/53	57,901	60,251
6.00%, 12/1/53	120,849	124,121
4.50%, 1/1/54	44,482	44,101
6.00%, 2/1/54	56,958	59,358
6.50%, 2/1/54	11,445	11,882
6.50%, 2/1/54	16,883	17,797
5.00%, 3/1/54	81,427	81,948
Investments in Long Securities	Principal Amount	Value
6.50%, 3/1/54	$37,594	$39,031
5.50%, 11/1/54	83,975	85,393
6.00%, 11/1/54	21,507	22,380
5.00%, 12/1/54	117,787	118,433
5.50%, 3/1/55	46,650	48,027
5.50%, 6/1/55	23,386	23,985
Total Federal Home Loan Mortgage Corp.		6,726,640
Federal National Mortgage Association – 9.1%
3.50%, 10/1/26	1,902	1,895
3.00%, 11/1/26	956	950
3.50%, 12/1/26	131	130
3.00%, 2/1/27	3,920	3,893
3.00%, 6/1/27	3,971	3,941
3.00%, 9/1/27	2,681	2,658
2.50%, 8/1/28	3,361	3,310
3.00%, 9/1/28	3,019	2,985
3.00%, 11/1/28	1,997	1,974
7.25%, 5/15/30	65,000	74,518
3.50%, 4/1/31	7,597	7,560
2.50%, 6/1/31	5,359	5,226
2.50%, 7/1/31	5,780	5,634
3.00%, 8/1/31	29,737	29,369
2.50%, 10/1/31	6,425	6,262
2.50%, 10/1/31	36,456	35,515
3.50%, 11/1/31	8,016	7,981
2.50%, 4/1/32	7,093	6,913
2.50%, 9/1/32	20,533	19,947
3.50%, 1/1/33	5,749	5,701
5.00%, 10/1/33	48,064	49,307
6.00%, 2/1/34	15,532	16,228
4.00%, 3/1/34	843	841
3.00%, 6/1/34	4,070	3,968
4.00%, 8/1/34	4,653	4,664
3.00%, 1/1/35	5,302	5,158
2.50%, 8/1/35	9,978	9,641
1.50%, 12/1/35	48,042	44,202
2.00%, 12/1/35	71,721	67,295
3.50%, 1/1/36	5,319	5,244
2.00%, 3/1/36	11,458	10,736
3.00%, 4/1/36	11,085	10,740
2.00%, 6/1/36	40,339	37,812
3.00%, 9/1/36	27,785	26,876
2.00%, 10/1/36	88,154	82,291
1.50%, 11/1/36	94,083	85,987
2.00%, 11/1/36	145,217	135,514
1.50%, 12/1/36	47,850	43,626
2.50%, 3/1/37	30,505	29,076
1.50%, 4/1/37	16,679	15,204
2.00%, 4/1/37	16,093	14,993
3.00%, 4/1/37	29,188	28,516

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
2.00%, 6/1/37	$49,568	$46,240
3.50%, 7/1/37	12,375	12,148
3.00%, 9/1/37	16,643	16,149
4.00%, 10/1/37	13,985	13,948
3.50%, 4/1/38	6,780	6,635
4.50%, 9/1/39	6,083	6,175
4.50%, 8/1/40	12,956	13,162
2.00%, 9/1/40	12,201	11,014
2.50%, 9/1/40	41,171	38,272
5.50%, 9/1/40	22,346	23,378
3.50%, 2/1/41	121,327	118,539
1.50%, 6/1/41	34,048	29,590
2.50%, 10/1/41	48,551	44,711
2.00%, 11/1/41	137,071	122,467
3.00%, 2/1/42	16,565	15,802
2.00%, 4/1/42	55,824	49,883
3.50%, 6/1/42	4,422	4,281
5.00%, 11/1/42	15,780	16,123
3.00%, 5/1/43	24,237	22,784
3.00%, 6/1/43	48,353	45,506
4.00%, 6/1/43	2,819	2,822
4.00%, 11/1/43	5,181	5,149
4.00%, 12/1/44	56,917	56,574
3.50%, 6/1/45	47,233	45,720
3.50%, 2/1/46	13,389	12,837
3.50%, 4/1/46	4,488	4,306
3.00%, 5/1/46	30,527	28,297
3.50%, 5/1/46	10,190	9,775
4.00%, 7/1/46	7,695	7,581
3.00%, 9/1/46	17,293	16,029
4.00%, 10/1/46	8,740	8,611
2.50%, 11/1/46	6,646	5,952
3.00%, 11/1/46	23,396	21,686
4.00%, 2/1/47	6,478	6,382
4.00%, 5/1/47	5,448	5,350
4.00%, 5/1/47	10,105	9,923
4.00%, 8/1/47	5,718	5,615
3.50%, 11/1/47	6,756	6,454
3.00%, 12/1/47	40,382	37,431
3.50%, 1/1/48	7,211	6,889
4.00%, 1/1/48	37,558	36,883
4.00%, 4/1/48	108,967	107,457
4.50%, 5/1/48	11,331	11,368
4.50%, 6/1/48	87,216	87,498
4.50%, 7/1/48	17,493	17,550
4.00%, 9/1/48	49,857	49,166
4.00%, 11/1/48	60,834	59,740
5.00%, 5/1/49	26,844	27,469
3.00%, 9/1/49	80,102	73,916
4.00%, 10/1/49	7,379	7,238
Investments in Long Securities	Principal Amount	Value
5.00%, 11/1/49	$23,712	$24,347
4.50%, 3/1/50	46,679	47,054
5.00%, 3/1/50	16,264	16,665
3.50%, 4/1/50	5,910	5,627
3.50%, 5/1/50	91,290	87,429
4.00%, 5/1/50	34,807	34,204
2.50%, 7/1/50	58,833	51,631
3.00%, 7/1/50	92,318	84,972
2.00%, 8/1/50	74,210	62,688
2.50%, 8/1/50	74,417	65,284
2.50%, 8/1/50	160,420	140,780
3.00%, 8/1/50	22,723	21,015
3.50%, 8/1/50	19,537	18,716
2.00%, 9/1/50	81,185	68,713
2.00%, 10/1/50	169,142	141,762
2.00%, 11/1/50	161,877	135,559
2.00%, 12/1/50	221,497	187,014
2.00%, 12/1/50	332,550	280,367
3.00%, 12/1/50	45,064	41,161
1.50%, 1/1/51	31,986	25,470
1.50%, 2/1/51	28,980	23,076
1.50%, 3/1/51	42,805	34,074
1.50%, 3/1/51	43,930	34,971
2.00%, 3/1/51	210,191	178,425
2.00%, 4/1/51	16,586	13,982
2.50%, 4/1/51	46,995	41,118
2.50%, 5/1/51	215,694	188,652
2.50%, 6/1/51	165,414	145,993
2.00%, 7/1/51	113,443	94,960
2.50%, 8/1/51	187,153	163,516
2.00%, 9/1/51	145,410	121,238
2.50%, 9/1/51	56,366	48,916
2.50%, 9/1/51	109,916	95,999
2.00%, 10/1/51	265,595	221,671
1.50%, 11/1/51	59,591	47,432
2.00%, 12/1/51	214,945	179,063
2.50%, 1/1/52	142,203	125,433
3.00%, 1/1/52	64,637	58,504
3.00%, 1/1/52	77,526	70,170
2.00%, 2/1/52	66,644	56,311
2.00%, 2/1/52	153,760	127,870
2.50%, 2/1/52	61,571	53,378
2.50%, 3/1/52	161,771	142,147
2.50%, 4/1/52	37,848	33,230
3.00%, 5/1/52	102,627	93,679
2.50%, 6/1/52	81,050	70,692
3.50%, 6/1/52	77,578	73,505
4.00%, 7/1/52	38,767	37,866
4.00%, 8/1/52	38,257	37,269
4.50%, 8/1/52	38,049	37,796

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
2.50%, 9/1/52	$89,179	$77,888
2.50%, 9/1/52	122,371	106,605
4.00%, 9/1/52	113,424	110,478
5.00%, 9/1/52	36,296	36,708
4.00%, 11/1/52	59,882	58,354
4.50%, 11/1/52	49,694	49,541
5.50%, 11/1/52	18,042	18,451
4.50%, 12/1/52	20,885	20,747
5.50%, 12/1/52	53,993	55,203
5.00%, 1/1/53	27,126	27,417
5.50%, 1/1/53	20,495	20,949
4.50%, 2/1/53	140,473	139,475
5.50%, 2/1/53	19,021	19,649
5.50%, 2/1/53	36,693	37,874
6.00%, 3/1/53	49,449	51,032
5.50%, 4/1/53	26,997	27,596
5.50%, 7/1/53	18,827	19,218
5.00%, 8/1/53	20,520	20,750
5.00%, 8/1/53	40,946	41,266
6.00%, 9/1/53	15,892	16,322
6.00%, 11/1/53	18,782	19,418
6.50%, 11/1/53	24,640	25,599
6.00%, 12/1/53	75,999	78,249
6.50%, 1/1/54	23,569	24,484
5.00%, 4/1/54	86,097	86,569
6.50%, 4/1/54	58,739	61,037
5.50%, 6/1/54	157,890	160,559
5.50%, 7/1/54	51,017	52,506
6.00%, 8/1/54	38,478	39,575
6.50%, 8/1/54	56,394	59,395
5.00%, 9/1/54	20,962	21,118
6.00%, 10/1/54	40,332	42,084
5.50%, 11/1/54	41,785	42,558
5.50%, 11/1/54	45,670	47,009
Total Federal National Mortgage Association		8,299,833
Government National Mortgage Association – 6.0%
2.50%, 7/20/28	9,427	9,291
2.00%, 5/20/36	23,093	21,543
5.00%, 2/20/43	12,799	13,229
5.00%, 4/20/44	31,332	32,388
5.00%, 7/20/44	5,282	5,460
5.00%, 8/20/44	5,085	5,256
4.50%, 9/20/44	18,768	19,001
3.50%, 10/20/44	22,906	22,151
3.00%, 1/20/45	7,992	7,498
4.00%, 4/20/45	23,517	23,162
3.00%, 7/20/45	29,587	27,528
3.50%, 12/20/45	10,669	10,281
3.00%, 5/20/46	47,582	44,250
3.00%, 12/20/46	5,149	4,788
Investments in Long Securities	Principal Amount	Value
4.00%, 1/20/47	$10,485	$10,303
4.50%, 1/20/47	13,617	13,787
4.00%, 7/20/47	51,345	50,394
3.50%, 9/20/47	61,111	58,752
4.50%, 10/20/47	4,664	4,694
3.50%, 1/20/48	73,383	70,551
4.00%, 1/20/48	20,771	20,386
3.50%, 2/20/48	32,241	30,997
3.50%, 3/20/48	10,482	10,077
3.50%, 4/20/48	18,717	17,995
3.50%, 6/20/48	30,760	29,573
3.50%, 7/20/48	26,708	25,652
4.00%, 9/20/48	16,601	16,278
4.50%, 9/20/48	9,392	9,440
3.50%, 10/20/48	37,765	36,272
4.50%, 1/20/49	9,586	9,634
3.50%, 3/20/49	4,670	4,485
4.00%, 3/20/49	17,036	16,704
4.50%, 3/20/49	4,381	4,403
5.00%, 3/20/49	7,996	8,159
4.00%, 4/20/49	7,083	6,934
4.50%, 4/20/49	24,963	25,088
3.50%, 7/20/49	26,389	25,226
3.50%, 8/20/49	15,598	14,910
3.00%, 9/20/49	42,336	39,040
3.00%, 10/20/49	50,369	46,432
4.00%, 10/20/49	19,298	18,893
2.50%, 11/20/49	29,829	26,470
3.00%, 1/20/50	4,802	4,418
3.50%, 1/20/50	3,386	3,237
4.50%, 1/20/50	6,747	6,781
3.00%, 5/20/50	18,343	16,879
2.50%, 6/20/50	24,601	21,748
3.00%, 6/20/50	33,974	31,260
3.50%, 7/20/50	39,494	37,754
5.00%, 7/20/50	32,064	32,902
2.50%, 8/20/50	51,148	44,643
3.00%, 9/20/50	58,752	54,045
4.00%, 9/20/50	27,880	27,294
2.50%, 10/20/50	22,008	19,452
3.00%, 11/20/50	53,747	49,435
3.50%, 1/20/51	37,108	35,467
2.00%, 3/20/51	210,481	178,426
2.50%, 3/20/51	190,617	168,315
3.00%, 7/20/51	43,332	39,795
2.00%, 8/20/51	33,280	28,212
2.50%, 8/20/51	134,057	118,373
1.50%, 9/20/51	17,761	14,422
2.00%, 9/20/51	259,223	219,744
2.50%, 9/20/51	232,796	205,559

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
3.00%, 9/20/51	$76,696	$70,424
2.00%, 11/20/51	236,392	200,391
2.50%, 11/20/51	62,114	54,847
3.50%, 2/20/52	17,673	16,825
2.00%, 3/20/52	100,830	85,470
2.50%, 4/20/52	148,096	130,771
3.00%, 4/20/52	54,325	49,846
3.00%, 5/20/52	91,731	84,168
3.50%, 6/20/52	81,461	77,424
3.00%, 7/20/52	53,965	49,516
4.50%, 7/20/52	243,458	242,935
4.00%, 8/20/52	37,921	36,879
3.50%, 9/20/52	19,097	18,148
4.00%, 9/20/52	65,286	63,492
4.50%, 9/20/52	37,378	37,287
4.00%, 10/20/52	19,285	18,755
5.00%, 12/20/52	55,563	56,128
5.50%, 12/20/52	81,266	83,182
5.00%, 2/20/53	202,825	204,835
4.50%, 4/20/53	20,306	20,193
5.00%, 7/20/53	81,588	82,290
6.00%, 7/20/53	123,186	126,584
4.00%, 11/20/53	21,193	20,618
6.50%, 12/20/53	9,321	9,738
5.50%, 3/20/54	18,342	18,676
6.00%, 4/20/54	14,089	14,430
6.00%, 8/20/54	30,085	30,814
4.50%, 9/20/54	23,480	23,241
5.00%, 10/20/54	45,172	45,400
6.00%, 3/20/55(b)	200,000	204,073
6.00%, 4/15/55(b)	25,000	25,495
4.00%, 3/20/56(b)	25,000	24,049
4.50%, 3/20/56(b)	25,000	24,705
5.00%, 3/20/56(b)	125,000	125,465
5.50%, 3/20/56(b)	575,000	582,420
6.50%, 3/20/56(b)	125,000	129,914
7.00%, 3/20/56(b)	25,000	25,839
5.00%, 4/20/56(b)	50,000	50,117
Total Government National Mortgage Association		5,420,900
Tennessee Valley Authority – 0.2%
3.88%, 3/15/28	60,000	60,530
4.65%, 6/15/35	50,000	52,330
5.25%, 9/15/39	30,000	32,599
4.25%, 9/15/52	34,000	29,962
Total Tennessee Valley Authority		175,421
Uniform Mortgage-Backed Securities – 2.2%
5.00%, 3/1/40(b)	50,000	50,790
2.50%, 3/1/41(b)	25,000	23,837
4.50%, 3/1/41(b)	25,000	25,117
Investments in Long Securities	Principal Amount	Value
5.50%, 3/1/41(b)	$25,000	$25,656
6.00%, 3/1/41(b)	25,000	25,862
5.00%, 4/1/41(b)	25,000	25,381
7.00%, 3/1/55(b)	125,000	131,357
1.50%, 3/1/56(b)	25,000	19,852
3.50%, 3/1/56(b)	25,000	23,574
4.50%, 3/1/56(b)	25,000	24,727
5.00%, 3/1/56(b)	175,000	175,811
5.50%, 3/1/56(b)	425,000	431,838
6.00%, 3/1/56(b)	675,000	692,483
6.50%, 3/1/56(b)	225,000	233,684
5.00%, 4/1/56(b)	75,000	75,274
5.50%, 4/1/56(b)	50,000	50,768
Total Uniform Mortgage-Backed Securities		2,036,011
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $23,269,104)		22,937,258
U.S. GOVERNMENT OBLIGATIONS – 45.4%
U.S. Treasury Bonds – 9.5%
6.25%, 5/15/30	100,000	110,762
4.75%, 2/15/37	20,000	21,364
4.38%, 5/15/40	20,000	20,167
3.88%, 8/15/40	30,000	28,556
4.25%, 11/15/40	20,000	19,811
1.88%, 2/15/41	115,000	83,061
2.25%, 5/15/41	240,000	182,419
4.38%, 5/15/41	35,000	35,044
1.75%, 8/15/41	295,000	206,108
2.00%, 11/15/41	325,000	234,711
3.13%, 11/15/41	40,000	34,109
3.13%, 2/15/42	370,000	314,124
3.00%, 5/15/42	250,000	207,773
3.25%, 5/15/42	210,000	180,600
2.75%, 8/15/42	150,000	119,695
4.00%, 11/15/42	155,000	146,293
3.13%, 2/15/43	70,000	58,494
3.88%, 2/15/43	65,000	60,247
3.88%, 5/15/43	310,000	286,629
4.38%, 8/15/43	90,000	88,559
4.75%, 11/15/43	80,000	82,375
3.63%, 2/15/44	25,000	22,176
4.50%, 2/15/44	160,000	159,550
3.38%, 5/15/44	50,000	42,684
4.63%, 5/15/44	140,000	141,641
3.13%, 8/15/44	155,000	127,039
4.13%, 8/15/44	90,000	85,254
3.00%, 11/15/44	175,000	140,178
4.63%, 11/15/44	80,000	80,775
2.50%, 2/15/45	90,000	66,080
4.75%, 2/15/45	70,000	71,772

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
3.00%, 5/15/45	$10,000	$7,967
5.00%, 5/15/45	100,000	105,734
2.88%, 8/15/45	175,000	136,103
4.88%, 8/15/45	50,000	52,019
4.63%, 11/15/45	85,000	85,578
2.50%, 2/15/46	125,000	90,381
4.63%, 2/15/46	60,000	60,431
2.50%, 5/15/46	85,000	61,233
2.88%, 11/15/46	40,000	30,659
3.00%, 2/15/47	225,000	175,746
2.75%, 8/15/47	50,000	37,086
2.75%, 11/15/47	100,000	73,977
3.00%, 2/15/48	105,000	81,088
3.13%, 5/15/48	40,000	31,519
3.00%, 2/15/49	70,000	53,534
2.38%, 11/15/49	165,000	110,344
2.00%, 2/15/50	295,000	180,480
1.25%, 5/15/50	385,000	192,981
1.38%, 8/15/50	170,000	87,563
1.63%, 11/15/50	255,000	139,991
1.88%, 2/15/51	210,000	122,571
2.38%, 5/15/51	355,000	233,135
2.00%, 8/15/51	100,000	59,836
1.88%, 11/15/51	360,000	207,872
2.25%, 2/15/52	150,000	94,934
2.88%, 5/15/52	150,000	109,019
3.63%, 2/15/53	260,000	218,339
3.63%, 5/15/53	95,000	79,726
4.13%, 8/15/53	100,000	91,766
4.75%, 11/15/53	260,000	264,266
4.25%, 2/15/54	235,000	220,184
4.63%, 5/15/54	235,000	234,302
4.25%, 8/15/54	300,000	281,156
4.50%, 11/15/54	255,000	249,163
4.63%, 2/15/55	255,000	254,382
4.75%, 5/15/55	230,000	234,133
4.75%, 8/15/55	220,000	224,091
4.63%, 11/15/55	165,000	164,755
4.75%, 2/15/56	60,000	61,148
Total U.S. Treasury Bonds		8,657,242
U.S. Treasury Notes – 35.9%
4.25%, 3/15/27	370,000	372,797
3.88%, 3/31/27	320,000	321,262
4.50%, 4/15/27	150,000	151,649
2.75%, 4/30/27	220,000	218,182
2.38%, 5/15/27	135,000	133,241
4.50%, 5/15/27	235,000	237,781
3.88%, 5/31/27	225,000	226,090
0.50%, 6/30/27	200,000	192,383
3.75%, 6/30/27	240,000	240,919
Investments in Long Securities	Principal Amount	Value
4.38%, 7/15/27	$350,000	$354,341
2.75%, 7/31/27	30,000	29,715
3.88%, 7/31/27	230,000	231,366
2.25%, 8/15/27	300,000	294,996
3.75%, 8/15/27	170,000	170,744
3.63%, 8/31/27	220,000	220,602
3.38%, 9/15/27	100,000	99,918
0.38%, 9/30/27	200,000	190,738
3.50%, 9/30/27	220,000	220,253
3.50%, 10/31/27	200,000	200,246
2.25%, 11/15/27	220,000	215,806
0.63%, 11/30/27	200,000	190,672
3.38%, 11/30/27	200,000	199,895
4.00%, 12/15/27	190,000	191,956
0.63%, 12/31/27	460,000	437,611
3.38%, 12/31/27	350,000	349,850
3.88%, 12/31/27	300,000	302,508
4.25%, 1/15/28	285,000	289,358
0.75%, 1/31/28	150,000	142,731
3.50%, 1/31/28	450,000	450,896
2.75%, 2/15/28	500,000	494,102
4.25%, 2/15/28	285,000	289,615
1.13%, 2/29/28	455,000	435,343
3.38%, 2/29/28	180,000	179,961
3.88%, 3/15/28	210,000	212,026
3.63%, 3/31/28	150,000	150,709
2.88%, 5/15/28	460,000	455,059
3.75%, 5/15/28	220,000	221,684
1.25%, 5/31/28	225,000	214,717
3.63%, 5/31/28	240,000	241,247
3.88%, 6/15/28	200,000	202,187
1.25%, 6/30/28	95,000	90,510
3.88%, 7/15/28	190,000	192,108
2.88%, 8/15/28	300,000	296,461
3.63%, 8/15/28	185,000	186,077
4.38%, 8/31/28	130,000	133,062
3.38%, 9/15/28	180,000	179,958
1.25%, 9/30/28	145,000	137,410
3.50%, 10/15/28	160,000	160,444
1.38%, 10/31/28	295,000	280,031
3.50%, 11/15/28	170,000	170,498
1.50%, 11/30/28	200,000	190,195
3.50%, 12/15/28	170,000	170,511
3.75%, 12/31/28	355,000	358,481
4.00%, 1/31/29	215,000	218,620
3.50%, 2/15/29	150,000	150,486
1.88%, 2/28/29	140,000	133,990
4.25%, 2/28/29	195,000	199,730
2.38%, 3/31/29	300,000	291,082
4.13%, 3/31/29	115,000	117,439
See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
2.88%, 4/30/29	$100,000	$98,426
4.63%, 4/30/29	170,000	176,176
2.38%, 5/15/29	315,000	305,267
2.75%, 5/31/29	460,000	450,746
4.50%, 5/31/29	210,000	216,989
3.25%, 6/30/29	455,000	452,689
4.25%, 6/30/29	405,000	415,584
4.00%, 7/31/29	45,000	45,838
3.63%, 8/31/29	190,000	191,210
3.50%, 9/30/29(a)	150,000	150,334
4.00%, 10/31/29	240,000	244,594
4.13%, 10/31/29	320,000	327,512
1.75%, 11/15/29	285,000	268,579
4.13%, 11/30/29	275,000	281,510
3.50%, 1/31/30	175,000	175,301
4.25%, 1/31/30	320,000	329,212
1.50%, 2/15/30	265,000	246,119
4.00%, 2/28/30	325,000	331,475
3.63%, 3/31/30	325,000	326,955
4.00%, 3/31/30(a)	300,000	306,059
3.50%, 4/30/30	100,000	100,102
3.88%, 4/30/30	155,000	157,404
0.63%, 5/15/30	150,000	133,424
3.75%, 5/31/30	150,000	151,582
4.00%, 5/31/30	420,000	428,597
3.75%, 6/30/30	100,000	101,062
3.88%, 6/30/30	240,000	243,750
3.88%, 7/31/30	140,000	142,215
4.00%, 7/31/30	6,000	6,125
0.63%, 8/15/30	305,000	269,246
3.63%, 8/31/30	110,000	110,580
4.63%, 9/30/30	130,000	136,129
3.63%, 10/31/30	240,000	241,219
0.88%, 11/15/30	170,000	150,742
3.50%, 11/30/30	200,000	199,922
4.38%, 11/30/30	370,000	383,803
3.63%, 12/31/30	195,000	195,937
3.75%, 12/31/30	20,000	20,202
3.75%, 1/31/31	125,000	126,294
1.13%, 2/15/31	290,000	258,882
3.50%, 2/28/31	250,000	249,814
4.13%, 3/31/31	165,000	169,454
4.63%, 4/30/31	410,000	430,740
1.63%, 5/15/31	170,000	154,534
4.63%, 5/31/31	250,000	262,695
4.25%, 6/30/31	130,000	134,311
4.13%, 7/31/31	550,000	565,018
1.25%, 8/15/31	310,000	274,459
3.75%, 8/31/31	400,000	403,312
Investments in Long Securities	Principal Amount	Value
3.63%, 9/30/31	$320,000	$320,562
1.38%, 11/15/31	300,000	265,664
4.13%, 11/30/31	30,000	30,803
1.88%, 2/15/32	70,000	63,443
4.13%, 2/29/32	125,000	128,296
4.13%, 3/31/32	80,000	82,109
4.00%, 4/30/32	210,000	214,052
2.88%, 5/15/32	285,000	272,665
4.13%, 5/31/32	160,000	164,169
4.00%, 6/30/32	100,000	101,895
4.00%, 7/31/32	150,000	152,795
2.75%, 8/15/32	270,000	255,635
3.88%, 8/31/32	140,000	141,564
3.88%, 9/30/32	140,000	141,509
3.75%, 10/31/32	145,000	145,442
4.13%, 11/15/32	125,000	128,145
3.75%, 11/30/32	255,000	255,697
3.88%, 12/31/32	120,000	121,191
4.00%, 1/31/33	90,000	91,554
3.75%, 2/28/33	150,000	150,269
3.38%, 5/15/33	255,000	249,103
3.88%, 8/15/33	440,000	443,231
4.50%, 11/15/33	290,000	303,820
4.00%, 2/15/34	385,000	390,113
4.38%, 5/15/34	180,000	186,905
3.88%, 8/15/34	405,000	405,601
4.25%, 11/15/34	425,000	436,721
4.63%, 2/15/35(a)	540,000	569,742
4.25%, 5/15/35	170,000	174,370
4.25%, 8/15/35(a)	485,000	497,087
4.00%, 11/15/35	370,000	371,359
4.13%, 2/15/36	255,000	258,407
Total U.S. Treasury Notes		32,688,296
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $40,995,938)		41,345,538
CORPORATE BONDS – 24.3%
Australia – 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,494
5.00%, 9/30/43	48,000	46,585
Rio Tinto Finance USA PLC 5.88%, 3/14/65	30,000	31,334
Westpac Banking Corp.
3.35%, 3/8/27	96,000	95,709
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	50,000	45,962
4.42%, 7/24/39	30,000	28,070

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Woodside Finance Ltd.
5.10%, 9/12/34	$25,000	$25,134
5.70%, 9/12/54	25,000	24,174
Total Australia		307,462
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	83,000	78,110
Bermuda – 0.1%
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/33	50,000	50,038
Brazil – 0.1%
Suzano Austria GmbH 3.75%, 1/15/31	41,000	39,123
Vale Overseas Ltd. 6.13%, 6/12/33	20,000	21,546
Total Brazil		60,669
Canada – 0.6%
Bank of Montreal 4.44%, 1/14/32, Series J, (4.439% fixed rate until 1/14/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	25,000	25,145
Bank of Nova Scotia
2.95%, 3/11/27	30,000	29,775
4.04%, 9/15/28, (4.043% fixed rate until 9/15/27; Secured Overnight Financing Rate + 0.76% thereafter)(c)	50,000	50,075
2.15%, 8/1/31	50,000	45,184
Barrick North America Finance LLC 5.70%, 5/30/41	10,000	10,400
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,453
4.70%, 9/20/47	3,000	2,581
Canadian Imperial Bank of Commerce
4.24%, 9/8/28, (4.243% fixed rate until 9/8/27; Secured Overnight Financing Index + 0.60% thereafter)(c)	25,000	25,123
3.60%, 4/7/32	25,000	24,090
Canadian National Railway Co. 3.85%, 8/5/32	25,000	24,496
Canadian Natural Resources Ltd. 3.85%, 6/1/27	18,000	17,985
Cenovus Energy, Inc. 6.75%, 11/15/39	5,000	5,597
Enbridge, Inc.
5.63%, 4/5/34	25,000	26,451
6.70%, 11/15/53	10,000	11,247
Nutrien Ltd.
2.95%, 5/13/30	40,000	38,184
5.63%, 12/1/40	5,000	5,104
Investments in Long Securities	Principal Amount	Value
Royal Bank of Canada
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	$50,000	$50,994
3.88%, 5/4/32	25,000	24,585
Suncor Energy, Inc. 3.75%, 3/4/51	30,000	21,995
Toronto-Dominion Bank
5.52%, 7/17/28	10,000	10,363
4.78%, 12/17/29(a)	50,000	51,473
4.46%, 6/8/32(a)	20,000	20,174
TransCanada PipeLines Ltd. 4.25%, 5/15/28	41,000	41,233
Total Canada		587,707
France – 0.1%
TotalEnergies Capital International SA 3.46%, 7/12/49	20,000	14,752
TotalEnergies Capital USA LLC
4.57%, 1/13/33	25,000	25,341
4.86%, 1/13/36	25,000	25,275
Total France		65,368
Germany – 0.3%
Deutsche Bank AG 3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	50,000	48,031
Kreditanstalt fuer Wiederaufbau
4.63%, 3/18/30	50,000	52,132
3.75%, 7/15/30	50,000	50,495
4.75%, 10/29/30	80,000	84,184
Total Germany		234,842
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	130,000	137,293
Japan – 0.1%
Mitsubishi UFJ Financial Group, Inc. 4.15%, 3/7/39	30,000	28,254
Mizuho Financial Group, Inc. 2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	53,000	47,744
ORIX Corp. 5.40%, 2/25/35	10,000	10,464
Sumitomo Mitsui Financial Group, Inc. 3.35%, 10/18/27(a)	16,000	15,912
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	19,568
Total Japan		121,942

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Luxembourg – 0.0%
ArcelorMittal SA 6.00%, 6/17/34(a)	$45,000	$48,802
Mexico – 0.1%
America Movil SAB de CV 6.13%, 11/15/37	65,000	71,207
Southern Copper Corp. 6.75%, 4/16/40	5,000	5,738
Total Mexico		76,945
Netherlands – 0.1%
Cooperatieve Rabobank UA 4.80%, 1/9/29	100,000	102,798
Norway – 0.0%
Equinor ASA 3.63%, 9/10/28	24,000	24,006
Spain – 0.2%
Banco Santander SA 5.29%, 8/18/27	150,000	152,697
Telefonica Emisiones SA 4.90%, 3/6/48	40,000	34,427
Total Spain		187,124
United Kingdom – 0.5%
Astrazeneca Finance LLC 2.25%, 5/28/31	100,000	91,677
AstraZeneca PLC 4.00%, 1/17/29	25,000	25,173
Barclays PLC 3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	75,000	58,518
British Telecommunications PLC 9.63%, 12/15/30	36,000	44,048
HSBC Holdings PLC
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	60,000	65,157
6.10%, 1/14/42	40,000	43,751
Smith & Nephew PLC 5.15%, 3/20/27	25,000	25,290
Unilever Capital Corp. 2.63%, 8/12/51, Series 30Y	50,000	31,906
Vodafone Group PLC 5.63%, 2/10/53	35,000	34,038
Total United Kingdom		419,558
United States – 21.6%
3M Co.
2.88%, 10/15/27	19,000	18,745
3.63%, 10/15/47	23,000	17,563
Investments in Long Securities	Principal Amount	Value
AbbVie, Inc.
4.65%, 3/15/28	$25,000	$25,442
4.88%, 3/15/30	25,000	25,855
5.05%, 3/15/34	75,000	77,874
4.75%, 3/15/45	2,000	1,859
5.60%, 3/15/55	25,000	25,312
AEP Texas, Inc. 5.70%, 5/15/34(a)	35,000	37,061
AES Corp. 5.45%, 6/1/28(a)	35,000	35,810
Air Lease Corp. 4.63%, 10/1/28	46,000	46,391
Air Products & Chemicals, Inc. 4.60%, 2/8/29	75,000	76,747
Alabama Power Co. 4.30%, 7/15/48, Series A	37,000	31,213
Allstate Corp. 4.20%, 12/15/46	25,000	20,715
Ally Financial, Inc. 8.00%, 11/1/31	13,000	14,753
Alphabet, Inc.
4.10%, 2/15/31	50,000	50,350
4.70%, 11/15/35	40,000	40,509
1.90%, 8/15/40	45,000	31,090
5.65%, 2/15/56	25,000	25,586
5.70%, 11/15/75	25,000	25,008
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,551
3.40%, 5/6/30	50,000	48,690
2.45%, 2/4/32	20,000	17,949
3.70%, 2/4/51	40,000	28,665
Amazon.com, Inc.
1.20%, 6/3/27	25,000	24,271
3.60%, 4/13/32	77,000	74,992
3.88%, 8/22/37	20,000	18,560
2.70%, 6/3/60	85,000	48,134
American Express Co.
5.02%, 4/25/31, (5.016% fixed rate until 4/25/30; Secured Overnight Financing Rate +1.44% thereafter)(c)	50,000	51,622
4.46%, 2/10/32, (4.456% fixed rate until 2/10/31; Secured Overnight Financing Rate + 0.867% thereafter)(c)	25,000	25,257
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	71,000	72,539
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	50,000	53,431

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
American Homes 4 Rent LP 5.25%, 3/15/35	$25,000	$25,238
American Honda Finance Corp. 4.90%, 3/12/27	50,000	50,557
American International Group, Inc. 4.75%, 4/1/48	28,000	25,137
American Tower Corp.
3.80%, 8/15/29	25,000	24,775
3.10%, 6/15/50(a)	10,000	6,725
American University 3.67%, 4/1/49, Series 2019	25,000	19,595
American Water Capital Corp. 3.75%, 9/1/47	40,000	31,198
Amgen, Inc. 4.40%, 2/22/62	80,000	64,110
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	51,497
Apple, Inc.
3.45%, 2/9/45	35,000	27,711
4.65%, 2/23/46	35,000	32,620
2.65%, 2/8/51	74,000	46,682
Aptiv Swiss Holdings Ltd. 5.40%, 3/15/49	25,000	23,580
Arizona Public Service Co. 5.90%, 8/15/55	40,000	41,186
Arrow Electronics, Inc. 2.95%, 2/15/32	25,000	22,636
Assurant, Inc. 5.55%, 2/15/36	25,000	25,433
AT&T, Inc.
2.30%, 6/1/27	35,000	34,336
6.38%, 3/1/41	25,000	27,209
5.15%, 2/15/50	110,000	100,163
3.80%, 12/1/57	25,000	17,551
Athene Holding Ltd. 6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	85,000	82,409
AutoZone, Inc. 4.00%, 4/15/30	125,000	124,500
AvalonBay Communities, Inc. 1.90%, 12/1/28	40,000	38,050
Avangrid, Inc. 3.80%, 6/1/29	25,000	24,820
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	47,614
Bank of America Corp.
3.25%, 10/21/27	100,000	99,215
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(c)	50,000	49,840
Investments in Long Securities	Principal Amount	Value
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	$66,000	$59,538
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	102,912
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	32,211
5.05%, 2/6/37, (5.045% fixed rate until 2/6/36; Secured Overnight Financing Rate + 1.13% thereafter)(c)	50,000	50,729
7.75%, 5/14/38	30,000	36,789
4.75%, 4/21/45, Series L(a)	85,000	78,115
Baxter International, Inc.
2.27%, 12/1/28	40,000	37,835
4.45%, 2/15/29	20,000	20,098
Becton Dickinson & Co. 2.82%, 5/20/30	37,000	35,205
Berkshire Hathaway Energy Co. 3.80%, 7/15/48	36,000	27,812
Berkshire Hathaway Finance Corp. 2.85%, 10/15/50	50,000	32,384
Biogen, Inc. 3.15%, 5/1/50(a)	40,000	26,376
Blue Owl Capital Corp. 3.13%, 4/13/27	65,000	63,239
Boardwalk Pipelines LP
4.45%, 7/15/27	18,000	18,082
5.38%, 2/15/36	25,000	25,422
Boeing Co.
3.25%, 2/1/35	40,000	35,663
5.71%, 5/1/40	35,000	36,450
3.95%, 8/1/59	20,000	14,395
BorgWarner, Inc. 4.95%, 8/15/29	25,000	25,686
BP Capital Markets America, Inc.
4.81%, 2/13/33	75,000	76,876
4.89%, 9/11/33	15,000	15,411
Bristol-Myers Squibb Co.
2.55%, 11/13/50	25,000	15,123
3.90%, 3/15/62	25,000	18,431
Broadcom, Inc.
4.60%, 7/15/30	50,000	51,115
4.15%, 11/15/30	100,000	100,351
4.80%, 2/15/36	55,000	55,161
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	11,227
3.90%, 8/1/46	5,000	4,092
5.20%, 4/15/54	25,000	23,930

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Cadence Design Systems, Inc. 4.70%, 9/10/34	$25,000	$25,209
Camden Property Trust 2.80%, 5/15/30	20,000	19,027
Campbell’s Company/The 4.15%, 3/15/28	20,000	20,061
Capital One Financial Corp. 6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,687
Cardinal Health, Inc. 4.90%, 9/15/45	10,000	9,188
Carlisle Cos., Inc. 2.75%, 3/1/30	25,000	23,752
Carrier Global Corp. 5.90%, 3/15/34	43,000	46,526
Caterpillar Financial Services Corp. 4.10%, 8/15/28, Series K	25,000	25,225
Caterpillar, Inc.
3.25%, 9/19/49	34,000	24,796
4.75%, 5/15/64	25,000	22,453
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	17,672
Cboe Global Markets, Inc. 3.00%, 3/16/32	30,000	28,082
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	24,396
3.25%, 2/15/29	25,000	24,156
Cencora, Inc.
3.45%, 12/15/27	25,000	24,822
5.15%, 2/15/35	40,000	41,377
CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	60,000	55,017
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 6/1/29	50,000	52,406
6.83%, 10/23/55	43,000	42,305
3.85%, 4/1/61	39,000	23,646
Cheniere Energy Partners LP 5.95%, 6/30/33	30,000	32,178
Chevron USA, Inc. 3.25%, 10/15/29	26,000	25,614
Chubb INA Holdings LLC
4.90%, 8/15/35	25,000	25,392
4.15%, 3/13/43	40,000	35,208
Cigna Group 5.60%, 2/15/54(a)	25,000	24,498
Cisco Systems, Inc. 4.85%, 2/26/29	140,000	144,207
Investments in Long Securities	Principal Amount	Value
Citigroup, Inc.
4.45%, 9/29/27	$58,000	$58,353
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	50,000	51,518
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	40,000	40,470
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	20,109
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	50,000	46,263
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(c)	40,000	35,722
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	75,523
4.65%, 7/23/48	25,000	22,330
Citizens Financial Group, Inc. 3.25%, 4/30/30	100,000	96,177
CME Group, Inc.
2.65%, 3/15/32	35,000	32,378
4.15%, 6/15/48	10,000	8,584
CMS Energy Corp. 6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(c)	25,000	26,105
CNA Financial Corp. 5.20%, 8/15/35	25,000	25,180
Coca-Cola Co.
5.00%, 5/13/34	25,000	26,344
4.65%, 8/14/34(a)	25,000	25,852
2.60%, 6/1/50	25,000	15,918
Comcast Corp.
5.30%, 5/15/35(a)	25,000	26,164
6.45%, 3/15/37	27,000	30,244
5.35%, 5/15/53(a)	15,000	13,828
5.65%, 6/1/54	25,000	24,134
2.94%, 11/1/56	41,000	23,917
Conagra Brands, Inc. 1.38%, 11/1/27	25,000	23,934
ConocoPhillips Co.
6.50%, 2/1/39	9,000	10,285
5.30%, 5/15/53	20,000	18,992
5.70%, 9/15/63	20,000	19,916
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	48,613
5.25%, 11/15/48	19,000	17,957

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Corebridge Financial, Inc.
6.05%, 9/15/33	$25,000	$26,767
4.40%, 4/5/52(a)	25,000	19,895
Corning, Inc. 5.85%, 11/15/68	18,000	18,031
Costco Wholesale Corp. 1.38%, 6/20/27	50,000	48,596
CRH America Finance, Inc.
4.40%, 2/9/31	25,000	25,186
5.00%, 2/9/36	25,000	25,344
Crown Castle, Inc.
2.10%, 4/1/31	25,000	22,309
5.20%, 9/1/34	20,000	20,465
3.25%, 1/15/51(a)	15,000	10,116
CSX Corp.
2.40%, 2/15/30	20,000	18,887
4.30%, 3/1/48	20,000	17,076
3.35%, 9/15/49	25,000	18,037
Cummins, Inc. 5.45%, 2/20/54	20,000	20,022
CVS Health Corp.
3.25%, 8/15/29	25,000	24,315
5.70%, 6/1/34	50,000	52,797
5.63%, 2/21/53	30,000	28,577
Darden Restaurants, Inc. 3.85%, 5/1/27	53,000	52,921
Deere & Co. 5.45%, 1/16/35	50,000	53,398
Dell International LLC/EMC Corp.
3.38%, 12/15/41	35,000	27,094
3.45%, 12/15/51(a)	4,000	2,805
Devon Energy Corp. 5.60%, 7/15/41	15,000	15,039
DH Europe Finance II SARL 3.25%, 11/15/39	25,000	20,710
Digital Realty Trust LP 3.60%, 7/1/29	17,000	16,788
Dignity Health 5.27%, 11/1/64	25,000	23,367
Dollar General Corp.
3.50%, 4/3/30	25,000	24,335
5.45%, 7/5/33(a)	10,000	10,494
Dollar Tree, Inc. 4.20%, 5/15/28(a)	50,000	50,185
Dow Chemical Co. 5.25%, 11/15/41	50,000	44,915
DTE Electric Co. 1.90%, 4/1/28, Series A	35,000	33,745
DTE Energy Co. 5.20%, 4/1/30	25,000	25,951
Duke Energy Carolinas LLC 3.70%, 12/1/47	43,000	33,209
Investments in Long Securities	Principal Amount	Value
Duke Energy Corp. 3.95%, 8/15/47	$35,000	$27,264
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	21,685
5.35%, 3/15/53	25,000	24,202
Eaton Corp. 4.70%, 8/23/52(a)	25,000	22,862
eBay, Inc.
5.13%, 11/6/35	25,000	25,252
4.00%, 7/15/42	15,000	12,535
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,861
2.13%, 8/15/50	13,000	7,347
Edison International 5.25%, 3/15/32(a)	40,000	40,744
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,490
4.55%, 2/12/28	25,000	25,423
4.00%, 10/15/28	25,000	25,226
5.20%, 8/14/64	45,000	42,529
Emerson Electric Co. 1.80%, 10/15/27(a)	28,000	27,189
Energy Transfer LP
4.20%, 4/15/27	20,000	20,052
5.60%, 9/1/34	82,000	85,731
6.25%, 4/15/49	30,000	30,344
Entergy Louisiana LLC 4.20%, 4/1/50	40,000	32,454
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	50,602
4.25%, 2/15/48	24,000	20,043
4.20%, 1/31/50	35,000	28,794
Equifax, Inc.
5.10%, 12/15/27	50,000	50,926
4.80%, 9/15/29	25,000	25,464
Equinix, Inc. 2.95%, 9/15/51	46,000	29,264
Equitable Holdings, Inc. 4.35%, 4/20/28	20,000	20,102
Essential Utilities, Inc. 5.38%, 1/15/34	20,000	20,833
Essex Portfolio LP 2.65%, 9/1/50	30,000	18,269
Estee Lauder Cos., Inc. 1.95%, 3/15/31(a)	40,000	36,127
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/52	50,000	31,790
Evergy, Inc. 6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(c)	25,000	25,797

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Eversource Energy 5.95%, 2/1/29	$40,000	$41,980
Exelon Corp.
5.13%, 3/15/31	25,000	26,056
4.45%, 4/15/46	30,000	25,531
Exxon Mobil Corp. 4.33%, 3/19/50	43,000	36,882
FedEx Corp. 4.40%, 1/15/47	33,000	27,964
Fifth Third Bancorp 5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	52,722
Fiserv, Inc. 5.15%, 8/12/34	25,000	24,934
Florida Power & Light Co.
5.15%, 6/15/29	30,000	31,239
3.15%, 10/1/49	35,000	24,656
5.80%, 3/15/65	10,000	10,306
Ford Motor Co. 3.25%, 2/12/32	80,000	72,010
Ford Motor Credit Co. LLC 5.92%, 3/20/28	55,000	56,452
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	14,544
Fox Corp. 6.50%, 10/13/33	40,000	43,886
Frontier Florida LLC 6.86%, 2/1/28, Series E	50,000	52,081
GATX Corp. 6.05%, 6/5/54	25,000	25,873
GE HealthCare Technologies, Inc. 4.80%, 8/14/29	25,000	25,631
General Dynamics Corp. 3.75%, 5/15/28	23,000	23,073
General Mills, Inc.
4.88%, 1/30/30	25,000	25,659
5.25%, 1/30/35(a)	25,000	25,688
General Motors Co.
4.20%, 10/1/27	71,000	71,183
6.60%, 4/1/36	38,000	41,720
6.25%, 10/2/43	25,000	25,659
General Motors Financial Co., Inc. 5.75%, 2/8/31	25,000	26,406
Georgia Power Co. 4.55%, 3/15/30	25,000	25,504
Gilead Sciences, Inc.
5.25%, 10/15/33(a)	10,000	10,558
5.10%, 6/15/35	95,000	98,351
Global Payments, Inc.
4.50%, 11/15/28	25,000	25,092
5.40%, 8/15/32	25,000	25,464
Investments in Long Securities	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	$23,000	$23,590
4.00%, 1/15/30	30,000	29,319
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	90,000	90,250
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	185,288
4.52%, 1/21/32, (4.516% fixed rate until 1/21/31; Secured Overnight Financing Rate + 0.96% thereafter)(c)	25,000	25,156
5.07%, 1/21/37, (5.065% fixed rate until 1/21/36; Secured Overnight Financing Rate + 1.19% thereafter)(c)	35,000	35,249
4.75%, 10/21/45	40,000	36,331
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	50,000	50,122
Hanover Insurance Group, Inc. 5.50%, 9/1/35	25,000	25,592
HCA, Inc.
5.63%, 9/1/28	43,000	44,349
5.25%, 3/1/30	25,000	25,944
3.63%, 3/15/32	15,000	14,294
5.50%, 6/1/33	10,000	10,484
5.45%, 9/15/34	20,000	20,781
6.20%, 3/1/55	20,000	20,542
Healthcare Realty Holdings LP 2.00%, 3/15/31(a)	20,000	17,741
Helmerich & Payne, Inc. 4.85%, 12/1/29(a)	40,000	40,771
Hess Corp. 7.13%, 3/15/33	50,000	58,449
Hewlett Packard Enterprise Co. 6.20%, 10/15/35(a)	48,000	52,045
Home Depot, Inc.
4.40%, 3/15/45	75,000	66,432
5.30%, 6/25/54	25,000	24,294
Honeywell International, Inc. 3.81%, 11/21/47	35,000	27,992
Hormel Foods Corp. 1.80%, 6/11/30	20,000	18,258
Host Hotels & Resorts LP 5.50%, 4/15/35	25,000	25,537
Hubbell, Inc. 3.15%, 8/15/27	48,000	47,497
Humana, Inc.
5.75%, 3/1/28	100,000	102,752
4.80%, 3/15/47	18,000	15,083

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(a)(c)	$25,000	$25,883
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	35,000	36,838
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	23,865
4.20%, 5/1/30	3,000	2,997
Hyatt Hotels Corp. 5.38%, 12/15/31	20,000	20,740
Illinois Tool Works, Inc. 3.90%, 9/1/42	10,000	8,691
Ingersoll Rand, Inc. 5.70%, 8/14/33	10,000	10,700
Intel Corp.
5.15%, 2/21/34	30,000	30,646
3.25%, 11/15/49	80,000	52,472
Intercontinental Exchange, Inc.
3.10%, 9/15/27	5,000	4,952
4.60%, 3/15/33(a)	50,000	50,734
3.00%, 6/15/50	40,000	26,458
International Business Machines Corp. 4.00%, 6/20/42	50,000	42,201
International Flavors & Fragrances, Inc. 5.00%, 9/26/48(a)	4,000	3,618
International Paper Co.
4.80%, 6/15/44	4,000	3,566
4.35%, 8/15/48	19,000	15,597
Intuit, Inc. 1.35%, 7/15/27	25,000	24,207
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	34,000	35,733
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.75%, 3/15/34	80,000	89,213
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,672
5.50%, 2/15/36	25,000	24,545
Jersey Central Power & Light Co. 5.10%, 1/15/35	40,000	41,097
JetBlue Pass-Through Trust 4.00%, 11/15/32, Series 2020-1, Class A	33,641	32,245
JM Smucker Co. 4.25%, 3/15/35	40,000	38,385
Johnson & Johnson
2.95%, 3/3/27	21,000	20,885
2.10%, 9/1/40	50,000	36,078
5.25%, 6/1/54	15,000	15,237
Johnson Controls International PLC 6.00%, 1/15/36	13,000	14,211
Investments in Long Securities	Principal Amount	Value
JPMorgan Chase & Co.
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	$75,000	$75,267
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,928
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	47,601
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	20,000	20,089
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,585
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	21,016
4.26%, 10/22/31, (4.255% fixed rate until 10/22/30; Secured Overnight Financing Rate + 0.93% thereafter)(c)	100,000	100,285
4.35%, 1/22/32, (4.347% fixed rate until 1/22/31; Secured Overnight Financing Rate + 0.84% thereafter)(c)	35,000	35,175
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	175,000	161,445
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(c)	75,000	76,140
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(c)	25,000	25,992
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(c)	25,000	24,953
4.90%, 1/22/37, (4.898% fixed rate until 1/22/36; Secured Overnight Financing Rate + 1.07% thereafter)(c)	35,000	35,203
Juniper Networks, Inc. 2.00%, 12/10/30	10,000	8,986
Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	10,000	6,772
Kenvue, Inc. 5.00%, 3/22/30	10,000	10,367
Keurig Dr. Pepper, Inc. 4.42%, 12/15/46	23,000	19,157
Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	25,142
Kimberly-Clark Corp. 3.90%, 5/4/47	40,000	32,599

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
KLA Corp. 3.30%, 3/1/50	$20,000	$14,232
Kraft Heinz Foods Co. 5.20%, 7/15/45	30,000	27,525
Kroger Co.
5.00%, 9/15/34	25,000	25,408
5.15%, 8/1/43	40,000	38,732
L3Harris Technologies, Inc. 5.35%, 6/1/34	25,000	26,119
Legg Mason, Inc. 5.63%, 1/15/44	5,000	5,003
Leidos, Inc. 5.40%, 3/15/32	15,000	15,651
Leland Stanford Junior University 1.29%, 6/1/27	25,000	24,331
Lincoln National Corp. 5.85%, 3/15/34	35,000	36,241
Lockheed Martin Corp.
4.70%, 12/15/31	30,000	31,095
4.80%, 8/15/34	25,000	25,622
6.15%, 9/1/36, Series B	49,000	55,111
Lowe’s Cos., Inc.
4.00%, 10/15/28	50,000	50,154
4.05%, 5/3/47	15,000	12,071
3.50%, 4/1/51	75,000	53,433
LPL Holdings, Inc. 5.70%, 5/20/27	100,000	101,598
LYB International Finance BV 5.25%, 7/15/43	25,000	21,940
Marathon Petroleum Corp. 5.00%, 9/15/54(a)	3,000	2,597
Markel Group, Inc. 3.35%, 9/17/29	50,000	48,679
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	75,000	75,799
2.38%, 12/15/31	25,000	22,586
5.15%, 3/15/34	25,000	25,880
5.70%, 9/15/53	10,000	9,972
Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020	40,000	28,744
Massachusetts Institute of Technology 3.89%, 7/1/16	59,000	42,599
Mastercard, Inc. 4.35%, 1/15/32	50,000	50,707
McCormick & Co., Inc. 4.20%, 8/15/47	10,000	8,353
McDonald’s Corp. 4.88%, 12/9/45	30,000	27,868
Medtronic, Inc. 4.38%, 3/15/35	10,000	9,903
Merck & Co., Inc.
3.70%, 2/10/45	75,000	60,657
5.00%, 5/17/53	15,000	13,973
Investments in Long Securities	Principal Amount	Value
Meta Platforms, Inc.
4.30%, 8/15/29	$75,000	$76,278
3.85%, 8/15/32(a)	50,000	49,031
4.88%, 11/15/35	40,000	40,392
5.50%, 11/15/45	20,000	19,784
5.75%, 5/15/63	15,000	14,603
5.75%, 11/15/65	20,000	19,484
MetLife, Inc. 4.05%, 3/1/45	40,000	33,091
Micron Technology, Inc. 5.88%, 9/15/33	45,000	48,395
Microsoft Corp.
3.45%, 8/8/36	50,000	46,195
3.95%, 8/8/56	50,000	39,833
Mid-America Apartments LP 3.95%, 3/15/29	25,000	25,013
Molson Coors Beverage Co. 5.00%, 5/1/42(a)	30,000	28,120
Mondelez International, Inc. 2.75%, 4/13/30	50,000	47,454
Moody’s Corp. 4.88%, 12/17/48	30,000	27,004
Morgan Stanley
3.59%, 7/22/28(c)	272,000	270,468
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,625
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	14,667
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	55,008
5.66%, 4/17/36, (5.664% fixed rate until 4/17/35; Secured Overnight Financing Rate + 1.757% thereafter)(c)	50,000	52,858
5.31%, 1/18/41, (5.314% fixed rate until 1/18/36; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(c)	25,000	24,884
4.30%, 1/27/45	20,000	17,459
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	55,000	54,911
Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	23,003
MPLX LP
4.00%, 3/15/28	18,000	18,017
6.20%, 9/15/55	25,000	25,407
Nasdaq, Inc. 3.95%, 3/7/52	23,000	17,542

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.
4.15%, 8/25/28, Series D	$35,000	$35,251
3.90%, 11/1/28	18,000	18,028
4.02%, 11/1/32	43,000	42,481
4.15%, 12/15/32	40,000	39,569
New York & Presbyterian Hospital 2.61%, 8/1/60	25,000	14,546
NextEra Energy Capital Holdings, Inc. 3.50%, 4/1/29	30,000	29,599
NIKE, Inc. 2.85%, 3/27/30	17,000	16,358
NiSource, Inc.
4.38%, 5/15/47	25,000	21,167
3.95%, 3/30/48	18,000	14,208
Nordson Corp. 4.50%, 12/15/29	25,000	25,350
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,818
5.55%, 3/15/34	25,000	26,611
3.70%, 3/15/53	25,000	18,524
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(c)	25,000	24,754
5.12%, 11/19/40, (5.117% fixed rate until 11/19/35; 5-year Constant Maturity Treasury Rate + 1.05% thereafter)(c)	40,000	40,125
Northrop Grumman Corp. 4.70%, 3/15/33	65,000	66,415
NSTAR Electric Co. 4.95%, 9/15/52	25,000	22,876
NVIDIA Corp. 3.50%, 4/1/50	20,000	15,267
Occidental Petroleum Corp.
6.13%, 1/1/31	10,000	10,758
6.45%, 9/15/36	62,000	67,626
6.60%, 3/15/46	10,000	10,636
Oglethorpe Power Corp. 5.95%, 11/1/39	60,000	64,356
Ohio Power Co. 1.63%, 1/15/31, Series Q	78,000	69,156
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	18,035
4.75%, 1/15/28	23,000	23,229
3.63%, 10/1/29	31,000	30,210
Oncor Electric Delivery Co. LLC 4.55%, 9/15/32	125,000	126,393
ONEOK, Inc.
4.55%, 7/15/28	50,000	50,554
6.05%, 9/1/33	10,000	10,744
4.20%, 10/3/47	88,000	69,718
5.20%, 7/15/48	25,000	22,769
Investments in Long Securities	Principal Amount	Value
Oracle Corp.
4.90%, 2/6/33	$142,000	$138,857
4.30%, 7/8/34	50,000	45,781
5.38%, 7/15/40	42,000	38,443
3.65%, 3/25/41	20,000	14,889
4.00%, 7/15/46	20,000	13,977
6.00%, 8/3/55(a)	25,000	22,055
6.70%, 2/4/56	25,000	24,251
6.85%, 2/4/66	25,000	23,993
O’Reilly Automotive, Inc. 3.90%, 6/1/29	13,000	12,966
Otis Worldwide Corp. 5.13%, 11/19/31	50,000	52,346
Owens Corning 4.30%, 7/15/47	23,000	19,111
PACCAR Financial Corp. 4.00%, 8/8/28	25,000	25,218
Pacific Gas & Electric Co. 2.50%, 2/1/31	170,000	155,463
PacifiCorp 3.30%, 3/15/51	75,000	49,394
Paramount Global
4.85%, 7/1/42	15,000	10,291
4.95%, 5/19/50(a)	20,000	12,646
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	75,482
6.25%, 5/15/38, Series A	15,000	17,016
PayPal Holdings, Inc. 2.85%, 10/1/29	55,000	53,047
PECO Energy Co. 5.25%, 9/15/54	50,000	47,567
PepsiCo, Inc.
4.10%, 1/15/29	20,000	20,215
2.75%, 10/21/51	15,000	9,675
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	35,000	35,509
4.65%, 5/19/30	25,000	25,630
4.75%, 5/19/33	40,000	40,842
5.34%, 5/19/63	35,000	32,883
Pfizer, Inc.
7.20%, 3/15/39	39,000	47,130
5.60%, 11/15/55	20,000	20,197
5.70%, 11/15/65	10,000	9,944
PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/47, Series A-4	45,000	44,495
Philip Morris International, Inc.
1.75%, 11/1/30	30,000	27,046
4.88%, 11/15/43	32,000	30,001
Phillips 66 5.88%, 5/1/42	47,000	48,391
See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	$5,000	$4,612
Pilgrim’s Pride Corp. 6.25%, 7/1/33	30,000	32,371
PNC Financial Services Group, Inc.
3.45%, 4/23/29	20,000	19,800
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	20,000	20,723
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	22,736
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	103,242
5.55%, 8/15/55	20,000	20,170
Procter & Gamble Co.
2.80%, 3/25/27	25,000	24,782
3.00%, 3/25/30(a)	35,000	34,047
Progressive Corp.
3.00%, 3/15/32	25,000	23,227
3.95%, 3/26/50	12,000	9,460
Prologis LP 5.25%, 5/15/35(a)	75,000	78,136
Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	28,000	21,911
Prudential Financial, Inc. 6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	41,454
Public Service Co. of Colorado 3.60%, 9/15/42	40,000	32,182
Public Service Electric & Gas Co. 3.60%, 12/1/47	96,000	73,313
Public Storage Operating Co. 5.35%, 8/1/53	15,000	14,724
Puget Sound Energy, Inc. 4.22%, 6/15/48	25,000	20,964
QUALCOMM, Inc. 4.50%, 5/20/52	25,000	21,220
Quest Diagnostics, Inc. 5.00%, 12/15/34	25,000	25,609
Radian Group, Inc. 4.88%, 3/15/27	25,000	25,079
Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	25,581
Realty Income Corp. 4.90%, 7/15/33(a)	45,000	46,094
Regency Centers LP 5.10%, 1/15/35	25,000	25,583
Rockwell Automation, Inc. 4.20%, 3/1/49	13,000	11,052
Roper Technologies, Inc. 1.40%, 9/15/27	15,000	14,436
Investments in Long Securities	Principal Amount	Value
Royalty Pharma PLC 5.15%, 9/2/29	$75,000	$77,529
RTX Corp.
3.50%, 3/15/27	25,000	24,928
4.05%, 5/4/47	35,000	28,984
S&P Global, Inc. 2.90%, 3/1/32	70,000	65,153
Sabine Pass Liquefaction LLC 4.20%, 3/15/28	50,000	50,204
Sabra Health Care LP 3.90%, 10/15/29	30,000	29,578
Salesforce, Inc. 3.05%, 7/15/61	25,000	14,613
San Diego Gas & Electric Co. 3.70%, 3/15/52	25,000	18,597
Sempra 4.00%, 2/1/48	20,000	15,528
Shell Finance US, Inc. 5.50%, 3/25/40(d)	27,000	28,170
Sherwin-Williams Co. 3.80%, 8/15/49	30,000	22,893
Simon Property Group LP
6.25%, 1/15/34	25,000	27,660
3.25%, 9/13/49	15,000	10,562
Solventum Corp. 5.60%, 3/23/34	32,000	33,458
Sonoco Products Co. 5.00%, 9/1/34(a)	55,000	55,521
Southern California Edison Co. 4.65%, 10/1/43	44,000	38,311
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,767
5.75%, 6/1/53	30,000	30,169
Southern Co. 4.40%, 7/1/46(a)	40,000	34,234
Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	18,461
Southern Power Co. 4.25%, 10/1/30, Series A	25,000	25,127
Spectra Energy Partners LP 4.50%, 3/15/45	45,000	39,047
Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	14,452
Starbucks Corp. 2.00%, 3/12/27	40,000	39,293
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,790
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	75,314

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Steel Dynamics, Inc. 3.45%, 4/15/30	$20,000	$19,463
Sutter Health 3.16%, 8/15/40, Series 20A	25,000	20,278
Sysco Corp. 6.60%, 4/1/50	25,000	28,003
System Energy Resources, Inc. 5.30%, 12/15/34	25,000	25,539
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,578
6.50%, 3/30/34	10,000	11,078
6.25%, 7/1/52	25,000	25,650
Target Corp. 4.00%, 7/1/42	35,000	30,214
Teledyne FLIR LLC 2.50%, 8/1/30	25,000	23,434
Texas Instruments, Inc. 2.70%, 9/15/51(a)	35,000	21,899
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32	50,000	51,948
5.09%, 8/10/33	10,000	10,441
4.89%, 10/7/37	50,000	50,474
Time Warner Cable LLC 5.88%, 11/15/40	50,000	47,010
TJX Cos., Inc. 3.88%, 4/15/30	20,000	20,013
T-Mobile USA, Inc.
5.20%, 1/15/33	50,000	52,044
5.75%, 1/15/34	10,000	10,698
4.70%, 1/15/35	55,000	54,691
3.30%, 2/15/51	30,000	20,443
3.60%, 11/15/60	30,000	20,242
Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	50,307
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B	50,000	50,682
4.55%, 8/9/29	100,000	102,255
TPG Operating Group II LP 5.88%, 3/5/34	50,000	51,832
Trane Technologies Holdco, Inc. 3.75%, 8/21/28	45,000	45,108
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	13,477
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,721
2.55%, 4/27/50	10,000	6,167
Trinity Health Corp. 2.63%, 12/1/40, Series 2021	70,000	53,021
Truist Financial Corp.
3.88%, 3/19/29	115,000	114,411
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	30,000	30,954
Investments in Long Securities	Principal Amount	Value
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	$30,000	$30,786
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	16,057
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	4,130
3.00%, 7/30/46	48,000	34,155
Tyson Foods, Inc. 4.88%, 8/15/34(a)	28,000	28,381
U.S. Bancorp 5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	115,000	123,416
UDR, Inc. 2.10%, 8/1/32	25,000	21,786
Union Electric Co.
2.95%, 6/15/27	18,000	17,835
5.13%, 3/15/55	25,000	23,489
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,604
3.84%, 3/20/60	23,000	16,984
3.75%, 2/5/70	20,000	13,901
United Airlines Pass-Through Trust 5.80%, 1/15/36, Series 2023-1, Class A	54,638	57,894
United Parcel Service, Inc. 5.20%, 4/1/40	50,000	51,381
UnitedHealth Group, Inc.
6.63%, 11/15/37	40,000	45,540
2.75%, 5/15/40	40,000	30,156
4.45%, 12/15/48	15,000	12,726
5.20%, 4/15/63	30,000	27,127
5.75%, 7/15/64	30,000	29,546
University of Southern California 3.84%, 10/1/47, Series 2017	30,000	24,949
Valero Energy Corp. 7.50%, 4/15/32	50,000	58,084
Ventas Realty LP
4.75%, 11/15/30	14,000	14,294
4.38%, 2/1/45	10,000	8,639
Verizon Communications, Inc.
4.33%, 9/21/28	35,000	35,375
4.02%, 12/3/29	65,000	65,091
1.68%, 10/30/30	66,000	59,230
5.00%, 1/15/36	50,000	50,242
5.75%, 11/30/45	20,000	20,224
2.99%, 10/30/56	40,000	24,396
3.00%, 11/20/60	25,000	14,951
Viatris, Inc.
3.85%, 6/22/40	30,000	23,648
4.00%, 6/22/50	25,000	17,143

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
VICI Properties LP 5.13%, 11/15/31	$40,000	$40,745
Virginia Electric & Power Co. 2.95%, 11/15/51	42,000	26,734
Visa, Inc.
2.75%, 9/15/27	63,000	62,201
1.10%, 2/15/31	30,000	26,387
Vulcan Materials Co. 3.50%, 6/1/30	60,000	58,701
Walmart, Inc.
5.00%, 10/25/40	25,000	25,875
4.05%, 6/29/48	40,000	33,918
Walt Disney Co. 2.75%, 9/1/49	50,000	32,248
Waste Management, Inc. 4.63%, 2/15/30	66,000	67,602
Webster Financial Corp. 5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(c)	50,000	51,593
Wells Fargo & Co.
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	109,000	108,442
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	26,377
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	41,000	32,019
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	115,000	105,263
Welltower OP LLC 4.25%, 4/15/28	80,000	80,642
Western Midstream Operating LP 6.35%, 1/15/29	50,000	52,826
Westlake Corp. 5.00%, 8/15/46	20,000	17,613
Williams Cos., Inc. 5.75%, 6/24/44	50,000	50,787
Wisconsin Public Service Corp. 4.55%, 12/1/29	35,000	35,761
WRKCo, Inc. 3.90%, 6/1/28	50,000	49,960
Total United States		19,676,061
TOTAL CORPORATE BONDS (Cost: $22,481,475)		22,178,725
FOREIGN GOVERNMENT AGENCIES – 0.3%
Canada – 0.1%
Province of British Columbia 4.80%, 11/15/28	15,000	15,499
Investments in Long Securities	Principal Amount	Value
Province of Ontario 1.13%, 10/7/30	$30,000	$26,826
Province of Quebec 7.50%, 9/15/29	31,000	34,984
Total Canada		77,309
Japan – 0.1%
Japan Bank for International Cooperation 4.63%, 7/19/28	150,000	153,590
South Korea – 0.1%
Export-Import Bank of Korea 4.88%, 1/14/30	75,000	78,141
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $303,439)		309,040
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Canada – 0.1%
Canada Government International Bonds 3.75%, 4/26/28	45,000	45,306
Chile – 0.1%
Chile Government International Bonds 3.50%, 1/25/50	120,000	90,833
Indonesia – 0.1%
Indonesia Government International Bonds 3.50%, 2/14/50	100,000	72,668
Mexico – 0.3%
Mexico Government International Bonds
6.88%, 5/13/37	200,000	216,472
4.28%, 8/14/41	60,000	48,959
Total Mexico		265,431
Panama – 0.1%
Panama Government International Bonds 6.70%, 1/26/36(a)	115,000	125,745
Peru – 0.1%
Peru Government International Bonds
5.63%, 11/18/50(a)	25,000	24,900
3.23%, 7/28/21	20,000	11,313
Total Peru		36,213
Philippines – 0.2%
Philippines Government International Bonds 5.00%, 7/17/33	200,000	206,049
Poland – 0.2%
Republic of Poland Government International Bonds
5.50%, 11/16/27	150,000	154,479
5.50%, 3/18/54	35,000	34,342
Total Poland		188,821
Uruguay – 0.0%
Uruguay Government International Bonds 4.98%, 4/20/55	34,000	31,539
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,098,576)		1,062,605

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
SUPRANATIONAL BONDS – 1.4%
Asian Development Bank
2.50%, 11/2/27	$70,000	$68,963
4.50%, 8/25/28	70,000	71,836
3.75%, 8/28/30	60,000	60,587
European Investment Bank
4.38%, 3/19/27	250,000	252,296
4.38%, 10/10/31	100,000	103,794
4.25%, 2/8/36	35,000	35,745
Inter-American Development Bank
3.50%, 9/14/29	25,000	25,029
4.38%, 7/17/34	125,000	129,265
4.38%, 7/16/35	60,000	61,894
Inter-American Investment Corp. 3.63%, 11/20/28	80,000	80,304
International Bank for Reconstruction & Development
2.50%, 11/22/27	44,000	43,325
0.88%, 5/14/30	268,000	240,645
4.00%, 7/25/30	50,000	50,984
TOTAL SUPRANATIONAL BONDS (Cost: $1,211,368)		1,224,667
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
United States – 1.4%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	71,854
3.18%, 2/15/55, Series 2022-BNK39, Class AS	63,000	58,071
BANK5 5.15%, 12/15/58, Series 2025-5YR18, Class A3	40,000	41,596
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	50,992
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	70,594
4.44%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	29,965
5.18%, 4/15/57, Series 2025-V14, Class A3	50,000	51,733
BMO Mortgage Trust 5.60%, 3/15/57, Series 2024-C8, Class A5*(c)	45,000	48,127
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.69%, 1/25/29, Series K088, Class A2	80,000	80,005
5.48%, 1/25/29, Series K516, Class A2	50,000	52,194
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	67,538
2.52%, 10/25/29, Series K101, Class A2	50,000	48,052
2.54%, 10/25/29, Series K102, Class A2	20,000	19,237
2.07%, 1/25/30, Series K106, Class A2	113,000	106,409
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	32,277
2.59%, 1/25/32, Series K139, Class A2*(c)	40,000	37,314
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	56,927
1.24%, 1/25/35, Series K1516, Class A1	77,516	67,833
Federal National Mortgage Association-Aces
3.07%, 3/25/28, Series 2018-M4, Class A2*(c)	15,145	14,986
3.56%, 9/25/28, Series 2019-M1, Class A2*(c)	17,630	17,600
3.61%, 2/25/31, Series 2019-M4, Class A2	3,818	3,784
3.77%, 9/25/32, Series 2023-M4, Class A2*(c)	50,000	49,504
Investments in Long Securities	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.60%, 5/15/50, Series 2017-C33, Class A5	$90,000	$89,522
Morgan Stanley Capital I Trust 2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	45,613
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	49,983
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,654
Wells Fargo Commercial Mortgage Trust 2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	34,959
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,361,684)		1,314,323
MUNICIPAL BONDS – 0.6%
United States – 0.6%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	45,231	51,795
City of Houston 3.96%, 3/1/47	50,000	44,334
New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	50,000	49,901
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	109,123
4.81%, 10/15/65, Series 192	25,000	23,469
Port of Morrow 2.54%, 9/1/40, Series 1	20,000	16,059
State of California 7.55%, 4/1/39	50,000	61,829
State of Mississippi 5.25%, 11/1/34, Series F	75,000	77,812
Texas Department of Transportation State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	51,557
University of California 3.35%, 7/1/29, Series BD	10,000	9,948
University of Michigan 3.50%, 4/1/52, Series A	50,000	38,290
TOTAL MUNICIPAL BONDS (Cost: $636,388)		534,117
ASSET-BACKED SECURITIES – 0.4%
United States – 0.4%
American Express Credit Account Master Trust 5.23%, 4/15/29, Series 2024-1, Class A	175,000	177,999
Honda Auto Receivables Owner Trust 3.98%, 6/17/30, Series 2025-4, Class A3	40,000	40,282
Mercedes-Benz Auto Receivables Trust 4.92%, 4/15/31, Series 2025-1, Class A4	50,000	51,281
Toyota Auto Receivables Owner Trust 4.34%, 11/15/29, Series 2025-B, Class A3	40,000	40,405
World Financial Network Credit Card Master Note Trust 4.62%, 5/15/31, Series 2024-B, Class A	50,000	50,525
TOTAL ASSET-BACKED SECURITIES (Cost: $359,201)		360,492

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026
Investments in Long Securities	Principal Amount	Value
REPURCHASE AGREEMENT – 1.6%
United States – 1.6%
Citigroup, Inc., tri-party repurchase agreement dated 02/27/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 3/2/26; Proceeds at maturity – $1,470,442 (fully collateralized by U.S. Treasury Note, 0.75%-4.38% due 7/31/26-10/31/27; Market value including accrued interest – $1,499,427) (Cost: $1,470,000)	$1,470,000	$1,470,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(e) (Cost: $292,681)	292,681	292,681
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 102.1% (Cost: $93,479,854)		93,029,446
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.4)%
Government National Mortgage Association – (0.1)%
2.50%, 3/20/56(b)	$(25,000)	(22,074)
3.00%, 3/20/56(b)	(25,000)	(22,934)
3.50%, 3/20/56(b)	(50,000)	(46,922)
Total Government National Mortgage Association		(91,930)
TBA Sale Commitments	Principal Amount	Value
Uniform Mortgage-Backed Securities – (0.3)%
1.50%, 4/15/40(b)	$(25,000)	$(22,832)
1.50%, 3/1/41(b)	(25,000)	(22,805)
3.00%, 3/1/41(b)	(100,000)	(96,829)
2.00%, 4/15/55(b)	(25,000)	(20,730)
2.00%, 3/1/56(b)	(50,000)	(41,455)
2.50%, 3/1/56(b)	(25,000)	(21,670)
3.00%, 3/1/56(b)	(50,000)	(45,245)
2.50%, 4/1/56(b)	(25,000)	(21,671)
3.00%, 4/1/56(b)	(25,000)	(22,613)
Total Uniform Mortgage-Backed Securities		(315,850)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $403,366)		(407,780)
Other Liabilities less Assets – (1.7)%		(1,511,996)
NET ASSETS – 100.0%		$91,109,670

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,473,884 and the total market value of the collateral held by the Fund was $2,547,531. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,254,850.

(b)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(d)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)     Rate shown represents annualized 7-day yield as of February 28, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	24	6/18/26	$(2,731,500)	$(10,702)
2 Year U.S. Treasury Note	123	6/30/26	(25,740,633)	(41,955)
5 Year U.S. Treasury Note	414	6/30/26	(45,598,219)	(148,822)
U.S. Treasury Long Bond	24	6/18/26	(2,843,250)	(35,858)
U.S. Treasury Ultra Long Term Bond	40	6/18/26	(4,863,750)	(66,936)
Ultra 10 Year U.S. Treasury Note	169	6/18/26	(19,728,109)	(143,417)
			$(101,505,461)	$(447,690)

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (concluded) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$22,937,258	$—	$22,937,258
U.S. Government Obligations	—	41,345,538	—	41,345,538
Corporate Bonds	—	22,178,725	—	22,178,725
Foreign Government Agencies	—	309,040	—	309,040
Foreign Government Obligations	—	1,062,605	—	1,062,605
Supranational Bonds	—	1,224,667	—	1,224,667
Commercial Mortgage-Backed Securities	—	1,314,323	—	1,314,323
Municipal Bonds	—	534,117	—	534,117
Asset-Backed Securities	—	360,491	—	360,491
Repurchase Agreement	—	1,470,000	—	1,470,000
Investment of Cash Collateral for Securities Loaned	—	292,681	—	292,681
Total Investments in Securities	$—	$93,029,445	$—	$93,029,445
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(407,780)	$—	$(407,780)
Financial Derivative Instruments
Futures Contracts[1]	$(447,690)	$—	$—	$(447,690)
Total – Net	$(447,690)	$92,621,665	$—	$92,173,975

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2026
Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 0.9%
Cayman Islands – 0.9%
LCM 28 Ltd. 6.08%, 10/20/30, Series 28A, Class C, (6.079% fixed rate until 4/20/26; 3-month Secured Overnight Financing Rate + 2.412% thereafter)*(a)(b)	$400,000	$400,720
LCM XVIII LP 5.78%, 4/20/31, Series 18A, Class CR, (5.779% fixed rate until 4/20/26; 3-month Secured Overnight Financing Rate + 2.112% thereafter)*(a)(b)	300,000	300,240
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $692,823)		700,960
COLLATERALIZED MORTGAGE OBLIGATIONS – 33.3%
Chase Home Lending Mortgage Trust 6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	241,653	246,263
CIM Trust 2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	267,312	227,443
Federal Home Loan Mortgage Corp. REMICs
6.00%, 7/15/29, Series 2175, Class TH	8,799	8,942
6.00%, 5/15/32, Series 2448, Class ZQ	13,941	14,231
3.00%, 8/15/32, Series 4092, Class AY	200,000	197,276
6.00%, 8/15/32, Series 2485, Class WG	8,832	9,273
5.50%, 11/15/32, Series 2519, Class ZD	42,666	44,149
5.50%, 11/15/32, Series 2520, Class PH	59,632	62,129
4.22%, 6/15/34, Series 2812, Class MF, (Secured Overnight Financing Rate 30 Day Average + 0.564%)*(a)	73,930	73,907
5.50%, 6/15/34, Series 2810, Class ME	15,061	15,700
5.50%, 9/15/34, Series 2861, Class Z	139,145	144,047
5.00%, 11/15/34, Series 2893, Class PE	103,809	106,490
6.00%, 11/15/36, Series 3244, Class LZ	136	142
5.00%, 4/15/40, Series 3658, Class CZ, PIK	307,073	317,196
4.50%, 9/15/40, Series 3726, Class QZ	388,851	394,715
4.00%, 1/15/41, Series 4179, Class AZ	298,550	296,717
3.50%, 5/15/41, Series 4229, Class MA	77,576	77,442
3.00%, 12/15/41, Series 4273, Class GM	30,935	30,455
4.00%, 5/15/42, Series 4048, Class CE	150,000	147,947
3.00%, 11/15/42, Series 4136, Class ZG, PIK	874,014	822,201
3.00%, 5/15/43, Series 4322, Class DJ	18,133	17,910
4.50%, 12/15/43, Series 4283, Class EW*(a)	193,269	196,178
3.00%, 6/15/44, Series 4483, Class CA	103,750	101,177
2.25%, 8/15/44, Series 4406, Class AC	49,154	45,301
3.50%, 9/15/46, Series 4774, Class LP	157,261	154,820
5.00%, 11/25/50, Series 5058, Class BC, REMIC	249,441	252,654
5.00%, 2/25/55, Series 5505, Class AZ	421,883	421,378
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	466,764	439,250
4.75%, 5/25/57, Series 2018-1, Class M*(a)	159,104	158,197
Investments	Principal Amount	Value
3.00%, 8/25/57, Series 2018-3, Class HT	$114,439	$101,764
2.50%, 5/25/60, Series 2020-3, Class M5TU	848,354	746,002
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.50%, 12/25/46, Series 2017-SC01, Class 2A	288,082	260,770
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	77	77
2.00%, 11/25/30, Series 2015-93, Class AD	26,677	26,241
6.50%, 10/25/31, Series 2001-52, Class YZ	10,519	11,026
3.00%, 6/25/33, Series 2014-36, Class QA	10,520	10,433
4.50%, 10/25/34, Series 2004-75, Class ZG	3,194	3,231
4.03%, 5/25/35, Series 2005-40, Class FB, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	17,747	17,693
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	88,020	87,308
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	238,436	258,057
4.50%, 10/25/36, Series 2009-19, Class PW	105,513	107,197
4.03%, 12/25/36, Series 2006-120, Class PF, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	19,974	19,853
5.50%, 2/25/37, Series 2007-6, Class PA	45,599	48,017
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	305,674	299,555
5.00%, 4/25/37, Series 2007-26, Class JZ	104,502	107,174
5.00%, 3/25/38, Series 2008-16, Class EA	4,240	4,305
6.00%, 8/25/39, Series 2009-62, Class Z	191,385	204,727
5.00%, 11/25/39, Series 2009-89, Class PH	87,004	89,418
3.50%, 5/25/40, Series 2010-43, Class MC	40,625	40,600
5.00%, 7/25/40, Series 2010-80, Class PZ	136,424	139,919
5.00%, 9/25/40, Series 2010-102, Class PN	400,421	412,688
3.00%, 2/25/41, Series 2011-134, Class NJ	12,433	12,320
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,940	13,892
5.25%, 9/25/41, Series 2011-84, Class PZ	178,300	183,292
1.75%, 6/25/42, Series 2013-37, Class JA	53,342	52,100
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	201,522
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	85,612	76,348
3.00%, 3/25/44, Series 2015-42, Class CA	116,998	114,305
3.00%, 3/25/46, Series 2016-9, Class D	105,483	99,113
2.50%, 9/25/46, Series 2016-63, Class CA	33,313	23,104
Freddie Mac STACR REMIC Trust 5.47%, 8/25/44, Series 2024-HQA2, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.80%)*(a)(b)	400,000	402,490
GCAT Trust 6.61%, 12/25/55, Series 2025-INV5, Class B3*(a)(b)	598,684	632,365
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	85,592	85,428
5.00%, 4/20/34, Series 2004-31, Class ZB	97,038	96,859
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	155,124
5.50%, 4/20/37, Series 2007-24, Class PC	3,994	3,992
5.50%, 5/20/38, Series 2008-42, Class QB	34,250	35,368
2.00%, 8/20/39, Series 2011-52, Class KY	20,554	20,049
See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2026
Investments	Principal Amount	Value
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	$469,806	$515,971
4.50%, 9/16/40, Series 2010-125, Class BZ	151,864	151,619
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	188,548
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	127,061
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	724,239	703,498
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	240,476
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	479,903	433,969
5.00%, 6/20/50, Series 2025-134, Class HA	677,835	685,281
5.50%, 8/20/51, Series 2025-113, Class KA	635,114	645,529
5.50%, 12/20/52, Series 2024-127, Class ZC	1,085,771	1,113,602
6.00%, 8/20/53, Series 2023-115, Class AL	1,000,000	1,047,959
6.50%, 9/20/53, Series 2023-133, Class AL	500,000	543,743
7.00%, 11/20/53, Series 2023-171, Class ZB	943,047	1,087,256
6.00%, 2/20/54, Series 2024-20, Class KZ	563,580	580,573
5.50%, 5/20/54, Series 2024-78, Class TZ	654,231	683,847
6.00%, 9/20/63, Series 2023-149, Class EZ	621,945	650,821
GS Mortgage-Backed Securities Trust 2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	375,414	344,157
JP Morgan Mortgage Trust
3.57%, 5/25/45, Series 2015-3, Class B3*(a)(b)	72,900	69,768
2.93%, 7/25/51, Series 2021-3, Class B1*(a)(b)	206,004	179,500
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	341,274	290,817
6.08%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	408,971	408,189
5.50%, 3/25/56, Series 2025-9, Class A8*(a)(b)	500,000	509,472
5.00%, 7/25/56, Series 2026-2, Class A9B*(a)(b)	400,000	398,695
OBX Trust
3.50%, 8/25/52, Series 2022-J2, Class A1*(a)(b)	1,081,211	1,004,840
5.93%, 11/25/63, Series 2024-NQM1, Class A1(a)(b)	198,968	200,415
6.18%, 5/25/64, Series 2024-NQM10, Class A1(a)(b)	234,292	237,715
Provident Funding Mortgage Trust 3.23%, 2/25/50, Series 2020-1, Class B1*(a)(b)	337,358	302,140
Rate Mortgage Trust 3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	594,209	526,718
RCKT Mortgage Trust 3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	97,381	85,723
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	267,491	263,715
2.75%, 11/25/29, Series 2019-3, Class A2C	425,000	407,375
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	98,247	94,346
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	212,730	215,511
6.00%, 4/25/54, Series 2024-3, Class A4*(a)(b)	131,519	132,632
Towd Point Mortgage Trust 5.69%, 5/25/58, Series 2019-HY2, Class M2, (5.688% fixed rate until 9/25/27; 1-month Secured Overnight Financing Rate + 2.014% thereafter)*(a)(b)	250,000	251,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $25,879,381)		25,550,178
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.0%
United States – 6.0%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5*(a)	$400,000	$396,732
2.73%, 2/15/53, Series 2020-B16, Class A5	800,000	757,140
Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	179,438
CFCRE Commercial Mortgage Trust 4.20%, 6/15/50, Series 2017-C8, Class B*(a)	300,000	291,820
CSAIL Commercial Mortgage Trust 4.88%, 11/15/51, Series 2018-C14, Class B*(a)	250,000	239,962
Extended Stay America Trust 6.26%, 10/15/42, Series 2025-ESH, Class D, (1-month Secured Overnight Financing Rate + 2.60%)*(a)(b)	500,000	505,419
Federal Home Loan Mortgage Corp. Multiclass Certificates 1.75%, 9/25/45, Series 2021-P011, Class X1*(a)(c)	385,798	41,377
GS Mortgage Securities Trust 2.01%, 12/12/53, Series 2020-GSA2, Class A5	457,000	409,066
HIT Trust 6.85%, 7/15/39, Series 2022-HI32, Class B, (1-month Secured Overnight Financing Rate + 3.189%)*(a)(b)	127,976	128,021
INTOWN Mortgage Trust 5.91%, 3/15/42, Series 2025-STAY, Class C, (1-month Secured Overnight Financing Rate + 2.25%)*(a)(b)	800,000	803,057
KSL Commercial Mortgage Trust 5.70%, 12/15/39, Series 2024-HT2, Class B, (1-month Secured Overnight Financing Rate + 2.042%)*(a)(b)	388,363	388,919
Washington State Housing Finance Commission 0.73%, 12/20/35, Series 2021-1, Class X*(a)(c)	5,764,147	213,735
Wells Fargo Commercial Mortgage Trust 4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	242,774
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,488,574)		4,597,460
U.S. GOVERNMENT AGENCIES – 57.0%
Federal Home Loan Mortgage Corp. – 2.9%
4.00%, 1/1/42	148,771	147,941
3.50%, 8/1/46	195,419	188,214
3.50%, 9/1/47	199,519	191,547
2.00%, 9/1/51	363,914	309,823
2.00%, 1/1/52	769,235	649,553
2.50%, 2/1/52	384,582	339,859
2.50%, 2/1/52	485,451	428,169
Total Federal Home Loan Mortgage Corp.		2,255,106
Federal National Mortgage Association – 33.6%
4.00%, 11/1/43	199,625	198,580
4.00%, 5/1/47	155,805	154,050
4.00%, 12/1/47	147,221	145,483

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2026
Investments	Principal Amount	Value
2.50%, 11/1/50	$377,523	$331,817
2.00%, 12/1/51	426,898	355,356
2.50%, 12/1/51	580,019	513,345
2.00%, 1/1/52	1,763,242	1,467,195
2.50%, 2/1/52	706,978	617,059
2.50%, 4/1/52	1,096,875	957,021
3.00%, 5/1/52	1,670,728	1,529,083
2.50%, 6/1/52	810,499	707,167
3.50%, 7/1/52	1,035,558	977,704
3.50%, 9/1/52	1,760,660	1,662,018
4.50%, 9/1/52	844,560	839,274
5.00%, 9/1/52	1,698,655	1,716,126
3.00%, 10/1/52	1,079,249	978,424
4.00%, 1/1/53	969,285	944,615
5.50%, 6/1/53	810,048	826,637
5.00%, 8/1/53	2,530,517	2,553,431
6.00%, 7/1/54	497,994	511,312
5.50%, 9/1/54	1,125,301	1,144,967
5.50%, 2/1/55	1,006,540	1,023,773
4.00%, 4/1/55	309,560	299,569
5.50%, 6/1/55	3,130,315	3,183,909
6.00%, 7/1/55	1,313,937	1,348,609
5.00%, 11/1/55	690,598	694,565
4.50%, 6/1/56	53,891	53,072
Total Federal National Mortgage Association		25,734,161
Government National Mortgage Association – 12.3%
3.00%, 8/20/44	6,820	6,405
3.00%, 12/20/44	349,506	324,071
3.00%, 3/20/45	123,566	115,396
3.00%, 4/20/45	262,081	244,671
3.00%, 7/20/45	537,250	501,019
3.50%, 7/20/47	289,524	275,301
4.50%, 8/20/47	254,392	256,800
3.50%, 12/20/47	889,851	853,827
4.50%, 5/20/49	42,360	42,540
2.50%, 6/20/51	649,951	574,336
2.50%, 9/20/51	1,531,666	1,353,462
2.00%, 10/20/51	2,091,497	1,773,663
2.00%, 12/20/51	414,915	351,859
4.00%, 10/20/52	161,991	157,636
5.50%, 9/20/53	699,772	711,409
5.50%, 2/20/54	399,678	407,279
5.50%, 4/20/56(d)	1,500,000	1,517,853
Total Government National Mortgage Association		9,467,527
Uniform Mortgage-Backed Securities – 8.2%
4.00%, 3/1/56(d)	700,000	680,433
4.50%, 3/1/56(d)	1,980,000	1,958,388
5.00%, 3/1/56(d)	3,600,000	3,616,991
Total Uniform Mortgage-Backed Securities		6,255,812
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $42,734,228)		43,712,606
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 9.1%
U.S. Treasury Bills – 9.1%
3.63%, 3/3/26^	$1,025,000	$1,024,897
3.70%, 4/2/26^	6,000,000	5,981,297
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,005,376)		7,006,194
ASSET-BACKED SECURITIES – 1.9%
United States – 1.9%
Taco Bell Funding LLC 4.82%, 8/25/55, Series 2025-1A, Class A2I(b)	850,000	861,426
Tesla Auto Lease Trust 4.82%, 10/20/27, Series 2024-B, Class A3(b)	397,395	398,645
Tesla Electric Vehicle Trust 5.38%, 6/20/28, Series 2023-1, Class A3(b)	199,699	201,496
TOTAL ASSET-BACKED SECURITIES (Cost: $1,443,542)		1,461,567
COMMERCIAL PAPER – 2.9%
United States – 2.9%
Barton Capital SA 3.78%, 3/16/26 (Cost: $2,246,509)	2,250,000	2,246,072
	Shares
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(e) (Cost: $38,953)	38,953	38,953
TOTAL INVESTMENTS IN SECURITIES – 111.2% (Cost: $84,529,386)		85,313,990
Other Liabilities less Assets – (11.2)%		(8,585,419)
NET ASSETS – 100.0%		$76,728,571

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

^     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(e)     Rate shown represents annualized 7-day yield as of February 28, 2026.

ABBREVIATIONS:
PIK	Payment In Kind
REMICs	Real Estate Mortgage Investment Conduits

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (concluded) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Term Bond	4	6/18/26	$(486,375)	$(7,008)
Long Exposure
2 Year U.S. Treasury Note	10	6/30/26	$2,092,734	$3,418
5 Year U.S. Treasury Note	14	6/30/26	1,541,969	8,179
10 Year U.S. Treasury Note	15	6/18/26	1,707,187	13,797
U.S. Treasury Long Bond	5	6/18/26	592,344	7,411
			$5,934,234	$32,805
Total – Net			$5,447,859	$25,797

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$700,960	$—	$700,960
Collateralized Mortgage Obligations	—	25,550,178	—	25,550,178
Commercial Mortgage-Backed Securities	—	4,597,460	—	4,597,460
U.S. Government Agencies	—	43,712,606	—	43,712,606
U.S. Government Obligations	—	7,006,194	—	7,006,194
Asset-Backed Securities	—	1,461,567	—	1,461,567
Mutual Fund	—	38,953	—	38,953
Commercial Paper	—	2,246,072	—	2,246,072
Total Investments in Securities	$—	$85,313,990	$—	$85,313,990
Financial Derivative Instruments
Futures Contracts[1]	$32,805	$—	$—	$32,805
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(7,008)	$—	$—	$(7,008)
Total – Net	$25,797	$85,313,990	$—	$85,339,787

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 17.6%
Federal Agricultural Mortgage Corp. – 0.2%
3.88%, 9/3/26	$800,000	$800,603
2.25%, 3/4/41	2,000,000	1,441,051
Total Federal Agricultural Mortgage Corp.		2,241,654
Federal Farm Credit Bank – 0.7%
3.88%, 10/14/26	100,000	100,114
2.20%, 2/23/27	705,000	694,898
4.50%, 7/8/27	140,000	141,834
3.50%, 9/10/29	700,000	700,506
2.38%, 3/16/32	2,062,000	1,909,298
2.90%, 4/12/32	631,000	600,503
3.50%, 9/1/32	1,237,000	1,216,867
3.40%, 4/25/34	1,650,000	1,584,237
2.31%, 7/14/36	2,262,000	1,862,189
3.55%, 1/11/39	730,000	666,187
Total Federal Farm Credit Bank		9,476,633
Federal Home Loan Bank – 0.7%
1.50%, 6/9/26(a)	200,000	198,799
1.10%, 8/20/26	1,080,000	1,067,399
4.00%, 10/9/26	250,000	250,525
0.92%, 2/26/27	230,000	224,201
2.00%, 12/14/29	120,000	113,639
4.75%, 3/14/31	680,000	716,238
3.50%, 6/11/32	825,000	812,831
4.75%, 3/10/34	1,000,000	1,055,179
5.63%, 3/14/36	4,080,000	4,579,992
3.63%, 6/22/43	55,000	47,700
Total Federal Home Loan Bank		9,066,503
Federal Home Loan Mortgage Corp. – 1.9%
6.75%, 9/15/29	685,000	760,138
6.25%, 7/15/32(b)	713,000	814,980
5.15%, 11/15/38(b)(c)	100,000	58,116
4.50%, 8/1/41	202,511	205,733
6.78%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)*(a)	137,403	141,329
3.00%, 4/1/45	843,237	789,193
3.00%, 4/1/45	867,484	812,401
4.00%, 11/1/45	1,249,924	1,234,478
3.50%, 12/1/46	1,178,593	1,135,232
3.50%, 12/1/47	607,972	585,055
3.50%, 3/1/48	1,761,453	1,695,666
4.50%, 7/1/48	196,182	197,040
2.00%, 5/1/51	290,907	243,124
2.00%, 1/1/52	3,028,277	2,556,847
3.00%, 1/1/52	1,236,908	1,139,498
2.50%, 2/1/52	554,469	487,404
2.50%, 2/1/52	634,485	557,939
2.50%, 2/1/52	1,269,158	1,116,051
Investments	Principal Amount	Value
2.50%, 3/1/52	$878,114	$771,919
2.50%, 3/1/52	1,155,099	1,015,534
2.50%, 4/1/52	2,205,555	1,939,911
3.50%, 5/1/52	2,141,221	2,032,691
3.00%, 7/1/52	5,998,348	5,441,425
Total Federal Home Loan Mortgage Corp.		25,731,704
Federal National Mortgage Association – 8.2%
2.50%, 9/1/27	152,363	150,495
7.13%, 1/15/30	1,528,000	1,727,968
2.50%, 6/1/30	340,652	333,872
2.50%, 7/1/30	186,615	182,831
3.00%, 9/1/30	199,699	197,077
6.63%, 11/15/30	983,000	1,113,722
2.50%, 7/1/36	1,102,559	1,054,014
2.00%, 12/1/36	4,139,969	3,862,060
2.00%, 4/1/37	1,995,570	1,859,070
5.63%, 7/15/37	2,608,000	2,938,257
3.00%, 10/1/37	1,532,477	1,484,533
5.00%, 4/1/39	316,254	321,235
2.00%, 11/1/40	3,143,953	2,833,586
4.00%, 11/1/40	1,542,844	1,536,257
4.00%, 12/1/40	210,944	210,042
4.00%, 2/1/41	261,310	260,195
4.50%, 6/1/41	428,467	434,760
4.50%, 7/1/41	439,889	446,350
4.00%, 11/1/41	173,007	173,230
5.00%, 5/1/42	152,804	157,702
3.50%, 10/1/42	606,176	586,834
3.50%, 10/1/42	956,994	929,851
3.00%, 7/1/43	1,400,420	1,314,134
3.00%, 9/1/43	637,853	598,552
4.00%, 6/1/45	1,148,635	1,134,996
4.00%, 7/1/45	295,118	292,073
4.00%, 7/1/45	399,778	396,283
3.50%, 1/1/46	696,823	674,939
3.50%, 2/1/46	546,257	529,101
3.50%, 2/1/46	1,136,926	1,101,220
4.00%, 2/1/46	365,056	361,004
3.00%, 8/1/46	296,215	276,499
4.00%, 2/1/48	688,797	676,398
2.50%, 6/1/50	3,214,517	2,851,674
2.50%, 8/1/50	3,819,161	3,384,514
2.00%, 5/1/51	2,266,324	1,916,677
2.50%, 5/1/51	1,163,731	1,026,583
2.50%, 9/1/51	576,520	506,982
2.00%, 11/1/51	4,239,695	3,579,946
2.50%, 1/1/52	3,033,885	2,671,079
2.00%, 2/1/52	824,526	686,885
2.00%, 2/1/52	837,049	703,512
2.00%, 2/1/52	1,822,896	1,529,363
2.00%, 2/1/52	1,952,141	1,640,709

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
2.00%, 2/1/52	$3,435,722	$2,893,669
2.00%, 2/1/52	3,916,927	3,303,305
2.50%, 2/1/52	1,074,781	946,778
3.50%, 2/1/52	556,799	530,407
2.00%, 3/1/52	964,572	808,289
2.00%, 3/1/52	1,298,151	1,083,981
2.50%, 3/1/52	3,407,822	3,003,469
3.50%, 3/1/52	446,392	425,706
2.00%, 4/1/52	1,633,427	1,372,841
3.50%, 6/1/52	1,171,616	1,107,200
3.00%, 7/1/52	2,233,422	2,026,058
4.00%, 8/1/52	2,535,308	2,470,875
4.50%, 8/1/52	1,627,705	1,621,923
5.00%, 9/1/52	2,468,131	2,496,156
4.50%, 10/1/52	2,702,980	2,686,405
6.00%, 5/1/53	477,410	490,543
5.50%, 8/1/53	5,258,515	5,355,190
6.00%, 9/1/53	3,178,463	3,264,488
6.50%, 10/1/53	2,570,304	2,670,940
6.50%, 5/1/54	2,011,716	2,089,285
5.50%, 6/1/54	5,289,326	5,378,708
5.00%, 1/1/55	8,280,826	8,326,246
6.00%, 7/1/55	5,152,695	5,285,416
Total Federal National Mortgage Association		110,284,942
Government National Mortgage Association – 3.1%
4.50%, 6/20/41	189,243	192,219
4.50%, 7/20/41	305,819	310,628
4.50%, 10/20/41	396,070	402,298
4.00%, 10/20/43	601,914	596,516
4.00%, 3/20/46	324,746	319,000
4.00%, 3/20/46	503,434	494,527
3.50%, 3/20/47	2,703,581	2,599,871
3.50%, 9/20/47	939,570	892,694
3.50%, 1/20/48	505,759	486,367
4.50%, 1/20/50	484,975	487,409
2.00%, 1/20/51	932,071	790,268
2.00%, 2/20/51	2,160,167	1,831,180
2.50%, 3/20/51	944,566	834,053
2.50%, 5/20/51	1,465,472	1,294,014
2.50%, 8/20/51	1,348,587	1,190,805
2.50%, 10/20/51	1,377,484	1,216,321
3.00%, 10/20/51	996,056	907,113
3.00%, 10/20/51	1,507,274	1,383,898
2.00%, 11/20/51	7,479,877	6,340,712
3.00%, 11/20/51	2,151,484	1,959,368
3.00%, 12/20/51	1,358,290	1,246,899
4.50%, 7/20/52	516,426	515,317
5.50%, 1/20/53	1,127,265	1,153,526
5.50%, 4/20/53	234,342	239,748
5.00%, 5/20/53	1,165,304	1,176,931
Investments	Principal Amount	Value
6.00%, 8/20/53	$866,280	$890,173
6.50%, 10/20/53	531,491	555,237
5.00%, 4/20/54	1,785,220	1,797,881
6.50%, 8/20/54	1,861,708	1,938,976
5.50%, 9/20/54	3,478,593	3,535,961
6.00%, 9/20/54	4,502,203	4,611,253
Total Government National Mortgage Association		42,191,163
Tennessee Valley Authority – 2.7%
3.88%, 3/15/28(b)	1,670,000	1,684,753
7.13%, 5/1/30	2,062,000	2,345,985
1.50%, 9/15/31	50,000	44,579
5.88%, 4/1/36	4,380,000	4,994,103
5.47%, 3/15/37(c)	1,698,000	1,021,073
5.25%, 9/15/39	5,370,000	5,835,225
5.38%, 1/15/42(c)	800,000	359,335
3.50%, 12/15/42(b)	10,260,000	8,873,588
4.88%, 1/15/48	1,000,000	1,003,829
4.25%, 9/15/52	3,349,000	2,951,226
5.25%, 2/1/55(b)	1,500,000	1,547,293
5.38%, 4/1/56(b)	2,650,000	2,785,350
4.63%, 9/15/60(b)	2,000,000	1,852,781
4.25%, 9/15/65(b)	789,000	678,279
Total Tennessee Valley Authority		35,977,399
Tennessee Valley Authority Principal Strip – 0.1%
4.63%, 1/15/38, Series 1-38(c)	1,832,000	1,074,767
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $232,920,907)		236,044,765
U.S. GOVERNMENT OBLIGATIONS – 25.1%
U.S. Treasury Bonds – 4.2%
3.88%, 8/15/40	325,300	309,645
1.88%, 2/15/41	6,803,600	4,914,006
4.50%, 2/15/44	485,000	483,636
4.63%, 5/15/44	414,900	419,762
4.63%, 11/15/44	2,000,000	2,019,375
4.75%, 2/15/45	1,184,200	1,214,175
4.88%, 8/15/45	4,193,700	4,363,086
4.63%, 11/15/45	1,000,000	1,006,797
4.63%, 2/15/46	6,495,700	6,542,388
3.38%, 11/15/48	4,573,000	3,750,575
3.00%, 8/15/52	33,163,500	24,704,217
4.75%, 5/15/55	400,000	407,187
4.75%, 8/15/55	1,000,000	1,018,594
4.63%, 11/15/55	5,260,000	5,252,192
Total U.S. Treasury Bonds		56,405,635
U.S. Treasury Notes – 20.9%
3.75%, 8/31/26	57,300	57,321
4.00%, 1/15/27	9,000,000	9,035,508
1.50%, 1/31/27(b)	1,045,200	1,026,113
4.13%, 1/31/27(b)	1,762,000	1,771,189
See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
4.13%, 2/15/27	$622,500	$625,892
4.13%, 2/28/27	924,000	929,396
4.25%, 3/15/27	345,500	348,111
3.88%, 3/31/27	662,000	664,612
4.63%, 6/15/27	110,000	111,594
3.75%, 6/30/27	1,508,000	1,513,773
3.75%, 8/15/27	2,507,000	2,517,968
3.38%, 9/15/27	1,320,000	1,318,917
3.88%, 10/15/27	1,000,000	1,007,109
3.50%, 10/31/27	4,636,700	4,642,405
4.13%, 11/15/27	1,797,000	1,818,024
3.38%, 11/30/27	5,639,100	5,636,126
4.00%, 12/15/27	782,500	790,554
4.25%, 1/15/28	978,000	992,957
3.50%, 1/31/28	25,601,500	25,652,503
4.25%, 2/15/28	703,000	714,383
3.38%, 2/29/28	4,426,900	4,425,949
4.00%, 2/29/28	1,349,500	1,365,235
3.88%, 3/15/28	223,600	225,757
3.63%, 3/31/28	1,820,600	1,829,205
3.75%, 4/15/28	676,600	681,569
3.50%, 4/30/28	1,146,500	1,149,142
3.75%, 5/15/28	704,500	709,894
3.63%, 5/31/28	606,200	609,349
4.38%, 8/31/28	457,200	467,969
3.50%, 10/15/28	11,731,500	11,764,037
4.88%, 10/31/28	741,700	769,543
3.50%, 11/15/28	38,784,200	38,897,826
4.38%, 11/30/28	321,500	329,751
3.50%, 12/15/28	2,000,000	2,006,016
3.75%, 12/31/28	214,300	216,401
3.50%, 1/15/29	2,000,000	2,006,172
3.50%, 2/15/29	36,762,700	36,881,891
4.13%, 3/31/29	497,000	507,542
4.00%, 7/31/29	1,199,900	1,222,258
3.63%, 8/31/29(b)	143,000	143,911
3.50%, 9/30/29(b)	403,300	404,198
4.13%, 10/31/29	33,500	34,286
4.13%, 11/30/29	500,000	511,836
4.38%, 12/31/29	47,000	48,548
3.63%, 3/31/30	68,300	68,711
3.50%, 4/30/30	78,300	78,380
3.75%, 5/31/30	150,000	151,582
3.88%, 6/30/30	2,219,000	2,253,672
4.00%, 7/31/30	211,400	215,801
0.63%, 8/15/30	27,827,500	24,565,378
3.63%, 9/30/30	1,520,900	1,528,920
3.63%, 10/31/30	8,528,500	8,571,809
3.50%, 11/30/30	8,226,600	8,223,386
3.63%, 12/31/30	1,797,500	1,806,136
Investments	Principal Amount	Value
3.75%, 1/31/31	$16,114,800	$16,281,613
3.50%, 2/28/31	1,686,700	1,685,448
4.13%, 3/31/31	94,000	96,537
4.13%, 7/31/31	888,200	912,452
3.75%, 8/31/31	142,000	143,176
3.63%, 9/30/31	396,800	397,498
4.50%, 12/31/31	376,000	393,419
4.00%, 6/30/32	2,237,000	2,279,381
3.88%, 9/30/32	2,662,300	2,691,003
3.75%, 10/31/32	1,244,200	1,247,991
3.75%, 11/30/32	5,621,100	5,636,470
4.00%, 1/31/33	1,000,000	1,017,266
3.75%, 2/28/33	4,328,200	4,335,977
4.63%, 2/15/35(b)	520,000	548,641
4.25%, 8/15/35(b)	1,503,100	1,540,560
4.13%, 2/15/36	25,695,400	26,038,674
Total U.S. Treasury Notes		281,092,621
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $333,185,131)		337,498,256
CORPORATE BONDS – 41.4%
Argentina – 0.0%
Pampa Energia SA 7.88%, 12/16/34(d)	27,000	27,655
Pluspetrol SA 8.50%, 5/30/32(d)	44,000	45,539
Tecpetrol SA 7.63%, 11/3/30(d)	30,000	30,363
Telecom Argentina SA 9.25%, 5/28/33(d)	100,000	105,720
Transportadora de Gas del Sur SA 7.75%, 11/20/35(d)	20,000	20,332
Vista Energy Argentina SAU 7.63%, 12/10/35(d)	50,000	50,742
YPF SA
9.00%, 6/30/29(a)(d)	218,000	226,960
8.75%, 9/11/31(d)	22,000	23,015
7.00%, 9/30/33(a)(d)	23,000	22,741
7.00%, 12/15/47(d)	22,000	19,749
Total Argentina		572,816
Australia – 0.5%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	83,000	89,261
Australia & New Zealand Banking Group Ltd. 5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(e)	200,000	208,453
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	18,000	18,000
5.25%, 9/8/26	25,000	25,187
4.75%, 2/28/28	55,000	56,029
5.10%, 9/8/28	38,000	39,162

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
5.25%, 9/8/30	$18,000	$18,895
4.90%, 2/28/33	15,000	15,455
5.25%, 9/8/33	30,000	31,481
4.13%, 2/24/42	65,000	57,334
5.00%, 9/30/43	163,000	158,195
5.50%, 9/8/53(b)	53,000	53,552
5.75%, 9/5/55	134,000	139,917
Commonwealth Bank of Australia
2.85%, 5/18/26(e)	35,000	34,921
1.13%, 6/15/26(e)	50,000	49,619
2.63%, 9/6/26(e)	40,000	39,744
2.55%, 3/14/27(e)	194,000	191,840
3.15%, 9/19/27(e)	30,000	29,778
1.88%, 9/15/31(e)	495,000	445,240
3.90%, 7/12/47(e)	161,000	135,130
CSL Finance PLC
4.05%, 4/27/29(e)	20,000	20,059
4.25%, 4/27/32(e)	40,000	39,805
5.11%, 4/3/34(e)	53,000	54,868
4.63%, 4/27/42(e)	20,000	18,455
4.75%, 4/27/52(e)	40,000	35,476
5.42%, 4/3/54(e)	70,000	68,338
4.95%, 4/27/62(e)	20,000	17,877
Fortescue Treasury Pty. Ltd. 6.13%, 4/15/32(e)	51,000	53,375
Glencore Finance Canada Ltd.
6.90%, 11/15/37(e)	20,000	23,040
6.00%, 11/15/41(e)	20,000	21,129
5.55%, 10/25/42(e)	20,000	20,064
Glencore Funding LLC
4.00%, 3/27/27(e)	40,000	40,012
5.34%, 4/4/27(e)	35,000	35,504
3.88%, 10/27/27(e)	20,000	19,974
5.40%, 5/8/28(e)	20,000	20,548
6.13%, 10/6/28(e)	46,000	48,232
4.88%, 3/12/29(e)	30,000	30,639
5.37%, 4/4/29(e)	29,000	30,059
2.50%, 9/1/30(e)	40,000	37,128
6.38%, 10/6/30(e)	30,000	32,475
2.85%, 4/27/31(e)	25,000	23,346
2.63%, 9/23/31(e)	42,000	38,350
5.70%, 5/8/33(e)	217,000	230,738
6.50%, 10/6/33(e)	79,000	87,988
5.63%, 4/4/34(e)	50,000	52,790
3.88%, 4/27/51(e)	20,000	15,240
3.38%, 9/23/51(e)	20,000	13,787
5.89%, 4/4/54(e)	20,000	20,510
Goodman U.S. Finance Five LLC 4.63%, 5/4/32(e)	20,000	20,121
Investments	Principal Amount	Value
Goodman U.S. Finance Four LLC 4.50%, 10/15/37(e)	$108,000	$102,691
Macquarie Bank Ltd. 6.80%, 1/18/33(e)	225,000	248,621
Macquarie Group Ltd. 2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(e)	166,000	152,561
Mineral Resources Ltd.
8.00%, 11/1/27(e)	31,000	31,690
9.25%, 10/1/28(e)	45,000	47,135
8.50%, 5/1/30(e)	26,000	26,958
National Australia Bank Ltd.
1.89%, 1/12/27(e)	257,000	253,104
3.91%, 6/9/27	347,000	348,109
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(e)	476,000	442,429
NBN Co. Ltd. 5.75%, 10/6/28(e)	210,000	219,379
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,097
5.20%, 11/2/40	128,000	129,757
2.75%, 11/2/51	207,000	131,122
Rio Tinto Finance USA PLC
5.00%, 3/9/33(b)	225,000	233,719
4.75%, 3/22/42	118,000	112,309
5.13%, 3/9/53	149,000	141,760
Santos Finance Ltd.
3.65%, 4/29/31(e)	79,000	75,305
6.88%, 9/19/33(b)(e)	35,000	38,913
South32 Treasury Ltd. 4.35%, 4/14/32(e)	29,000	28,657
Transurban Finance Co. Pty. Ltd.
3.38%, 3/22/27(e)	27,000	26,864
2.45%, 3/16/31(e)	37,000	34,155
Westpac Banking Corp.
1.95%, 11/20/28	8,000	7,639
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	528,317
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)	20,000	20,880
6.82%, 11/17/33	160,000	180,597
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	25,000	22,900
4.42%, 7/24/39	3,000	2,807
2.96%, 11/16/40	65,000	50,747
3.13%, 11/18/41	218,000	168,696

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Woodside Finance Ltd.
4.50%, 3/4/29(e)	$106,000	$106,828
5.70%, 9/12/54	231,000	223,373
Total Australia		7,204,239
Austria – 0.0%
Oesterreichische Kontrollbank AG 4.75%, 5/21/27	70,000	71,038
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	820,000	771,690
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46	341,000	319,778
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	377,000	491,891
4.75%, 4/15/58	178,000	159,181
5.80%, 1/23/59(b)	53,000	55,038
Total Belgium		1,797,578
Bermuda – 0.0%
Bacardi Ltd. 4.70%, 5/15/28(e)	312,000	314,850
RenaissanceRe Finance, Inc. 3.45%, 7/1/27	21,000	20,849
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	27,549
5.75%, 6/5/33	15,000	15,835
Triton Container International Ltd.
2.05%, 4/15/26(e)	25,000	24,939
3.15%, 6/15/31(e)	25,000	23,133
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/32	93,000	86,188
XL Group Ltd. 5.25%, 12/15/43	29,000	27,965
Total Bermuda		541,308
Brazil – 0.3%
Banco do Brasil SA 3.25%, 9/30/26(d)	200,000	199,052
Braskem Netherlands Finance BV 7.25%, 2/13/33(d)	224,000	93,119
BRF SA 4.88%, 1/24/30(d)	249,000	241,883
CSN Inova Ventures 6.75%, 1/28/28(d)	200,000	173,392
Embraer Netherlands Finance BV 5.98%, 2/11/35	122,000	131,037
Gerdau Trade, Inc. 5.75%, 6/9/35	150,000	156,262
Gol Finance, Inc. 14.38%, 6/6/30(b)(d)	83,000	86,030
Investments	Principal Amount	Value
Klabin Austria GmbH 5.75%, 4/3/29(d)	$200,000	$204,262
MARB BondCo PLC 3.95%, 1/29/31(d)	200,000	182,378
MercadoLibre, Inc. 4.90%, 1/15/33	106,000	105,681
Minerva Luxembourg SA 4.38%, 3/18/31(d)	200,000	186,175
Petrobras Global Finance BV
5.60%, 1/3/31(b)	575,000	584,278
6.90%, 3/19/49	177,000	178,401
6.85%, 6/5/15	200,000	193,190
Raizen Fuels Finance SA 5.70%, 1/17/35(d)	215,000	94,914
Samarco Mineracao SA 9.50%, 6/30/31, PIK(d)	179,978	180,965
Suzano Austria GmbH
2.50%, 9/15/28	29,000	27,767
3.75%, 1/15/31	90,000	85,879
3.13%, 1/15/32, Series DM3N(b)	324,000	294,249
Suzano Netherlands BV 5.50%, 1/15/36	82,000	82,669
Vale Overseas Ltd.
3.75%, 7/8/30	71,000	68,914
6.13%, 6/12/33	72,000	77,566
8.25%, 1/17/34	21,000	25,470
6.88%, 11/21/36	193,000	221,386
6.88%, 11/10/39	104,000	119,014
6.40%, 6/28/54	118,000	123,799
Vale SA 5.63%, 9/11/42	158,000	161,541
Yara International ASA
3.80%, 6/6/26(e)	20,000	19,968
4.75%, 6/1/28(e)	41,000	41,527
3.15%, 6/4/30(e)	31,000	29,487
7.38%, 11/14/32(d)	170,000	194,664
Total Brazil		4,564,919
Canada – 1.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(e)	20,000	19,760
3.50%, 2/15/29(e)	100,000	96,824
6.13%, 6/15/29(e)	61,000	62,764
Air Canada 3.88%, 8/15/26(e)	105,000	104,689
Air Canada Pass-Through Trust 10.50%, 7/15/26, Series 2020-1, Class C(e)	200,000	204,526
Algonquin Power & Utilities Corp. 4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	30,757

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30(e)	$30,000	$28,721
5.27%, 2/12/34(e)	73,000	75,753
4.50%, 7/26/47(e)	20,000	17,311
3.80%, 1/25/50(e)	30,000	22,854
3.63%, 5/13/51(e)	151,000	111,557
5.62%, 2/12/54(e)	25,000	25,061
AltaGas Ltd. 7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(a)(e)	36,000	37,741
Bank of Montreal
1.25%, 9/15/26	95,000	93,722
5.27%, 12/11/26	84,000	84,901
2.65%, 3/8/27	101,000	99,935
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)(b)	508,000	503,997
Bank of Nova Scotia
2.15%, 8/1/31	224,000	202,423
2.45%, 2/2/32	362,000	327,875
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	87,484
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	321,000	344,483
Bausch Health Cos., Inc.
4.88%, 6/1/28(e)	203,000	188,753
5.00%, 2/15/29(e)	29,000	22,149
6.25%, 2/15/29(e)	187,000	149,117
5.25%, 2/15/31(e)	100,000	65,923
Bell Canada
5.10%, 5/11/33(b)	90,000	92,606
5.20%, 2/15/34(b)	46,000	47,410
4.46%, 4/1/48	340,000	288,607
Bell Telephone Co. of Canada or Bell Canada 7.00%, 9/15/55, (7.00% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.363% thereafter)(a)	70,000	74,139
Bombardier, Inc.
6.00%, 2/15/28(e)	32,000	32,018
7.50%, 2/1/29(e)	43,000	44,837
8.75%, 11/15/30(e)	31,000	33,243
7.25%, 7/1/31(e)	46,000	48,964
7.00%, 6/1/32(b)(e)	31,000	32,706
Brookfield Asset Management Ltd. 6.08%, 9/15/55	68,000	69,063
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/50	94,000	63,775
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	176,132
4.35%, 4/15/30	100,000	100,117
Investments	Principal Amount	Value
3.50%, 3/30/51	$260,000	$178,629
3.63%, 2/15/52	36,000	25,194
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(e)	25,000	25,030
5.00%, 6/15/29(b)(e)	14,000	13,585
4.88%, 2/15/30(b)(e)	20,000	18,826
Canadian Imperial Bank of Commerce
5.62%, 7/17/26	33,000	33,227
5.93%, 10/2/26	62,000	62,742
3.45%, 4/7/27(b)	273,000	272,155
5.00%, 4/28/28	278,000	284,450
5.99%, 10/3/28	51,000	53,522
3.60%, 4/7/32	21,000	20,236
6.09%, 10/3/33	23,000	25,242
Canadian National Railway Co.
2.75%, 3/1/26	37,000	37,000
6.90%, 7/15/28	35,000	37,423
3.85%, 8/5/32(b)	16,000	15,678
5.85%, 11/1/33	6,000	6,552
6.25%, 8/1/34	27,000	30,266
6.20%, 6/1/36	34,000	38,081
6.38%, 11/15/37	16,000	18,189
3.20%, 8/2/46	35,000	25,933
3.65%, 2/3/48	33,000	25,689
4.45%, 1/20/49	35,000	30,616
2.45%, 5/1/50	33,000	20,128
4.40%, 8/5/52	38,000	32,982
6.13%, 11/1/53	66,000	71,954
Canadian Natural Resources Ltd.
3.85%, 6/1/27	54,000	53,954
2.95%, 7/15/30	35,000	33,455
7.20%, 1/15/32	30,000	33,967
6.45%, 6/30/33	25,000	27,598
5.85%, 2/1/35	30,000	32,121
6.50%, 2/15/37	40,000	44,062
6.25%, 3/15/38	100,000	108,049
6.75%, 2/1/39	35,000	39,365
4.95%, 6/1/47	70,000	63,745
Canadian Pacific Railway Co.
4.00%, 6/1/28	80,000	80,233
2.88%, 11/15/29	30,000	28,966
2.05%, 3/5/30	35,000	32,507
7.13%, 10/15/31	25,000	28,561
4.80%, 9/15/35	199,000	202,249
5.95%, 5/15/37	40,000	43,976
3.00%, 12/2/41	35,000	26,830
4.30%, 5/15/43	40,000	35,557
4.80%, 8/1/45	50,000	47,323
4.95%, 8/15/45	40,000	38,203

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
4.70%, 5/1/48	$45,000	$40,911
3.50%, 5/1/50	50,000	37,031
3.10%, 12/2/51	65,000	44,396
4.20%, 11/15/69	40,000	30,763
6.13%, 9/15/15	80,000	83,047
Cenovus Energy, Inc.
5.25%, 6/15/37	21,000	20,984
6.75%, 11/15/39	108,000	120,885
5.40%, 6/15/47(b)	51,000	48,219
3.75%, 2/15/52(b)	68,000	49,375
CI Financial Corp.
7.50%, 5/30/29(e)	64,000	68,460
4.10%, 6/15/51	68,000	47,939
Dye & Durham Ltd. 8.63%, 4/15/29(b)(e)	23,000	19,203
Element Fleet Management Corp.
6.27%, 6/26/26(e)	31,000	31,161
6.32%, 12/4/28(e)	31,000	32,708
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	45,910
2.64%, 6/15/31	37,000	33,937
4.75%, 6/15/46	110,000	95,160
Empower Finance 2020 LP
1.36%, 9/17/27(e)	17,000	16,355
1.78%, 3/17/31(e)	17,000	15,268
3.08%, 9/17/51(e)	29,000	19,406
Enbridge, Inc.
1.60%, 10/4/26	30,000	29,591
5.90%, 11/15/26	21,000	21,263
4.25%, 12/1/26	45,000	45,059
5.25%, 4/5/27	46,000	46,621
3.70%, 7/15/27	45,000	44,888
6.00%, 11/15/28	91,000	95,831
5.30%, 4/5/29	46,000	47,671
3.13%, 11/15/29	10,000	9,670
6.20%, 11/15/30	55,000	59,564
5.70%, 3/8/33	165,000	175,371
2.50%, 8/1/33	79,000	68,972
5.63%, 4/5/34	86,000	90,992
4.50%, 6/10/44	45,000	39,239
5.50%, 12/1/46	70,000	69,399
4.00%, 11/15/49	45,000	35,437
3.40%, 8/1/51	93,000	65,140
6.70%, 11/15/53	134,000	150,711
5.95%, 4/5/54	121,000	124,885
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)(b)	25,000	26,966
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)(b)	89,000	95,051
Investments	Principal Amount	Value
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	$35,000	$35,552
4.63%, 4/29/30(b)	90,000	91,076
3.38%, 3/3/31	45,000	42,950
5.63%, 8/16/32	55,000	57,645
6.00%, 12/7/33	45,000	48,126
6.35%, 3/22/54	145,000	151,193
6.10%, 3/15/55	78,000	78,090
6.50%, 5/20/55	9,000	9,669
Garda World Security Corp. 6.00%, 6/1/29(e)	126,000	123,611
goeasy Ltd.
9.25%, 12/1/28(e)	127,000	126,135
7.63%, 7/1/29(e)	16,000	15,011
7.38%, 10/1/30(e)	18,000	15,990
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(e)	12,000	11,998
4.58%, 5/17/48(e)	21,000	18,562
Great-West Lifeco Finance Delaware LP 4.15%, 6/3/47(e)	29,000	24,235
Hudbay Minerals, Inc.
4.50%, 4/1/26(d)	25,000	25,020
6.13%, 4/1/29(d)	25,000	25,226
Intact Financial Corp. 5.46%, 9/22/32(e)	25,000	26,264
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/30(e)	30,000	31,153
Kinross Gold Corp. 6.25%, 7/15/33	60,000	66,047
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(e)	90,000	62,028
10.75%, 6/30/32(e)	325,000	142,583
Magna International, Inc. 5.50%, 3/21/33	43,000	45,241
Manulife Financial Corp.
2.48%, 5/19/27	37,000	36,429
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,870
3.70%, 3/16/32	15,000	14,486
5.38%, 3/4/46(b)	33,000	32,944
Mattamy Group Corp. 4.63%, 3/1/30(e)	37,000	36,171
Methanex Corp.
5.13%, 10/15/27	29,000	29,130
5.25%, 12/15/29	12,000	12,102
5.65%, 12/1/44	84,000	76,501
Nutrien Ltd.
4.00%, 12/15/26	25,000	25,010
4.90%, 3/27/28(b)	36,000	36,655
4.20%, 4/1/29	15,000	15,068
See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
2.95%, 5/13/30	$36,000	$34,366
4.13%, 3/15/35	40,000	37,696
5.88%, 12/1/36	50,000	53,283
5.63%, 12/1/40	40,000	40,833
6.13%, 1/15/41	35,000	37,495
4.90%, 6/1/43	45,000	41,650
5.25%, 1/15/45	40,000	38,555
5.00%, 4/1/49	80,000	73,345
3.95%, 5/13/50	45,000	35,201
5.80%, 3/27/53	70,000	71,488
Ontario Teachers’ Cadillac Fairview Properties Trust 4.13%, 2/1/29(e)	200,000	200,434
Open Text Corp.
6.90%, 12/1/27(e)	41,000	42,148
3.88%, 2/15/28(e)	37,000	35,313
3.88%, 12/1/29(e)	35,000	31,523
Open Text Holdings, Inc.
4.13%, 2/15/30(e)	38,000	34,270
4.13%, 12/1/31(b)(e)	30,000	26,190
Precision Drilling Corp. 6.88%, 1/15/29(e)	71,000	72,028
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(e)	23,000	23,405
7.75%, 3/15/31(e)	33,000	34,324
Rogers Communications, Inc.
2.90%, 11/15/26	30,000	29,768
3.20%, 3/15/27	80,000	79,412
5.00%, 2/15/29	150,000	153,470
3.80%, 3/15/32	140,000	133,894
5.30%, 2/15/34	90,000	91,970
7.50%, 8/15/38	154,000	180,985
4.50%, 3/15/42	70,000	61,183
5.45%, 10/1/43	60,000	57,613
4.35%, 5/1/49	9,000	7,363
3.70%, 11/15/49	174,000	131,710
4.55%, 3/15/52	180,000	147,528
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(e)	330,000	330,874
Royal Bank of Canada
6.00%, 11/1/27	99,000	102,540
4.90%, 1/12/28	165,000	168,509
5.20%, 8/1/28(b)	221,000	227,747
4.00%, 11/3/28, (3.995% fixed rate until 11/3/27; Secured Overnight Financing Rate + 0.70% thereafter)(a)	38,000	38,058
4.95%, 2/1/29(b)	215,000	221,873
2.30%, 11/3/31(b)	134,000	122,348
3.88%, 5/4/32	21,000	20,651
Investments	Principal Amount	Value
5.00%, 2/1/33	$35,000	$36,336
5.00%, 5/2/33	18,000	18,685
5.15%, 2/1/34(b)	102,000	107,424
Saturn Oil & Gas, Inc. 9.63%, 6/15/29(e)	29,000	29,881
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)(b)	26,000	27,633
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)	18,000	18,761
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27	44,000	44,481
5.03%, 10/1/29	70,000	71,558
5.58%, 10/1/34	113,000	115,182
6.18%, 10/1/54	63,000	61,751
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	40,818
5.95%, 12/1/34	85,000	91,357
6.80%, 5/15/38	54,000	61,119
6.50%, 6/15/38	42,000	46,302
6.85%, 6/1/39	66,000	74,382
4.00%, 11/15/47	133,000	104,220
3.75%, 3/4/51	66,000	48,389
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/29(e)	25,000	24,301
Taseko Mines Ltd. 8.25%, 5/1/30(b)(e)	20,000	21,195
Teine Energy Ltd. 6.88%, 4/15/29(e)	165,000	165,383
TELUS Corp.
3.40%, 5/13/32(b)	30,000	28,053
4.60%, 11/16/48	117,000	102,068
7.00%, 10/15/55, (7.00% fixed rate until 10/15/35; 5-year Constant Maturity Treasury Rate + 2.709% thereafter)(a)	28,000	29,554
Toronto-Dominion Bank 4.46%, 6/8/32(b)	748,000	754,509
TR Finance LLC
5.50%, 8/15/35	36,000	37,503
5.85%, 4/15/40	45,000	45,994
5.65%, 11/23/43	32,000	32,051
TransAlta Corp. 6.50%, 3/15/40	12,000	12,156
TransCanada PipeLines Ltd.
7.63%, 1/15/39	462,000	561,773
4.88%, 5/15/48	184,000	165,698
Total Canada		16,643,517

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Chile – 0.3%
AES Andes SA 6.30%, 3/15/29(d)	$200,000	$208,885
Antofagasta PLC 2.38%, 10/14/30(d)	200,000	182,534
Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	180,551
Cencosud SA 4.38%, 7/17/27(d)	200,000	200,460
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(e)	1,000,000	1,024,669
5.63%, 9/21/35(e)	114,000	119,194
Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/30(b)(d)	223,000	216,861
Empresa Nacional del Petroleo 5.25%, 11/6/29(d)	200,000	204,110
Interchile SA 4.50%, 6/30/56(d)	200,000	171,440
Inversiones CMPC SA 4.38%, 4/4/27(d)	471,000	471,733
Latam Airlines Group SA 7.63%, 1/7/31(d)	67,000	70,238
Sociedad Quimica y Minera de Chile SA 4.25%, 5/7/29(d)	400,000	400,161
Total Chile		3,450,836
China – 0.7%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	412,000	409,440
2.13%, 2/9/31	1,234,000	1,133,354
Amipeace Ltd. 1.75%, 11/9/26(d)	234,000	230,771
Baidu, Inc. 1.72%, 4/9/26	412,000	411,038
BOC Aviation Ltd. 4.50%, 5/23/28(d)	248,000	251,204
CFAMC II Co. Ltd. 4.88%, 11/22/26(d)	218,000	219,042
China Cinda Finance I Ltd. 4.75%, 2/8/28(d)	200,000	202,734
China Construction Bank Corp. 1.46%, 4/22/26(d)	346,000	344,832
China Overseas Finance Cayman VIII Ltd. 2.75%, 3/2/30(d)	200,000	188,040
CICC Hong Kong Finance 2016 MTN Ltd. 5.49%, 3/1/26(d)	200,000	200,000
CITIC Ltd. 3.88%, 2/28/27(d)	400,000	399,955
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(d)	221,000	225,707
CNOOC Finance Ltd. 5.50%, 5/21/33(e)	12,000	12,983
Investments	Principal Amount	Value
CNOOC Petroleum North America ULC
5.88%, 3/10/35	$171,000	$192,701
6.40%, 5/15/37	85,000	101,304
7.50%, 7/30/39	161,000	214,197
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(d)	200,000	199,596
Industrial & Commercial Bank of China Ltd. 4.28%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(a)(d)	556,000	556,819
JD.com, Inc. 3.38%, 1/14/30(b)	200,000	196,415
Joy Treasure Assets Holdings, Inc. 5.50%, 2/1/27(d)	200,000	201,926
Lenovo Group Ltd. 3.42%, 11/2/30(d)	200,000	192,281
Meituan 3.05%, 10/28/30(d)	200,000	188,693
Prosus NV 3.68%, 1/21/30(e)	575,000	557,549
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/31(d)	751,000	706,816
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	274,455
4.25%, 5/2/28(d)	275,000	278,367
Talent Yield International Ltd. 3.13%, 5/6/31(d)	200,000	190,906
Tencent Holdings Ltd. 3.93%, 1/19/38(d)	559,000	527,602
Three Gorges Finance I Cayman Islands Ltd. 3.15%, 6/2/26(d)	213,000	212,648
Xiaomi Best Time International Ltd. 3.38%, 4/29/30(d)	200,000	194,406
Total China		9,215,781
Colombia – 0.1%
Ecopetrol SA
8.63%, 1/19/29	50,000	53,391
6.88%, 4/29/30	82,000	82,685
4.63%, 11/2/31	52,000	46,617
7.75%, 2/1/32	57,000	58,199
8.88%, 1/13/33	95,000	100,885
8.38%, 1/19/36	76,000	78,239
7.38%, 9/18/43(b)	47,000	43,158
5.88%, 5/28/45	109,000	82,070
5.88%, 11/2/51	31,000	22,400
Empresas Publicas de Medellin ESP 4.25%, 7/18/29(d)	200,000	189,711
Grupo Nutresa SA 8.00%, 5/12/30(d)	200,000	216,385
Total Colombia		973,740

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Denmark – 0.0%
Danske Bank AS 1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(e)	$309,000	$305,300
Finland – 0.0%
Amer Sports Co. 6.75%, 2/16/31(e)	29,000	30,281
Nokia OYJ 6.63%, 5/15/39	46,000	49,855
Nordea Bank Abp 1.50%, 9/30/26(e)	235,000	231,870
Total Finland		312,006
France – 0.6%
Airbus SE 3.15%, 4/10/27(e)	239,000	237,647
AXA SA 8.60%, 12/15/30	122,000	143,675
Banque Federative du Credit Mutuel SA 1.60%, 10/4/26(e)	283,000	279,223
BNP Paribas SA
3.50%, 11/16/27(e)	512,000	508,500
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(e)	700,000	648,144
3.13%, 1/20/33, (3.132% fixed rate until 1/20/32; Secured Overnight Financing Rate + 1.561% thereafter)(a)(e)	229,000	211,720
BPCE SA
3.12%, 10/19/32, (3.116% fixed rate until 10/19/31; Secured Overnight Financing Rate + 1.73% thereafter)(a)(e)	282,000	255,987
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(e)	439,000	468,024
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(e)	865,000	858,513
4.82%, 9/25/33, (4.818% fixed rate until 9/25/32; Secured Overnight Financing Rate + 1.36% thereafter)(a)(e)	267,000	269,276
Electricite de France SA
4.88%, 9/21/38(e)	246,000	234,702
6.95%, 1/26/39(e)	126,000	144,159
4.95%, 10/13/45(e)	131,000	119,426
6.38%, 1/13/55(e)	154,000	163,315
4.50%, 12/4/69(d)	1,000,000	738,900
Engie SA 5.25%, 4/10/29(e)	200,000	207,638
Investments	Principal Amount	Value
Orange SA
9.00%, 3/1/31	$178,000	$214,893
5.38%, 1/13/42	80,000	79,651
5.50%, 2/6/44	187,000	189,547
Societe Generale SA
6.22%, 6/15/33, (6.221% fixed rate until 6/15/32; 1-year Constant Maturity Treasury Rate + 3.20% thereafter)(a)(e)	208,000	220,120
3.65%, 7/8/35, (3.653% fixed rate until 7/8/30; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(b)(e)	300,000	285,206
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	262,000	280,918
TotalEnergies Capital International SA
2.83%, 1/10/30(b)	25,000	24,164
2.99%, 6/29/41	52,000	40,156
3.46%, 7/12/49	365,000	269,218
3.13%, 5/29/50	163,000	111,946
3.39%, 6/29/60	52,000	34,644
TotalEnergies Capital SA
5.15%, 4/5/34	11,000	11,526
5.49%, 4/5/54	164,000	162,390
5.64%, 4/5/64	135,000	133,767
WEA Finance LLC
4.13%, 9/20/28(b)(e)	20,000	19,931
3.50%, 6/15/29(e)	251,000	245,029
4.63%, 9/20/48(e)	20,000	16,839
Total France		7,828,794
Germany – 0.7%
Allianz SE 5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(d)	200,000	203,648
Bayer U.S. Finance II LLC 5.50%, 7/30/35(e)	475,000	488,203
BMW U.S. Capital LLC
1.25%, 8/12/26(e)	21,000	20,753
3.45%, 4/1/27(e)	90,000	89,705
4.90%, 4/2/27(e)	27,000	27,321
3.30%, 4/6/27(e)	21,000	20,896
3.75%, 4/12/28(e)	31,000	30,929
5.05%, 8/11/28(e)	41,000	42,082
4.90%, 4/2/29(e)	33,000	33,836
3.63%, 4/18/29(e)	27,000	26,701
4.15%, 4/9/30(e)	41,000	40,998
2.55%, 4/1/31(e)	21,000	19,361
1.95%, 8/12/31(e)	21,000	18,593

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.70%, 4/1/32(e)	$21,000	$20,213
5.15%, 8/11/33(e)	25,000	25,891
5.15%, 4/2/34(e)	59,000	60,916
Daimler Truck Finance North America LLC 5.13%, 1/19/28(e)	587,000	599,631
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	507,109
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	659,937
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	517,000	492,371
Deutsche Telekom International Finance BV 8.75%, 6/15/30	328,000	384,777
E.ON International Finance BV 6.65%, 4/30/38(e)	41,000	46,642
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,102,972
3.75%, 2/15/28(b)	169,000	170,077
2.88%, 4/3/28(b)	62,000	61,330
0.75%, 9/30/30	41,000	36,248
4.75%, 10/29/30	41,000	43,144
4.38%, 2/28/34	41,000	42,523
4.89%, 4/18/36(c)	41,000	27,381
4.91%, 6/29/37(c)	41,000	25,893
Landwirtschaftliche Rentenbank
4.13%, 5/28/30	31,000	31,725
0.88%, 9/3/30	444,000	395,455
Mercedes-Benz Finance North America LLC 3.75%, 2/22/28(e)	795,000	793,666
Mercer International, Inc.
12.88%, 10/1/28(b)(e)	46,000	32,116
5.13%, 2/1/29	69,000	42,750
RWE Finance U.S. LLC 5.88%, 4/16/34(e)	160,000	169,959
Siemens Financieringsmaatschappij NV 2.15%, 3/11/31(e)	745,000	684,145
Siemens Funding BV 5.20%, 5/28/35(e)	243,000	254,942
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/27(e)	200,000	200,044
Volkswagen Group of America Finance LLC 4.75%, 11/13/28(e)	605,000	612,801
ZF North America Capital, Inc. 6.88%, 4/14/28(e)	158,000	163,529
Total Germany		8,751,213
Investments	Principal Amount	Value
Hong Kong – 0.2%
AIA Group Ltd.
5.63%, 10/25/27(e)	$250,000	$257,074
4.95%, 4/4/33(b)(e)	331,000	346,074
China Life Insurance Overseas Co. Ltd. 5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(d)	200,000	206,316
CLP Power Hong Kong Financing Ltd. 3.38%, 10/26/27(d)	200,000	198,777
FWD Group Holdings Ltd. 5.25%, 9/22/30(e)	200,000	203,076
HKT Capital No. 4 Ltd. 3.00%, 7/14/26(d)	200,000	199,235
Hongkong Electric Finance Ltd. 2.88%, 5/3/26(d)	200,000	199,639
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 5/27/30(d)	200,000	191,623
JMH Co. Ltd. 2.50%, 4/9/31(d)	200,000	185,723
MTR Corp. CI Ltd.
2.50%, 11/2/26, Series DIP(d)	200,000	198,417
5.63%, 9/24/35, (5.625% fixed rate until 12/24/35; 5-year Constant Maturity Treasury Rate + 1.457% thereafter)(a)(d)(f)	254,000	269,088
Prudential Funding Asia PLC
3.13%, 4/14/30	27,000	26,075
3.63%, 3/24/32	9,000	8,720
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/29(d)	200,000	198,488
Total Hong Kong		2,688,325
Hungary – 0.0%
MVM Energetika Zrt 7.50%, 6/9/28(d)	200,000	212,331
India – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(d)	200,000	196,179
Indian Railway Finance Corp. Ltd. 3.84%, 12/13/27(d)	200,000	199,070
JSW Steel Ltd. 3.95%, 4/5/27(d)	200,000	198,410
Network i2i Ltd. 3.98%, 4/1/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(f)	200,000	199,730
Power Finance Corp. Ltd. 3.75%, 12/6/27(d)	200,000	198,510
REC Ltd. 2.25%, 9/1/26(d)	200,000	198,132

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Reliance Industries Ltd. 2.88%, 1/12/32(d)	$371,000	$343,836
State Bank of India 1.80%, 7/13/26(d)	200,000	198,395
Vedanta Resources Finance II PLC 10.88%, 9/17/29(d)	200,000	213,838
Total India		1,946,100
Indonesia – 0.2%
Freeport Indonesia PT 5.32%, 4/14/32(d)	300,000	306,919
Indofood CBP Sukses Makmur Tbk. PT 3.54%, 4/27/32(d)	200,000	186,836
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 5/15/30(d)	200,000	206,614
Pertamina Persero PT 2.30%, 2/9/31(d)	1,141,000	1,026,189
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	229,000	234,133
5.25%, 10/24/42(d)	422,000	391,330
Total Indonesia		2,352,021
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,488,640
3.30%, 1/30/32	215,000	200,899
3.85%, 10/29/41	162,000	134,884
AIB Group PLC 6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(e)	242,000	256,263
Avolon Holdings Funding Ltd.
3.25%, 2/15/27(e)	27,000	26,773
2.53%, 11/18/27(e)	37,000	36,016
2.75%, 2/21/28(e)	31,000	30,177
6.38%, 5/4/28(e)	48,000	50,041
5.75%, 3/1/29(e)	48,000	49,963
5.75%, 11/15/29(e)	34,000	35,519
4.95%, 10/15/32(e)	107,000	107,243
Bank of Ireland Group PLC 2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(e)	209,000	206,643
GGAM Finance Ltd.
8.00%, 2/15/27(e)	100,000	101,278
8.00%, 6/15/28(e)	2,000	2,106
6.88%, 4/15/29(e)	2,000	2,063
SMBC Aviation Capital Finance DAC 5.30%, 4/3/29(e)	211,000	217,762
Smurfit Kappa Treasury ULC 5.44%, 4/3/34	295,000	307,625
Total Ireland		3,253,895
Investments	Principal Amount	Value
Israel – 0.1%
Energean Israel Finance Ltd.
5.38%, 3/30/28(b)(d)	$65,626	$64,922
5.88%, 3/30/31(b)(d)	62,110	59,903
8.50%, 9/30/33(d)	100,593	106,445
ICL Group Ltd. 6.38%, 5/31/38(d)	28,000	29,291
Israel Electric Corp. Ltd. 4.25%, 8/14/28(d)	412,000	409,481
Leviathan Bond Ltd.
6.50%, 6/30/27(d)	25,000	25,112
6.75%, 6/30/30(d)	58,251	60,127
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	179,000	189,917
Total Israel		945,198
Italy – 0.1%
Enel Finance International NV 5.00%, 6/15/32(e)	815,000	839,196
Eni SpA 5.70%, 10/1/40(e)	120,000	123,031
Eni USA, Inc. 7.30%, 11/15/27	159,000	167,859
Fibercop SpA 6.00%, 9/30/34, Series 2034(e)	411,000	404,272
Telecom Italia Capital SA
6.38%, 11/15/33	20,000	21,243
6.00%, 9/30/34(b)	27,000	28,115
7.20%, 7/18/36	20,000	22,141
7.72%, 6/4/38	15,000	17,171
Total Italy		1,623,028
Japan – 0.7%
Dai-ichi Life Insurance Co. Ltd. 4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(e)(f)	200,000	199,874
Honda Motor Co. Ltd.
2.97%, 3/10/32	15,000	13,912
5.34%, 7/8/35(b)	176,000	182,235
JT International Financial Services BV 3.88%, 9/28/28(d)	200,000	199,523
Meiji Yasuda Life Insurance Co. 5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(e)	200,000	202,956
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	83,000	82,912
3.29%, 7/25/27(b)	75,000	74,548
3.96%, 3/2/28	80,000	80,241
4.05%, 9/11/28	55,000	55,290
3.74%, 3/7/29	114,000	113,588
4.29%, 7/26/38	20,000	19,209
4.15%, 3/7/39	147,000	138,445
See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Mizuho Financial Group, Inc.
2.84%, 9/13/26	$670,000	$666,560
2.56%, 9/13/31	457,000	415,241
5.42%, 5/13/36, (5.422% fixed rate until 5/13/35; 1-year Constant Maturity Treasury Rate + 0.98% thereafter)(a)	272,000	284,777
MUFG Bank Ltd. 4.70%, 3/10/44(e)	506,000	477,937
Nippon Life Insurance Co. 3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(e)	483,000	460,733
Nissan Motor Co. Ltd. 4.81%, 9/17/30(e)	284,000	270,334
Nomura Holdings, Inc.
2.17%, 7/14/28	310,000	296,742
3.10%, 1/16/30	428,000	410,645
2.68%, 7/16/30	200,000	187,119
NTT Finance Corp. 5.14%, 7/2/31(b)(e)	420,000	436,269
ORIX Corp. 2.25%, 3/9/31	44,000	40,147
Rakuten Group, Inc. 5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(b)(e)(f)	421,000	420,757
Sumitomo Life Insurance Co. 4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(e)	213,000	212,271
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,465,000	1,456,696
3.04%, 7/16/29	819,000	793,430
2.93%, 9/17/41	186,000	140,706
Sumitomo Mitsui Trust Bank Ltd. 4.95%, 9/15/27(e)	200,000	203,424
Takeda Pharmaceutical Co. Ltd. 3.38%, 7/9/60(b)	349,000	230,203
Toyota Motor Corp. 5.05%, 6/30/35(b)	159,000	165,553
Total Japan		8,932,277
Kazakhstan – 0.0%
KazMunayGas National Co. JSC 3.50%, 4/14/33(d)	375,000	344,885
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(d)	100,000	99,794
Total Kazakhstan		444,679
Kuwait – 0.0%
KFH Tier 1 Sukuk Ltd. 3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(d)(f)	200,000	198,587
Investments	Principal Amount	Value
NBK Tier 1 Ltd. 3.63%, 8/24/26, (3.625% fixed rate until 2/24/27; 6-Year Constant Maturity Treasury Rate + 2.875% thereafter)(a)(d)(f)	$250,000	$248,073
Total Kuwait		446,660
Luxembourg – 0.0%
Altice Financing SA 5.00%, 1/15/28(e)	200,000	141,218
ArcelorMittal SA
6.55%, 11/29/27	75,000	77,959
4.25%, 7/16/29	24,000	24,141
6.80%, 11/29/32(b)	64,000	72,651
6.00%, 6/17/34(b)	35,000	37,957
7.00%, 10/15/39	62,000	71,736
6.75%, 3/1/41	72,000	80,380
6.35%, 6/17/54(b)	45,000	48,300
Total Luxembourg		554,342
Macau – 0.1%
Sands China Ltd. 5.40%, 8/8/28	450,000	459,648
Wynn Macau Ltd. 5.50%, 10/1/27(e)	200,000	199,924
Total Macau		659,572
Malaysia – 0.1%
Axiata SPV2 Bhd. 2.16%, 8/19/30(d)	200,000	184,022
Khazanah Global Sukuk Bhd. 4.69%, 6/1/28(d)	200,000	203,341
Petronas Capital Ltd. 2.48%, 1/28/32(d)	1,002,000	916,003
Petronas Energy Canada Ltd. 2.11%, 3/23/28(d)	314,000	303,149
Total Malaysia		1,606,515
Mexico – 0.5%
America Movil SAB de CV 4.70%, 7/21/32	700,000	711,044
Bimbo Bakeries USA, Inc. 5.38%, 1/9/36(d)	200,000	207,283
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/28(d)	170,000	177,462
Cemex SAB de CV 5.45%, 11/19/29(d)	213,000	216,289
Coca-Cola Femsa SAB de CV 1.85%, 9/1/32	150,000	129,078
Comision Federal de Electricidad 3.88%, 7/26/33(d)	259,000	231,700
El Puerto de Liverpool SAB de CV 3.88%, 10/6/26(d)	300,000	300,000
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/43	169,000	153,075
Grupo Televisa SAB 6.63%, 1/15/40	570,000	506,530

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Industrias Penoles SAB de CV 4.75%, 8/6/50(b)(d)	$262,000	$223,980
Infraestructura Energetica Nova SAPI de CV 3.75%, 1/14/28(e)	200,000	197,586
Mexico City Airport Trust
4.25%, 10/31/26(d)	218,000	217,933
3.88%, 4/30/28(d)	400,000	395,470
Minera Mexico SA de CV 5.63%, 2/12/32(d)	200,000	208,874
Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(d)	280,000	233,342
Petroleos Mexicanos
6.50%, 1/23/29	50,000	51,145
8.75%, 6/2/29	79,000	85,034
6.84%, 1/23/30	97,000	99,617
5.95%, 1/28/31	156,000	153,013
6.70%, 2/16/32	100,000	100,399
6.63%, 6/15/35(b)	151,000	144,685
6.50%, 6/2/41	64,000	57,193
5.50%, 6/27/44	41,000	32,100
6.38%, 1/23/45	50,000	41,524
5.63%, 1/23/46	36,000	27,976
6.75%, 9/21/47	233,000	193,724
6.35%, 2/12/48	65,000	52,177
7.69%, 1/23/50	335,000	305,049
6.95%, 1/28/60	175,000	144,095
Southern Copper Corp.
6.75%, 4/16/40	127,000	145,757
5.25%, 11/8/42	124,000	121,638
5.88%, 4/23/45(b)	194,000	203,268
Trust 4.87%, 1/15/30(d)	200,000	198,056
Trust Fibra Uno 7.38%, 2/13/34(d)	200,000	219,288
Total Mexico		6,485,384
Morocco – 0.0%
OCP SA
3.75%, 6/23/31(d)	400,000	377,762
6.88%, 4/25/44(d)	200,000	211,394
Total Morocco		589,156
Netherlands – 0.2%
ABN AMRO Bank NV 1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(e)	200,000	198,513
AEGON Funding Co. LLC 5.50%, 4/16/27(e)	200,000	202,751
Ahold Finance USA LLC 6.88%, 5/1/29	36,000	39,076
Investments	Principal Amount	Value
Cooperatieve Rabobank UA 5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(e)	$818,000	$849,109
Heineken NV
4.00%, 10/1/42(e)	20,000	17,290
4.35%, 3/29/47(e)	27,000	23,317
ING Groep NV
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	278,920
4.25%, 3/28/33, (4.252% fixed rate until 3/28/32; Secured Overnight Financing Rate + 2.07% thereafter)(a)	242,000	239,730
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	44,000	46,654
Koninklijke Philips NV 6.88%, 3/11/38	112,000	127,936
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	813,000	818,100
5.00%, 1/15/33(b)	200,000	204,425
Total Netherlands		3,045,821
New Zealand – 0.1%
ASB Bank Ltd. 5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(e)	229,000	231,973
Bank of New Zealand 2.29%, 1/27/27(e)	257,000	253,549
Westpac New Zealand Ltd. 5.13%, 2/26/27(b)(e)	209,000	211,592
Total New Zealand		697,114
Nigeria – 0.0%
IHS Holding Ltd. 5.63%, 11/29/26(d)	200,000	199,924
Norway – 0.2%
Aker BP ASA 3.75%, 1/15/30(e)	189,000	184,326
Equinor ASA
3.63%, 9/10/28(b)	1,021,000	1,021,245
3.13%, 4/6/30	1,066,000	1,034,331
2.38%, 5/22/30	55,000	51,691
3.63%, 4/6/40	10,000	8,640
5.10%, 8/17/40	15,000	15,084
4.25%, 11/23/41	30,000	27,021
3.95%, 5/15/43	50,000	42,614
4.80%, 11/8/43(b)	15,000	14,258
3.25%, 11/18/49	66,000	47,249
3.70%, 4/6/50	68,000	52,619
Var Energi ASA 5.00%, 5/18/27(e)	200,000	202,043
Total Norway		2,701,121

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(d)	$223,000	$191,829
Peru – 0.0%
Banco de Credito del Peru S.A. 5.80%, 3/10/35, (5.80% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.24% thereafter)(a)(d)	50,000	51,065
Banco de Credito del Peru SA
5.85%, 1/11/29(d)	20,000	20,868
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(d)	20,000	19,803
Petroleos del Peru SA 4.75%, 6/19/32(d)	200,000	147,232
Volcan Cia Minera SAA 8.50%, 10/28/32(d)	29,000	30,342
Total Peru		269,310
Puerto Rico – 0.0%
LCPR Senior Secured Financing DAC 5.13%, 7/15/29(b)(e)	314,000	214,286
Qatar – 0.1%
QatarEnergy
3.13%, 7/12/41(d)	202,000	159,211
3.30%, 7/12/51(d)	200,000	143,157
QIB Sukuk Ltd. 5.58%, 11/22/28(d)	400,000	414,914
Total Qatar		717,282
Saudi Arabia – 0.4%
Al Rajhi Sukuk Ltd. 4.75%, 4/5/28(d)	426,000	429,993
BSF Finance 5.50%, 11/23/27(d)	400,000	408,356
EIG Pearl Holdings SARL 3.55%, 8/31/36(d)	196,690	182,603
Gaci First Investment Co. 5.25%, 1/29/34(d)	322,000	332,015
Greensaif Pipelines Bidco SARL 6.13%, 2/23/38(d)	200,000	212,819
SA Global Sukuk Ltd. 4.75%, 10/2/34(d)	202,000	201,347
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	586,000	535,247
4.25%, 4/16/39(d)	476,000	436,686
4.38%, 4/16/49(d)	259,000	216,757
Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(d)	204,000	197,757
Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(d)	200,000	202,918
Saudi Electricity Sukuk Programme Co. 5.68%, 4/11/53(d)	209,000	210,163
Investments	Principal Amount	Value
SNB Sukuk Ltd. 5.13%, 2/27/29(d)	$200,000	$205,346
Suci Second Investment Co. 6.25%, 10/25/33(b)(d)	733,000	804,495
TMS Issuer SARL 5.78%, 8/23/32(d)	254,000	264,914
Total Saudi Arabia		4,841,416
Singapore – 0.1%
DBS Group Holdings Ltd. 4.40%, 3/21/28(e)	200,000	203,021
Oversea-Chinese Banking Corp. Ltd. 4.60%, 6/15/32, (4.602% fixed rate until 6/15/27; 5-year Constant Maturity Treasury Rate + 1.575% thereafter)(a)(d)	200,000	201,080
Singapore Telecommunications Ltd. 7.38%, 12/1/31(e)	20,000	23,478
Temasek Financial I Ltd. 2.38%, 8/2/41(e)	274,000	210,083
United Overseas Bank Ltd. 1.25%, 4/14/26(e)	200,000	199,397
Total Singapore		837,059
South Africa – 0.1%
Anglo American Capital PLC 5.50%, 5/2/33(d)	327,000	342,804
Eskom Holdings 4.31%, 7/23/27(d)	200,000	198,624
Sasol Financing USA LLC 4.38%, 9/18/26	378,000	375,703
Total South Africa		917,131
South Korea – 0.2%
Hyundai Capital Services, Inc. 5.13%, 2/5/27(d)	200,000	202,071
KEB Hana Bank 1.25%, 12/16/26(d)	200,000	196,023
Kookmin Bank 2.38%, 2/15/27(d)	200,000	197,412
LG Chem Ltd. 1.38%, 7/7/26(d)	200,000	198,061
LG Energy Solution Ltd. 5.38%, 7/2/29(d)	300,000	310,416
POSCO 5.75%, 1/17/28(d)	200,000	206,075
Shinhan Bank Co. Ltd. 3.75%, 9/20/27(d)	308,000	306,508
SK hynix, Inc. 6.38%, 1/17/28(e)	350,000	365,529
Woori Bank 2.00%, 1/20/27(d)	400,000	393,932
Total South Korea		2,376,027

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA 5.38%, 3/13/29	$400,000	$416,123
Banco Santander SA
3.80%, 2/23/28	200,000	199,296
2.75%, 12/3/30	1,200,000	1,104,518
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(a)	200,000	184,501
CaixaBank SA 5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(e)	237,000	247,096
Iberdrola International BV 6.75%, 7/15/36	46,000	53,468
Telefonica Emisiones SA 4.90%, 3/6/48	683,000	587,846
Total Spain		2,792,848
Sweden – 0.0%
Swedbank AB 1.54%, 11/16/26(e)	200,000	196,909
Switzerland – 0.2%
ABB Finance USA, Inc. 3.80%, 4/3/28	10,000	10,016
Consolidated Energy Finance SA 6.50%, 5/15/26(e)	150,000	150,000
Swiss Re Treasury U.S. Corp. 4.25%, 12/6/42(e)	104,000	91,406
Tyco Electronics Group SA
3.13%, 8/15/27	46,000	45,669
2.50%, 2/4/32	77,000	70,124
7.13%, 10/1/37	28,000	33,480
UBS AG 4.50%, 6/26/48	429,000	378,332
UBS Americas, Inc. 7.13%, 7/15/32	1,048,000	1,208,490
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(b)(e)	20,000	20,637
6.38%, 2/1/30(e)	41,000	38,194
Total Switzerland		2,046,348
Taiwan – 0.1%
Foxconn Far East Ltd. 3.00%, 9/23/26(d)	200,000	198,791
TSMC Arizona Corp. 4.25%, 4/22/32	250,000	253,606
TSMC Global Ltd. 1.75%, 4/23/28(d)	200,000	191,658
Total Taiwan		644,055
Investments	Principal Amount	Value
Thailand – 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(d)	$240,000	$246,933
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	235,000	225,791
GC Treasury Center Co. Ltd. 2.98%, 3/18/31(d)	200,000	183,028
PTTEP Treasury Center Co. Ltd. 2.99%, 1/15/30(d)	200,000	192,189
Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(d)	213,000	196,579
Total Thailand		1,044,520
Turkey – 0.1%
TC Ziraat Bankasi AS 9.50%, 8/1/26(d)	200,000	204,648
Turkiye Garanti Bankasi AS 8.38%, 2/28/34, (8.375% fixed rate until 2/28/29; 5-year Constant Maturity Treasury Rate + 4.09% thereafter)(a)(d)	200,000	210,026
Turkiye Vakiflar Bankasi TAO 5.50%, 10/1/26(d)	200,000	201,512
Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(d)	200,000	219,732
Total Turkey		835,918
United Arab Emirates – 0.3%
Abu Dhabi Commercial Bank PJSC 3.50%, 3/31/27(d)	416,000	413,729
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/29(d)	215,000	211,508
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/34(d)	200,000	211,772
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(d)	249,000	252,332
6.50%, 10/27/36(e)	100,000	114,557
Adnoc Murban Rsc Ltd. 4.50%, 9/11/34(d)	200,000	198,257
Aldar Sukuk No. 2 Ltd. 3.88%, 10/22/29(d)	200,000	196,534
DIB Tier 1 Sukuk 5 Ltd. 3.38%, 10/19/26, (3.375% fixed rate until 4/19/27; 6-Year Constant Maturity Treasury Rate + 2.246% thereafter)(a)(d)(f)	200,000	197,422
DP World Crescent Ltd.
4.85%, 9/26/28(d)	200,000	201,872
5.50%, 5/8/35(d)	250,000	259,455
DP World Ltd. 6.85%, 7/2/37(d)	200,000	224,656
Emaar Sukuk Ltd. 3.64%, 9/15/26(d)	200,000	199,730

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Emirates NBD Bank PJSC 5.63%, 10/21/27(d)	$200,000	$205,292
Fab Sukuk Co. Ltd. 4.58%, 1/17/28(d)	280,000	283,038
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(e)	300,652	274,489
MAF Sukuk Ltd. 4.64%, 5/14/29(d)	200,000	201,439
MDGH GMTN RSC Ltd. 5.50%, 4/28/33(d)	792,000	840,268
Total United Arab Emirates		4,486,350
United Kingdom – 1.4%
Astrazeneca Finance LLC
4.90%, 3/3/30	15,000	15,546
4.90%, 2/26/31	20,000	20,802
2.25%, 5/28/31	15,000	13,752
4.88%, 3/3/33	10,000	10,405
5.00%, 2/26/34	30,000	31,233
AstraZeneca PLC
3.13%, 6/12/27	55,000	54,685
4.00%, 1/17/29	73,000	73,505
1.38%, 8/6/30	25,000	22,433
6.45%, 9/15/37	253,000	290,190
4.00%, 9/18/42	45,000	39,316
4.38%, 11/16/45	45,000	40,268
4.38%, 8/17/48	33,000	29,257
2.13%, 8/6/50(b)	69,000	39,473
3.00%, 5/28/51	35,000	24,080
Avianca Midco 2 PLC 9.00%, 12/1/28(e)	17,000	17,285
Barclays PLC
5.37%, 2/25/31, (5.367% fixed rate until 2/25/30; Secured Overnight Financing Rate + 1.23% thereafter)(a)	781,000	810,841
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	305,629
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,617,465
5.34%, 9/10/35, (5.335% fixed rate until 9/10/34; Secured Overnight Financing Rate + 1.91% thereafter)(a)	212,000	216,857
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	251,550
BAT Capital Corp.
3.56%, 8/15/27	149,000	148,250
4.91%, 4/2/30	176,000	180,844
6.34%, 8/2/30(b)	460,000	500,200
4.39%, 8/15/37	200,000	187,158
3.98%, 9/25/50	123,000	92,706
7.08%, 8/2/53	13,000	14,906
Investments	Principal Amount	Value
British Telecommunications PLC 9.63%, 12/15/30	$270,000	$330,360
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(b)(e)	750,000	694,469
Diageo Capital PLC
3.88%, 5/18/28	412,000	412,932
5.88%, 9/30/36	29,000	31,709
Diageo Investment Corp. 4.25%, 5/11/42(b)	24,000	21,323
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	55,000	54,268
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,144,921
6.50%, 9/15/37	1,182,000	1,314,732
5.25%, 3/14/44(b)	554,000	544,899
Imperial Brands Finance PLC 3.88%, 7/26/29(e)	200,000	198,151
Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(b)(e)	200,000	200,408
Lloyds Banking Group PLC
4.38%, 3/22/28	688,000	693,726
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	832,967
4.34%, 1/9/48	206,000	174,688
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(e)	20,000	21,103
6.50%, 3/26/31(e)	20,000	21,573
Mead Johnson Nutrition Co. 4.60%, 6/1/44	22,000	20,061
Nationwide Building Society 4.00%, 9/14/26(e)	515,000	514,147
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	499,817
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	317,756
NatWest Markets PLC 1.60%, 9/29/26(e)	229,000	226,032
nVent Finance SARL
2.75%, 11/15/31	66,000	59,996
5.65%, 5/15/33	36,000	37,994
RELX Capital, Inc.
4.00%, 3/18/29	59,000	58,958
3.00%, 5/22/30	54,000	51,585
4.75%, 5/20/32	36,000	36,702
Reynolds American, Inc.
6.15%, 9/15/43	327,000	340,979
5.85%, 8/15/45	338,000	338,680
See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	$432,000	$426,218
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(a)	255,000	236,893
Smith & Nephew PLC
5.15%, 3/20/27	7,000	7,081
2.03%, 10/14/30	71,000	64,460
5.40%, 3/20/34	46,000	47,957
Standard Chartered PLC
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	400,000	415,437
6.30%, 7/6/34, (6.296% fixed rate until 7/6/33; 1-year Constant Maturity Treasury Rate + 2.58% thereafter)(a)(e)	203,000	221,135
5.70%, 3/26/44(b)(e)	301,000	302,196
Unilever Capital Corp.
1.38%, 9/14/30	251,000	226,667
1.75%, 8/12/31	224,000	199,609
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/32(e)	341,000	341,436
Vodafone Group PLC
6.25%, 11/30/32	136,000	149,684
6.15%, 2/27/37	240,000	264,626
5.00%, 5/30/38(b)	33,000	33,140
5.63%, 2/10/53	258,000	250,912
5.75%, 2/10/63	300,000	291,203
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	700,000	662,252
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	21,051
Total United Kingdom		18,405,529
United States – 30.8%
3M Co.
2.88%, 10/15/27	6,000	5,920
3.05%, 4/15/30	240,000	231,218
3.13%, 9/19/46	11,000	7,800
4.00%, 9/14/48	213,000	171,525
3.25%, 8/26/49	91,000	63,795
7-Eleven, Inc.
1.30%, 2/10/28(e)	46,000	43,731
1.80%, 2/10/31(e)	70,000	62,218
2.50%, 2/10/41(e)	31,000	21,937
2.80%, 2/10/51(e)	96,000	59,146
Abbott Laboratories
3.75%, 11/30/26	35,000	35,006
1.15%, 1/30/28	15,000	14,339
Investments	Principal Amount	Value
1.40%, 6/30/30	$13,000	$11,736
4.75%, 11/30/36	24,000	24,212
6.15%, 11/30/37	10,000	11,266
6.00%, 4/1/39	10,000	11,120
5.30%, 5/27/40	15,000	15,633
4.75%, 4/15/43	15,000	14,304
4.90%, 11/30/46	67,000	63,529
AbbVie, Inc.
3.20%, 11/21/29	181,000	176,821
4.50%, 5/14/35	742,000	735,551
4.05%, 11/21/39	412,000	373,122
4.85%, 6/15/44	45,000	42,398
4.75%, 3/15/45	54,000	50,192
4.70%, 5/14/45	142,000	130,365
4.45%, 5/14/46	131,000	116,141
4.88%, 11/14/48	125,000	115,565
4.25%, 11/21/49	412,000	346,973
5.40%, 3/15/54	133,000	130,734
5.50%, 3/15/64	211,000	207,892
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(e)	18,000	17,986
5.00%, 4/15/29(b)(e)	19,000	18,636
Accendra Health, Inc.
4.50%, 3/31/29(b)(e)	370,000	235,392
6.63%, 4/1/30(b)(e)	122,000	59,318
ACCO Brands Corp. 4.25%, 3/15/29(b)(e)	93,000	85,560
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(e)	38,000	38,090
4.25%, 2/15/29(e)	29,000	27,627
8.50%, 6/15/29(e)	20,000	19,998
6.00%, 8/1/29(e)	20,000	18,682
7.50%, 11/6/30(e)	44,000	44,801
AdaptHealth LLC 6.13%, 8/1/28(e)	73,000	73,307
Adient Global Holdings Ltd. 7.00%, 4/15/28(e)	45,000	45,974
Adobe, Inc.
2.15%, 2/1/27	55,000	54,212
4.85%, 4/4/27(b)	32,000	32,376
4.80%, 4/4/29	48,000	49,286
2.30%, 2/1/30	26,000	24,384
4.95%, 4/4/34	15,000	15,335
ADT Security Corp. 4.88%, 7/15/32(e)	58,000	56,342
Advance Auto Parts, Inc.
1.75%, 10/1/27	14,000	13,391
5.95%, 3/9/28(b)	12,000	12,350
3.90%, 4/15/30	20,000	18,700
3.50%, 3/15/32(b)	14,000	12,411

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(e)	$20,000	$20,374
Advanced Micro Devices, Inc. 4.39%, 6/1/52	38,000	32,571
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)(e)	132,000	108,296
Adventist Health System
5.43%, 3/1/32	319,000	332,446
5.76%, 12/1/34	39,000	41,212
3.63%, 3/1/49	68,000	48,180
Advocate Health & Hospitals Corp.
2.21%, 6/15/30, Series 2020	6,000	5,594
4.27%, 8/15/48	53,000	45,858
3.39%, 10/15/49	55,000	41,075
3.01%, 6/15/50, Series 2020	38,000	26,203
AEP Texas, Inc. 3.80%, 10/1/47	147,000	110,301
AEP Transmission Co. LLC
3.15%, 9/15/49	28,000	19,251
2.75%, 8/15/51, Series N	562,000	349,463
4.50%, 6/15/52, Series O	24,000	20,621
AES Corp.
2.45%, 1/15/31(b)	240,000	222,548
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	90,000	90,757
Aetna, Inc.
6.63%, 6/15/36	79,000	88,046
4.75%, 3/15/44	91,000	80,206
Affiliated Managers Group, Inc.
3.30%, 6/15/30	24,000	23,084
5.50%, 8/20/34	86,000	88,371
Aflac, Inc.
1.13%, 3/15/26	28,000	27,975
2.88%, 10/15/26	21,000	20,865
3.60%, 4/1/30	27,000	26,612
4.00%, 10/15/46	26,000	21,128
4.75%, 1/15/49	34,000	30,259
AGCO Corp.
5.45%, 3/21/27	24,000	24,287
5.80%, 3/21/34	50,000	52,872
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,921
2.75%, 9/15/29	36,000	34,536
2.10%, 6/4/30	36,000	33,204
Agree LP
2.00%, 6/15/28	21,000	20,145
2.90%, 10/1/30	45,000	42,578
4.80%, 10/1/32	22,000	22,384
2.60%, 6/15/33	22,000	19,211
5.63%, 6/15/34	40,000	42,272
Investments	Principal Amount	Value
AHS Hospital Corp. 2.78%, 7/1/51, Series 2021	$9,000	$5,850
AIG SunAmerica Global Financing X 6.90%, 3/15/32(e)	30,000	33,678
Air Lease Corp. 3.75%, 6/1/26	45,000	44,962
1.88%, 8/15/26	75,000	74,253
3.63%, 12/1/27	30,000	29,805
5.30%, 2/1/28	40,000	40,851
2.10%, 9/1/28	30,000	28,493
4.63%, 10/1/28	30,000	30,255
5.10%, 3/1/29	30,000	30,682
3.25%, 10/1/29	45,000	43,425
3.00%, 2/1/30	47,000	44,529
3.13%, 12/1/30	55,000	51,698
5.20%, 7/15/31	23,000	23,604
2.88%, 1/15/32	55,000	49,971
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	12,055
2.70%, 5/15/40	209,000	160,242
Aircastle Ltd.
4.25%, 6/15/26	20,000	19,997
2.85%, 1/26/28(e)	31,000	30,270
6.50%, 7/18/28(e)	27,000	28,368
5.95%, 2/15/29(e)	27,000	28,261
Alabama Power Co.
6.13%, 5/15/38	63,000	70,258
4.30%, 1/2/46	155,000	133,052
3.13%, 7/15/51	39,000	26,414
3.00%, 3/15/52	275,000	181,319
Albemarle Corp.
5.05%, 6/1/32(b)	177,000	180,519
5.45%, 12/1/44	98,000	92,343
5.65%, 6/1/52	41,000	37,629
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 3/31/34(e)	112,000	111,525
Alexandria Real Estate Equities, Inc.
4.70%, 7/1/30	32,000	32,477
4.90%, 12/15/30	50,000	51,066
2.00%, 5/18/32	462,000	396,987
1.88%, 2/1/33	82,000	68,226
4.85%, 4/15/49	10,000	8,757
Alleghany Corp.
3.63%, 5/15/30	10,000	9,883
4.90%, 9/15/44	56,000	52,470
3.25%, 8/15/51	16,000	11,109
Allegion PLC 3.50%, 10/1/29	42,000	41,134
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,840
5.60%, 5/29/34	28,000	29,601

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Alliant Energy Finance LLC
4.25%, 6/15/28(e)	$12,000	$11,990
5.95%, 3/30/29(e)	61,000	64,158
3.60%, 3/1/32(e)	15,000	14,213
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer
4.25%, 10/15/27(e)	82,000	80,929
6.75%, 4/15/28(e)	83,000	83,949
5.88%, 11/1/29(e)	51,000	49,897
Allied Universal Holdco LLC/ Allied Universal Finance Corp. 6.88%, 6/15/30(e)	50,000	52,092
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/28(e)	200,000	198,296
Allina Health System
3.89%, 4/15/49, Series 2019	80,000	62,906
2.90%, 11/15/51, Series 2021(b)	36,000	23,704
Allison Transmission, Inc.
4.75%, 10/1/27(e)	40,000	40,020
5.88%, 6/1/29(e)	20,000	20,237
3.75%, 1/30/31(e)	41,000	38,985
Allstate Corp.
3.28%, 12/15/26	34,000	33,866
1.45%, 12/15/30	45,000	39,760
5.25%, 3/30/33	55,000	57,484
5.35%, 6/1/33	25,000	26,292
5.55%, 5/9/35(b)	50,000	53,178
5.95%, 4/1/36	35,000	37,971
4.50%, 6/15/43	45,000	39,810
4.20%, 12/15/46	65,000	53,858
3.85%, 8/10/49	45,000	34,678
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(a)	61,000	64,192
Ally Financial, Inc.
4.75%, 6/9/27	148,000	149,177
7.10%, 11/15/27	107,000	112,090
2.20%, 11/2/28(b)	45,000	42,860
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	52,668
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	72,000	76,200
8.00%, 11/1/31	143,000	162,279
8.00%, 11/1/31	128,000	145,577
6.70%, 2/14/33	20,000	20,856
Alpha Generation LLC 6.75%, 10/15/32(e)	40,000	41,628
Investments	Principal Amount	Value
Alphabet, Inc.
2.00%, 8/15/26	$25,000	$24,799
0.80%, 8/15/27	20,000	19,248
1.90%, 8/15/40	26,000	17,963
2.05%, 8/15/50	50,000	27,604
2.25%, 8/15/60(b)	489,000	257,370
Alta Equipment Group, Inc. 9.00%, 6/1/29(b)(e)	330,000	313,518
Altria Group, Inc.
4.80%, 2/14/29	441,000	450,728
5.80%, 2/14/39	368,000	383,199
5.38%, 1/31/44	555,000	537,385
4.00%, 2/4/61(b)	416,000	305,955
Amazon.com, Inc.
3.15%, 8/22/27	290,000	288,420
1.65%, 5/12/28	61,000	58,496
1.50%, 6/3/30	54,000	48,990
4.95%, 12/5/44	380,000	369,145
4.25%, 8/22/57	69,000	55,691
2.70%, 6/3/60	288,000	163,089
AMC Entertainment Holdings, Inc. 7.50%, 2/15/29(e)	83,000	60,240
AMC Networks, Inc.
4.25%, 2/15/29	2,000	1,771
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,984
4.50%, 5/15/28	31,000	31,309
5.63%, 5/26/33	36,000	38,210
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	36,000	33,870
2.69%, 5/25/31(b)	57,000	52,705
5.50%, 3/17/35	119,000	125,270
Ameren Corp.
5.70%, 12/1/26	65,000	65,746
1.95%, 3/15/27	30,000	29,408
1.75%, 3/15/28	30,000	28,715
5.00%, 1/15/29	35,000	35,993
3.50%, 1/15/31	55,000	53,324
Ameren Illinois Co.
3.80%, 5/15/28	30,000	30,020
1.55%, 11/15/30	10,000	8,947
3.85%, 9/1/32	10,000	9,753
4.95%, 6/1/33(b)	10,000	10,319
4.15%, 3/15/46	20,000	16,940
3.70%, 12/1/47	81,000	62,801
4.50%, 3/15/49	20,000	17,412
3.25%, 3/15/50	20,000	14,008
2.90%, 6/15/51	38,000	24,722
5.90%, 12/1/52	15,000	15,736
5.55%, 7/1/54	41,000	41,069

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	$8,783	$8,747
3.38%, 5/1/27, Series 2015-1, Class A	13,274	13,120
3.60%, 9/22/27, Series 2015-2, Class AA	8,799	8,719
3.58%, 1/15/28, Series 2016-1, Class AA	9,319	9,203
3.20%, 6/15/28, Series 2016-2, Class AA	42,084	41,231
3.00%, 10/15/28, Series 2016-3, Class AA	9,179	8,923
3.65%, 2/15/29, Series 2017-1, Class AA	9,080	8,973
3.35%, 10/15/29, Series 2017-2, Class AA	61,191	59,613
3.15%, 2/15/32, Series 2019-1, Class AA	22,930	21,799
2.88%, 7/11/34, Series 2021-1, Class A	14,622	13,419
American Airlines, Inc. 7.25%, 2/15/28(e)	30,000	30,586
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/26(e)	5,833	5,842
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	35,000	35,048
7.75%, 10/15/33(e)	93,000	94,574
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(e)	29,000	28,654
3.88%, 11/15/29(e)	25,000	24,167
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	24,690
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,105,000	1,089,435
American Express Co.
1.65%, 11/4/26	80,000	78,873
3.30%, 5/3/27	179,000	178,096
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	90,504
5.85%, 11/5/27	110,000	113,529
4.05%, 5/3/29	170,000	171,401
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	113,327
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	101,388
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	30,000	32,867
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	15,325
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,995
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,692
Investments	Principal Amount	Value
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	$10,000	$10,506
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	48,000	51,293
4.05%, 12/3/42	46,000	40,202
American Express Credit Corp. 3.30%, 5/3/27	224,000	222,828
American Financial Group, Inc.
5.25%, 4/2/30	22,000	23,027
4.50%, 6/15/47	55,000	47,148
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	30,066
4.90%, 2/15/29	25,000	25,465
2.38%, 7/15/31	30,000	27,024
3.63%, 4/15/32	43,000	40,825
5.50%, 2/1/34	45,000	46,436
3.38%, 7/15/51	28,000	18,866
4.30%, 4/15/52	50,000	39,472
American Honda Finance Corp.
4.90%, 3/12/27	131,000	132,459
4.70%, 1/12/28	136,000	138,111
3.50%, 2/15/28	37,000	36,772
2.00%, 3/24/28	55,000	52,985
5.13%, 7/7/28	50,000	51,354
5.65%, 11/15/28	59,000	61,590
2.25%, 1/12/29	40,000	38,193
4.90%, 3/13/29	55,000	56,436
4.60%, 4/17/30	14,000	14,253
5.85%, 10/4/30	10,000	10,691
1.80%, 1/13/31(b)	11,000	9,843
American International Group, Inc.
3.40%, 6/30/30	24,000	23,387
5.13%, 3/27/33	75,000	77,523
3.88%, 1/15/35	81,000	75,963
4.50%, 7/16/44	68,000	60,282
4.75%, 4/1/48	91,000	81,695
4.38%, 6/30/50	121,000	101,227
American National Group, Inc.
5.00%, 6/15/27	29,000	29,160
5.75%, 10/1/29	49,000	50,041
6.14%, 6/13/32(e)	20,000	20,693
American Tower Corp.
1.60%, 4/15/26	45,000	44,885
1.45%, 9/15/26	35,000	34,539
3.13%, 1/15/27	25,000	24,810
3.65%, 3/15/27	59,000	58,813
3.55%, 7/15/27	2,000	1,989

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.60%, 1/15/28	$54,000	$53,627
1.50%, 1/31/28	40,000	38,243
5.25%, 7/15/28	37,000	38,054
5.80%, 11/15/28	31,000	32,389
5.20%, 2/15/29	40,000	41,300
3.95%, 3/15/29	35,000	34,894
3.80%, 8/15/29	120,000	118,922
2.90%, 1/15/30(b)	55,000	52,577
1.88%, 10/15/30	55,000	49,652
2.70%, 4/15/31	93,000	86,402
2.30%, 9/15/31	50,000	45,018
4.05%, 3/15/32	45,000	44,331
5.65%, 3/15/33	55,000	58,463
5.55%, 7/15/33	60,000	63,388
5.90%, 11/15/33	56,000	60,459
5.45%, 2/15/34	45,000	47,130
3.70%, 10/15/49	55,000	41,694
3.10%, 6/15/50(b)	95,000	63,887
2.95%, 1/15/51	184,000	119,019
American Transmission Systems, Inc.
2.65%, 1/15/32(e)	15,000	13,729
5.00%, 9/1/44(e)	16,000	15,166
American University 3.67%, 4/1/49, Series 2019	115,000	90,138
American Water Capital Corp.
3.45%, 6/1/29	40,000	39,496
2.80%, 5/1/30	36,000	34,441
2.30%, 6/1/31	40,000	36,620
4.45%, 6/1/32	55,000	55,541
5.15%, 3/1/34	50,000	52,017
6.59%, 10/15/37	70,000	80,767
4.30%, 12/1/42	49,000	43,969
4.30%, 9/1/45	30,000	25,996
4.00%, 12/1/46	80,000	64,611
3.75%, 9/1/47	68,000	53,037
4.15%, 6/1/49	50,000	40,696
3.45%, 5/1/50	51,000	36,939
3.25%, 6/1/51	180,000	124,900
5.45%, 3/1/54	65,000	64,132
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 5/20/27	138,000	139,260
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,842
5.70%, 12/15/28	39,000	40,821
4.50%, 5/13/32	10,000	10,113
5.15%, 5/15/33	15,000	15,573
AmFam Holdings, Inc. 3.83%, 3/11/51(e)	50,000	35,549
Investments	Principal Amount	Value
Amgen, Inc.
2.30%, 2/25/31	$825,000	$758,298
6.40%, 2/1/39	1,871,000	2,097,859
3.15%, 2/21/40	437,000	351,516
5.60%, 3/2/43	23,000	23,527
4.40%, 5/1/45	119,000	104,104
4.56%, 6/15/48	119,000	104,042
2.77%, 9/1/53	446,000	272,644
5.75%, 3/2/63	67,000	66,448
AMN Healthcare, Inc. 4.00%, 4/15/29(e)	22,000	21,069
Amphenol Corp.
4.75%, 3/30/26	22,000	22,012
5.05%, 4/5/27	27,000	27,352
4.35%, 6/1/29	26,000	26,419
2.80%, 2/15/30	64,000	61,296
5.25%, 4/5/34	77,000	80,711
5.30%, 11/15/55	290,000	280,926
Amrize Finance U.S. LLC
3.50%, 9/22/26	214,000	213,063
4.75%, 9/22/46	105,000	95,626
Amsted Industries, Inc. 4.63%, 5/15/30(e)	16,000	15,861
AmWINS Group, Inc.
4.88%, 6/30/29(e)	59,000	57,331
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,858
3.45%, 6/15/27	29,000	28,914
2.10%, 10/1/31	21,000	18,911
5.05%, 4/1/34	11,000	11,517
5.30%, 12/15/45	29,000	29,015
2.95%, 10/1/51(b)	86,000	56,923
5.30%, 4/1/54	27,000	26,462
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(e)	27,000	27,002
5.38%, 6/15/29(e)	31,000	31,039
6.63%, 2/1/32(e)	89,000	92,486
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(e)	27,000	27,311
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(e)	24,000	23,657
5.25%, 4/15/30(e)	19,000	17,992
Aon Corp.
4.50%, 12/15/28	20,000	20,279
3.75%, 5/2/29	55,000	54,557
2.80%, 5/15/30	111,000	105,307
6.25%, 9/30/40	87,000	95,952
See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	$35,000	$34,529
2.05%, 8/23/31	30,000	26,809
2.60%, 12/2/31	15,000	13,675
5.00%, 9/12/32	35,000	36,048
5.35%, 2/28/33	55,000	57,496
2.90%, 8/23/51	55,000	34,332
3.90%, 2/28/52	80,000	59,719
Aon Global Ltd.
4.60%, 6/14/44	50,000	43,967
4.75%, 5/15/45	55,000	48,848
Aon North America, Inc.
5.15%, 3/1/29	22,000	22,691
5.30%, 3/1/31	45,000	47,015
5.45%, 3/1/34	36,000	37,597
5.75%, 3/1/54	180,000	178,261
AP Moller – Maersk AS
4.50%, 6/20/29(e)	60,000	60,750
5.88%, 9/14/33(e)	67,000	72,256
APA Corp.
4.38%, 10/15/28	20,000	20,048
4.25%, 1/15/30	37,000	36,763
6.00%, 1/15/37	40,000	41,424
5.10%, 9/1/40	19,000	17,479
5.25%, 2/1/42	15,000	13,340
4.75%, 4/15/43	7,000	5,772
5.35%, 7/1/49	86,000	74,915
APi Group DE, Inc.
4.13%, 7/15/29(e)	14,000	13,586
4.75%, 10/15/29(e)	11,000	10,845
Apollo Debt Solutions BDC
6.90%, 4/13/29	41,000	42,631
6.70%, 7/29/31	46,000	47,517
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	10,894
5.80%, 5/21/54(b)	114,000	108,604
6.00%, 12/15/54, (6.00% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.168% thereafter)(a)	42,000	40,416
Apollo Management Holdings LP
4.40%, 5/27/26(e)	20,000	20,008
4.87%, 2/15/29(e)	28,000	28,486
2.65%, 6/5/30(e)	20,000	18,727
Appalachian Power Co.
7.00%, 4/1/38	515,000	590,658
4.45%, 6/1/45	309,000	263,910
Apple, Inc.
3.35%, 2/9/27	412,000	410,864
1.20%, 2/8/28	51,000	48,790
1.65%, 5/11/30	36,000	33,078
Investments	Principal Amount	Value
2.38%, 2/8/41	$309,000	$226,743
3.85%, 5/4/43	412,000	353,655
2.65%, 5/11/50	291,000	185,389
Applied Materials, Inc.
3.30%, 4/1/27	177,000	176,333
4.35%, 4/1/47	93,000	82,432
2.75%, 6/1/50	131,000	86,724
AppLovin Corp.
5.38%, 12/1/31	168,000	173,130
5.50%, 12/1/34	125,000	127,434
5.95%, 12/1/54	48,000	46,155
Aptiv Swiss Holdings Ltd.
3.25%, 3/1/32	55,000	52,065
4.40%, 10/1/46	25,000	20,879
5.40%, 3/15/49	30,000	28,296
3.10%, 12/1/51	263,000	171,746
4.15%, 5/1/52	90,000	70,071
Aramark Services, Inc. 5.00%, 2/1/28(e)	47,000	47,027
Arch Capital Finance LLC 5.03%, 12/15/46	79,000	74,930
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	29,353
3.64%, 6/30/50(b)	90,000	67,127
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	45,000	43,363
Archer-Daniels-Midland Co.
4.50%, 8/15/33(b)	10,000	10,125
5.38%, 9/15/35	19,000	20,257
4.02%, 4/16/43	20,000	17,238
3.75%, 9/15/47	22,000	17,623
4.50%, 3/15/49	33,000	29,060
2.70%, 9/15/51	108,000	67,777
Arches Buyer, Inc.
4.25%, 6/1/28(e)	39,000	37,823
6.13%, 12/1/28(e)	20,000	18,879
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/28(e)	33,000	33,052
Arcosa, Inc.
4.38%, 4/15/29(e)	16,000	15,794
6.88%, 8/15/32(e)	24,000	25,217
Ares Capital Corp. 2.88%, 6/15/28	514,000	490,444
Ares Finance Co. II LLC 3.25%, 6/15/30(e)	116,000	111,084
Ares Finance Co. III LLC 4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(e)	18,000	17,743

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Ares Finance Co. IV LLC 3.65%, 2/1/52(e)	$20,000	$13,730
Ares Management Corp.
6.38%, 11/10/28	30,000	31,528
5.60%, 10/11/54	10,000	9,096
Ares Strategic Income Fund
6.35%, 8/15/29	50,000	51,033
5.15%, 1/15/31(e)	54,000	52,411
6.20%, 3/21/32	197,000	198,039
Aretec Group, Inc.
7.50%, 4/1/29(e)	36,000	35,615
10.00%, 8/15/30(e)	27,000	28,792
Arizona Public Service Co.
2.95%, 9/15/27	204,000	201,257
4.35%, 11/15/45	22,000	18,631
3.35%, 5/15/50	350,000	243,690
2.65%, 9/15/50	142,000	86,284
Arko Corp. 5.13%, 11/15/29(e)	18,000	16,065
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,856
2.95%, 2/15/32	36,000	32,596
5.88%, 4/10/34	76,000	80,138
Arsenal AIC Parent LLC
8.00%, 10/1/30(e)	29,000	30,662
11.50%, 10/1/31(e)	20,000	22,092
Artera Services LLC 8.50%, 2/15/31(e)	25,000	20,841
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	26,898
5.50%, 3/2/33	25,000	26,101
6.50%, 2/15/34	30,000	33,101
5.45%, 7/15/34	45,000	46,684
3.50%, 5/20/51	75,000	52,192
3.05%, 3/9/52	30,000	19,104
5.75%, 3/2/53	55,000	53,509
6.75%, 2/15/54	261,000	286,027
5.75%, 7/15/54	98,000	95,606
Asbury Automotive Group, Inc. 4.63%, 11/15/29(e)	96,000	94,627
Ascension Health
3.11%, 11/15/39, Series B	12,000	9,810
3.95%, 11/15/46	35,000	29,227
4.85%, 11/15/53	72,000	66,880
Ascent Resources Utica Holdings LLC/ ARU Finance Corp. 5.88%, 6/30/29(e)	45,000	45,160
Ashland, Inc. 3.38%, 9/1/31(b)(e)	44,000	40,513
Investments	Principal Amount	Value
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 8/1/29(e)	$14,000	$13,658
4.63%, 4/1/30(e)	18,000	17,198
ASP Unifrax Holdings, Inc. 7.10%, 9/30/29, PIK(e)	80,239	5,717
Assurant, Inc.
4.90%, 3/27/28	18,000	18,249
3.70%, 2/22/30	25,000	24,476
2.65%, 1/15/32	25,000	22,450
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,573
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	23,053
3.15%, 6/15/31	38,000	35,871
3.60%, 9/15/51	49,000	34,932
AT&T, Inc.
2.55%, 12/1/33	1,171,000	1,014,986
4.50%, 5/15/35	327,000	318,943
5.25%, 3/1/37	132,000	135,045
5.35%, 9/1/40	51,000	50,859
3.50%, 6/1/41	477,000	383,632
5.55%, 8/15/41	995,000	999,095
5.15%, 3/15/42	89,000	85,954
4.30%, 12/15/42	65,000	56,106
3.10%, 2/1/43	106,000	79,229
4.80%, 6/15/44	19,000	17,087
5.15%, 11/15/46	385,000	358,258
5.65%, 2/15/47	106,000	107,631
3.65%, 6/1/51	292,000	209,212
3.50%, 9/15/53	679,000	463,175
3.55%, 9/15/55	680,000	460,607
3.80%, 12/1/57	753,000	528,630
3.50%, 2/1/61	586,000	380,223
AthenaHealth Group, Inc. 6.50%, 2/15/30(e)	209,000	196,645
Athene Global Funding
1.99%, 8/19/28(e)	308,000	291,022
5.53%, 7/11/31(e)	50,000	51,006
Athene Holding Ltd.
3.95%, 5/25/51(b)	464,000	318,926
3.45%, 5/15/52	48,000	29,484
6.25%, 4/1/54	14,000	13,077
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(a)	43,000	41,689
6.88%, 6/28/55, (6.875% fixed rate until 3/28/35; 5-year Constant Maturity Treasury Rate + 2.582% thereafter)(a)	41,000	39,508

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
ATI, Inc.
5.88%, 12/1/27	$31,000	$31,022
4.88%, 10/1/29	13,000	13,000
7.25%, 8/15/30	17,000	17,818
5.13%, 10/1/31(b)	24,000	24,137
Atkore, Inc. 4.25%, 6/1/31(b)(e)	16,000	15,361
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	19,072
2.30%, 3/15/31	7,000	6,436
Atlassian Corp.
5.25%, 5/15/29	30,000	30,534
5.50%, 5/15/34	35,000	34,915
Atmos Energy Corp.
2.63%, 9/15/29	110,000	105,676
4.15%, 1/15/43	14,000	12,272
2.85%, 2/15/52	459,000	296,159
Autodesk, Inc.
3.50%, 6/15/27	165,000	164,067
2.85%, 1/15/30	130,000	123,940
2.40%, 12/15/31	71,000	63,631
AutoNation, Inc. 3.85%, 3/1/32	137,000	130,795
AutoZone, Inc.
3.13%, 4/21/26	25,000	24,968
5.05%, 7/15/26	30,000	30,119
3.75%, 6/1/27	45,000	44,911
4.50%, 2/1/28	82,000	82,870
6.25%, 11/1/28	76,000	80,319
3.75%, 4/18/29	30,000	29,779
4.00%, 4/15/30	55,000	54,780
1.65%, 1/15/31	45,000	39,915
4.75%, 8/1/32	55,000	55,859
4.75%, 2/1/33	40,000	40,493
5.20%, 8/1/33	20,000	20,768
6.55%, 11/1/33	35,000	39,153
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	178,654
2.45%, 1/15/31	6,000	5,562
2.05%, 1/15/32(b)	14,000	12,463
3.90%, 10/15/46	17,000	13,885
4.15%, 7/1/47	83,000	70,359
4.35%, 4/15/48	15,000	13,014
Avantor Funding, Inc. 3.88%, 11/1/29(e)	33,000	31,500
Avery Dennison Corp.
2.65%, 4/30/30	36,000	33,963
2.25%, 2/15/32	78,000	69,506
5.75%, 3/15/33	29,000	31,007
Investments	Principal Amount	Value
Aviation Capital Group LLC
1.95%, 9/20/26(e)	$31,000	$30,630
3.50%, 11/1/27(e)	31,000	30,677
6.25%, 4/15/28(e)	76,000	79,009
6.75%, 10/25/28(e)	30,000	31,821
6.38%, 7/15/30(e)	20,000	21,482
Avient Corp. 7.13%, 8/1/30(e)	30,000	30,923
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(e)	12,000	11,995
5.75%, 7/15/27(e)	14,000	13,984
4.75%, 4/1/28(e)	20,000	19,567
5.38%, 3/1/29(b)(e)	88,000	84,352
8.00%, 2/15/31(e)	20,000	19,841
8.38%, 6/15/32(e)	50,000	49,231
Avista Corp.
4.35%, 6/1/48	20,000	16,842
4.00%, 4/1/52	28,000	21,876
Avnet, Inc.
4.63%, 4/15/26	34,000	34,013
6.25%, 3/15/28	30,000	31,136
3.00%, 5/15/31	21,000	19,375
5.50%, 6/1/32	21,000	21,822
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(e)	150,000	149,978
AXIS Specialty Finance LLC
3.90%, 7/15/29	68,000	67,691
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	29,582
AXIS Specialty Finance PLC 4.00%, 12/6/27	21,000	20,979
B&G Foods, Inc.
5.25%, 9/15/27	22,000	21,394
8.00%, 9/15/28(e)	22,000	21,362
Baker Hughes Holdings LLC 5.13%, 9/15/40	75,000	74,651
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	74,000	73,405
3.14%, 11/7/29	11,000	10,724
4.49%, 5/1/30	10,000	10,168
4.08%, 12/15/47	88,000	71,591
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(b)(e)	25,000	25,054
Ball Corp.
6.00%, 6/15/29	40,000	41,296
3.13%, 9/15/31	55,000	51,107

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Baltimore Gas & Electric Co.
2.40%, 8/15/26	$19,000	$18,873
2.25%, 6/15/31	12,000	10,968
5.30%, 6/1/34	8,000	8,363
6.35%, 10/1/36	26,000	29,159
3.50%, 8/15/46	43,000	32,604
3.75%, 8/15/47	96,000	75,089
4.25%, 9/15/48	62,000	52,166
3.20%, 9/15/49	111,000	76,703
2.90%, 6/15/50	26,000	16,985
4.55%, 6/1/52	33,000	28,429
5.40%, 6/1/53	46,000	44,943
5.65%, 6/1/54	26,000	26,268
Bank of America Corp.
4.25%, 10/22/26	795,000	796,413
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	420,477
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,389,000	1,375,008
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	775,559
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	375,000	347,427
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	409,204
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	747,377
5.00%, 1/21/44	154,000	149,937
4.75%, 4/21/45, Series L	208,000	191,152
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	158,100
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	394,000	319,743
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	65,000	41,988
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	119,000	86,948
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)(b)	742,000	490,998
Bank of America NA 6.00%, 10/15/36	616,000	669,418
Investments	Principal Amount	Value
Bank of New York Mellon Corp.
1.05%, 10/15/26	$10,000	$9,835
3.25%, 5/16/27	144,000	143,409
3.00%, 10/30/28	166,000	162,081
1.90%, 1/25/29, Series J	63,000	59,849
3.30%, 8/23/29	114,000	111,456
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	75,146
1.65%, 1/28/31	187,000	168,172
1.80%, 7/28/31	10,000	8,898
2.50%, 1/26/32	9,000	8,251
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,897
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	13,000	14,082
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	191,000	196,188
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	73,000	81,914
BankUnited, Inc. 5.13%, 6/11/30	4,000	4,047
Banner Health
1.90%, 1/1/31	6,000	5,446
2.91%, 1/1/42	7,000	5,333
3.18%, 1/1/50, Series 2020	6,000	4,227
2.91%, 1/1/51	53,000	35,725
Baptist Healthcare System Obligated Group 3.54%, 8/15/50, Series 20B	63,000	47,105
Basin Electric Power Cooperative 4.75%, 4/26/47(e)	36,000	32,410
Bath & Body Works, Inc.
7.50%, 6/15/29	27,000	27,535
6.63%, 10/1/30(e)	132,000	135,167
7.60%, 7/15/37	55,000	54,986
Bausch & Lomb Corp. 8.38%, 10/1/28(e)	414,000	430,605
Baxalta, Inc. 5.25%, 6/23/45	614,000	598,568
Baxter International, Inc.
2.27%, 12/1/28	75,000	70,940
3.95%, 4/1/30	35,000	34,247
1.73%, 4/1/31	93,000	80,224
3.50%, 8/15/46	116,000	82,220
3.13%, 12/1/51	146,000	91,080
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,450
4.19%, 11/15/45	77,000	67,326

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.97%, 11/15/46	$8,000	$6,740
2.84%, 11/15/50, Series 2021	18,000	11,881
Beazer Homes USA, Inc.
5.88%, 10/15/27	15,000	14,994
7.25%, 10/15/29(b)	14,000	14,296
7.50%, 3/15/31(e)	10,000	10,298
Becton Dickinson & Co.
4.69%, 2/13/28	50,000	50,660
4.87%, 2/8/29	40,000	40,984
2.82%, 5/20/30	55,000	52,332
1.96%, 2/11/31(b)	71,000	63,867
4.30%, 8/22/32	35,000	35,039
5.11%, 2/8/34	35,000	36,054
3.79%, 5/20/50	24,000	18,534
Belo Corp.
7.75%, 6/1/27	8,000	8,322
7.25%, 9/15/27	10,000	10,392
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	32,687
3.70%, 7/15/30	22,000	21,789
1.65%, 5/15/31	10,000	8,852
6.13%, 4/1/36	439,000	481,555
5.95%, 5/15/37	36,000	39,263
3.80%, 7/15/48	9,000	6,953
2.85%, 5/15/51	85,000	53,614
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	176,275
4.25%, 1/15/49	29,000	24,549
2.85%, 10/15/50	35,000	22,669
Berry Global, Inc.
4.88%, 7/15/26(e)	25,000	25,019
1.65%, 1/15/27	37,000	36,306
5.50%, 4/15/28	30,000	30,960
5.80%, 6/15/31	56,000	59,678
5.65%, 1/15/34	57,000	60,259
Biogen, Inc.
2.25%, 5/1/30	105,000	97,452
3.15%, 5/1/50	135,000	89,018
3.25%, 2/15/51	209,000	138,983
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,823
3.70%, 3/15/32	57,000	54,321
Black Hills Corp.
5.95%, 3/15/28	22,000	22,824
3.05%, 10/15/29	29,000	27,975
2.50%, 6/15/30	29,000	27,027
4.35%, 5/1/33	29,000	28,462
6.15%, 5/15/34	41,000	44,594
6.00%, 1/15/35	53,000	57,167
4.20%, 9/15/46	118,000	96,745
3.88%, 10/15/49	38,000	29,116
Investments	Principal Amount	Value
BlackRock Funding, Inc.
4.60%, 7/26/27	$16,000	$16,204
4.70%, 3/14/29	10,000	10,265
5.00%, 3/14/34	20,000	20,807
4.90%, 1/8/35	10,000	10,306
5.25%, 3/14/54	31,000	29,810
5.35%, 1/8/55	24,000	23,314
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,939
3.25%, 4/30/29	20,000	19,713
2.40%, 4/30/30	20,000	18,887
1.90%, 1/28/31	25,000	22,778
2.10%, 2/25/32	20,000	17,846
4.75%, 5/25/33	25,000	25,760
Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(e)	360,000	391,710
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	73,701
3.25%, 3/15/27	24,000	23,698
7.30%, 11/27/28	30,000	31,375
4.00%, 1/15/29	40,000	38,389
5.05%, 9/10/30	55,000	52,657
6.25%, 1/25/31	87,000	87,640
6.00%, 11/22/34	102,000	98,867
Blackstone Secured Lending Fund 2.75%, 9/16/26	97,000	96,031
Block Financial LLC 5.38%, 9/15/32	27,000	26,572
Block, Inc.
2.75%, 6/1/26	41,000	40,851
3.50%, 6/1/31(b)	41,000	38,492
6.50%, 5/15/32	47,000	48,386
Blue Owl Capital Corp. 2.88%, 6/11/28	414,000	387,719
Blue Owl Credit Income Corp.
3.13%, 9/23/26(b)	22,000	21,670
4.70%, 2/8/27	31,000	30,510
7.75%, 9/16/27	37,000	37,741
7.95%, 6/13/28	40,000	41,525
7.75%, 1/15/29	34,000	35,343
6.65%, 3/15/31	54,000	54,326
Blue Owl Finance LLC 3.13%, 6/10/31	151,000	134,371
Blue Owl Technology Finance Corp. 6.75%, 4/4/29	58,000	57,807
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(e)	12,000	12,029
7.00%, 7/15/29(e)	20,000	20,841
7.25%, 7/15/32(e)	20,000	21,198
See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Boardwalk Pipelines LP
5.95%, 6/1/26	$34,000	$34,000
4.45%, 7/15/27	31,000	31,142
4.80%, 5/3/29	36,000	36,722
3.40%, 2/15/31	36,000	34,415
3.60%, 9/1/32	36,000	34,081
5.63%, 8/1/34	54,000	57,214
Boeing Co.
5.15%, 5/1/30	726,000	752,048
3.50%, 3/1/39	572,000	479,919
5.81%, 5/1/50	50,000	50,198
6.86%, 5/1/54	348,000	399,587
3.83%, 3/1/59	225,000	159,308
5.93%, 5/1/60	1,026,000	1,030,815
Boise Cascade Co. 4.88%, 7/1/30(b)(e)	16,000	15,951
Bon Secours Mercy Health, Inc. 3.46%, 6/1/30	11,000	10,827
Booz Allen Hamilton, Inc. 5.95%, 4/15/35	126,000	127,942
BorgWarner, Inc.
2.65%, 7/1/27	252,000	247,599
4.38%, 3/15/45	90,000	76,946
Boston Properties LP
4.50%, 12/1/28	62,000	62,542
3.40%, 6/21/29	53,000	51,641
2.55%, 4/1/32	147,000	129,294
Boston Scientific Corp.
6.25%, 11/15/35	30,000	34,040
4.55%, 3/1/39	40,000	38,952
7.38%, 1/15/40	25,000	30,704
4.70%, 3/1/49(b)	60,000	55,318
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,962
4.75%, 6/15/31(e)	77,000	75,399
Boyne USA, Inc. 4.75%, 5/15/29(e)	28,000	27,817
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	413,611
3.63%, 4/6/30	155,000	153,406
1.75%, 8/10/30	20,000	18,194
4.81%, 2/13/33	350,000	358,752
5.23%, 11/17/34	33,000	34,539
3.06%, 6/17/41	89,000	69,478
3.00%, 2/24/50	138,000	92,498
2.77%, 11/10/50	172,000	109,301
3.38%, 2/8/61	252,000	169,077
Brand Industrial Services, Inc. 10.38%, 8/1/30(e)	55,000	51,404
Investments	Principal Amount	Value
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	$18,000	$17,688
8.30%, 3/15/28	51,000	53,938
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	430,000	434,456
4.70%, 6/22/47	23,000	16,153
3.85%, 12/22/51	16,000	9,380
Brightline East LLC 11.00%, 1/31/30(e)	282,000	77,178
Brink’s Co. 4.63%, 10/15/27(e)	55,000	54,999
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	70,061
4.13%, 6/15/39	476,000	437,945
4.55%, 2/20/48	167,000	146,382
2.55%, 11/13/50	98,000	59,281
3.90%, 3/15/62	647,000	477,004
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,998
2.25%, 4/1/28	20,000	19,320
4.13%, 5/15/29(b)	55,000	55,086
2.50%, 8/16/31	22,000	19,993
5.50%, 2/15/34	30,000	31,248
5.75%, 2/15/35	31,000	32,860
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/28	49,000	48,803
Broadcom, Inc.
1.95%, 2/15/28(b)	47,000	45,434
4.00%, 4/15/29(e)	25,000	25,068
4.75%, 4/15/29	31,000	31,719
5.05%, 7/12/29	129,000	133,413
4.35%, 2/15/30	108,000	109,359
5.00%, 4/15/30	470,000	486,028
4.15%, 11/15/30	174,000	174,611
2.45%, 2/15/31	38,000	35,130
4.30%, 11/15/32	42,000	41,871
3.14%, 11/15/35(e)	1,482,000	1,295,916
4.93%, 5/15/37(e)	434,000	434,103
3.75%, 2/15/51(b)	411,000	317,211
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,937
2.90%, 12/1/29	54,000	51,174
2.60%, 5/1/31	72,000	65,310
Broadstreet Partners Group LLC 5.88%, 4/15/29(e)	34,000	32,965
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(e)	27,000	26,920
4.50%, 4/1/27(e)	21,000	20,719

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Brown & Brown, Inc.
2.38%, 3/15/31	$544,000	$489,018
4.95%, 3/17/52	192,000	164,488
Brown University 2.92%, 9/1/50, Series A	4,000	2,735
Brown-Forman Corp.
4.75%, 4/15/33	46,000	47,196
4.00%, 4/15/38(b)	16,000	14,723
4.50%, 7/15/45	27,000	24,115
Brunswick Corp.
2.40%, 8/18/31	136,000	120,914
4.40%, 9/15/32(b)	32,000	31,138
5.10%, 4/1/52	29,000	23,471
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,824
4.13%, 12/1/27	22,000	21,886
4.50%, 3/1/28(e)	21,000	20,972
5.85%, 11/15/43	27,000	25,429
5.60%, 10/15/44	12,000	11,008
Builders FirstSource, Inc.
5.00%, 3/1/30(e)	23,000	22,863
4.25%, 2/1/32(e)	54,000	51,527
6.38%, 6/15/32(e)	29,000	29,852
6.38%, 3/1/34(e)	41,000	42,253
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	43,000	42,869
4.90%, 4/21/27	200,000	202,169
3.75%, 9/25/27	37,000	36,929
2.75%, 5/14/31	72,000	67,023
5.15%, 8/4/35	109,000	111,911
Burford Capital Global Finance LLC 6.25%, 4/15/28(e)	200,000	199,109
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	535,000	484,123
4.15%, 12/15/48	9,000	7,523
3.55%, 2/15/50	166,000	124,049
3.05%, 2/15/51	38,000	25,654
3.30%, 9/15/51	274,000	193,086
2.88%, 6/15/52	413,000	265,086
4.45%, 1/15/53	75,000	64,321
5.50%, 3/15/55	33,000	32,958
Burlington Resources LLC 5.95%, 10/15/36	40,000	43,888
BWX Technologies, Inc.
4.13%, 6/30/28(e)	16,000	15,835
4.13%, 4/15/29(e)	16,000	15,675
Cable One, Inc. 4.00%, 11/15/30(e)	27,000	18,715
Cabot Corp.
4.00%, 7/1/29(b)	21,000	21,002
5.00%, 6/30/32	67,000	68,643
Investments	Principal Amount	Value
Caesars Entertainment, Inc. 6.50%, 2/15/32(e)	$111,000	$112,858
California Institute of Technology
4.32%, 8/1/45	55,000	49,357
4.70%, 11/1/11	17,000	14,516
3.65%, 9/1/19	26,000	17,126
California Resources Corp. 8.25%, 6/15/29(e)	25,000	26,234
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/28(e)	45,000	46,765
Camden Property Trust
5.85%, 11/3/26	35,000	35,399
4.10%, 10/15/28(b)	28,000	28,161
3.15%, 7/1/29	12,000	11,681
2.80%, 5/15/30	15,000	14,270
4.90%, 1/15/34	8,000	8,181
3.35%, 11/1/49	15,000	10,801
Camelot Return Merger Sub, Inc. 8.75%, 8/1/28(e)	59,000	44,608
Cameron LNG LLC
3.30%, 1/15/35(e)	34,000	30,351
3.40%, 1/15/38(e)	122,000	108,621
3.70%, 1/15/39(e)	79,000	68,788
Campbell’s Company/The
5.30%, 3/20/26	25,000	25,012
5.20%, 3/19/27	20,000	20,264
4.15%, 3/15/28	112,000	112,341
2.38%, 4/24/30	79,000	73,183
5.40%, 3/21/34	70,000	71,586
4.80%, 3/15/48	104,000	90,188
3.13%, 4/24/50	188,000	123,959
Capital One Financial Corp.
3.65%, 5/11/27	359,000	357,851
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	172,275
3.80%, 1/31/28	92,000	91,726
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	105,000	106,084
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	61,528
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	210,000	219,621
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	99,000	103,124
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	67,155

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	$125,000	$141,257
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	61,736
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	82,000	74,312
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	123,000	126,328
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	95,001
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	135,644
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	74,416
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)	208,000	216,462
5.20%, 9/11/36, (5.197% fixed rate until 9/11/35; Secured Overnight Financing Rate + 1.63% thereafter)(a)	100,000	99,782
Capstone Borrower, Inc. 8.00%, 6/15/30(e)	20,000	17,363
Cardinal Health, Inc.
3.41%, 6/15/27	75,000	74,547
5.45%, 2/15/34	35,000	36,821
4.60%, 3/15/43	30,000	27,006
4.50%, 11/15/44	106,000	92,644
4.90%, 9/15/45	124,000	113,926
Cargill, Inc.
4.50%, 6/24/26(e)	25,000	25,036
3.63%, 4/22/27(e)	20,000	19,984
3.25%, 5/23/29(e)	25,000	24,555
2.13%, 4/23/30(e)	30,000	27,890
1.70%, 2/2/31(e)	20,000	17,943
2.13%, 11/10/31(e)	40,000	35,988
4.00%, 6/22/32(e)	25,000	24,617
5.13%, 10/11/32(e)	20,000	21,008
4.75%, 4/24/33(e)	20,000	20,384
4.76%, 11/23/45(e)	25,000	23,062
3.88%, 5/23/49(e)	109,000	86,902
3.13%, 5/25/51(e)	30,000	20,759
4.38%, 4/22/52(e)	20,000	17,083
Carlisle Cos., Inc.
2.75%, 3/1/30	54,000	51,304
2.20%, 3/1/32	39,000	34,512
5.55%, 9/15/40	76,000	78,670
Investments	Principal Amount	Value
Carlyle Holdings II Finance LLC
5.63%, 3/30/43(e)	$40,000	$39,492
Carnival Corp.
5.75%, 8/1/32(e)	261,000	271,449
Carrier Global Corp.
5.90%, 3/15/34	142,000	153,646
3.38%, 4/5/40	135,000	110,711
3.58%, 4/5/50(b)	125,000	93,734
6.20%, 3/15/54(b)	45,000	49,563
Carvana Co. 9.00%, 6/1/30, PIK(e)	68,160	71,050
Caterpillar Financial Services Corp.
0.90%, 3/2/26	20,000	20,000
4.35%, 5/15/26	27,000	27,049
2.40%, 8/9/26	20,000	19,884
1.15%, 9/14/26	35,000	34,536
4.50%, 1/8/27	21,000	21,138
5.00%, 5/14/27	294,000	298,655
3.60%, 8/12/27	8,000	7,999
1.10%, 9/14/27	55,000	52,974
4.40%, 10/15/27	13,000	13,150
4.85%, 2/27/29	35,000	36,142
4.38%, 8/16/29	13,000	13,254
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,617
2.60%, 4/9/30	15,000	14,307
1.90%, 3/12/31	10,000	9,096
6.05%, 8/15/36	50,000	56,508
5.20%, 5/27/41	35,000	35,930
4.30%, 5/15/44	22,000	19,719
3.25%, 9/19/49	356,000	259,630
3.25%, 4/9/50	120,000	87,363
4.75%, 5/15/64	56,000	50,295
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	36,000	25,448
CBRE Services, Inc.
5.50%, 4/1/29	36,000	37,398
2.50%, 4/1/31	36,000	32,916
5.95%, 8/15/34	91,000	97,342
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(b)(e)	470,000	437,070
4.50%, 5/1/32(b)	457,000	418,800
4.25%, 1/15/34(b)(e)	450,000	392,976
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	41,000	40,010
3.25%, 2/15/29	43,000	41,548
3.57%, 12/1/31	71,000	66,362
Celanese U.S. Holdings LLC
7.33%, 7/15/29(b)	45,000	47,597
7.38%, 7/15/32	72,000	75,962
7.20%, 11/15/33	98,000	105,429

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Cencora, Inc. 4.30%, 12/15/47(b)	$225,000	$193,879
Centene Corp.
2.45%, 7/15/28	140,000	132,042
4.63%, 12/15/29	304,000	296,655
3.38%, 2/15/30	201,000	186,556
3.00%, 10/15/30	53,000	47,793
2.50%, 3/1/31	155,000	134,527
2.63%, 8/1/31	95,000	82,406
CenterPoint Energy Houston Electric LLC
3.55%, 8/1/42	27,000	21,905
2.90%, 7/1/50, Series AD	40,000	26,279
3.35%, 4/1/51, Series AF	281,000	200,329
3.60%, 3/1/52, Series AH(b)	33,000	24,681
4.85%, 10/1/52, Series AJ	146,000	133,466
5.30%, 4/1/53	6,000	5,832
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	60,316
5.40%, 3/1/33	2,000	2,105
Central Garden & Pet Co. 4.13%, 10/15/30	45,000	43,455
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/29(e)	30,000	19,272
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/29(e)	202,000	127,981
Century Communities, Inc. 3.88%, 8/15/29(e)	25,000	23,848
CF Industries, Inc. 5.38%, 3/15/44	194,000	185,898
Champions Financing, Inc. 8.75%, 2/15/29(b)(e)	25,000	23,793
Charles River Laboratories International, Inc.
4.25%, 5/1/28(e)	20,000	19,720
3.75%, 3/15/29(e)	20,000	19,281
4.00%, 3/15/31(e)	20,000	18,887
Charles Schwab Corp.
3.20%, 3/2/27	184,000	183,028
3.20%, 1/25/28	377,000	373,864
4.63%, 3/22/30	2,000	2,058
4.91%, 11/14/36, (4.914% fixed rate until 11/14/35; Secured Overnight Financing Rate + 1.23% thereafter)(a)	193,000	193,139
Chart Industries, Inc.
7.50%, 1/1/30(e)	93,000	96,799
9.50%, 1/1/31(e)	21,000	22,097
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	340,000	315,880
6.48%, 10/23/45	412,000	392,336
5.38%, 5/1/47	738,000	616,592
5.75%, 4/1/48	579,000	504,117
Investments	Principal Amount	Value
3.70%, 4/1/51	$11,000	$7,147
6.83%, 10/23/55	177,000	174,137
3.85%, 4/1/61	639,000	387,430
3.95%, 6/30/62	286,000	175,008
Chemours Co. 4.63%, 11/15/29(e)	2,000	1,896
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,732
3.70%, 11/15/29	80,000	78,901
2.74%, 12/31/39	51,000	44,460
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	105,582
4.00%, 3/1/31	105,000	103,031
3.25%, 1/31/32	85,000	79,286
5.95%, 6/30/33	100,000	107,259
5.75%, 8/15/34	109,000	115,172
5.55%, 10/30/35	138,000	143,624
Cheniere Energy, Inc. 5.65%, 4/15/34	136,000	143,043
Chesapeake Energy Corp.
5.88%, 2/1/29(e)	20,000	20,014
6.75%, 4/15/29(e)	47,000	47,172
Chevron USA, Inc.
1.02%, 8/12/27	100,000	96,461
3.25%, 10/15/29	170,000	167,477
Children’s Health System of Texas 2.51%, 8/15/50	2,000	1,235
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(e)	17,000	16,937
7.63%, 7/1/29(e)	20,000	20,852
Choice Hotels International, Inc.
3.70%, 12/1/29	65,000	63,573
3.70%, 1/15/31	54,000	52,061
5.85%, 8/1/34	41,000	42,533
CHS/Community Health Systems, Inc.
6.00%, 1/15/29(e)	182,000	181,749
10.88%, 1/15/32(e)	44,000	47,774
Chubb INA Holdings LLC
6.70%, 5/15/36	20,000	23,075
6.00%, 5/11/37(b)	412,000	451,358
4.15%, 3/13/43	33,000	29,046
Church & Dwight Co., Inc.
3.15%, 8/1/27	140,000	138,798
2.30%, 12/15/31	29,000	26,365
5.60%, 11/15/32	69,000	74,361
3.95%, 8/1/47	36,000	29,542
5.00%, 6/15/52	45,000	42,125
Churchill Downs, Inc.
4.75%, 1/15/28(e)	108,000	107,691
5.75%, 4/1/30(e)	65,000	65,554

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Ciena Corp. 4.00%, 1/31/30(e)	$16,000	$15,499
Cigna Group
4.38%, 10/15/28	207,000	209,086
4.80%, 8/15/38	355,000	344,047
3.88%, 10/15/47	36,000	28,028
4.90%, 12/15/48	555,000	499,548
3.40%, 3/15/51	203,000	143,122
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	28,701
6.13%, 11/1/34	18,000	19,487
Cinemark USA, Inc. 5.25%, 7/15/28(e)	40,000	40,038
Cintas Corp. No. 2
3.70%, 4/1/27	39,000	38,970
4.00%, 5/1/32	16,000	15,863
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	81,451
4.80%, 2/26/27	110,000	111,061
5.10%, 2/24/35(b)	226,000	234,856
5.50%, 1/15/40	619,000	650,209
Citigroup, Inc.
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	894,000	891,270
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	801,256
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	299,000	273,887
6.63%, 6/15/32	699,000	777,838
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	385,000	356,222
5.88%, 2/22/33(b)	412,000	443,494
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	177,903
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(a)	382,000	341,143
8.13%, 7/15/39	516,000	664,718
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(a)	25,000	18,638
6.68%, 9/13/43	97,000	109,576
5.30%, 5/6/44	95,000	92,250
4.65%, 7/23/48	13,000	11,612
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(a)	277,000	278,428
Investments	Principal Amount	Value
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	$116,000	$121,294
2.50%, 2/6/30	96,000	90,245
3.25%, 4/30/30	290,000	278,912
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	67,000	68,880
City of Hope
5.62%, 11/15/43, Series 2013	85,000	86,462
4.38%, 8/15/48, Series 2018	16,000	13,650
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/28(e)	122,000	124,816
Clarivate Science Holdings Corp.
3.88%, 7/1/28(e)	23,000	21,537
4.88%, 7/1/29(e)	23,000	18,932
Clean Harbors, Inc.
5.13%, 7/15/29(e)	12,000	12,017
6.38%, 2/1/31(e)	46,000	47,257
Clear Channel Outdoor Holdings, Inc. 7.88%, 4/1/30(e)	36,000	37,960
Clearway Energy Operating LLC
4.75%, 3/15/28(e)	35,000	34,923
3.75%, 2/15/31(e)	4,000	3,792
3.75%, 1/15/32(e)	14,000	13,013
Cleco Corporate Holdings LLC
3.74%, 5/1/26	7,000	6,998
4.97%, 5/1/46	32,000	28,459
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(e)	9,000	8,894
4.55%, 11/15/30(e)	12,000	12,094
5.95%, 12/15/36	28,000	29,791
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(e)	15,000	14,694
6.75%, 4/15/30(e)	31,000	31,518
4.88%, 3/1/31(e)	13,000	12,356
7.00%, 3/15/32(e)	57,000	57,960
7.38%, 5/1/33(e)	36,000	36,979
6.25%, 10/1/40	27,000	23,082
Cloud Software Group, Inc.
9.00%, 9/30/29(e)	192,000	187,253
8.25%, 6/30/32(b)(e)	171,000	171,344
Clue Opco LLC 9.50%, 10/15/31(e)	30,000	31,184
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(e)	45,000	44,980
6.75%, 4/15/32(e)	50,000	50,406
CME Group, Inc.
2.65%, 3/15/32	29,000	26,827
5.30%, 9/15/43	26,000	26,607
4.15%, 6/15/48	9,000	7,725
See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
CMS Energy Corp.
3.00%, 5/15/26	$20,000	$19,978
3.45%, 8/15/27	20,000	19,860
4.88%, 3/1/44	27,000	24,675
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)(b)	35,000	34,684
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	40,000	37,396
CNA Financial Corp.
3.45%, 8/15/27	31,000	30,762
3.90%, 5/1/29	36,000	35,753
2.05%, 8/15/30	36,000	32,827
5.50%, 6/15/33	36,000	37,714
5.13%, 2/15/34	36,000	36,611
CNH Industrial Capital LLC
1.45%, 7/15/26	37,000	36,626
4.55%, 4/10/28	37,000	37,367
5.50%, 1/12/29	31,000	32,172
5.10%, 4/20/29	23,000	23,662
4.50%, 10/16/30	52,000	52,449
CNH Industrial NV 3.85%, 11/15/27	31,000	30,937
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	72,210
6.45%, 6/15/34	57,000	59,546
CNO Global Funding 5.88%, 6/4/27(e)	31,000	31,625
CNX Resources Corp.
7.38%, 1/15/31(e)	20,000	20,731
7.25%, 3/1/32(e)	66,000	69,234
Cobra AcquisitionCo LLC
6.38%, 11/1/29(e)	30,000	26,152
12.25%, 11/1/29(e)	7,000	7,148
Coca-Cola Co.
3.38%, 3/25/27	65,000	64,912
2.90%, 5/25/27	27,000	26,783
1.45%, 6/1/27	82,000	79,890
1.50%, 3/5/28	41,000	39,411
1.00%, 3/15/28	71,000	67,530
2.13%, 9/6/29	10,000	9,500
3.45%, 3/25/30	25,000	24,722
2.00%, 3/5/31	25,000	22,921
1.38%, 3/15/31(b)	27,000	23,967
2.88%, 5/5/41	49,000	38,407
2.60%, 6/1/50	98,000	62,400
3.00%, 3/5/51	111,000	75,690
2.50%, 3/15/51	98,000	60,423
5.30%, 5/13/54	104,000	103,546
Investments	Principal Amount	Value
2.75%, 6/1/60	$65,000	$39,005
5.40%, 5/13/64	108,000	107,009
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	59,000	61,241
5.45%, 6/1/34	46,000	48,848
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/27(b)(e)	18,000	17,668
Coherent Corp. 5.00%, 12/15/29(e)	41,000	41,070
Coinbase Global, Inc. 3.63%, 10/1/31(b)(e)	30,000	26,217
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,800
4.60%, 3/1/28	32,000	32,580
3.70%, 8/1/47	92,000	74,427
Colonial Pipeline Co.
7.63%, 4/15/32(e)	16,000	18,210
4.20%, 4/15/43(e)	98,000	79,425
4.25%, 4/15/48(e)	23,000	18,239
Columbia Pipeline Group, Inc. 5.80%, 6/1/45	45,000	45,802
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(e)	10,000	10,072
6.04%, 8/15/28(e)	30,000	31,346
5.68%, 1/15/34(e)	20,000	20,983
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(e)	30,000	32,042
6.04%, 11/15/33(e)	61,000	66,128
6.50%, 8/15/43(e)	67,000	72,455
6.54%, 11/15/53(e)	50,000	54,702
6.71%, 8/15/63(e)	20,000	22,270
Comcast Corp.
1.95%, 1/15/31	577,000	521,729
4.80%, 5/15/33(b)	385,000	392,886
4.20%, 8/15/34	209,000	202,839
3.75%, 4/1/40	412,000	348,087
4.75%, 3/1/44	14,000	12,537
3.97%, 11/1/47	299,000	230,026
2.80%, 1/15/51	111,000	66,247
2.89%, 11/1/51	490,000	296,151
2.45%, 8/15/52	444,000	242,134
2.94%, 11/1/56	262,000	152,837
2.65%, 8/15/62	934,000	486,526
2.99%, 11/1/63	218,000	121,549
5.50%, 5/15/64(b)	150,000	138,289
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,739
3.88%, 2/15/31	12,000	11,419
4.38%, 3/15/32	12,000	11,511
6.00%, 12/15/35(e)	66,000	67,652

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
CommonSpirit Health
2.78%, 10/1/30	$10,000	$9,412
5.21%, 12/1/31	15,000	15,641
5.32%, 12/1/34	36,000	37,218
3.82%, 10/1/49	46,000	35,685
4.19%, 10/1/49	125,000	101,926
3.91%, 10/1/50	43,000	33,176
6.46%, 11/1/52	20,000	22,099
5.55%, 12/1/54	32,000	31,508
Commonwealth Edison Co.
2.55%, 6/15/26	27,000	26,906
2.95%, 8/15/27, Series 122	19,000	18,800
3.70%, 8/15/28	30,000	29,968
2.20%, 3/1/30	7,000	6,549
3.15%, 3/15/32, Series 132	6,000	5,672
4.90%, 2/1/33	8,000	8,235
5.30%, 6/1/34	8,000	8,423
5.90%, 3/15/36	95,000	103,581
6.45%, 1/15/38	43,000	48,716
3.80%, 10/1/42	23,000	18,991
4.60%, 8/15/43	23,000	20,966
4.70%, 1/15/44	23,000	21,075
3.70%, 3/1/45	26,000	20,772
4.35%, 11/15/45	29,000	25,229
3.65%, 6/15/46	46,000	35,908
3.75%, 8/15/47, Series 123	42,000	32,823
4.00%, 3/1/48	52,000	42,293
4.00%, 3/1/49	26,000	20,931
3.20%, 11/15/49, Series 127	20,000	13,862
3.00%, 3/1/50	42,000	27,993
3.13%, 3/15/51, Series 130	18,000	12,161
2.75%, 9/1/51, Series 131	61,000	37,941
3.85%, 3/15/52, Series 133	35,000	26,689
5.30%, 2/1/53	38,000	36,454
5.65%, 6/1/54	26,000	26,240
Community Health Network, Inc. 3.10%, 5/1/50, Series 20-A	24,000	15,937
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(e)	42,203	39,565
5.00%, 1/15/32(e)	12,352	10,973
Comstock Resources, Inc.
6.75%, 3/1/29(e)	59,000	58,861
6.75%, 3/1/29(e)	16,000	15,942
5.88%, 1/15/30(e)	40,000	38,583
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,212
4.85%, 11/1/28	134,000	135,908
8.25%, 9/15/30	20,000	23,015
5.30%, 11/1/38(b)	100,000	96,389
5.40%, 11/1/48	29,000	26,013
Investments	Principal Amount	Value
Concentrix Corp. 6.85%, 8/2/33(b)	$129,000	$124,326
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(e)	21,000	14,461
ConocoPhillips Co.
4.85%, 1/15/32	18,000	18,671
5.90%, 10/15/32	10,000	10,990
5.05%, 9/15/33	9,000	9,368
5.00%, 1/15/35	30,000	30,860
5.90%, 5/15/38	54,000	58,594
6.50%, 2/1/39	78,000	89,135
3.76%, 3/15/42	38,000	31,789
4.30%, 11/15/44	111,000	96,454
5.20%, 6/1/45	183,000	174,934
5.95%, 3/15/46	50,000	52,864
4.88%, 10/1/47	19,000	17,452
3.80%, 3/15/52	72,000	54,601
5.30%, 5/15/53	72,000	68,373
5.55%, 3/15/54	49,000	48,325
5.50%, 1/15/55(b)	85,000	83,477
4.03%, 3/15/62	133,000	99,000
5.70%, 9/15/63	72,000	71,696
5.65%, 1/15/65	12,000	11,799
Consensus Cloud Solutions, Inc. 6.50%, 10/15/28(e)	17,000	16,894
Consolidated Edison Co. of New York, Inc.
3.80%, 5/15/28	20,000	20,018
4.00%, 12/1/28, Series D	35,000	35,241
3.35%, 4/1/30, Series 20A	12,000	11,715
2.40%, 6/15/31	20,000	18,440
5.20%, 3/1/33	10,000	10,488
5.50%, 3/15/34	12,000	12,732
5.38%, 5/15/34	8,000	8,419
5.30%, 3/1/35, Series 2005-A	50,000	52,204
5.85%, 3/15/36, Series 06-A	20,000	21,724
6.20%, 6/15/36, Series 06-B	20,000	22,157
6.30%, 8/15/37, Series 2007-A	26,000	29,178
6.75%, 4/1/38, Series 08-B(b)	29,000	33,590
5.50%, 12/1/39, Series 09-C	29,000	30,215
5.70%, 6/15/40	17,000	17,972
3.95%, 3/1/43	34,000	28,702
4.45%, 3/15/44	42,000	37,178
3.85%, 6/15/46	27,000	21,550
3.88%, 6/15/47, Series 2017	24,000	19,018
4.65%, 12/1/48, Series E	13,000	11,440
4.13%, 5/15/49, Series A	82,000	66,196
3.95%, 4/1/50, Series 20B	154,000	122,158
3.20%, 12/1/51	29,000	19,627
6.15%, 11/15/52	34,000	36,267
5.90%, 11/15/53	44,000	45,604

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
5.70%, 5/15/54	$120,000	$121,592
4.63%, 12/1/54	37,000	31,830
4.30%, 12/1/56, Series C	24,000	19,430
4.00%, 11/15/57, Series C	17,000	12,881
4.50%, 5/15/58	34,000	28,271
3.70%, 11/15/59	29,000	20,613
3.00%, 12/1/60, Series C	167,000	99,950
3.60%, 6/15/61	37,000	25,811
Constellation Brands, Inc.
3.70%, 12/6/26	35,000	34,919
3.50%, 5/9/27	68,000	67,673
4.65%, 11/15/28	38,000	38,600
4.80%, 1/15/29	125,000	127,649
2.88%, 5/1/30	107,000	101,738
2.25%, 8/1/31(b)	70,000	62,981
4.50%, 5/9/47	55,000	47,376
4.10%, 2/15/48	100,000	80,683
3.75%, 5/1/50	102,000	76,946
Constellation Energy Generation LLC
5.60%, 3/1/28(b)	75,000	77,360
4.63%, 2/1/29(e)	12,000	12,000
5.00%, 2/1/31(e)	35,000	35,540
3.75%, 3/1/31(e)	37,000	35,996
5.80%, 3/1/33	45,000	48,303
6.13%, 1/15/34	35,000	38,295
6.25%, 10/1/39	81,000	88,848
5.75%, 10/1/41	30,000	31,127
6.50%, 10/1/53	90,000	99,246
5.75%, 3/15/54	80,000	80,447
5.88%, 1/15/66	107,000	106,962
Consumers Energy Co.
3.80%, 11/15/28	20,000	19,987
4.90%, 2/15/29	35,000	36,060
4.60%, 5/30/29	39,000	39,889
3.60%, 8/15/32	7,000	6,751
4.63%, 5/15/33	15,000	15,213
3.95%, 5/15/43	23,000	19,478
3.25%, 8/15/46	24,000	17,733
3.95%, 7/15/47	19,000	15,488
4.05%, 5/15/48	40,000	32,654
4.35%, 4/15/49	30,000	25,724
3.75%, 2/15/50	22,000	16,934
3.10%, 8/15/50	50,000	34,482
3.50%, 8/1/51	31,000	22,961
2.65%, 8/15/52	17,000	10,750
4.20%, 9/1/52	24,000	19,766
2.50%, 5/1/60	136,000	78,010
Continental Resources, Inc.
2.27%, 11/15/26(e)	33,000	32,567
4.38%, 1/15/28	62,000	62,111
Investments	Principal Amount	Value
5.75%, 1/15/31(e)	$65,000	$67,420
2.88%, 4/1/32(e)	114,000	101,578
4.90%, 6/1/44	16,000	13,200
COPT Defense Properties LP 2.90%, 12/1/33	85,000	73,848
Corebridge Financial, Inc.
3.85%, 4/5/29	99,000	97,895
3.90%, 4/5/32	108,000	102,602
6.05%, 9/15/33	36,000	38,544
5.75%, 1/15/34	55,000	56,871
4.35%, 4/5/42	69,000	59,352
4.40%, 4/5/52(b)	124,000	98,678
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	61,000	62,535
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(a)	188,000	188,947
Corebridge Global Funding
4.65%, 8/20/27(e)	40,000	40,351
5.90%, 9/19/28(e)	20,000	20,889
5.20%, 1/12/29(e)	25,000	25,745
5.20%, 6/24/29(e)	20,000	20,586
4.90%, 12/3/29(e)	24,000	24,505
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,997
8.25%, 4/15/29	20,000	20,791
CoreLogic, Inc. 4.50%, 5/1/28(e)	31,000	29,031
CoreWeave, Inc. 9.00%, 2/1/31(e)	141,000	136,482
Corewell Health Obligated Group 3.49%, 7/15/49, Series 19A	5,000	3,758
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(e)	63,000	31,465
9.50%, 8/15/29(e)	29,000	21,153
Corning, Inc.
4.70%, 3/15/37	25,000	24,689
5.75%, 8/15/40	35,000	37,227
4.75%, 3/15/42	45,000	42,508
5.35%, 11/15/48	91,000	90,257
3.90%, 11/15/49	59,000	46,898
4.38%, 11/15/57	70,000	58,574
5.85%, 11/15/68	25,000	25,042
5.45%, 11/15/79	100,000	94,649
Costco Wholesale Corp.
1.38%, 6/20/27	91,000	88,445
1.60%, 4/20/30	34,000	31,152
1.75%, 4/20/32	21,000	18,471

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Coterra Energy, Inc.
3.90%, 5/15/27	$42,000	$41,965
4.38%, 3/15/29	26,000	26,299
5.60%, 3/15/34	79,000	82,802
5.90%, 2/15/55	104,000	103,512
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/29(e)	336,000	330,812
Cougar JV Subsidiary LLC 8.00%, 5/15/32(e)	28,000	29,938
Cousins Properties LP 5.88%, 10/1/34	83,000	86,983
Cox Communications, Inc.
3.50%, 8/15/27(e)	96,000	95,193
5.45%, 9/15/28(e)	35,000	36,115
1.80%, 10/1/30(e)	30,000	26,569
2.60%, 6/15/31(e)	265,000	239,235
5.70%, 6/15/33(e)	16,000	16,284
5.45%, 9/1/34(e)	28,000	27,741
4.80%, 2/1/35(e)	25,000	23,506
8.38%, 3/1/39(e)	15,000	17,692
4.70%, 12/15/42(e)	15,000	12,153
4.50%, 6/30/43(e)	26,000	20,548
4.60%, 8/15/47(e)	160,000	121,388
2.95%, 10/1/50(e)	30,000	17,012
3.60%, 6/15/51(e)	30,000	19,096
5.80%, 12/15/53(e)	48,000	41,952
5.95%, 9/1/54(e)	14,000	12,514
Crane NXT Co.
6.55%, 11/15/36	8,000	8,729
4.20%, 3/15/48	67,000	44,470
Crescent Energy Finance LLC
7.75%, 7/31/29(e)	105,000	105,916
9.75%, 10/15/30(e)	12,000	12,916
7.63%, 4/1/32(e)	79,000	79,890
7.88%, 4/15/32(e)	41,000	41,726
7.38%, 1/15/33(e)	39,000	38,778
8.38%, 1/15/34(e)	50,000	51,690
CRH America Finance, Inc.
5.50%, 1/9/35	404,000	425,604
5.60%, 2/9/56	131,000	131,063
Crocs, Inc.
4.25%, 3/15/29(e)	14,000	13,625
4.13%, 8/15/31(e)	16,000	14,961
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	31,000	29,475
Crown Americas LLC 5.25%, 4/1/30	51,000	52,235
Crown Castle, Inc.
3.70%, 6/15/26	45,000	44,950
1.05%, 7/15/26	60,000	59,351
Investments	Principal Amount	Value
4.00%, 3/1/27	$10,000	$9,999
2.90%, 3/15/27	35,000	34,624
3.65%, 9/1/27	60,000	59,734
5.00%, 1/11/28	160,000	162,737
4.80%, 9/1/28	35,000	35,590
4.30%, 2/15/29	4,000	4,018
5.60%, 6/1/29	55,000	57,303
4.90%, 9/1/29	38,000	38,758
3.10%, 11/15/29	39,000	37,458
3.30%, 7/1/30	34,000	32,575
2.25%, 1/15/31	80,000	72,339
2.10%, 4/1/31	71,000	63,357
2.50%, 7/15/31	55,000	49,754
5.10%, 5/1/33	55,000	56,144
5.80%, 3/1/34	55,000	58,341
5.20%, 9/1/34	58,000	59,349
2.90%, 4/1/41	44,000	32,766
4.75%, 5/15/47	30,000	26,416
5.20%, 2/15/49	42,000	38,541
4.00%, 11/15/49	62,000	47,822
4.15%, 7/1/50	45,000	35,801
3.25%, 1/15/51(b)	146,000	98,464
CSC Holdings LLC
5.38%, 2/1/28(e)	360,000	259,677
5.75%, 1/15/30(e)	200,000	77,808
5.00%, 11/15/31(e)	200,000	74,237
CSX Corp.
4.10%, 3/15/44	50,000	43,093
4.30%, 3/1/48	26,000	22,198
2.50%, 5/15/51	419,000	256,491
4.50%, 8/1/54	29,000	24,958
4.25%, 11/1/66	46,000	36,183
4.65%, 3/1/68	108,000	91,108
CubeSmart LP
2.25%, 12/15/28	111,000	105,840
3.00%, 2/15/30	25,000	23,960
2.50%, 2/15/32	38,000	34,129
Cummins, Inc.
4.90%, 2/20/29	37,000	38,181
1.50%, 9/1/30	29,000	26,183
5.15%, 2/20/34(b)	15,000	15,678
4.88%, 10/1/43	22,000	21,398
2.60%, 9/1/50	81,000	50,459
5.45%, 2/20/54	50,000	50,055
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(e)	32,000	32,132
CVR Energy, Inc. 5.75%, 2/15/28(e)	8,000	7,996
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(e)	22,000	22,003
See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
CVS Health Corp.
3.63%, 4/1/27	$104,000	$103,669
1.30%, 8/21/27	139,000	133,849
4.30%, 3/25/28	308,000	309,821
5.00%, 1/30/29	62,000	63,626
5.13%, 2/21/30	105,000	108,338
3.75%, 4/1/30	105,000	103,361
1.75%, 8/21/30	87,000	78,230
5.55%, 6/1/31	33,000	34,813
2.13%, 9/15/31	69,000	61,256
5.25%, 2/21/33(b)	122,000	126,666
5.30%, 6/1/33	87,000	90,218
5.70%, 6/1/34	87,000	91,867
4.88%, 7/20/35	59,000	58,648
4.78%, 3/25/38	450,000	430,070
6.13%, 9/15/39	40,000	42,496
4.13%, 4/1/40	104,000	90,532
5.30%, 12/5/43	68,000	64,242
6.00%, 6/1/44	68,000	69,147
5.13%, 7/20/45	324,000	296,473
5.05%, 3/25/48	790,000	704,798
5.63%, 2/21/53	116,000	110,499
5.88%, 6/1/53	116,000	113,812
6.05%, 6/1/54	91,000	91,503
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(a)	29,000	30,254
6.00%, 6/1/63	21,000	20,575
6.25%, 9/15/65	232,000	235,491
Dana, Inc.
4.25%, 9/1/30	9,000	8,649
4.50%, 2/15/32	8,000	7,632
Danaher Corp.
4.38%, 9/15/45	33,000	29,232
2.60%, 10/1/50	65,000	40,276
2.80%, 12/10/51	67,000	42,968
Darden Restaurants, Inc.
6.30%, 10/10/33	280,000	307,500
4.55%, 2/15/48	41,000	34,574
Darling Ingredients, Inc.
5.25%, 4/15/27(e)	20,000	20,011
6.00%, 6/15/30(e)	100,000	101,444
Dartmouth-Hitchcock Health 4.18%, 8/1/48, Series B	21,000	17,116
DaVita, Inc. 4.63%, 6/1/30(e)	50,000	48,967
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,585
5.13%, 5/15/29	18,000	18,518
8.13%, 8/16/30	21,000	24,454
3.25%, 2/15/32	29,000	27,033
6.45%, 11/3/36(e)	12,000	13,173
Investments	Principal Amount	Value
6.75%, 9/15/37(e)	$19,000	$21,159
5.60%, 4/1/44	36,000	35,751
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/28(e)	74,000	73,332
Deere & Co.
3.10%, 4/15/30	14,000	13,597
2.88%, 9/7/49	449,000	310,281
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(e)	16,000	16,091
8.63%, 3/15/29(e)	35,000	36,579
Dell International LLC/EMC Corp.
8.35%, 7/15/46	320,000	409,812
3.45%, 12/15/51(b)	402,000	281,915
Dell, Inc. 6.50%, 4/15/38	85,000	92,450
Delmarva Power & Light Co. 4.15%, 5/15/45	24,000	20,586
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	34,000	31,919
8.38%, 9/12/55, (8.375% fixed rate until 9/12/30; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(b)	34,000	33,987
Devon Energy Corp.
5.25%, 10/15/27	25,000	25,019
5.88%, 6/15/28	20,000	20,022
7.88%, 9/30/31	50,000	58,548
7.95%, 4/15/32	25,000	29,463
5.20%, 9/15/34(b)	113,000	115,914
5.60%, 7/15/41	53,000	53,139
4.75%, 5/15/42	68,000	61,694
5.00%, 6/15/45	91,000	82,930
5.75%, 9/15/54(b)	86,000	83,732
DH Europe Finance II SARL
3.25%, 11/15/39	59,000	48,877
3.40%, 11/15/49	59,000	42,991
Diamondback Energy, Inc.
5.20%, 4/18/27	52,000	52,661
3.50%, 12/1/29	75,000	73,439
5.15%, 1/30/30	61,000	63,286
3.13%, 3/24/31	57,000	54,096
6.25%, 3/15/33	80,000	87,458
5.40%, 4/18/34	93,000	96,732
4.40%, 3/24/51(b)	70,000	57,951
4.25%, 3/15/52	131,000	105,064
6.25%, 3/15/53	60,000	62,528
5.75%, 4/18/54(b)	200,000	195,228
5.90%, 4/18/64	93,000	91,289
Dick’s Sporting Goods, Inc.
3.15%, 1/15/32(b)	54,000	50,219
4.10%, 1/15/52	68,000	49,588

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Digital Realty Trust LP 3.60%, 7/1/29	$91,000	$89,864
Dignity Health 5.27%, 11/1/64	80,000	74,774
Directv Financing LLC 8.88%, 2/1/30(e)	82,000	82,126
Discover Bank 4.65%, 9/13/28	250,000	253,932
Discover Financial Services
4.10%, 2/9/27	46,000	46,061
6.70%, 11/29/32	3,000	3,339
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	83,597
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,286,337
3.63%, 5/15/30	225,000	218,300
5.00%, 9/20/37	49,000	38,683
6.35%, 6/1/40	60,000	49,456
DISH DBS Corp. 5.75%, 12/1/28(e)	592,000	573,599
Diversified Healthcare Trust
4.75%, 2/15/28	20,000	19,588
4.38%, 3/1/31	62,000	56,105
Doctors Co. An Interinsurance Exchange 4.50%, 1/18/32(e)	20,000	18,420
Dollar General Corp.
4.13%, 5/1/28	26,000	26,097
3.50%, 4/3/30	27,000	26,282
5.00%, 11/1/32(b)	50,000	51,303
5.45%, 7/5/33	70,000	73,460
4.13%, 4/3/50	118,000	93,655
5.50%, 11/1/52	45,000	44,230
Dollar Tree, Inc.
4.20%, 5/15/28(b)	77,000	77,285
2.65%, 12/1/31	99,000	90,541
3.38%, 12/1/51	36,000	24,352
Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	52,000	47,705
Dominion Energy, Inc.
2.25%, 8/15/31, Series C	60,000	54,202
5.38%, 11/15/32	60,000	62,985
4.90%, 8/1/41, Series C	46,000	43,270
4.85%, 8/15/52, Series B	188,000	163,702
6.00%, 2/15/56, Series**, (6.00% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 2.262% thereafter)(a)	52,000	52,841
Domtar Corp. 6.75%, 10/1/28(e)	26,000	19,877
Investments	Principal Amount	Value
Dover Corp.
2.95%, 11/4/29	$21,000	$20,261
5.38%, 10/15/35	61,000	65,279
5.38%, 3/1/41	61,000	63,513
Dow Chemical Co.
4.25%, 10/1/34	390,000	360,631
5.25%, 11/15/41	70,000	62,880
4.38%, 11/15/42	382,000	302,285
4.63%, 10/1/44	15,000	12,129
4.80%, 5/15/49	12,000	9,374
3.60%, 11/15/50	454,000	297,511
DPL LLC/Ohio 4.35%, 4/15/29	16,000	15,807
DR Horton, Inc.
1.30%, 10/15/26	91,000	89,583
1.40%, 10/15/27	31,000	29,850
5.00%, 10/15/34	101,000	103,542
Dresdner Funding Trust I 8.15%, 6/30/31(e)	629,000	691,557
DT Midstream, Inc.
4.38%, 6/15/31(e)	41,000	40,463
4.30%, 4/15/32(e)	25,000	24,494
DTE Electric Co.
4.85%, 12/1/26	35,000	35,284
1.90%, 4/1/28, Series A	10,000	9,641
2.25%, 3/1/30	12,000	11,266
2.63%, 3/1/31, Series C	12,000	11,242
3.00%, 3/1/32, Series A	10,000	9,378
5.20%, 4/1/33(b)	12,000	12,559
4.30%, 7/1/44	17,000	15,035
3.70%, 3/15/45	24,000	19,243
3.70%, 6/1/46	15,000	11,841
3.75%, 8/15/47	24,000	18,937
4.05%, 5/15/48, Series A	25,000	20,606
3.95%, 3/1/49	32,000	25,874
2.95%, 3/1/50	57,000	38,410
3.25%, 4/1/51, Series B	182,000	128,135
3.65%, 3/1/52, Series B	20,000	15,061
5.40%, 4/1/53	25,000	24,660
DTE Energy Co.
2.85%, 10/1/26	35,000	34,775
4.88%, 6/1/28	30,000	30,584
5.10%, 3/1/29	75,000	77,195
3.40%, 6/15/29, Series C	35,000	34,331
2.95%, 3/1/30	22,000	21,000
5.85%, 6/1/34(b)	79,000	85,012
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	56,835
3.45%, 4/15/51	809,000	578,773
3.55%, 3/15/52	42,000	30,852

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Duke Energy Carolinas Nc Storm Funding II LLC 5.07%, 1/1/46, Series A-2	$125,000	$126,659
Duke Energy Corp.
2.45%, 6/1/30	225,000	210,855
4.50%, 8/15/32	85,000	85,734
4.80%, 12/15/45	22,000	19,612
3.75%, 9/1/46	249,000	191,304
3.50%, 6/15/51	127,000	88,686
Duke Energy Florida LLC
3.80%, 7/15/28	1,102,000	1,103,535
6.40%, 6/15/38	141,000	158,357
3.40%, 10/1/46	29,000	21,675
6.20%, 11/15/53	34,000	36,971
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	23,235
2.75%, 4/1/50	36,000	22,851
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	262,076
2.50%, 8/15/50	486,000	291,951
2.90%, 8/15/51	29,000	18,602
Duke Energy Progress NC Storm Funding LLC 2.80%, 7/1/41, Series A-3	19,000	15,141
Duke University
2.68%, 10/1/44, Series 2020	8,000	6,111
2.76%, 10/1/50, Series 2020	6,000	4,000
DuPont de Nemours, Inc. 5.42%, 11/15/48(b)	168,000	160,733
Duquesne Light Holdings, Inc. 2.53%, 10/1/30(e)	17,000	15,745
East Ohio Gas Co.
2.00%, 6/15/30(e)	20,000	18,283
3.00%, 6/15/50(e)	150,000	98,669
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/29	259,000	250,446
Eastman Chemical Co.
4.50%, 12/1/28	39,000	39,461
5.75%, 3/8/33	35,000	37,226
5.63%, 2/20/34	55,000	57,436
4.80%, 9/1/42	45,000	40,964
4.65%, 10/15/44	80,000	69,457
Eaton Corp.
3.10%, 9/15/27	50,000	49,586
4.00%, 11/2/32(b)	15,000	14,908
4.15%, 3/15/33	25,000	24,940
4.15%, 11/2/42	44,000	39,032
3.92%, 9/15/47	15,000	12,501
4.70%, 8/23/52	62,000	56,697
eBay, Inc.
2.70%, 3/11/30	344,000	326,190
3.65%, 5/10/51	190,000	141,378
Investments	Principal Amount	Value
EchoStar Corp. 6.75%, 11/30/30, PIK	$95,416	$96,821
Ecolab, Inc.
2.70%, 11/1/26	41,000	40,724
1.65%, 2/1/27	7,000	6,870
3.25%, 12/1/27	27,000	26,850
5.25%, 1/15/28	27,000	27,748
4.80%, 3/24/30	14,000	14,431
1.30%, 1/30/31	12,000	10,572
2.13%, 2/1/32	13,000	11,666
5.50%, 12/8/41	25,000	26,516
3.95%, 12/1/47	42,000	35,027
2.13%, 8/15/50	33,000	18,649
2.70%, 12/15/51	56,000	35,211
2.75%, 8/18/55	45,000	27,722
Edgewell Personal Care Co.
5.50%, 6/1/28(e)	31,000	30,999
4.13%, 4/1/29(e)	35,000	33,802
El Paso Electric Co.
6.00%, 5/15/35	36,000	38,234
5.00%, 12/1/44	72,000	66,075
Elanco Animal Health, Inc. 6.65%, 8/28/28	40,000	41,607
Elastic NV 4.13%, 7/15/29(e)	31,000	29,372
Element Solutions, Inc. 3.88%, 9/1/28(e)	33,000	32,457
Elevance Health, Inc.
3.65%, 12/1/27	99,000	98,626
2.55%, 3/15/31	72,000	66,357
4.95%, 11/1/31	54,000	55,598
4.10%, 5/15/32	43,000	42,251
5.50%, 10/15/32	83,000	87,670
4.75%, 2/15/33	72,000	72,857
5.38%, 6/15/34	72,000	74,977
5.95%, 12/15/34	20,000	21,610
5.20%, 2/15/35	105,000	107,945
5.85%, 1/15/36	35,000	37,322
6.38%, 6/15/37	139,000	154,358
4.65%, 1/15/43	16,000	14,484
5.10%, 1/15/44	60,000	57,073
3.13%, 5/15/50	296,000	197,434
3.60%, 3/15/51	24,000	17,335
4.55%, 5/15/52	545,000	456,782
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,500
5.50%, 3/15/27	25,000	25,490
3.10%, 5/15/27	30,000	29,826
4.70%, 2/27/33	20,000	20,601
4.70%, 2/9/34	30,000	30,766

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
5.55%, 3/15/37	$48,000	$52,101
3.70%, 3/1/45	186,000	151,495
3.95%, 5/15/47	301,000	249,834
3.95%, 3/15/49	47,000	38,478
2.25%, 5/15/50	127,000	74,453
4.88%, 2/27/53	61,000	56,215
5.00%, 2/9/54	73,000	68,674
5.05%, 8/14/54	57,000	53,902
4.15%, 3/15/59	69,000	55,746
2.50%, 9/15/60	417,000	230,858
4.95%, 2/27/63	49,000	44,635
5.10%, 2/9/64	114,000	106,095
Embarq LLC 8.00%, 6/1/36	59,000	23,092
Embecta Corp.
5.00%, 2/15/30(b)(e)	20,000	18,812
6.75%, 2/15/30(e)	10,000	9,672
Emerson Electric Co.
2.00%, 12/21/28	107,000	102,212
1.95%, 10/15/30	265,000	242,920
5.25%, 11/15/39	24,000	25,019
2.80%, 12/21/51	25,000	16,200
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.75%, 7/15/31(e)	20,000	20,872
Enact Holdings, Inc. 6.25%, 5/28/29	43,000	45,139
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	44,408
5.50%, 9/15/40	50,000	50,666
7.38%, 10/15/45	55,000	65,134
Encompass Health Corp.
4.50%, 2/1/28	33,000	32,882
4.75%, 2/1/30	29,000	28,889
4.63%, 4/1/31	16,000	15,709
Endo Finance Holdings LP 8.50%, 4/15/31(e)	41,000	43,591
Energizer Holdings, Inc. 4.38%, 3/31/29(e)	60,000	58,303
Energy Transfer LP
3.90%, 7/15/26	35,000	34,980
4.00%, 10/1/27	101,000	101,147
3.75%, 5/15/30	83,000	81,650
5.75%, 2/15/33	925,000	982,352
5.55%, 5/15/34	263,000	274,288
6.50%, 2/1/42	872,000	936,032
4.95%, 1/15/43	30,000	27,333
5.15%, 2/1/43	88,000	81,078
5.30%, 4/1/44	65,000	60,658
5.35%, 5/15/45	70,000	64,674
6.13%, 12/15/45	583,000	591,213
Investments	Principal Amount	Value
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	$33,000	$35,466
6.30%, 1/15/56	149,000	150,784
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(a)	64,000	65,383
EnerSys
4.38%, 12/15/27(e)	12,000	11,957
6.63%, 1/15/32(e)	12,000	12,417
Enstar Finance LLC 5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	70,000	69,607
Enstar Group Ltd.
4.95%, 6/1/29	36,000	36,533
3.10%, 9/1/31	36,000	32,417
Entergy Arkansas LLC
4.00%, 6/1/28	215,000	215,971
5.15%, 1/15/33	9,000	9,379
5.30%, 9/15/33	6,000	6,304
5.45%, 6/1/34	8,000	8,466
2.65%, 6/15/51	44,000	26,656
3.35%, 6/15/52	88,000	61,134
5.75%, 6/1/54	26,000	26,398
Entergy Corp.
1.90%, 6/15/28	40,000	38,231
2.80%, 6/15/30	48,000	45,402
2.40%, 6/15/31	46,000	41,772
3.75%, 6/15/50	54,000	39,998
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	34,000	35,609
Entergy Louisiana LLC
2.40%, 10/1/26	22,000	21,829
3.12%, 9/1/27	175,000	173,627
1.60%, 12/15/30	6,000	5,358
3.05%, 6/1/31	17,000	16,116
2.35%, 6/15/32	10,000	8,956
4.00%, 3/15/33	15,000	14,602
5.35%, 3/15/34	10,000	10,525
5.15%, 9/15/34(b)	19,000	19,645
3.10%, 6/15/41	33,000	25,579
4.20%, 9/1/48	59,000	48,285
4.20%, 4/1/50	28,000	22,718
2.90%, 3/15/51	42,000	26,869
4.75%, 9/15/52	33,000	29,179
5.70%, 3/15/54	46,000	46,192
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	20,580
5.00%, 9/1/33	191,000	196,885

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.85%, 6/1/49	$13,000	$10,146
3.50%, 6/1/51	24,000	17,299
5.85%, 6/1/54	20,000	20,235
Entergy Texas, Inc.
4.00%, 3/30/29	134,000	134,458
1.75%, 3/15/31	20,000	17,844
4.50%, 3/30/39	26,000	24,599
3.55%, 9/30/49	31,000	22,578
5.00%, 9/15/52	45,000	40,596
5.80%, 9/1/53	61,000	62,342
5.55%, 9/15/54	23,000	22,487
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	426,505
6.88%, 3/1/33, Series D	105,000	120,753
4.95%, 2/15/35	72,000	73,761
4.85%, 3/15/44	454,000	423,337
4.90%, 5/15/46	110,000	102,023
4.25%, 2/15/48	126,000	105,226
4.80%, 2/1/49	130,000	116,960
4.20%, 1/31/50	30,000	24,681
3.70%, 1/31/51	49,000	36,751
3.20%, 2/15/52	49,000	33,046
3.30%, 2/15/53	87,000	59,278
3.95%, 1/31/60	185,000	138,146
EOG Resources, Inc.
4.38%, 4/15/30	100,000	101,417
3.90%, 4/1/35	27,000	25,514
4.95%, 4/15/50	14,000	12,751
5.65%, 12/1/54	7,000	7,010
5.95%, 7/15/55	161,000	168,194
EQT Corp.
4.50%, 1/15/29	115,000	116,019
7.50%, 6/1/30	151,000	167,719
4.75%, 1/15/31	106,000	107,528
Equifax, Inc.
5.10%, 12/15/27	46,000	46,852
5.10%, 6/1/28	65,000	66,397
2.35%, 9/15/31	100,000	89,651
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/34	70,000	73,148
Equinix, Inc.
2.90%, 11/18/26	37,000	36,708
1.80%, 7/15/27	31,000	30,120
1.55%, 3/15/28	40,000	38,127
3.20%, 11/18/29	236,000	228,159
2.50%, 5/15/31	201,000	183,591
3.90%, 4/15/32	17,000	16,472
3.00%, 7/15/50	16,000	10,362
2.95%, 9/15/51	112,000	71,252
3.40%, 2/15/52	45,000	31,172
Investments	Principal Amount	Value
EquipmentShare.com, Inc.
9.00%, 5/15/28(e)	$43,000	$45,064
8.63%, 5/15/32(e)	25,000	26,761
Equitable Financial Life Global Funding
1.40%, 8/27/27(e)	61,000	58,807
4.88%, 11/19/27(e)	20,000	20,308
5.45%, 3/3/28(e)	12,000	12,310
1.80%, 3/8/28(e)	30,000	28,684
1.75%, 11/15/30(e)	12,000	10,654
Equitable Holdings, Inc.
4.35%, 4/20/28	29,000	29,147
5.59%, 1/11/33	36,000	37,498
5.00%, 4/20/48	171,000	152,479
ERAC USA Finance LLC
3.30%, 12/1/26(e)	25,000	24,895
4.60%, 5/1/28(e)	40,000	40,615
5.00%, 2/15/29(e)	30,000	30,891
6.70%, 6/1/34(e)	20,000	22,826
5.20%, 10/30/34(e)	30,000	31,198
7.00%, 10/15/37(e)	50,000	58,935
5.63%, 3/15/42(e)	25,000	25,903
4.50%, 2/15/45(e)	30,000	26,900
4.20%, 11/1/46(e)	25,000	21,178
5.40%, 5/1/53(b)(e)	40,000	39,834
ERP Operating LP 3.00%, 7/1/29	79,000	76,796
Esab Corp. 6.25%, 4/15/29(e)	29,000	29,786
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	146,751
4.28%, 5/1/49	10,000	8,271
3.35%, 4/15/50	100,000	70,309
5.30%, 5/1/52	86,000	81,272
Essex Portfolio LP
3.38%, 4/15/26	30,000	29,969
3.63%, 5/1/27	20,000	19,954
1.70%, 3/1/28	30,000	28,737
4.00%, 3/1/29	20,000	19,965
3.00%, 1/15/30	40,000	38,333
2.55%, 6/15/31	20,000	18,309
2.65%, 3/15/32	46,000	41,514
5.50%, 4/1/34	30,000	31,255
4.50%, 3/15/48	25,000	21,477
2.65%, 9/1/50	25,000	15,224
Estee Lauder Cos., Inc.
4.38%, 5/15/28	60,000	60,696
2.38%, 12/1/29	15,000	14,161
2.60%, 4/15/30	15,000	14,223
1.95%, 3/15/31	10,000	9,032
5.00%, 2/14/34	15,000	15,508
6.00%, 5/15/37	15,000	16,578

See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
4.38%, 6/15/45	$20,000	$17,271
4.15%, 3/15/47	20,000	16,420
3.13%, 12/1/49	191,000	130,525
5.15%, 5/15/53	25,000	23,451
EUSHI Finance, Inc. 7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(a)	120,000	126,918
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	31,216
3.50%, 10/15/50	90,000	62,968
3.13%, 10/15/52	90,000	57,223
Evergy Kansas Central, Inc.
3.10%, 4/1/27	20,000	19,852
5.90%, 11/15/33	5,000	5,419
4.13%, 3/1/42	24,000	20,870
4.10%, 4/1/43	20,000	17,205
4.25%, 12/1/45	13,000	11,054
3.25%, 9/1/49	46,000	32,123
3.45%, 4/15/50	118,000	85,765
5.70%, 3/15/53	20,000	20,235
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	9,332
4.95%, 4/15/33	5,000	5,142
5.40%, 4/1/34	6,000	6,354
5.30%, 10/1/41	20,000	20,215
4.20%, 6/15/47	32,000	26,678
4.20%, 3/15/48	15,000	12,416
4.13%, 4/1/49, Series 2019	20,000	16,458
Evergy Missouri West, Inc.
5.15%, 12/15/27(e)	10,000	10,188
5.65%, 6/1/34(e)	22,000	23,003
Evergy, Inc. 2.90%, 9/15/29	55,000	52,883
Eversource Energy
5.45%, 3/1/28	69,000	70,826
4.25%, 4/1/29, Series O	218,000	218,935
3.45%, 1/15/50	138,000	98,192
Exelon Corp.
3.40%, 4/15/26	47,000	46,964
2.75%, 3/15/27	25,000	24,710
5.15%, 3/15/28	42,000	42,980
5.15%, 3/15/29	41,000	42,374
3.35%, 3/15/32	45,000	42,562
5.30%, 3/15/33	59,000	61,784
5.45%, 3/15/34	45,000	47,270
4.95%, 6/15/35	30,000	30,079
5.63%, 6/15/35	45,000	47,516
5.10%, 6/15/45	67,000	62,633
4.45%, 4/15/46	68,000	57,870
4.70%, 4/15/50	68,000	58,709
Investments	Principal Amount	Value
4.10%, 3/15/52	$63,000	$49,373
5.60%, 3/15/53	95,000	92,398
Expand Energy Corp. 5.38%, 3/15/30	75,000	76,198
Expedia Group, Inc. 3.25%, 2/15/30	229,000	219,782
Extra Space Storage LP
5.50%, 7/1/30	31,000	32,439
2.40%, 10/15/31	465,000	416,987
5.40%, 6/15/35	92,000	95,132
Exxon Mobil Corp.
3.57%, 3/6/45	83,000	66,612
3.45%, 4/15/51	259,000	190,440
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	31,163
6.50%, 6/4/29	31,000	31,915
6.25%, 10/4/34(b)	35,000	33,454
F&G Global Funding
1.75%, 6/30/26(e)	31,000	30,750
2.30%, 4/11/27(e)	16,000	15,680
5.88%, 6/10/27(e)	24,000	24,378
2.00%, 9/20/28(e)	16,000	15,024
FactSet Research Systems, Inc. 3.45%, 3/1/32	40,000	36,653
Fair Isaac Corp.
5.25%, 5/15/26(e)	16,000	16,009
4.00%, 6/15/28(e)	65,000	63,681
Farmers Exchange Capital III 5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; 3-month Secured Overnight Financing Rate + 3.716% thereafter)(a)(e)	20,000	18,822
Farmers Insurance Exchange 4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(e)	60,000	51,193
Federal Realty OP LP 3.50%, 6/1/30	85,000	82,640
FedEx Corp.
2.40%, 5/15/31	56,000	51,498
4.90%, 1/15/34	262,000	267,997
5.10%, 1/15/44	240,000	228,509
4.05%, 2/15/48	196,000	157,112
5.25%, 5/15/50	207,000	198,430
Ferguson Enterprises, Inc. 5.00%, 10/3/34	115,000	116,848
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/29(e)	34,000	32,888
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(b)(e)	41,000	39,807
6.75%, 1/15/30(e)	51,000	48,138

See Notes to Financial Statements.

110    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Fidelity National Financial, Inc.
3.40%, 6/15/30	$46,000	$43,937
2.45%, 3/15/31	80,000	71,787
3.20%, 9/17/51	41,000	25,954
Fidelity National Information Services, Inc.
1.65%, 3/1/28	46,000	43,904
3.75%, 5/21/29	33,000	32,536
2.25%, 3/1/31	69,000	62,192
5.10%, 7/15/32	23,000	23,399
3.10%, 3/1/41	68,000	50,336
4.50%, 8/15/46	29,000	24,568
Fifth Third Bancorp 8.25%, 3/1/38	225,000	279,053
Fifth Third Financial Corp.
4.00%, 2/1/29	85,000	84,984
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	121,610
First American Financial Corp.
4.00%, 5/15/30	83,000	80,783
2.40%, 8/15/31	49,000	43,222
First Citizens BancShares, Inc. 6.25%, 3/12/40, (6.254% fixed rate until 12/12/34; 5-year Constant Maturity Treasury Rate + 1.97% thereafter)(a)	40,000	40,779
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/29(e)	33,000	32,035
FirstCash, Inc.
4.63%, 9/1/28(e)	20,000	19,778
5.63%, 1/1/30(e)	23,000	23,041
6.88%, 3/1/32(e)	20,000	20,691
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	36,000	37,250
FirstEnergy Corp.
2.65%, 3/1/30	43,000	40,643
2.25%, 9/1/30, Series B	32,000	29,403
4.85%, 7/15/47, Series C	66,000	58,916
3.40%, 3/1/50, Series C	79,000	55,399
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(e)	12,000	12,010
3.25%, 3/15/28(e)	12,000	11,817
5.20%, 4/1/28(e)	17,000	17,389
4.30%, 1/15/29(e)	67,000	67,393
3.60%, 6/1/29(e)	12,000	11,839
FirstEnergy Transmission LLC
2.87%, 9/15/28(e)	20,000	19,475
5.45%, 7/15/44(e)	16,000	15,804
4.55%, 4/1/49(e)	20,000	17,379
Fiserv, Inc.
2.25%, 6/1/27	412,000	402,528
2.65%, 6/1/30	625,000	580,387
Investments	Principal Amount	Value
5.45%, 3/15/34	$95,000	$96,883
4.40%, 7/1/49	295,000	233,820
Five Corners Funding Trust II 2.85%, 5/15/30(b)(e)	109,000	103,360
Flex Intermediate Holdco LLC
3.36%, 6/30/31(e)	33,000	30,723
4.32%, 12/30/39(e)	18,000	15,545
Flex Ltd.
6.00%, 1/15/28	23,000	23,766
4.88%, 6/15/29	37,000	37,699
4.88%, 5/12/30	46,000	46,859
5.25%, 1/15/32	36,000	36,957
5.38%, 11/13/35	44,000	44,489
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(e)	20,000	18,742
2.30%, 10/1/31(e)	31,000	27,903
Florida Power & Light Co.
4.13%, 2/1/42	45,000	39,865
3.99%, 3/1/49	15,000	12,131
3.15%, 10/1/49	426,000	300,098
2.88%, 12/4/51	294,000	191,199
Flowers Foods, Inc. 6.20%, 3/15/55	87,000	75,235
Flowserve Corp. 2.80%, 1/15/32	35,000	31,844
Fluor Corp. 4.25%, 9/15/28	25,000	24,835
FMC Corp.
3.45%, 10/1/29(b)	32,000	28,276
5.65%, 5/18/33(b)	26,000	22,850
4.50%, 10/1/49	60,000	36,893
6.38%, 5/18/53(b)	50,000	37,402
8.45%, 11/1/55, (8.45% fixed rate until 11/1/30; 5-year Constant Maturity Treasury Rate + 4.366% thereafter)(a)	37,000	24,427
FMR LLC 7.57%, 6/15/29(e)	153,000	168,925
Focus Financial Partners LLC 6.75%, 9/15/31(e)	40,000	40,009
Ford Motor Co.
6.63%, 10/1/28	28,000	29,622
9.63%, 4/22/30	134,000	156,590
7.45%, 7/16/31	76,000	84,912
3.25%, 2/12/32	323,000	290,739
6.10%, 8/19/32	44,000	46,051
4.75%, 1/15/43	468,000	376,703
7.40%, 11/1/46	45,000	49,235
5.29%, 12/8/46(b)	259,000	221,638
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	589,306
4.13%, 8/17/27	895,000	891,904
6.50%, 2/7/35(b)	265,000	278,245
See Notes to Financial Statements.

WisdomTree Trust    111

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Fortive Corp. 4.30%, 6/15/46	$107,000	$90,463
Fortrea Holdings, Inc. 7.50%, 7/1/30(e)	88,000	83,893
Fortress Intermediate 3, Inc. 7.50%, 6/1/31(e)	34,000	33,269
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	32,000	31,114
4.50%, 3/25/52	119,000	96,971
Foundry JV Holdco LLC 6.25%, 1/25/35(e)	428,000	460,837
Fox Corp.
4.71%, 1/25/29	171,000	173,613
6.50%, 10/13/33	16,000	17,554
5.58%, 1/25/49(b)	275,000	261,306
Franklin BSP Capital Corp. 6.00%, 10/2/30(e)	54,000	52,512
Franklin Resources, Inc. 1.60%, 10/30/30	2,000	1,798
Fred Hutchinson Cancer Center 4.97%, 1/1/52, Series 2022	20,000	18,781
Freedom Mortgage Corp.
6.63%, 1/15/27(e)	22,000	22,015
12.25%, 10/1/30(e)	20,000	21,770
Freedom Mortgage Holdings LLC 9.13%, 5/15/31(e)	17,000	17,648
Freeport-McMoRan, Inc.
4.13%, 3/1/28	30,000	29,991
4.38%, 8/1/28	25,000	25,049
5.25%, 9/1/29	35,000	35,537
4.25%, 3/1/30	30,000	30,069
4.63%, 8/1/30	40,000	40,469
5.40%, 11/14/34	75,000	78,462
5.45%, 3/15/43(b)	195,000	192,948
Frontier Communications Holdings LLC
5.88%, 11/1/29	30,000	30,340
6.00%, 1/15/30(e)	40,000	40,446
8.63%, 3/15/31(e)	30,000	31,369
Frontier Florida LLC 6.86%, 2/1/28, Series E	62,000	64,581
Frontier North, Inc. 6.73%, 2/15/28, Series G	12,000	12,465
FS KKR Capital Corp.
2.63%, 1/15/27	65,000	63,339
3.25%, 7/15/27	180,000	172,901
3.13%, 10/12/28	190,000	173,087
7.88%, 1/15/29	336,000	342,560
6.13%, 1/15/30	32,000	30,713
FTAI Aviation Investors LLC
5.50%, 5/1/28(e)	41,000	41,086
7.88%, 12/1/30(e)	20,000	21,185
7.00%, 5/1/31(e)	123,000	129,211
Investments	Principal Amount	Value
FXI Holdings, Inc. 14.00%, 11/15/29, PIK(e)	$34,045	$19,730
GA Global Funding Trust 5.50%, 1/8/29(e)	150,000	154,063
Gartner, Inc.
3.63%, 6/15/29(e)	315,000	299,065
3.75%, 10/1/30(e)	130,000	120,230
GATX Corp.
5.40%, 3/15/27	20,000	20,287
3.85%, 3/30/27	79,000	78,897
3.50%, 3/15/28	20,000	19,800
4.55%, 11/7/28	20,000	20,267
4.70%, 4/1/29	35,000	35,649
4.00%, 6/30/30	35,000	34,758
1.90%, 6/1/31	29,000	25,767
3.50%, 6/1/32	71,000	67,221
4.90%, 3/15/33	30,000	30,513
5.45%, 9/15/33	30,000	31,480
6.05%, 3/15/34	20,000	21,713
6.90%, 5/1/34	116,000	131,868
5.20%, 3/15/44	25,000	24,091
3.10%, 6/1/51	158,000	104,074
6.05%, 6/5/54	73,000	75,550
GCI LLC 4.75%, 10/15/28(e)	128,000	125,938
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	168,972
5.91%, 11/22/32	339,000	367,033
4.95%, 12/15/35	168,000	169,162
Gen Digital, Inc.
6.75%, 9/30/27(e)	37,000	37,379
7.13%, 9/30/30(b)(e)	70,000	71,050
General Dynamics Corp.
2.63%, 11/15/27	32,000	31,506
3.75%, 5/15/28	64,000	64,204
4.25%, 4/1/40	174,000	162,255
3.60%, 11/15/42	46,000	38,373
General Electric Co.
5.88%, 1/14/38	25,000	27,482
4.35%, 5/1/50	269,000	235,843
General Mills, Inc.
3.20%, 2/10/27	6,000	5,964
4.20%, 4/17/28	40,000	40,155
5.50%, 10/17/28	2,000	2,075
2.88%, 4/15/30	54,000	51,348
4.70%, 4/17/48	40,000	35,680
3.00%, 2/1/51	196,000	128,564
General Motors Co.
6.60%, 4/1/36	309,000	339,250
5.40%, 4/1/48(b)	314,000	289,536
5.95%, 4/1/49	39,000	38,462

See Notes to Financial Statements.

112    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
General Motors Financial Co., Inc.
4.35%, 1/17/27	$419,000	$419,693
3.60%, 6/21/30	2,790,000	2,711,650
Genesee & Wyoming, Inc. 6.25%, 4/15/32(e)	29,000	29,916
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	28,000	28,065
8.25%, 1/15/29	25,000	26,090
8.88%, 4/15/30	2,000	2,102
7.88%, 5/15/32	34,000	35,610
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/30	54,000	53,406
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,301
1.88%, 11/1/30	36,000	31,809
2.75%, 2/1/32	36,000	31,955
6.88%, 11/1/33(b)	27,000	29,855
Genworth Holdings, Inc. 6.50%, 6/15/34	15,000	15,442
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,175
10.25%, 4/15/31	26,000	27,934
George Washington University
4.30%, 9/15/44, Series 2014	20,000	17,686
4.87%, 9/15/45, Series 2015	23,000	21,826
4.13%, 9/15/48, Series 2018	73,000	61,368
Georgetown University
4.32%, 4/1/49, Series B	47,000	40,556
2.94%, 4/1/50, Series 20A	23,000	15,437
5.12%, 4/1/53(b)	17,000	16,388
5.22%, 10/1/18, Series A	13,000	11,852
Georgia Power Co. 3.25%, 3/15/51, Series A	104,000	72,573
GFL Environmental, Inc.
4.00%, 8/1/28(e)	31,000	30,541
3.50%, 9/1/28(e)	31,000	30,348
4.75%, 6/15/29(e)	31,000	30,835
4.38%, 8/15/29(e)	23,000	22,608
6.75%, 1/15/31(e)	41,000	43,025
Gilead Sciences, Inc.
1.20%, 10/1/27	45,000	43,297
1.65%, 10/1/30	70,000	63,313
5.25%, 10/15/33	25,000	26,394
5.10%, 6/15/35	88,000	91,104
4.60%, 9/1/35	90,000	89,964
4.00%, 9/1/36	26,000	24,546
2.60%, 10/1/40	69,000	51,708
4.80%, 4/1/44	160,000	149,802
4.50%, 2/1/45	160,000	143,206
Investments	Principal Amount	Value
4.75%, 3/1/46	$204,000	$186,946
4.15%, 3/1/47	160,000	134,640
2.80%, 10/1/50	135,000	86,915
5.55%, 10/15/53(b)	90,000	90,579
5.50%, 11/15/54	88,000	87,760
5.60%, 11/15/64	60,000	60,139
Glatfelter Corp. 4.75%, 11/15/29(e)	20,000	18,613
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,717
6.38%, 5/15/38	206,000	235,259
4.20%, 3/18/43	7,000	6,281
Global Atlantic Fin Co.
4.40%, 10/15/29(e)	37,000	36,452
3.13%, 6/15/31(e)	27,000	24,318
7.95%, 6/15/33(e)	27,000	29,557
6.75%, 3/15/54(b)(e)	31,000	29,180
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(e)	20,000	19,149
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(e)	16,000	16,016
7.50%, 4/15/32(e)	12,000	12,680
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	14,000	14,153
8.25%, 1/15/32(e)	21,000	22,200
Global Payments, Inc.
4.15%, 8/15/49	154,000	114,936
5.95%, 8/15/52(b)	279,000	266,054
Globe Life, Inc.
4.55%, 9/15/28	34,000	34,292
2.15%, 8/15/30	29,000	26,520
4.80%, 6/15/32	29,000	29,248
5.85%, 9/15/34	31,000	32,604
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	20,000	20,428
4.00%, 1/15/30	49,000	47,888
4.00%, 1/15/31	49,000	47,233
3.25%, 1/15/32	56,000	51,182
6.75%, 12/1/33	55,000	59,670
5.63%, 9/15/34	72,000	73,315
6.25%, 9/15/54	75,000	75,078
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(e)	25,000	24,911
3.50%, 3/1/29(e)	33,000	30,862
Goldman Sachs Bank USA 5.28%, 3/18/27, (5.283% fixed rate until 3/18/26; Secured Overnight Financing Rate + 0.777% thereafter)(a)	86,000	86,064

See Notes to Financial Statements.

WisdomTree Trust    113

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Goldman Sachs Capital I 6.35%, 2/15/34	$257,000	$276,991
Goldman Sachs Group, Inc.
5.95%, 1/15/27	6,000	6,099
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	38,037
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	234,000	230,823
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	225,000	222,011
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	178,195
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	137,000	136,423
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	143,000	143,942
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	137,000	136,221
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	47,000	47,131
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	159,876
2.60%, 2/7/30	41,000	38,775
3.80%, 3/15/30	51,000	50,516
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	160,915
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	137,000	140,556
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	94,000	95,522
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	45,639
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	120,000	110,229
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	73,991
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	55,554
6.13%, 2/15/33	21,000	23,023
Investments	Principal Amount	Value
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	$82,000	$76,062
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	27,896
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	54,457
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	69,000	71,165
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	95,000	96,081
6.45%, 5/1/36	162,000	178,615
6.75%, 10/1/37	493,000	553,660
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	163,000	147,375
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	91,315
6.25%, 2/1/41	163,000	178,365
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	28,000	21,620
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(a)	27,000	19,990
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	52,000	40,866
4.80%, 7/8/44	114,000	105,526
5.15%, 5/22/45	265,000	249,898
4.75%, 10/21/45	129,000	117,169
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	165,403
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(a)	1,006,000	1,020,969
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	36,611
2.05%, 2/15/27(b)	21,000	20,427
7.05%, 12/5/28	27,000	28,098
6.00%, 7/15/29	42,000	42,180
Goodyear Tire & Rubber Co. 5.00%, 7/15/29	50,000	49,057
GoTo Group, Inc.
5.50%, 5/1/28(e)	17,000	5,364
5.50%, 5/1/28(e)	15,000	12,047
GrafTech Finance, Inc. 4.63%, 12/23/29(e)	20,000	9,717

See Notes to Financial Statements.

114    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
GrafTech Global Enterprises, Inc. 9.88%, 12/23/29(e)	$48,000	$28,728
Grand Canyon University 5.13%, 10/1/28	39,000	39,148
Graphic Packaging International LLC 3.50%, 3/15/28(e)	68,000	66,158
Gray Media, Inc.
10.50%, 7/15/29(e)	50,000	53,650
4.75%, 10/15/30(e)	53,000	43,016
5.38%, 11/15/31(e)	66,000	52,214
Group 1 Automotive, Inc. 4.00%, 8/15/28(e)	48,000	47,118
Guardian Life Global Funding
1.25%, 5/13/26(e)	12,000	11,945
3.25%, 3/29/27(e)	14,000	13,927
1.40%, 7/6/27(e)	17,000	16,459
5.55%, 10/28/27(e)	19,000	19,525
1.25%, 11/19/27(e)	21,000	20,090
1.63%, 9/16/28(e)	12,000	11,327
5.74%, 10/2/28(e)	17,000	17,763
Guardian Life Insurance Co. of America
4.88%, 6/19/64(e)	19,000	16,696
3.70%, 1/22/70(e)	32,000	21,977
4.85%, 1/24/77(e)	24,000	20,214
GXO Logistics, Inc.
1.65%, 7/15/26	24,000	23,754
6.25%, 5/6/29	43,000	45,455
2.65%, 7/15/31	73,000	66,805
6.50%, 5/6/34	46,000	50,157
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/34	359,000	371,305
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	7,462
4.21%, 7/1/48	86,000	73,345
2.88%, 9/1/50, Series 2020	10,000	6,585
4.50%, 7/1/57	6,000	5,295
Haleon U.S. Capital LLC 3.63%, 3/24/32	420,000	404,832
Halliburton Co.
2.92%, 3/1/30	70,000	67,094
4.85%, 11/15/35(b)	110,000	110,011
6.70%, 9/15/38	70,000	79,912
7.45%, 9/15/39	90,000	108,844
4.50%, 11/15/41	75,000	68,315
4.75%, 8/1/43	80,000	72,655
5.00%, 11/15/45	65,000	59,733
Harley-Davidson, Inc. 4.63%, 7/28/45	107,000	85,961
Hartford HealthCare Corp. 3.45%, 7/1/54(b)	50,000	36,907
Investments	Principal Amount	Value
Hartford Insurance Group, Inc.
5.95%, 10/15/36	$25,000	$27,116
6.10%, 10/1/41	35,000	38,217
4.30%, 4/15/43	25,000	22,110
4.40%, 3/15/48	45,000	38,577
3.60%, 8/19/49	70,000	52,118
2.90%, 9/15/51	55,000	35,870
Harvest Midstream I LP
7.50%, 9/1/28(e)	33,000	33,447
7.50%, 5/15/32(e)	20,000	20,746
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,871
3.50%, 9/15/27	31,000	30,797
3.90%, 11/19/29	64,000	63,462
6.05%, 5/14/34	36,000	38,683
6.35%, 3/15/40	47,000	50,864
5.10%, 5/15/44	27,000	24,927
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 6/15/27(e)	73,000	75,936
3.75%, 9/15/30(e)	167,000	156,999
HCA, Inc.
5.38%, 9/1/26	24,000	24,033
4.50%, 2/15/27	18,000	18,031
3.13%, 3/15/27	17,000	16,861
3.38%, 3/15/29	31,000	30,452
3.50%, 9/1/30	107,000	103,689
2.38%, 7/15/31	59,000	53,305
3.63%, 3/15/32	139,000	132,458
5.50%, 6/1/33	87,000	91,211
5.60%, 4/1/34	35,000	36,770
5.45%, 9/15/34	113,000	117,412
5.13%, 6/15/39	170,000	165,910
5.50%, 6/15/47	254,000	242,569
5.25%, 6/15/49	180,000	164,794
3.50%, 7/15/51	479,000	330,707
4.63%, 3/15/52	180,000	149,387
5.90%, 6/1/53	90,000	88,691
6.00%, 4/1/54	135,000	135,278
5.95%, 9/15/54	90,000	89,622
6.10%, 4/1/64	118,000	118,042
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(e)	66,000	60,728
5.45%, 6/15/34(e)	34,000	34,927
3.20%, 6/1/50(e)	16,000	10,345
5.88%, 6/15/54(e)	47,000	45,822
HealthEquity, Inc. 4.50%, 10/1/29(e)	25,000	24,363
Healthpeak OP LLC 3.00%, 1/15/30	428,000	409,631

See Notes to Financial Statements.

WisdomTree Trust    115

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
HEICO Corp.
5.25%, 8/1/28	$37,000	$38,082
5.35%, 8/1/33	25,000	26,263
Helmerich & Payne, Inc.
4.85%, 12/1/29	33,000	33,636
5.50%, 12/1/34	24,000	24,205
Herc Holdings, Inc. 6.63%, 6/15/29(e)	62,000	64,056
Hershey Co.
2.30%, 8/15/26	309,000	306,955
2.65%, 6/1/50	121,000	77,377
Hertz Corp.
4.63%, 12/1/26(e)	36,000	32,892
5.00%, 12/1/29(e)	134,000	69,757
Hess Corp.
7.88%, 10/1/29	35,000	39,701
7.30%, 8/15/31	45,000	52,009
7.13%, 3/15/33	42,000	49,097
6.00%, 1/15/40	70,000	76,639
5.80%, 4/1/47	45,000	47,202
Hess Midstream Operations LP
5.13%, 6/15/28(e)	49,000	49,054
6.50%, 6/1/29(e)	24,000	24,878
4.25%, 2/15/30(e)	31,000	30,443
5.50%, 10/15/30(e)	16,000	16,133
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,910
4.55%, 10/15/29	100,000	101,226
4.85%, 10/15/31	90,000	91,318
5.00%, 10/15/34	144,000	142,477
6.20%, 10/15/35(b)	102,000	110,596
6.35%, 10/15/45	253,000	260,236
5.60%, 10/15/54	49,000	45,125
HF Sinclair Corp.
4.50%, 10/1/30	23,000	22,929
5.75%, 1/15/31	51,000	52,938
6.25%, 1/15/35	177,000	186,494
Highmark, Inc. 2.55%, 5/10/31(e)	22,000	19,878
Highwoods Realty LP 4.13%, 3/15/28	194,000	192,883
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(e)	25,000	25,234
5.75%, 2/1/29(e)	54,000	54,154
6.00%, 4/15/30(e)	40,000	39,481
6.00%, 2/1/31(e)	25,000	24,405
6.25%, 4/15/32(e)	21,000	20,462
6.88%, 5/15/34(e)	47,000	46,040
Hillenbrand, Inc. 6.25%, 2/15/29	77,000	75,812
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(e)	208,000	194,008
Investments	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(e)	$43,000	$42,003
4.88%, 7/1/31(e)	20,000	18,810
6.63%, 1/15/32(e)	65,000	66,387
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/27	108,000	108,103
Hologic, Inc.
4.63%, 2/1/28(e)	16,000	15,999
3.25%, 2/15/29(e)	49,000	48,772
Home Depot, Inc.
2.70%, 4/15/30	184,000	175,859
5.88%, 12/16/36	1,131,000	1,237,085
3.13%, 12/15/49	8,000	5,543
2.38%, 3/15/51	371,000	216,207
2.75%, 9/15/51	116,000	73,087
3.63%, 4/15/52	98,000	72,905
3.50%, 9/15/56	219,000	155,514
5.40%, 6/25/64	33,000	32,143
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,920
4.95%, 2/15/28	35,000	35,779
4.25%, 1/15/29	55,000	55,666
2.70%, 8/15/29	15,000	14,451
4.88%, 9/1/29	10,000	10,326
1.95%, 6/1/30	30,000	27,677
1.75%, 9/1/31	30,000	26,572
4.95%, 9/1/31	10,000	10,450
4.50%, 1/15/34	10,000	10,056
5.00%, 3/1/35	35,000	36,083
5.70%, 3/15/36	20,000	21,633
5.70%, 3/15/37	25,000	27,060
5.38%, 3/1/41(b)	23,000	24,019
3.81%, 11/21/47	24,000	19,194
2.80%, 6/1/50	41,000	27,716
5.25%, 3/1/54	139,000	133,879
5.35%, 3/1/64	119,000	115,400
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(e)	24,000	23,953
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,364
1.70%, 6/3/28	52,000	49,687
1.80%, 6/11/30	21,000	19,170
3.05%, 6/3/51	29,000	19,477
Host Hotels & Resorts LP
3.38%, 12/15/29, Series H	46,000	44,575
2.90%, 12/15/31, Series J	32,000	29,253
5.70%, 7/1/34	114,000	118,835

See Notes to Financial Statements.

116    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Howard Hughes Corp.
4.13%, 2/1/29(e)	$27,000	$26,159
4.38%, 2/1/31(e)	27,000	25,702
Howard University 5.21%, 10/1/52, Series 22A	79,000	68,163
Howmet Aerospace, Inc.
6.75%, 1/15/28	18,000	18,942
5.95%, 2/1/37	57,000	62,321
HP, Inc.
1.45%, 6/17/26	32,000	31,784
3.00%, 6/17/27	62,000	61,234
4.75%, 1/15/28	55,000	55,688
4.00%, 4/15/29	71,000	70,581
3.40%, 6/17/30	36,000	34,629
2.65%, 6/17/31	71,000	64,333
4.20%, 4/15/32(b)	48,000	46,625
5.50%, 1/15/33(b)	79,000	81,181
6.00%, 9/15/41(b)	109,000	109,309
HSBC USA, Inc. 5.29%, 3/4/27	1,873,000	1,900,536
HUB International Ltd.
5.63%, 12/1/29(e)	22,000	21,675
7.25%, 6/15/30(e)	132,000	136,205
7.38%, 1/31/32(e)	76,000	77,578
Hubbell, Inc.
3.15%, 8/15/27	18,000	17,811
3.50%, 2/15/28	177,000	175,938
2.30%, 3/15/31	21,000	19,398
Hudson Pacific Properties LP 5.95%, 2/15/28(b)	23,000	22,184
Hughes Satellite Systems Corp.
5.25%, 8/1/26(b)	30,000	28,713
6.63%, 8/1/26	30,000	27,461
Humana, Inc.
1.35%, 2/3/27	45,000	43,855
3.95%, 3/15/27	17,000	16,984
5.75%, 3/1/28	30,000	30,826
5.75%, 12/1/28	30,000	31,074
3.70%, 3/23/29	45,000	44,226
3.13%, 8/15/29(b)	35,000	33,678
4.88%, 4/1/30	35,000	35,504
5.38%, 4/15/31	90,000	92,795
2.15%, 2/3/32(b)	55,000	48,037
5.88%, 3/1/33	54,000	56,543
5.95%, 3/15/34	60,000	62,940
4.63%, 12/1/42	49,000	42,246
4.95%, 10/1/44	131,000	114,168
4.80%, 3/15/47	35,000	29,329
3.95%, 8/15/49	95,000	69,578
5.50%, 3/15/53	64,000	57,671
5.75%, 4/15/54	90,000	83,918
Investments	Principal Amount	Value
Hunt Cos., Inc. 5.25%, 4/15/29(e)	$26,000	$24,805
Huntington Bancshares, Inc. 2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	478,000	421,998
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	36,684
2.04%, 8/16/28	75,000	71,594
5.35%, 1/15/30	38,000	39,459
Huntsman International LLC
4.50%, 5/1/29(b)	46,000	44,289
2.95%, 6/15/31	73,000	63,019
Hyatt Hotels Corp. 4.38%, 9/15/28	233,000	234,381
Hyundai Capital America
1.50%, 6/15/26(e)	35,000	34,736
5.65%, 6/26/26(e)	30,000	30,148
1.65%, 9/17/26(e)	40,000	39,492
2.75%, 9/27/26(d)	120,000	119,059
3.50%, 11/2/26(e)	271,000	269,919
5.25%, 1/8/27(e)	40,000	40,434
3.00%, 2/10/27(e)	20,000	19,825
5.30%, 3/19/27(e)	35,000	35,484
2.38%, 10/15/27(e)	25,000	24,379
1.80%, 1/10/28(e)	25,000	24,024
5.60%, 3/30/28(e)	35,000	36,040
2.00%, 6/15/28(e)	44,000	42,012
5.68%, 6/26/28(e)	40,000	41,354
2.10%, 9/15/28(e)	35,000	33,344
6.10%, 9/21/28(e)	35,000	36,636
5.30%, 1/8/29(e)	30,000	30,953
6.50%, 1/16/29(e)	30,000	31,880
5.35%, 3/19/29(e)	20,000	20,694
5.80%, 4/1/30(e)	20,000	21,127
6.38%, 4/8/30(e)	25,000	26,881
5.70%, 6/26/30(e)	20,000	21,086
6.20%, 9/21/30(e)	20,000	21,518
5.40%, 1/8/31(e)	20,000	20,919
5.40%, 6/23/32(e)	183,000	192,011
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	56,000	47,932
10.00%, 11/15/29(e)	50,000	49,439
9.00%, 6/15/30	118,000	112,275
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	18,404
5.50%, 3/15/53	38,000	37,953
5.80%, 4/1/54	23,000	23,797
IDEX Corp. 2.63%, 6/15/31	368,000	337,930

See Notes to Financial Statements.

WisdomTree Trust    117

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
iHeartCommunications, Inc.
9.13%, 5/1/29(e)	$62,171	$55,445
10.88%, 5/1/30(e)	26,000	19,300
7.75%, 8/15/30(e)	24,000	19,251
7.00%, 1/15/31(e)	32,000	24,762
Illinois Tool Works, Inc.
2.65%, 11/15/26	59,000	58,602
4.88%, 9/15/41	32,000	31,427
Illumina, Inc.
5.75%, 12/13/27	100,000	102,921
2.55%, 3/23/31	77,000	70,689
Imola Merger Corp. 4.75%, 5/15/29(e)	70,000	68,874
Indiana Michigan Power Co.
3.75%, 7/1/47, Series L	11,000	8,543
4.25%, 8/15/48	10,000	8,279
3.25%, 5/1/51	97,000	66,171
Indianapolis Power & Light Co. 5.70%, 4/1/54(e)	14,000	14,189
Ingersoll Rand, Inc.
5.40%, 8/14/28	20,000	20,683
5.18%, 6/15/29	53,000	54,972
5.31%, 6/15/31	35,000	36,802
5.70%, 8/14/33	72,000	77,041
5.45%, 6/15/34	68,000	71,380
5.70%, 6/15/54	62,000	63,212
Ingevity Corp. 3.88%, 11/1/28(e)	29,000	28,311
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,871
2.90%, 6/1/30	43,000	41,064
3.90%, 6/1/50	37,000	29,023
Insight Enterprises, Inc. 6.63%, 5/15/32(e)	25,000	25,081
Integris Baptist Medical Center, Inc. 3.88%, 8/15/50, Series A	72,000	55,048
Intel Corp.
3.15%, 5/11/27	391,000	387,253
2.45%, 11/15/29	168,000	158,422
5.13%, 2/10/30	164,000	169,223
4.25%, 12/15/42	85,000	70,555
5.63%, 2/10/43	534,000	523,970
4.10%, 5/19/46	113,000	87,954
4.10%, 5/11/47	357,000	276,005
3.73%, 12/8/47	10,000	7,250
3.25%, 11/15/49	180,000	118,063
4.75%, 3/25/50	203,000	169,381
3.05%, 8/12/51(b)	61,000	38,424
4.90%, 8/5/52	158,000	133,513
5.70%, 2/10/53	180,000	170,960
Investments	Principal Amount	Value
5.60%, 2/21/54	$104,000	$98,200
3.10%, 2/15/60	49,000	28,069
4.95%, 3/25/60	103,000	85,550
3.20%, 8/12/61	180,000	104,645
5.05%, 8/5/62	12,000	10,004
5.90%, 2/10/63	147,000	141,440
Intercontinental Exchange, Inc.
2.10%, 6/15/30	284,000	262,648
1.85%, 9/15/32	70,000	60,344
4.60%, 3/15/33(b)	92,000	93,351
4.95%, 6/15/52	110,000	100,847
3.00%, 9/15/60	351,000	210,952
International Business Machines Corp.
1.95%, 5/15/30	980,000	899,100
5.88%, 11/29/32	36,000	39,031
5.60%, 11/30/39	92,000	95,727
2.85%, 5/15/40	456,000	345,808
4.00%, 6/20/42	87,000	73,430
7.13%, 12/1/96	232,000	272,624
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(e)	50,000	48,263
5.00%, 9/26/48(b)	115,000	104,019
International Paper Co.
7.30%, 11/15/39	143,000	168,456
4.80%, 6/15/44	139,000	123,894
5.15%, 5/15/46	40,000	37,102
4.40%, 8/15/47	60,000	49,970
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	30,124
2.30%, 6/1/30	30,000	28,007
5.70%, 10/15/33	20,000	21,303
6.25%, 7/15/39	25,000	27,414
3.70%, 9/15/46	39,000	30,107
3.50%, 9/30/49	30,000	22,074
3.10%, 11/30/51	128,000	84,838
Intuit, Inc.
5.25%, 9/15/26	55,000	55,350
1.35%, 7/15/27	41,000	39,700
5.13%, 9/15/28	55,000	56,621
1.65%, 7/15/30	54,000	48,767
5.20%, 9/15/33	26,000	26,910
5.50%, 9/15/53	55,000	52,092
Invesco Finance PLC 5.38%, 11/30/43	22,000	21,680
Invitation Homes Operating Partnership LP 4.15%, 4/15/32	204,000	198,716
ION Platform Finance US, Inc./ION Platform Finance Sarl 9.00%, 8/1/29(e)	58,000	53,948

See Notes to Financial Statements.

118    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
IPALCO Enterprises, Inc. 4.25%, 5/1/30	$502,000	$496,876
Iron Mountain, Inc. 5.00%, 7/15/28(e)	82,000	81,914
ITC Holdings Corp. 3.35%, 11/15/27	382,000	378,506
ITT Holdings LLC 6.50%, 8/1/29(e)	50,000	48,621
J Paul Getty Trust 4.91%, 4/1/35	22,000	22,835
Jabil, Inc.
1.70%, 4/15/26	31,000	30,916
4.25%, 5/15/27	31,000	31,116
3.95%, 1/12/28	31,000	30,945
5.45%, 2/1/29	18,000	18,654
3.60%, 1/15/30	36,000	35,050
3.00%, 1/15/31	43,000	40,337
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,329
3.13%, 11/23/31(b)	41,000	37,454
5.67%, 6/8/32	68,000	69,888
4.00%, 11/23/51	56,000	38,217
Jackson National Life Global Funding 3.05%, 6/21/29(e)	19,000	18,230
Jacobs Engineering Group, Inc. 5.90%, 3/1/33	61,000	64,388
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(e)	25,000	24,377
6.13%, 11/1/32(e)	45,000	45,219
JB Poindexter & Co., Inc. 8.75%, 12/15/31(e)	25,000	25,942
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29	34,000	33,031
3.75%, 12/1/31	382,000	365,447
3.63%, 1/15/32	26,000	24,650
3.00%, 5/15/32	71,000	64,725
5.75%, 4/1/33	119,000	125,215
6.75%, 3/15/34	108,000	120,438
4.38%, 2/2/52	258,000	204,023
6.50%, 12/1/52	136,000	143,636
7.25%, 11/15/53	79,000	90,430
6.38%, 4/15/66	191,000	195,086
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	329,192
2.63%, 10/15/31	100,000	88,963
6.25%, 1/15/36	135,000	141,442
6.50%, 1/20/43	23,000	23,478
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/31(e)	6,000	6,096
Investments	Principal Amount	Value
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	$23,746	$21,394
4.00%, 11/15/32, Series 2020-1, Class A	22,876	21,927
JM Smucker Co.
3.38%, 12/15/27	30,000	29,748
5.90%, 11/15/28	45,000	47,189
2.38%, 3/15/30	79,000	74,027
2.13%, 3/15/32	11,000	9,668
4.25%, 3/15/35	60,000	57,577
6.50%, 11/15/43	70,000	76,407
4.38%, 3/15/45	55,000	47,773
6.50%, 11/15/53(b)	90,000	99,000
John Deere Capital Corp.
5.05%, 3/3/26, Series FXD	40,000	40,000
4.95%, 3/6/26	33,000	33,019
2.25%, 9/14/26	33,000	32,749
1.70%, 1/11/27	22,000	21,630
2.80%, 9/8/27	412,000	406,931
4.15%, 9/15/27	285,000	287,249
1.50%, 3/6/28	37,000	35,517
3.35%, 4/18/29	12,000	11,846
4.85%, 10/11/29(b)	8,000	8,312
1.45%, 1/15/31	12,000	10,717
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/42	11,355	11,322
Johnson & Johnson
2.45%, 3/1/26	41,000	41,000
2.90%, 1/15/28	31,000	30,688
4.95%, 5/15/33(b)	155,000	164,413
3.63%, 3/3/37	254,000	234,159
2.45%, 9/1/60	62,000	34,736
Johnson Controls International PLC
6.00%, 1/15/36	30,000	32,794
4.63%, 7/2/44	40,000	36,315
5.13%, 9/14/45	10,000	9,504
4.50%, 2/15/47	60,000	53,062
4.95%, 7/2/64(a)	43,000	38,377
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	49,000	44,337
2.00%, 9/16/31	132,000	117,727
4.90%, 12/1/32	30,000	30,864
JPMorgan Chase & Co.
4.13%, 12/15/26	628,000	628,848
4.25%, 10/1/27	146,000	147,065
3.63%, 12/1/27	267,000	265,708
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	444,000	441,540

See Notes to Financial Statements.

WisdomTree Trust    119

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	$552,000	$540,184
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	529,000	524,607
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	765,105
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	166,000	158,734
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	234,000	222,635
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	511,000	457,842
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	113,000	117,789
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	298,000	309,398
6.40%, 5/15/38	217,000	247,149
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	566,000	513,049
5.50%, 10/15/40	55,000	58,042
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	77,721
5.63%, 8/16/43	183,000	189,090
4.85%, 2/1/44	114,000	109,515
4.95%, 6/1/45	283,000	268,799
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	152,000	125,986
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	729,000	595,411
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	103,930
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	147,000	101,070
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	833,000	595,802
Juniper Networks, Inc.
3.75%, 8/15/29	70,000	68,833
2.00%, 12/10/30	63,000	56,611
5.95%, 3/15/41	38,000	38,858
Investments	Principal Amount	Value
Kaiser Foundation Hospitals
3.15%, 5/1/27	$12,000	$11,934
2.81%, 6/1/41, Series 2021	26,000	19,855
4.88%, 4/1/42	12,000	11,716
4.15%, 5/1/47	31,000	26,628
3.27%, 11/1/49, Series 2019	21,000	15,289
KB Home
6.88%, 6/15/27	12,000	12,227
4.80%, 11/15/29(b)	12,000	11,983
7.25%, 7/15/30	46,000	47,158
4.00%, 6/15/31	16,000	15,319
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/29(e)	58,000	60,871
Kellanova
3.40%, 11/15/27	37,000	36,796
4.30%, 5/15/28	23,000	23,218
2.10%, 6/1/30	146,000	135,387
4.50%, 4/1/46	79,000	71,278
5.75%, 5/16/54	27,000	27,674
Kemper Corp. 3.80%, 2/23/32	179,000	164,941
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	24,586
4.75%, 2/1/30	25,000	24,264
5.00%, 3/1/31(b)	25,000	24,308
Kentucky Utilities Co. 5.13%, 11/1/40	425,000	423,174
Kenvue, Inc.
5.05%, 3/22/28	55,000	56,313
5.00%, 3/22/30	20,000	20,734
4.90%, 3/22/33	25,000	25,823
5.10%, 3/22/43	49,000	48,204
5.05%, 3/22/53	98,000	91,525
5.20%, 3/22/63	53,000	49,269
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	25,000	24,796
5.10%, 3/15/27	45,000	45,487
3.43%, 6/15/27	88,000	87,366
5.05%, 3/15/29	45,000	46,136
3.95%, 4/15/29	70,000	69,591
3.20%, 5/1/30	58,000	55,558
2.25%, 3/15/31, Series 31*	32,000	28,899
5.20%, 3/15/31, Series 10	35,000	36,192
5.30%, 3/15/34	82,000	84,422
4.50%, 11/15/45	50,000	42,791
4.42%, 12/15/46	35,000	29,152
5.09%, 5/25/48	100,000	91,196
3.80%, 5/1/50	70,000	51,721
4.50%, 4/15/52(b)	105,000	86,889
See Notes to Financial Statements.

120    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
KeyCorp
2.25%, 4/6/27	$100,000	$98,187
4.10%, 4/30/28(b)	388,000	389,340
2.55%, 10/1/29	29,000	27,562
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	192,110
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/27(e)	123,000	122,936
Kilroy Realty LP
4.75%, 12/15/28	258,000	259,351
2.50%, 11/15/32	88,000	73,910
6.25%, 1/15/36	20,000	20,411
Kimberly-Clark Corp.
1.05%, 9/15/27	44,000	42,339
3.95%, 11/1/28	37,000	37,197
3.20%, 4/25/29	134,000	131,793
3.10%, 3/26/30	15,000	14,548
2.00%, 11/2/31	12,000	10,876
4.50%, 2/16/33	7,000	7,160
6.63%, 8/1/37	38,000	44,260
5.30%, 3/1/41	24,000	25,012
3.20%, 7/30/46	27,000	19,867
3.90%, 5/4/47	29,000	23,634
2.88%, 2/7/50	31,000	21,288
Kimco Realty OP LLC
4.60%, 2/1/33	46,000	46,475
6.40%, 3/1/34	48,000	53,495
4.25%, 4/1/45	47,000	40,531
4.13%, 12/1/46	32,000	27,164
4.45%, 9/1/47	116,000	101,284
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	35,000	40,771
6.95%, 1/15/38	546,000	630,051
5.63%, 9/1/41	930,000	937,541
5.00%, 3/1/43	53,000	49,551
5.40%, 9/1/44	50,000	48,452
Kinder Morgan, Inc.
2.00%, 2/15/31	319,000	289,061
7.80%, 8/1/31(b)	37,000	43,329
7.75%, 1/15/32	142,000	166,921
5.20%, 6/1/33(b)	76,000	79,323
Kinetik Holdings LP
6.63%, 12/15/28(e)	110,000	113,477
5.88%, 6/15/30(e)	175,000	177,460
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,988
5.50%, 3/1/34	25,000	26,076
Kite Realty Group Trust 4.75%, 9/15/30	28,000	28,608
Investments	Principal Amount	Value
KKR Group Finance Co. II LLC 5.50%, 2/1/43(e)	$40,000	$39,109
KKR Group Finance Co. III LLC 5.13%, 6/1/44(e)	40,000	37,147
KKR Group Finance Co. VII LLC 3.63%, 2/25/50(e)	20,000	14,221
KKR Group Finance Co. VIII LLC 3.50%, 8/25/50(e)	30,000	20,913
KKR Group Finance Co. X LLC 3.25%, 12/15/51(e)	95,000	62,131
KKR Group Finance Co. XII LLC 4.85%, 5/17/32(e)	30,000	30,057
KLA Corp.
4.10%, 3/15/29	51,000	51,300
4.65%, 7/15/32	20,000	20,506
4.70%, 2/1/34	10,000	10,152
5.00%, 3/15/49	35,000	32,809
5.25%, 7/15/62	160,000	151,308
Kodiak Gas Services LLC 7.25%, 2/15/29(e)	17,000	17,629
Kohl’s Corp.
5.13%, 5/1/31	70,000	59,661
5.55%, 7/17/45	29,000	19,209
Kraft Heinz Foods Co.
4.63%, 1/30/29	120,000	122,018
4.25%, 3/1/31	25,000	24,986
6.75%, 3/15/32	22,000	24,537
5.00%, 7/15/35(b)	55,000	55,173
6.88%, 1/26/39	70,000	78,850
7.13%, 8/1/39(e)	43,000	49,076
4.63%, 10/1/39	72,000	65,927
6.50%, 2/9/40	50,000	54,357
5.00%, 6/4/42	76,000	69,820
5.20%, 7/15/45	172,000	157,812
4.38%, 6/1/46	291,000	239,002
4.88%, 10/1/49	130,000	112,214
5.50%, 6/1/50(b)	9,000	8,417
Kroger Co.
2.65%, 10/15/26	28,000	27,783
3.70%, 8/1/27	45,000	44,923
4.50%, 1/15/29	80,000	81,379
2.20%, 5/1/30	35,000	32,600
1.70%, 1/15/31	35,000	31,181
7.50%, 4/1/31	31,000	35,614
5.00%, 9/15/34	198,000	201,237
6.90%, 4/15/38	35,000	40,892
5.40%, 7/15/40	27,000	27,464
5.00%, 4/15/42	32,000	30,628
5.15%, 8/1/43	37,000	35,827
3.88%, 10/15/46	45,000	35,668
4.45%, 2/1/47	90,000	77,035
4.65%, 1/15/48	45,000	39,535

See Notes to Financial Statements.

WisdomTree Trust    121

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
5.40%, 1/15/49	$89,000	$86,367
3.95%, 1/15/50	70,000	54,382
5.50%, 9/15/54	39,000	37,666
5.65%, 9/15/64	135,000	130,561
Kyndryl Holdings, Inc.
3.15%, 10/15/31(b)	258,000	218,669
4.10%, 10/15/41	48,000	34,459
L3Harris Technologies, Inc.
5.40%, 1/15/27	75,000	75,995
4.40%, 6/15/28	30,000	30,294
5.05%, 6/1/29	45,000	46,416
2.90%, 12/15/29	30,000	28,826
1.80%, 1/15/31	93,000	83,355
5.25%, 6/1/31	36,000	37,718
5.40%, 7/31/33	105,000	110,698
5.35%, 6/1/34	70,000	73,134
4.85%, 4/27/35	35,000	35,403
6.15%, 12/15/40	25,000	27,686
5.05%, 4/27/45	81,000	78,971
5.60%, 7/31/53	78,000	78,513
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	30,809
2.95%, 12/1/29	46,000	44,258
2.70%, 6/1/31	36,000	33,339
4.70%, 2/1/45	161,000	146,771
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/27(e)	53,000	52,665
Lam Research Corp.
1.90%, 6/15/30	15,000	13,778
4.88%, 3/15/49	49,000	45,743
2.88%, 6/15/50	49,000	32,356
3.13%, 6/15/60	37,000	23,519
Lamar Media Corp.
3.75%, 2/15/28	24,000	23,627
4.88%, 1/15/29	43,000	42,990
4.00%, 2/15/30	95,000	92,148
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(e)	55,000	55,081
4.13%, 1/31/30(e)	40,000	38,809
4.38%, 1/31/32(e)	29,000	27,744
Las Vegas Sands Corp.
5.90%, 6/1/27	501,000	509,758
3.90%, 8/8/29	339,000	331,999
6.00%, 8/15/29	15,000	15,701
6.20%, 8/15/34	69,000	72,923
Lazard Group LLC 4.50%, 9/19/28	176,000	177,077
LBJ Infrastructure Group LLC 3.80%, 12/31/57(e)	25,000	18,331
LBM Acquisition LLC 6.25%, 1/15/29(e)	34,000	25,948
Investments	Principal Amount	Value
LCM Investments Holdings II LLC
4.88%, 5/1/29(e)	$41,000	$40,466
8.25%, 8/1/31(e)	35,000	36,887
LD Holdings Group LLC 6.13%, 4/1/28(e)	28,000	24,933
Lear Corp. 3.55%, 1/15/52	172,000	120,204
Legg Mason, Inc.
4.75%, 3/15/26	29,000	29,007
5.63%, 1/15/44	45,000	45,030
Leggett & Platt, Inc.
4.40%, 3/15/29	70,000	69,743
3.50%, 11/15/51	66,000	43,424
Leidos, Inc.
4.38%, 5/15/30	54,000	54,195
2.30%, 2/15/31	71,000	64,503
5.75%, 3/15/33	91,000	96,835
Leland Stanford Junior University
3.65%, 5/1/48	15,000	12,247
2.41%, 6/1/50(b)	9,000	5,614
Lennar Corp. 4.75%, 11/29/27	90,000	90,813
Level 3 Financing, Inc.
4.25%, 7/1/28(e)	89,000	86,166
3.63%, 1/15/29(e)	15,000	14,115
3.75%, 7/15/29(e)	18,000	16,777
8.50%, 1/15/36(e)	143,000	148,960
Levi Strauss & Co. 3.50%, 3/1/31(e)	20,000	18,772
LGI Homes, Inc.
8.75%, 12/15/28(e)	16,000	16,706
4.00%, 7/15/29(e)	62,000	57,676
Liberty Interactive LLC
8.50%, 7/15/29	92,000	4,211
8.25%, 2/1/30	115,000	5,330
Liberty Mutual Group, Inc.
4.57%, 2/1/29(e)	17,000	17,140
7.80%, 3/15/37(e)	20,000	23,242
4.85%, 8/1/44(e)	25,000	22,582
3.95%, 10/15/50(e)	109,000	82,133
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(e)	20,000	19,869
5.50%, 6/15/52(e)	40,000	38,019
3.95%, 5/15/60(e)	30,000	21,517
4.30%, 2/1/61(e)	113,000	76,132
Liberty Utilities Co.
5.58%, 1/31/29(e)	21,000	21,702
5.87%, 1/31/34(e)	14,000	14,780
LifePoint Health, Inc. 9.88%, 8/15/30(e)	256,000	273,955

See Notes to Financial Statements.

122    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Light & Wonder International, Inc.
7.25%, 11/15/29(e)	$59,000	$60,526
7.50%, 9/1/31(e)	23,000	24,008
Lightning Power LLC 7.25%, 8/15/32(e)	60,000	63,737
Lincoln National Corp.
3.80%, 3/1/28	31,000	30,751
6.30%, 10/9/37	181,000	188,716
7.00%, 6/15/40	74,000	78,809
4.35%, 3/1/48	15,000	11,790
Linde, Inc.
1.10%, 8/10/30	14,000	12,440
3.55%, 11/7/42	33,000	27,137
Lions Gate Capital Holdings LLC 5.50%, 4/15/29(e)	199,000	156,252
Lithia Motors, Inc.
4.63%, 12/15/27(e)	26,000	25,978
3.88%, 6/1/29(e)	33,000	31,952
4.38%, 1/15/31(e)	23,000	22,073
Live Nation Entertainment, Inc.
6.50%, 5/15/27(e)	49,000	49,262
4.75%, 10/15/27(e)	39,000	38,979
3.75%, 1/15/28(e)	30,000	29,564
LKQ Corp. 6.25%, 6/15/33	70,000	74,229
Lockheed Martin Corp.
5.10%, 11/15/27	41,000	41,983
4.45%, 5/15/28	36,000	36,510
4.50%, 2/15/29	36,000	36,728
1.85%, 6/15/30	8,000	7,341
3.90%, 6/15/32(b)	16,000	15,904
5.25%, 1/15/33(b)	20,000	21,291
4.75%, 2/15/34	17,000	17,466
4.80%, 8/15/34	12,000	12,299
3.60%, 3/1/35	67,000	62,767
4.50%, 5/15/36	33,000	32,949
6.15%, 9/1/36, Series B	66,000	74,231
5.72%, 6/1/40	23,000	25,258
4.07%, 12/15/42	38,000	33,318
3.80%, 3/1/45	41,000	33,723
4.70%, 5/15/46	87,000	80,510
2.80%, 6/15/50	49,000	31,962
4.09%, 9/15/52	103,000	83,790
4.15%, 6/15/53	56,000	45,880
5.70%, 11/15/54	65,000	67,172
5.20%, 2/15/55(b)	42,000	40,515
4.30%, 6/15/62	74,000	60,068
5.90%, 11/15/63	49,000	51,802
5.20%, 2/15/64	49,000	46,178
Investments	Principal Amount	Value
Loews Corp.
3.20%, 5/15/30	$10,000	$9,653
6.00%, 2/1/35	15,000	16,396
4.13%, 5/15/43	159,000	137,298
Lowe’s Cos., Inc.
3.10%, 5/3/27	18,000	17,841
3.65%, 4/5/29	85,000	84,297
4.50%, 4/15/30	85,000	86,494
1.70%, 10/15/30	50,000	44,963
2.63%, 4/1/31	509,000	472,332
3.75%, 4/1/32	45,000	43,606
4.65%, 4/15/42	45,000	41,762
4.38%, 9/15/45	40,000	34,213
3.70%, 4/15/46	120,000	92,825
4.05%, 5/3/47	135,000	108,641
5.13%, 4/15/50	40,000	36,820
3.00%, 10/15/50	170,000	110,514
3.50%, 4/1/51	45,000	32,060
4.25%, 4/1/52	135,000	108,045
5.63%, 4/15/53(b)	160,000	157,597
5.75%, 7/1/53	100,000	100,358
4.45%, 4/1/62	297,000	235,711
5.80%, 9/15/62	103,000	102,351
5.85%, 4/1/63	110,000	109,951
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,480
6.75%, 11/17/28	46,000	48,804
4.00%, 3/15/29(e)	43,000	42,451
4.38%, 5/15/31(e)	16,000	15,660
6.00%, 5/20/34	35,000	36,630
5.75%, 6/15/35	104,000	106,279
Lumen Technologies, Inc.
7.60%, 9/15/39, Series P	42,000	40,130
7.65%, 3/15/42, Series U	22,000	20,638
LXP Industrial Trust
6.75%, 11/15/28	5,000	5,301
2.70%, 9/15/30	28,000	25,976
2.38%, 10/1/31	28,000	24,851
LYB International Finance III LLC
4.20%, 10/15/49	497,000	361,053
4.20%, 5/1/50	211,000	152,345
LyondellBasell Industries NV 4.63%, 2/26/55	130,000	100,404
M&T Bank Corp. 5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	296,680
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,839
3.95%, 2/15/30	12,000	11,597

See Notes to Financial Statements.

WisdomTree Trust    123

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Macy’s Retail Holdings LLC
5.88%, 3/15/30(e)	$7,000	$7,040
6.13%, 3/15/32(e)	10,000	10,099
6.70%, 7/15/34(e)	7,000	6,811
4.50%, 12/15/34	15,000	13,567
6.38%, 3/15/37	39,000	37,027
5.13%, 1/15/42	10,000	8,326
4.30%, 2/15/43	36,000	26,035
Madison IAQ LLC 4.13%, 6/30/28(e)	29,000	28,652
Marathon Petroleum Corp.
6.50%, 3/1/41	250,000	273,598
4.75%, 9/15/44	42,000	37,159
4.50%, 4/1/48	14,000	11,578
Markel Group, Inc.
3.35%, 9/17/29	120,000	116,828
5.00%, 4/5/46	45,000	41,315
4.30%, 11/1/47	25,000	20,618
5.00%, 5/20/49	72,000	65,049
4.15%, 9/17/50	45,000	35,466
3.45%, 5/7/52	55,000	38,052
6.00%, 5/16/54	26,000	26,550
Marriott International, Inc.
4.63%, 6/15/30, Series FF(b)	617,000	628,764
5.30%, 5/15/34	76,000	78,984
5.50%, 4/15/37	184,000	190,148
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	14,000	13,867
4.50%, 6/15/29(e)	20,000	19,313
6.50%, 10/1/33(e)	14,000	13,573
Mars, Inc.
4.55%, 4/20/28(e)	259,000	262,660
3.20%, 4/1/30(b)(e)	30,000	29,141
4.65%, 4/20/31(e)	230,000	236,409
1.63%, 7/16/32(e)	30,000	25,794
4.75%, 4/20/33(e)	40,000	40,745
3.60%, 4/1/34(e)	35,000	32,793
2.38%, 7/16/40(e)	146,000	107,048
3.95%, 4/1/44(e)	193,000	163,281
3.95%, 4/1/49(e)	16,000	12,969
2.45%, 7/16/50(e)	15,000	9,053
4.20%, 4/1/59(e)	30,000	24,147
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	27,000	27,799
2.38%, 12/15/31	8,000	7,228
5.75%, 11/1/32	10,000	10,716
5.88%, 8/1/33	6,000	6,537
5.40%, 9/15/33	12,000	12,648
5.15%, 3/15/34	10,000	10,352
5.00%, 3/15/35	132,000	134,398
Investments	Principal Amount	Value
4.75%, 3/15/39	$58,000	$56,138
5.35%, 11/15/44	33,000	32,060
4.35%, 1/30/47	24,000	20,350
4.20%, 3/1/48	29,000	23,892
4.90%, 3/15/49	161,000	145,871
2.90%, 12/15/51(b)	34,000	21,649
6.25%, 11/1/52	24,000	25,798
5.45%, 3/15/53	39,000	37,744
5.70%, 9/15/53	66,000	65,817
5.45%, 3/15/54	33,000	31,769
5.40%, 3/15/55(b)	141,000	135,698
Martin Marietta Materials, Inc.
3.45%, 6/1/27	77,000	76,616
3.50%, 12/15/27	84,000	83,461
2.50%, 3/15/30, Series CB	35,000	32,998
2.40%, 7/15/31	75,000	68,356
4.25%, 12/15/47	181,000	151,926
3.20%, 7/15/51	80,000	54,467
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	30,923
2.45%, 4/15/28	142,000	137,491
4.88%, 6/22/28	30,000	30,564
5.75%, 2/15/29	40,000	41,796
2.95%, 4/15/31	54,000	50,490
5.95%, 9/15/33	36,000	38,679
Masco Corp. 3.13%, 2/15/51	27,000	18,178
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	30,000	24,002
3.19%, 7/1/49, Series 2020	69,000	49,583
4.12%, 7/1/55, Series 2015	6,000	5,072
3.34%, 7/1/60, Series 2020	13,000	8,857
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	13,208
5.60%, 7/1/11	45,000	46,465
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(e)	18,000	17,800
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(e)	213,000	194,798
Mastercard, Inc.
2.95%, 11/21/26	41,000	40,764
3.30%, 3/26/27	55,000	54,803
3.50%, 2/26/28	10,000	9,995
4.88%, 3/9/28	41,000	41,931
2.95%, 6/1/29	80,000	77,983
3.35%, 3/26/30	22,000	21,622
1.90%, 3/15/31	12,000	10,898
2.00%, 11/18/31	15,000	13,508
4.85%, 3/9/33	15,000	15,525
4.88%, 5/9/34	20,000	20,632
See Notes to Financial Statements.

124    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.80%, 11/21/46	$121,000	$98,346
3.95%, 2/26/48	33,000	26,955
3.65%, 6/1/49	65,000	50,111
3.85%, 3/26/50	98,000	77,700
2.95%, 3/15/51	46,000	30,684
Matador Resources Co.
6.88%, 4/15/28(e)	20,000	20,424
6.50%, 4/15/32(e)	36,000	36,782
6.25%, 4/15/33(e)	30,000	30,558
Match Group Holdings II LLC
5.00%, 12/15/27(e)	18,000	18,013
4.63%, 6/1/28(e)	69,000	68,284
5.63%, 2/15/29(e)	26,000	25,971
4.13%, 8/1/30(e)	51,000	48,484
Mauser Packaging Solutions Holding Co. 9.25%, 4/15/30(e)	55,000	54,234
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(e)	29,000	29,003
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	5,007
4.00%, 11/15/47, Series 2013	6,000	5,032
4.13%, 11/15/52, Series 2016	7,000	5,916
3.20%, 11/15/61, Series 2021	50,000	33,247
MBIA, Inc. 5.70%, 12/1/34	13,000	12,289
McAfee Corp. 7.38%, 2/15/30(e)	80,000	65,532
McCormick & Co., Inc.
3.40%, 8/15/27	26,000	25,878
2.50%, 4/15/30	94,000	88,251
1.85%, 2/15/31	36,000	32,186
4.95%, 4/15/33	36,000	36,950
4.20%, 8/15/47	148,000	123,624
McDonald’s Corp.
2.13%, 3/1/30	56,000	52,297
4.95%, 8/14/33(b)	118,000	122,903
4.88%, 12/9/45	714,000	663,270
3.63%, 9/1/49	618,000	466,077
McGraw-Hill Education, Inc. 5.75%, 8/1/28(e)	85,000	84,994
McKesson Corp.
3.95%, 2/16/28	16,000	16,032
4.90%, 7/15/28	19,000	19,485
5.10%, 7/15/33	25,000	26,125
McLaren Health Care Corp. 4.39%, 5/15/48, Series A	111,000	96,609
Medline Borrower LP
3.88%, 4/1/29(e)	186,000	182,989
5.25%, 10/1/29(e)	64,000	64,059
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	55,538
4.50%, 3/30/33	20,000	20,216
Investments	Principal Amount	Value
Medtronic, Inc. 4.63%, 3/15/45	$118,000	$109,605
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	39,000	38,588
Merck & Co., Inc.
3.90%, 3/7/39	412,000	375,257
4.15%, 5/18/43	412,000	361,824
2.45%, 6/24/50	35,000	21,050
2.90%, 12/10/61	790,000	469,648
5.15%, 5/17/63	56,000	52,187
Meta Platforms, Inc.
4.45%, 8/15/52	88,000	72,282
5.60%, 5/15/53	224,000	218,179
4.65%, 8/15/62	583,000	474,832
MetLife, Inc.
5.70%, 6/15/35(b)	711,000	759,075
4.88%, 11/13/43	45,000	41,794
4.05%, 3/1/45	157,000	129,882
4.60%, 5/13/46	49,000	43,529
5.00%, 7/15/52	176,000	159,201
5.25%, 1/15/54	42,000	39,576
MGM Resorts International
4.63%, 9/1/26	17,000	17,007
5.50%, 4/15/27	38,000	38,381
4.75%, 10/15/28	31,000	31,033
Micron Technology, Inc.
2.70%, 4/15/32	71,000	64,916
5.88%, 2/9/33	54,000	58,135
3.48%, 11/1/51	389,000	285,594
Microsoft Corp.
5.20%, 6/1/39	64,000	67,945
2.53%, 6/1/50	564,000	350,909
Mid-America Apartments LP 1.70%, 2/15/31	137,000	121,775
MidAmerican Energy Co.
3.65%, 4/15/29	47,000	46,787
6.75%, 12/30/31	8,000	9,081
5.35%, 1/15/34	7,000	7,379
4.40%, 10/15/44	12,000	10,587
3.65%, 8/1/48	50,000	38,368
3.15%, 4/15/50	44,000	30,479
2.70%, 8/1/52	279,000	176,920
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28(e)	25,000	25,099
Midcap Financial Issuer Trust 6.50%, 5/1/28(e)	200,000	198,931
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(e)	31,000	30,484
Mississippi Power Co. 3.10%, 7/30/51, Series B	51,000	34,604

See Notes to Financial Statements.

WisdomTree Trust    125

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/32(e)	$29,000	$29,271
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/30(e)	20,000	18,747
Mobius Merger Sub, Inc. 9.00%, 6/1/30(e)	198,000	135,176
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(e)(g)	26,000	158
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	38,555
3.63%, 5/15/30	35,000	34,259
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 4/15/30(e)	51,000	53,207
Molina Healthcare, Inc.
4.38%, 6/15/28(e)	47,000	46,217
3.88%, 11/15/30(e)	27,000	24,634
3.88%, 5/15/32(e)	31,000	27,410
Molson Coors Beverage Co. 3.00%, 7/15/26	123,000	122,551
Mondelez International, Inc.
2.63%, 3/17/27	15,000	14,817
4.13%, 5/7/28	30,000	30,108
4.75%, 2/20/29	35,000	35,825
2.75%, 4/13/30	55,000	52,200
1.50%, 2/4/31	80,000	70,507
3.00%, 3/17/32	55,000	51,043
1.88%, 10/15/32(b)	45,000	39,120
2.63%, 9/4/50	100,000	61,158
Monongahela Power Co. 5.40%, 12/15/43(e)	115,000	114,127
Montefiore Obligated Group 5.25%, 11/1/48, Series 18-C	141,000	120,731
Moody’s Corp.
2.00%, 8/19/31(b)	4,000	3,592
3.75%, 2/25/52	191,000	144,915
Morgan Stanley
3.95%, 4/23/27	489,000	488,862
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	320,000	320,630
3.59%, 7/22/28(a)	141,000	140,206
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	928,000	924,309
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	321,000	328,249
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(a)	57,000	58,588
Investments	Principal Amount	Value
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	$215,000	$203,376
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	531,000	541,348
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(a)	78,000	81,623
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	81,000	86,600
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	88,000	91,125
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,501,000	1,328,541
3.97%, 7/22/38(a)	142,000	129,111
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(a)	108,000	113,727
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	12,643
6.38%, 7/24/42	168,000	187,874
4.30%, 1/27/45	88,000	76,818
4.38%, 1/22/47	268,000	233,376
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	46,622
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)(b)	971,000	623,836
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(a)	197,000	196,681
Mosaic Co.
5.38%, 11/15/28	177,000	182,806
5.45%, 11/15/33(b)	36,000	37,409
4.88%, 11/15/41	44,000	40,530
5.63%, 11/15/43	54,000	52,923
Motiva Enterprises LLC 6.85%, 1/15/40(e)	116,000	129,109
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,507
5.00%, 4/15/29	30,000	30,851
4.60%, 5/23/29	55,000	55,856
2.30%, 11/15/30	65,000	59,808
2.75%, 5/24/31	60,000	55,685
5.60%, 6/1/32	45,000	47,834
5.40%, 4/15/34	80,000	83,608
5.50%, 9/1/44	137,000	136,378

See Notes to Financial Statements.

126    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	$29,000	$22,850
3.74%, 7/1/49, Series 2019	55,000	38,453
3.39%, 7/1/50, Series 2020	63,000	40,772
MPH Acquisition Holdings LLC
5.75%, 12/31/30(b)(e)	8,463	6,227
11.50%, 12/31/30, PIK(e)	13,605	13,282
6.75%, 3/31/31, PIK(e)	73,130	46,772
MPLX LP
4.13%, 3/1/27	40,000	40,045
4.25%, 12/1/27	45,000	45,215
4.00%, 3/15/28	45,000	45,041
4.80%, 2/15/29	45,000	45,878
2.65%, 8/15/30	35,000	32,796
4.95%, 9/1/32	70,000	71,361
5.00%, 3/1/33	80,000	81,358
5.50%, 6/1/34	159,000	164,913
4.50%, 4/15/38	160,000	148,731
5.20%, 3/1/47	91,000	83,224
5.20%, 12/1/47	77,000	70,236
4.70%, 4/15/48	135,000	114,065
5.50%, 2/15/49	135,000	126,720
4.95%, 3/14/52	135,000	116,357
5.65%, 3/1/53	45,000	42,587
4.90%, 4/15/58	500,000	417,113
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	145,000	125,331
3.50%, 3/15/31	50,000	38,503
MSCI, Inc.
3.63%, 11/1/31(e)	160,000	150,476
5.25%, 9/1/35	106,000	106,116
Murphy Oil Corp. 5.88%, 12/1/42	17,000	15,025
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	12,002
4.75%, 9/15/29	43,000	42,654
3.75%, 2/15/31(e)	20,000	18,868
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(e)	16,000	16,115
5.35%, 4/9/27(e)	20,000	20,261
5.45%, 12/12/28(e)	64,000	66,172
Mutual of Omaha Insurance Co. 6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	12,000	12,572
Mylan, Inc.
5.40%, 11/29/43	45,000	39,691
5.20%, 4/15/48	126,000	104,460
Nabors Industries, Inc. 9.13%, 1/31/30(e)	120,000	126,297
Investments	Principal Amount	Value
Nasdaq, Inc.
3.85%, 6/30/26	$30,000	$30,001
5.35%, 6/28/28	38,000	39,113
1.65%, 1/15/31	56,000	50,001
5.55%, 2/15/34	79,000	83,277
3.25%, 4/28/50	45,000	30,905
3.95%, 3/7/52	37,000	28,220
5.95%, 8/15/53	70,000	72,634
6.10%, 6/28/63	70,000	72,796
National Grid USA 5.80%, 4/1/35(b)	595,000	632,796
National Life Insurance Co. 5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(e)	20,000	16,572
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/1/48	9,000	7,788
4.30%, 3/15/49(b)	134,000	114,726
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	35,366
5.30%, 11/18/44, Series SR(e)	55,000	52,778
3.90%, 11/30/49(e)	164,000	127,803
Nationwide Mutual Insurance Co. 9.38%, 8/15/39(e)	30,000	40,551
Navient Corp.
4.88%, 3/15/28	198,000	188,971
7.88%, 6/15/32	14,000	13,057
NBCUniversal Media LLC
5.95%, 4/1/41	45,000	46,980
4.45%, 1/15/43	88,000	76,374
NCL Corp. Ltd. 7.75%, 2/15/29(e)	25,000	26,734
NCL Finance Ltd. 6.13%, 3/15/28(e)	64,000	65,752
NCR Atleos Corp. 9.50%, 4/1/29(e)	55,000	59,051
NCR Voyix Corp.
5.00%, 10/1/28(e)	36,000	35,426
5.13%, 4/15/29(e)	13,000	12,752
Neptune Bidco U.S., Inc. 9.29%, 4/15/29(e)	108,000	108,366
NESCO Holdings II, Inc. 5.50%, 4/15/29(e)	38,000	37,862
Nestle Holdings, Inc.
4.13%, 10/1/27(e)	60,000	60,469
1.25%, 9/15/30(e)	300,000	268,318
2.63%, 9/14/51(e)	317,000	202,036
NetApp, Inc.
2.38%, 6/22/27	34,000	33,315
2.70%, 6/22/30	50,000	46,923

See Notes to Financial Statements.

WisdomTree Trust    127

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Netflix, Inc.
4.88%, 4/15/28	$99,000	$101,248
6.38%, 5/15/29	37,000	39,753
5.38%, 11/15/29(e)	37,000	38,721
4.88%, 6/15/30(e)	139,000	143,262
4.90%, 8/15/34	23,000	23,727
5.40%, 8/15/54	31,000	30,824
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,822
2.40%, 5/1/30, Series DD	9,000	8,418
6.75%, 7/1/37, Series R	23,000	26,417
3.13%, 8/1/50, Series EE	61,000	41,071
6.25%, 5/15/55, (6.25% fixed rate until 5/15/30; 5-year Constant Maturity Treasury Rate + 1.936% thereafter)(a)	32,000	32,456
New England Power Co. 2.81%, 10/6/50(e)	93,000	58,327
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/28(e)	28,000	27,996
New Fortress Energy, Inc. 6.50%, 9/30/26(e)	186,000	17,872
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,339
4.06%, 8/1/56	7,000	5,715
2.61%, 8/1/60	6,000	3,491
3.95%, 8/1/19, Series 2019	37,000	26,525
New York Life Global Funding
4.70%, 4/2/26(e)	25,000	25,021
1.15%, 6/9/26(e)	15,000	14,889
2.35%, 7/14/26(b)(e)	20,000	19,893
5.45%, 9/18/26(e)	40,000	40,349
4.90%, 4/2/27(e)	25,000	25,311
3.25%, 4/7/27(e)	20,000	19,896
4.85%, 1/9/28(e)	41,000	41,797
3.00%, 1/10/28(e)	30,000	29,594
4.90%, 6/13/28(e)	30,000	30,675
4.70%, 1/29/29(e)	44,000	44,978
1.20%, 8/7/30(e)	25,000	22,176
1.85%, 8/1/31(e)	20,000	17,778
4.55%, 1/28/33(e)	40,000	40,335
5.00%, 1/9/34(e)	45,000	46,340
New York Life Insurance Co.
5.88%, 5/15/33(e)	40,000	42,791
6.75%, 11/15/39(e)	40,000	46,192
3.75%, 5/15/50(e)	50,000	37,929
4.45%, 5/15/69(e)	60,000	47,693
Newell Brands, Inc.
6.38%, 9/15/27	20,000	20,306
6.63%, 9/15/29(b)	72,000	73,242
6.38%, 5/15/30(b)	30,000	30,150
Investments	Principal Amount	Value
6.63%, 5/15/32(b)	$89,000	$89,084
7.38%, 4/1/36(b)	15,000	15,124
7.50%, 4/1/46	28,000	24,879
Newfold Digital Holdings Group, Inc.
11.75%, 4/30/29(e)	44,600	22,710
11.75%, 4/30/29(e)	6,600	5,621
Newmark Group, Inc. 7.50%, 1/12/29	92,000	97,934
Newmont Corp./Newcrest Finance Pty Ltd. 4.20%, 5/13/50	231,000	192,887
News Corp.
3.88%, 5/15/29(e)	41,000	39,988
5.13%, 2/15/32(e)	49,000	48,727
Nexstar Media, Inc. 5.63%, 7/15/27(e)	69,000	69,032
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	45,000	29,026
5.25%, 2/28/53	19,000	17,803
5.55%, 3/15/54	590,000	574,739
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(e)	37,000	38,393
8.38%, 2/15/32(e)	53,000	55,632
NGPL PipeCo LLC
4.88%, 8/15/27(e)	29,000	29,208
3.25%, 7/15/31(e)	30,000	28,117
7.77%, 12/15/37(e)	20,000	23,967
Niagara Mohawk Power Corp. 5.78%, 9/16/52(e)	119,000	120,252
NIKE, Inc.
3.25%, 3/27/40	100,000	82,422
3.63%, 5/1/43	184,000	149,540
NiSource, Inc.
3.49%, 5/15/27	60,000	59,699
5.25%, 3/30/28(b)	40,000	41,012
2.95%, 9/1/29	55,000	53,160
3.60%, 5/1/30	71,000	69,693
1.70%, 2/15/31	55,000	48,778
5.40%, 6/30/33	30,000	31,444
5.35%, 4/1/34	60,000	62,673
5.95%, 6/15/41	30,000	31,459
4.80%, 2/15/44	166,000	151,653
5.65%, 2/1/45	45,000	45,449
4.38%, 5/15/47	90,000	76,203
3.95%, 3/30/48	70,000	55,253
5.00%, 6/15/52	30,000	26,658
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(a)(b)	86,000	89,747
5.85%, 4/1/55	68,000	68,620

See Notes to Financial Statements.

128    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
NNN REIT, Inc.
3.10%, 4/15/50	$155,000	$103,454
3.50%, 4/15/51	92,000	66,566
3.00%, 4/15/52	41,000	26,375
Noble Finance II LLC 8.00%, 4/15/30(e)	25,000	26,041
Nordson Corp.
5.60%, 9/15/28	21,000	21,739
5.80%, 9/15/33	35,000	37,440
Nordstrom, Inc. 5.00%, 1/15/44	61,000	46,587
Norfolk Southern Corp.
2.90%, 6/15/26	35,000	34,917
7.80%, 5/15/27	20,000	20,943
3.15%, 6/1/27	20,000	19,841
3.80%, 8/1/28	35,000	34,986
2.55%, 11/1/29	30,000	28,607
5.05%, 8/1/30	52,000	54,096
2.30%, 5/15/31	35,000	31,982
3.00%, 3/15/32	45,000	42,063
4.45%, 3/1/33	36,000	36,267
5.55%, 3/15/34	30,000	31,933
4.45%, 6/15/45	57,000	50,217
4.65%, 1/15/46	55,000	49,387
3.94%, 11/1/47	70,000	56,189
4.15%, 2/28/48	65,000	53,788
4.10%, 5/15/49	35,000	28,406
3.40%, 11/1/49	35,000	25,300
3.05%, 5/15/50	70,000	46,995
2.90%, 8/25/51	55,000	35,313
4.05%, 8/15/52	70,000	55,413
3.70%, 3/15/53	35,000	25,934
4.55%, 6/1/53	70,000	60,001
5.35%, 8/1/54(b)	90,000	87,273
3.16%, 5/15/55	70,000	46,034
5.95%, 3/15/64	55,000	56,962
5.10%, 8/1/18	44,000	38,805
4.10%, 5/15/21	55,000	38,571
Northern Natural Gas Co. 4.30%, 1/15/49(e)	512,000	426,334
Northern Oil & Gas, Inc. 8.75%, 6/15/31(e)	20,000	20,877
Northern States Power Co.
6.25%, 6/1/36	20,000	22,380
3.40%, 8/15/42	24,000	19,192
3.60%, 9/15/47	29,000	22,429
2.90%, 3/1/50	92,000	61,698
2.60%, 6/1/51	377,000	234,332
3.20%, 4/1/52	28,000	19,579
4.50%, 6/1/52	33,000	28,483
Investments	Principal Amount	Value
Northern Trust Corp.
3.15%, 5/3/29	$110,000	$108,005
1.95%, 5/1/30	21,000	19,401
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	239,000	236,649
6.13%, 11/2/32	21,000	23,006
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	45,763
4.60%, 2/1/29	30,000	30,603
4.40%, 5/1/30	55,000	55,828
4.90%, 6/1/34	75,000	77,010
5.15%, 5/1/40	45,000	45,564
5.05%, 11/15/40	25,000	25,161
4.75%, 6/1/43	85,000	80,152
3.85%, 4/15/45	55,000	45,060
4.03%, 10/15/47	204,000	167,791
5.25%, 5/1/50	132,000	127,984
4.95%, 3/15/53	102,000	93,985
5.20%, 6/1/54(b)	105,000	100,226
Northwell Healthcare, Inc.
3.98%, 11/1/46	205,000	168,155
4.26%, 11/1/47	110,000	93,194
3.81%, 11/1/49	29,000	22,416
Northwest Pipeline LLC 4.00%, 4/1/27	30,000	30,015
NorthWestern Corp. 4.18%, 11/15/44	24,000	20,378
Northwestern Mutual Life Insurance Co.
6.17%, 5/29/55(e)	24,000	25,905
3.63%, 9/30/59(e)	244,000	174,745
Northwestern University
4.64%, 12/1/44	11,000	10,698
2.64%, 12/1/50, Series 2020	6,000	3,898
3.66%, 12/1/57, Series 2017	6,000	4,559
NOV, Inc.
3.60%, 12/1/29(b)	41,000	40,241
3.95%, 12/1/42	96,000	77,744
Novant Health, Inc.
2.64%, 11/1/36	122,000	100,537
3.17%, 11/1/51	38,000	26,058
3.32%, 11/1/61	22,000	14,623
Novartis Capital Corp.
2.00%, 2/14/27	100,000	98,436
2.75%, 8/14/50	106,000	69,628
Novelis Corp.
4.75%, 1/30/30(e)	104,000	100,862
3.88%, 8/15/31(b)(e)	23,000	21,079
NRG Energy, Inc.
2.45%, 12/2/27(e)	36,000	34,911
5.75%, 1/15/28	33,000	33,040
See Notes to Financial Statements.

WisdomTree Trust    129

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.38%, 2/15/29(e)	$20,000	$19,280
4.45%, 6/15/29(e)	233,000	233,163
5.25%, 6/15/29(e)	30,000	30,131
5.75%, 7/15/29(e)	33,000	33,105
3.63%, 2/15/31(e)	41,000	38,767
3.88%, 2/15/32(e)	19,000	17,805
6.00%, 2/1/33(e)	37,000	37,935
7.00%, 3/15/33(e)	40,000	44,560
6.00%, 1/15/36(e)	124,000	126,296
NSTAR Electric Co.
1.95%, 8/15/31	6,000	5,356
3.10%, 6/1/51	130,000	88,376
Nucor Corp.
5.20%, 8/1/43	15,000	14,842
4.40%, 5/1/48	122,000	105,695
3.85%, 4/1/52	52,000	40,442
2.98%, 12/15/55	95,000	60,723
NuStar Logistics LP
6.00%, 6/1/26	20,000	20,028
5.63%, 4/28/27	23,000	23,247
6.38%, 10/1/30	25,000	26,333
Nuveen LLC 4.00%, 11/1/28(e)	40,000	40,052
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,937
1.55%, 6/15/28(b)	17,000	16,232
2.85%, 4/1/30	31,000	29,827
2.00%, 6/15/31	25,000	22,770
3.50%, 4/1/40	21,000	18,129
3.50%, 4/1/50	41,000	31,298
3.70%, 4/1/60	10,000	7,515
NYU Langone Hospitals
4.78%, 7/1/44	153,000	144,901
4.37%, 7/1/47	64,000	56,892
3.38%, 7/1/55, Series 2020	167,000	119,120
Occidental Petroleum Corp.
7.88%, 9/15/31	288,000	335,442
6.45%, 9/15/36	157,000	171,246
4.20%, 3/15/48	118,000	91,677
6.05%, 10/1/54(b)	360,000	358,802
Oglethorpe Power Corp.
5.95%, 11/1/39	311,000	333,576
5.38%, 11/1/40	40,000	40,489
5.05%, 10/1/48	45,000	41,249
3.75%, 8/1/50	40,000	29,568
5.25%, 9/1/50	43,000	39,974
6.20%, 12/1/53	35,000	37,023
Ohio Edison Co.
5.50%, 1/15/33(e)	180,000	189,080
6.88%, 7/15/36	32,000	37,210
Ohio Power Co. 2.90%, 10/1/51, Series R	56,000	35,283
Investments	Principal Amount	Value
OI European Group BV 4.75%, 2/15/30(e)	$66,000	$63,773
Oklahoma Gas & Electric Co.
3.30%, 3/15/30	6,000	5,828
3.25%, 4/1/30	6,000	5,834
5.40%, 1/15/33	33,000	34,828
4.15%, 4/1/47	86,000	71,754
3.85%, 8/15/47	20,000	16,034
5.60%, 4/1/53	33,000	32,875
Old Republic International Corp.
3.88%, 8/26/26	34,000	34,002
5.75%, 3/28/34	29,000	30,418
3.85%, 6/11/51	66,000	48,013
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	120,182
3.63%, 10/1/29	35,000	34,109
3.38%, 2/1/31	58,000	54,729
3.25%, 4/15/33	34,000	30,702
Omnicom Group, Inc.
4.75%, 3/30/30	48,000	48,932
2.45%, 4/30/30	43,000	40,057
2.40%, 3/1/31	36,000	32,841
5.38%, 6/15/33	21,000	21,703
5.30%, 11/1/34(b)	61,000	61,563
3.38%, 3/1/41	45,000	34,557
5.40%, 10/1/48	61,000	55,860
ON Semiconductor Corp. 3.88%, 9/1/28(e)	29,000	28,416
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	50,000	49,790
5.75%, 3/15/29	25,000	26,249
2.75%, 5/15/30	5,000	4,773
7.00%, 5/1/32	10,000	11,397
4.15%, 6/1/32	10,000	9,914
4.55%, 9/15/32	15,000	15,167
7.25%, 1/15/33	5,000	5,800
5.65%, 11/15/33	15,000	16,081
7.50%, 9/1/38	15,000	18,358
5.25%, 9/30/40	20,000	20,226
4.55%, 12/1/41	20,000	18,297
5.30%, 6/1/42	15,000	14,950
3.75%, 4/1/45	25,000	20,045
3.80%, 9/30/47	15,000	11,773
4.10%, 11/15/48	48,000	39,069
3.80%, 6/1/49	20,000	15,351
3.10%, 9/15/49	179,000	121,180
3.70%, 5/15/50	99,000	74,988
2.70%, 11/15/51	90,000	54,939
4.60%, 6/1/52	15,000	12,843
4.95%, 9/15/52	40,000	36,486
5.35%, 10/1/52	41,000	39,398

See Notes to Financial Statements.

130    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
ONE Gas, Inc.
2.00%, 5/15/30	$88,000	$81,279
4.25%, 9/1/32(b)	6,000	6,013
4.66%, 2/1/44	29,000	26,565
4.50%, 11/1/48	20,000	17,775
OneAmerica Financial Partners, Inc. 4.25%, 10/15/50(e)	16,000	12,386
OneMain Finance Corp.
3.50%, 1/15/27	30,000	29,660
6.63%, 1/15/28	30,000	30,649
3.88%, 9/15/28(b)	24,000	23,245
6.63%, 5/15/29	36,000	36,852
5.38%, 11/15/29	30,000	29,697
4.00%, 9/15/30	60,000	55,458
7.50%, 5/15/31	30,000	30,987
7.13%, 11/15/31	30,000	30,721
6.75%, 9/15/33	87,000	86,406
ONEOK Partners LP
6.85%, 10/15/37	53,000	59,675
6.20%, 9/15/43	412,000	427,839
ONEOK, Inc.
4.85%, 7/15/26	30,000	30,036
4.25%, 9/24/27	72,000	72,355
5.63%, 1/15/28(e)	20,000	20,449
4.55%, 7/15/28	46,000	46,510
5.65%, 11/1/28	43,000	44,717
4.35%, 3/15/29	87,000	87,576
5.38%, 6/1/29	35,000	36,273
3.40%, 9/1/29	48,000	46,955
6.50%, 9/1/30(e)	41,000	44,298
4.75%, 10/15/31	90,000	91,280
6.05%, 9/1/33	151,000	162,235
5.65%, 9/1/34	43,000	44,926
5.05%, 11/1/34	157,000	157,635
5.15%, 10/15/43	11,000	10,214
5.60%, 4/1/44	30,000	28,886
5.05%, 4/1/45	117,000	104,719
4.25%, 9/15/46	61,000	48,842
5.45%, 6/1/47	45,000	42,580
4.20%, 10/3/47	133,000	105,370
5.20%, 7/15/48	100,000	91,075
4.85%, 2/1/49	44,000	37,967
4.45%, 9/1/49	27,000	22,306
7.15%, 1/15/51	26,000	29,292
6.63%, 9/1/53	153,000	162,273
5.70%, 11/1/54	67,000	63,214
5.85%, 11/1/64	257,000	244,161
Option Care Health, Inc. 4.38%, 10/31/29(e)	20,000	19,542
Investments	Principal Amount	Value
Oracle Corp.
6.15%, 11/9/29	$105,000	$110,053
2.95%, 4/1/30	1,310,000	1,219,139
4.45%, 9/26/30	75,000	73,528
4.70%, 9/27/34	126,000	118,440
3.90%, 5/15/35	429,000	376,389
3.85%, 7/15/36	110,000	93,882
6.50%, 4/15/38	110,000	114,119
6.13%, 7/8/39	164,000	162,497
5.38%, 7/15/40	642,000	587,634
4.50%, 7/8/44	625,000	482,622
4.13%, 5/15/45	679,000	491,110
5.88%, 9/26/45	22,000	19,920
4.00%, 7/15/46	19,000	13,278
5.38%, 9/27/54	14,000	11,324
4.38%, 5/15/55	11,000	7,615
6.00%, 8/3/55	13,000	11,468
3.85%, 4/1/60	70,000	42,641
4.10%, 3/25/61	3,220,000	2,075,945
5.50%, 9/27/64	12,000	9,538
6.13%, 8/3/65	10,000	8,682
6.10%, 9/26/65	12,000	10,402
O’Reilly Automotive, Inc.
5.75%, 11/20/26	46,000	46,535
3.60%, 9/1/27	6,000	5,974
4.35%, 6/1/28	31,000	31,286
3.90%, 6/1/29	36,000	35,906
4.20%, 4/1/30	36,000	36,154
1.75%, 3/15/31	382,000	339,550
4.70%, 6/15/32	100,000	101,776
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/31(e)	200,000	177,703
Orlando Health Obligated Group
4.09%, 10/1/48	91,000	77,106
3.33%, 10/1/50	34,000	25,227
Otis Worldwide Corp.
2.29%, 4/5/27	31,000	30,510
5.25%, 8/16/28	46,000	47,468
2.57%, 2/15/30	106,000	100,202
3.11%, 2/15/40	68,000	54,529
3.36%, 2/15/50	68,000	49,018
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(e)	27,000	27,012
4.25%, 1/15/29(e)	20,000	19,638
4.63%, 3/15/30(b)(e)	28,000	27,497
7.38%, 2/15/31(e)	23,000	24,195

See Notes to Financial Statements.

WisdomTree Trust    131

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Ovintiv, Inc.
5.65%, 5/15/28	$96,000	$99,462
8.13%, 9/15/30	20,000	23,042
7.20%, 11/1/31	25,000	28,022
7.38%, 11/1/31	245,000	276,929
6.25%, 7/15/33	90,000	97,131
6.50%, 8/15/34(b)	104,000	114,080
6.63%, 8/15/37	40,000	43,854
6.50%, 2/1/38	40,000	43,312
7.10%, 7/15/53	35,000	39,121
Owens Corning
5.50%, 6/15/27	30,000	30,556
3.95%, 8/15/29	76,000	75,751
3.50%, 2/15/30	25,000	24,464
3.88%, 6/1/30	21,000	20,784
5.70%, 6/15/34	50,000	53,058
7.00%, 12/1/36	44,000	50,643
4.30%, 7/15/47	54,000	44,868
4.40%, 1/30/48	36,000	30,525
5.95%, 6/15/54(b)	104,000	107,855
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(e)	25,000	25,042
7.25%, 5/15/31(b)(e)	47,000	47,541
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/29, PIK(e)	46,953	47,048
PACCAR Financial Corp.
4.95%, 8/10/28	22,000	22,632
4.60%, 1/31/29	34,000	34,822
5.00%, 3/22/34	48,000	49,897
Pacific Gas & Electric Co.
2.95%, 3/1/26	37,000	37,000
3.30%, 3/15/27	25,000	24,820
5.45%, 6/15/27	128,000	130,114
2.10%, 8/1/27	62,000	60,426
3.00%, 6/15/28	40,000	39,088
3.75%, 7/1/28	55,000	54,658
6.10%, 1/15/29	53,000	55,698
4.20%, 3/1/29	25,000	25,028
4.55%, 7/1/30	216,000	217,021
2.50%, 2/1/31	139,000	127,114
3.25%, 6/1/31	70,000	65,981
4.40%, 3/1/32	340,000	336,984
5.90%, 6/15/32	42,000	44,512
6.15%, 1/15/33	52,000	55,895
6.40%, 6/15/33	80,000	87,193
6.95%, 3/15/34	56,000	63,051
5.80%, 5/15/34	228,000	240,248
4.50%, 7/1/40	176,000	156,700
3.30%, 8/1/40	90,000	69,954
4.20%, 6/1/41	43,000	36,227
Investments	Principal Amount	Value
4.45%, 4/15/42	$36,000	$30,840
3.75%, 8/15/42	32,000	24,954
4.60%, 6/15/43	89,000	76,583
4.25%, 3/15/46	93,000	74,402
4.00%, 12/1/46	108,000	83,298
4.95%, 7/1/50	279,000	241,008
3.50%, 8/1/50	441,000	303,576
5.25%, 3/1/52	50,000	44,553
6.75%, 1/15/53	140,000	151,904
6.70%, 4/1/53	64,000	69,116
Pacific Life Global Funding II
5.50%, 8/28/26(e)	25,000	25,203
1.45%, 1/20/28(e)	25,000	23,895
4.90%, 4/4/28(e)	15,000	15,294
5.50%, 7/18/28(e)	20,000	20,712
1.60%, 9/21/28(b)(e)	10,000	9,415
4.90%, 1/11/29(e)	15,000	15,365
2.45%, 1/11/32(e)	15,000	13,584
Pacific Life Insurance Co.
9.25%, 6/15/39(e)	74,000	101,510
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(e)	56,000	45,247
Pacific LifeCorp
6.60%, 9/15/33(e)	25,000	27,971
5.13%, 1/30/43(e)	15,000	14,340
3.35%, 9/15/50(b)(e)	30,000	21,069
5.40%, 9/15/52(e)	30,000	29,066
PacifiCorp
3.50%, 6/15/29	22,000	21,568
2.70%, 9/15/30	8,000	7,463
5.30%, 2/15/31	14,000	14,534
7.70%, 11/15/31	6,000	6,950
5.45%, 2/15/34	22,000	22,600
5.25%, 6/15/35(b)	42,000	42,398
6.10%, 8/1/36	27,000	28,758
6.35%, 7/15/38	18,000	19,345
4.10%, 2/1/42	16,000	13,104
4.13%, 1/15/49	4,000	3,085
4.15%, 2/15/50	891,000	677,997
2.90%, 6/15/52	49,000	29,379
5.35%, 12/1/53	72,000	64,659
Packaging Corp. of America 3.00%, 12/15/29	341,000	328,738
Panther Escrow Issuer LLC 7.13%, 6/1/31(e)	121,000	123,197
Paramount Global
3.70%, 6/1/28	86,000	83,578
4.20%, 6/1/29	97,000	93,409
7.88%, 7/30/30	109,000	114,905
4.95%, 1/15/31	87,000	81,402

See Notes to Financial Statements.

132    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
4.20%, 5/19/32	$70,000	$61,674
5.50%, 5/15/33	30,000	27,110
6.88%, 4/30/36	97,000	88,168
5.90%, 10/15/40	27,000	22,200
4.85%, 7/1/42	79,000	54,198
4.38%, 3/15/43	130,000	81,605
5.85%, 9/1/43	113,000	84,129
5.25%, 4/1/44	31,000	21,271
4.90%, 8/15/44	50,000	32,163
4.60%, 1/15/45	228,000	144,573
4.95%, 5/19/50	90,000	56,908
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	20,831
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)	168,000	135,625
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(e)	30,000	30,018
4.88%, 5/15/29(e)	31,000	30,476
7.00%, 2/1/30(e)	22,000	22,796
Park River Holdings, Inc. 8.75%, 12/31/30(e)	25,296	24,330
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	75,482
4.20%, 11/21/34	45,000	44,453
6.25%, 5/15/38, Series A	36,000	40,840
4.45%, 11/21/44	45,000	40,410
4.10%, 3/1/47	55,000	46,607
4.00%, 6/14/49	31,000	25,524
PartnerRe Finance B LLC 4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	43,597
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/28(e)	29,000	28,684
Patterson-UTI Energy, Inc. 7.15%, 10/1/33(b)	58,000	63,607
Paychex, Inc. 5.60%, 4/15/35	243,000	249,148
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	58,585
3.90%, 6/1/27	123,000	123,152
2.85%, 10/1/29	70,000	67,515
2.30%, 6/1/30	27,000	25,230
4.40%, 6/1/32	27,000	27,072
5.15%, 6/1/34	23,000	23,439
3.25%, 6/1/50(b)	66,000	46,180
5.05%, 6/1/52	66,000	59,258
Investments	Principal Amount	Value
5.50%, 6/1/54	$26,000	$24,796
5.25%, 6/1/62	33,000	30,246
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(e)	309,000	258,506
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	32,880
7.88%, 9/15/30(e)	50,000	50,133
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	110,000	99,442
3.22%, 11/15/50, Series 2020	22,000	15,050
PECO Energy Co.
4.90%, 6/15/33	12,000	12,354
5.95%, 10/1/36	20,000	22,035
4.15%, 10/1/44	20,000	17,120
3.70%, 9/15/47	21,000	16,363
3.90%, 3/1/48	42,000	33,659
3.00%, 9/15/49	21,000	14,094
2.80%, 6/15/50	23,000	14,715
3.05%, 3/15/51	107,000	71,517
2.85%, 9/15/51	24,000	15,310
4.60%, 5/15/52	23,000	20,079
4.38%, 8/15/52	28,000	23,429
Penn Entertainment, Inc.
5.63%, 1/15/27(b)(e)	16,000	16,019
4.13%, 7/1/29(b)(e)	16,000	15,105
Penn Mutual Life Insurance Co. 3.80%, 4/29/61(b)(e)	20,000	13,773
PennyMac Financial Services, Inc. 4.25%, 2/15/29(e)	197,000	189,496
Penske Automotive Group, Inc. 3.75%, 6/15/29(b)	27,000	26,149
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26(e)	29,000	29,073
3.40%, 11/15/26(e)	25,000	24,896
5.35%, 1/12/27(e)	21,000	21,219
4.20%, 4/1/27(e)	21,000	21,042
4.40%, 7/1/27(e)	31,000	31,149
5.88%, 11/15/27(e)	21,000	21,592
5.70%, 2/1/28(e)	31,000	31,860
5.55%, 5/1/28(e)	31,000	31,897
6.05%, 8/1/28(e)	45,000	46,912
5.35%, 3/30/29(e)	21,000	21,717
3.35%, 11/1/29(e)	12,000	11,635
6.20%, 6/15/30(e)	21,000	22,546
Pentair Finance SARL 5.90%, 7/15/32	66,000	70,866
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,204
4.55%, 2/16/29	21,000	21,465
4.70%, 2/16/34	24,000	24,432
See Notes to Financial Statements.

WisdomTree Trust    133

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
PepsiCo, Inc.
5.13%, 11/10/26	$33,000	$33,277
2.63%, 3/19/27	81,000	80,118
3.60%, 2/18/28	35,000	35,011
4.45%, 5/15/28	30,000	30,496
7.00%, 3/1/29	24,000	26,229
2.75%, 3/19/30(b)	30,000	28,776
1.63%, 5/1/30	31,000	28,367
1.40%, 2/25/31	15,000	13,341
1.95%, 10/21/31	25,000	22,475
3.90%, 7/18/32	25,000	24,814
4.45%, 2/15/33	23,000	23,615
5.50%, 1/15/40	25,000	26,670
3.50%, 3/19/40	15,000	12,957
4.88%, 11/1/40	15,000	15,018
3.60%, 8/13/42	15,000	12,469
4.25%, 10/22/44	15,000	13,302
4.45%, 4/14/46	84,000	76,255
3.45%, 10/6/46	43,000	33,507
4.00%, 5/2/47	27,000	22,693
3.38%, 7/29/49	24,000	17,776
2.88%, 10/15/49	49,000	33,149
3.63%, 3/19/50	197,000	152,256
2.75%, 10/21/51	49,000	31,603
4.20%, 7/18/52	115,000	96,859
4.65%, 2/15/53	24,000	21,668
3.88%, 3/19/60	118,000	91,652
Performance Food Group, Inc. 4.25%, 8/1/29(e)	171,000	167,794
Perimeter Holdings LLC 6.25%, 1/15/34(e)	15,000	15,077
Permian Resources Operating LLC 5.88%, 7/1/29(b)(e)	177,000	177,753
Perrigo Finance Unlimited Co. 6.13%, 9/30/32, Series USD	86,000	84,213
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	1,000	973
5.30%, 5/19/53	395,000	378,516
5.34%, 5/19/63	389,000	365,467
Pfizer, Inc.
1.70%, 5/28/30	27,000	24,714
1.75%, 8/18/31	27,000	24,115
4.00%, 12/15/36	66,000	62,597
4.10%, 9/15/38	46,000	42,803
3.90%, 3/15/39	49,000	44,144
7.20%, 3/15/39	158,000	190,938
2.55%, 5/28/40	66,000	49,561
5.60%, 9/15/40	33,000	34,793
4.30%, 6/15/43	49,000	43,754
4.40%, 5/15/44	65,000	59,128
Investments	Principal Amount	Value
4.13%, 12/15/46	$82,000	$68,903
4.20%, 9/15/48	65,000	54,844
4.00%, 3/15/49	155,000	126,059
2.70%, 5/28/50	562,000	359,988
PG&E Corp.
5.00%, 7/1/28	41,000	40,948
5.25%, 7/1/30	41,000	41,090
PG&E Energy Recovery Funding LLC 1.46%, 7/15/31, Series A-1	1,047,951	983,178
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	675,000	703,046
5.23%, 6/1/42, Series A-2	20,000	20,722
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	235,723	236,115
4.26%, 6/1/36, Series A-2	1,250,000	1,238,526
5.08%, 6/1/41, Series A-3	400,000	405,189
Philip Morris International, Inc.
5.25%, 9/7/28	35,000	36,204
5.13%, 2/15/30	165,000	171,468
2.10%, 5/1/30	124,000	114,791
5.38%, 2/15/33	547,000	577,594
4.88%, 4/30/35	37,000	37,582
4.88%, 11/15/43	271,000	254,075
4.25%, 11/10/44	128,000	110,774
Phillips 66
3.90%, 3/15/28	355,000	354,784
5.88%, 5/1/42	605,000	622,905
4.90%, 10/1/46	21,000	18,760
3.30%, 3/15/52	268,000	180,137
Phillips 66 Co. 5.88%, 3/15/56, Series A, (5.875% fixed rate until 3/15/31; 5-year Constant Maturity Treasury Rate + 2.283% thereafter)(a)	31,000	31,190
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	22,712
5.75%, 7/15/34	32,000	33,926
Piedmont Healthcare, Inc. 2.86%, 1/1/52	41,000	26,949
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/46	12,000	9,260
3.35%, 6/1/50	81,000	56,515
5.05%, 5/15/52	114,000	104,200
Piedmont Operating Partnership LP
3.15%, 8/15/30	57,000	52,970
2.75%, 4/1/32	32,000	27,910
Pilgrim’s Pride Corp.
6.25%, 7/1/33	222,000	239,542
6.88%, 5/15/34	70,000	78,471

See Notes to Financial Statements.

134    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Pioneer Natural Resources Co. 1.90%, 8/15/30	$57,000	$52,318
Pitney Bowes, Inc.
6.88%, 3/15/27(e)	16,000	16,024
7.25%, 3/15/29(e)	14,000	13,974
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	46,000	46,152
3.55%, 12/15/29	71,000	69,614
3.80%, 9/15/30	54,000	53,028
5.70%, 9/15/34	55,000	57,443
6.65%, 1/15/37	54,000	59,798
5.15%, 6/1/42(b)	45,000	42,126
4.30%, 1/31/43	32,000	26,991
4.70%, 6/15/44	62,000	54,188
4.90%, 2/15/45	178,000	159,128
Playtika Holding Corp. 4.25%, 3/15/29(e)	29,000	22,917
PNC Bank NA 3.10%, 10/25/27	459,000	454,169
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	67,696
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	395,000	360,129
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	229,000	248,646
5.37%, 7/21/36, (5.373% fixed rate until 7/21/35; Secured Overnight Financing Rate + 1.417% thereafter)(a)	510,000	528,651
Polar Tankers, Inc. 5.95%, 5/10/37(e)	29,345	31,565
Post Holdings, Inc. 6.50%, 3/15/36(e)	71,000	72,210
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	8,351
6.50%, 11/15/37	33,000	37,400
4.15%, 3/15/43	42,000	36,315
5.50%, 3/15/54	20,000	19,664
PPG Industries, Inc.
1.20%, 3/15/26	43,000	42,948
3.75%, 3/15/28	39,000	38,956
2.80%, 8/15/29	22,000	21,258
2.55%, 6/15/30	22,000	20,715
PPL Capital Funding, Inc. 5.25%, 9/1/34	68,000	70,250
PPL Electric Utilities Corp.
3.95%, 6/1/47	56,000	45,598
3.00%, 10/1/49	145,000	97,743
Investments	Principal Amount	Value
PRA Group, Inc.
8.38%, 2/1/28(e)	$16,000	$16,120
5.00%, 10/1/29(b)(e)	104,000	96,159
8.88%, 1/31/30(e)	16,000	16,288
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(e)	200,000	143,621
5.88%, 9/1/31(e)	126,000	80,454
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	15,395
3.15%, 7/15/46	10,000	7,570
2.52%, 10/15/50	10,000	6,357
3.75%, 11/15/52	10,000	7,957
3.30%, 7/15/56	10,000	7,108
Prestige Brands, Inc.
5.13%, 1/15/28(e)	42,000	42,004
3.75%, 4/1/31(e)	25,000	23,410
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(e)	2,000	2,005
3.38%, 8/31/27(e)	175,000	172,337
Primerica, Inc. 2.80%, 11/19/31	42,000	38,442
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(e)	31,000	31,014
4.38%, 4/30/29(e)	31,000	30,406
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,859
3.70%, 5/15/29	10,000	9,903
2.13%, 6/15/30	126,000	115,608
6.05%, 10/15/36	100,000	109,304
4.63%, 9/15/42	70,000	63,514
4.35%, 5/15/43	15,000	13,122
4.30%, 11/15/46	4,000	3,393
5.50%, 3/15/53	9,000	8,706
Principal Life Global Funding II
1.50%, 11/17/26(e)	25,000	24,603
5.00%, 1/16/27(e)	20,000	20,197
5.50%, 6/28/28(e)	12,000	12,363
5.10%, 1/25/29(e)	20,000	20,515
2.50%, 9/16/29(e)	20,000	18,942
1.63%, 11/19/30(e)	18,000	15,970
Private Export Funding Corp. 3.90%, 10/15/27, Series QQ	783,000	786,251
Procter & Gamble Co.
1.00%, 4/23/26	21,000	20,917
2.80%, 3/25/27	77,000	76,330
3.60%, 3/25/50	132,000	104,007

See Notes to Financial Statements.

WisdomTree Trust    135

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
PROG Holdings, Inc. 6.00%, 11/15/29(e)	$25,000	$24,561
Progress Energy, Inc. 6.00%, 12/1/39	733,000	786,838
Progressive Corp.
2.50%, 3/15/27	17,000	16,787
4.00%, 3/1/29	30,000	30,158
6.63%, 3/1/29	16,000	17,261
3.20%, 3/26/30	10,000	9,712
3.00%, 3/15/32	10,000	9,291
6.25%, 12/1/32	25,000	27,790
4.95%, 6/15/33	10,000	10,317
4.35%, 4/25/44	23,000	20,157
3.70%, 1/26/45	26,000	20,631
4.13%, 4/15/47	56,000	46,516
4.20%, 3/15/48	39,000	32,519
3.95%, 3/26/50	40,000	31,534
3.70%, 3/15/52	33,000	24,818
Prologis LP
3.25%, 10/1/26	309,000	307,861
2.25%, 4/15/30	100,000	93,705
1.75%, 7/1/30	550,000	500,289
4.38%, 9/15/48	76,000	65,110
3.00%, 4/15/50	35,000	23,499
2.13%, 10/15/50	123,000	67,783
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(e)	20,000	20,690
5.50%, 4/1/34(e)	20,000	20,981
5.25%, 1/15/35(e)	20,000	20,618
Protective Life Corp.
4.30%, 9/30/28(e)	17,000	17,063
3.40%, 1/15/30(e)	17,000	16,486
Protective Life Global Funding 1.90%, 7/6/28(e)	219,000	208,913
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	47,000	36,779
3.93%, 10/1/48, Series A	151,000	121,107
2.70%, 10/1/51, Series 21A	318,000	195,257
Prudential Financial, Inc.
3.88%, 3/27/28	29,000	29,031
2.10%, 3/10/30	10,000	9,350
5.75%, 7/15/33, Series B	10,000	10,949
5.70%, 12/14/36, Series D	79,000	83,732
6.63%, 12/1/37, Series D	15,000	17,293
3.00%, 3/10/40	20,000	15,622
6.63%, 6/21/40	15,000	17,014
4.60%, 5/15/44	35,000	31,170
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(b)	245,000	242,026
Investments	Principal Amount	Value
3.91%, 12/7/47	$58,000	$45,466
4.42%, 3/27/48	46,000	38,851
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	60,000	60,619
3.94%, 12/7/49	76,000	58,712
4.35%, 2/25/50	65,000	53,175
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)(b)	111,000	103,830
3.70%, 3/13/51	227,000	166,420
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	69,026
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	88,089
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	128,000	137,375
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	35,871
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	411,130
4.10%, 6/15/48	755,000	615,357
3.20%, 3/1/50, Series 34	36,000	24,915
2.70%, 1/15/51, Series 36	47,000	28,839
Public Service Co. of New Hampshire 2.20%, 6/15/31, Series V	890,000	809,811
Public Service Co. of Oklahoma 3.15%, 8/15/51, Series K	37,000	24,912
Public Service Electric & Gas Co.
3.00%, 5/15/27	30,000	29,755
3.70%, 5/1/28	62,000	61,863
3.65%, 9/1/28	86,000	85,795
3.20%, 5/15/29	10,000	9,815
2.45%, 1/15/30	5,000	4,736
1.90%, 8/15/31	10,000	8,946
3.10%, 3/15/32	10,000	9,407
4.90%, 12/15/32	10,000	10,337
4.65%, 3/15/33	10,000	10,137
5.20%, 8/1/33	10,000	10,463
5.20%, 3/1/34	10,000	10,427
4.85%, 8/1/34	12,000	12,206
5.80%, 5/1/37, Series E	15,000	16,253
5.50%, 3/1/40	15,000	15,567
3.95%, 5/1/42	20,000	17,278
3.65%, 9/1/42	19,000	15,585
3.80%, 1/1/43	18,000	15,076
3.80%, 3/1/46	30,000	24,200
3.60%, 12/1/47	19,000	14,510

See Notes to Financial Statements.

136    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
4.05%, 5/1/48	$53,000	$43,257
3.85%, 5/1/49	28,000	22,038
3.20%, 8/1/49	22,000	15,434
3.15%, 1/1/50	17,000	11,710
2.70%, 5/1/50	65,000	41,718
2.05%, 8/1/50	109,000	59,963
3.00%, 3/1/51	64,000	42,646
5.13%, 3/15/53	22,000	20,923
5.45%, 8/1/53	34,000	33,673
5.45%, 3/1/54	30,000	29,756
5.30%, 8/1/54	55,000	53,333
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	45,000	46,410
5.88%, 10/15/28	35,000	36,579
5.20%, 4/1/29	15,000	15,507
1.60%, 8/15/30	40,000	35,880
2.45%, 11/15/31	55,000	49,870
6.13%, 10/15/33	30,000	32,592
5.45%, 4/1/34	45,000	47,068
Public Storage Operating Co.
1.50%, 11/9/26(b)	309,000	304,310
5.35%, 8/1/53	139,000	136,445
Puget Energy, Inc.
4.10%, 6/15/30	38,000	37,532
4.22%, 3/15/32	88,000	85,762
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,342
6.27%, 3/15/37	16,000	17,853
5.76%, 10/1/39	95,000	101,137
5.80%, 3/15/40	111,000	116,708
5.64%, 4/15/41	16,000	16,481
4.30%, 5/20/45	23,000	19,537
4.22%, 6/15/48	70,000	58,700
3.25%, 9/15/49	24,000	16,863
2.89%, 9/15/51	24,000	15,801
5.45%, 6/1/53	22,000	21,583
PulteGroup, Inc. 7.88%, 6/15/32	122,000	144,159
PVH Corp. 5.50%, 6/13/30	31,000	31,834
Qorvo, Inc. 4.38%, 10/15/29	79,000	77,853
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	144,309
1.30%, 5/20/28	70,000	66,465
2.15%, 5/20/30	25,000	23,293
1.65%, 5/20/32	25,000	21,620
4.25%, 5/20/32	10,000	10,078
5.40%, 5/20/33	15,000	15,987
4.65%, 5/20/35(b)	44,000	44,519
Investments	Principal Amount	Value
4.80%, 5/20/45	$111,000	$102,478
4.30%, 5/20/47	70,000	59,464
3.25%, 5/20/50	115,000	80,363
4.50%, 5/20/52	69,000	58,568
6.00%, 5/20/53	78,000	82,549
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,407
2.90%, 10/1/30	71,000	67,154
2.35%, 1/15/32	36,000	32,172
5.25%, 8/9/34	44,000	45,615
3.05%, 10/1/41	45,000	34,387
Quest Diagnostics, Inc.
2.95%, 6/30/30	115,000	109,699
6.40%, 11/30/33	52,000	58,162
5.00%, 12/15/34	10,000	10,243
QVC, Inc.
6.88%, 4/15/29(e)	28,000	12,046
5.45%, 8/15/34	17,000	7,302
5.95%, 3/15/43	12,000	5,170
Radian Group, Inc. 6.20%, 5/15/29	53,000	55,603
Radiate Holdco LLC/Radiate Finance, Inc.
6.25%, 9/25/29, PIK(b)(e)	36,373	26,644
9.25%, 3/25/30, PIK(e)	34,260	25,234
Radiology Partners, Inc. 9.78%, 2/15/30, PIK(e)	32,519	30,446
Rand Parent LLC 8.50%, 2/15/30(e)	35,000	36,548
Range Resources Corp. 4.75%, 2/15/30(e)	20,000	19,829
Raven Acquisition Holdings LLC 6.88%, 11/15/31(e)	52,000	50,020
Raymond James Financial, Inc.
4.95%, 7/15/46	78,000	71,929
3.75%, 4/1/51	109,000	80,742
Realty Income Corp.
2.10%, 3/15/28	110,000	106,164
3.40%, 1/15/30	100,000	97,748
3.25%, 1/15/31	295,000	283,120
5.38%, 9/1/54	92,000	90,332
Regal Rexnord Corp.
6.05%, 4/15/28	77,000	79,855
6.30%, 2/15/30	39,000	41,671
6.40%, 4/15/33	285,000	310,432
Regency Centers LP 3.70%, 6/15/30(b)	289,000	285,384
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	68,000	42,255
Regions Financial Corp.
1.80%, 8/12/28	201,000	190,639
7.38%, 12/10/37	93,000	108,860

See Notes to Financial Statements.

WisdomTree Trust    137

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Reinsurance Group of America, Inc.
3.95%, 9/15/26	$25,000	$25,001
3.90%, 5/15/29	43,000	42,765
3.15%, 6/15/30	43,000	41,070
6.00%, 9/15/33	29,000	31,038
5.75%, 9/15/34	59,000	61,746
6.65%, 9/15/55, (6.65% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.392% thereafter)(a)	99,000	102,527
Republic Services, Inc.
2.90%, 7/1/26	30,000	29,900
3.38%, 11/15/27	40,000	39,772
3.95%, 5/15/28	49,000	49,167
4.88%, 4/1/29	55,000	56,535
5.00%, 11/15/29	19,000	19,700
2.30%, 3/1/30	45,000	42,229
1.45%, 2/15/31	45,000	39,727
1.75%, 2/15/32	55,000	48,055
2.38%, 3/15/33	50,000	44,271
5.00%, 12/15/33	45,000	46,900
5.20%, 11/15/34(b)	32,000	33,504
6.20%, 3/1/40	35,000	39,522
5.70%, 5/15/41	35,000	37,440
3.05%, 3/1/50	4,000	2,767
Resideo Funding, Inc.
4.00%, 9/1/29(e)	12,000	11,705
6.50%, 7/15/32(e)	24,000	24,560
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29(d)	200,000	182,545
Revvity, Inc.
3.30%, 9/15/29	61,000	59,183
2.55%, 3/15/31	179,000	163,844
2.25%, 9/15/31	53,000	47,214
3.63%, 3/15/51	36,000	26,470
Reworld Holding Corp. 4.88%, 12/1/29(e)	31,000	29,914
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,315
2.13%, 12/1/30	28,000	25,377
2.15%, 9/1/31	28,000	24,865
RGA Global Funding
2.00%, 11/30/26(e)	21,000	20,688
6.00%, 11/21/28(e)	17,000	17,824
2.70%, 1/18/29(e)	17,000	16,309
5.45%, 5/24/29(e)	143,000	148,566
5.50%, 1/11/31(e)	29,000	30,375
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	29,010
7.25%, 7/15/28(e)	17,000	17,476
4.50%, 2/15/29(e)	25,000	24,670
6.50%, 4/1/32(e)	41,000	42,504
Investments	Principal Amount	Value
Rite Aid Corp. 15.00%, 8/30/31, Series B, PIK(g)	$14,244	$2
Rithm Capital Corp. 8.00%, 4/1/29(e)	32,000	32,229
RLJ Lodging Trust LP
3.75%, 7/1/26(e)	20,000	19,910
4.00%, 9/15/29(e)	20,000	19,164
ROBLOX Corp. 3.88%, 5/1/30(e)	41,000	39,115
Roche Holdings, Inc. 4.79%, 3/8/29(e)	520,000	535,267
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 3/1/29(e)	50,000	48,210
4.00%, 10/15/33(b)(e)	168,000	154,372
Rocket Software, Inc.
9.00%, 11/28/28(e)	33,000	32,329
6.50%, 2/15/29(e)	24,000	20,153
Rockies Express Pipeline LLC
4.95%, 7/15/29(e)	23,000	23,022
4.80%, 5/15/30(e)	14,000	13,792
7.50%, 7/15/38(e)	10,000	10,911
6.88%, 4/15/40(e)	21,000	21,637
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,709
1.75%, 8/15/31	9,000	7,975
4.20%, 3/1/49	28,000	23,805
2.80%, 8/15/61	22,000	12,900
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(e)	20,000	19,753
Roper Technologies, Inc.
3.80%, 12/15/26	43,000	42,953
1.40%, 9/15/27	43,000	41,382
4.20%, 9/15/28	49,000	49,118
2.95%, 9/15/29	50,000	47,933
4.50%, 10/15/29	35,000	35,474
2.00%, 6/30/30	43,000	39,054
1.75%, 2/15/31	71,000	62,398
4.75%, 2/15/32	35,000	35,353
4.90%, 10/15/34	128,000	127,050
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,345
3.70%, 3/15/28	20,000	19,884
5.50%, 4/1/28(e)	60,000	61,331
5.63%, 9/30/31(e)	44,000	45,360
6.00%, 2/1/33(e)	81,000	83,871
5.38%, 1/15/36	167,000	170,568
Royalty Pharma PLC
1.75%, 9/2/27	60,000	58,075
2.20%, 9/2/30(b)	70,000	64,279
2.15%, 9/2/31	45,000	40,216
See Notes to Financial Statements.

138    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.30%, 9/2/40	$77,000	$60,842
3.55%, 9/2/50	149,000	105,583
3.35%, 9/2/51	308,000	208,725
RPM International, Inc.
4.55%, 3/1/29(b)	176,000	178,756
4.25%, 1/15/48	11,000	9,182
RR Donnelley & Sons Co. 10.88%, 8/1/29(e)	19,000	19,504
RRD Intermediate Holdings, Inc. 11.00%, 12/1/30, PIK(e)	250,450	256,460
RRD Parent, Inc. 12.00%, 2/4/30(e)(f)	170,000	205,441
RTX Corp.
2.25%, 7/1/30	252,000	234,928
6.13%, 7/15/38	645,000	717,931
4.45%, 11/16/38	1,127,000	1,075,599
4.50%, 6/1/42	169,000	155,734
4.63%, 11/16/48	412,000	368,081
Ryan Specialty LLC
4.38%, 2/1/30(b)(e)	16,000	15,584
5.88%, 8/1/32(b)(e)	24,000	24,220
Ryder System, Inc.
1.75%, 9/1/26	18,000	17,802
2.90%, 12/1/26	24,000	23,813
2.85%, 3/1/27	27,000	26,742
5.30%, 3/15/27	21,000	21,283
4.30%, 6/15/27	18,000	18,081
5.65%, 3/1/28	30,000	30,936
5.25%, 6/1/28	40,000	41,111
6.30%, 12/1/28	24,000	25,413
5.38%, 3/15/29	34,000	35,282
5.50%, 6/1/29	22,000	22,944
6.60%, 12/1/33	43,000	48,506
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,735
2.45%, 3/1/27	90,000	88,792
4.75%, 8/1/28	50,000	51,071
2.70%, 3/1/29	90,000	87,020
2.50%, 12/1/29	10,000	9,509
1.25%, 8/15/30	10,000	8,868
2.90%, 3/1/32	30,000	27,923
5.25%, 9/15/33	2,000	2,111
3.25%, 12/1/49	25,000	17,774
3.70%, 3/1/52	81,000	61,655
2.30%, 8/15/60	30,000	15,466
3.90%, 3/1/62	20,000	15,125
Sabal Trail Transmission LLC
4.68%, 5/1/38(e)	59,000	57,017
4.83%, 5/1/48(e)	16,000	14,282
Investments	Principal Amount	Value
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	$83,000	$83,338
4.50%, 5/15/30	187,000	189,141
5.90%, 9/15/37	37,923	40,463
Sabra Health Care LP
3.90%, 10/15/29	25,000	24,648
3.20%, 12/1/31	57,000	52,760
Sabre GLBL, Inc.
10.75%, 11/15/29(e)	71,000	52,499
10.75%, 3/15/30(e)	85,000	61,698
11.13%, 7/15/30(b)(e)	76,000	55,189
Safehold GL Holdings LLC
2.85%, 1/15/32	35,000	32,023
6.10%, 4/1/34	98,000	105,775
Salesforce, Inc.
1.95%, 7/15/31	30,000	26,690
2.90%, 7/15/51	133,000	81,681
3.05%, 7/15/61	88,000	51,437
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32(b)	25,000	25,969
Sammons Financial Group, Inc.
4.45%, 5/12/27(e)	80,000	80,113
3.35%, 4/16/31(e)	35,000	32,791
4.75%, 4/8/32(e)	20,000	19,595
6.88%, 4/15/34(e)	31,000	33,848
San Diego Gas & Electric Co.
4.95%, 8/15/28	28,000	28,745
1.70%, 10/1/30, Series VVV	22,000	19,823
3.00%, 3/15/32, Series XXX	14,000	13,041
6.00%, 6/1/39	20,000	21,557
4.50%, 8/15/40	33,000	30,637
3.75%, 6/1/47, Series RRR	26,000	20,294
4.15%, 5/15/48	26,000	21,322
4.10%, 6/15/49, Series TTT	35,000	28,089
3.32%, 4/15/50, Series UUU	76,000	53,209
2.95%, 8/15/51, Series WWW	49,000	32,109
3.70%, 3/15/52	33,000	24,548
5.35%, 4/1/53	53,000	50,778
5.55%, 4/15/54	39,000	38,368
Sanofi SA 3.63%, 6/19/28	69,000	68,960
Santander Holdings USA, Inc.
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	145,000	151,033
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	63,676
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	170,000	191,944

See Notes to Financial Statements.

WisdomTree Trust    139

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)	$23,000	$24,793
SBA Communications Corp. 3.88%, 2/15/27	91,000	90,475
SBL Holdings, Inc.
5.00%, 2/18/31(b)(e)	24,000	21,799
7.20%, 10/30/34(e)	26,000	23,841
SC Johnson & Son, Inc. 4.80%, 9/1/40(e)	250,000	241,469
Schlumberger Holdings Corp. 2.65%, 6/26/30(e)	134,000	127,059
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(e)	68,000	61,743
SCIH Salt Holdings, Inc. 6.63%, 5/1/29(e)	70,000	69,898
Scotts Miracle-Gro Co. 4.50%, 10/15/29	143,000	141,373
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/29(e)	86,000	84,430
8.25%, 12/15/29(b)(e)	101,000	106,703
4.13%, 1/15/31(e)	61,000	58,559
8.50%, 7/15/31(e)	21,000	22,109
9.63%, 12/1/32(e)	47,000	52,743
5.75%, 12/1/34(b)(e)	188,000	192,976
Sealed Air Corp.
1.57%, 10/15/26(e)	24,000	23,669
4.00%, 12/1/27(e)	17,000	16,968
5.00%, 4/15/29(e)	17,000	17,152
7.25%, 2/15/31(e)	17,000	17,666
6.50%, 7/15/32(e)	16,000	16,558
6.88%, 7/15/33(b)(e)	19,000	19,715
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(e)	31,000	31,467
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(b)(e)	31,000	30,096
Securian Financial Group, Inc. 4.80%, 4/15/48(e)	73,000	63,971
Sekisui House U.S., Inc.
2.50%, 1/15/31	150,000	135,395
6.00%, 1/15/43	45,000	42,981
3.97%, 8/6/61	130,000	89,349
Selective Insurance Group, Inc. 5.38%, 3/1/49	28,000	26,613
Sempra
5.40%, 8/1/26	31,000	31,145
3.70%, 4/1/29	29,000	28,705
5.50%, 8/1/33	20,000	21,084
3.80%, 2/1/38	33,000	28,838
6.00%, 10/15/39	66,000	69,747
Investments	Principal Amount	Value
4.00%, 2/1/48	$121,000	$93,946
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	56,328
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)	46,000	46,929
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)	28,000	28,877
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(a)	28,000	28,610
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	29,000	29,519
Sensata Technologies, Inc.
4.38%, 2/15/30(e)	85,000	83,575
3.75%, 2/15/31(e)	31,000	29,276
Service Corp. International 3.38%, 8/15/30	200,000	188,305
Service Properties Trust
4.95%, 2/15/27	3,000	2,987
5.50%, 12/15/27	19,000	19,077
3.95%, 1/15/28	17,000	16,196
8.38%, 6/15/29	29,000	30,539
4.95%, 10/1/29	18,000	16,362
4.38%, 2/15/30	17,000	15,063
8.63%, 11/15/31(e)	41,000	43,156
8.88%, 6/15/32(b)	20,000	20,089
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,957
4.75%, 4/1/29	12,000	11,882
Shell Finance US, Inc.
4.13%, 5/11/35	561,000	546,849
3.13%, 11/7/49(e)	3,000	2,078
Shell International Finance BV 4.38%, 5/11/45	12,000	10,553
Sherwin-Williams Co.
3.45%, 6/1/27	82,000	81,630
2.95%, 8/15/29	35,000	33,832
2.30%, 5/15/30	35,000	32,564
2.20%, 3/15/32	35,000	31,085
4.00%, 12/15/42	35,000	29,420
4.55%, 8/1/45	35,000	30,841
4.50%, 6/1/47	115,000	99,642
3.80%, 8/15/49	58,000	44,259
3.30%, 5/15/50	54,000	37,752
2.90%, 3/15/52	45,000	28,301
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26(b)	8,000	7,970

See Notes to Financial Statements.

140    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Sierra Pacific Power Co. 5.90%, 3/15/54	$7,000	$7,153
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/29(e)	35,000	33,745
Simon Property Group LP
3.25%, 11/30/26	55,000	54,809
3.38%, 6/15/27	55,000	54,746
3.38%, 12/1/27	55,000	54,651
1.75%, 2/1/28	60,000	57,790
2.45%, 9/13/29	25,000	23,769
2.65%, 7/15/30	15,000	14,179
2.20%, 2/1/31	15,000	13,694
2.25%, 1/15/32	15,000	13,425
2.65%, 2/1/32	15,000	13,686
5.50%, 3/8/33	15,000	15,926
6.75%, 2/1/40	26,000	30,179
4.25%, 10/1/44	60,000	51,630
4.25%, 11/30/46	30,000	25,551
3.25%, 9/13/49	227,000	159,839
3.80%, 7/15/50	51,000	39,289
5.85%, 3/8/53	35,000	36,329
6.65%, 1/15/54	27,000	30,670
Sinclair Television Group, Inc.
5.50%, 3/1/30(e)	153,000	137,209
4.38%, 12/31/32(e)	105,000	84,309
8.13%, 2/15/33(e)	16,000	16,666
9.75%, 2/15/33(e)	24,000	26,638
Sirius XM Radio LLC
3.13%, 9/1/26(e)	50,000	49,756
5.00%, 8/1/27(e)	62,000	62,009
5.50%, 7/1/29(e)	50,000	50,069
SiriusPoint Ltd. 7.00%, 4/5/29	24,000	25,298
Six Flags Entertainment Corp. 7.25%, 5/15/31(b)(e)	33,000	32,420
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 6.50%, 10/1/28	12,000	12,015
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada’s Wonderland Co. 6.63%, 5/1/32(e)	35,000	35,611
Sixth Street Lending Partners 6.50%, 3/11/29	37,000	38,251
SK Invictus Intermediate II SARL 5.00%, 10/30/29(e)	28,000	27,598
SLM Corp. 3.13%, 11/2/26	20,000	19,730
Investments	Principal Amount	Value
SM Energy Co.
5.00%, 10/15/26(e)	$17,000	$17,018
6.50%, 7/15/28	132,000	132,823
8.63%, 11/1/30(e)	21,000	22,240
8.75%, 7/1/31(e)	69,000	72,401
Smithfield Foods, Inc.
3.00%, 10/15/30(e)	311,000	290,044
2.63%, 9/13/31(e)	20,000	17,990
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(e)	139,000	139,067
8.88%, 11/15/31(e)	42,000	44,638
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,891
4.10%, 3/1/48	20,000	16,660
3.10%, 5/1/50	24,000	16,579
Solventum Corp.
5.45%, 2/25/27	19,000	19,257
5.45%, 3/13/31	70,000	73,413
5.60%, 3/23/34	120,000	125,468
5.90%, 4/30/54(b)	113,000	113,043
Somnigroup International, Inc. 3.88%, 10/15/31(e)	56,000	52,609
Sonoco Products Co.
2.25%, 2/1/27	268,000	263,921
3.13%, 5/1/30	43,000	41,122
2.85%, 2/1/32(b)	79,000	72,550
5.75%, 11/1/40	48,000	49,831
Sotera Health Holdings LLC 7.38%, 6/1/31(e)	31,000	32,680
Southern California Edison Co.
5.30%, 3/1/28	58,000	59,359
4.00%, 4/1/47	665,000	512,901
3.65%, 2/1/50	25,000	17,889
2.95%, 2/1/51, Series 20A	233,000	146,287
3.65%, 6/1/51, Series H	133,000	93,962
3.45%, 2/1/52	46,000	31,430
5.45%, 6/1/52, Series E	46,000	42,676
5.70%, 3/1/53	29,000	27,720
5.88%, 12/1/53	46,000	45,232
5.75%, 4/15/54	26,000	25,107
Southern California Gas Co.
2.60%, 6/15/26, Series TT	10,000	9,964
2.95%, 4/15/27	33,000	32,692
2.55%, 2/1/30, Series XX	13,000	12,340
5.20%, 6/1/33	10,000	10,411
5.05%, 9/1/34	12,000	12,353
5.13%, 11/15/40(b)	147,000	145,897
3.75%, 9/15/42	7,000	5,685
4.13%, 6/1/48, Series UU	8,000	6,396
4.30%, 1/15/49, Series VV	11,000	9,100

See Notes to Financial Statements.

WisdomTree Trust    141

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
3.95%, 2/15/50, Series WW	$62,000	$47,507
6.35%, 11/15/52	11,000	12,001
5.75%, 6/1/53	18,000	18,102
5.60%, 4/1/54	50,000	49,211
Southern Co. 5.50%, 3/15/29	630,000	656,657
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	127,066
4.40%, 5/30/47	412,000	352,796
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,865
5.13%, 6/15/27	40,000	40,468
3.45%, 11/16/27	18,000	17,838
2.63%, 2/10/30	36,000	33,773
Southwest Gas Corp.
5.80%, 12/1/27	41,000	42,242
4.05%, 3/15/32	229,000	224,532
Southwestern Electric Power Co. 3.25%, 11/1/51	59,000	39,598
Southwestern Energy Co.
5.38%, 2/1/29	29,000	28,965
4.75%, 2/1/32	48,000	47,946
Southwestern Public Service Co.
3.70%, 8/15/47	101,000	77,475
3.15%, 5/1/50, Series 8	39,000	26,377
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,873
5.95%, 9/25/43	78,000	80,713
4.50%, 3/15/45	65,000	56,401
Spectrum Brands, Inc. 3.88%, 3/15/31(e)	8,000	7,031
Spire Missouri, Inc.
4.80%, 2/15/33	285,000	291,808
3.30%, 6/1/51	17,000	11,885
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,978
4.60%, 6/15/28(b)	29,000	29,274
Sprint Capital Corp. 8.75%, 3/15/32	296,000	361,615
SS&C Technologies, Inc. 5.50%, 9/30/27(e)	90,000	89,961
Stagwell Global LLC 5.63%, 8/15/29(e)	45,000	41,450
Standard Industries, Inc. 4.38%, 7/15/30(e)	195,000	188,299
Stanley Black & Decker, Inc.
6.00%, 3/6/28	25,000	25,955
4.25%, 11/15/28	30,000	30,149
2.30%, 3/15/30	304,000	282,022
3.00%, 5/15/32	238,000	219,030
Investments	Principal Amount	Value
5.20%, 9/1/40	$35,000	$34,396
4.85%, 11/15/48	45,000	40,086
2.75%, 11/15/50	68,000	41,249
Staples, Inc.
10.75%, 9/1/29(e)	68,000	62,683
12.75%, 1/15/30(e)	115,452	81,335
Star Parent, Inc. 9.00%, 10/1/30(e)	41,000	41,644
Starbucks Corp.
2.45%, 6/15/26	30,000	29,875
4.85%, 2/8/27	60,000	60,496
2.00%, 3/12/27	30,000	29,470
3.50%, 3/1/28	35,000	34,779
4.00%, 11/15/28	30,000	30,090
3.55%, 8/15/29	60,000	59,351
2.25%, 3/12/30	58,000	54,140
2.55%, 11/15/30	89,000	83,237
4.90%, 2/15/31	73,000	75,598
3.00%, 2/14/32	27,000	25,221
4.80%, 2/15/33	73,000	74,890
5.00%, 2/15/34(b)	44,000	45,462
4.30%, 6/15/45	91,000	78,518
3.75%, 12/1/47	45,000	34,843
4.50%, 11/15/48	91,000	78,374
4.45%, 8/15/49	90,000	76,873
3.35%, 3/12/50	45,000	31,731
3.50%, 11/15/50(b)	115,000	83,145
Starwood Property Trust, Inc.
3.63%, 7/15/26(e)	16,000	15,881
4.38%, 1/15/27(e)	20,000	19,875
7.25%, 4/1/29(e)	75,000	78,745
6.50%, 10/15/30(e)	50,000	52,148
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	104,423
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	208,000	204,823
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	37,000	38,170
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	37,265
2.40%, 1/24/30	15,000	14,269
2.20%, 3/3/31	93,000	84,695
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	237,000	229,740

See Notes to Financial Statements.

142    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	$31,000	$28,235
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	10,042
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,815
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	15,309
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,824
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	159,000	151,942
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,860
Station Casinos LLC
4.50%, 2/15/28(b)(e)	28,000	27,943
6.63%, 3/15/32(e)	23,000	23,556
Steel Dynamics, Inc.
3.45%, 4/15/30	135,000	131,377
3.25%, 10/15/50	129,000	88,496
Stellantis Finance U.S., Inc. 5.63%, 1/12/28(e)	200,000	203,977
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	175,000	162,768
Stewart Information Services Corp. 3.60%, 11/15/31	71,000	64,467
StoneX Group, Inc. 7.88%, 3/1/31(e)	22,000	23,346
Store Capital LLC
4.50%, 3/15/28	121,000	121,542
4.63%, 3/15/29	86,000	86,402
Stryker Corp.
3.65%, 3/7/28	35,000	34,902
4.85%, 12/8/28	35,000	35,924
5.20%, 2/10/35	183,000	190,043
4.10%, 4/1/43	35,000	30,274
4.38%, 5/15/44	35,000	30,969
4.63%, 3/15/46	90,000	81,500
2.90%, 6/15/50	112,000	74,613
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(e)	27,000	26,034
Summa Health 3.51%, 11/15/51	28,000	21,617
Investments	Principal Amount	Value
SunCoke Energy, Inc. 4.88%, 6/30/29(e)	$20,000	$18,286
Sunoco LP
5.88%, 7/15/27(e)	81,000	81,077
7.00%, 5/1/29(e)	31,000	32,185
4.50%, 10/1/29(e)	33,000	32,554
4.63%, 5/1/30(e)	33,000	32,283
7.25%, 5/1/32(e)	31,000	32,790
5.88%, 3/15/34(e)	101,000	101,780
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	25,040
5.88%, 3/15/28	16,000	16,011
7.00%, 9/15/28(e)	21,000	21,594
4.50%, 4/30/30	33,000	32,337
Sutter Health
2.29%, 8/15/30, Series 20A	214,000	198,827
5.16%, 8/15/33	8,000	8,336
3.16%, 8/15/40, Series 20A	18,000	14,600
4.09%, 8/15/48, Series 2018	59,000	49,825
3.36%, 8/15/50, Series 20A	26,000	19,013
5.55%, 8/15/53	16,000	16,484
Synchrony Financial
3.70%, 8/4/26	248,000	247,567
3.95%, 12/1/27	66,000	65,725
5.15%, 3/19/29	213,000	216,520
5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)	56,000	58,135
Synopsys, Inc. 5.70%, 4/1/55	415,000	415,039
Sysco Corp.
3.30%, 7/15/26	60,000	59,858
3.25%, 7/15/27	45,000	44,663
5.75%, 1/17/29	64,000	67,127
2.40%, 2/15/30	41,000	38,563
5.95%, 4/1/30	70,000	74,529
2.45%, 12/14/31	40,000	36,331
6.00%, 1/17/34	66,000	72,037
5.38%, 9/21/35	35,000	36,551
6.60%, 4/1/40	32,000	36,224
4.85%, 10/1/45	57,000	52,046
4.50%, 4/1/46	45,000	39,369
4.45%, 3/15/48	45,000	38,698
3.30%, 2/15/50	90,000	64,039
6.60%, 4/1/50	110,000	123,213
3.15%, 12/14/51	70,000	47,463
System Energy Resources, Inc. 6.00%, 4/15/28	20,000	20,764
See Notes to Financial Statements.

WisdomTree Trust    143

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	$34,000	$34,022
3.70%, 4/14/27	37,000	36,908
4.95%, 3/28/28	49,000	49,858
4.00%, 4/14/32	75,000	73,184
Talen Energy Supply LLC
8.63%, 6/1/30(e)	49,000	51,594
6.50%, 2/1/36(e)	91,000	93,617
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(e)	36,000	36,504
6.00%, 9/1/31(e)	63,000	63,675
Talos Production, Inc. 9.38%, 2/1/31(e)	26,000	27,669
Tampa Electric Co.
2.40%, 3/15/31	8,000	7,363
4.10%, 6/15/42	13,000	11,290
4.35%, 5/15/44	63,000	55,140
4.30%, 6/15/48	41,000	34,684
4.45%, 6/15/49	16,000	13,605
3.63%, 6/15/50	13,000	9,699
3.45%, 3/15/51	43,000	30,993
5.00%, 7/15/52	13,000	12,073
Tapestry, Inc.
4.13%, 7/15/27	24,000	24,011
3.05%, 3/15/32	36,000	33,475
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,725
6.15%, 3/1/29	22,000	23,272
4.20%, 2/1/33	55,000	53,478
6.13%, 3/15/33	65,000	70,355
6.50%, 3/30/34	107,000	118,537
5.50%, 2/15/35	80,000	82,806
4.95%, 4/15/52	32,000	27,685
6.25%, 7/1/52	211,000	216,484
6.50%, 2/15/53	77,000	81,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28	45,000	45,029
5.50%, 3/1/30	70,000	71,242
4.88%, 2/1/31	187,000	189,411
4.00%, 1/15/32	300,000	291,401
Target Corp.
4.50%, 9/15/32(b)	560,000	573,087
2.95%, 1/15/52	281,000	184,881
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(e)	18,000	18,375
5.13%, 8/1/30(b)(e)	20,000	20,188
Investments	Principal Amount	Value
TD SYNNEX Corp.
1.75%, 8/9/26	$43,000	$42,544
2.38%, 8/9/28	37,000	35,457
2.65%, 8/9/31	110,000	99,870
6.10%, 4/12/34	43,000	45,592
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(e)	56,000	65,257
4.90%, 9/15/44(e)	70,000	65,013
4.27%, 5/15/47(e)	85,000	71,535
3.30%, 5/15/50(e)	50,000	34,870
TEGNA, Inc. 5.00%, 9/15/29	22,000	21,989
Teledyne FLIR LLC 2.50%, 8/1/30	207,000	194,030
Teledyne Technologies, Inc.
2.25%, 4/1/28	43,000	41,606
2.75%, 4/1/31	74,000	69,212
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,897
4.25%, 6/1/28(e)	20,000	19,722
Tenet Healthcare Corp. 6.13%, 10/1/28	323,000	324,036
Tenneco, Inc. 8.00%, 11/17/28(e)	78,000	78,048
Terex Corp. 5.00%, 5/15/29(e)	25,000	25,015
TerraForm Power Operating LLC
5.00%, 1/31/28(e)	29,000	29,052
4.75%, 1/15/30(e)	33,000	32,325
Texas Eastern Transmission LP
7.00%, 7/15/32	82,000	93,402
4.15%, 1/15/48(e)	36,000	29,343
Texas Health Resources 4.33%, 11/15/55	5,000	4,236
Texas Instruments, Inc.
4.60%, 2/8/27	50,000	50,363
2.90%, 11/3/27	35,000	34,641
4.60%, 2/15/28	50,000	50,853
4.60%, 2/8/29	50,000	51,242
2.25%, 9/4/29	15,000	14,271
1.75%, 5/4/30	15,000	13,789
1.90%, 9/15/31	10,000	8,984
3.65%, 8/16/32	10,000	9,720
4.90%, 3/14/33	20,000	20,780
4.85%, 2/8/34	10,000	10,326
3.88%, 3/15/39	35,000	31,667
4.15%, 5/15/48	65,000	54,644

See Notes to Financial Statements.

144    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
2.70%, 9/15/51	$20,000	$12,514
4.10%, 8/16/52	15,000	12,169
5.00%, 3/14/53	30,000	28,096
5.15%, 2/8/54(b)	35,000	33,748
5.05%, 5/18/63	156,000	142,712
Textron, Inc.
3.38%, 3/1/28	18,000	17,823
3.90%, 9/17/29	21,000	20,896
3.00%, 6/1/30	46,000	44,063
2.45%, 3/15/31	36,000	33,041
6.10%, 11/15/33	25,000	27,379
TGNR Intermediate Holdings LLC 5.50%, 10/15/29(e)	29,000	28,706
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,135
5.00%, 12/5/26	55,000	55,485
4.80%, 11/21/27	11,000	11,192
1.75%, 10/15/28	38,000	36,121
5.00%, 1/31/29	16,000	16,531
2.60%, 10/1/29	2,000	1,916
4.98%, 8/10/30	15,000	15,597
2.00%, 10/15/31(b)	25,000	22,490
4.95%, 11/21/32	10,000	10,390
5.09%, 8/10/33	20,000	20,883
5.20%, 1/31/34	10,000	10,503
5.40%, 8/10/43	39,000	39,855
5.30%, 2/1/44	26,000	25,991
4.10%, 8/15/47	163,000	138,159
Thomas Jefferson University 3.85%, 11/1/57	92,000	68,518
Thor Industries, Inc. 4.00%, 10/15/29(e)	26,000	25,034
Time Warner Cable Enterprises LLC 8.38%, 7/15/33	63,000	73,857
Time Warner Cable LLC
7.30%, 7/1/38	106,000	114,897
6.75%, 6/15/39	19,000	19,499
5.88%, 11/15/40	19,000	17,864
5.50%, 9/1/41	114,000	102,196
4.50%, 9/15/42	612,000	484,438
TJX Cos., Inc. 1.60%, 5/15/31	116,000	103,290
T-Mobile USA, Inc.
3.88%, 4/15/30	634,000	629,172
5.20%, 1/15/33	525,000	546,460
6.70%, 12/15/33	121,000	137,016
4.38%, 4/15/40	1,957,000	1,788,623
3.00%, 2/15/41	53,000	40,349
4.50%, 4/15/50	410,000	344,210
Investments	Principal Amount	Value
3.60%, 11/15/60	$722,000	$487,153
5.80%, 9/15/62	84,000	83,984
Toledo Edison Co. 6.15%, 5/15/37	15,000	16,620
Toledo Hospital
5.33%, 11/15/28, Series B	72,000	73,389
5.75%, 11/15/38	22,000	22,273
4.98%, 11/15/45	11,000	9,552
6.02%, 11/15/48	57,000	56,762
Toll Brothers Finance Corp.
4.35%, 2/15/28	24,000	24,154
3.80%, 11/1/29	28,000	27,731
Topaz Solar Farms LLC
4.88%, 9/30/39(e)	5,585	5,046
5.75%, 9/30/39(e)	19,715	19,805
TopBuild Corp.
3.63%, 3/15/29(e)	21,000	20,347
4.13%, 2/15/32(e)	20,000	19,047
Toyota Motor Credit Corp.
5.45%, 11/10/27	383,000	394,302
3.05%, 1/11/28	464,000	458,997
1.90%, 4/6/28	514,000	496,464
TPG Operating Group II LP 5.88%, 3/5/34	42,000	43,539
Tractor Supply Co.
1.75%, 11/1/30	47,000	42,125
5.25%, 5/15/33	54,000	56,171
Trane Technologies Financing Ltd.
5.25%, 3/3/33	86,000	90,563
4.65%, 11/1/44	25,000	23,160
4.50%, 3/21/49	30,000	26,516
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	35,000	35,084
5.75%, 6/15/43	72,000	76,743
4.30%, 2/21/48	110,000	95,714
Transatlantic Holdings, Inc. 8.00%, 11/30/39	17,000	21,408
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	25,000	25,046
3.25%, 5/15/30	50,000	48,417
5.40%, 8/15/41	61,000	61,050
4.45%, 8/1/42	35,000	31,447
4.60%, 3/15/48	53,000	46,543
3.95%, 5/15/50	71,000	56,081
TransDigm, Inc.
6.75%, 8/15/28(e)	85,000	86,546
6.38%, 3/1/29(e)	111,000	114,220
6.88%, 12/15/30(e)	118,000	122,877
7.13%, 12/1/31(e)	40,000	41,977

See Notes to Financial Statements.

WisdomTree Trust    145

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
6.63%, 3/1/32(e)	$67,000	$69,489
6.25%, 1/31/34(b)(e)	136,000	140,781
Transocean Aquila Ltd. 8.00%, 9/30/28(e)	9,400	9,653
Transocean International Ltd.
8.75%, 2/15/30(e)	30,800	32,231
7.50%, 4/15/31	64,000	66,132
6.80%, 3/15/38	25,000	24,255
Transocean Titan Financing Ltd. 8.38%, 2/1/28(e)	14,981	15,306
Travel & Leisure Co.
6.63%, 7/31/26(e)	52,000	52,182
6.00%, 4/1/27	16,000	16,214
4.50%, 12/1/29(e)	27,000	26,469
4.63%, 3/1/30(e)	17,000	16,618
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	30,071
6.25%, 6/15/37	52,000	58,393
5.35%, 11/1/40	49,000	49,991
4.60%, 8/1/43	33,000	30,475
4.30%, 8/25/45	26,000	22,470
3.75%, 5/15/46	33,000	26,293
4.00%, 5/30/47	46,000	37,695
4.05%, 3/7/48	33,000	27,064
4.10%, 3/4/49	33,000	27,305
2.55%, 4/27/50	175,000	107,926
3.05%, 6/8/51	49,000	32,968
5.45%, 5/25/53	49,000	48,574
Travelers Property Casualty Corp. 6.38%, 3/15/33	10,000	11,336
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	12,082
5.70%, 6/15/28	14,000	14,209
Trimble, Inc.
4.90%, 6/15/28	37,000	37,384
6.10%, 3/15/33	95,000	101,463
TriNet Group, Inc.
3.50%, 3/1/29(e)	28,000	25,147
7.13%, 8/15/31(e)	16,000	15,555
Trinity Acquisition PLC 4.40%, 3/15/26	35,000	35,013
Trinity Health Corp. 3.43%, 12/1/48, Series 2019	11,000	8,552
Tri-State Generation & Transmission Association, Inc. 6.00%, 6/15/40(e)	21,000	22,165
Tronox, Inc.
4.63%, 3/15/29(b)(e)	44,000	34,153
9.13%, 9/30/30(e)	4,000	3,950
Investments	Principal Amount	Value
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	$50,000	$50,000
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	550,000	564,413
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(a)	144,000	143,819
Trustage Financial Group, Inc. 4.63%, 4/15/32(e)	25,000	24,563
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,962
2.52%, 7/1/50, Series 2020	10,000	6,498
4.20%, 3/1/52	199,000	170,828
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	19,000	11,631
4.67%, 9/1/12	6,000	5,087
3.61%, 2/15/19	16,000	10,567
TTM Technologies, Inc. 4.00%, 3/1/29(e)	20,000	19,427
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,367
3.25%, 5/15/32	11,000	10,341
4.85%, 12/1/48	44,000	39,789
4.00%, 6/15/50	15,000	11,855
3.25%, 5/1/51	36,000	24,677
5.50%, 4/15/53	48,000	46,596
TWDC Enterprises 18 Corp. 3.00%, 7/30/46	33,000	23,481
Twilio, Inc. 3.88%, 3/15/31	36,000	34,085
Tyson Foods, Inc.
3.55%, 6/2/27	180,000	179,199
4.35%, 3/1/29	60,000	60,538
5.40%, 3/15/29	35,000	36,303
5.70%, 3/15/34	65,000	69,274
5.15%, 8/15/44	45,000	43,338
4.55%, 6/2/47	122,000	107,168
5.10%, 9/28/48	44,000	41,449
U.S. Acute Care Solutions LLC 9.75%, 5/15/29(e)	33,000	33,034
U.S. Bancorp
3.15%, 4/27/27, Series X	86,000	85,515
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	531,913
1.38%, 7/22/30	576,000	515,286
5.42%, 2/12/36, (5.424% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.411% thereafter)(a)	255,000	267,518

See Notes to Financial Statements.

146    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
U.S. Foods, Inc.
6.88%, 9/15/28(e)	$20,000	$20,631
4.75%, 2/15/29(e)	66,000	65,732
4.63%, 6/1/30(e)	20,000	19,820
7.25%, 1/15/32(e)	20,000	20,979
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,050
6.65%, 6/1/37	12,000	12,635
Uber Technologies, Inc.
4.50%, 8/15/29(e)	67,000	67,074
4.30%, 1/15/30	99,000	99,617
4.80%, 9/15/34	108,000	108,332
5.35%, 9/15/54(b)	215,000	205,161
UDR, Inc. 3.20%, 1/15/30	279,000	270,687
UKG, Inc. 6.88%, 2/1/31(e)	103,000	99,990
UMass Memorial Health Care Obligated Group 5.36%, 7/1/52	76,000	73,170
Union Electric Co.
2.95%, 6/15/27	30,000	29,726
3.50%, 3/15/29	35,000	34,638
2.95%, 3/15/30	10,000	9,614
2.15%, 3/15/32	10,000	8,908
5.20%, 4/1/34	20,000	20,874
5.30%, 8/1/37	15,000	15,652
8.45%, 3/15/39	15,000	19,649
3.90%, 9/15/42	20,000	16,936
3.65%, 4/15/45	56,000	44,722
4.00%, 4/1/48	20,000	16,246
3.25%, 10/1/49	22,000	15,337
2.63%, 3/15/51	253,000	155,755
3.90%, 4/1/52	81,000	63,251
5.25%, 1/15/54	23,000	22,045
Union Pacific Corp.
3.95%, 8/15/59	35,000	26,651
3.84%, 3/20/60	140,000	103,377
3.55%, 5/20/61	15,000	10,371
2.97%, 9/16/62	266,000	159,795
3.75%, 2/5/70	263,000	182,800
3.80%, 4/6/71	509,000	357,555
3.85%, 2/14/72	81,000	57,381
United Airlines Pass-Through Trust 3.75%, 9/3/26, Series 2014-2, Class A	468,916	467,612
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	34,685
3.05%, 11/15/27	73,000	72,358
3.40%, 3/15/29	55,000	54,528
2.50%, 9/1/29	10,000	9,594
4.45%, 4/1/30	15,000	15,358
4.88%, 3/3/33	20,000	20,873
Investments	Principal Amount	Value
6.20%, 1/15/38	$65,000	$73,131
5.20%, 4/1/40	24,000	24,663
4.88%, 11/15/40	77,000	76,044
3.63%, 10/1/42	18,000	14,826
3.40%, 11/15/46	74,000	55,942
3.75%, 11/15/47	56,000	44,115
4.25%, 3/15/49	37,000	31,027
3.40%, 9/1/49	44,000	32,070
5.30%, 4/1/50	61,000	59,505
5.05%, 3/3/53	54,000	50,120
5.50%, 5/22/54	112,000	110,917
5.60%, 5/22/64	276,000	272,607
United Rentals North America, Inc. 3.75%, 1/15/32	100,000	94,573
United Wholesale Mortgage LLC
5.75%, 6/15/27(e)	32,000	31,861
5.50%, 4/15/29(e)	29,000	28,446
UnitedHealth Group, Inc.
3.85%, 6/15/28	232,000	232,173
3.88%, 12/15/28	213,000	213,210
4.25%, 1/15/29	230,000	232,497
4.70%, 4/15/29	186,000	190,329
4.00%, 5/15/29	191,000	191,693
2.88%, 8/15/29	47,000	45,425
5.30%, 2/15/30	34,000	35,570
4.90%, 4/15/31	1,000	1,034
2.75%, 5/15/40	740,000	557,877
4.25%, 3/15/43	151,000	130,741
4.25%, 4/15/47	730,000	608,322
2.90%, 5/15/50	211,000	136,798
3.25%, 5/15/51	298,000	203,775
5.88%, 2/15/53	153,000	155,773
3.13%, 5/15/60(b)	957,000	590,549
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(e)	29,000	27,508
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28(b)(e)	23,000	22,986
6.50%, 2/15/29(e)	45,000	43,835
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	42,463
2.65%, 10/15/30	57,000	52,394
2.65%, 1/15/32	123,000	110,113
University of Chicago
2.76%, 4/1/45, Series 20B	297,000	241,637
2.55%, 4/1/50, Series C	11,000	7,331
4.00%, 10/1/53	10,000	8,142
University of Miami 4.06%, 4/1/52, Series 2022	27,000	22,307

See Notes to Financial Statements.
WisdomTree Trust    147

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
University of Southern California
3.84%, 10/1/47, Series 2017	$64,000	$53,226
3.23%, 10/1/20, Series A	1,000	601
Univision Communications, Inc. 9.38%, 8/1/32(e)	158,000	167,128
Unum Group
4.00%, 6/15/29	29,000	28,812
5.75%, 8/15/42	58,000	57,693
4.50%, 12/15/49	92,000	72,620
4.13%, 6/15/51	54,000	40,407
UPMC 5.04%, 5/15/33	44,000	45,392
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/29(e)	101,000	104,452
USI, Inc. 7.50%, 1/15/32(e)	25,000	25,698
Utah Acquisition Sub, Inc. 5.25%, 6/15/46	95,000	80,151
Vail Resorts, Inc. 6.50%, 5/15/32(b)(e)	30,000	31,062
Valaris Ltd. 8.38%, 4/30/30(e)	45,000	47,215
Valero Energy Corp.
6.63%, 6/15/37	437,000	491,009
4.90%, 3/15/45	13,000	11,938
Valley National Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	11,523
Valmont Industries, Inc.
5.00%, 10/1/44	51,000	47,533
5.25%, 10/1/54	28,000	27,012
Valvoline, Inc. 3.63%, 6/15/31(b)(e)	25,000	23,256
Ventas Realty LP 4.40%, 1/15/29	190,000	191,857
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(e)	73,000	69,997
6.25%, 1/15/30(e)	40,000	41,329
4.13%, 8/15/31(e)	50,000	46,938
3.88%, 11/1/33(e)	50,000	44,551
Venture Global LNG, Inc.
8.13%, 6/1/28(e)	95,000	97,536
9.50%, 2/1/29(e)	125,000	134,135
8.38%, 6/1/31(e)	107,000	109,635
9.88%, 2/1/32(b)(e)	98,000	103,914
Venture Global Plaquemines LNG LLC 6.75%, 1/15/36(e)	316,000	337,320
Veralto Corp.
5.50%, 9/18/26	43,000	43,318
5.45%, 9/18/33	50,000	52,713
Investments	Principal Amount	Value
VeriSign, Inc.
4.75%, 7/15/27	$34,000	$34,026
2.70%, 6/15/31	53,000	48,299
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	37,123
5.75%, 4/1/33	36,000	38,160
5.25%, 6/5/34	55,000	56,027
5.50%, 6/15/45	72,000	69,847
3.63%, 5/15/50	159,000	116,250
Veritiv Operating Co. 10.50%, 11/30/30(e)	29,000	31,091
Verizon Communications, Inc.
2.55%, 3/21/31	66,000	61,072
2.36%, 3/15/32	418,000	373,313
4.40%, 11/1/34	681,000	667,452
4.78%, 2/15/35	690,000	687,439
2.65%, 11/20/40	412,000	300,677
4.75%, 11/1/41	1,237,000	1,149,736
4.13%, 8/15/46	148,000	121,277
4.86%, 8/21/46	725,000	653,361
4.00%, 3/22/50	825,000	648,241
3.55%, 3/22/51	319,000	231,371
3.88%, 3/1/52	180,000	136,038
3.00%, 11/20/60	1,073,000	641,701
Vertiv Group Corp. 4.13%, 11/15/28(e)	35,000	34,900
VF Corp. 2.80%, 4/23/27	30,000	29,267
Viasat, Inc.
5.63%, 4/15/27(e)	31,000	30,971
6.50%, 7/15/28(e)	16,000	15,819
7.50%, 5/30/31(e)	30,000	29,650
Viatris, Inc.
2.70%, 6/22/30	102,000	94,224
3.85%, 6/22/40	136,000	107,205
4.00%, 6/22/50	181,000	124,111
VICI Properties LP
5.13%, 5/15/32	670,000	679,153
6.13%, 4/1/54(b)	62,000	62,531
Victoria’s Secret & Co. 4.63%, 7/15/29(b)(e)	25,000	24,434
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/31(e)	36,000	36,490
Viking Cruises Ltd.
7.00%, 2/15/29(e)	71,000	71,136
9.13%, 7/15/31(e)	29,000	30,850
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/29(e)	14,000	14,015
Viper Energy Partners LLC 5.70%, 8/1/35	162,000	168,098

See Notes to Financial Statements.

148    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	$115,000	$124,428
6.00%, 5/15/37, Series A(b)	724,000	783,010
4.20%, 5/15/45, Series B	74,000	62,066
2.45%, 12/15/50	547,000	317,056
Visa, Inc.
1.90%, 4/15/27	30,000	29,429
0.75%, 8/15/27	10,000	9,610
2.75%, 9/15/27	15,000	14,810
2.05%, 4/15/30	31,000	28,982
1.10%, 2/15/31	20,000	17,591
4.15%, 12/14/35	30,000	29,383
2.70%, 4/15/40	21,000	16,413
4.30%, 12/14/45	70,000	61,768
3.65%, 9/15/47	15,000	11,892
2.00%, 8/15/50	35,000	19,297
Vistra Operations Co. LLC
5.63%, 2/15/27(e)	54,000	54,010
5.00%, 7/31/27(e)	106,000	106,044
4.38%, 5/1/29(e)	52,000	51,480
4.30%, 7/15/29(e)	41,000	41,032
7.75%, 10/15/31(e)	78,000	82,430
6.88%, 4/15/32(e)	72,000	75,773
6.95%, 10/15/33(e)	43,000	48,250
5.70%, 12/30/34(e)	27,000	28,010
VMware LLC
1.80%, 8/15/28	55,000	52,312
4.70%, 5/15/30	54,000	55,179
2.20%, 8/15/31	150,000	134,402
VOC Escrow Ltd. 5.00%, 2/15/28(e)	28,000	27,979
Vontier Corp.
1.80%, 4/1/26	30,000	29,964
2.40%, 4/1/28	30,000	28,982
2.95%, 4/1/31	42,000	39,035
Vornado Realty LP
2.15%, 6/1/26	16,000	15,881
3.40%, 6/1/31	14,000	12,813
Voya Financial, Inc. 5.70%, 7/15/43	21,000	20,653
Vulcan Materials Co.
3.90%, 4/1/27	24,000	24,001
4.50%, 6/15/47	195,000	170,217
4.70%, 3/1/48	43,000	38,559
Wachovia Corp. 5.50%, 8/1/35	63,000	65,597
Walmart, Inc.
4.00%, 4/15/26	15,000	15,003
3.05%, 7/8/26	15,000	14,962
1.05%, 9/17/26	25,000	24,645
5.88%, 4/5/27	8,000	8,200
Investments	Principal Amount	Value
3.95%, 9/9/27	$20,000	$20,113
3.90%, 4/15/28	5,000	5,031
3.70%, 6/26/28	30,000	30,082
1.50%, 9/22/28	25,000	23,771
3.25%, 7/8/29	15,000	14,863
2.38%, 9/24/29	5,000	4,798
7.55%, 2/15/30	10,000	11,438
4.00%, 4/15/30	10,000	10,142
4.15%, 9/9/32	25,000	25,372
4.10%, 4/15/33	10,000	10,065
5.25%, 9/1/35	25,000	26,720
6.50%, 8/15/37	20,000	23,481
6.20%, 4/15/38	16,000	18,271
3.95%, 6/28/38	10,000	9,476
5.63%, 4/1/40	12,000	13,076
5.00%, 10/25/40	16,000	16,560
5.63%, 4/15/41	13,000	14,037
2.50%, 9/22/41	20,000	14,882
4.00%, 4/11/43	10,000	8,845
4.30%, 4/22/44	22,000	20,347
3.63%, 12/15/47	10,000	7,974
4.05%, 6/29/48	35,000	29,678
2.95%, 9/24/49	19,000	13,246
2.65%, 9/22/51	30,000	19,269
4.50%, 9/9/52(b)	20,000	17,867
4.50%, 4/15/53	30,000	26,841
Walt Disney Co.
2.65%, 1/13/31	3,000	2,842
3.50%, 5/13/40	702,000	595,852
4.75%, 11/15/46	26,000	23,898
2.75%, 9/1/49	131,000	84,489
4.70%, 3/23/50	114,000	102,908
3.60%, 1/13/51(b)	180,000	135,368
3.80%, 5/13/60	180,000	133,311
Wand NewCo 3, Inc. 7.63%, 1/30/32(e)	51,000	53,206
Washington Gas Light Co.
3.80%, 9/15/46, Series K	65,000	51,993
3.65%, 9/15/49	69,000	51,551
Washington University
3.52%, 4/15/54, Series 2022(b)	10,000	7,587
4.35%, 4/15/22	20,000	15,766
Waste Connections, Inc.
3.50%, 5/1/29	26,000	25,807
2.60%, 2/1/30	43,000	40,974
2.20%, 1/15/32	46,000	41,276
3.20%, 6/1/32	36,000	34,000
4.20%, 1/15/33	54,000	53,421
5.00%, 3/1/34	54,000	55,780
3.05%, 4/1/50	45,000	31,131
2.95%, 1/15/52	77,000	50,999

See Notes to Financial Statements.

WisdomTree Trust    149

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Waste Management, Inc.
1.15%, 3/15/28	$73,000	$69,377
3.88%, 1/15/29	120,000	120,284
2.95%, 6/1/41	31,000	24,114
4.10%, 3/1/45	27,000	23,491
4.15%, 7/15/49	119,000	101,531
2.50%, 11/15/50	98,000	60,752
5.35%, 10/15/54	85,000	83,938
Webster Financial Corp. 5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(a)	31,000	31,988
WEC Energy Group, Inc.
5.60%, 9/12/26	15,000	15,113
5.15%, 10/1/27	25,000	25,456
1.38%, 10/15/27	30,000	28,847
4.75%, 1/15/28	13,000	13,205
2.20%, 12/15/28	30,000	28,669
1.80%, 10/15/30	11,000	9,902
Wells Fargo & Co.
3.00%, 10/23/26	594,000	590,697
4.30%, 7/22/27	379,000	380,447
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	266,000	264,636
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	278,000	276,578
4.15%, 1/24/29	185,000	186,159
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	47,000	48,645
7.95%, 11/15/29, Series B	37,000	41,781
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	280,000	288,513
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	189,000	180,907
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	151,000	142,151
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	68,000	68,704
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	122,000	114,670
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	101,000	105,249
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	126,000	132,653
Investments	Principal Amount	Value
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	$88,000	$97,783
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	81,000	84,879
5.38%, 2/7/35	48,000	50,485
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(a)	164,000	168,416
5.95%, 12/15/36	43,000	45,614
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	784,000	612,260
5.61%, 1/15/44	105,000	104,710
3.90%, 5/1/45	151,000	123,668
4.90%, 11/17/45	155,000	139,930
4.40%, 6/14/46	130,000	109,620
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	156,522
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	953,000	822,174
Wells Fargo Bank NA 6.60%, 1/15/38	484,000	547,895
Welltower OP LLC
4.13%, 3/15/29	25,000	25,145
4.95%, 9/1/48	136,000	128,744
WESCO Distribution, Inc.
7.25%, 6/15/28(e)	54,000	54,456
6.38%, 3/15/29(e)	37,000	38,090
6.63%, 3/15/32(e)	35,000	36,448
Western & Southern Financial Group, Inc. 5.75%, 7/15/33(e)	20,000	21,234
Western & Southern Life Insurance Co.
5.15%, 1/15/49(e)	20,000	18,453
3.75%, 4/28/61(e)	20,000	13,969
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	27,000	26,732
Western Midstream Operating LP
4.50%, 3/1/28	20,000	20,156
4.75%, 8/15/28	24,000	24,361
6.35%, 1/15/29	35,000	36,978
4.05%, 2/1/30	80,000	79,062
6.15%, 4/1/33	54,000	57,781
5.45%, 4/1/44	55,000	50,810
5.30%, 3/1/48	63,000	55,670
5.50%, 8/15/48	35,000	31,673
5.25%, 2/1/50	186,000	161,667

See Notes to Financial Statements.

150    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Western Union Co.
2.75%, 3/15/31(b)	$75,000	$68,482
6.20%, 11/17/36(b)	46,000	47,862
Westinghouse Air Brake Technologies Corp. 5.61%, 3/11/34	36,000	38,221
Westlake Corp.
2.88%, 8/15/41	17,000	11,989
5.00%, 8/15/46	13,000	11,448
4.38%, 11/15/47	72,000	57,353
3.13%, 8/15/51	344,000	214,833
Weyerhaeuser Co.
4.75%, 5/15/26	15,000	15,028
6.95%, 10/1/27	20,000	20,925
4.00%, 11/15/29	54,000	53,757
4.00%, 4/15/30	99,000	98,260
7.38%, 3/15/32	47,000	53,929
3.38%, 3/9/33	78,000	72,415
4.00%, 3/9/52	40,000	30,898
Whirlpool Corp.
2.40%, 5/15/31	213,000	178,871
4.70%, 5/14/32	41,000	37,639
5.50%, 3/1/33	21,000	19,994
5.75%, 3/1/34(b)	21,000	19,944
4.50%, 6/1/46	139,000	102,707
4.60%, 5/15/50(b)	148,000	108,288
Whistler Pipeline LLC
5.70%, 9/30/31(e)	20,000	21,009
5.95%, 9/30/34(e)	34,000	35,708
Williams Cos., Inc.
3.75%, 6/15/27	90,000	89,836
5.30%, 8/15/28(b)	55,000	56,783
4.90%, 3/15/29	70,000	71,807
4.80%, 11/15/29	31,000	31,780
3.50%, 11/15/30	70,000	67,841
7.50%, 1/15/31, Series A	119,000	136,073
2.60%, 3/15/31	107,000	98,986
8.75%, 3/15/32	30,000	36,634
4.65%, 8/15/32	70,000	70,892
5.65%, 3/15/33	55,000	58,201
5.15%, 3/15/34	73,000	74,879
6.30%, 4/15/40	115,000	125,477
5.80%, 11/15/43	35,000	35,380
5.40%, 3/4/44	88,000	85,700
5.75%, 6/24/44	59,000	59,928
4.90%, 1/15/45	45,000	41,194
5.10%, 9/15/45	90,000	84,310
4.85%, 3/1/48	70,000	62,300
3.50%, 10/15/51	529,000	374,250
5.30%, 8/15/52	67,000	62,671
5.80%, 11/15/54(b)	79,000	78,772
Investments	Principal Amount	Value
Williams Scotsman, Inc.
4.63%, 8/15/28(e)	$94,000	$93,582
6.63%, 6/15/29(e)	64,000	66,164
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,293
4.50%, 9/15/28	35,000	35,243
2.95%, 9/15/29	50,000	47,852
5.35%, 5/15/33	55,000	56,681
5.05%, 9/15/48	49,000	44,429
3.88%, 9/15/49	50,000	37,373
5.90%, 3/5/54	70,000	69,454
Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	108,000	97,061
Wilton RE Ltd. 6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(e)(f)	297,000	294,507
Windsor Holdings III LLC 8.50%, 6/15/30(e)	33,000	34,652
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/31(e)	50,000	52,642
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	19,134
5.00%, 5/15/29	22,000	22,728
4.75%, 9/30/32(b)	10,000	10,304
5.63%, 5/15/33	5,000	5,403
5.70%, 12/1/36	15,000	16,283
4.30%, 10/15/48	15,000	12,732
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,755
3.00%, 7/1/29	29,000	28,234
1.95%, 9/16/31	25,000	22,265
3.95%, 9/1/32	45,000	43,970
4.95%, 4/1/33	20,000	20,567
5.38%, 3/30/34	44,000	45,920
6.38%, 8/15/37	25,000	27,844
3.65%, 4/1/50	44,000	32,789
Wisconsin Public Service Corp.
4.75%, 11/1/44	35,000	32,151
3.30%, 9/1/49	159,000	112,695
2.85%, 12/1/51	31,000	19,983
WMG Acquisition Corp. 3.00%, 2/15/31(b)(e)	281,000	263,282
Wolverine World Wide, Inc. 4.00%, 8/15/29(b)(e)	22,000	20,777
Workday, Inc.
3.70%, 4/1/29	54,000	53,112
3.80%, 4/1/32	89,000	84,560
WP Carey, Inc.
4.25%, 10/1/26	37,000	37,019
3.85%, 7/15/29	25,000	24,817

See Notes to Financial Statements.

WisdomTree Trust    151

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
2.40%, 2/1/31	$36,000	$32,850
2.45%, 2/1/32	25,000	22,395
2.25%, 4/1/33	30,000	25,613
WR Berkley Corp.
4.75%, 8/1/44	32,000	29,332
4.00%, 5/12/50	43,000	34,185
3.55%, 3/30/52	36,000	25,973
3.15%, 9/30/61	57,000	35,116
WR Grace Holdings LLC
5.63%, 8/15/29(e)	47,000	45,074
7.38%, 3/1/31(e)	14,000	14,381
6.63%, 8/15/32(e)	36,000	36,455
WRKCo, Inc. 4.90%, 3/15/29	318,000	325,473
WW Grainger, Inc.
4.60%, 6/15/45	65,000	60,149
3.75%, 5/15/46	55,000	44,870
4.20%, 5/15/47	26,000	22,508
Wyeth LLC
6.50%, 2/1/34	20,000	22,656
6.00%, 2/15/36	33,000	36,292
5.95%, 4/1/37	132,000	144,449
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(e)	37,000	37,184
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(e)	31,000	31,249
7.13%, 2/15/31(b)(e)	41,000	44,333
Xcel Energy, Inc. 5.45%, 8/15/33	14,000	14,611
Xerox Corp. 13.50%, 4/15/31(b)(e)	38,000	20,105
Xerox Holdings Corp.
5.50%, 8/15/28(e)	201,000	76,677
8.88%, 11/30/29(e)	179,000	51,322
XHR LP 4.88%, 6/1/29(e)	23,000	22,703
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(b)(e)	79,000	78,681
7.25%, 1/15/29(e)	36,000	37,340
XPO CNW, Inc. 6.70%, 5/1/34	12,000	12,904
XPO, Inc.
7.13%, 6/1/31(e)	18,000	18,734
7.13%, 2/1/32(e)	24,000	25,168
Xylem, Inc.
1.95%, 1/30/28	31,000	29,936
2.25%, 1/30/31(b)	36,000	32,931
4.38%, 11/1/46	56,000	49,098
Investments	Principal Amount	Value
Yale-New Haven Health Services Corp. 2.50%, 7/1/50, Series 2020	$3,000	$1,833
Yum! Brands, Inc.
4.75%, 1/15/30(e)	33,000	33,052
4.63%, 1/31/32	45,000	44,328
6.88%, 11/15/37	13,000	14,488
5.35%, 11/1/43	11,000	10,756
Zayo Group Holdings, Inc.
9.25%, 3/9/30, PIK(e)	47,616	46,312
13.75%, 9/9/30, PIK(e)	35,845	32,725
Ziff Davis, Inc. 4.63%, 10/15/30(b)(e)	150,000	135,093
Zimmer Biomet Holdings, Inc.
5.35%, 12/1/28	9,000	9,321
2.60%, 11/24/31	100,000	91,440
5.20%, 9/15/34	59,000	60,708
5.75%, 11/30/39	13,000	13,625
4.45%, 8/15/45	37,000	33,331
Zoetis, Inc.
3.00%, 9/12/27	32,000	31,640
3.90%, 8/20/28	30,000	30,042
2.00%, 5/15/30	98,000	90,494
5.00%, 8/17/35(b)	57,000	58,179
4.70%, 2/1/43(b)	105,000	97,756
3.95%, 9/12/47	45,000	37,125
4.45%, 8/20/48(b)	98,000	85,986
3.00%, 5/15/50(b)	45,000	30,497
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(e)	49,000	42,313
Total United States		413,459,184
TOTAL CORPORATE BONDS (Cost: $548,080,755)		555,892,549
FOREIGN GOVERNMENT AGENCIES – 0.9%
Canada – 0.2%
Export Development Canada
4.38%, 6/29/26	160,000	160,304
3.00%, 5/25/27	55,000	54,683
3.88%, 2/14/28(b)	70,000	70,568
4.13%, 2/13/29	70,000	71,364
OMERS Finance Trust 4.75%, 3/26/31(e)	250,000	261,755
Province of Alberta
3.30%, 3/15/28	65,000	64,732
1.30%, 7/22/30	51,000	46,212
4.50%, 1/24/34	26,000	26,793
Province of British Columbia 2.25%, 6/2/26	999,000	995,119
See Notes to Financial Statements.

152    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Province of Manitoba
2.13%, 6/22/26	$51,000	$50,738
1.50%, 10/25/28	73,000	69,298
4.30%, 7/27/33	21,000	21,330
Province of Ontario
1.05%, 4/14/26(b)	283,000	282,096
1.13%, 10/7/30	235,000	210,141
Province of Quebec
2.50%, 4/20/26	41,000	40,925
2.75%, 4/12/27	26,000	25,777
3.63%, 4/13/28	72,000	72,161
4.50%, 4/3/29	77,000	79,148
7.50%, 9/15/29	31,000	34,983
1.35%, 5/28/30	31,000	28,187
1.90%, 4/21/31	21,000	19,223
4.50%, 9/8/33	31,000	31,932
Total Canada		2,717,469
China – 0.1%
China Development Bank 2.00%, 2/16/27(d)	400,000	393,923
Export-Import Bank of China 3.25%, 11/28/27(d)	238,000	236,608
Total China		630,531
France – 0.1%
Caisse d’Amortissement de la Dette Sociale
4.25%, 1/24/27(e)	600,000	602,906
3.75%, 9/12/27(d)	200,000	200,513
1.00%, 10/21/30(e)	200,000	176,788
1.38%, 1/20/31(e)	500,000	446,694
Total France		1,426,901
Hong Kong – 0.1%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(d)(f)	665,000	643,500
4.88%, 1/12/33(e)	200,000	210,277
Total Hong Kong		853,777
India – 0.0%
Export-Import Bank of India 3.88%, 2/1/28(d)	271,000	270,123
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(d)	288,000	288,930
5.40%, 11/15/28(d)	485,000	502,920
4.70%, 6/6/32(d)	500,000	505,036
Total Indonesia		1,296,886
Investments	Principal Amount	Value
Japan – 0.2%
Japan Bank for International Cooperation
2.25%, 11/4/26, Series DTC	$569,000	$563,234
2.75%, 11/16/27	686,000	676,402
4.63%, 7/19/28	202,000	206,834
2.13%, 2/16/29	264,000	253,114
Japan International Cooperation Agency 4.00%, 5/23/28	260,000	261,886
Total Japan		1,961,470
Mexico – 0.0%
Eagle Funding Luxco SARL 5.50%, 8/17/30(d)	479,000	488,580
Poland – 0.0%
Bank Gospodarstwa Krajowego 5.75%, 7/9/34(d)	401,000	430,251
South Korea – 0.1%
Export-Import Bank of Korea 4.63%, 1/11/34	223,000	230,398
Korea Development Bank 1.00%, 9/9/26	612,000	603,260
Korea Electric Power Corp. 5.38%, 7/31/26(d)	200,000	201,237
Korea Gas Corp. 2.88%, 7/16/29(d)	201,000	195,036
Korea Housing Finance Corp. 5.38%, 11/15/26(d)	200,000	202,241
Korea Hydro & Nuclear Power Co. Ltd. 3.13%, 7/25/27(d)	200,000	198,066
Korea National Oil Corp. 3.38%, 3/27/27(d)	324,000	322,469
Total South Korea		1,952,707
Sweden – 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	232,000	228,786
5.30%, 5/11/37(c)	55,000	32,925
Total Sweden		261,711
United Arab Emirates – 0.0%
Finance Department Government of Sharjah 6.50%, 11/23/32(e)	304,000	323,806
Sharjah Sukuk Program Ltd. 3.23%, 10/23/29(d)	257,000	244,420
Total United Arab Emirates		568,226
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $12,608,068)		12,858,632

See Notes to Financial Statements.

WisdomTree Trust    153

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 4.8%
Angola – 0.0%
Angolan Government International Bonds 9.13%, 11/26/49(d)	$228,000	$201,892
Argentina – 0.3%
Argentina Republic Government International Bonds
1.00%, 7/9/29	135,800	119,963
0.75%, 7/9/30(a)	864,000	733,079
4.13%, 7/9/35(a)	1,316,000	992,241
5.00%, 1/9/38(a)	753,000	592,185
3.50%, 7/9/41(a)	494,000	345,468
4.13%, 7/9/46(a)	81,068	57,830
Bonos Para La Reconstruccion De Una Argentina Libre 5.00%, 10/31/27	150,000	143,690
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(d)	82,000	58,639
6.63%, 9/1/37(a)(d)	226,845	179,460
Total Argentina		3,222,555
Azerbaijan – 0.0%
Republic of Azerbaijan International Bonds 3.50%, 9/1/32(d)	150,000	141,342
Bahrain – 0.1%
Bahrain Government International Bonds 7.00%, 10/12/28(d)	1,750,000	1,814,227
Bermuda – 0.0%
Bermuda Government International Bonds 2.38%, 8/20/30(d)	200,000	183,990
Brazil – 0.2%
Brazil Government International Bonds
3.88%, 6/12/30	1,714,000	1,655,057
5.00%, 1/27/45	500,000	410,463
Brazilian Government International Bonds
5.63%, 1/7/41	102,000	95,771
Total Brazil		2,161,291
Canada – 0.1%
Canada Government International Bonds
0.75%, 5/19/26	75,000	74,525
3.75%, 4/26/28	470,000	473,198
Total Canada		547,723
Chile – 0.1%
Chile Government International Bonds
2.55%, 1/27/32	219,000	198,564
3.50%, 1/31/34	200,000	186,535
4.95%, 1/5/36	694,817	711,644
3.50%, 4/15/53	555,000	410,191
Total Chile		1,506,934
Investments	Principal Amount	Value
China – 0.0%
China Government International Bonds 1.75%, 10/26/31(d)	$518,000	$480,122
Colombia – 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	211,000	179,354
7.50%, 2/2/34	603,000	627,495
7.38%, 9/18/37	246,000	250,698
5.00%, 6/15/45(b)	600,000	443,372
Total Colombia		1,500,919
Costa Rica – 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	225,000	236,291
5.63%, 4/30/43(b)(d)	200,000	195,627
Total Costa Rica		431,918
Dominican Republic – 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(d)	500,000	511,319
5.88%, 1/30/60(d)	439,000	396,716
Total Dominican Republic		908,035
Ecuador – 0.0%
Ecuador Government International Bonds 5.00%, 7/31/40(a)(d)	203,000	166,132
Egypt – 0.1%
Egypt Government International Bonds
8.63%, 2/4/30(d)	207,000	225,178
5.88%, 2/16/31(d)	907,000	882,772
7.30%, 9/30/33(d)	200,000	201,398
Total Egypt		1,309,348
El Salvador – 0.0%
El Salvador Government International Bonds
7.65%, 6/15/35(d)	51,000	52,892
7.12%, 1/20/50(d)	160,000	146,047
Total El Salvador		198,939
Ghana – 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(a)(d)	17,500	17,192
4.78%, 1/3/30(c)(d)	51,344	44,772
5.00%, 7/3/35(a)(d)	167,000	151,566
1.50%, 1/3/37(d)	166,000	94,064
Total Ghana		307,594
Guatemala – 0.1%
Guatemala Government Bonds
5.25%, 8/10/29(d)	276,000	281,459
7.05%, 10/4/32(d)	288,000	319,530
Total Guatemala		600,989

See Notes to Financial Statements.

154    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Honduras – 0.0%
Honduras Government International Bonds 5.63%, 6/24/30(d)	$150,000	$152,078
Hong Kong – 0.1%
Hong Kong Government International Bonds 4.50%, 1/11/28(b)(e)	725,000	738,653
Hungary – 0.1%
Hungary Government International Bonds
5.50%, 6/16/34(d)	803,000	823,620
7.63%, 3/29/41	92,000	109,606
Total Hungary		933,226
Indonesia – 0.3%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	188,644
4.65%, 9/20/32	1,247,000	1,257,976
4.85%, 1/11/33	352,000	355,968
8.50%, 10/12/35(d)	513,000	651,889
4.35%, 1/11/48	200,000	171,687
3.20%, 9/23/61	1,137,000	724,413
Total Indonesia		3,350,577
Israel – 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	187,322
4.50%, 1/17/33	550,000	542,569
State of Israel 3.38%, 1/15/50	1,135,000	782,577
Total Israel		1,512,468
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200,000	194,129
5.38%, 6/15/33	188,000	202,086
4.00%, 10/17/49	200,000	158,911
3.88%, 5/6/51	200,000	153,089
Total Italy		708,215
Ivory Coast – 0.0%
Ivory Coast Government International Bonds
7.63%, 1/30/33(d)	200,000	214,517
6.13%, 6/15/33(d)	233,000	231,320
Total Ivory Coast		445,837
Jamaica – 0.0%
Jamaica Government International Bonds 8.00%, 3/15/39	148,000	179,523
Jordan – 0.0%
Jordan Government International Bonds 5.85%, 7/7/30(d)	439,000	442,007
Kazakhstan – 0.0%
Kazakhstan Government International Bonds 6.50%, 7/21/45(d)	200,000	221,532
Investments	Principal Amount	Value
Kenya – 0.0%
Republic of Kenya Government International Bonds 9.50%, 3/5/36(d)	$226,000	$238,233
Kuwait – 0.1%
Kuwait International Government Bonds
3.50%, 3/20/27(d)	645,000	643,799
4.65%, 10/9/35(d)	225,000	226,199
Total Kuwait		869,998
Malaysia – 0.0%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/31(d)	250,000	230,997
Mexico – 0.5%
Mexico Government International Bonds
2.66%, 5/24/31	493,000	444,481
8.30%, 8/15/31(b)	85,000	101,172
7.50%, 4/8/33	24,000	27,776
6.75%, 9/27/34	188,000	205,580
6.35%, 2/9/35	2,210,000	2,334,176
6.63%, 1/29/38	700,000	740,321
6.05%, 1/11/40	226,000	227,917
4.75%, 3/8/44	2,056,000	1,720,043
5.55%, 1/21/45	88,000	82,540
6.34%, 5/4/53	574,000	557,415
3.77%, 5/24/61	258,000	162,165
3.75%, 4/19/71	398,000	239,644
5.75%, 10/12/10	110,000	93,681
Total Mexico		6,936,911
Mongolia – 0.0%
Mongolia Government International Bonds 8.65%, 1/19/28(d)	200,000	214,774
Morocco – 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(d)	200,000	206,665
3.00%, 12/15/32(d)	200,000	177,743
Total Morocco		384,408
Nigeria – 0.1%
Nigeria Government International Bonds
7.88%, 2/16/32(d)	222,000	233,117
7.70%, 2/23/38(d)	415,000	415,023
Total Nigeria		648,140
Oman – 0.1%
Oman Government International Bonds
6.25%, 1/25/31(d)	506,000	542,963
6.75%, 1/17/48(d)	200,000	220,803
Total Oman		763,766
Pakistan – 0.1%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/29(d)	515,000	529,892

See Notes to Financial Statements.

WisdomTree Trust    155

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
Panama – 0.2%
Panama Government International Bonds
2.25%, 9/29/32	$200,000	$168,768
6.40%, 2/14/35(b)	1,723,000	1,848,689
6.88%, 1/31/36	265,000	292,603
4.50%, 5/15/47	200,000	164,426
3.87%, 7/23/60	412,000	286,759
Total Panama		2,761,245
Paraguay – 0.0%
Paraguay Government International Bonds 6.00%, 2/9/36(d)	281,000	302,412
Peru – 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,618,000	1,425,596
6.55%, 3/14/37	481,000	537,515
3.23%, 7/28/21	304,000	171,948
Peruvian Government International Bonds 2.78%, 12/1/60	473,000	268,023
Total Peru		2,403,082
Philippines – 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	371,000	396,038
5.00%, 1/13/37	1,807,000	1,830,923
3.95%, 1/20/40	485,000	429,707
2.65%, 12/10/45	678,000	455,501
Total Philippines		3,112,169
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	101,000	100,973
5.50%, 11/16/27	280,000	288,361
4.63%, 3/18/29	104,000	106,656
5.75%, 11/16/32	31,000	33,469
4.88%, 10/4/33	51,000	52,413
5.13%, 9/18/34	41,000	42,547
5.50%, 4/4/53	153,000	150,081
5.50%, 3/18/54	457,000	448,404
Total Poland		1,222,904
Qatar – 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(d)	902,000	899,755
9.75%, 6/15/30(e)	87,000	107,214
6.40%, 1/20/40(e)	108,000	126,014
5.10%, 4/23/48(d)	684,000	685,387
Total Qatar		1,818,370
Romania – 0.1%
Romania Government International Bonds
5.88%, 1/30/29(d)	184,000	191,185
Investments	Principal Amount	Value
6.00%, 5/25/34(d)	$604,000	$624,395
6.13%, 1/22/44(b)(d)	138,000	137,875
Total Romania		953,455
Saudi Arabia – 0.3%
Saudi Government International Bonds
3.63%, 3/4/28(d)	225,000	223,506
2.25%, 2/2/33(d)	3,450,000	2,992,755
4.88%, 7/18/33(d)	850,000	866,335
4.50%, 10/26/46(d)	449,000	387,225
Total Saudi Arabia		4,469,821
Senegal – 0.0%
Senegal Government International Bonds 6.25%, 5/23/33(d)	200,000	124,438
Serbia – 0.0%
Serbia International Bonds
6.25%, 5/26/28(d)	200,000	208,412
6.00%, 6/12/34(d)	200,000	211,070
Total Serbia		419,482
South Africa – 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	848,000	878,009
7.25%, 12/11/55(e)	227,000	227,257
7.25%, 12/11/55(d)	416,000	416,472
Total South Africa		1,521,738
South Korea – 0.0%
Korea International Bonds 1.00%, 9/16/30	221,000	197,201
Sri Lanka – 0.0%
Sri Lanka Government International Bonds
3.10%, 1/15/30(a)(d)	100,000	99,920
3.35%, 3/15/33(a)(d)	238,434	223,087
Total Sri Lanka		323,007
Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 7.25%, 2/24/27(d)	443,000	455,271
Turkiye Government International Bonds
5.25%, 3/13/30	2,972,000	2,937,162
5.88%, 6/26/31	200,000	199,280
4.88%, 4/16/43	100,000	76,333
5.75%, 5/11/47	224,000	183,335
Total Turkey		3,851,381
Ukraine – 0.0%
Ukraine Government International Bonds
0.00%, 2/1/30(a)(e)	15,406	9,970
0.00%, 2/1/34(a)(e)	57,572	28,336
See Notes to Financial Statements.

156    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
4.50%, 2/1/34(a)(e)	$311,022	$193,467
0.00%, 2/1/35(a)(e)	48,652	27,782
4.50%, 2/1/35(a)(e)	70,511	43,118
0.00%, 2/1/36(a)(e)	40,544	23,097
4.50%, 2/1/36(a)(e)	70,511	42,439
Total Ukraine		368,209
United Arab Emirates – 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	1,200,000	1,170,878
5.00%, 4/30/34(d)	201,000	212,811
3.13%, 9/30/49(d)	200,000	143,364
3.88%, 4/16/50(d)	200,000	161,521
Emirate of Dubai Government International Bonds 5.25%, 1/30/43(d)	200,000	200,846
UAE International Government Bonds
2.00%, 10/19/31(d)	200,000	181,587
2.88%, 10/19/41(d)	356,000	275,894
Total United Arab Emirates		2,346,901
Uruguay – 0.2%
Uruguay Government International Bonds 5.75%, 10/28/34	2,116,813	2,278,649
Uzbekistan – 0.0%
Republic of Uzbekistan International Bonds 5.38%, 2/20/29(d)	200,000	202,552
Zambia – 0.0%
Zambia Government International Bonds
5.75%, 6/30/33(a)(d)	41,717	40,624
0.50%, 12/31/53(d)	52,000	38,104
Total Zambia		78,728
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $60,748,121)		63,940,929
SUPRANATIONAL BONDS – 0.7%
African Development Bank 4.38%, 11/3/27	257,000	260,840
Asian Development Bank
1.00%, 4/14/26	216,000	215,304
2.00%, 4/24/26	173,000	172,565
1.75%, 8/14/26	17,000	16,852
4.13%, 1/12/27	101,000	101,444
1.50%, 1/20/27	72,000	70,731
6.22%, 8/15/27	6,000	6,207
3.13%, 8/20/27	92,000	91,601
2.50%, 11/2/27	133,000	131,029
2.75%, 1/19/28	36,000	35,564
3.75%, 4/25/28(b)	172,000	173,173
1.25%, 6/9/28	31,000	29,544
3.13%, 9/26/28	15,000	14,900
4.38%, 3/6/29	72,000	73,958
1.88%, 1/24/30	41,000	38,610
Investments	Principal Amount	Value
0.75%, 10/8/30	$21,000	$18,546
1.50%, 3/4/31	41,000	37,173
3.13%, 4/27/32	21,000	20,365
4.00%, 1/12/33	41,000	41,628
3.88%, 6/14/33(b)	41,000	41,244
4.13%, 1/12/34	100,000	101,978
Asian Infrastructure Investment Bank
4.88%, 9/14/26	41,000	41,259
3.75%, 9/14/27	41,000	41,187
4.13%, 1/18/29	62,000	63,195
4.25%, 3/13/34	126,000	129,541
Corp. Andina de Fomento 4.63%, 1/15/36	89,000	90,665
Council Of Europe Development Bank 4.63%, 6/11/27	70,000	70,995
European Bank for Reconstruction & Development
4.38%, 3/9/28	62,000	63,133
4.13%, 1/25/29	63,000	64,205
4.25%, 3/13/34	403,000	414,228
European Investment Bank
2.13%, 4/13/26	200,000	199,629
0.63%, 10/21/27	21,000	20,078
3.25%, 11/15/27	582,000	580,518
3.88%, 3/15/28	103,000	103,935
4.50%, 10/16/28	582,000	598,155
4.00%, 2/15/29	103,000	104,706
1.75%, 3/15/29(b)	62,000	59,047
1.63%, 10/9/29	271,000	254,334
0.88%, 5/17/30	21,000	18,854
3.63%, 7/15/30	82,000	82,400
0.75%, 9/23/30	31,000	27,419
1.25%, 2/14/31	82,000	73,525
1.63%, 5/13/31	31,000	28,162
3.75%, 2/14/33	103,000	102,983
4.13%, 2/13/34	82,000	83,662
4.88%, 2/15/36	21,000	22,523
Inter-American Development Bank
4.13%, 2/15/29	140,000	142,753
4.50%, 2/15/30	135,000	139,963
3.20%, 8/7/42(b)	412,000	346,678
International Bank for Reconstruction & Development
3.13%, 6/15/27	173,000	172,229
0.75%, 11/24/27	728,000	695,648
3.50%, 7/12/28	670,000	671,687
4.00%, 1/10/31	103,000	105,089
1.63%, 11/3/31	103,000	92,467
4.75%, 11/14/33	62,000	65,822
5.06%, 2/28/39	500,000	511,532
International Development Association
0.75%, 6/10/27(d)	41,000	39,594
4.38%, 11/27/29(e)	265,000	272,879

See Notes to Financial Statements.

WisdomTree Trust    157

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
International Finance Corp. 0.75%, 10/8/26	$373,000	$366,591
IsDB Trust Services No. 2 SARL 3.21%, 4/28/27(d)	708,000	704,630
TOTAL SUPRANATIONAL BONDS (Cost: $9,217,245)		9,359,156
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.4%
United States – 3.4%
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	597,074
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,896,071
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(a)	410,000	373,922
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	658,008
3.79%, 4/15/65, Series 2022-BNK41, Class A4*(a)	700,000	678,405
Bank of America Merrill Lynch Commercial Mortgage Trust 3.88%, 2/15/50, Series 2017-BNK3, Class B*(a)	994,000	978,427
Barclays Commercial Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	377,030
3.06%, 11/15/52, Series 2019-C5, Class A4	1,400,000	1,353,125
BBCMS Mortgage Trust 4.44%, 9/15/55, Series 2022-C17, Class A5	650,000	652,825
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,646,654
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,863,799
4.44%, 5/15/55, Series 2022-B35, Class A5*(a)	2,180,934	2,178,375
5.75%, 11/15/55, Series 2022-B37, Class A5*(a)	500,000	540,175
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	200,628
Cantor Commercial Real Estate Lending 3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	187,815
CD Mortgage Trust 3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	304,618
Citigroup Commercial Mortgage Trust 2.92%, 2/15/53, Series 2020-GC46, Class AS*(a)	119,000	108,831
COMM Mortgage Trust 3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	563,861
Investments	Principal Amount	Value
CSAIL Commercial Mortgage Trust 3.48%, 3/15/53, Series 2020-C19, Class B*(a)	$425,000	$355,436
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.67%, 3/25/26, Series K055, Class A2	44,266	44,266
3.30%, 10/25/26, Series K060, Class A2	610,000	606,889
3.19%, 7/25/27, Series K067, Class A2	750,000	744,181
3.24%, 8/25/27, Series K068, Class A2	140,000	138,976
1.47%, 9/25/27, Series K740, Class A2	500,000	484,040
3.19%, 9/25/27, Series K069, Class A2*(a)	53,228	52,769
3.29%, 11/25/27, Series K071, Class A2	500,000	496,222
3.35%, 1/25/28, Series K073, Class A2	500,000	496,667
3.93%, 6/25/28, Series K079, Class A2	804,000	807,896
3.90%, 8/25/28, Series K081, Class A2*(a)	200,000	200,947
4.74%, 8/25/28, Series K508, Class A2*(a)	500,000	510,649
4.80%, 9/25/28, Series K507, Class A2*(a)	500,000	511,447
4.85%, 9/25/28, Series K509, Class A2	500,000	512,388
4.86%, 10/25/28, Series K511, Class A2	500,000	512,904
5.40%, 1/25/29, Series K518, Class A2	265,000	276,312
3.42%, 2/25/29, Series K090, Class A2	1,000,000	992,932
3.29%, 3/25/29, Series K153, Class A2*(a)	500,000	494,775
3.51%, 3/25/29, Series K091, Class A2	1,000,000	995,145
2.51%, 7/25/29, Series K097, Class A2	500,000	481,535
4.41%, 1/25/30, Series K539, Class A2*(a)	500,000	511,528
4.40%, 4/25/30, Series K542, Class A2	500,000	511,464
4.33%, 6/25/30, Series K543, Class A2*(a)	500,000	510,514
1.38%, 7/25/30, Series K116, Class A2	1,000,000	907,168
1.50%, 10/25/30, Series K120, Class A2	1,000,000	905,847
1.55%, 10/25/30, Series K121, Class A2	500,000	453,782
2.11%, 1/25/31, Series K127, Class A2	1,000,000	927,236
3.89%, 6/25/31, Series KF115, Class AS, (3.889% fixed rate until 5/25/31; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(a)	213,852	212,330
4.46%, 8/25/31, Series K757, Class A2	500,000	514,109
2.13%, 11/25/31, Series K136, Class A2	1,000,000	912,169
3.91%, 12/25/31, Series KF128, Class AS, (3.909% fixed rate until 12/25/31; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(a)	128,259	127,278
2.25%, 1/25/32, Series K140, Class A2	1,000,000	914,802
2.59%, 1/25/32, Series K139, Class A2*(a)	1,200,000	1,119,428
2.25%, 2/25/32, Series K141, Class A2	1,000,000	914,949
3.42%, 4/25/32, Series K154, Class A2	1,000,000	991,250
2.92%, 6/25/32, Series K146, Class A2	1,000,000	944,882
3.00%, 6/25/32, Series K147, Class A2*(a)	1,500,000	1,423,167
3.50%, 7/25/32, Series K148, Class A2*(a)	1,000,000	975,412
3.53%, 8/25/32, Series K149, Class A2	500,000	488,278
4.35%, 1/25/33, Series K154, Class A2*(a)	310,000	316,600
4.90%, 10/25/33, Series K-161, Class A2*(a)	500,000	526,964
5.15%, 12/25/33, Series K-162, Class A2*(a)	500,000	535,258

See Notes to Financial Statements.

158    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Principal Amount	Value
1.94%, 2/25/35, Series K1515, Class A2	$480,000	$403,039
2.36%, 10/25/36, Series K1522, Class A2	250,000	208,926
Federal National Mortgage Association-Aces 3.75%, 9/25/30, Series 2018-M13, Class A2*(a)	484,262	484,447
FREMF Mortgage Trust 4.20%, 6/25/51, Series 2018-K76, Class B*(a)(e)	205,000	204,852
JPMDB Commercial Mortgage Securities Trust 3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	667,508
Morgan Stanley Bank of America Merrill Lynch Trust 3.88%, 4/15/48, Series 2015-C22, Class B*(a)	200,000	190,733
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	968,001
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,910,727
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4*(a)	412,451	411,492
Wells Fargo Commercial Mortgage Trust 4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	101,016
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $44,542,598)		46,071,175
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	645,000	739,087
New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	195,000	232,743
Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	932,462
State of California 7.55%, 4/1/39	275,000	340,059
State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,446,368
TOTAL MUNICIPAL BONDS (Cost: $3,708,599)		3,690,719
ASSET-BACKED SECURITIES – 2.9%
United States – 2.9%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,034,270
4.80%, 5/15/30, Series 2023-2, Class A	1,800,000	1,844,558
AmeriCredit Automobile Receivables Trust 4.81%, 4/18/28, Series 2022-2, Class B	30,824	30,832
Carmax Auto Owner Trust 4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,552
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	1,122,482	1,136,162
Investments	Principal Amount	Value
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	$960,000	$966,914
5.08%, 9/15/30, Series 2023-A2, Class A	3,725,000	3,857,016
CNH Equipment Trust 5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	3,997,933
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	392,277	391,153
4.38%, 6/15/28, Series 2025-5A, Class A2	1,100,000	1,101,436
5.57%, 9/15/28, Series 2024-3A, Class B	540,900	542,720
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	760,756
First Investors Auto Owner Trust 4.31%, 12/15/28, Series 2025-1A, Class A2(e)	1,400,000	1,402,186
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,822,422
3.88%, 11/15/34, Series 2022-1, Class A(e)	600,000	600,617
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,269,053
Gm Financial Automobile Leasing Trust 4.58%, 5/22/28, Series 2025-2, Class A3	875,000	882,413
GM Financial Consumer Automobile Receivables Trust 3.25%, 4/17/28, Series 2022-2, Class A4	416,201	415,808
GM Financial Revolving Receivables Trust 1.17%, 6/12/34, Series 2021-1, Class A(e)	630,000	621,054
Harley-Davidson Motorcycle Trust 4.67%, 4/15/30, Series 2025-A, Class A3	1,260,000	1,276,905
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	650,000	663,754
Hyundai Auto Receivables Trust 4.74%, 9/16/30, Series 2024-B, Class A4	650,000	661,764
Mercedes-Benz Auto Receivables Trust 5.25%, 2/15/29, Series 2022-1, Class A4	570,000	574,552
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,109,492
Nissan Auto Receivables Owner Trust
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	310,160
4.35%, 9/15/31, Series 2024-B, Class A4	1,500,000	1,516,966
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	240,198	240,787
4.49%, 8/15/29, Series 2022-3, Class C	186,710	187,017
6.40%, 3/17/31, Series 2023-6, Class C	500,000	517,710
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	585,000	588,387
4.49%, 5/15/31, Series 2025-A2, Class A	2,125,000	2,157,274
Toyota Auto Receivables Owner Trust 3.86%, 9/16/30, Series 2026-A, Class A3	2,800,000	2,814,137
Verizon Master Trust 5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	371,312
World Omni Auto Receivables Trust 4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,174,156
TOTAL ASSET-BACKED SECURITIES (Cost: $38,583,293)		39,013,228

See Notes to Financial Statements.

WisdomTree Trust    159

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026
Investments	Shares	Value
COMMON STOCKS – 0.0%
United States – 0.0%
Curo Group Holdings LLC^† (Cost: $155,183)	3,297	$0
WARRANTS – 0.0%
United States – 0.0%
Curo Group Holdings LLC, expiring 8/1/28, 0.00%^†	5,761	0
RRD Parent, Inc., expiring 1/1/35^†	11	74,250
TOTAL WARRANTS (Cost: $0)		74,250
MUTUAL FUND – 2.6%
United States – 2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(h) (Cost: $35,507,845)	35,507,845	35,507,845
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(h)	8,285,760	8,285,760
WisdomTree Treasury Money Market Digital Fund, 3.44%(h)(i)	13,900,000	13,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $22,185,760)		22,185,760
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $1,341,443,505)		1,362,137,264
Other Liabilities less Assets – (1.4)%		(19,178,369)
NET ASSETS – 100.0%		$1,342,958,895

____________

†     Non-income producing security.

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $74,250, which represents 0.0% of net assets.

(a)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(b)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $48,344,006. The Fund also had securities on loan having a total market value of $47,481 that were sold and pending settlement. The total market value of the collateral held by the Fund was $50,043,789. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,858,029.

(c)     Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2026.

(d)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)     The security has a perpetual maturity; the date displayed is the next call date.

(g)     Security is in default on interest payments.

(h)     Rate shown represents annualized 7-day yield as of February 28, 2026.

(i)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
PIK	Payment In Kind

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$7,900,000	$72,400,000	$66,400,000	$—	$—	$13,900,000	$136,467

See Notes to Financial Statements.

160    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
10 Year U.S. Treasury Note	346	6/18/26	$39,379,125	$307,565
2 Year U.S. Treasury Note	15	6/30/26	3,139,102	5,128
5 Year U.S. Treasury Note	85	6/30/26	9,361,953	1,829
U.S. Treasury Ultra Long Term Bond	4	6/18/26	486,375	6,991
Ultra 10 Year U.S. Treasury Note	84	6/18/26	9,805,688	87,123
			$62,172,243	$408,636

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$236,044,765	$—		$236,044,765
U.S. Government Obligations	—	337,498,256	—		337,498,256
Corporate Bonds	—	555,892,549	—		555,892,549
Foreign Government Agencies	—	12,858,632	—		12,858,632
Foreign Government Obligations	—	63,940,929	—		63,940,929
Supranational Bonds	—	9,359,156	—		9,359,156
Commercial Mortgage-Backed Securities	—	46,071,175	—		46,071,175
Municipal Bonds	—	3,690,719	—		3,690,719
Asset-Backed Securities	—	39,013,228	—		39,013,228
Common Stocks	—	—	0	*	0
Warrants	—	—	74,250	*	74,250
Mutual Fund	—	35,507,845	—		35,507,845
Investment of Cash Collateral for Securities Loaned	—	22,185,760	—		22,185,760
Total Investments in Securities	$—	$1,362,063,014	$74,250		$1,362,137,264
Financial Derivative Instruments
Futures Contracts[1]	$408,636	$—	$—		$408,636
Total – Net	$408,636	$1,362,063,014	$74,250		$1,362,545,900

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    161

Schedule of Investments (unaudited) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 14.2%
Federal Farm Credit Bank – 0.5%
4.25%, 7/17/28	$1,000,000	$1,018,520
4.13%, 8/1/29	2,000,000	2,042,069
1.95%, 8/13/40	1,300,000	918,788
Total Federal Farm Credit Bank		3,979,377
Federal Home Loan Bank – 0.8%
5.63%, 3/14/36	1,135,000	1,274,091
5.50%, 7/15/36	5,565,000	6,217,524
Total Federal Home Loan Bank		7,491,615
Federal Home Loan Mortgage Corp. – 2.7%
3.00%, 5/1/30	65,872	65,284
4.00%, 10/8/30	1,500,000	1,499,073
4.00%, 11/1/33	24	24
2.00%, 10/1/35	72,850	68,421
6.50%, 3/1/36	54,909	57,282
2.00%, 2/1/37	202,437	188,723
5.00%, 6/1/37	766	792
3.50%, 7/1/38	17,286	16,987
4.67%, 11/15/38, Series 1(a)	3,727,000	2,144,574
4.93%, 11/15/38(a)	2,820,000	1,638,871
5.50%, 2/1/40	3,350	3,511
5.00%, 3/1/41	75,404	77,909
5.50%, 6/1/41	1,500	1,571
5.00%, 7/1/41	2,846	2,942
3.50%, 1/1/44	57,662	55,885
3.50%, 8/1/45	239,445	232,022
4.00%, 9/1/45	32,753	32,312
4.00%, 10/1/45	35,854	35,410
4.00%, 12/1/45	64,782	63,910
3.00%, 6/1/46	31,436	29,172
3.00%, 9/1/46	96,256	90,427
3.00%, 10/1/46	39,471	36,885
3.50%, 11/1/46	7,496	7,199
4.00%, 1/1/47	62,570	61,715
3.50%, 4/1/47	86,823	82,941
4.00%, 5/1/47	36,480	35,864
3.50%, 9/1/47	85,855	82,108
4.00%, 10/1/47	71,199	69,919
4.50%, 10/1/47	23,757	23,962
3.50%, 11/1/47	114,517	109,397
4.00%, 9/1/48	36,247	35,642
5.00%, 3/1/49	8,339	8,542
4.50%, 5/1/49	41,728	41,864
4.00%, 6/1/49	20,797	20,424
4.00%, 7/1/49	347,192	342,418
4.50%, 7/1/49	21,358	21,427
3.50%, 8/1/49	225,336	215,395
5.00%, 10/1/49	183,942	188,232
5.50%, 10/1/49	189,611	197,944
Investments in Long Securities	Principal Amount	Value
3.00%, 5/1/50	$14,350	$13,141
3.00%, 5/1/50	29,338	26,949
2.50%, 6/1/50	66,804	58,833
2.50%, 7/1/50	94,302	83,453
2.00%, 9/1/50	1,436,162	1,203,681
2.50%, 10/1/50	179,071	158,747
2.00%, 1/1/51	114,367	95,734
2.50%, 1/1/51	863,879	750,269
1.50%, 2/1/51	318,514	253,753
1.50%, 4/1/51	395,091	314,494
2.00%, 4/1/51	825,385	690,099
2.50%, 4/1/51	37,952	32,930
2.50%, 9/1/51	150,394	132,183
2.50%, 9/1/51	716,204	625,525
1.50%, 10/1/51	106,680	84,893
3.50%, 10/1/51	77,418	73,330
2.00%, 11/1/51	118,361	98,644
2.00%, 12/1/51	354,437	295,290
2.50%, 12/1/51	85,613	74,322
2.00%, 1/1/52	89,754	74,740
2.50%, 1/1/52	257,844	225,486
3.50%, 1/1/52	53,180	50,359
2.50%, 2/1/52	286,305	251,328
2.00%, 3/1/52	378,854	319,185
2.00%, 3/1/52	1,103,034	921,000
2.50%, 4/1/52	65,354	57,282
2.50%, 4/1/52	609,004	534,311
2.00%, 5/1/52	259,209	218,675
2.50%, 5/1/52	148,513	129,391
2.00%, 6/1/52	174,746	145,969
3.00%, 6/1/52	276,112	252,453
3.50%, 6/1/52	73,359	69,325
3.00%, 7/1/52	40,805	37,017
4.50%, 7/1/52	38,189	37,939
4.00%, 8/1/52	19,983	19,467
4.50%, 8/1/52	38,702	38,445
4.50%, 8/1/52	229,531	228,007
4.00%, 9/1/52	60,303	58,695
4.50%, 9/1/52	62,850	62,427
4.50%, 9/1/52	158,878	157,794
4.50%, 9/1/52	197,970	196,700
5.00%, 9/1/52	18,815	19,180
5.00%, 9/1/52	42,657	43,481
4.50%, 10/1/52	20,292	20,140
4.50%, 10/1/52	171,815	171,177
5.00%, 10/1/52	121,160	122,546
5.00%, 11/1/52	116,018	117,287
3.50%, 12/1/52	37,799	35,718
4.50%, 12/1/52	139,396	138,432
5.00%, 12/1/52	20,115	20,339
4.00%, 1/1/53	20,782	20,239
See Notes to Financial Statements.

162    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
4.50%, 1/1/53	$57,736	$57,342
4.50%, 1/1/53	80,065	79,518
5.00%, 2/1/53	150,836	152,035
5.50%, 3/1/53	44,315	45,298
5.00%, 4/1/53	240,526	242,444
5.00%, 5/1/53	40,811	41,279
5.00%, 6/1/53	79,183	79,692
5.50%, 6/1/53	18,610	19,005
5.50%, 8/1/53	19,040	19,390
5.00%, 9/1/53	253,207	255,379
5.50%, 9/1/53	271,434	276,398
6.00%, 9/1/53	183,287	188,283
6.50%, 9/1/53	55,666	57,793
6.00%, 10/1/53	97,416	100,127
6.50%, 10/1/53	26,060	27,056
4.50%, 11/1/53	70,743	70,178
5.50%, 11/1/53	549,106	560,182
6.00%, 11/1/53	41,751	43,855
6.00%, 11/1/53	308,628	317,002
6.50%, 11/1/53	121,870	126,527
6.00%, 12/1/53	30,306	31,126
6.50%, 12/1/53	90,806	94,276
6.50%, 1/1/54	153,716	159,591
6.00%, 7/1/54	21,739	22,513
6.00%, 7/1/54	38,415	39,547
6.00%, 8/1/54	285,952	293,575
6.50%, 8/1/54	17,922	18,875
6.00%, 9/1/54	641,511	658,050
5.00%, 11/1/54	47,929	48,467
5.00%, 12/1/54	145,710	147,761
5.50%, 12/1/54	422,854	429,963
5.50%, 3/1/55	649,061	666,371
5.50%, 6/1/55	23,386	23,985
6.00%, 7/1/55	811,265	832,161
6.50%, 7/1/55	209,122	217,350
Total Federal Home Loan Mortgage Corp.		24,190,178
Federal National Mortgage Association – 4.5%
2.50%, 11/1/30	86,410	84,679
2.50%, 1/1/32	241,441	236,372
3.00%, 5/1/32	77,019	75,550
6.00%, 12/1/32	64,141	65,470
2.50%, 1/1/33	85,183	83,516
5.50%, 10/1/35	13,979	14,576
2.00%, 12/1/36	24,115	22,496
5.50%, 4/1/37	62,942	65,185
5.63%, 7/15/37	5,358,000	6,036,495
5.50%, 1/1/38	14,008	14,420
5.00%, 5/1/38	4,925	5,085
5.50%, 6/1/38	39,465	41,289
6.21%, 8/6/38	1,170,000	1,390,655
5.50%, 11/1/38	968	1,012
Investments in Long Securities	Principal Amount	Value
5.00%, 9/1/39	$84,567	$87,322
6.00%, 7/1/41	152,381	161,697
4.00%, 10/1/41	335,766	336,198
4.00%, 11/1/41	33,601	33,644
4.50%, 1/1/42	69,245	70,349
6.00%, 1/1/42	117,403	124,569
4.00%, 9/1/42	121,996	121,340
2.50%, 2/1/43	110,411	101,177
3.50%, 7/1/43	209,635	204,868
3.00%, 8/1/43	122,462	114,916
3.00%, 8/1/43	124,509	117,179
3.00%, 9/1/43	212,168	199,095
4.50%, 9/1/43	10,077	10,238
3.50%, 10/1/43	80,269	77,753
4.50%, 5/1/44	14,864	15,027
4.00%, 6/1/44	23,639	23,437
4.00%, 7/1/44	5,278	5,224
4.50%, 2/1/45	25,275	25,552
3.50%, 6/1/45	2,117	2,030
4.00%, 6/1/45	144,772	143,305
4.00%, 9/1/45	27,037	26,673
3.00%, 12/1/45	31,269	29,101
4.00%, 1/1/46	54,073	53,515
3.50%, 2/1/46	21,429	20,742
3.00%, 6/1/46	26,076	24,171
4.00%, 7/1/46	24,946	24,579
2.50%, 9/1/46	12,681	11,358
2.50%, 10/1/46	16,321	14,617
3.00%, 10/1/46	45,045	41,989
3.00%, 10/1/46	107,153	99,324
3.00%, 11/1/46	58,302	54,347
2.50%, 12/1/46	28,690	25,696
3.00%, 12/1/46	76,675	71,080
3.50%, 12/1/46	298,962	286,795
2.50%, 1/1/47	36,921	33,068
3.50%, 1/1/47	77,612	74,454
5.50%, 1/1/47	126,907	132,344
3.00%, 5/1/47	379,733	356,196
4.50%, 5/1/47	166,847	168,677
4.00%, 6/1/47	41,592	41,032
3.50%, 7/1/47	244,189	236,986
3.50%, 7/1/47	394,926	382,325
4.00%, 7/1/47	40,528	40,062
5.00%, 7/1/47	84,895	87,654
4.50%, 1/1/48	43,252	43,576
3.50%, 2/1/48	330,414	315,642
5.00%, 5/1/48	29,317	30,029
3.00%, 8/1/48	269,881	253,058
4.00%, 9/1/48	91,201	89,937
5.00%, 10/1/48	263,380	271,941
3.00%, 11/1/48	700,501	651,944

See Notes to Financial Statements.

WisdomTree Trust    163

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
3.50%, 11/1/48	$87,662	$83,743
5.00%, 3/1/49	6,144	6,287
4.00%, 4/1/49	8,649	8,484
4.00%, 5/1/49	5,673	5,564
4.50%, 5/1/49	86,067	86,346
3.50%, 6/1/49	140,546	134,263
3.50%, 7/1/49	45,352	43,158
3.00%, 10/1/49	269,371	246,407
3.00%, 3/1/50	112,337	103,619
4.00%, 3/1/50	238,190	233,952
5.00%, 3/1/50	63,017	64,535
4.50%, 4/1/50	357,454	358,611
2.50%, 5/1/50	1,013,886	898,955
3.50%, 5/1/50	292,917	280,270
2.00%, 7/1/50	657,304	556,782
3.00%, 8/1/50	304,795	278,776
2.00%, 9/1/50	1,780,556	1,492,948
2.50%, 9/1/50	156,018	136,869
2.00%, 10/1/50	1,541,213	1,305,095
1.50%, 11/1/50	201,544	160,507
2.00%, 11/1/50	109,909	93,302
3.00%, 11/1/50	238,443	220,561
1.50%, 12/1/50	226,217	180,167
1.50%, 12/1/50	303,656	241,816
2.00%, 12/1/50	272,556	228,245
2.00%, 1/1/51	68,616	57,413
2.50%, 2/1/51	466,796	413,056
2.00%, 3/1/51	987,644	826,034
1.50%, 5/1/51	71,364	56,808
2.50%, 5/1/51	287,388	249,467
2.50%, 6/1/51	66,591	58,222
2.50%, 6/1/51	83,153	73,353
2.00%, 7/1/51	191,132	160,192
2.50%, 8/1/51	349,337	307,146
2.50%, 9/1/51	147,043	128,425
1.50%, 10/1/51	84,221	67,021
2.00%, 10/1/51	257,098	216,426
2.00%, 10/1/51	1,957,815	1,634,034
2.50%, 10/1/51	391,211	339,458
2.50%, 10/1/51	385,868	340,077
2.50%, 10/1/51	519,436	453,509
2.50%, 11/1/51	194,140	171,407
2.00%, 12/1/51	71,590	59,776
2.50%, 12/1/51	228,727	200,926
3.00%, 12/1/51	142,828	130,656
2.00%, 1/1/52	73,020	61,520
2.00%, 1/1/52	385,831	322,998
2.50%, 1/1/52	101,422	88,932
2.50%, 1/1/52	175,499	154,326
3.00%, 1/1/52	38,022	34,414
Investments in Long Securities	Principal Amount	Value
3.00%, 1/1/52	$201,569	$182,442
2.00%, 2/1/52	49,116	40,902
2.00%, 2/1/52	99,755	83,110
2.00%, 2/1/52	144,140	120,454
2.00%, 2/1/52	288,086	239,995
2.50%, 2/1/52	74,502	65,632
3.00%, 2/1/52	19,601	17,885
3.00%, 2/1/52	297,693	272,321
3.00%, 2/1/52	710,686	650,702
2.50%, 3/1/52	140,588	122,814
2.50%, 3/1/52	179,745	157,941
2.50%, 3/1/52	205,391	178,992
2.50%, 3/1/52	271,480	236,525
2.50%, 3/1/52	409,970	358,191
3.00%, 3/1/52	121,374	110,901
1.50%, 4/1/52	73,105	58,181
3.50%, 4/1/52	21,847	20,790
3.50%, 4/1/52	95,333	90,722
2.00%, 5/1/52	313,325	261,021
2.50%, 5/1/52	239,156	210,928
3.00%, 5/1/52	23,825	21,824
3.00%, 5/1/52	328,733	300,565
3.50%, 5/1/52	36,312	34,358
3.50%, 5/1/52	36,819	34,797
3.50%, 5/1/52	114,704	108,690
4.00%, 5/1/52	67,562	65,832
3.00%, 6/1/52	143,662	131,013
3.50%, 6/1/52	20,020	18,972
3.50%, 6/1/52	146,285	138,236
2.50%, 7/1/52	258,111	223,782
4.50%, 7/1/52	79,235	78,735
3.50%, 8/1/52	206,240	195,044
4.00%, 8/1/52	192,074	188,023
4.50%, 8/1/52	57,074	56,695
2.50%, 9/1/52	60,231	52,502
4.00%, 9/1/52	75,798	74,029
5.00%, 9/1/52	152,443	154,174
4.00%, 10/1/52	30,759	30,171
4.50%, 10/1/52	19,956	19,820
5.00%, 10/1/52	143,712	145,057
4.00%, 11/1/52	594,561	578,540
4.00%, 1/1/53	84,233	82,032
5.50%, 1/1/53	87,178	88,951
4.00%, 2/1/53	20,368	19,844
5.00%, 2/1/53	36,893	37,510
5.50%, 2/1/53	61,136	62,472
5.50%, 2/1/53	71,331	73,571
4.00%, 3/1/53	22,128	21,548
4.00%, 3/1/53	42,513	41,422
5.00%, 4/1/53	19,614	19,770

See Notes to Financial Statements.

164    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
6.00%, 4/1/53	$46,989	$48,263
5.50%, 5/1/53	26,999	27,893
4.50%, 6/1/53	96,999	96,854
5.00%, 6/1/53	129,066	130,248
5.50%, 7/1/53	21,072	21,769
5.50%, 7/1/53	77,502	79,033
6.00%, 7/1/53	292,614	300,627
5.00%, 8/1/53	20,473	20,633
5.50%, 8/1/53	56,341	57,377
6.00%, 8/1/53	48,561	49,887
5.50%, 9/1/53	19,954	20,466
5.00%, 10/1/53	113,512	114,327
5.50%, 10/1/53	18,728	19,069
5.50%, 10/1/53	68,018	69,557
5.50%, 11/1/53	372,455	379,632
6.50%, 11/1/53	24,640	25,599
4.00%, 12/1/53	61,441	60,320
4.50%, 1/1/54	44,557	44,419
6.50%, 1/1/54	63,837	67,182
6.00%, 2/1/54	18,534	19,308
5.50%, 3/1/54	61,259	62,496
6.00%, 5/1/54	19,788	20,592
5.00%, 6/1/54	86,797	87,558
6.00%, 6/1/54	17,665	18,169
6.00%, 6/1/54	20,733	21,606
7.00%, 6/1/54	10,708	11,259
6.50%, 8/1/54	19,602	20,706
6.00%, 9/1/54	191,489	198,145
6.50%, 9/1/54	317,082	329,488
6.00%, 12/1/54	83,074	85,441
6.00%, 2/1/55	269,032	280,369
6.50%, 2/1/55	715,111	742,685
5.50%, 4/1/55	944,149	972,234
6.00%, 5/1/55	471,643	493,255
5.50%, 8/1/55	216,964	220,515
Total Federal National Mortgage Association		39,954,899
Tennessee Valley Authority – 5.2%
5.88%, 4/1/36	7,338,000	8,366,833
6.15%, 1/15/38	738,000	868,935
5.50%, 6/15/38	1,300,000	1,443,987
5.25%, 9/15/39	10,598,000	11,516,148
3.50%, 12/15/42(b)	4,599,000	3,977,547
4.88%, 1/15/48	2,824,000	2,834,813
4.25%, 9/15/52	2,850,000	2,511,494
5.25%, 2/1/55	7,900,000	8,149,079
5.38%, 4/1/56	1,347,000	1,415,799
4.63%, 9/15/60	2,640,000	2,445,671
4.25%, 9/15/65(b)	4,205,000	3,614,911
Total Tennessee Valley Authority		47,145,217
Investments in Long Securities	Principal Amount	Value
Uniform Mortgage-Backed Securities – 0.5%
7.00%, 3/1/55(c)	$450,000	$472,887
3.00%, 3/1/56(c)	50,000	45,245
3.50%, 3/1/56(c)	75,000	70,721
4.00%, 3/1/56(c)	175,000	170,167
4.50%, 3/1/56(c)	175,000	173,088
5.00%, 3/1/56(c)	1,225,000	1,230,678
5.50%, 3/1/56(c)	1,125,000	1,143,101
6.00%, 3/1/56(c)	775,000	795,072
6.50%, 3/1/56(c)	150,000	155,789
4.50%, 4/1/56(c)	25,000	24,708
5.00%, 4/1/56(c)	300,000	301,098
5.50%, 4/1/56(c)	150,000	152,302
6.00%, 4/1/56(c)	25,000	25,645
6.50%, 4/1/56(c)	25,000	25,979
Total Uniform Mortgage-Backed Securities		4,786,480
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $129,925,356)		127,547,766
U.S. GOVERNMENT OBLIGATIONS – 25.8%
U.S. Treasury Bonds – 2.1%
6.38%, 8/15/27	385,000	401,084
5.38%, 2/15/31	810,000	877,205
4.50%, 8/15/39(b)	510,000	523,587
4.38%, 5/15/40	165,000	166,379
3.88%, 8/15/40	353,000	336,012
4.25%, 11/15/40	285,000	282,306
1.88%, 2/15/41	185,000	133,619
4.75%, 2/15/41	75,000	78,311
2.25%, 5/15/41	350,000	266,027
4.38%, 5/15/41	320,000	320,400
1.75%, 8/15/41	165,000	115,281
3.75%, 8/15/41	194,000	180,056
2.00%, 11/15/41	300,000	216,656
3.13%, 11/15/41	625,000	532,959
2.38%, 2/15/42	200,000	152,156
3.13%, 2/15/42	265,000	224,981
3.00%, 5/15/42	360,000	299,194
3.25%, 5/15/42	615,000	528,900
2.75%, 8/15/42	10,000	7,980
3.38%, 8/15/42	200,000	174,359
3.88%, 2/15/43	400,000	370,750
2.88%, 5/15/43	150,000	120,340
3.88%, 5/15/43	550,000	508,535
4.75%, 11/15/43	300,000	308,906
3.63%, 2/15/44	490,000	434,645
3.38%, 5/15/44	250,000	213,418
4.63%, 5/15/44	250,000	252,930
4.63%, 11/15/44	500,000	504,844
4.75%, 2/15/45	400,000	410,125

See Notes to Financial Statements.

WisdomTree Trust    165

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
5.00%, 5/15/45	$450,000	$475,805
2.25%, 8/15/46	275,000	188,225
3.13%, 5/15/48	295,000	232,451
3.38%, 11/15/48	265,000	217,341
2.88%, 5/15/49	230,000	171,368
2.38%, 11/15/49	350,000	234,062
2.00%, 2/15/50	155,000	94,829
1.25%, 5/15/50	104,000	52,130
1.38%, 8/15/50	87,000	44,812
1.63%, 11/15/50	250,000	137,246
1.88%, 2/15/51	400,000	233,469
2.25%, 2/15/52	325,000	205,689
3.00%, 8/15/52	768,900	572,770
3.63%, 2/15/53	600,000	503,859
4.13%, 8/15/53	725,000	665,301
4.75%, 11/15/53	230,000	233,773
4.25%, 2/15/54	850,000	796,410
4.63%, 5/15/54	250,000	249,258
4.25%, 8/15/54	580,000	543,569
4.50%, 11/15/54	750,000	732,832
4.63%, 2/15/55	900,000	897,820
4.75%, 5/15/55	500,000	508,984
4.75%, 8/15/55	400,000	407,438
4.63%, 11/15/55	1,000,000	998,516
Total U.S. Treasury Bonds		18,339,902
U.S. Treasury Notes – 23.7%
4.25%, 3/15/27	995,000	1,002,521
0.63%, 3/31/27(b)	140,000	135,797
3.88%, 3/31/27	1,005,000	1,008,965
4.50%, 4/15/27	500,000	505,498
0.50%, 4/30/27	300,000	289,963
2.75%, 4/30/27	660,000	654,547
3.75%, 4/30/27	500,000	501,494
2.38%, 5/15/27	2,240,000	2,210,819
4.50%, 5/15/27	360,000	364,261
0.50%, 5/31/27	591,200	569,988
2.63%, 5/31/27	315,000	311,727
3.88%, 5/31/27	3,000,000	3,014,531
0.50%, 6/30/27	1,615,000	1,553,491
3.25%, 6/30/27	1,295,000	1,291,636
3.75%, 6/30/27	4,000,000	4,015,313
4.38%, 7/15/27	3,000,000	3,037,207
0.38%, 7/31/27	2,245,000	2,150,815
2.75%, 7/31/27	2,500,000	2,476,270
3.88%, 7/31/27	3,500,000	3,520,781
2.25%, 8/15/27	3,595,000	3,535,037
3.75%, 8/15/27	2,000,000	2,008,750
0.50%, 8/31/27	1,666,700	1,596,288
3.13%, 8/31/27	2,000,000	1,991,133
3.38%, 9/15/27	750,000	749,385
3.50%, 9/30/27	3,000,000	3,003,457
Investments in Long Securities	Principal Amount	Value
3.88%, 10/15/27	$1,000,000	$1,007,109
0.50%, 10/31/27	4,000,000	3,813,203
4.13%, 10/31/27	1,000,000	1,011,309
4.13%, 11/15/27	3,000,000	3,035,098
0.63%, 11/30/27	1,782,400	1,699,268
3.88%, 11/30/27	2,471,600	2,490,958
0.63%, 12/31/27	1,750,000	1,664,824
3.88%, 12/31/27	1,295,000	1,305,825
4.25%, 1/15/28	2,000,000	2,030,586
0.75%, 1/31/28	1,440,000	1,370,222
3.50%, 1/31/28	2,385,000	2,389,751
4.25%, 2/15/28	2,000,000	2,032,383
1.13%, 2/29/28	2,211,600	2,116,052
4.00%, 2/29/28	1,700,000	1,719,822
3.88%, 3/15/28	4,545,000	4,588,852
1.25%, 3/31/28	3,120,000	2,987,644
3.63%, 3/31/28	2,490,000	2,501,769
3.75%, 4/15/28	2,000,000	2,014,687
1.25%, 4/30/28	1,685,000	1,610,689
3.50%, 4/30/28	925,000	927,132
2.88%, 5/15/28	590,000	583,662
1.25%, 5/31/28	1,625,000	1,550,732
3.88%, 6/15/28	2,200,000	2,224,062
1.25%, 6/30/28	2,000,000	1,905,469
4.00%, 6/30/28	1,150,000	1,166,082
1.00%, 7/31/28	1,600,000	1,512,625
2.88%, 8/15/28	1,450,000	1,432,895
1.13%, 8/31/28	540,000	511,123
4.38%, 8/31/28	1,100,000	1,125,910
1.25%, 9/30/28	1,095,000	1,037,684
1.38%, 10/31/28	1,500,000	1,423,887
3.13%, 11/15/28	1,800,000	1,788,047
1.50%, 11/30/28	2,145,000	2,039,845
4.38%, 11/30/28	1,605,000	1,646,191
3.75%, 12/31/28	1,247,000	1,259,226
3.50%, 1/15/29	1,000,000	1,003,086
4.00%, 1/31/29	1,210,000	1,230,371
2.63%, 2/15/29	1,000,000	978,594
3.50%, 2/15/29	2,000,000	2,006,484
1.88%, 2/28/29	1,195,000	1,143,699
2.38%, 3/31/29	1,165,000	1,130,369
4.13%, 3/31/29	2,360,000	2,410,058
2.88%, 4/30/29	1,500,000	1,476,387
4.63%, 4/30/29	2,750,000	2,849,902
2.38%, 5/15/29	2,000,000	1,938,203
2.75%, 5/31/29	2,000,000	1,959,766
4.50%, 5/31/29	610,000	630,302
3.25%, 6/30/29	1,565,000	1,557,053
4.25%, 6/30/29	1,650,000	1,693,119
4.00%, 7/31/29	2,445,000	2,490,557
1.63%, 8/15/29	1,155,000	1,088,723
See Notes to Financial Statements.

166    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
3.13%, 8/31/29	$1,970,000	$1,950,454
3.63%, 8/31/29(b)	3,500,000	3,522,285
3.88%, 9/30/29	2,000,000	2,029,453
4.13%, 10/31/29	1,310,000	1,340,754
1.75%, 11/15/29	1,000,000	942,383
4.13%, 11/30/29	1,010,000	1,033,909
3.88%, 12/31/29	1,000,000	1,015,117
4.38%, 12/31/29	1,500,000	1,549,395
3.50%, 1/31/30	850,000	851,461
4.25%, 1/31/30	1,500,000	1,543,184
1.50%, 2/15/30	500,000	464,375
4.00%, 2/28/30	2,230,000	2,274,426
3.63%, 3/31/30	1,500,000	1,509,023
4.00%, 3/31/30(b)	1,005,000	1,025,296
3.88%, 4/30/30	2,750,000	2,792,646
0.63%, 5/15/30	2,600,000	2,312,680
3.75%, 6/30/30	1,500,000	1,515,938
3.88%, 6/30/30	2,800,000	2,843,750
0.63%, 8/15/30	3,000,000	2,648,320
3.63%, 8/31/30	2,000,000	2,010,547
3.63%, 9/30/30	3,135,000	3,151,532
3.63%, 10/31/30	5,500,000	5,527,930
0.88%, 11/15/30	6,065,000	5,377,949
3.50%, 11/30/30	1,000,000	999,609
3.63%, 12/31/30	2,000,000	2,009,609
3.75%, 1/31/31	2,000,000	2,020,703
1.13%, 2/15/31	2,195,000	1,959,466
3.50%, 2/28/31	2,000,000	1,998,516
4.25%, 2/28/31	1,000,000	1,032,617
4.63%, 5/31/31	230,000	241,680
4.25%, 6/30/31	325,000	335,778
1.38%, 11/15/31	250,000	221,387
2.88%, 5/15/32	1,750,000	1,674,258
4.13%, 5/31/32	1,485,000	1,523,691
4.00%, 7/31/32	1,500,000	1,527,949
4.00%, 1/31/33	2,500,000	2,543,164
3.50%, 2/15/33	1,000,000	986,328
3.38%, 5/15/33	1,500,000	1,465,312
4.50%, 11/15/33	1,500,000	1,571,484
3.88%, 8/15/34	1,000,000	1,001,484
4.25%, 11/15/34	2,000,000	2,055,156
4.63%, 2/15/35	1,500,000	1,582,617
4.25%, 5/15/35	1,200,000	1,230,844
4.25%, 8/15/35(b)	1,900,000	1,947,352
4.00%, 11/15/35	2,805,000	2,815,300
4.13%, 2/15/36	1,000,000	1,013,359
Total U.S. Treasury Notes		213,601,440
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $230,479,123)		231,941,342
Investments in Long Securities	Principal Amount	Value
CORPORATE BONDS – 44.6%
Australia – 0.3%
BHP Billiton Finance USA Ltd.
5.30%, 2/21/35	$500,000	$524,510
4.13%, 2/24/42	98,000	86,443
5.50%, 9/8/53(b)	150,000	151,561
Rio Tinto Finance USA Ltd. 2.75%, 11/2/51	150,000	95,016
Rio Tinto Finance USA PLC
5.00%, 3/14/32(b)	500,000	519,813
4.13%, 8/21/42	310,000	271,518
5.75%, 3/14/55	150,000	155,876
Westpac Banking Corp.
6.82%, 11/17/33	250,000	282,183
3.13%, 11/18/41	198,000	153,219
Woodside Finance Ltd. 5.10%, 9/12/34	500,000	502,680
Total Australia		2,742,819
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	250,000	250,641
4.90%, 2/1/46	972,000	914,736
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/34(b)	250,000	260,364
4.95%, 1/15/42	500,000	485,868
5.55%, 1/23/49	200,000	201,383
5.80%, 1/23/59(b)	500,000	519,230
Total Belgium		2,632,222
Brazil – 0.1%
Suzano Austria GmbH 5.00%, 1/15/30	352,000	354,607
Vale Overseas Ltd.
3.75%, 7/8/30	208,000	201,889
6.88%, 11/21/36	150,000	172,061
6.40%, 6/28/54(b)	250,000	262,286
Vale SA 5.63%, 9/11/42	184,000	188,123
Total Brazil		1,178,966
Canada – 1.4%
Bank of Montreal 3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	138,000	136,913
Bank of Nova Scotia 4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(d)	160,000	157,275

See Notes to Financial Statements.

WisdomTree Trust    167

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Barrick Gold Corp. 5.25%, 4/1/42	$210,000	$211,860
Barrick North America Finance LLC 5.75%, 5/1/43	243,000	252,689
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	225,000	241,460
Bell Canada
5.10%, 5/11/33(b)	250,000	257,241
4.46%, 4/1/48	350,000	297,095
Brookfield Finance, Inc. 5.97%, 3/4/54(b)	300,000	300,015
Canadian National Railway Co.
4.38%, 9/18/34	250,000	248,936
4.45%, 1/20/49	150,000	131,214
Canadian Natural Resources Ltd. 4.95%, 6/1/47	272,000	247,696
Canadian Pacific Railway Co.
7.13%, 10/15/31	231,000	263,902
4.80%, 9/15/35	349,000	354,698
4.30%, 5/15/43	125,000	111,117
3.50%, 5/1/50	63,000	46,659
4.20%, 11/15/69	215,000	165,349
6.13%, 9/15/15	150,000	155,712
Cenovus Energy, Inc.
5.25%, 6/15/37	271,000	270,791
3.75%, 2/15/52(b)	109,000	79,145
CI Financial Corp.
3.20%, 12/17/30	798,000	731,236
4.10%, 6/15/51	616,000	434,275
Emera U.S. Finance LP 4.75%, 6/15/46	173,000	149,661
Enbridge, Inc.
5.70%, 3/8/33	550,000	584,570
5.55%, 6/20/35	250,000	262,236
4.50%, 6/10/44	200,000	174,396
4.00%, 11/15/49	150,000	118,123
5.95%, 4/5/54	500,000	516,053
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	159,476
6.00%, 12/7/33	210,000	224,586
6.35%, 3/22/54	218,000	227,311
Manulife Financial Corp.
3.70%, 3/16/32	90,000	86,918
5.38%, 3/4/46	56,000	55,904
Nutrien Ltd.
4.13%, 3/15/35	89,000	83,873
5.88%, 12/1/36	95,000	101,237
5.25%, 1/15/45	429,000	413,506
5.80%, 3/27/53	170,000	173,614
Investments in Long Securities	Principal Amount	Value
Rogers Communications, Inc.
3.80%, 3/15/32	$400,000	$382,555
4.50%, 3/15/42	500,000	437,022
4.55%, 3/15/52	248,000	203,260
Royal Bank of Canada 2.30%, 11/3/31	500,000	456,523
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/34	265,000	270,117
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	345,009
6.80%, 5/15/38	217,000	245,607
4.00%, 11/15/47	95,000	74,443
TELUS Corp. 3.70%, 9/15/27	130,000	129,332
Toronto-Dominion Bank 5.30%, 1/30/32	500,000	526,411
TR Finance LLC 5.65%, 11/23/43	40,000	40,063
TransCanada PipeLines Ltd.
4.63%, 3/1/34	500,000	497,095
7.25%, 8/15/38	275,000	323,754
6.10%, 6/1/40	170,000	183,409
5.10%, 3/15/49(b)	198,000	189,387
Total Canada		12,730,729
France – 0.2%
Orange SA
9.00%, 3/1/31	352,000	424,957
5.50%, 2/6/44	145,000	146,975
TotalEnergies Capital International SA 3.13%, 5/29/50	400,000	274,714
TotalEnergies Capital SA
5.15%, 4/5/34(b)	250,000	261,955
5.49%, 4/5/54	500,000	495,090
Total France		1,603,691
Germany – 0.2%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	335,000	321,804
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(d)	400,000	380,944
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(b)(d)	200,000	205,104
Deutsche Telekom International Finance BV
8.75%, 6/15/30	296,000	347,238
9.25%, 6/1/32	103,000	129,849
Total Germany		1,384,939

See Notes to Financial Statements.

168    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27	$160,000	$159,400
3.00%, 10/29/28	264,000	256,787
5.38%, 12/15/31	500,000	521,710
3.40%, 10/29/33	888,000	810,595
3.85%, 10/29/41	250,000	208,155
Smurfit Kappa Treasury ULC 5.44%, 4/3/34	500,000	521,399
Total Ireland		2,478,046
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc.
2.85%, 1/19/33, (2.852% fixed rate until 1/19/32; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(d)	600,000	552,601
5.43%, 4/17/35, (5.426% fixed rate until 4/17/34; 1-year Constant Maturity Treasury Rate + 1.00% thereafter)(d)	500,000	525,782
Mizuho Financial Group, Inc. 5.67%, 9/13/33, (5.669% fixed rate until 9/13/32; 1-year Constant Maturity Treasury Rate + 2.40% thereafter)(d)	400,000	428,144
Nomura Holdings, Inc.
3.10%, 1/16/30	274,000	262,889
6.09%, 7/12/33	300,000	326,111
ORIX Corp. 3.70%, 7/18/27	40,000	39,916
Sumitomo Mitsui Financial Group, Inc.
5.45%, 1/15/32	250,000	264,370
5.63%, 1/15/35	500,000	534,346
6.18%, 7/13/43(b)	375,000	414,955
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	360,000	332,383
3.03%, 7/9/40	405,000	317,000
3.18%, 7/9/50(b)	448,000	307,895
5.80%, 7/5/64	255,000	257,514
Total Japan		4,563,906
Luxembourg – 0.0%
ArcelorMittal SA
6.80%, 11/29/32	166,000	188,437
6.75%, 3/1/41	171,000	190,903
Total Luxembourg		379,340
Mexico – 0.2%
America Movil SAB de CV
6.38%, 3/1/35	300,000	336,796
4.38%, 4/22/49	400,000	343,676
Investments in Long Securities	Principal Amount	Value
Southern Copper Corp.
6.75%, 4/16/40	$210,000	$241,015
5.25%, 11/8/42	239,000	234,447
5.88%, 4/23/45(b)	242,000	253,562
Total Mexico		1,409,496
Netherlands – 0.2%
Cooperatieve Rabobank UA 5.25%, 8/4/45(b)	250,000	239,572
ING Groep NV 5.55%, 3/19/35, (5.55% fixed rate until 3/19/34; Secured Overnight Financing Rate + 1.77% thereafter)(d)	550,000	576,610
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	200,000	212,063
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	277,000	278,738
2.65%, 2/15/32	210,000	189,711
5.00%, 1/15/33(b)	250,000	255,531
3.13%, 2/15/42	40,000	29,828
Total Netherlands		1,782,053
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(d)	200,000	213,961
Banco Santander SA
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(d)	200,000	184,501
6.92%, 8/8/33	400,000	444,781
6.94%, 11/7/33	200,000	230,724
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	249,091
5.21%, 3/8/47	350,000	314,727
5.52%, 3/1/49	235,000	219,383
Telefonica Europe BV 8.25%, 9/15/30(b)	86,000	99,347
Total Spain		1,956,515
Switzerland – 0.0%
UBS Group AG 4.88%, 5/15/45	290,000	271,056
United Kingdom – 1.5%
AstraZeneca PLC
6.45%, 9/15/37	651,000	746,694
4.38%, 8/17/48	100,000	88,657

See Notes to Financial Statements.

WisdomTree Trust    169

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Barclays PLC
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.054% thereafter)(d)	$257,000	$262,206
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(d)	395,000	418,397
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(d)	400,000	432,970
7.12%, 6/27/34, (7.119% fixed rate until 6/27/33; Secured Overnight Financing Rate + 3.57% thereafter)(d)	400,000	449,262
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(d)	250,000	277,953
5.79%, 2/25/36, (5.785% fixed rate until 2/25/35; Secured Overnight Financing Rate + 1.59% thereafter)(d)	500,000	523,930
5.25%, 8/17/45	305,500	298,773
6.04%, 3/12/55, (6.036% fixed rate until 3/12/54; Secured Overnight Financing Rate + 2.42% thereafter)(b)(d)	250,000	268,722
BAT Capital Corp.
2.26%, 3/25/28	60,000	58,049
3.46%, 9/6/29	117,000	114,844
4.91%, 4/2/30	103,000	105,834
6.42%, 8/2/33(b)	500,000	555,978
4.39%, 8/15/37	345,000	322,847
7.08%, 8/2/53	500,000	573,308
British Telecommunications PLC
5.13%, 12/4/28	133,000	136,600
9.63%, 12/15/30	306,000	374,408
Diageo Capital PLC 5.63%, 10/5/33(b)	250,000	268,154
HSBC Holdings PLC
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	501,116
6.25%, 3/9/34, (6.254% fixed rate until 3/9/33; Secured Overnight Financing Rate + 2.39% thereafter)(d)	510,000	557,682
5.87%, 11/18/35, (5.874% fixed rate until 11/18/34; Secured Overnight Financing Rate + 1.90% thereafter)(d)	500,000	525,078
5.74%, 9/10/36, (5.741% fixed rate until 9/10/35; Secured Overnight Financing Rate + 1.96% thereafter)(d)	500,000	517,980
5.13%, 11/6/36, (5.133% fixed rate until 11/6/35; Secured Overnight Financing Rate + 1.43% thereafter)(d)	600,000	606,484
Investments in Long Securities	Principal Amount	Value
6.50%, 9/15/37	$256,000	$284,747
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(d)	500,000	553,723
5.25%, 3/14/44(b)	200,000	196,714
Lloyds Banking Group PLC
4.94%, 11/4/36, (4.943% fixed rate until 11/4/35; 1-year Constant Maturity Treasury Rate + 0.97% thereafter)(d)	500,000	497,125
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(d)	200,000	151,514
4.34%, 1/9/48	344,000	291,712
National Grid PLC 5.42%, 1/11/34	230,000	240,329
Reynolds American, Inc.
5.70%, 8/15/35	290,000	306,082
5.85%, 8/15/45	326,000	326,656
Santander U.K. Group Holdings PLC 2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(d)	400,000	371,597
Vodafone Group PLC
5.00%, 5/30/38(b)	250,000	251,061
5.63%, 2/10/53	400,000	389,011
5.75%, 6/28/54	150,000	147,900
5.88%, 6/28/64	250,000	246,668
Total United Kingdom		13,240,765
United States – 39.2%
3M Co.
3.88%, 6/15/44	250,000	206,394
3.63%, 10/15/47	111,000	84,760
AbbVie, Inc.
5.05%, 3/15/34	350,000	363,414
4.50%, 5/14/35	250,000	247,827
4.05%, 11/21/39	180,000	163,015
4.40%, 11/6/42	400,000	363,056
5.35%, 3/15/44	100,000	100,340
4.85%, 6/15/44	500,000	471,085
4.75%, 3/15/45	73,000	67,852
4.45%, 5/14/46	162,000	143,624
4.25%, 11/21/49	681,000	573,516
5.40%, 3/15/54	250,000	245,740
5.50%, 3/15/64	135,000	133,012
ACE Capital Trust II 9.70%, 4/1/30	100,000	119,735

See Notes to Financial Statements.

170    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
AEP Texas, Inc.
3.95%, 6/1/28	$120,000	$119,970
5.40%, 6/1/33	290,000	302,041
5.70%, 5/15/34	500,000	529,445
3.45%, 5/15/51	265,000	183,279
AEP Transmission Co. LLC 4.50%, 6/15/52, Series O	500,000	429,599
AES Corp.
2.45%, 1/15/31(b)	132,000	122,401
5.80%, 3/15/32	400,000	417,284
Aetna, Inc.
6.63%, 6/15/36	149,000	166,061
4.75%, 3/15/44	120,000	105,767
Agilent Technologies, Inc. 2.30%, 3/12/31	214,000	195,546
Agree LP 5.63%, 6/15/34	250,000	264,203
Air Lease Corp.
2.10%, 9/1/28(b)	74,000	70,284
4.63%, 10/1/28	77,000	77,655
Air Products & Chemicals, Inc. 2.80%, 5/15/50	146,000	95,494
Alabama Power Co. 3.70%, 12/1/47, Series B	150,000	116,832
Albemarle Corp. 5.05%, 6/1/32(b)	250,000	254,970
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	94,819
3.38%, 8/15/31	310,000	292,264
5.25%, 5/15/36	227,000	228,270
5.63%, 5/15/54(b)	200,000	193,738
Allstate Corp.
5.25%, 3/30/33	200,000	209,034
4.20%, 12/15/46	250,000	207,147
Ally Financial, Inc.
2.20%, 11/2/28(b)	85,000	80,958
8.00%, 11/1/31	450,000	511,795
Altria Group, Inc.
4.80%, 2/14/29	79,000	80,743
3.40%, 2/4/41(b)	920,000	722,019
3.88%, 9/16/46	427,000	329,068
5.95%, 2/14/49(b)	112,000	113,578
4.00%, 2/4/61	250,000	183,867
Amcor Flexibles North America, Inc. 2.69%, 5/25/31(b)	501,000	463,250
Ameren Corp. 1.75%, 3/15/28	322,000	308,209
Ameren Illinois Co. 5.55%, 7/1/54	450,000	450,758
American Electric Power Co., Inc. 3.25%, 3/1/50	40,000	27,433
Investments in Long Securities	Principal Amount	Value
American Express Co.
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(d)	$750,000	$778,814
4.05%, 12/3/42	147,000	128,472
American Homes 4 Rent LP 2.38%, 7/15/31	350,000	315,285
American Honda Finance Corp. 4.85%, 10/23/31	500,000	514,352
American International Group, Inc.
3.88%, 1/15/35	212,000	198,816
4.38%, 6/30/50	306,000	255,997
American National Group, Inc. 5.00%, 6/15/27	290,000	291,598
American Tower Corp.
3.80%, 8/15/29	239,000	236,853
2.90%, 1/15/30	295,000	282,005
2.30%, 9/15/31	250,000	225,091
3.10%, 6/15/50(b)	195,000	131,137
2.95%, 1/15/51	226,000	146,186
American Water Capital Corp.
2.95%, 9/1/27	261,000	258,017
4.45%, 6/1/32	380,000	383,740
4.20%, 9/1/48	190,000	157,730
4.15%, 6/1/49	300,000	244,177
Amgen, Inc.
2.45%, 2/21/30	424,000	399,970
2.00%, 1/15/32	245,000	216,580
4.20%, 3/1/33	560,000	553,480
5.25%, 3/2/33	360,000	376,928
3.15%, 2/21/40	75,000	60,329
5.75%, 3/15/40	500,000	530,706
4.56%, 6/15/48	400,000	349,720
3.38%, 2/21/50	100,000	72,859
4.66%, 6/15/51	137,000	119,825
3.00%, 1/15/52(b)	688,000	459,591
5.65%, 3/2/53	500,000	499,439
4.40%, 2/22/62	500,000	400,685
Amphenol Corp. 5.00%, 1/15/35	500,000	513,237
Analog Devices, Inc. 5.05%, 4/1/34	250,000	261,749
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	67,466
5.35%, 2/28/33	410,000	428,604
2.90%, 8/23/51	243,000	151,684
Aon North America, Inc.
5.45%, 3/1/34	350,000	365,526
5.75%, 3/1/54	200,000	198,067
APA Corp. 5.35%, 7/1/49	142,000	123,696
See Notes to Financial Statements.

WisdomTree Trust    171

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Apollo Debt Solutions BDC 6.70%, 7/29/31	$440,000	$454,509
Apollo Global Management, Inc. 5.15%, 8/12/35	430,000	426,219
Appalachian Power Co.
3.30%, 6/1/27, Series X	150,000	148,766
5.65%, 4/1/34	250,000	263,982
4.40%, 5/15/44	400,000	346,842
Applied Materials, Inc. 5.10%, 10/1/35(b)	300,000	312,308
AppLovin Corp. 5.50%, 12/1/34	300,000	305,841
Aptiv Swiss Holdings Ltd.
3.25%, 3/1/32	400,000	378,655
3.10%, 12/1/51	264,000	172,399
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	120,000	115,634
Archer-Daniels-Midland Co.
4.50%, 8/15/33(b)	350,000	354,389
4.02%, 4/16/43	95,000	81,879
Ares Capital Corp. 5.80%, 3/8/32	450,000	448,339
Ares Management Corp. 5.60%, 10/11/54	200,000	181,930
Ares Strategic Income Fund 6.35%, 8/15/29	75,000	76,548
Arizona Public Service Co. 4.50%, 4/1/42	450,000	404,734
Arrow Electronics, Inc. 3.88%, 1/12/28	62,000	61,704
Arthur J Gallagher & Co.
5.15%, 2/15/35	500,000	507,102
3.50%, 5/20/51	550,000	382,739
AT&T, Inc.
4.30%, 2/15/30	363,000	366,373
2.75%, 6/1/31(b)	568,000	529,348
2.25%, 2/1/32	445,000	397,646
2.55%, 12/1/33	344,000	298,168
4.50%, 5/15/35	594,000	579,364
5.38%, 8/15/35	250,000	259,651
5.25%, 3/1/37	191,000	195,406
4.85%, 3/1/39	530,000	510,539
3.50%, 6/1/41	500,000	402,130
4.65%, 6/1/44	272,000	241,496
5.15%, 11/15/46	422,000	392,688
4.55%, 3/9/49	29,000	24,352
3.65%, 6/1/51	510,000	365,404
3.50%, 9/15/53	875,000	596,875
3.55%, 9/15/55	1,159,000	785,064
3.80%, 12/1/57	993,000	697,118
3.65%, 9/15/59	594,000	400,022
3.85%, 6/1/60	540,000	377,527
Investments in Long Securities	Principal Amount	Value
Athene Holding Ltd.
5.88%, 1/15/34(b)	$456,000	$464,680
3.95%, 5/25/51(b)	76,000	52,238
6.25%, 4/1/54	200,000	186,813
Atmos Energy Corp. 5.50%, 6/15/41	500,000	521,001
Autodesk, Inc. 2.40%, 12/15/31	90,000	80,659
AutoNation, Inc. 5.89%, 3/15/35	400,000	417,563
AutoZone, Inc.
3.75%, 6/1/27	173,000	172,656
3.75%, 4/18/29	143,000	141,946
1.65%, 1/15/31	395,000	350,363
AvalonBay Communities, Inc. 2.05%, 1/15/32(b)	500,000	445,113
AXIS Specialty Finance LLC 3.90%, 7/15/29	100,000	99,546
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/47	250,000	203,382
Baltimore Gas & Electric Co.
5.45%, 6/1/35	250,000	262,675
4.25%, 9/15/48	260,000	218,761
3.20%, 9/15/49	275,000	190,031
Bank of America Corp.
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	460,000	426,177
2.30%, 7/21/32, (2.299% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.22% thereafter)(d)	500,000	451,057
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(d)	500,000	462,319
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(d)	200,000	207,707
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(d)	750,000	786,359
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(d)	500,000	513,717
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(d)	1,000,000	1,045,491
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(d)	250,000	234,558
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	250,000	185,915

See Notes to Financial Statements.

172    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	$250,000	$199,180
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(d)	200,000	175,731
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(d)	750,000	637,499
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(d)	538,000	436,603
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	150,000	96,896
BankUnited, Inc. 5.13%, 6/11/30	130,000	131,514
Baxalta, Inc. 5.25%, 6/23/45	14,000	13,648
Baxter International, Inc.
3.95%, 4/1/30	304,000	297,458
3.13%, 12/1/51	225,000	140,363
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	133,198
1.96%, 2/11/31(b)	109,000	98,050
5.11%, 2/8/34	500,000	515,061
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	400,000	438,775
Biogen, Inc.
2.25%, 5/1/30	82,000	76,106
3.15%, 5/1/50(b)	370,000	243,976
3.25%, 2/15/51	157,000	104,403
Black Hills Corp.
2.50%, 6/15/30	50,000	46,599
4.35%, 5/1/33	345,000	338,599
3.88%, 10/15/49	114,000	87,348
Blackstone Private Credit Fund 7.30%, 11/27/28	270,000	282,379
Block Financial LLC 3.88%, 8/15/30(b)	165,000	157,245
Blue Owl Credit Income Corp. 7.75%, 1/15/29	250,000	259,872
Blue Owl Finance LLC 4.38%, 2/15/32	500,000	469,105
Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	363,266
Boeing Co.
5.15%, 5/1/30	373,000	386,383
6.39%, 5/1/31	220,000	240,575
3.60%, 5/1/34	589,000	544,111
6.53%, 5/1/34	246,000	276,094
3.50%, 3/1/39	25,000	20,976
5.88%, 2/15/40	468,000	491,647
3.90%, 5/1/49	520,000	397,980
Investments in Long Securities	Principal Amount	Value
5.81%, 5/1/50	$471,000	$472,863
3.95%, 8/1/59	460,000	331,100
5.93%, 5/1/60	350,000	351,643
BorgWarner, Inc. 4.38%, 3/15/45	102,000	87,205
Boston Properties LP
4.50%, 12/1/28	136,000	137,189
2.45%, 10/1/33	350,000	289,889
5.75%, 1/15/35(b)	313,000	319,118
Boston Scientific Corp. 6.25%, 11/15/35	215,000	243,952
BP Capital Markets America, Inc.
5.23%, 11/17/34	500,000	523,315
3.06%, 6/17/41	250,000	195,164
3.00%, 3/17/52	500,000	329,263
Brighthouse Financial, Inc. 5.63%, 5/15/30(b)	266,000	268,757
Bristol-Myers Squibb Co.
5.20%, 2/22/34(b)	250,000	261,667
2.35%, 11/13/40	900,000	650,849
5.00%, 8/15/45	321,000	306,428
4.25%, 10/26/49	300,000	249,667
2.55%, 11/13/50	400,000	241,965
5.55%, 2/22/54(b)	150,000	148,924
Brixmor Operating Partnership LP 4.05%, 7/1/30	231,000	229,059
Broadcom, Inc.
2.60%, 2/15/33	378,000	336,565
3.42%, 4/15/33	200,000	187,331
3.47%, 4/15/34	653,000	603,659
4.80%, 2/15/36	460,000	461,347
4.90%, 2/15/38	500,000	497,977
3.50%, 2/15/41	594,000	492,694
Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	125,000	118,458
Broadstone Net Lease LLC 2.60%, 9/15/31	150,000	134,601
Brown & Brown, Inc.
2.38%, 3/15/31	630,000	566,326
5.55%, 6/23/35	250,000	255,357
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	96,815
2.75%, 5/14/31	205,000	190,831
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	267,552
4.55%, 9/1/44	117,000	105,874
3.90%, 8/1/46	260,000	212,784
4.05%, 6/15/48	100,000	82,407
4.15%, 12/15/48	295,000	246,597
5.20%, 4/15/54	150,000	143,584
5.55%, 3/15/56	500,000	502,529

See Notes to Financial Statements.

WisdomTree Trust    173

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Campbell’s Company/The
2.38%, 4/24/30	$185,000	$171,378
4.80%, 3/15/48	233,000	202,057
5.25%, 10/13/54(b)	255,000	232,088
Capital One Financial Corp.
3.75%, 3/9/27	229,000	228,687
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(d)	250,000	263,892
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(d)	500,000	542,575
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(d)	435,000	462,440
Cardinal Health, Inc.
5.15%, 9/15/35	500,000	512,148
4.60%, 3/15/43	200,000	180,044
4.90%, 9/15/45	75,000	68,907
Carlisle Cos., Inc. 5.25%, 9/15/35	510,000	527,085
Carrier Global Corp.
2.70%, 2/15/31	305,000	285,642
5.90%, 3/15/34	500,000	541,006
Caterpillar, Inc.
3.80%, 8/15/42	400,000	342,230
3.25%, 9/19/49	200,000	145,859
CBRE Services, Inc. 5.95%, 8/15/34	400,000	427,878
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	160,000	156,137
3.57%, 12/1/31	310,000	289,749
Cencora, Inc. 5.15%, 2/15/35	500,000	517,214
Centene Corp.
4.63%, 12/15/29	300,000	292,751
2.50%, 3/1/31	355,000	308,111
CenterPoint Energy Houston Electric LLC 4.95%, 8/15/35, Series AQ	500,000	508,419
CenterPoint Energy, Inc. 6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(b)(d)	215,000	229,240
CF Industries, Inc. 4.95%, 6/1/43	335,000	307,847
Charles Schwab Corp. 2.90%, 3/3/32	680,000	629,122
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	389,000	353,771
4.40%, 4/1/33	535,000	509,752
6.55%, 6/1/34(b)	370,000	393,546
Investments in Long Securities	Principal Amount	Value
6.38%, 10/23/35	$269,000	$281,069
5.38%, 4/1/38	325,000	301,944
6.48%, 10/23/45	222,000	211,404
5.38%, 5/1/47	564,000	471,217
4.80%, 3/1/50	257,000	196,295
3.70%, 4/1/51	284,000	184,523
3.90%, 6/1/52	140,000	92,231
5.25%, 4/1/53	221,000	178,679
6.70%, 12/1/55(b)	250,000	243,974
4.40%, 12/1/61	508,000	340,588
3.95%, 6/30/62	336,000	205,603
5.50%, 4/1/63	100,000	79,811
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	75,000	73,970
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	343,436
3.25%, 1/31/32	174,000	162,304
5.55%, 10/30/35	220,000	228,966
Chubb INA Holdings LLC 4.35%, 11/3/45	500,000	440,605
Church & Dwight Co., Inc.
3.15%, 8/1/27	89,000	88,235
5.60%, 11/15/32	187,000	201,531
Cigna Group
4.38%, 10/15/28	123,000	124,239
5.00%, 5/15/29	140,000	144,251
2.38%, 3/15/31	237,000	217,453
5.25%, 2/15/34	300,000	311,127
4.80%, 8/15/38	281,000	272,330
4.80%, 7/15/46	429,000	385,321
3.88%, 10/15/47	614,000	478,044
4.90%, 12/15/48	110,000	99,009
3.40%, 3/15/50	468,000	332,074
Cisco Systems, Inc.
5.10%, 2/24/35(b)	500,000	519,593
5.90%, 2/15/39	125,000	136,702
5.30%, 2/26/54	200,000	194,726
5.35%, 2/26/64	200,000	191,694
Citigroup, Inc.
6.63%, 6/15/32	550,000	612,033
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(d)	500,000	480,818
6.00%, 10/31/33	418,000	450,524
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(d)	250,000	274,469
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(d)	500,000	524,822

See Notes to Financial Statements.

174    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
5.33%, 3/27/36, (5.333% fixed rate until 3/27/35; Secured Overnight Financing Rate + 1.465% thereafter)(d)	$500,000	$515,474
6.13%, 8/25/36	220,000	235,748
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(d)	550,000	491,175
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(d)	500,000	372,755
6.68%, 9/13/43	54,000	61,001
5.30%, 5/6/44	350,000	339,869
4.65%, 7/23/48	100,000	89,322
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(d)	165,000	165,851
Citizens Financial Group, Inc. 2.50%, 2/6/30	40,000	37,602
CMS Energy Corp.
3.45%, 8/15/27	137,000	136,045
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(d)	250,000	261,054
CNA Financial Corp. 2.05%, 8/15/30	210,000	191,492
CNH Industrial NV 3.85%, 11/15/27	89,000	88,819
Coca-Cola Co.
1.38%, 3/15/31(b)	500,000	443,836
2.88%, 5/5/41	100,000	78,382
3.00%, 3/5/51	400,000	272,758
5.20%, 1/14/55	250,000	245,253
2.75%, 6/1/60	100,000	60,007
Colgate-Palmolive Co. 3.70%, 8/1/47	150,000	121,349
Comcast Corp.
5.30%, 6/1/34(b)	250,000	261,146
4.20%, 8/15/34	250,000	242,630
5.17%, 1/15/37(e)	500,000	503,643
3.75%, 4/1/40	300,000	253,461
4.75%, 3/1/44	350,000	313,416
4.70%, 10/15/48	500,000	427,761
3.45%, 2/1/50	250,000	171,831
2.89%, 11/1/51	1,000,000	604,389
2.94%, 11/1/56	500,000	291,674
2.65%, 8/15/62	800,000	416,725
2.99%, 11/1/63	250,000	139,391
CommonSpirit Health
5.32%, 12/1/34	21,000	21,710
4.35%, 11/1/42	70,000	62,518
5.58%, 9/1/45	200,000	201,487
5.55%, 12/1/54	500,000	492,305
Investments in Long Securities	Principal Amount	Value
Commonwealth Edison Co. 5.30%, 2/1/53	$500,000	$479,662
Conagra Brands, Inc.
7.00%, 10/1/28	194,000	207,551
8.25%, 9/15/30	300,000	345,227
5.75%, 8/1/35	200,000	206,457
Connecticut Light & Power Co. 4.30%, 4/15/44	200,000	174,815
ConocoPhillips Co.
5.05%, 9/15/33	500,000	520,463
4.88%, 10/1/47	40,000	36,741
5.55%, 3/15/54	400,000	394,488
4.03%, 3/15/62	180,000	133,985
Consolidated Edison Co. of New York, Inc.
5.13%, 3/15/35	350,000	361,538
5.50%, 12/1/39, Series 09-C	250,000	260,472
4.45%, 3/15/44	215,000	190,314
4.13%, 5/15/49, Series A	500,000	403,636
5.70%, 5/15/54	250,000	253,316
Constellation Brands, Inc.
3.50%, 5/9/27	219,000	217,946
4.90%, 5/1/33	500,000	509,454
4.50%, 5/9/47	160,000	137,821
Constellation Energy Generation LLC
6.13%, 1/15/34	500,000	547,065
5.75%, 10/1/41	100,000	103,758
Consumers Energy Co.
4.35%, 4/15/49	100,000	85,746
4.20%, 9/1/52	200,000	164,716
Continental Resources, Inc. 4.90%, 6/1/44	150,000	123,746
Corebridge Financial, Inc.
4.35%, 4/5/42	150,000	129,027
4.40%, 4/5/52(b)	272,000	216,454
Corning, Inc. 5.45%, 11/15/79	270,000	255,552
Coterra Energy, Inc. 5.40%, 2/15/35	200,000	206,426
CRH America Finance, Inc.
5.40%, 5/21/34	500,000	523,385
5.88%, 1/9/55	250,000	260,123
Crown Castle, Inc.
4.00%, 3/1/27	248,000	247,976
3.65%, 9/1/27	116,000	115,486
4.30%, 2/15/29	118,000	118,524
3.10%, 11/15/29	60,000	57,628
2.25%, 1/15/31	390,000	352,651
4.75%, 5/15/47	140,000	123,272
5.20%, 2/15/49	137,000	125,718
4.15%, 7/1/50	100,000	79,558

See Notes to Financial Statements.

WisdomTree Trust    175

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
CSX Corp.
5.20%, 11/15/33	$380,000	$399,970
3.80%, 11/1/46	140,000	112,215
4.30%, 3/1/48	500,000	426,888
3.80%, 4/15/50	144,000	112,138
4.65%, 3/1/68	210,000	177,155
CubeSmart LP
4.38%, 2/15/29	150,000	151,277
2.50%, 2/15/32	200,000	179,625
Cummins, Inc. 5.30%, 5/9/35	350,000	368,525
CVS Health Corp.
4.30%, 3/25/28	44,000	44,260
3.25%, 8/15/29	291,000	283,025
5.70%, 6/1/34	1,350,000	1,425,520
4.13%, 4/1/40	447,000	389,114
5.13%, 7/20/45	553,000	506,017
5.05%, 3/25/48	909,000	810,964
6.05%, 6/1/54	450,000	452,488
DCP Midstream Operating LP 5.60%, 4/1/44	95,000	94,343
Dell International LLC/EMC Corp.
6.10%, 7/15/27	243,000	249,323
4.75%, 10/6/32	500,000	504,433
8.10%, 7/15/36	418,000	507,965
3.38%, 12/15/41	450,000	348,352
3.45%, 12/15/51(b)	52,000	36,467
Delta Air Lines, Inc. 3.75%, 10/28/29	25,000	24,574
Devon Energy Corp.
5.20%, 9/15/34(b)	450,000	461,606
5.00%, 6/15/45	250,000	227,831
DH Europe Finance II SARL
3.25%, 11/15/39	506,000	419,178
3.40%, 11/15/49	150,000	109,300
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	174,296
6.25%, 3/15/33	250,000	273,307
5.75%, 4/18/54(b)	500,000	488,071
Dick’s Sporting Goods, Inc. 3.15%, 1/15/32(b)	250,000	232,497
Discover Financial Services 7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(d)	400,000	470,969
Dollar General Corp.
5.45%, 7/5/33	360,000	377,797
4.13%, 4/3/50	289,000	229,377
Dollar Tree, Inc. 2.65%, 12/1/31	478,000	437,156
Investments in Long Securities	Principal Amount	Value
Dominion Energy, Inc.
4.25%, 6/1/28	$78,000	$78,542
3.38%, 4/1/30, Series C	380,000	369,894
4.35%, 8/15/32, Series A	99,000	98,230
5.25%, 8/1/33, Series F	245,000	253,919
7.00%, 6/15/38	65,000	74,173
4.70%, 12/1/44	171,000	152,705
4.60%, 3/15/49, Series A	247,000	209,196
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(d)	400,000	434,646
Dow Chemical Co.
7.38%, 11/1/29	148,000	162,819
4.25%, 10/1/34	265,000	245,044
5.25%, 11/15/41	417,000	374,588
6.90%, 5/15/53(b)	336,000	345,190
DTE Electric Co.
5.20%, 3/1/34	500,000	523,202
3.95%, 3/1/49	250,000	202,140
Duke Energy Carolinas LLC
5.25%, 3/15/35	500,000	521,525
5.30%, 2/15/40	200,000	204,371
3.70%, 12/1/47	360,000	278,026
5.40%, 1/15/54	500,000	491,496
Duke Energy Corp.
3.40%, 6/15/29	172,000	169,152
2.45%, 6/1/30	260,000	243,655
2.55%, 6/15/31	238,000	219,100
5.45%, 6/15/34	250,000	262,466
4.95%, 9/15/35	250,000	250,643
4.80%, 12/15/45	63,000	56,162
3.95%, 8/15/47	150,000	116,845
4.20%, 6/15/49	322,000	256,550
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(b)(d)	200,000	210,873
Duke Energy Ohio, Inc. 5.55%, 3/15/54	250,000	248,808
Duke Energy Progress LLC
4.20%, 8/15/45	150,000	127,221
2.90%, 8/15/51	250,000	160,360
Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/37, Series A-2	950,000	834,840
DuPont de Nemours, Inc. 5.42%, 11/15/48	250,000	239,186
Eastern Energy Gas Holdings LLC 5.80%, 1/15/35	250,000	268,107
Eastman Chemical Co.
4.50%, 12/1/28	72,000	72,851
4.80%, 9/1/42	90,000	81,927
See Notes to Financial Statements.

176    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
eBay, Inc.
2.60%, 5/10/31	$181,000	$166,797
4.00%, 7/15/42	140,000	116,994
Ecolab, Inc. 2.13%, 8/15/50	400,000	226,049
Elevance Health, Inc.
3.65%, 12/1/27	42,000	41,841
4.75%, 2/15/30	200,000	204,792
4.75%, 2/15/33	250,000	252,974
5.20%, 2/15/35	500,000	514,025
4.65%, 1/15/43	500,000	452,628
4.65%, 8/15/44	276,000	246,486
3.13%, 5/15/50	332,000	221,446
3.60%, 3/15/51	219,000	158,185
5.13%, 2/15/53(b)	240,000	218,656
5.70%, 2/15/55	150,000	147,410
Eli Lilly & Co.
4.90%, 2/12/32	250,000	260,347
4.60%, 8/14/34	500,000	507,808
3.95%, 3/15/49	250,000	204,669
4.88%, 2/27/53	262,000	241,449
5.05%, 8/14/54	250,000	236,414
5.10%, 2/9/64	500,000	465,329
Emerson Electric Co. 5.25%, 11/15/39	200,000	208,489
Energy Transfer LP
4.15%, 9/15/29	369,000	370,084
6.55%, 12/1/33	314,000	347,888
6.63%, 10/15/36	200,000	223,671
5.80%, 6/15/38, Series 20Y	385,000	400,815
7.50%, 7/1/38	60,000	70,835
4.95%, 1/15/43	354,000	322,533
5.30%, 4/1/44	283,000	264,096
5.35%, 5/15/45	240,000	221,739
5.30%, 4/15/47	222,000	202,827
5.40%, 10/1/47	160,000	147,663
6.25%, 4/15/49	105,000	106,206
5.00%, 5/15/50	218,000	186,614
5.95%, 5/15/54	400,000	386,239
Enstar Group Ltd. 4.95%, 6/1/29	171,000	173,533
Entergy Corp.
2.80%, 6/15/30	285,000	269,576
3.75%, 6/15/50	213,000	157,769
Entergy Louisiana LLC
3.10%, 6/15/41	300,000	232,540
4.20%, 4/1/50	200,000	162,271
5.70%, 3/15/54	300,000	301,250
Entergy Texas, Inc. 3.55%, 9/30/49	500,000	364,170
Investments in Long Securities	Principal Amount	Value
Enterprise Products Operating LLC
5.35%, 1/31/33	$92,000	$97,225
5.20%, 1/15/36	500,000	515,816
4.85%, 8/15/42	200,000	188,998
4.90%, 5/15/46	250,000	231,871
3.70%, 1/31/51	360,000	270,003
4.95%, 10/15/54	258,000	234,156
EOG Resources, Inc.
5.35%, 1/15/36	500,000	519,672
5.65%, 12/1/54	150,000	150,213
Equinix, Inc.
1.80%, 7/15/27	53,000	51,495
3.20%, 11/18/29	256,000	247,495
3.90%, 4/15/32	185,000	179,260
3.00%, 7/15/50	213,000	137,943
Equitable Holdings, Inc.
4.35%, 4/20/28	48,000	48,244
5.00%, 4/20/48	139,000	123,945
Essential Properties LP 2.95%, 7/15/31(b)	193,000	178,077
Essential Utilities, Inc.
3.57%, 5/1/29	197,000	194,273
5.30%, 5/1/52	250,000	236,255
Essex Portfolio LP
4.00%, 3/1/29	50,000	49,914
3.00%, 1/15/30	85,000	81,457
4.88%, 2/15/36	550,000	544,206
Estee Lauder Cos., Inc. 3.13%, 12/1/49	250,000	170,844
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	301,000	210,592
3.13%, 10/15/52	127,000	80,748
Evergy Kansas Central, Inc. 4.10%, 4/1/43	150,000	129,040
Evergy Metro, Inc. 4.13%, 4/1/49, Series 2019	400,000	329,155
Evergy, Inc. 2.90%, 9/15/29	124,000	119,227
Eversource Energy
3.30%, 1/15/28, Series M	88,000	86,925
5.95%, 2/1/29	80,000	83,960
1.65%, 8/15/30, Series R	325,000	290,692
5.95%, 7/15/34	250,000	267,299
Exelon Corp.
3.35%, 3/15/32	380,000	359,411
4.95%, 6/15/35	151,000	151,399
5.60%, 3/15/53	196,000	190,631
6.50%, 3/15/55, (6.50% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 1.975% thereafter)(d)	250,000	262,280

See Notes to Financial Statements.

WisdomTree Trust    177

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Expedia Group, Inc. 3.25%, 2/15/30	$358,000	$343,590
Extra Space Storage LP
2.55%, 6/1/31	334,000	305,359
5.40%, 2/1/34	300,000	309,809
Federal Realty OP LP 4.50%, 12/1/44	183,000	162,543
FedEx Corp.
4.90%, 1/15/34	169,000	172,868
3.90%, 2/1/35	250,000	238,730
3.25%, 5/15/41	136,000	107,296
4.75%, 11/15/45	266,000	238,592
4.55%, 4/1/46	16,000	13,943
4.40%, 1/15/47	123,000	104,230
4.05%, 2/15/48	275,000	220,438
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	196,486
3.40%, 6/15/30	240,000	229,237
Fidelity National Information Services, Inc. 5.10%, 7/15/32	435,000	442,543
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(d)	70,000	71,165
8.25%, 3/1/38	450,000	558,107
FirstEnergy Corp. 3.40%, 3/1/50, Series C	285,000	199,856
Fiserv, Inc.
2.25%, 6/1/27	142,000	138,735
2.65%, 6/1/30	583,000	541,385
5.63%, 8/21/33	350,000	362,614
4.40%, 7/1/49	238,000	188,641
Ford Motor Co.
7.45%, 7/16/31	103,000	115,078
3.25%, 2/12/32	780,000	702,094
5.29%, 12/8/46(b)	640,000	547,677
Ford Motor Credit Co. LLC
2.90%, 2/10/29	260,000	247,473
7.12%, 11/7/33	550,000	600,476
Fortune Brands Innovations, Inc. 4.50%, 3/25/52	150,000	122,233
Fox Corp.
3.50%, 4/8/30	120,000	116,988
5.58%, 1/25/49(b)	247,000	234,700
Freeport-McMoRan, Inc.
4.38%, 8/1/28	49,000	49,095
5.40%, 11/14/34	90,000	94,154
5.45%, 3/15/43(b)	150,000	148,422
FS KKR Capital Corp. 3.13%, 10/12/28	241,000	219,547
Investments in Long Securities	Principal Amount	Value
GATX Corp.
4.70%, 4/1/29	$156,000	$158,894
1.90%, 6/1/31	228,000	202,580
6.05%, 6/5/54	150,000	155,240
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	460,000	454,335
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	216,539
6.38%, 11/22/52	205,000	225,501
GE Vernova, Inc. 5.50%, 2/4/56	250,000	248,192
General Dynamics Corp. 4.25%, 4/1/50(b)	250,000	216,744
General Electric Co. 6.75%, 3/15/32, Series A	113,000	129,154
General Mills, Inc.
4.20%, 4/17/28	107,000	107,416
2.25%, 10/14/31	410,000	368,066
5.25%, 1/30/35(b)	345,000	354,492
General Motors Co.
6.80%, 10/1/27	58,000	60,164
5.00%, 4/1/35(b)	480,000	476,832
6.60%, 4/1/36	105,000	115,279
6.25%, 10/2/43	560,000	574,765
5.95%, 4/1/49	360,000	355,039
General Motors Financial Co., Inc.
5.05%, 4/4/28	500,000	509,935
5.60%, 6/18/31	510,000	535,981
3.10%, 1/12/32	500,000	462,568
Genuine Parts Co.
1.88%, 11/1/30	159,000	140,492
2.75%, 2/1/32	155,000	137,583
Georgia Power Co.
4.95%, 5/17/33	510,000	526,223
4.30%, 3/15/43	143,000	126,746
3.70%, 1/30/50, Series B	220,000	167,902
3.25%, 3/15/51, Series A	220,000	153,519
Gilead Sciences, Inc.
2.60%, 10/1/40	247,000	185,099
4.80%, 4/1/44	195,000	182,572
4.75%, 3/1/46	350,000	320,741
4.15%, 3/1/47	400,000	336,600
2.80%, 10/1/50	213,000	137,132
5.50%, 11/15/54(b)	100,000	99,728
GlaxoSmithKline Capital, Inc. 4.88%, 4/15/35	400,000	408,454
Global Payments, Inc.
4.95%, 8/15/27	274,000	276,283
3.20%, 8/15/29	128,000	122,803
5.40%, 8/15/32	218,000	222,042

See Notes to Financial Statements.

178    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
5.55%, 11/15/35	$250,000	$248,754
4.15%, 8/15/49	81,000	60,453
Globe Life, Inc. 5.85%, 9/15/34	200,000	210,352
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/30	200,000	195,461
Goldman Sachs Group, Inc.
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(d)	500,000	451,162
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(d)	297,000	275,493
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(d)	800,000	825,098
5.54%, 1/28/36, (5.536% fixed rate until 1/28/35; Secured Overnight Financing Rate + 1.38% thereafter)(d)	850,000	889,450
4.94%, 10/21/36, (4.939% fixed rate until 10/21/35; Secured Overnight Financing Rate + 1.33% thereafter)(d)	140,000	139,512
6.75%, 10/1/37	549,000	616,551
5.39%, 2/2/41, (5.387% fixed rate until 2/2/36; 5-year Constant Maturity Treasury Rate + 1.18% thereafter)(d)	500,000	496,589
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(d)	500,000	386,074
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(d)	500,000	392,945
5.15%, 5/22/45	347,000	327,225
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(d)	100,000	100,244
5.54%, 1/21/47, (5.541% fixed rate until 1/21/46; Secured Overnight Financing Rate + 1.32% thereafter)(d)	350,000	348,555
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(d)	250,000	253,720
GXO Logistics, Inc. 2.65%, 7/15/31	150,000	137,272
HA Sustainable Infrastructure Capital, Inc. 6.00%, 3/15/36	250,000	248,660
Haleon U.S. Capital LLC 3.63%, 3/24/32	500,000	481,943
Halliburton Co.
4.85%, 11/15/35(b)	258,000	258,027
6.70%, 9/15/38	56,000	63,929
7.45%, 9/15/39	173,000	209,222
4.75%, 8/1/43	157,000	142,586
5.00%, 11/15/45	181,000	166,333
Investments in Long Securities	Principal Amount	Value
Hanover Insurance Group, Inc. 2.50%, 9/1/30	$73,000	$67,606
Harley-Davidson, Inc. 4.63%, 7/28/45	308,000	247,440
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	126,470
4.40%, 3/15/48	80,000	68,581
3.60%, 8/19/49	99,000	73,710
Hasbro, Inc.
3.50%, 9/15/27	249,000	247,366
6.35%, 3/15/40	86,000	93,070
HCA, Inc.
2.38%, 7/15/31	190,000	171,661
3.63%, 3/15/32	250,000	238,234
5.50%, 6/1/33	350,000	366,941
5.13%, 6/15/39	317,000	309,374
5.50%, 6/15/47	132,000	126,060
5.25%, 6/15/49	218,000	199,584
3.50%, 7/15/51	248,000	171,222
4.63%, 3/15/52	800,000	663,944
5.95%, 9/15/54	500,000	497,897
6.10%, 4/1/64	150,000	150,054
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	134,075
2.00%, 3/15/31(b)	300,000	266,115
Healthpeak OP LLC 2.88%, 1/15/31	110,000	103,071
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	100,000	101,465
6.20%, 10/15/35(b)	455,000	493,345
6.35%, 10/15/45	227,000	233,492
Highwoods Realty LP
4.20%, 4/15/29	45,000	44,560
3.05%, 2/15/30	105,000	98,934
Home Depot, Inc.
3.25%, 4/15/32	500,000	477,175
5.88%, 12/16/36	510,000	557,837
3.30%, 4/15/40	533,000	442,536
4.25%, 4/1/46	250,000	215,402
3.13%, 12/15/49	250,000	173,225
2.38%, 3/15/51	376,000	219,121
3.63%, 4/15/52	100,000	74,393
5.40%, 6/25/64	200,000	194,806
Honeywell International, Inc.
4.75%, 2/1/32	500,000	515,216
5.00%, 3/1/35	250,000	257,734
3.81%, 11/21/47	100,000	79,977
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	544,000	521,838
Howard University 5.21%, 10/1/52, Series 22A	325,000	280,416

See Notes to Financial Statements.

WisdomTree Trust    179

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Howmet Aerospace, Inc. 5.95%, 2/1/37	$75,000	$82,001
HP, Inc.
6.10%, 4/25/35(b)	550,000	588,183
6.00%, 9/15/41(b)	195,000	195,552
Hubbell, Inc. 3.50%, 2/15/28	61,000	60,634
Humana, Inc.
2.15%, 2/3/32(b)	100,000	87,340
5.95%, 3/15/34	750,000	786,753
4.95%, 10/1/44	57,000	49,676
4.80%, 3/15/47	95,000	79,607
5.50%, 3/15/53	110,000	99,122
5.75%, 4/15/54	150,000	139,863
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(d)	210,000	214,496
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	176,000	155,380
5.61%, 1/28/41, (5.605% fixed rate until 1/28/36; 5-year Constant Maturity Treasury Rate + 1.35% thereafter)(d)	250,000	251,304
Huntington Ingalls Industries, Inc. 4.20%, 5/1/30	242,000	241,764
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	900,000	866,898
5.30%, 2/5/54(b)	350,000	326,235
Indiana Michigan Power Co. 3.75%, 7/1/47, Series L	250,000	194,159
Ingersoll Rand, Inc. 5.45%, 6/15/34	510,000	535,353
Intel Corp.
2.45%, 11/15/29	300,000	282,897
4.15%, 8/5/32(b)	750,000	733,845
5.63%, 2/10/43	250,000	245,304
3.73%, 12/8/47	600,000	435,000
5.70%, 2/10/53	400,000	379,911
5.60%, 2/21/54	800,000	755,385
3.10%, 2/15/60	200,000	114,566
5.05%, 8/5/62	86,000	71,693
Intercontinental Exchange, Inc.
4.25%, 9/21/48	300,000	250,980
3.00%, 6/15/50	87,000	57,547
3.00%, 9/15/60	650,000	390,651
International Business Machines Corp.
5.00%, 2/10/32, Series	200,000	205,993
4.25%, 5/15/49	250,000	202,679
International Flavors & Fragrances, Inc. 5.00%, 9/26/48	83,000	75,075
Investments in Long Securities	Principal Amount	Value
International Paper Co.
4.80%, 6/15/44	$300,000	$267,398
4.40%, 8/15/47	30,000	24,985
4.35%, 8/15/48	149,000	122,316
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	125,517
3.70%, 9/15/46	76,000	58,670
3.50%, 9/30/49	175,000	128,766
3.10%, 11/30/51	228,000	151,117
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	137,539
4.88%, 2/1/35	400,000	396,834
Jabil, Inc. 3.95%, 1/12/28	93,000	92,833
Jackson Financial, Inc. 5.67%, 6/8/32	119,000	122,303
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 5/15/32	169,000	154,063
6.75%, 3/15/34	345,000	384,732
5.95%, 4/20/35	300,000	318,804
6.50%, 12/1/52	305,000	322,125
7.25%, 11/15/53	400,000	457,873
6.25%, 3/1/56	500,000	511,452
Jefferies Financial Group, Inc.
4.15%, 1/23/30	228,000	224,718
2.75%, 10/15/32	120,000	105,219
6.25%, 1/15/36	448,000	469,377
JetBlue Pass-Through Trust 2.75%, 5/15/32, Series 2019-1, Class AA	108,654	97,896
JM Smucker Co. 6.50%, 11/15/53(b)	250,000	275,001
John Deere Capital Corp. 5.05%, 6/12/34	500,000	521,308
Johnson Controls International PLC
6.00%, 1/15/36	162,000	177,085
4.50%, 2/15/47	120,000	106,124
JPMorgan Chase & Co.
8.75%, 9/1/30	225,000	265,894
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(d)	670,000	618,104
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(d)	200,000	205,244
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(d)	210,000	219,856
5.50%, 1/24/36, (5.502% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.315% thereafter)(d)	1,000,000	1,052,111

See Notes to Financial Statements.

180    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
5.57%, 4/22/36, (5.572% fixed rate until 4/22/35; Secured Overnight Financing Rate + 1.68% thereafter)(d)	$500,000	$528,319
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(d)	250,000	259,923
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(d)	120,000	119,773
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(d)	729,000	660,800
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(d)	745,000	583,741
4.85%, 2/1/44	100,000	96,066
4.95%, 6/1/45	500,000	474,910
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(d)	400,000	326,700
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(d)	300,000	241,697
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(d)	500,000	357,624
Juniper Networks, Inc. 5.95%, 3/15/41	125,000	127,820
Kellanova 4.50%, 4/1/46	285,000	257,142
Kennametal, Inc. 4.63%, 6/15/28	76,000	76,936
Kentucky Utilities Co. 4.38%, 10/1/45	400,000	346,021
Kenvue, Inc. 5.05%, 3/22/53	250,000	233,482
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34	500,000	514,772
4.50%, 4/15/52(b)	400,000	331,006
Keybank National Association 4.90%, 8/8/32	600,000	603,074
Kilroy Realty LP 4.25%, 8/15/29	65,000	63,874
Kimberly-Clark Corp. 3.90%, 5/4/47	200,000	162,993
Kimco Realty OP LLC
2.25%, 12/1/31	500,000	450,565
4.25%, 4/1/45	100,000	86,237
3.70%, 10/1/49	60,000	46,022
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	224,000	260,935
5.80%, 3/15/35	114,000	121,926
6.50%, 2/1/37	582,000	653,526
Investments in Long Securities	Principal Amount	Value
6.95%, 1/15/38	$700,000	$807,757
5.00%, 3/1/43	100,000	93,492
5.40%, 9/1/44	58,000	56,205
Kinder Morgan, Inc.
7.80%, 8/1/31(b)	263,000	307,989
5.20%, 6/1/33(b)	400,000	417,488
5.05%, 2/15/46	180,000	166,154
3.25%, 8/1/50	110,000	74,178
KLA Corp.
3.30%, 3/1/50	70,000	49,812
4.95%, 7/15/52(b)	615,000	570,317
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	334,811
5.20%, 7/15/45	266,000	244,059
4.38%, 6/1/46	468,000	384,375
5.50%, 6/1/50(b)	321,000	300,195
Kroger Co.
5.00%, 9/15/34	500,000	508,174
5.40%, 7/15/40	165,000	167,834
5.00%, 4/15/42	55,000	52,642
5.15%, 8/1/43	200,000	193,659
4.65%, 1/15/48	189,000	166,047
5.65%, 9/15/64	250,000	241,780
Kyndryl Holdings, Inc. 4.10%, 10/15/41	115,000	82,557
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	30,286
1.80%, 1/15/31	415,000	371,961
4.85%, 4/27/35	255,000	257,932
5.05%, 4/27/45	125,000	121,870
Laboratory Corp. of America Holdings
3.60%, 9/1/27	185,000	184,325
4.55%, 4/1/32	250,000	252,197
Las Vegas Sands Corp. 3.90%, 8/8/29	69,000	67,575
Lear Corp. 2.60%, 1/15/32	250,000	227,082
Leidos, Inc. 2.30%, 2/15/31	340,000	308,887
Lincoln National Corp. 7.00%, 6/15/40	500,000	532,497
Lockheed Martin Corp.
5.00%, 8/15/35	301,000	311,315
4.70%, 5/15/46	200,000	185,081
4.09%, 9/15/52	150,000	122,024
5.20%, 2/15/64	550,000	518,328
Louisville Gas & Electric Co. 5.85%, 8/15/55	500,000	513,173
Lowe’s Cos., Inc.
4.00%, 10/15/28	130,000	130,400
3.65%, 4/5/29	52,000	51,570
See Notes to Financial Statements.

WisdomTree Trust    181

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
4.50%, 4/15/30	$50,000	$50,879
1.70%, 10/15/30	100,000	89,927
3.75%, 4/1/32	695,000	673,469
5.00%, 4/15/40	232,000	229,001
2.80%, 9/15/41	110,000	80,771
3.00%, 10/15/50	369,000	239,880
3.50%, 4/1/51	310,000	220,857
5.75%, 7/1/53	394,000	395,411
5.85%, 4/1/63	250,000	249,888
LPL Holdings, Inc. 5.65%, 3/15/35	530,000	539,059
LYB International Finance BV 5.25%, 7/15/43	110,000	96,537
LYB International Finance III LLC
4.20%, 10/15/49	210,000	152,557
4.20%, 5/1/50	200,000	144,403
3.80%, 10/1/60	210,000	133,442
M&T Bank Corp. 6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(d)	350,000	374,521
Marathon Petroleum Corp.
5.15%, 3/1/30	250,000	259,149
5.70%, 3/1/35	250,000	263,405
4.75%, 9/15/44	46,000	40,699
4.50%, 4/1/48	230,000	190,202
Markel Group, Inc.
3.50%, 11/1/27	141,000	139,892
5.00%, 4/5/46	170,000	156,077
6.00%, 5/16/54	100,000	102,114
Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	159,993
2.85%, 4/15/31, Series HH	231,000	216,288
3.50%, 10/15/32, Series GG	688,000	649,765
Marsh & McLennan Cos., Inc.
5.00%, 3/15/35	500,000	509,085
5.35%, 11/15/44	200,000	194,301
5.45%, 3/15/54	200,000	192,538
Martin Marietta Materials, Inc.
2.40%, 7/15/31	281,000	256,106
3.20%, 7/15/51	156,000	106,211
5.50%, 12/1/54	65,000	63,896
Marvell Technology, Inc. 2.95%, 4/15/31	278,000	259,931
Mastercard, Inc.
4.35%, 1/15/32	500,000	507,075
3.95%, 2/26/48	300,000	245,042
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	59,718
1.85%, 2/15/31	245,000	219,043
Investments in Long Securities	Principal Amount	Value
McDonald’s Corp.
2.13%, 3/1/30	$213,000	$198,916
4.95%, 8/14/33(b)	280,000	291,635
4.70%, 12/9/35(b)	227,000	229,508
4.88%, 7/15/40	40,000	39,198
3.70%, 2/15/42	200,000	167,405
4.45%, 3/1/47	451,000	394,547
4.45%, 9/1/48	400,000	347,575
Medtronic, Inc. 4.63%, 3/15/45	250,000	232,214
Merck & Co., Inc.
4.55%, 9/15/32(b)	500,000	512,188
3.90%, 3/7/39	500,000	455,409
4.00%, 3/7/49	200,000	162,995
5.55%, 12/4/55	350,000	351,055
2.90%, 12/10/61	800,000	475,592
MetLife, Inc.
5.30%, 12/15/34(b)	250,000	260,167
10.75%, 8/1/39	152,000	202,106
5.25%, 1/15/54	259,000	244,049
6.35%, 3/15/55, Series G, (6.35% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 2.078% thereafter)(d)	415,000	432,471
Micron Technology, Inc. 3.37%, 11/1/41	200,000	159,236
MidAmerican Energy Co.
4.25%, 7/15/49	500,000	419,726
5.30%, 2/1/55	300,000	291,260
Molson Coors Beverage Co.
5.00%, 5/1/42	69,000	64,676
4.20%, 7/15/46	220,000	178,994
Mondelez International, Inc.
2.75%, 4/13/30	43,000	40,811
1.88%, 10/15/32(b)	325,000	282,532
2.63%, 9/4/50	100,000	61,158
Montefiore Obligated Group 4.29%, 9/1/50	225,000	166,544
Moody’s Corp.
4.25%, 8/8/32	320,000	319,290
5.00%, 8/5/34	250,000	257,540
Morgan Stanley
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(d)	500,000	448,495
2.51%, 10/20/32, (2.511% fixed rate until 10/20/31; Secured Overnight Financing Rate + 1.20% thereafter)(d)	500,000	453,319
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(d)	425,000	444,744

See Notes to Financial Statements.

182    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(d)	$750,000	$801,851
5.59%, 1/18/36, (5.587% fixed rate until 1/18/35; Secured Overnight Financing Rate + 1.418% thereafter)(d)	750,000	788,508
3.97%, 7/22/38(d)	250,000	227,308
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	550,000	579,168
6.38%, 7/24/42	250,000	279,574
4.38%, 1/22/47	75,000	65,311
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	200,000	202,706
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(b)(d)	200,000	128,493
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(d)	150,000	149,757
Mosaic Co.
4.05%, 11/15/27	133,000	133,165
5.63%, 11/15/43	98,000	96,046
Motorola Solutions, Inc.
4.60%, 5/23/29	69,000	70,075
2.75%, 5/24/31	231,000	214,388
MPLX LP
2.65%, 8/15/30	110,000	103,075
4.95%, 9/1/32	221,000	225,297
5.50%, 6/1/34	565,000	586,013
4.50%, 4/15/38	650,000	604,221
4.70%, 4/15/48	402,000	339,659
4.95%, 3/14/52	150,000	129,285
5.95%, 4/1/55	150,000	147,281
Mylan, Inc.
4.55%, 4/15/28	41,000	41,202
5.20%, 4/15/48	300,000	248,714
MyMichigan Health 3.41%, 6/1/50, Series 2020	346,000	252,267
Nasdaq, Inc.
1.65%, 1/15/31	190,000	169,646
2.50%, 12/21/40	160,000	114,882
3.95%, 3/7/52	61,000	46,525
6.10%, 6/28/63	170,000	176,791
National Health Investors, Inc. 3.00%, 2/1/31	50,000	45,885
National Rural Utilities Cooperative Finance Corp. 5.80%, 1/15/33(b)	500,000	541,409
Netflix, Inc. 5.40%, 8/15/54	200,000	198,866
Nevada Power Co. 5.90%, 5/1/53, Series GG	250,000	258,289
Investments in Long Securities	Principal Amount	Value
Newmont Corp.
2.60%, 7/15/32(b)	$586,000	$538,666
5.45%, 6/9/44	75,000	76,206
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	227,000	223,965
2.75%, 11/1/29	155,000	148,636
2.44%, 1/15/32	310,000	279,730
5.05%, 2/28/33	260,000	268,553
3.00%, 1/15/52	370,000	238,659
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(d)	350,000	372,619
NIKE, Inc. 3.38%, 3/27/50	146,000	107,018
NiSource, Inc.
3.60%, 5/1/30	465,000	456,441
5.25%, 2/15/43	175,000	170,797
4.80%, 2/15/44	81,000	73,999
5.65%, 2/1/45	52,000	52,519
4.38%, 5/15/47	131,000	110,917
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(b)(d)	274,000	285,937
NNN REIT, Inc.
3.50%, 10/15/27	115,000	114,364
2.50%, 4/15/30	200,000	187,514
3.50%, 4/15/51	150,000	108,532
Norfolk Southern Corp.
2.55%, 11/1/29	93,000	88,682
3.95%, 10/1/42	112,000	95,144
3.94%, 11/1/47	163,000	130,841
4.10%, 5/15/49	183,000	148,521
2.90%, 8/25/51	130,000	83,467
3.70%, 3/15/53	510,000	377,895
3.16%, 5/15/55	25,000	16,441
4.10%, 5/15/21	335,000	234,931
Northern States Power Co.
3.60%, 9/15/47	100,000	77,340
5.65%, 5/15/55	250,000	254,758
Northrop Grumman Corp.
5.15%, 5/1/40	235,000	237,947
4.03%, 10/15/47	518,000	426,058
5.25%, 5/1/50	405,000	392,677
5.20%, 6/1/54(b)	250,000	238,632
NOV, Inc. 3.95%, 12/1/42	180,000	145,770
NSTAR Electric Co. 4.55%, 6/1/52	150,000	129,125
Nucor Corp. 2.98%, 12/15/55	300,000	191,756

See Notes to Financial Statements.

WisdomTree Trust    183

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Occidental Petroleum Corp.
7.50%, 5/1/31	$250,000	$284,925
5.38%, 1/1/32	125,000	130,162
5.55%, 10/1/34(b)	265,000	276,500
6.60%, 3/15/46	400,000	425,417
6.05%, 10/1/54(b)	200,000	199,334
Oglethorpe Power Corp.
5.95%, 11/1/39	210,000	225,245
4.50%, 4/1/47	250,000	213,030
5.25%, 9/1/50	80,000	74,370
Omega Healthcare Investors, Inc. 3.63%, 10/1/29	127,000	123,766
Omnicom Group, Inc.
2.45%, 4/30/30	168,000	156,501
5.40%, 10/1/48	276,000	252,741
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33	350,000	375,231
4.10%, 11/15/48	220,000	179,064
2.70%, 11/15/51	405,000	247,224
ONEOK, Inc.
3.40%, 9/1/29	269,000	263,146
3.25%, 6/1/30	152,000	146,017
6.05%, 9/1/33	150,000	161,160
5.05%, 11/1/34	403,000	404,630
5.40%, 10/15/35	500,000	510,384
5.15%, 10/15/43	147,000	136,499
4.25%, 9/15/46	123,000	98,485
4.95%, 7/13/47(b)	325,000	289,174
4.20%, 10/3/47	201,000	159,243
4.45%, 9/1/49	100,000	82,616
7.15%, 1/15/51	115,000	129,559
5.70%, 11/1/54	250,000	235,873
Oracle Corp.
2.80%, 4/1/27	137,000	134,964
2.88%, 3/25/31	355,000	322,801
5.25%, 2/3/32	250,000	250,987
4.90%, 2/6/33	300,000	293,360
4.70%, 9/27/34	582,000	547,080
3.90%, 5/15/35	287,000	251,803
5.20%, 9/26/35(b)	890,000	860,541
3.85%, 7/15/36	250,000	213,368
3.80%, 11/15/37	440,000	362,363
6.50%, 4/15/38(b)	728,000	755,262
3.60%, 4/1/40	314,000	236,139
5.38%, 7/15/40	570,000	521,731
4.13%, 5/15/45	515,000	372,491
6.55%, 2/4/46	500,000	488,055
4.00%, 11/15/47	280,000	193,128
3.60%, 4/1/50	233,000	145,835
3.95%, 3/25/51	885,000	585,430
5.55%, 2/6/53(b)	500,000	417,613
Investments in Long Securities	Principal Amount	Value
4.38%, 5/15/55	$383,000	$265,145
6.00%, 8/3/55	850,000	749,857
3.85%, 4/1/60	651,000	396,561
4.10%, 3/25/61(b)	470,000	303,011
6.85%, 2/4/66	500,000	479,858
O’Reilly Automotive, Inc.
4.20%, 4/1/30	275,000	276,176
1.75%, 3/15/31	40,000	35,555
Oshkosh Corp. 4.60%, 5/15/28	46,000	46,476
Otis Worldwide Corp.
2.57%, 2/15/30	248,000	234,434
3.11%, 2/15/40	15,000	12,029
Ovintiv, Inc.
7.20%, 11/1/31	81,000	90,791
7.10%, 7/15/53	500,000	558,868
Owens Corning
7.00%, 12/1/36	182,000	209,478
4.30%, 7/15/47	74,000	61,486
4.40%, 1/30/48	175,000	148,383
Pacific Gas & Electric Co.
2.50%, 2/1/31	505,000	461,818
5.80%, 5/15/34	300,000	316,116
4.45%, 4/15/42	465,000	398,349
3.75%, 8/15/42	440,000	343,113
4.95%, 7/1/50	226,000	195,225
3.50%, 8/1/50	490,000	337,307
5.90%, 10/1/54	400,000	390,280
6.15%, 3/1/55	250,000	251,676
PacifiCorp
6.25%, 10/15/37	224,000	238,715
4.10%, 2/1/42	300,000	245,700
3.30%, 3/15/51	252,000	165,964
5.80%, 1/15/55	700,000	666,959
Packaging Corp. of America
3.00%, 12/15/29	262,000	252,579
4.05%, 12/15/49	26,000	20,978
Paramount Global
4.95%, 1/15/31	106,000	99,179
4.85%, 7/1/42	155,000	106,337
5.85%, 9/1/43	152,000	113,165
5.25%, 4/1/44	183,000	125,567
4.60%, 1/15/45	137,000	86,871
4.95%, 5/19/50	105,000	66,393
Parker-Hannifin Corp.
4.10%, 3/1/47	90,000	76,266
4.00%, 6/14/49	105,000	86,451
PartnerRe Finance B LLC 4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(d)	50,000	48,442

See Notes to Financial Statements.

184    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
PayPal Holdings, Inc.
3.25%, 6/1/50(b)	$288,000	$201,511
5.25%, 6/1/62	100,000	91,654
PECO Energy Co.
2.85%, 9/15/51	100,000	63,791
5.25%, 9/15/54	250,000	237,836
PepsiCo, Inc.
5.00%, 2/7/35	500,000	518,148
5.50%, 1/15/40	185,000	197,354
4.65%, 2/15/53	712,000	642,830
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33	200,000	204,211
5.11%, 5/19/43	350,000	340,386
5.30%, 5/19/53	1,000,000	958,269
Pfizer, Inc.
4.88%, 11/15/35	250,000	254,834
7.20%, 3/15/39	700,000	845,929
4.13%, 12/15/46	200,000	168,057
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,093,626
5.54%, 7/15/47, Series A-3	1,020,000	1,051,899
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	497,000	491,419
4.67%, 12/1/51, Series A-5	645,000	584,208
5.10%, 6/1/52, Series A-5	775,000	741,691
Philip Morris International, Inc.
5.38%, 2/15/33	260,000	274,542
5.25%, 2/13/34	250,000	261,883
4.63%, 10/29/35	250,000	247,707
4.25%, 11/10/44	400,000	346,170
Phillips 66
4.88%, 11/15/44	53,000	47,926
4.90%, 10/1/46	100,000	89,336
3.30%, 3/15/52	465,000	312,551
Phillips 66 Co.
5.25%, 6/15/31	500,000	522,659
4.68%, 2/15/45	200,000	174,888
6.20%, 3/15/56, Series B, (6.20% fixed rate until 3/15/36; 5-year Constant Maturity Treasury Rate + 2.166% thereafter)(d)	250,000	253,349
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/52	250,000	228,509
Pilgrim’s Pride Corp. 6.88%, 5/15/34	300,000	336,305
Pinnacle West Capital Corp. 5.15%, 5/15/30	500,000	518,269
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	245,000	240,217
6.65%, 1/15/37	272,000	301,204
4.90%, 2/15/45	250,000	223,495
Investments in Long Securities	Principal Amount	Value
PNC Financial Services Group, Inc.
4.81%, 10/21/32, (4.812% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.259% thereafter)(d)	$700,000	$715,886
5.68%, 1/22/35, (5.676% fixed rate until 1/22/34; Secured Overnight Financing Rate + 1.902% thereafter)(d)	500,000	530,737
Progress Energy, Inc. 7.75%, 3/1/31	253,000	291,744
Progressive Corp. 3.70%, 3/15/52	250,000	188,017
Prologis LP 5.00%, 1/31/35	800,000	818,626
Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	270,000	216,550
Prudential Financial, Inc.
4.60%, 5/15/44	500,000	445,285
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(b)(d)	143,000	141,264
4.35%, 2/25/50	290,000	237,242
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(b)(d)	148,000	138,440
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(d)	350,000	375,636
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	100,000	84,903
5.25%, 4/1/53	300,000	283,026
Public Service Electric & Gas Co.
3.80%, 1/1/43	250,000	209,387
5.45%, 3/1/54	450,000	446,339
Public Service Enterprise Group, Inc. 5.45%, 4/1/34	500,000	522,981
Public Storage Operating Co. 5.10%, 8/1/33	250,000	260,845
Puget Energy, Inc. 5.73%, 3/15/35	250,000	258,629
Puget Sound Energy, Inc. 4.22%, 6/15/48	400,000	335,430
PulteGroup, Inc. 6.00%, 2/15/35	190,000	206,019
QUALCOMM, Inc.
4.80%, 5/20/45	100,000	92,322
3.25%, 5/20/50	400,000	279,524
Quanta Services, Inc. 3.05%, 10/1/41	160,000	122,265
Quest Diagnostics, Inc. 2.80%, 6/30/31	300,000	279,821
Raymond James Financial, Inc. 3.75%, 4/1/51	250,000	185,187

See Notes to Financial Statements.

WisdomTree Trust    185

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Realty Income Corp.
4.50%, 2/1/33	$500,000	$501,245
4.65%, 3/15/47	135,000	121,666
Regal Rexnord Corp. 6.40%, 4/15/33	211,000	229,828
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	215,000	193,878
Regions Financial Corp. 5.50%, 9/6/35, (5.502% fixed rate until 9/6/34; Secured Overnight Financing Rate + 2.06% thereafter)(b)(d)	300,000	310,782
Reinsurance Group of America, Inc. 6.00%, 9/15/33	323,000	345,700
Republic Services, Inc.
1.75%, 2/15/32	303,000	264,741
2.38%, 3/15/33	350,000	309,899
Revvity, Inc. 2.55%, 3/15/31	200,000	183,066
Roper Technologies, Inc.
1.40%, 9/15/27	50,000	48,119
2.00%, 6/30/30	185,000	168,022
5.10%, 9/15/35(b)	250,000	249,566
Ross Stores, Inc. 1.88%, 4/15/31	220,000	196,343
Royal Caribbean Cruises Ltd. 5.38%, 1/15/36	500,000	510,683
Royalty Pharma PLC
2.20%, 9/2/30(b)	490,000	449,954
3.30%, 9/2/40	96,000	75,855
3.55%, 9/2/50	295,000	209,041
RPM International, Inc.
3.75%, 3/15/27	124,000	123,824
2.95%, 1/15/32	205,000	188,615
RTX Corp.
7.20%, 8/15/27	216,000	226,325
4.13%, 11/16/28	139,000	139,857
1.90%, 9/1/31	285,000	253,660
2.38%, 3/15/32	330,000	297,713
5.15%, 2/27/33	250,000	261,777
5.40%, 5/1/35	469,000	500,328
4.45%, 11/16/38	182,000	173,699
4.50%, 6/1/42	299,000	275,529
4.15%, 5/15/45	129,000	110,189
4.35%, 4/15/47	252,000	218,613
4.05%, 5/4/47	280,000	231,868
4.63%, 11/16/48	90,000	80,406
2.82%, 9/1/51	60,000	38,425
3.03%, 3/15/52	295,000	196,457
6.40%, 3/15/54	150,000	167,819
Ryder System, Inc. 6.60%, 12/1/33	100,000	112,806
Investments in Long Securities	Principal Amount	Value
S&P Global, Inc. 3.25%, 12/1/49	$290,000	$206,179
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,282
4.50%, 5/15/30	222,000	224,541
Sabra Health Care LP 3.90%, 10/15/29	174,000	171,552
Salesforce, Inc.
2.70%, 7/15/41	300,000	213,390
2.90%, 7/15/51	215,000	132,041
San Diego Gas & Electric Co. 5.35%, 4/1/53	250,000	239,517
Santander Holdings USA, Inc. 6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(d)	190,000	204,813
Sekisui House U.S., Inc. 3.97%, 8/6/61	524,000	360,143
Sempra
3.40%, 2/1/28	286,000	283,072
3.80%, 2/1/38	400,000	349,547
6.00%, 10/15/39	203,000	214,524
Sherwin-Williams Co.
2.95%, 8/15/29	130,000	125,663
4.50%, 6/1/47	275,000	238,273
Simon Property Group LP 4.75%, 3/15/42	650,000	612,213
Skyworks Solutions, Inc. 3.00%, 6/1/31	160,000	145,772
Solventum Corp. 5.60%, 3/23/34	300,000	313,671
Sonoco Products Co. 2.85%, 2/1/32(b)	245,000	224,995
Southern California Edison Co.
6.65%, 4/1/29	258,000	273,418
2.75%, 2/1/32	500,000	453,686
5.45%, 3/1/35	250,000	257,125
4.88%, 3/1/49, Series B	613,000	529,189
5.75%, 4/15/54	255,000	246,248
Southern Co.
5.20%, 6/15/33	150,000	155,492
4.25%, 7/1/36	200,000	189,523
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	578,000	617,204
4.40%, 5/30/47	174,000	148,996
Southern Power Co.
5.15%, 9/15/41	195,000	191,318
5.25%, 7/15/43	235,000	229,739
4.95%, 12/15/46, Series F	60,000	54,456
Southwest Gas Corp. 4.15%, 6/1/49	200,000	160,469
See Notes to Financial Statements.

186    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Southwestern Electric Power Co.
3.85%, 2/1/48, Series L	$50,000	$38,219
3.25%, 11/1/51	450,000	302,022
Southwestern Public Service Co.
5.30%, 5/15/35	500,000	516,442
4.50%, 8/15/41	90,000	81,203
3.70%, 8/15/47	250,000	191,770
Spectra Energy Partners LP 5.95%, 9/25/43	150,000	155,216
Sprint Capital Corp. 8.75%, 3/15/32	222,000	271,211
Stanley Black & Decker, Inc. 4.85%, 11/15/48	210,000	187,066
Starbucks Corp.
4.00%, 11/15/28	33,000	33,099
3.55%, 8/15/29	79,000	78,145
4.80%, 2/15/33	488,000	500,634
4.30%, 6/15/45	300,000	258,852
4.45%, 8/15/49	247,000	210,972
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	129,430
3.25%, 1/15/31	100,000	95,774
5.25%, 5/15/35	300,000	308,217
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	222,294
Stryker Corp.
4.85%, 2/10/30	250,000	257,799
4.63%, 3/15/46	168,000	152,133
Sutter Health 5.55%, 8/15/53(b)	95,000	97,871
Synchrony Financial
3.95%, 12/1/27	110,000	109,542
5.15%, 3/19/29	172,000	174,842
Synopsys, Inc.
5.00%, 4/1/32	250,000	257,882
5.15%, 4/1/35	500,000	510,804
5.70%, 4/1/55	250,000	250,024
Sysco Corp.
3.25%, 7/15/27	109,000	108,184
5.95%, 4/1/30	233,000	248,073
5.38%, 9/21/35	162,000	169,179
6.60%, 4/1/50	262,000	293,472
3.15%, 12/14/51	150,000	101,707
Tampa Electric Co. 4.10%, 6/15/42	537,000	466,372
Targa Resources Corp.
5.50%, 2/15/35	450,000	465,784
4.95%, 4/15/52	435,000	376,339
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	690,000	698,897
Investments in Long Securities	Principal Amount	Value
Target Corp.
7.00%, 1/15/38	$450,000	$536,427
4.80%, 1/15/53(b)	150,000	136,700
TC PipeLines LP 3.90%, 5/25/27	157,000	156,799
TD SYNNEX Corp. 2.65%, 8/9/31	203,000	184,305
Teledyne FLIR LLC 2.50%, 8/1/30	135,000	126,541
Teledyne Technologies, Inc. 2.75%, 4/1/31	62,000	57,988
Texas Instruments, Inc.
5.15%, 2/8/54(b)	300,000	289,264
5.05%, 5/18/63	150,000	137,224
Thermo Fisher Scientific, Inc.
5.09%, 8/10/33	500,000	522,069
2.80%, 10/15/41	300,000	225,638
Thomas Jefferson University 3.85%, 11/1/57	227,000	169,060
Time Warner Cable LLC
7.30%, 7/1/38	176,000	190,772
5.88%, 11/15/40	75,000	70,516
5.50%, 9/1/41	370,000	331,689
Timken Co. 4.50%, 12/15/28	206,000	207,967
T-Mobile USA, Inc.
3.88%, 4/15/30	793,000	786,962
2.25%, 11/15/31	500,000	449,120
5.05%, 7/15/33	400,000	412,574
5.15%, 4/15/34(b)	500,000	516,525
5.30%, 5/15/35(b)	160,000	165,817
4.95%, 11/15/35	105,000	106,029
4.38%, 4/15/40	125,000	114,245
3.00%, 2/15/41	436,000	331,926
4.50%, 4/15/50	180,000	151,116
3.30%, 2/15/51	298,000	203,069
3.40%, 10/15/52	263,000	179,693
6.00%, 6/15/54(b)	500,000	513,784
5.70%, 1/15/56	350,000	344,667
5.80%, 9/15/62	282,000	281,947
Toll Brothers Finance Corp.
4.88%, 3/15/27	245,000	246,502
3.80%, 11/1/29	150,000	148,561
Toyota Motor Credit Corp. 4.80%, 1/5/34	500,000	512,798
Trane Technologies Financing Ltd. 4.50%, 3/21/49	172,000	152,025
Trane Technologies Holdco, Inc. 5.75%, 6/15/43	50,000	53,294
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/48	229,000	201,102

See Notes to Financial Statements.

WisdomTree Trust    187

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Travelers Cos., Inc.
3.75%, 5/15/46	$450,000	$358,548
4.00%, 5/30/47	250,000	204,866
Trimble, Inc. 4.90%, 6/15/28	175,000	176,815
Truist Financial Corp.
5.15%, 8/5/32, (5.153% fixed rate until 8/5/31; Secured Overnight Financing Rate + 1.571% thereafter)(d)	250,000	259,563
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(d)	304,000	306,906
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(d)	510,000	509,359
Tucson Electric Power Co. 5.20%, 9/15/34	500,000	516,012
Tyson Foods, Inc.
4.35%, 3/1/29	22,000	22,197
4.88%, 8/15/34	216,000	218,942
5.10%, 9/28/48	289,000	272,244
U.S. Bancorp
5.85%, 10/21/33, (5.85% fixed rate until 10/21/32; Secured Overnight Financing Rate + 2.09% thereafter)(d)	250,000	269,517
4.84%, 2/1/34, (4.839% fixed rate until 2/1/33; Secured Overnight Financing Rate + 1.60% thereafter)(d)	360,000	365,416
Uber Technologies, Inc. 4.80%, 9/15/34	550,000	551,691
UDR, Inc. 3.20%, 1/15/30	158,000	153,292
Union Electric Co. 5.20%, 4/1/34	250,000	260,923
Union Pacific Corp.
2.80%, 2/14/32	430,000	400,379
5.10%, 2/20/35(b)	250,000	260,882
3.35%, 8/15/46	150,000	111,610
3.25%, 2/5/50	250,000	176,080
2.95%, 3/10/52	225,000	146,304
3.84%, 3/20/60	200,000	147,681
4.10%, 9/15/67	357,000	269,227
3.80%, 4/6/71	160,000	112,395
United Airlines Pass-Through Trust 4.15%, 8/25/31, Series 2019-1, Class AA	59,299	58,652
United Parcel Service, Inc.
5.25%, 5/14/35	250,000	262,819
3.75%, 11/15/47	219,000	172,521
4.25%, 3/15/49	250,000	209,641
5.05%, 3/3/53	142,000	131,796
5.50%, 5/22/54	250,000	247,584
Investments in Long Securities	Principal Amount	Value
UnitedHealth Group, Inc.
4.95%, 1/15/32	$200,000	$206,475
5.30%, 6/15/35(b)	400,000	417,398
3.50%, 8/15/39	700,000	588,209
5.50%, 7/15/44	500,000	498,674
4.75%, 7/15/45	102,000	92,411
4.20%, 1/15/47	393,000	326,244
3.25%, 5/15/51	350,000	239,333
5.05%, 4/15/53	500,000	455,408
5.38%, 4/15/54	400,000	380,202
3.88%, 8/15/59	250,000	181,673
6.05%, 2/15/63	65,000	66,951
5.50%, 4/15/64	373,000	354,156
Universal Health Services, Inc. 2.65%, 1/15/32	310,000	277,521
University of Miami 4.06%, 4/1/52, Series 2022	195,000	161,106
Unum Group
5.75%, 8/15/42	122,000	121,355
4.50%, 12/15/49	225,000	177,604
Valero Energy Corp.
2.15%, 9/15/27	154,000	149,965
2.80%, 12/1/31	275,000	254,359
6.63%, 6/15/37	56,000	62,921
4.90%, 3/15/45	30,000	27,549
3.65%, 12/1/51	97,000	69,162
Valmont Industries, Inc. 5.00%, 10/1/44	205,000	191,064
Ventas Realty LP
4.00%, 3/1/28	65,000	65,005
2.50%, 9/1/31	170,000	154,661
5.63%, 7/1/34	300,000	316,163
Verisk Analytics, Inc.
5.25%, 3/15/35	250,000	254,174
5.50%, 6/15/45	240,000	232,822
Verizon Communications, Inc.
4.33%, 9/21/28	151,000	152,618
3.88%, 2/8/29	91,000	91,106
3.15%, 3/22/30	109,000	105,520
2.55%, 3/21/31	57,000	52,744
2.36%, 3/15/32	453,000	404,571
5.05%, 5/9/33	250,000	259,333
4.50%, 8/10/33	750,000	748,573
4.40%, 11/1/34	341,000	334,216
4.78%, 2/15/35	400,000	398,516
5.25%, 4/2/35	350,000	360,489
5.00%, 1/15/36	550,000	552,656
4.81%, 3/15/39	250,000	241,435
2.65%, 11/20/40	290,000	211,641

See Notes to Financial Statements.

188    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
3.40%, 3/22/41	$236,000	$187,948
2.85%, 9/3/41	254,000	186,275
4.13%, 8/15/46	230,000	188,471
4.86%, 8/21/46	800,000	720,950
4.00%, 3/22/50	299,000	234,938
2.88%, 11/20/50	375,000	237,437
3.55%, 3/22/51	466,000	337,991
5.50%, 2/23/54(b)	200,000	195,208
2.99%, 10/30/56	1,035,000	631,252
3.70%, 3/22/61	583,000	403,352
Vertiv Holdings Co. 5.80%, 3/15/56	250,000	250,457
Viatris, Inc.
3.85%, 6/22/40	71,000	55,968
4.00%, 6/22/50	300,000	205,708
VICI Properties LP
5.75%, 4/1/34	250,000	260,375
6.13%, 4/1/54(b)	250,000	252,140
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	540,990
4.60%, 12/1/48	500,000	431,635
5.70%, 8/15/53	450,000	447,983
Virginia Power Fuel Securitization LLC 4.88%, 5/1/31, Series A-2	425,000	437,264
VMware LLC 2.20%, 8/15/31	361,000	323,460
Vontier Corp. 2.95%, 4/1/31	110,000	102,235
Voya Financial, Inc. 4.80%, 6/15/46	52,000	46,411
Vulcan Materials Co.
3.90%, 4/1/27	111,000	111,005
4.50%, 6/15/47	80,000	69,833
4.70%, 3/1/48	305,000	273,496
5.70%, 12/1/54	100,000	100,929
Wachovia Corp. 5.50%, 8/1/35	189,000	196,792
Walt Disney Co.
6.65%, 11/15/37	260,000	300,230
3.50%, 5/13/40	250,000	212,198
5.40%, 10/1/43	150,000	153,219
4.75%, 11/15/46	200,000	183,833
4.70%, 3/23/50	500,000	451,350
3.60%, 1/13/51(b)	250,000	188,011
Waste Connections, Inc. 2.20%, 1/15/32	231,000	207,276
Waste Management, Inc.
4.95%, 3/15/35	250,000	257,123
2.95%, 6/1/41	150,000	116,680
WEC Energy Group, Inc. 1.38%, 10/15/27	85,000	81,732
Investments in Long Securities	Principal Amount	Value
Wells Fargo & Co.
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(d)	$200,000	$204,000
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(d)	460,000	479,354
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(d)	250,000	263,201
5.61%, 4/23/36, (5.605% fixed rate until 4/23/35; Secured Overnight Financing Rate + 1.74% thereafter)(d)	700,000	737,207
5.95%, 12/15/36	132,000	140,026
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	390,472
5.61%, 1/15/44	200,000	199,448
3.90%, 5/1/45	300,000	245,698
5.43%, 1/23/47, (5.433% fixed rate until 1/23/46; Secured Overnight Financing Rate + 1.23% thereafter)(d)	500,000	495,816
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(d)	502,000	459,497
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(d)	500,000	431,361
Welltower OP LLC 2.80%, 6/1/31	380,000	355,586
Western Midstream Operating LP
4.05%, 2/1/30	250,000	247,070
5.45%, 11/15/34	250,000	254,458
5.25%, 2/1/50	220,000	191,219
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	151,371
Westlake Corp. 2.88%, 8/15/41	300,000	211,565
WestRock MWV LLC 8.20%, 1/15/30	36,000	41,233
Weyerhaeuser Co.
6.95%, 10/1/27	285,000	298,184
7.38%, 3/15/32	327,000	375,204
3.38%, 3/9/33	76,000	70,558
Williams Cos., Inc.
4.90%, 3/15/29	75,000	76,936
2.60%, 3/15/31	140,000	129,514
5.15%, 3/15/34	650,000	666,733
6.30%, 4/15/40	500,000	545,551
5.75%, 6/24/44	143,000	145,250
5.10%, 9/15/45	206,000	192,976
5.80%, 11/15/54(b)	400,000	398,846

See Notes to Financial Statements.

WisdomTree Trust    189

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
Willis North America, Inc.
4.65%, 6/15/27	$183,000	$184,193
5.90%, 3/5/54	250,000	248,050
Wisconsin Electric Power Co. 4.30%, 10/15/48	690,000	585,679
WP Carey, Inc. 5.38%, 6/30/34	250,000	260,092
WR Berkley Corp.
4.75%, 8/1/44	108,000	98,996
4.00%, 5/12/50	185,000	147,075
WRKCo, Inc. 3.00%, 6/15/33	85,000	76,823
WW Grainger, Inc. 4.60%, 6/15/45	350,000	323,880
Xcel Energy, Inc.
3.40%, 6/1/30	90,000	87,400
2.35%, 11/15/31	285,000	257,003
5.50%, 3/15/34	250,000	260,904
6.50%, 7/1/36	130,000	144,177
Xylem, Inc. 1.95%, 1/30/28	145,000	140,025
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	153,000	160,355
Zoetis, Inc.
3.00%, 9/12/27	173,000	171,055
3.95%, 9/12/47	215,000	177,375
4.45%, 8/20/48(b)	80,000	70,193
3.00%, 5/15/50(b)	145,000	98,269
Total United States		352,908,496
TOTAL CORPORATE BONDS (Cost: $404,293,114)		401,263,039
FOREIGN GOVERNMENT AGENCIES – 0.1%
Japan – 0.1%
Japan Bank for International Cooperation 1.88%, 4/15/31 (Cost: $922,178)	940,000	858,337
FOREIGN GOVERNMENT OBLIGATIONS – 3.0%
Canada – 0.0%
Province of Manitoba Canada 4.90%, 5/31/34	250,000	263,731
Chile – 0.2%
Chile Government International Bonds
2.45%, 1/31/31	300,000	276,784
4.95%, 1/5/36	580,000	594,046
3.10%, 5/7/41	417,000	329,601
4.00%, 1/31/52	650,000	531,646
Total Chile		1,732,077
Investments in Long Securities	Principal Amount	Value
Hungary – 0.0%
Hungary Government International Bonds 7.63%, 3/29/41	$173,000	$206,107
Indonesia – 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	261,349
2.85%, 2/14/30	550,000	523,289
4.35%, 1/11/48	425,000	364,835
5.35%, 2/11/49	200,000	199,069
4.20%, 10/15/50	220,000	180,052
5.45%, 9/20/52(b)	600,000	590,996
4.45%, 4/15/70	387,000	311,143
Total Indonesia		2,430,733
Israel – 0.1%
Israel Government International Bonds
5.63%, 2/19/35	750,000	787,600
5.75%, 3/12/54	550,000	537,824
Total Israel		1,325,424
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	533,854
4.00%, 10/17/49	350,000	278,094
Total Italy		811,948
Mexico – 1.0%
Mexico Government International Bonds
2.66%, 5/24/31	1,163,000	1,048,542
4.75%, 4/27/32	1,120,000	1,102,779
5.38%, 3/22/33	750,000	752,743
6.35%, 2/9/35	400,000	422,475
5.63%, 9/22/35	500,000	500,438
6.00%, 5/7/36	650,000	667,876
6.88%, 5/13/37	1,000,000	1,082,358
6.05%, 1/11/40	102,000	102,865
4.28%, 8/14/41	425,000	346,797
4.75%, 3/8/44	504,000	421,645
5.55%, 1/21/45(b)	425,000	398,629
4.60%, 1/23/46	600,000	480,577
4.50%, 1/31/50(b)	593,000	459,583
4.40%, 2/12/52	780,000	581,769
6.40%, 5/7/54	415,000	406,156
3.77%, 5/24/61	795,000	499,694
Total Mexico		9,274,926
Panama – 0.3%
Panama Government International Bonds
8.88%, 9/30/27	280,000	301,064
3.30%, 1/19/33	800,000	717,475
6.70%, 1/26/36(b)	285,000	311,628

See Notes to Financial Statements.

190    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
5.66%, 2/23/38	$500,000	$502,855
7.88%, 3/1/57	500,000	604,040
4.50%, 1/19/63(b)	240,000	186,346
Total Panama		2,623,408
Peru – 0.3%
Peru Government International Bonds
8.75%, 11/21/33	436,000	550,134
3.00%, 1/15/34	486,000	428,207
6.55%, 3/14/37	205,000	229,087
3.30%, 3/11/41	550,000	433,249
5.63%, 11/18/50(b)	120,000	119,521
5.88%, 8/8/54	415,000	419,269
3.60%, 1/15/72(b)	313,000	204,793
3.23%, 7/28/21	160,000	90,499
Total Peru		2,474,759
Philippines – 0.4%
Philippines Government International Bonds
3.00%, 2/1/28	670,000	659,783
9.50%, 2/2/30	380,000	455,960
6.38%, 1/15/32	160,000	177,480
5.25%, 5/14/34	700,000	729,600
3.70%, 3/1/41	350,000	295,979
3.70%, 2/2/42	455,000	380,660
2.65%, 12/10/45	440,000	295,605
3.20%, 7/6/46	940,000	684,647
Total Philippines		3,679,714
Poland – 0.1%
Republic of Poland Government International Bonds
5.13%, 9/18/34	515,000	534,427
5.50%, 4/4/53	250,000	245,231
Total Poland		779,658
Uruguay – 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	361,402
7.63%, 3/21/36	360,000	438,950
4.13%, 11/20/45	159,000	141,667
5.10%, 6/18/50	415,000	399,195
4.98%, 4/20/55	475,000	440,621
Total Uruguay		1,781,835
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $28,340,391)		27,384,320
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.4%
United States – 6.4%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	457,572
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	452,376
3.18%, 2/15/55, Series 2022-BNK39, Class AS	245,000	225,832
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	432,087
Investments in Long Securities	Principal Amount	Value
3.25%, 7/15/60, Series 2017-BNK6, Class A4	$898,620	$889,839
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,295,135	1,238,747
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	761,283
BANK5
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	345,822
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	627,733
5.89%, 11/15/57, Series 2024-5YR11, Class A3	380,000	401,933
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(d)	520,000	497,718
4.60%, 6/15/55, Series 2022-C16, Class A5*(d)	500,000	503,343
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	542,984
6.01%, 7/15/57, Series 2024-5C27, Class A3	400,000	421,773
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	415,682
5.84%, 3/15/58, Series 2025-5C33, Class A4	210,000	222,432
5.59%, 7/15/58, Series 2025-C35, Class A5*(d)	500,000	537,223
Benchmark Mortgage Trust
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	376,822
4.51%, 5/15/53, Series 2018-B7, Class A4*(d)	625,000	630,251
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	235,315
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	365,508
3.46%, 3/15/55, Series 2022-B33, Class A5*(d)	350,000	332,288
3.79%, 4/15/55, Series 2022-B34, Class A5*(d)	250,000	238,099
4.44%, 5/15/55, Series 2022-B35, Class AS*(d)	955,000	917,909
5.52%, 4/15/56, Series 2023-B38, Class A4	354,000	375,932
6.42%, 1/10/57, Series 2024-V5, Class AM*(d)	325,000	341,803
5.18%, 4/15/57, Series 2025-V14, Class A3	1,375,000	1,422,660
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	988,314
BMO Mortgage Trust
4.79%, 7/15/54, Series 2022-C2, Class A5*(d)	500,000	516,283
5.96%, 9/15/56, Series 2023-C6, Class A5*(d)	500,000	545,185
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	252,323
5.60%, 3/15/57, Series 2024-C8, Class A5*(d)	500,000	534,743
5.69%, 2/15/58, Series 2025-C11, Class A5	500,000	538,447
CD Mortgage Trust 3.17%, 8/15/50, Series 2017-CD5, Class A3	517,662	510,400
Citigroup Commercial Mortgage Trust
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	493,999
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	466,958
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	239,781
CSAIL Commercial Mortgage Trust 4.22%, 8/15/51, Series 2018-CX12, Class A4*(d)	779,577	780,966
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 7/25/27, Series K067, Class A2	200,000	198,448
3.19%, 9/25/27, Series K069, Class A2*(d)	604,867	599,648
1.20%, 12/25/27, Series K741, Class AM	275,000	263,092
1.60%, 12/25/27, Series K741, Class A2	477,821	461,636
3.35%, 1/25/28, Series K073, Class A2	750,000	745,000
3.85%, 5/25/28, Series K077, Class AM*(d)	300,000	300,668
4.82%, 6/25/28, Series K505, Class A2	600,000	612,387
3.93%, 7/25/28, Series K080, Class A2*(d)	400,000	402,044
See Notes to Financial Statements.

WisdomTree Trust    191

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
4.86%, 10/25/28, Series K511, Class A2	$750,000	$769,356
5.36%, 1/25/29, Series K517, Class A2*(d)	1,000,000	1,041,885
2.12%, 3/25/29, Series K749, Class A2*(d)	350,000	335,452
2.79%, 6/25/29, Series K095, Class A2	1,500,000	1,460,160
2.90%, 6/25/29, Series K094, Class A2	1,150,000	1,123,096
3.00%, 9/25/29, Series K750, Class A2	260,000	254,506
1.23%, 10/25/29, Series K107, Class A1	236,118	226,992
2.07%, 1/25/30, Series K106, Class A2	1,500,000	1,412,503
1.35%, 5/25/30, Series K111, Class A2	875,000	796,776
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,360,753
1.55%, 10/25/30, Series K121, Class A2	500,000	453,782
1.66%, 12/25/30, Series K124, Class A2	340,000	309,143
3.90%, 12/25/30, Series K158, Class A2*(d)	1,500,000	1,504,965
2.11%, 1/25/31, Series K127, Class A2	1,000,000	927,236
2.13%, 11/25/31, Series K136, Class A2	1,000,000	912,169
2.59%, 1/25/32, Series K139, Class A2*(d)	600,000	559,714
2.58%, 5/25/32, Series K145, Class A2	700,000	649,060
2.92%, 6/25/32, Series K146, Class A2	500,000	472,441
4.40%, 6/25/32, Series K761, Class A2*(d)	800,000	819,877
3.46%, 11/25/32, Series K154, Class A3*(d)	600,000	582,485
3.78%, 11/25/32, Series K-152, Class A2*(d)	300,000	296,791
4.50%, 7/25/33, Series K159, Class A2*(d)	1,000,000	1,029,594
4.90%, 10/25/33, Series K-161, Class A2*(d)	300,000	316,178
5.15%, 12/25/33, Series K-162, Class A2*(d)	900,000	963,464
5.00%, 5/25/34, Series K-164, Class A2	400,000	424,483
4.49%, 9/25/34, Series K-165, Class A2	450,000	461,566
4.13%, 10/25/34, Series K-168, Class A1	190,450	192,435
4.58%, 10/25/34, Series K-166, Class A2*(d)	500,000	515,776
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,323,901	1,310,092
2.89%, 6/25/29, Series 2019-M12, Class A2*(d)	319,941	312,776
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,341,941
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	135,531
1.47%, 11/25/30, Series 2021-M1G, Class A2*(d)	500,000	451,063
1.24%, 1/25/31, Series 2021-M3G, Class A2*(d)	260,000	232,136
3.61%, 2/25/31, Series 2019-M4, Class A2	832,805	825,374
1.71%, 11/25/31, Series 2022-M3, Class A2*(d)	400,000	356,278
1.92%, 1/25/32, Series 2022-M10, Class A2*(d)	957,026	864,054
4.50%, 4/25/33, Series 2023-M1S, Class A2*(d)	100,000	102,875
2.94%, 7/25/39, Series 2016-M11, Class AL	103,412	97,840
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(d)	750,000	748,305
2.38%, 5/12/53, Series 2020-GC47, Class A5	450,000	420,333
Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	495,679
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	1,002,418
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	410,432
UBS Commercial Mortgage Trust 3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	995,543
Wells Fargo Commercial Mortgage Trust
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	493,907
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	323,088
Investments in Long Securities	Principal Amount	Value
3.58%, 6/15/52, Series 2019-C51, Class AS	$750,000	$712,802
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	144,562
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	371,027
4.00%, 4/15/55, Series 2022-C62, Class A4*(d)	100,000	97,115
5.45%, 7/15/57, Series 2024-5C1, Class A2	400,000	414,781
5.67%, 5/15/58, Series 2025-5C4, Class A3	1,120,000	1,181,012
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $56,661,626)		57,674,890
MUNICIPAL BONDS – 0.2%
United States – 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series A	452,306	517,948
Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	248,000	274,165
New Jersey Turnpike Authority 7.41%, 1/1/40, Series F	500,000	612,857
Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	90,000	89,757
State of Illinois 6.63%, 2/1/35, Series 1	69,231	74,047
University of California 4.86%, 5/15/12, Series AD	56,000	48,766
TOTAL MUNICIPAL BONDS (Cost: $1,645,221)		1,617,540
ASSET-BACKED SECURITIES – 4.8%
United States – 4.8%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,017,135
4.28%, 4/15/30, Series 2025-2, Class A	100,000	101,378
4.80%, 5/15/30, Series 2023-2, Class A	900,000	922,279
4.30%, 7/15/30, Series 2025-4, Class A	500,000	507,697
5.24%, 4/15/31, Series 2024-2, Class A	540,000	564,878
4.51%, 4/15/32, Series 2025-3, Class A	1,200,000	1,235,405
American Express Credit Account Master Trust Series 4.51%, 7/15/32, Series 2025-5, Class A	200,000	206,088
AmeriCredit Automobile Receivables Trust 5.84%, 7/18/29, Series 2023-2, Class B	500,000	508,667
BA Credit Card Trust 4.31%, 5/15/30, Series 2025-A1, Class A	1,000,000	1,014,646
Bridgecrest Lending Auto Securitization Trust 5.83%, 5/15/30, Series 2024-3, Class D	500,000	512,426
Capital One Multi-Asset Execution Trust
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	947,916
4.02%, 9/15/32, Series 2025-A2, Class A	650,000	657,046
4.65%, 10/15/37, Series 2025-A3, Class A	300,000	305,867
Capital One Prime Auto Receivables Trust 4.76%, 8/15/28, Series 2023-1, Class A4	550,000	553,534
Carmax Auto Owner Trust 4.48%, 3/15/30, Series 2025-2, Class A3	250,000	252,919
3.97%, 12/16/30, Series 2025-4, Class A3	300,000	301,535
4.47%, 1/15/31, Series 2025-3, Class A4	900,000	916,416

See Notes to Financial Statements.

192    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
CarMax Auto Owner Trust 4.95%, 8/15/30, Series 2025-1, Class A4	$258,000	$264,694
Carvana Auto Receivables Trust 4.55%, 8/12/30, Series 2025-P2, Class A3	1,000,000	1,008,418
Chase Issuance Trust
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	310,632
4.63%, 1/15/31, Series 2024-A2, Class A	700,000	719,387
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7	400,000	403,247
6.15%, 6/15/39, Series 2007-A3, Class A3	200,000	227,874
CNH Equipment Trust 4.36%, 8/15/30, Series 2025-A, Class A3	900,000	910,445
First National Master Note Trust 4.85%, 2/15/30, Series 2025-1, Class A	300,000	306,138
Ford Credit Auto Lease Trust 4.78%, 2/15/29, Series 2025-A, Class A4	300,000	303,959
Ford Credit Auto Owner Trust
4.07%, 7/15/29, Series 2024-C, Class A3	750,000	752,899
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	510,621
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	504,380
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	900,000	907,621
GM Financial Automobile Leasing Trust 4.20%, 8/20/29, Series 2025-3, Class A4	1,200,000	1,209,803
GM Financial Consumer Automobile Receivables Trust
5.03%, 9/18/28, Series 2023-1, Class B	200,000	201,757
4.62%, 12/17/29, Series 2025-1, Class A3	1,250,000	1,261,957
Harley-Davidson Motorcycle Trust 5.29%, 12/15/31, Series 2024-A, Class A4	500,000	512,624
Honda Auto Receivables Owner Trust
4.57%, 9/21/29, Series 2025-1, Class A3	282,000	284,852
3.98%, 6/17/30, Series 2025-4, Class A3	1,000,000	1,007,041
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,021,160
Hyundai Auto Receivables Trust
3.99%, 9/16/30, Series 2025-D, Class A3	1,200,000	1,208,817
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,022,263
John Deere Owner Trust
5.39%, 8/15/30, Series 2023-C, Class A4	500,000	508,904
4.34%, 6/15/32, Series 2025-B, Class A4	250,000	254,019
Mercedes-Benz Auto Lease Trust 4.69%, 2/18/31, Series 2025-A, Class A4	1,000,000	1,018,838
Mercedes-Benz Auto Receivables Trust 4.78%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,010,937
Nissan Auto Receivables Owner Trust 5.18%, 4/15/31, Series 2024-A, Class A4	500,000	511,608
Santander Drive Auto Receivables Trust
4.38%, 1/15/30, Series 2025-3, Class A3	200,000	201,081
4.17%, 4/15/30, Series 2025-4, Class A3	2,000,000	2,010,350
Synchrony Card Funding LLC
5.04%, 3/15/30, Series 2024-A1, Class A	1,000,000	1,011,750
4.93%, 7/15/30, Series 2024-A2, Class A	200,000	203,015
4.49%, 5/15/31, Series 2025-A2, Class A	500,000	507,594
Investments in Long Securities	Principal Amount	Value
Toyota Auto Receivables Owner Trust
5.49%, 3/15/29, Series 2023-D, Class A4	$1,000,000	$1,028,113
4.34%, 11/15/29, Series 2025-B, Class A3	1,000,000	1,010,123
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,267,043
Verizon Master Trust
5.67%, 11/20/29, Series 2023-7, Class A1A	275,000	278,621
4.17%, 8/20/30, Series 2024-6, Class A1A	1,750,000	1,758,287
4.71%, 1/21/31, Series 2025-1, Class A	750,000	763,140
Volkswagen Auto Lease Trust 4.50%, 6/20/28, Series 2025-A, Class A3	370,000	373,657
Volkswagen Auto Loan Enhanced Trust
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	256,326
4.61%, 7/21/31, Series 2025-1, Class A4	500,000	510,747
WF Card Issuance Trust 4.94%, 2/15/29, Series 2024-A1, Class A	1,197,000	1,210,863
World Financial Network Credit Card Master Note Trust 4.62%, 5/15/31, Series 2024-B, Class A	750,000	757,883
World Omni Auto Receivables Trust
4.73%, 3/15/30, Series 2025-A, Class A3	500,000	505,455
4.86%, 11/15/30, Series 2025-A, Class A4	400,000	408,402
TOTAL ASSET-BACKED SECURITIES (Cost: $42,453,709)		42,753,177
REPURCHASE AGREEMENT – 1.0%
United States – 1.0%
Citigroup, Inc., tri-party repurchase agreement dated 02/27/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 3/2/26; Proceeds at maturity – $9,312,801 (fully collateralized by U.S. Treasury Note, 4.13% due 10/31/27; Market value including accrued interest – $9,496,254) (Cost: $9,310,000)	9,310,000	9,310,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(f)	3,495,752	3,495,752
WisdomTree Treasury Money Market Digital Fund, 3.44%(f)(g)	6,600,000	6,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $10,095,752)		10,095,752
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 101.2% (Cost: $914,126,470)		910,446,163

See Notes to Financial Statements.

WisdomTree Trust    193

Schedule of Investments (unaudited) (concluded) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2026
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.1)%
Uniform Mortgage-Backed Securities – (0.1)%
2.00%, 3/1/41(c)	$(300,000)	$(279,607)
2.50%, 3/1/41(c)	(450,000)	(429,058)
3.00%, 3/1/41(c)	(150,000)	(145,244)
2.00%, 4/15/55(c)	(50,000)	(41,460)
2.00%, 3/1/56(c)	(125,000)	(103,636)
2.50%, 4/1/56(c)	(25,000)	(21,672)
TOTAL TBA SALE COMMITMENTS (Proceeds: $1,013,553)		(1,020,677)
Other Liabilities less Assets – (1.1)%		(9,565,543)
NET ASSETS – 100.0%		$899,859,943

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2026.

(b)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $40,298,281. The Fund also had securities on loan having a total market value of $594,002 that were sold and pending settlement. The total market value of the collateral held by the Fund was $42,323,643. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,227,891.

(c)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(d)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(e)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)     Rate shown represents annualized 7-day yield as of February 28, 2026.

(g)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$8,400,000	$42,000,000	$43,800,000	$—	$—	$6,600,000	$119,152

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$127,547,766	$—	$127,547,766
U.S. Government Obligations	—	231,941,342	—	231,941,342
Corporate Bonds	—	401,263,039	—	401,263,039
Foreign Government Agencies	—	858,337	—	858,337
Foreign Government Obligations	—	27,384,320	—	27,384,320
Commercial Mortgage-Backed Securities	—	57,674,890	—	57,674,890
Municipal Bonds	—	1,617,540	—	1,617,540
Asset-Backed Securities	—	42,753,177	—	42,753,177
Repurchase Agreement	—	9,310,000	—	9,310,000
Investment of Cash Collateral for Securities Loaned	—	10,095,752	—	10,095,752
Total Investments in Securities	$—	$910,446,163	$—	$910,446,163
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(1,020,677)	$—	$(1,020,677)
Total – Net	$—	$909,425,486	$—	$909,425,486

See Notes to Financial Statements.

194    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 8.2%
Federal Farm Credit Bank – 2.1%
2.20%, 2/23/27	$200,000	$197,134
4.50%, 6/7/28	147,000	150,386
4.25%, 12/15/28	4,000	4,088
4.97%, 3/27/29	200,000	200,255
4.13%, 8/1/29	250,000	255,259
4.60%, 7/16/31	100,000	100,772
Total Federal Farm Credit Bank		907,894
Federal Home Loan Bank – 2.9%
1.50%, 6/9/26(a)	100,000	99,400
3.00%, 9/11/26	25,000	24,908
0.92%, 2/26/27	20,000	19,496
3.25%, 6/9/28	340,000	338,929
3.25%, 11/16/28	185,000	184,503
4.08%, 8/6/29	100,000	100,434
2.00%, 12/14/29	30,000	28,410
4.75%, 2/4/30	15,000	15,105
4.13%, 6/14/30	100,000	102,336
4.75%, 3/14/31	125,000	131,661
4.93%, 7/24/31	100,000	100,252
5.17%, 6/16/32	100,000	100,370
Total Federal Home Loan Bank		1,245,804
Federal Home Loan Mortgage Corp. – 0.8%
6.75%, 9/15/29	220,000	244,132
4.04%, 12/17/29(b)	100,000	87,602
Total Federal Home Loan Mortgage Corp.		331,734
Federal National Mortgage Association – 1.4%
7.25%, 5/15/30	553,000	633,978
Tennessee Valley Authority – 1.0%
7.13%, 5/1/30	400,000	455,089
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,542,539)		3,574,499
U.S. GOVERNMENT OBLIGATIONS – 25.3%
U.S. Treasury Bills – 5.9%
3.63%, 3/3/26*	400,000	399,960
3.65%, 3/5/26*	125,000	124,962
3.70%, 4/9/26*	2,025,000	2,017,268
Total U.S. Treasury Bills		2,542,190
U.S. Treasury Notes – 19.4%
4.25%, 12/31/26	600	603
3.88%, 3/31/27	79,000	79,312
3.75%, 4/30/27	80,400	80,640
3.88%, 5/31/27	280,500	281,859
3.88%, 7/31/27	282,100	283,775
Investments	Principal Amount	Value
3.38%, 11/30/27	$55,100	$55,071
4.00%, 12/15/27	33,500	33,845
3.50%, 1/31/28	2,144,100	2,148,371
3.38%, 2/29/28	385,000	384,917
3.75%, 4/15/28	191,000	192,403
3.88%, 6/15/28	79,600	80,471
3.88%, 7/15/28	170,400	172,290
3.50%, 10/15/28	114,800	115,118
3.50%, 12/15/28	300,000	300,902
3.75%, 12/31/28	500	505
3.50%, 1/15/29	500,000	501,543
3.50%, 2/15/29	2,451,800	2,459,749
3.25%, 6/30/29	3,100	3,084
3.63%, 8/31/29	81,400	81,918
4.13%, 11/30/29	168,600	172,591
4.38%, 12/31/29	500	517
4.25%, 1/31/30	65,400	67,283
4.00%, 2/28/30	75,600	77,106
3.63%, 3/31/30	78,600	79,073
4.00%, 3/31/30(c)	147,000	149,969
3.75%, 5/31/30	45,200	45,677
4.00%, 5/31/30	110,200	112,456
3.88%, 7/31/30	144,600	146,888
3.63%, 9/30/30	47,100	47,348
3.50%, 11/30/30	99,000	98,961
3.63%, 12/31/30	144,800	145,496
3.75%, 1/31/31	700	707
4.13%, 2/15/36	34,100	34,556
Total U.S. Treasury Notes		8,435,004
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $10,942,769)		10,977,194
CORPORATE BONDS – 51.8%
Australia – 0.2%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/30	17,000	17,845
Rio Tinto Finance USA PLC 4.88%, 3/14/30	16,000	16,531
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	8,000	7,934
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(a)	22,000	20,223
Woodside Finance Ltd. 5.40%, 5/19/30	19,000	19,724
Total Australia		82,257

See Notes to Financial Statements.

WisdomTree Trust    195

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/29	$46,000	$47,098
Bermuda – 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	5,000	4,920
Brazil – 0.0%
Vale Overseas Ltd. 3.75%, 7/8/30	6,000	5,824
Canada – 1.8%
Bank of Montreal
4.35%, 9/22/31, (4.35% fixed rate until 9/22/30; Secured Overnight Financing Index + 1.08% thereafter)(a)	20,000	20,131
4.44%, 1/14/32, Series J, (4.439% fixed rate until 1/14/31; Secured Overnight Financing Rate + 0.97% thereafter)(a)	11,000	11,064
Bank of Nova Scotia
1.05%, 3/2/26	14,000	14,000
1.35%, 6/24/26	5,000	4,962
2.70%, 8/3/26	10,000	9,951
1.30%, 9/15/26	10,000	9,866
5.35%, 12/7/26	10,000	10,118
5.25%, 6/12/28	5,000	5,152
5.13%, 2/14/31, (5.13% fixed rate until 2/14/30; Secured Overnight Financing Rate + 1.07% thereafter)(a)	16,000	16,576
4.34%, 9/15/31, (4.338% fixed rate until 9/15/30; Secured Overnight Financing Rate + 1.09% thereafter)(a)	19,000	19,060
Brookfield Finance, Inc.
3.90%, 1/25/28	10,000	9,985
4.85%, 3/29/29	20,000	20,362
Canadian Imperial Bank of Commerce
5.62%, 7/17/26	15,000	15,103
5.93%, 10/2/26	5,000	5,060
5.26%, 4/8/29	17,000	17,639
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(a)(c)	6,000	6,107
5.25%, 1/13/31, (5.245% fixed rate until 1/13/30; Secured Overnight Financing Rate + 1.105% thereafter)(a)	13,000	13,506
Canadian Natural Resources Ltd.
3.85%, 6/1/27	30,000	29,974
2.95%, 7/15/30	10,000	9,559
Canadian Pacific Railway Co.
4.00%, 6/1/28	60,000	60,175
2.05%, 3/5/30	8,000	7,430
4.80%, 3/30/30	3,000	3,089
Investments	Principal Amount	Value
CGI, Inc.
1.45%, 9/14/26	$5,000	$4,931
4.95%, 3/14/30	6,000	6,099
CI Financial Corp. 3.20%, 12/17/30	12,000	10,996
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,932
5.90%, 11/15/26	10,000	10,125
3.70%, 7/15/27	24,000	23,940
3.13%, 11/15/29	36,000	34,814
6.20%, 11/15/30	17,000	18,411
Fairfax Financial Holdings Ltd. 4.63%, 4/29/30(c)	27,000	27,323
Magna International, Inc. 2.45%, 6/15/30	10,000	9,375
Manulife Financial Corp. 4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,972
Nutrien Ltd.
4.20%, 4/1/29	6,000	6,027
2.95%, 5/13/30	32,000	30,547
Rogers Communications, Inc.
2.90%, 11/15/26	5,000	4,961
3.20%, 3/15/27	11,000	10,919
5.00%, 2/15/29	38,000	38,879
Royal Bank of Canada
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	56,000	57,632
4.31%, 11/3/31, (4.305% fixed rate until 11/3/30; Secured Overnight Financing Rate + 0.98% thereafter)(a)	28,000	28,183
South Bow USA Infrastructure Holdings LLC 5.03%, 10/1/29	30,000	30,668
TELUS Corp.
2.80%, 2/16/27	7,000	6,923
3.70%, 9/15/27	5,000	4,974
Toronto-Dominion Bank
5.16%, 1/10/28	14,000	14,322
4.41%, 1/13/31	31,000	31,381
TransCanada PipeLines Ltd.
4.25%, 5/15/28	9,000	9,051
4.10%, 4/15/30	29,000	28,962
Total Canada		783,216
Chile – 0.0%
Enel Americas SA 4.00%, 10/25/26	7,000	6,995
China – 0.5%
Baidu, Inc. 1.72%, 4/9/26	200,000	199,533
See Notes to Financial Statements.

196    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Finland – 0.0%
Nokia OYJ 4.38%, 6/12/27	$6,000	$6,000
France – 0.1%
AXA SA 8.60%, 12/15/30	8,000	9,421
TotalEnergies Capital International SA 3.46%, 2/19/29	18,000	17,852
TotalEnergies Capital USA LLC 4.25%, 1/13/31	18,000	18,162
Total France		45,435
Germany – 0.0%
Mercedes-Benz Finance North America LLC 8.50%, 1/18/31	14,000	16,632
Japan – 0.5%
Honda Motor Co. Ltd. 2.53%, 3/10/27	10,000	9,873
ORIX Corp. 4.45%, 9/9/30	12,000	12,139
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28	74,000	73,609
2.14%, 9/23/30	59,000	54,059
Toyota Motor Corp. 2.76%, 7/2/29	54,000	52,203
Total Japan		201,883
Luxembourg – 0.0%
ArcelorMittal SA 4.25%, 7/16/29	14,000	14,082
Macau – 0.5%
Sands China Ltd. 2.30%, 3/8/27	200,000	196,396
Netherlands – 0.1%
Koninklijke KPN NV 8.38%, 10/1/30	8,000	9,391
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 5/1/30	50,000	48,458
Total Netherlands		57,849
Spain – 0.3%
Banco Santander SA 4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	101,082
Telefonica Europe BV 8.25%, 9/15/30(c)	20,000	23,104
Total Spain		124,186
Switzerland – 0.3%
UBS AG 1.25%, 8/7/26	135,000	133,506
Investments	Principal Amount	Value
United Kingdom – 1.7%
AstraZeneca PLC 1.38%, 8/6/30	$26,000	$23,331
Barclays PLC 2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)	200,000	186,939
BAT Capital Corp. 4.91%, 4/2/30	15,000	15,413
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	16,000	15,787
HSBC Holdings PLC 5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	207,954
Marex Group PLC 6.40%, 11/4/29	11,000	11,514
NatWest Group PLC 1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	198,657
RELX Capital, Inc. 4.00%, 3/18/29	20,000	19,986
Smith & Nephew PLC 5.15%, 3/20/27	44,000	44,510
Vodafone Group PLC 7.88%, 2/15/30	9,000	10,273
Total United Kingdom		734,364
United States – 45.7%
3M Co.
3.63%, 9/14/28	5,000	4,979
3.38%, 3/1/29	5,000	4,926
2.38%, 8/26/29	9,000	8,547
3.05%, 4/15/30	9,000	8,671
AbbVie, Inc.
4.80%, 3/15/27	2,000	2,019
4.80%, 3/15/29	28,000	28,768
3.20%, 11/21/29	5,000	4,884
4.88%, 3/15/30	45,000	46,538
Adobe, Inc.
4.80%, 4/4/29	7,000	7,188
2.30%, 2/1/30	18,000	16,881
AEP Texas, Inc. 5.45%, 5/15/29	53,000	55,227
AES Corp.
5.45%, 6/1/28(c)	24,000	24,556
2.45%, 1/15/31(c)	15,000	13,909
Aflac, Inc.
2.88%, 10/15/26	5,000	4,968
3.60%, 4/1/30	7,000	6,899
Agilent Technologies, Inc. 2.10%, 6/4/30	19,000	17,524

See Notes to Financial Statements.

WisdomTree Trust    197

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Agree LP 2.90%, 10/1/30	$7,000	$6,623
Air Lease Corp.
5.10%, 3/1/29	12,000	12,273
3.25%, 10/1/29	22,000	21,230
3.00%, 2/1/30	14,000	13,264
Air Products & Chemicals, Inc.
4.60%, 2/8/29	6,000	6,140
2.05%, 5/15/30	9,000	8,345
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	52,000	51,924
2.75%, 12/15/29	8,000	7,597
4.90%, 12/15/30	7,000	7,149
Allstate Corp.
3.28%, 12/15/26	12,000	11,952
1.45%, 12/15/30	10,000	8,836
Ally Financial, Inc. 2.20%, 11/2/28(c)	21,000	20,001
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,333
4.80%, 2/14/29	98,000	100,162
Amcor Finance USA, Inc. 3.63%, 4/28/26	12,000	11,995
Amcor Flexibles North America, Inc. 2.63%, 6/19/30	30,000	28,225
Amdocs Ltd. 2.54%, 6/15/30	8,000	7,312
Ameren Corp.
5.70%, 12/1/26	9,000	9,103
1.75%, 3/15/28	57,000	54,559
American Electric Power Co., Inc. 7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	3,000	3,168
American Express Co.
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	33,000	34,493
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	25,000	27,389
American Homes 4 Rent LP 4.95%, 6/15/30	14,000	14,278
American Honda Finance Corp.
4.70%, 1/12/28	28,000	28,435
3.50%, 2/15/28	5,000	4,969
2.00%, 3/24/28	5,000	4,817
5.13%, 7/7/28	5,000	5,135
4.50%, 9/4/30	29,000	29,360
American International Group, Inc. 4.85%, 5/7/30	7,000	7,191
Investments	Principal Amount	Value
American National Group, Inc.
5.00%, 6/15/27	$6,000	$6,033
5.75%, 10/1/29	5,000	5,106
American Tower Corp.
2.75%, 1/15/27	27,000	26,730
3.60%, 1/15/28	2,000	1,986
1.50%, 1/31/28	2,000	1,912
5.50%, 3/15/28	2,000	2,057
5.25%, 7/15/28	23,000	23,655
5.80%, 11/15/28	2,000	2,090
5.20%, 2/15/29	2,000	2,065
3.95%, 3/15/29	2,000	1,994
3.80%, 8/15/29	25,000	24,775
2.90%, 1/15/30(c)	11,000	10,515
2.10%, 6/15/30	57,000	52,344
1.88%, 10/15/30	25,000	22,569
American Water Capital Corp. 2.80%, 5/1/30	13,000	12,437
Amgen, Inc.
2.20%, 2/21/27	3,000	2,951
5.15%, 3/2/28	11,000	11,268
1.65%, 8/15/28	3,000	2,851
3.00%, 2/22/29	2,000	1,952
4.05%, 8/18/29	23,000	23,106
2.45%, 2/21/30	102,000	96,219
Amphenol Corp.
5.05%, 4/5/29	7,000	7,237
2.80%, 2/15/30	3,000	2,873
4.13%, 11/15/30	15,000	15,075
Amrize Finance U.S. LLC 4.95%, 4/7/30	20,000	20,574
Aon Corp.
3.75%, 5/2/29	7,000	6,944
2.80%, 5/15/30	19,000	18,025
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	15,000	14,798
Aon North America, Inc. 5.15%, 3/1/29(c)	10,000	10,314
Apollo Debt Solutions BDC
6.90%, 4/13/29	4,000	4,159
5.88%, 8/30/30	24,000	24,182
Applied Materials, Inc. 4.00%, 1/15/31	15,000	15,016
AppLovin Corp. 5.13%, 12/1/29	13,000	13,280
Archer-Daniels-Midland Co.
2.50%, 8/11/26(c)	10,000	9,942
3.25%, 3/27/30	8,000	7,791
Ares Capital Corp.
2.88%, 6/15/27	8,000	7,844
5.95%, 7/15/29	25,000	25,559
5.50%, 9/1/30	26,000	25,770

See Notes to Financial Statements.

198    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Ares Strategic Income Fund
6.35%, 8/15/29	$5,000	$5,103
5.60%, 2/15/30	20,000	19,778
5.80%, 9/9/30(d)	47,000	46,879
Arizona Public Service Co. 2.60%, 8/15/29	4,000	3,814
Arrow Electronics, Inc. 5.15%, 8/21/29	10,000	10,258
Arthur J Gallagher & Co. 4.85%, 12/15/29	8,000	8,198
Assurant, Inc. 3.70%, 2/22/30	4,000	3,916
AT&T, Inc.
4.30%, 2/15/30	13,000	13,121
4.70%, 8/15/30	80,000	82,058
Athene Holding Ltd.
4.13%, 1/12/28	14,000	13,943
3.50%, 1/15/31	11,000	10,377
Atmos Energy Corp. 1.50%, 1/15/31	9,000	8,015
Autodesk, Inc. 2.85%, 1/15/30	19,000	18,114
AutoNation, Inc.
1.95%, 8/1/28	4,000	3,810
4.75%, 6/1/30	13,000	13,192
AutoZone, Inc.
3.75%, 6/1/27	11,000	10,978
5.10%, 7/15/29	17,000	17,544
5.13%, 6/15/30	45,000	46,652
AvalonBay Communities, Inc.
3.30%, 6/1/29	10,000	9,816
2.45%, 1/15/31	10,000	9,270
Avangrid, Inc. 3.80%, 6/1/29	10,000	9,928
Avery Dennison Corp. 2.65%, 4/30/30	7,000	6,604
Avnet, Inc. 6.25%, 3/15/28	44,000	45,665
AXIS Specialty Finance LLC 4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	8,000	7,888
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,932
4.49%, 5/1/30	8,000	8,135
Baltimore Gas & Electric Co. 2.40%, 8/15/26	5,000	4,966
Bank of America Corp.
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	4,000	3,949
Investments	Principal Amount	Value
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	$10,000	$9,943
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	98,000	97,013
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	67,087
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	15,000	14,986
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	46,000	44,092
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(a)	41,000	36,986
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,906
3.30%, 8/23/29	22,000	21,509
Barings BDC, Inc. 7.00%, 2/15/29	5,000	5,139
Baxter International, Inc.
1.92%, 2/1/27	49,000	48,040
2.27%, 12/1/28	10,000	9,459
4.90%, 12/15/30	10,000	10,065
Best Buy Co., Inc. 4.45%, 10/1/28	25,000	25,277
BGC Group, Inc.
6.60%, 6/10/29	3,000	3,152
6.15%, 4/2/30	14,000	14,588
Biogen, Inc. 2.25%, 5/1/30	20,000	18,562
Bio-Rad Laboratories, Inc. 3.30%, 3/15/27	5,000	4,963
Black Hills Corp.
3.15%, 1/15/27	13,000	12,910
2.50%, 6/15/30	20,000	18,640
Blackstone Private Credit Fund
2.63%, 12/15/26	58,000	56,995
3.25%, 3/15/27	23,000	22,711
5.60%, 11/22/29	15,000	14,906
5.05%, 9/10/30	36,000	34,467
Blackstone Secured Lending Fund
2.85%, 9/30/28	24,000	22,510
5.13%, 1/31/31	10,000	9,697
Block Financial LLC
3.88%, 8/15/30	22,000	20,966
Blue Owl Capital Corp.
3.40%, 7/15/26	10,000	9,918
2.63%, 1/15/27	67,000	65,402
5.95%, 3/15/29(c)	17,000	16,935

See Notes to Financial Statements.

WisdomTree Trust    199

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Blue Owl Credit Income Corp.
4.70%, 2/8/27	$5,000	$4,921
7.95%, 6/13/28	12,000	12,458
6.60%, 9/15/29	8,000	8,083
5.80%, 3/15/30	24,000	23,541
Blue Owl Technology Finance Corp.
6.10%, 3/15/28	51,000	50,725
6.75%, 4/4/29(c)	5,000	4,983
Boardwalk Pipelines LP 4.80%, 5/3/29	9,000	9,181
Boeing Co.
2.70%, 2/1/27	85,000	84,091
6.26%, 5/1/27	40,000	40,987
2.95%, 2/1/30	87,000	83,438
Booking Holdings, Inc. 3.55%, 3/15/28	5,000	4,969
BorgWarner, Inc.
2.65%, 7/1/27	16,000	15,720
4.95%, 8/15/29	4,000	4,110
Boston Properties LP
2.75%, 10/1/26	84,000	83,331
6.75%, 12/1/27	5,000	5,219
3.40%, 6/21/29	19,000	18,512
2.90%, 3/15/30	6,000	5,665
3.25%, 1/30/31	8,000	7,538
Boston Scientific Corp. 2.65%, 6/1/30	11,000	10,411
BP Capital Markets America, Inc.
3.02%, 1/16/27	10,000	9,937
3.59%, 4/14/27	5,000	4,994
3.94%, 9/21/28	10,000	10,039
4.23%, 11/6/28	5,000	5,053
4.70%, 4/10/29	21,000	21,525
3.63%, 4/6/30	8,000	7,918
BP Capital Markets PLC 3.72%, 11/28/28	5,000	4,992
Brighthouse Financial, Inc. 5.63%, 5/15/30(c)	20,000	20,207
Bristol-Myers Squibb Co. 1.45%, 11/13/30(c)	26,000	23,237
Brixmor Operating Partnership LP 3.90%, 3/15/27	79,000	78,918
Broadcom, Inc.
5.05%, 7/12/29	43,000	44,471
5.05%, 4/15/30	7,000	7,258
4.60%, 7/15/30	20,000	20,446
4.30%, 1/15/31	42,000	42,375
Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	10,000	9,477
Brown & Brown, Inc. 4.50%, 3/15/29	18,000	18,106
Investments	Principal Amount	Value
Bunge Ltd. Finance Corp.
4.20%, 9/17/29	$4,000	$4,027
4.55%, 8/4/30	18,000	18,297
Cadence Design Systems, Inc. 4.30%, 9/10/29	2,000	2,022
Camden Property Trust
4.10%, 10/15/28(c)	5,000	5,029
3.15%, 7/1/29	3,000	2,920
Campbell’s Company/The
5.20%, 3/21/29	9,000	9,258
2.38%, 4/24/30	13,000	12,043
Capital One Financial Corp.
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	117,000	115,178
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	73,000	75,755
4.49%, 9/11/31, (4.493% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.25% thereafter)(a)	92,000	92,061
Cardinal Health, Inc. 5.00%, 11/15/29	18,000	18,559
Carlisle Cos., Inc. 2.75%, 3/1/30	13,000	12,351
Carrier Global Corp.
2.49%, 2/15/27	16,000	15,803
2.72%, 2/15/30	47,000	44,677
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	49,337
4.15%, 1/8/31	25,000	25,206
CBRE Services, Inc.
5.50%, 4/1/29	5,000	5,194
4.80%, 6/15/30	19,000	19,376
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,898
5.10%, 3/1/30	18,000	18,313
Cencora, Inc. 2.80%, 5/15/30	27,000	25,661
Centene Corp.
4.25%, 12/15/27	22,000	21,869
2.45%, 7/15/28	24,000	22,636
4.63%, 12/15/29	11,000	10,734
3.38%, 2/15/30	56,000	51,976
3.00%, 10/15/30	61,000	55,007
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	5,000	4,965
5.20%, 10/1/28	23,000	23,770
CenterPoint Energy, Inc.
5.40%, 6/1/29	28,000	29,130
7.00%, 2/15/55, Series A, (7.00% fixed rate until 2/15/30; 5-year Constant Maturity Treasury Rate + 3.254% thereafter)(a)	5,000	5,264
See Notes to Financial Statements.

200    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Charles Schwab Corp.
0.90%, 3/11/26	$10,000	$9,992
3.30%, 4/1/27	5,000	4,975
3.20%, 1/25/28	5,000	4,958
4.00%, 2/1/29(c)	5,000	5,036
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,380
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,589
4.34%, 11/14/31, (4.343% fixed rate until 11/14/30; Secured Overnight Financing Rate + 0.94% thereafter)(a)	6,000	6,035
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28	4,000	3,965
2.25%, 1/15/29	7,000	6,609
6.10%, 6/1/29	53,000	55,550
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	29,000	29,287
3.70%, 11/15/29	9,000	8,876
Cheniere Energy Partners LP 4.50%, 10/1/29	26,000	26,144
Cheniere Energy, Inc. 4.63%, 10/15/28	17,000	16,996
Choice Hotels International, Inc. 3.70%, 1/15/31	10,000	9,641
Chubb INA Holdings LLC 4.65%, 8/15/29	22,000	22,577
Cigna Group
1.25%, 3/15/26	8,000	7,993
3.05%, 10/15/27	4,000	3,956
5.00%, 5/15/29	37,000	38,124
4.50%, 9/15/30	43,000	43,604
Citigroup, Inc.
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	44,000	44,331
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	15,000	14,930
4.13%, 7/25/28	32,000	32,047
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	21,000	21,638
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	80,000	80,940
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(a)	92,000	86,871
Investments	Principal Amount	Value
4.50%, 9/11/31, (4.503% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.171% thereafter)(a)	$71,000	$71,573
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	7,000	7,319
5.30%, 1/29/36, (5.299% fixed rate until 1/29/31; 5-year Constant Maturity Treasury Rate + 1.45% thereafter)(a)	30,000	30,399
Clorox Co.
4.40%, 5/1/29	11,000	11,138
1.80%, 5/15/30	2,000	1,821
CMS Energy Corp.
3.00%, 5/15/26	3,000	2,997
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	21,000	19,633
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,923
2.05%, 8/15/30	10,000	9,119
CNH Industrial Capital LLC 4.50%, 10/16/30	33,000	33,285
CNH Industrial NV 3.85%, 11/15/27	7,000	6,986
Coca-Cola Co. 1.65%, 6/1/30(c)	33,000	30,246
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	18,000	18,684
Comcast Corp.
4.15%, 10/15/28	22,000	22,167
4.55%, 1/15/29(c)	5,000	5,101
5.10%, 6/1/29	9,000	9,340
1.95%, 1/15/31	33,000	29,839
CommonSpirit Health
3.35%, 10/1/29	8,000	7,797
2.78%, 10/1/30	12,000	11,294
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,983
2.20%, 3/1/30	10,000	9,356
Conagra Brands, Inc.
5.30%, 10/1/26	14,000	14,099
4.85%, 11/1/28	47,000	47,669
5.00%, 8/1/30	11,000	11,225
Concentrix Corp.
6.65%, 8/2/26	2,000	2,014
6.60%, 8/2/28(c)	6,000	6,040
ConocoPhillips Co.
6.95%, 4/15/29	6,000	6,547
4.70%, 1/15/30	10,000	10,254

See Notes to Financial Statements.

WisdomTree Trust    201

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Constellation Brands, Inc.
3.50%, 5/9/27	$29,000	$28,860
3.60%, 2/15/28	29,000	28,826
2.88%, 5/1/30	14,000	13,312
Constellation Energy Generation LLC 4.40%, 1/15/31	18,000	18,127
Consumers Energy Co. 4.90%, 2/15/29	9,000	9,273
Continental Resources, Inc. 4.38%, 1/15/28	14,000	14,025
COPT Defense Properties LP 2.00%, 1/15/29(c)	5,000	4,722
Corebridge Financial, Inc.
3.85%, 4/5/29	40,000	39,553
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	11,000	11,277
Coterra Energy, Inc. 4.38%, 3/15/29	13,000	13,149
Crown Castle, Inc.
4.00%, 3/1/27	4,000	4,000
2.90%, 3/15/27	39,000	38,581
3.65%, 9/1/27	48,000	47,787
5.00%, 1/11/28	5,000	5,085
3.10%, 11/15/29	19,000	18,249
3.30%, 7/1/30	28,000	26,826
CSX Corp.
4.25%, 3/15/29	12,000	12,157
2.40%, 2/15/30	5,000	4,722
CubeSmart LP
3.13%, 9/1/26	5,000	4,976
3.00%, 2/15/30	6,000	5,750
Cummins, Inc. 1.50%, 9/1/30	11,000	9,931
CVS Health Corp.
5.00%, 1/30/29	12,000	12,315
3.25%, 8/15/29	53,000	51,548
5.13%, 2/21/30	22,000	22,699
1.75%, 8/21/30	110,000	98,911
Darden Restaurants, Inc. 4.55%, 10/15/29	7,000	7,100
DCP Midstream Operating LP 5.13%, 5/15/29	8,000	8,230
Deere & Co. 3.10%, 4/15/30	29,000	28,166
Dell International LLC/EMC Corp.
4.75%, 4/1/28	32,000	32,509
5.30%, 10/1/29	34,000	35,260
4.35%, 2/1/30	16,000	16,092
5.00%, 4/1/30	32,000	32,915
DENTSPLY SIRONA, Inc. 3.25%, 6/1/30(c)	10,000	9,388
Investments	Principal Amount	Value
Devon Energy Corp. 4.50%, 1/15/30(c)	$25,000	$25,242
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,956
5.15%, 1/30/30	46,000	47,724
Discover Financial Services 4.10%, 2/9/27	20,000	20,027
DOC DR LLC
4.30%, 3/15/27	9,000	9,023
3.95%, 1/15/28	69,000	68,931
Dollar General Corp.
5.20%, 7/5/28(c)	18,000	18,480
3.50%, 4/3/30	8,000	7,787
Dominion Energy, Inc.
2.85%, 8/15/26, Series D	5,000	4,977
3.60%, 3/15/27, Series B	5,000	4,989
3.38%, 4/1/30, Series C	91,000	88,580
Dow Chemical Co. 7.38%, 11/1/29	35,000	38,504
DR Horton, Inc. 1.30%, 10/15/26	5,000	4,922
DTE Electric Co.
4.85%, 12/1/26	5,000	5,041
2.25%, 3/1/30	21,000	19,716
DTE Energy Co.
4.95%, 7/1/27	4,000	4,048
5.20%, 4/1/30	28,000	29,066
Duke Energy Carolinas LLC 3.95%, 11/15/28	5,000	5,019
Duke Energy Corp. 4.85%, 1/5/27	43,000	43,347
Duke Energy Florida LLC 4.20%, 12/1/30	18,000	18,128
Duke Energy Florida Project Finance LLC 2.54%, 9/1/29, Series 2026	5,864	5,675
Duke Energy Ohio, Inc. 3.65%, 2/1/29	53,000	52,807
Duke Energy Progress LLC 3.45%, 3/15/29	5,000	4,944
DuPont de Nemours, Inc. 4.73%, 11/15/28(d)	15,000	15,215
DXC Technology Co. 2.38%, 9/15/28	5,000	4,719
Eastman Chemical Co. 5.00%, 8/1/29	14,000	14,374
Eaton Vance Corp. 3.50%, 4/6/27	5,000	4,986
eBay, Inc.
1.40%, 5/10/26	10,000	9,951
3.60%, 6/5/27	2,000	1,993
2.70%, 3/11/30	38,000	36,033
Ecolab, Inc. 1.30%, 1/30/31	11,000	9,691

See Notes to Financial Statements.

202    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Edison International
4.13%, 3/15/28	$17,000	$16,920
5.25%, 11/15/28	19,000	19,369
5.45%, 6/15/29	18,000	18,495
Edwards Lifesciences Corp. 4.30%, 6/15/28	8,000	8,051
Elevance Health, Inc.
2.88%, 9/15/29	54,000	51,918
4.75%, 2/15/30	14,000	14,335
2.25%, 5/15/30	22,000	20,384
Eli Lilly & Co.
4.15%, 8/14/27	2,000	2,015
4.50%, 2/9/29	18,000	18,409
3.38%, 3/15/29	7,000	6,935
4.75%, 2/12/30	13,000	13,437
Enact Holdings, Inc. 6.25%, 5/28/29	10,000	10,497
Energy Transfer LP
4.40%, 3/15/27	4,000	4,013
4.20%, 4/15/27	24,000	24,063
4.00%, 10/1/27	56,000	56,082
5.25%, 7/1/29	12,000	12,447
4.15%, 9/15/29	47,000	47,138
5.20%, 4/1/30	7,000	7,277
Entergy Corp.
2.95%, 9/1/26	95,000	94,494
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	10,000	10,473
Entergy Mississippi LLC 2.85%, 6/1/28	5,000	4,900
Enterprise Products Operating LLC
3.95%, 2/15/27	5,000	5,003
4.60%, 1/15/31	25,000	25,549
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)(c)	18,000	18,063
EOG Resources, Inc. 4.38%, 4/15/30	20,000	20,283
EPR Properties
3.75%, 8/15/29	8,000	7,805
4.75%, 11/15/30	9,000	9,023
EQT Corp.
7.50%, 6/1/30	36,000	39,986
4.75%, 1/15/31	10,000	10,144
Equifax, Inc. 4.80%, 9/15/29	30,000	30,557
Equinix, Inc.
2.00%, 5/15/28	17,000	16,296
3.20%, 11/18/29	4,000	3,867
2.15%, 7/15/30	42,000	38,461
Investments	Principal Amount	Value
Equitable Holdings, Inc. 4.35%, 4/20/28	$4,000	$4,020
ERP Operating LP
3.50%, 3/1/28	5,000	4,967
2.50%, 2/15/30	8,000	7,581
Essent Group Ltd. 6.25%, 7/1/29	4,000	4,199
Essential Utilities, Inc. 2.70%, 4/15/30	20,000	18,936
Essex Portfolio LP
3.38%, 4/15/26	10,000	9,990
1.65%, 1/15/31	17,000	15,010
Estee Lauder Cos., Inc. 2.60%, 4/15/30	12,000	11,378
Evergy Kansas Central, Inc. 3.10%, 4/1/27	2,000	1,985
Evergy Metro, Inc. 2.25%, 6/1/30, Series 2020	20,000	18,664
Eversource Energy
2.90%, 3/1/27	38,000	37,612
5.45%, 3/1/28	15,000	15,397
1.65%, 8/15/30, Series R	20,000	17,889
Exelon Corp.
2.75%, 3/15/27	57,000	56,340
5.15%, 3/15/29	8,000	8,268
Expedia Group, Inc. 3.25%, 2/15/30	39,000	37,430
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,990
5.70%, 4/1/28	50,000	51,633
F&G Annuities & Life, Inc.
7.40%, 1/13/28	7,000	7,271
6.50%, 6/4/29	4,000	4,118
Federal Realty OP LP 3.50%, 6/1/30	13,000	12,639
FedEx Corp.
3.10%, 8/5/29	8,000	7,795
3.10%, 8/5/29	21,000	20,380
4.25%, 5/15/30	8,000	8,076
Fidelity National Financial, Inc. 3.40%, 6/15/30	11,000	10,507
Fidelity National Information Services, Inc.
1.15%, 3/1/26	12,000	12,000
1.65%, 3/1/28(c)	6,000	5,726
3.75%, 5/21/29	4,000	3,944
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	19,000	18,720
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	35,000	35,582

See Notes to Financial Statements.

WisdomTree Trust    203

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(a)	$20,000	$20,427
Fifth Third Financial Corp. 4.00%, 2/1/29	17,000	16,997
First Horizon Corp. 5.51%, 3/7/31, (5.514% fixed rate until 3/7/30; Secured Overnight Financing Rate + 1.766% thereafter)(a)	12,000	12,430
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	45,000	46,562
FirstEnergy Corp. 3.90%, 7/15/27, Series B	64,000	64,143
FirstEnergy Transmission LLC 4.55%, 1/15/30	3,000	3,045
Fiserv, Inc.
5.15%, 3/15/27	108,000	109,057
3.50%, 7/1/29	40,000	38,876
4.75%, 3/15/30	11,000	11,090
Flex Ltd. 4.88%, 6/15/29	7,000	7,132
FMC Corp. 3.20%, 10/1/26	5,000	4,938
FNB Corp. 5.72%, 12/11/30, (5.722% fixed rate until 12/11/29; Secured Overnight Financing Index + 1.93% thereafter)(a)	17,000	17,487
Ford Motor Credit Co. LLC 5.73%, 9/5/30	209,000	215,086
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	9,000	8,727
Fox Corp. 3.50%, 4/8/30	24,000	23,398
Franklin BSP Capital Corp. 6.00%, 10/2/30(d)	8,000	7,780
Franklin Resources, Inc. 1.60%, 10/30/30	8,000	7,193
Freeport-McMoRan, Inc.
5.25%, 9/1/29	4,000	4,062
4.25%, 3/1/30	17,000	17,039
FS KKR Capital Corp.
6.88%, 8/15/29	4,000	3,953
6.13%, 1/15/30	32,000	30,713
GATX Corp. 4.00%, 6/30/30	17,000	16,882
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	26,000	26,656
4.80%, 1/15/31	23,000	23,568
General Dynamics Corp. 3.63%, 4/1/30	9,000	8,914
General Electric Co. 4.30%, 7/29/30	9,000	9,147
Investments	Principal Amount	Value
General Mills, Inc.
4.70%, 1/30/27	$27,000	$27,180
3.20%, 2/10/27(c)	84,000	83,488
4.20%, 4/17/28	11,000	11,043
5.50%, 10/17/28	14,000	14,523
General Motors Co.
4.20%, 10/1/27	4,000	4,010
5.63%, 4/15/30	5,000	5,245
General Motors Financial Co., Inc.
3.85%, 1/5/28	39,000	38,891
5.55%, 7/15/29	41,000	42,696
4.90%, 10/6/29	8,000	8,181
5.35%, 1/7/30	36,000	37,371
3.60%, 6/21/30	209,000	203,131
Genpact Luxembourg Sarl/Genpact USA, Inc. 1.75%, 4/10/26	17,000	16,956
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/30	8,000	7,912
Genuine Parts Co.
4.95%, 8/15/29	12,000	12,160
1.88%, 11/1/30	8,000	7,069
Georgia Power Co. 2.65%, 9/15/29, Series B	3,000	2,876
Gilead Sciences, Inc. 1.65%, 10/1/30	15,000	13,567
Global Payments, Inc.
2.15%, 1/15/27	26,000	25,593
3.20%, 8/15/29	14,000	13,432
2.90%, 5/15/30	45,000	41,928
4.88%, 11/15/30	23,000	22,979
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/31	24,000	23,134
Goldman Sachs BDC, Inc. 5.65%, 9/9/30(c)	10,000	9,761
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	177,000	174,649
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	56,000	58,010
4.37%, 10/21/31, (4.369% fixed rate until 10/21/30; Secured Overnight Financing Rate + 1.06% thereafter)(a)	50,000	50,011
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	66,000	59,063
Goldman Sachs Private Credit Corp.
6.25%, 5/6/30(d)	2,000	2,007
5.88%, 1/31/31(c)(d)	19,000	18,680
Golub Capital BDC, Inc. 6.00%, 7/15/29	31,000	31,133

See Notes to Financial Statements.

204    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Golub Capital Private Credit Fund
5.80%, 9/12/29	$4,000	$4,022
5.88%, 5/1/30	26,000	26,010
GXO Logistics, Inc.
1.65%, 7/15/26	10,000	9,898
6.25%, 5/6/29	3,000	3,171
HA Sustainable Infrastructure Capital, Inc. 6.15%, 1/15/31	8,000	8,305
Halliburton Co. 2.92%, 3/1/30	22,000	21,087
Hartford Insurance Group, Inc. 2.80%, 8/19/29(c)	4,000	3,850
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,967
3.90%, 11/19/29	12,000	11,899
HCA, Inc.
4.50%, 2/15/27	4,000	4,007
3.13%, 3/15/27	64,000	63,477
4.13%, 6/15/29	34,000	34,052
5.25%, 3/1/30	22,000	22,830
3.50%, 9/1/30	68,000	65,896
Healthcare Realty Holdings LP
3.50%, 8/1/26	5,000	4,981
3.75%, 7/1/27	8,000	7,973
3.10%, 2/15/30	5,000	4,788
Healthpeak OP LLC
3.50%, 7/15/29	4,000	3,923
3.00%, 1/15/30	6,000	5,742
Helmerich & Payne, Inc. 4.85%, 12/1/29(c)	4,000	4,077
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,945
3.38%, 1/20/27	5,000	4,934
Hershey Co. 1.70%, 6/1/30	10,000	9,137
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	10,000	9,981
4.40%, 9/25/27	17,000	17,104
4.55%, 10/15/29	13,000	13,159
4.40%, 10/15/30	31,000	31,051
HF Sinclair Corp. 5.75%, 1/15/31	12,000	12,456
Highwoods Realty LP
4.20%, 4/15/29	4,000	3,961
3.05%, 2/15/30	12,000	11,307
Home Depot, Inc.
2.95%, 6/15/29	17,000	16,562
3.95%, 9/15/30	30,000	30,130
Honeywell International, Inc. 1.95%, 6/1/30	28,000	25,832
Hormel Foods Corp. 1.80%, 6/11/30	9,000	8,216
Investments	Principal Amount	Value
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	$30,000	$28,778
Howmet Aerospace, Inc. 3.00%, 1/15/29	10,000	9,764
HP, Inc.
4.00%, 4/15/29	13,000	12,923
5.40%, 4/25/30	59,000	61,204
HPS Corporate Lending Fund
5.45%, 1/14/28	36,000	36,164
5.45%, 11/15/30(d)	25,000	24,624
Hubbell, Inc. 3.50%, 2/15/28	35,000	34,790
Humana, Inc.
1.35%, 2/3/27	30,000	29,237
5.75%, 3/1/28	11,000	11,303
4.88%, 4/1/30	16,000	16,230
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)(c)	21,000	21,137
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(a)(c)	48,000	49,695
Huntington Ingalls Industries, Inc. 4.20%, 5/1/30	32,000	31,969
Hyatt Hotels Corp.
4.38%, 9/15/28	25,000	25,148
5.75%, 4/23/30	21,000	22,072
IDEX Corp. 3.00%, 5/1/30	12,000	11,497
Illumina, Inc. 4.75%, 12/12/30	9,000	9,138
Indiana Michigan Power Co. 3.85%, 5/15/28	4,000	4,002
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,171
5.18%, 6/15/29	27,000	28,004
Ingredion, Inc. 3.20%, 10/1/26	14,000	13,940
Intel Corp.
3.75%, 3/25/27	2,000	1,997
3.75%, 8/5/27	10,000	9,968
1.60%, 8/12/28	15,000	14,186
2.45%, 11/15/29	23,000	21,689
3.90%, 3/25/30	64,000	63,280
Intercontinental Exchange, Inc. 4.35%, 6/15/29	41,000	41,535
International Business Machines Corp. 6.50%, 1/15/28	19,000	19,921
Interstate Power & Light Co. 2.30%, 6/1/30	24,000	22,405
See Notes to Financial Statements.

WisdomTree Trust    205

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	$4,000	$3,807
5.45%, 8/15/30	8,000	8,340
IQVIA, Inc. 6.25%, 2/1/29	42,000	44,157
Jabil, Inc.
4.25%, 5/15/27	19,000	19,071
3.00%, 1/15/31	18,000	16,885
Jackson Financial, Inc. 5.17%, 6/8/27	5,000	5,066
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	4,000	4,204
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	10,000	10,000
4.90%, 3/15/30	9,000	9,256
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/29	18,000	17,487
JM Smucker Co. 2.38%, 3/15/30	15,000	14,056
John Deere Capital Corp.
3.45%, 3/7/29	5,000	4,959
2.80%, 7/18/29	2,000	1,938
1.45%, 1/15/31	35,000	31,257
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/29	18,000	18,830
JPMorgan Chase & Co.
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	73,924
3.63%, 12/1/27	25,000	24,879
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	3,000	2,970
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	54,543
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(a)	88,000	89,584
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	43,157
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	43,000	43,802
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	70,000	62,718
4.35%, 1/22/32, (4.347% fixed rate until 1/22/31; Secured Overnight Financing Rate + 0.84% thereafter)(a)	47,000	47,235
Investments	Principal Amount	Value
Juniper Networks, Inc. 2.00%, 12/10/30	$10,000	$8,986
Kenvue, Inc. 5.00%, 3/22/30	4,000	4,147
Keurig Dr. Pepper, Inc.
5.10%, 3/15/27	20,000	20,216
3.95%, 4/15/29	78,000	77,545
3.20%, 5/1/30	7,000	6,705
KeyCorp
2.55%, 10/1/29	60,000	57,025
5.12%, 4/4/31, (5.121% fixed rate until 4/4/30; Secured Overnight Financing Index + 1.227% thereafter)(a)	6,000	6,156
Keysight Technologies, Inc.
4.60%, 4/6/27	23,000	23,131
5.35%, 7/30/30	11,000	11,530
Kilroy Realty LP 3.05%, 2/15/30	9,000	8,368
Kimberly-Clark Corp. 3.20%, 4/25/29	10,000	9,835
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	14,962
3.88%, 5/15/27	20,000	19,967
4.63%, 1/30/29	4,000	4,067
Kroger Co.
2.65%, 10/15/26	32,000	31,752
1.70%, 1/15/31	13,000	11,581
L3Harris Technologies, Inc.
5.40%, 1/15/27	45,000	45,597
5.05%, 6/1/29	12,000	12,378
1.80%, 1/15/31	11,000	9,859
Laboratory Corp. of America Holdings
2.95%, 12/1/29	6,000	5,773
4.35%, 4/1/30	24,000	24,206
Lam Research Corp. 4.00%, 3/15/29	49,000	49,228
Las Vegas Sands Corp.
3.50%, 8/18/26	10,000	9,964
5.90%, 6/1/27	13,000	13,227
5.63%, 6/15/28	100,000	102,479
3.90%, 8/8/29	18,000	17,628
6.00%, 6/14/30	10,000	10,508
Lazard Group LLC 4.38%, 3/11/29	9,000	9,032
Lear Corp. 4.25%, 5/15/29	11,000	11,005
Leidos, Inc. 4.38%, 5/15/30	10,000	10,036
Lennar Corp.
4.75%, 11/29/27	13,000	13,117
5.20%, 7/30/30	19,000	19,692

See Notes to Financial Statements.

206    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Lennox International, Inc. 5.50%, 9/15/28	$30,000	$31,048
Lincoln National Corp. 3.40%, 1/15/31	14,000	13,190
Linde, Inc. 1.10%, 8/10/30	20,000	17,771
LKQ Corp. 5.75%, 6/15/28	6,000	6,164
Lockheed Martin Corp.
4.50%, 2/15/29	10,000	10,202
1.85%, 6/15/30	8,000	7,341
Lowe’s Cos., Inc.
4.80%, 4/1/26	10,000	10,002
2.50%, 4/15/26	6,000	5,991
3.65%, 4/5/29	33,000	32,727
1.70%, 10/15/30	70,000	62,949
LPL Holdings, Inc.
6.75%, 11/17/28	5,000	5,305
5.15%, 6/15/30	35,000	35,725
LYB International Finance III LLC 2.25%, 10/1/30	15,000	13,570
M&T Bank Corp.
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(a)	11,000	11,181
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(a)	2,000	2,169
5.18%, 7/8/31, (5.179% fixed rate until 7/8/30; Secured Overnight Financing Rate + 1.40% thereafter)(a)	25,000	25,826
Main Street Capital Corp. 6.95%, 3/1/29(c)	13,000	13,511
Marathon Petroleum Corp.
5.13%, 12/15/26	21,000	21,122
3.80%, 4/1/28	12,000	11,972
5.15%, 3/1/30	13,000	13,476
Markel Group, Inc. 3.35%, 9/17/29	3,000	2,921
Marriott International, Inc.
5.00%, 10/15/27	19,000	19,310
4.90%, 4/15/29	19,000	19,475
4.63%, 6/15/30, Series FF	26,000	26,496
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	23,000	23,245
2.25%, 11/15/30	9,000	8,266
Martin Marietta Materials, Inc.
3.50%, 12/15/27	3,000	2,981
2.50%, 3/15/30, Series CB	9,000	8,485
Marvell Technology, Inc. 5.75%, 2/15/29	8,000	8,359
Masco Corp. 2.00%, 10/1/30	9,000	8,162
Investments	Principal Amount	Value
MasTec, Inc. 5.90%, 6/15/29	$4,000	$4,200
Mastercard, Inc. 2.95%, 6/1/29	25,000	24,370
Mattel, Inc. 5.00%, 11/17/30	8,000	8,120
McCormick & Co., Inc. 2.50%, 4/15/30	10,000	9,388
McDonald’s Corp.
4.80%, 8/14/28	40,000	40,935
5.00%, 5/17/29	43,000	44,476
McKesson Corp. 4.65%, 5/30/30	10,000	10,239
Merck & Co., Inc. 3.40%, 3/7/29	60,000	59,452
MetLife, Inc. 4.55%, 3/23/30(c)	9,000	9,199
Microchip Technology, Inc.
5.05%, 3/15/29	7,000	7,190
5.05%, 2/15/30	24,000	24,649
Micron Technology, Inc. 5.30%, 1/15/31	13,000	13,659
Mid-America Apartments LP 3.95%, 3/15/29	5,000	5,003
Mississippi Power Co. 3.95%, 3/30/28	5,000	5,011
Mohawk Industries, Inc.
5.85%, 9/18/28	4,000	4,168
3.63%, 5/15/30	8,000	7,831
Mondelez International, Inc. 4.75%, 2/20/29	42,000	42,990
Morgan Stanley
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	52,000	51,779
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	54,273
3.59%, 7/22/28(a)	70,000	69,606
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	46,813
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	103,000	97,431
4.36%, 10/22/31, Series I, (4.356% fixed rate until 10/22/30; Secured Overnight Financing Rate + 1.074% thereafter)(a)	36,000	36,055
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	5,000	4,994
6.00%, 5/19/30(c)	8,000	8,027
Mosaic Co.
5.38%, 11/15/28	7,000	7,230
4.60%, 11/15/30	24,000	24,303

See Notes to Financial Statements.

WisdomTree Trust    207

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Motorola Solutions, Inc.
4.60%, 5/23/29	$11,000	$11,171
2.30%, 11/15/30	20,000	18,403
MPLX LP
4.00%, 3/15/28	14,000	14,013
4.80%, 2/15/29	20,000	20,390
2.65%, 8/15/30	19,000	17,804
Mylan, Inc. 4.55%, 4/15/28	39,000	39,192
Nasdaq, Inc. 5.35%, 6/28/28	56,000	57,640
National Fuel Gas Co. 5.50%, 3/15/30	38,000	39,568
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	8,000	7,937
5.60%, 11/13/26	5,000	5,055
4.30%, 12/10/30	21,000	21,194
NetApp, Inc. 2.70%, 6/22/30	11,000	10,323
Netflix, Inc. 6.38%, 5/15/29	28,000	30,083
New Mountain Finance Corp. 6.88%, 2/1/29(c)	5,000	5,052
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	8,000	7,864
2.75%, 11/1/29	43,000	41,235
5.05%, 3/15/30	10,000	10,367
2.25%, 6/1/30	167,000	154,957
NIKE, Inc.
2.38%, 11/1/26	10,000	9,908
2.85%, 3/27/30	12,000	11,547
NiSource, Inc.
5.25%, 3/30/28	24,000	24,607
2.95%, 9/1/29	32,000	30,930
NNN REIT, Inc.
3.60%, 12/15/26	5,000	4,987
2.50%, 4/15/30	9,000	8,438
Nordson Corp. 4.50%, 12/15/29	10,000	10,140
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,988
3.80%, 8/1/28	8,000	7,997
5.05%, 8/1/30	24,000	24,967
Northern Trust Corp. 1.95%, 5/1/30	12,000	11,086
Northrop Grumman Corp.
4.60%, 2/1/29	25,000	25,503
4.65%, 7/15/30	20,000	20,491
NOV, Inc. 3.60%, 12/1/29(c)	9,000	8,833
NSTAR Electric Co.
3.25%, 5/15/29	2,000	1,961
3.95%, 4/1/30	15,000	14,940
Investments	Principal Amount	Value
Nucor Corp. 2.70%, 6/1/30	$9,000	$8,540
NVR, Inc. 3.00%, 5/15/30	8,000	7,654
Oaktree Specialty Lending Corp. 7.10%, 2/15/29	5,000	5,070
Oaktree Strategic Credit Fund
6.50%, 7/23/29	5,000	5,123
6.19%, 7/15/30(c)(d)	18,000	17,898
Ohio Power Co. 1.63%, 1/15/31, Series Q	11,000	9,753
Oklahoma Gas & Electric Co.
3.25%, 4/1/30	9,000	8,750
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	7,000	6,822
5.20%, 7/1/30	23,000	23,581
Omnicom Group, Inc.
4.75%, 3/30/30	7,000	7,136
2.45%, 4/30/30	19,000	17,699
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	15,000	14,995
Oncor Electric Delivery Co. LLC 4.65%, 11/1/29	11,000	11,254
ONE Gas, Inc. 5.10%, 4/1/29	21,000	21,719
ONEOK, Inc.
4.85%, 7/15/26	10,000	10,012
5.55%, 11/1/26	40,000	40,370
4.00%, 7/13/27	79,000	79,086
4.35%, 3/15/29	7,000	7,046
3.40%, 9/1/29	4,000	3,913
4.40%, 10/15/29	16,000	16,133
5.80%, 11/1/30	23,000	24,395
Oracle Corp.
2.30%, 3/25/28	61,000	58,486
4.50%, 5/6/28	88,000	88,495
4.20%, 9/27/29	11,000	10,869
2.95%, 4/1/30	25,000	23,266
3.25%, 5/15/30	30,000	28,212
4.45%, 9/26/30	33,000	32,352
O’Reilly Automotive, Inc.
5.75%, 11/20/26	18,000	18,210
3.90%, 6/1/29	8,000	7,979
4.20%, 4/1/30	48,000	48,205
Otis Worldwide Corp. 2.57%, 2/15/30	27,000	25,523
Ovintiv, Inc. 8.13%, 9/15/30	8,000	9,217
Owens Corning
3.95%, 8/15/29	6,000	5,980
3.50%, 2/15/30	3,000	2,936
PACCAR Financial Corp. 4.60%, 1/31/29	5,000	5,121

See Notes to Financial Statements.

208    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Pacific Gas & Electric Co.
3.30%, 3/15/27	$5,000	$4,964
3.75%, 7/1/28	73,000	72,547
4.55%, 7/1/30	53,000	53,250
PacifiCorp
5.10%, 2/15/29	5,000	5,143
3.50%, 6/15/29(c)	10,000	9,804
2.70%, 9/15/30	37,000	34,516
Packaging Corp. of America 3.00%, 12/15/29	9,000	8,676
Paramount Global
3.38%, 2/15/28	7,000	6,763
4.20%, 6/1/29	11,000	10,593
7.88%, 7/30/30	13,000	13,704
4.95%, 1/15/31	12,000	11,228
Parker-Hannifin Corp. 4.50%, 9/15/29	18,000	18,337
PartnerRe Finance B LLC 3.70%, 7/2/29	6,000	5,915
Paychex, Inc. 5.10%, 4/15/30	30,000	30,654
PayPal Holdings, Inc. 2.30%, 6/1/30	21,000	19,624
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/29	6,000	6,133
PepsiCo, Inc.
2.63%, 3/19/27	10,000	9,891
2.63%, 7/29/29(c)	12,000	11,572
1.63%, 5/1/30	43,000	39,348
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/28	8,000	8,116
Pfizer, Inc.
1.70%, 5/28/30	9,000	8,238
4.20%, 11/15/30	50,000	50,512
PG&E Wildfire Recovery Funding LLC 4.02%, 6/1/31, Series A-1	5,388	5,397
Philip Morris International, Inc.
4.88%, 2/15/28	10,000	10,197
4.88%, 2/13/29	7,000	7,197
4.63%, 11/1/29	5,000	5,120
5.13%, 2/15/30	12,000	12,470
4.38%, 4/30/30	7,000	7,092
1.75%, 11/1/30	47,000	42,372
Phillips 66
3.90%, 3/15/28	3,000	2,998
2.15%, 12/15/30	20,000	18,253
Phillips 66 Co. 3.15%, 12/15/29	6,000	5,820
Piedmont Operating Partnership LP 6.88%, 7/15/29	5,000	5,315
Pinnacle West Capital Corp. 5.15%, 5/15/30	48,000	49,754
Investments	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	$93,000	$93,307
3.55%, 12/15/29(c)	6,000	5,883
4.70%, 1/15/31	13,000	13,204
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	40,000	41,446
4.90%, 5/13/31, (4.899% fixed rate until 5/13/30; Secured Overnight Financing Rate + 1.333% thereafter)(a)	42,000	43,152
PPG Industries, Inc. 2.80%, 8/15/29	6,000	5,798
PPL Capital Funding, Inc. 3.10%, 5/15/26(c)	10,000	9,982
Principal Financial Group, Inc. 3.70%, 5/15/29	6,000	5,942
Progressive Corp. 4.00%, 3/1/29	5,000	5,026
Prologis LP
2.88%, 11/15/29	3,000	2,892
2.25%, 4/15/30	8,000	7,496
1.25%, 10/15/30	18,000	15,926
Prudential Financial, Inc.
1.50%, 3/10/26	14,000	13,993
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(c)	5,000	4,939
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	14,000	14,145
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)(c)	40,000	37,416
Public Service Co. of Colorado 3.70%, 6/15/28	5,000	4,989
Public Service Electric & Gas Co. 3.20%, 5/15/29	26,000	25,518
Public Service Enterprise Group, Inc. 1.60%, 8/15/30	30,000	26,910
Public Storage Operating Co. 1.50%, 11/9/26	32,000	31,514
Qorvo, Inc. 4.38%, 10/15/29	4,000	3,942
QUALCOMM, Inc. 2.15%, 5/20/30	20,000	18,634
Quanta Services, Inc. 2.90%, 10/1/30	32,000	30,267
Quest Diagnostics, Inc. 2.95%, 6/30/30	34,000	32,433
Radian Group, Inc. 6.20%, 5/15/29	5,000	5,246

See Notes to Financial Statements.

WisdomTree Trust    209

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Realty Income Corp.
3.25%, 6/15/29	$22,000	$21,555
3.40%, 1/15/30	6,000	5,865
3.25%, 1/15/31	12,000	11,517
Regal Rexnord Corp. 6.30%, 2/15/30	10,000	10,685
Regency Centers LP 2.95%, 9/15/29	5,000	4,836
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	29,000	26,151
Regions Financial Corp. 5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	9,000	9,429
Reinsurance Group of America, Inc. 3.90%, 5/15/29	53,000	52,711
Republic Services, Inc. 4.75%, 7/15/30	17,000	17,484
Revvity, Inc. 3.30%, 9/15/29	9,000	8,732
Rexford Industrial Realty LP 2.13%, 12/1/30	7,000	6,344
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,979
2.95%, 9/15/29	3,000	2,876
2.00%, 6/30/30	48,000	43,595
Royalty Pharma PLC 2.20%, 9/2/30(c)	22,000	20,202
RTX Corp.
3.50%, 3/15/27	56,000	55,840
4.13%, 11/16/28	41,000	41,252
2.25%, 7/1/30	11,000	10,255
Ryder System, Inc.
5.50%, 6/1/29	37,000	38,588
4.95%, 9/1/29	8,000	8,210
4.90%, 12/1/29	7,000	7,195
5.00%, 3/15/30	5,000	5,151
S&P Global, Inc.
4.75%, 8/1/28	26,000	26,557
2.70%, 3/1/29	13,000	12,570
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	28,000	28,131
4.50%, 5/15/30	31,000	31,355
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	10,000	9,856
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	9,000	9,375
5.47%, 3/20/29, (5.473% fixed rate until 3/20/28; Secured Overnight Financing Rate + 1.61% thereafter)(a)	79,000	80,771
Investments	Principal Amount	Value
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	$6,000	$6,263
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(a)	24,000	24,696
5.74%, 3/20/31, (5.741% fixed rate until 3/20/30; Secured Overnight Financing Rate + 1.878% thereafter)(a)(c)	32,000	33,315
Schlumberger Holdings Corp. 4.50%, 5/15/28(d)	12,000	12,151
Sempra
3.40%, 2/1/28	60,000	59,386
3.70%, 4/1/29	8,000	7,919
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	56,328
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	7,000	7,125
ServiceNow, Inc. 1.40%, 9/1/30	14,000	12,408
Sherwin-Williams Co.
2.95%, 8/15/29	11,000	10,633
2.30%, 5/15/30	7,000	6,513
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26(c)	53,000	52,800
Simon Property Group LP
3.25%, 11/30/26	31,000	30,892
4.38%, 10/1/30	18,000	18,226
Sixth Street Lending Partners
6.50%, 3/11/29	9,000	9,304
6.13%, 7/15/30	27,000	27,402
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/30(c)	9,000	8,950
Solventum Corp.
5.45%, 2/25/27	6,000	6,081
5.40%, 3/1/29	3,000	3,113
Sonoco Products Co. 3.13%, 5/1/30	17,000	16,258
Southern California Edison Co.
4.88%, 2/1/27	5,000	5,035
3.65%, 3/1/28, Series B	5,000	4,967
5.30%, 3/1/28	5,000	5,117
4.20%, 3/1/29, Series A	37,000	37,049
2.25%, 6/1/30	3,000	2,760
Southern Co.
5.50%, 3/15/29	43,000	44,819
3.70%, 4/30/30, Series A	40,000	39,399
Southwest Airlines Co.
5.13%, 6/15/27	32,000	32,374
2.63%, 2/10/30(c)	31,000	29,083
See Notes to Financial Statements.

210    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Southwest Gas Corp.
5.45%, 3/23/28	$32,000	$32,898
3.70%, 4/1/28	19,000	18,945
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	13,000	12,989
Spectra Energy Partners LP 3.38%, 10/15/26	64,000	63,768
Stanley Black & Decker, Inc. 4.25%, 11/15/28	16,000	16,080
Starbucks Corp.
4.85%, 2/8/27	19,000	19,157
4.50%, 5/15/28	81,000	81,984
3.55%, 8/15/29	3,000	2,967
2.25%, 3/12/30	40,000	37,338
State Street Corp. 3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	8,000	7,645
Steel Dynamics, Inc. 3.45%, 4/15/30	28,000	27,248
Store Capital LLC 2.75%, 11/18/30	14,000	12,878
Stryker Corp.
4.25%, 9/11/29	27,000	27,306
4.85%, 2/10/30	4,000	4,125
1.95%, 6/15/30	17,000	15,612
Sun Communities Operating LP 2.30%, 11/1/28	4,000	3,822
Sutter Health 3.70%, 8/15/28, Series 2018	16,000	15,942
Synchrony Financial 5.45%, 3/6/31, (5.45% fixed rate until 3/6/30; Secured Overnight Financing Rate + 1.68% thereafter)(a)	46,000	47,037
Synopsys, Inc. 4.85%, 4/1/30	35,000	35,853
Sysco Corp.
5.75%, 1/17/29	17,000	17,831
5.95%, 4/1/30	20,000	21,294
Take-Two Interactive Software, Inc. 5.40%, 6/12/29	23,000	23,846
Tampa Electric Co. 4.90%, 3/1/29	18,000	18,490
Tanger Properties LP 3.88%, 7/15/27	6,000	5,987
Tapestry, Inc. 5.10%, 3/11/30	11,000	11,358
Targa Resources Corp. 4.90%, 9/15/30	29,000	29,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/28	83,000	83,052
Target Corp. 2.65%, 9/15/30	17,000	16,090
Investments	Principal Amount	Value
TD SYNNEX Corp. 2.38%, 8/9/28	$4,000	$3,833
Teledyne FLIR LLC 2.50%, 8/1/30	10,000	9,373
Teledyne Technologies, Inc. 1.60%, 4/1/26	14,000	13,971
Texas Instruments, Inc. 1.75%, 5/4/30	23,000	21,143
Textron, Inc.
3.90%, 9/17/29	4,000	3,980
3.00%, 6/1/30	11,000	10,537
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	5,000	4,753
4.98%, 8/10/30	10,000	10,398
T-Mobile USA, Inc.
2.40%, 3/15/29	44,000	42,040
4.20%, 10/1/29	12,000	12,095
3.88%, 4/15/30	152,000	150,842
Toll Brothers Finance Corp.
4.88%, 3/15/27	22,000	22,135
3.80%, 11/1/29	3,000	2,971
Toyota Motor Credit Corp. 3.65%, 1/8/29	29,000	28,957
Tractor Supply Co. 1.75%, 11/1/30	8,000	7,170
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/28	54,000	54,100
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	10,000	10,051
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	10,000	10,158
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	10,000	9,557
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	16,144
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,377
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(a)	11,000	11,350
TWDC Enterprises 18 Corp. 1.85%, 7/30/26	10,000	9,923
Tyson Foods, Inc.
4.35%, 3/1/29	14,000	14,125
5.40%, 3/15/29	34,000	35,266
U.S. Bancorp
3.10%, 4/27/26, Series W	2,000	1,998
2.38%, 7/22/26, Series V	3,000	2,983

See Notes to Financial Statements.

WisdomTree Trust    211

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
3.15%, 4/27/27, Series X	$2,000	$1,989
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	2,000	2,037
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,850
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	15,000	15,202
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	21,000	21,825
3.00%, 7/30/29	16,000	15,544
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,373
1.38%, 7/22/30	15,000	13,419
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	6,000	6,206
Uber Technologies, Inc. 4.30%, 1/15/30	29,000	29,181
UDR, Inc.
4.40%, 1/26/29	5,000	5,053
3.20%, 1/15/30	13,000	12,613
Union Electric Co. 3.50%, 3/15/29	5,000	4,948
Union Pacific Corp. 3.70%, 3/1/29	56,000	55,865
United Parcel Service, Inc. 4.65%, 10/15/30(c)	18,000	18,606
UnitedHealth Group, Inc.
4.80%, 1/15/30	14,000	14,407
5.30%, 2/15/30	14,000	14,646
4.65%, 1/15/31	26,000	26,564
Universal Health Services, Inc.
1.65%, 9/1/26	10,000	9,875
2.65%, 10/15/30	23,000	21,142
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	16,000	15,984
Valero Energy Corp.
2.15%, 9/15/27	26,000	25,319
5.15%, 2/15/30	11,000	11,408
Ventas Realty LP
3.25%, 10/15/26	5,000	4,977
4.40%, 1/15/29	6,000	6,058
3.00%, 1/15/30	34,000	32,587
Veralto Corp.
5.50%, 9/18/26	10,000	10,074
5.35%, 9/18/28	5,000	5,164
Verisk Analytics, Inc. 4.13%, 3/15/29	4,000	4,013
Investments	Principal Amount	Value
Verizon Communications, Inc.
4.13%, 3/16/27	$3,000	$3,011
1.68%, 10/30/30	30,000	26,923
4.78%, 2/15/35	18,000	17,933
5.40%, 7/2/37	57,000	58,633
VICI Properties LP
4.75%, 2/15/28	5,000	5,049
4.95%, 2/15/30	44,000	44,753
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	5,000	4,970
3.50%, 3/15/27, Series A	5,000	4,983
2.88%, 7/15/29, Series A	7,000	6,773
VMware LLC
1.40%, 8/15/26	16,000	15,811
1.80%, 8/15/28	7,000	6,658
4.70%, 5/15/30	13,000	13,284
Vontier Corp. 2.40%, 4/1/28	24,000	23,186
Vulcan Materials Co.
3.90%, 4/1/27	5,000	5,000
3.50%, 6/1/30	26,000	25,437
Walt Disney Co. 2.65%, 1/13/31	45,000	42,625
Waste Connections, Inc.
3.50%, 5/1/29	4,000	3,970
2.60%, 2/1/30	9,000	8,576
Waste Management, Inc.
3.88%, 1/15/29	65,000	65,154
4.88%, 2/15/29	5,000	5,148
Webster Financial Corp. 5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(a)	7,000	7,223
WEC Energy Group, Inc.
2.20%, 12/15/28	6,000	5,734
1.80%, 10/15/30	12,000	10,803
Wells Fargo & Co.
4.30%, 7/22/27	20,000	20,076
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	1,000	995
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	6,000	6,065
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	63,000	65,205
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	52,753
7.95%, 11/15/29, Series B	14,000	15,809

See Notes to Financial Statements.

212    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	$25,000	$25,760
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	9,000	8,615
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	68,000	64,015
Welltower OP LLC
2.70%, 2/15/27	5,000	4,945
2.05%, 1/15/29	5,000	4,755
3.10%, 1/15/30	16,000	15,473
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	9,000	8,911
Western Midstream Operating LP
4.65%, 7/1/26	17,000	17,005
4.05%, 2/1/30	43,000	42,496
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/30	15,000	15,457
Weyerhaeuser Co.
4.75%, 5/15/26	2,000	2,004
4.00%, 4/15/30	30,000	29,775
Williams Cos., Inc.
4.80%, 11/15/29	14,000	14,352
4.63%, 6/30/30	56,000	56,986
Willis North America, Inc. 2.95%, 9/15/29	3,000	2,871
Wisconsin Electric Power Co. 5.00%, 5/15/29	16,000	16,530
Workday, Inc. 3.70%, 4/1/29(c)	14,000	13,770
WP Carey, Inc. 4.65%, 7/15/30	8,000	8,115
Xcel Energy, Inc. 4.75%, 3/21/28	54,000	54,863
Xylem, Inc. 1.95%, 1/30/28	39,000	37,662
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/27	13,000	13,097
5.05%, 2/19/30	9,000	9,311
Zoetis, Inc. 2.00%, 5/15/30	23,000	21,238
Total United States		19,820,439
TOTAL CORPORATE BONDS (Cost: $22,224,428)		22,480,615
Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.9%
Indonesia – 0.5%
Indonesia Government International Bonds 4.10%, 4/24/28	$210,000	$211,090
Mexico – 0.5%
Mexico Government International Bonds 4.50%, 4/22/29	200,000	201,433
Panama – 0.2%
Panama Government International Bonds 8.88%, 9/30/27	58,000	62,363
Philippines – 0.6%
Philippine Government International Bonds 2.46%, 5/5/30	285,000	267,476
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,996
5.50%, 11/16/27	10,000	10,298
4.63%, 3/18/29	31,000	31,792
Total Poland		57,086
Uruguay – 0.0%
Uruguay Government International Bonds 4.38%, 10/27/27	16,507	16,639
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $812,296)		816,087
COMMERCIAL MORTGAGE-BACKED SECURITIES – 12.4%
United States – 12.4%
BANK 3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	174,788
BANK5 5.42%, 12/15/57, Series 2024-5YR12, Class A2	300,000	312,197
Barclays Commercial Mortgage Trust 3.58%, 5/15/52, Series 2019-C3, Class A4	300,000	294,870
BBCMS Mortgage Trust 4.31%, 12/15/51, Series 2018-C2, Class A5	200,000	200,836
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	169,061	167,610
5.93%, 3/15/57, Series 2024-V6, Class A3	142,000	149,044
5.28%, 9/15/57, Series 2024-V10, Class A3	100,000	103,711
Citigroup Commercial Mortgage Trust 3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	102,589
COMM Mortgage Trust 4.57%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	97,496
CSAIL Commercial Mortgage Trust 3.33%, 6/15/52, Series 2019-C16, Class A3	192,000	187,365

See Notes to Financial Statements.

WisdomTree Trust    213

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026
Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	$250,000	$248,725
1.47%, 9/25/27, Series K740, Class A2	250,000	242,020
3.29%, 11/25/27, Series K071, Class A2	250,000	248,111
3.85%, 5/25/28, Series K077, Class A2^(a)	200,000	200,614
3.93%, 6/25/28, Series K079, Class A2	300,000	301,454
4.74%, 8/25/28, Series K508, Class A2^(a)	250,000	255,325
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	255,724
4.86%, 10/25/28, Series K511, Class A2	250,000	256,452
3.77%, 12/25/28, Series K087, Class A2	290,844	291,413
3.30%, 4/25/29, Series K092, Class A2	140,000	138,469
4.28%, 8/25/30, Series K752, Class AM	300,000	305,163
GS Mortgage Securities Trust
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	99,256
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	231,717
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	148,582
Morgan Stanley Capital I Trust 4.31%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	155,449
UBS Commercial Mortgage Trust 3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	198,330
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,300,963)		5,367,310
ASSET-BACKED SECURITIES – 0.3%
United States – 0.3%
First Investors Auto Owner Trust 4.31%, 12/15/28, Series 2025-1A, Class A2(d) (Cost: $149,996)	150,000	150,234
	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(e) (Cost: $7,125)	7,125	$7,125
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(e) (Cost: $290,183)	290,183	290,183
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $43,270,299)		43,663,247
Other Liabilities less Assets – (0.6)%		(280,611)
NET ASSETS – 100.0%		$43,382,636

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Rate shown reflects the accrual rate as of February 28, 2026 on securities with variable or step rates.

(b)     Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2026.

(c)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $855,073 and the total market value of the collateral held by the Fund was $884,163. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $593,980.

(d)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)     Rate shown represents annualized 7-day yield as of February 28, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra 10 Year U.S. Treasury Note	1	6/18/26	$(116,734)	$(752)
Long Exposure
10 Year U.S. Treasury Note	3	6/18/26	$341,438	$2,759
2 Year U.S. Treasury Note	5	6/30/26	1,046,367	1,616
5 Year U.S. Treasury Note	28	6/30/26	3,083,937	8,480
			$4,471,742	$12,855
Total – Net			$4,355,008	$12,103

See Notes to Financial Statements.

214    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$3,574,499	$—	$3,574,499
U.S. Government Obligations	—	10,977,194	—	10,977,194
Corporate Bonds	—	22,480,615	—	22,480,615
Foreign Government Obligations	—	816,087	—	816,087
Commercial Mortgage-Backed Securities	—	5,367,310	—	5,367,310
Asset-Backed Securities	—	150,234	—	150,234
Mutual Fund	—	7,125	—	7,125
Investment of Cash Collateral for Securities Loaned	—	290,183	—	290,183
Total Investments in Securities	$—	$43,663,247	$—	$43,663,247
Financial Derivative Instruments
Futures Contracts[1]	$12,855	$—	$—	$12,855
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(752)	$—	$—	$(752)
Total – Net	$12,103	$43,663,247	$—	$43,675,350

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    215

Schedule of Investments (unaudited) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
COMMON STOCKS – 84.8%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	192	$337,455
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	859	195,002
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	16,741	319,418
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	1,038	238,896
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	243	132,588
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	2,702	179,170
United States – 84.6%
Aerospace & Defense – 2.1%
Axon Enterprise, Inc.*	695	376,968
Boeing Co.*	5,572	1,267,797
BWX Technologies, Inc.	617	127,090
Carpenter Technology Corp.	356	141,713
Curtiss-Wright Corp.	261	182,786
General Dynamics Corp.	2,512	896,910
General Electric Co.	10,669	3,651,572
HEICO Corp.	1,291	412,423
Howmet Aerospace, Inc.	4,098	1,075,848
L3Harris Technologies, Inc.	1,708	622,634
Lockheed Martin Corp.	2,269	1,493,183
Northrop Grumman Corp.	1,376	996,747
Rocket Lab Corp.*	2,752	190,163
RTX Corp.	13,181	2,670,734
TransDigm Group, Inc.	523	681,359
Woodward, Inc.	427	165,147
Total Aerospace & Defense		14,953,074
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	792	146,718
Expeditors International of Washington, Inc.	1,247	180,852
FedEx Corp.	2,271	878,877
United Parcel Service, Inc., Class B	7,639	885,819
Total Air Freight & Logistics		2,092,266
Automobile Components – 0.0%
Aptiv PLC*	1,521	111,854
Investments	Shares	Value
Automobiles – 1.9%
Ford Motor Co.	35,455	$499,561
General Motors Co.	11,885	935,469
Rivian Automotive, Inc., Class A*(a)	7,164	109,824
Tesla, Inc.*	28,555	11,493,673
Total Automobiles		13,038,527
Banks – 2.9%
Bank of America Corp.	73,619	3,668,435
Citigroup, Inc.	16,601	1,829,264
Citizens Financial Group, Inc.	4,039	243,107
Fifth Third Bancorp	5,884	291,081
First Citizens BancShares, Inc., Class A	137	260,047
Huntington Bancshares, Inc.	12,462	209,362
JPMorgan Chase & Co.	26,524	7,965,157
KeyCorp	9,170	190,186
M&T Bank Corp.	1,483	321,781
PNC Financial Services Group, Inc.	3,515	746,410
Regions Financial Corp.	7,780	216,517
Truist Financial Corp.	11,913	587,430
U.S. Bancorp	13,875	758,408
Wells Fargo & Co.	32,924	2,681,660
Total Banks		19,968,845
Beverages – 1.0%
Coca-Cola Co.	40,222	3,280,506
Constellation Brands, Inc., Class A	1,631	257,470
Keurig Dr. Pepper, Inc.	12,331	373,383
Monster Beverage Corp.*	9,695	826,983
PepsiCo, Inc.	12,992	2,205,262
Total Beverages		6,943,604
Biotechnology – 1.5%
AbbVie, Inc.	16,125	3,742,290
Alnylam Pharmaceuticals, Inc.*	1,163	387,186
Amgen, Inc.	4,963	1,926,438
Biogen, Inc.*	1,358	260,492
Gilead Sciences, Inc.	11,710	1,744,205
Incyte Corp.*	1,372	138,942
Insmed, Inc.*	1,445	215,782
Natera, Inc.*	404	84,048
Regeneron Pharmaceuticals, Inc.	1,041	813,718
United Therapeutics Corp.*	152	76,593
Vertex Pharmaceuticals, Inc.*	2,264	1,124,823
Total Biotechnology		10,514,517
Broadline Retail – 3.1%
Amazon.com, Inc.*	100,121	21,025,410
eBay, Inc.	4,703	427,315
Total Broadline Retail		21,452,725
See Notes to Financial Statements.

216    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
Building Products – 0.2%
Carrier Global Corp.	7,621	$490,793
Johnson Controls International PLC	2,337	337,229
Lennox International, Inc.	330	188,080
Trane Technologies PLC	896	414,239
Total Building Products		1,430,341
Capital Markets – 2.7%
Ameriprise Financial, Inc.	920	432,510
Ares Management Corp., Class A	1,684	188,625
Bank of New York Mellon Corp.	7,020	836,082
Blackrock, Inc.	1,336	1,420,475
Blackstone, Inc.	10,620	1,203,989
Carlyle Group, Inc.	3,083	160,285
Cboe Global Markets, Inc.	376	112,695
Charles Schwab Corp.	15,934	1,516,917
CME Group, Inc.	3,470	1,108,665
Coinbase Global, Inc., Class A*	2,139	376,143
Goldman Sachs Group, Inc.	2,875	2,471,264
Interactive Brokers Group, Inc., Class A	1,623	115,541
Intercontinental Exchange, Inc.	5,218	856,430
KKR & Co., Inc.	8,217	720,467
LPL Financial Holdings, Inc.	683	205,160
Moody’s Corp.	1,658	791,844
Morgan Stanley	14,542	2,421,388
MSCI, Inc.	745	426,013
Nasdaq, Inc.	5,360	469,429
Northern Trust Corp.	1,795	256,847
Raymond James Financial, Inc.	1,807	276,616
Robinhood Markets, Inc., Class A*	2,293	173,924
S&P Global, Inc.	2,885	1,274,824
State Street Corp.	2,625	337,627
T Rowe Price Group, Inc.	1,979	187,273
Total Capital Markets		18,341,033
Chemicals – 0.7%
Air Products & Chemicals, Inc.	2,076	572,291
Corteva, Inc.	6,530	523,184
Dow, Inc.	6,270	192,677
DuPont de Nemours, Inc.	3,738	187,050
Ecolab, Inc.	2,801	863,688
International Flavors & Fragrances, Inc.	2,544	209,193
Linde PLC	1,777	902,858
LyondellBasell Industries NV, Class A	1,340	77,077
PPG Industries, Inc.	2,483	306,079
Sherwin-Williams Co.	2,460	891,971
Total Chemicals		4,726,068
Commercial Services & Supplies – 0.5%
Cintas Corp.	4,029	810,353
Copart, Inc.*	9,304	354,389
Republic Services, Inc.	2,941	673,489
Rollins, Inc.	4,527	275,649
Investments	Shares	Value
Veralto Corp.	2,455	$239,191
Waste Connections, Inc.	866	149,064
Waste Management, Inc.	3,796	914,229
Total Commercial Services & Supplies		3,416,364
Communications Equipment – 0.9%
Arista Networks, Inc.*	12,038	1,607,073
Ciena Corp.*	986	343,818
Cisco Systems, Inc.	38,233	3,037,994
Lumentum Holdings, Inc.*(a)	472	330,830
Motorola Solutions, Inc.	1,600	771,616
Ubiquiti, Inc.	204	156,466
Total Communications Equipment		6,247,797
Construction & Engineering – 0.2%
API Group Corp.*	2,779	123,554
Comfort Systems USA, Inc.	120	171,524
EMCOR Group, Inc.	159	115,215
MasTec, Inc.*	528	157,355
Quanta Services, Inc.	1,377	775,361
Total Construction & Engineering		1,343,009
Construction Materials – 0.2%
Amrize Ltd.*	3,409	221,551
CRH PLC	2,301	276,074
Martin Marietta Materials, Inc.	556	376,173
Vulcan Materials Co.	1,237	383,470
Total Construction Materials		1,257,268
Consumer Finance – 0.5%
American Express Co.	6,713	2,073,646
Capital One Financial Corp.	5,731	1,121,213
SoFi Technologies, Inc.*(a)	4,188	74,379
Synchrony Financial	3,488	241,055
Total Consumer Finance		3,510,293
Consumer Staples Distribution & Retail – 2.3%
Casey’s General Stores, Inc.	254	174,140
Costco Wholesale Corp.	4,249	4,294,847
Dollar General Corp.	1,619	252,953
Dollar Tree, Inc.*	1,253	158,479
Kroger Co.	7,317	499,312
Sysco Corp.	4,736	431,734
Target Corp.	4,131	470,066
U.S. Foods Holding Corp.*	761	73,520
Walmart, Inc.	75,762	9,693,748
Total Consumer Staples Distribution & Retail		16,048,799
Containers & Packaging – 0.1%
Amcor PLC(a)	3,244	157,107
International Paper Co.	3,065	133,481
Packaging Corp. of America	845	196,158
Smurfit Westrock PLC	1,737	81,656
Total Containers & Packaging		568,402

See Notes to Financial Statements.

WisdomTree Trust    217

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
Distributors – 0.0%
Genuine Parts Co.	1,186	$141,442
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	68,224	1,910,954
Comcast Corp., Class A	40,078	1,240,815
Verizon Communications, Inc.	38,658	1,938,312
Total Diversified Telecommunication Services		5,090,081
Electric Utilities – 1.3%
Alliant Energy Corp.	2,332	168,697
American Electric Power Co., Inc.	5,107	683,419
Constellation Energy Corp.	3,250	1,072,110
Duke Energy Corp.	7,344	960,962
Edison International	3,553	265,551
Entergy Corp.	4,332	464,001
Evergy, Inc.	1,463	122,395
Eversource Energy	3,157	240,595
Exelon Corp.	9,386	464,325
FirstEnergy Corp.	5,452	278,924
NextEra Energy, Inc.	19,518	1,830,203
NRG Energy, Inc.	770	137,799
PG&E Corp.	19,391	368,429
PPL Corp.	6,867	267,676
Southern Co.	10,560	1,028,333
Xcel Energy, Inc.	5,550	462,648
Total Electric Utilities		8,816,067
Electrical Equipment – 0.9%
AMETEK, Inc.	2,125	508,342
Bloom Energy Corp., Class A*	1,440	224,165
Eaton Corp. PLC	1,405	528,167
Emerson Electric Co.	5,145	775,609
GE Vernova, Inc.	2,503	2,186,621
Hubbell, Inc.	474	242,513
nVent Electric PLC	1,063	125,817
Rockwell Automation, Inc.	1,013	412,747
Vertiv Holdings Co., Class A	3,492	890,076
Total Electrical Equipment		5,894,057
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	11,353	1,658,219
CDW Corp.	1,199	147,045
Coherent Corp.*	934	241,841
Corning, Inc.	7,771	1,168,603
Flex Ltd.*	2,450	154,399
Jabil, Inc.	686	181,783
Keysight Technologies, Inc.*	1,530	470,215
Teledyne Technologies, Inc.*	400	272,440
Total Electronic Equipment, Instruments & Components		4,294,545
Investments	Shares	Value
Energy Equipment & Services – 0.2%
Baker Hughes Co.	9,451	$616,772
Halliburton Co.	7,575	272,700
SLB Ltd.	5,029	258,189
Total Energy Equipment & Services		1,147,661
Entertainment – 1.1%
Liberty Media Corp.-Liberty Formula One, Class C*	2,589	237,126
Live Nation Entertainment, Inc.*(a)	2,069	335,468
Netflix, Inc.*	47,405	4,562,257
ROBLOX Corp., Class A*	5,647	387,723
Take-Two Interactive Software, Inc.*	1,774	375,166
TKO Group Holdings, Inc.	549	122,905
Walt Disney Co.	17,511	1,856,866
Total Entertainment		7,877,511
Financial Services – 3.5%
Affirm Holdings, Inc.*	869	40,826
Apollo Global Management, Inc.	7,469	781,257
Berkshire Hathaway, Inc., Class B*	20,860	10,533,257
Block, Inc.*	5,685	362,135
Corpay, Inc.*(a)	605	196,685
Fidelity National Information Services, Inc.	5,352	272,738
Fiserv, Inc.*	5,491	342,034
Global Payments, Inc.	2,395	183,122
Mastercard, Inc., Class A	9,008	4,659,028
PayPal Holdings, Inc.	9,804	453,043
Rocket Cos., Inc., Class A	6,486	117,980
Toast, Inc., Class A*	2,060	56,259
Visa, Inc., Class A	19,316	6,183,824
Total Financial Services		24,182,188
Food Products – 0.4%
Archer-Daniels-Midland Co.	5,060	349,342
Bunge Global SA	1,323	159,620
General Mills, Inc.(a)	5,453	246,639
Hershey Co.	1,713	404,748
Kraft Heinz Co.	10,796	265,690
McCormick & Co., Inc., Non-Voting Shares	2,444	173,622
Mondelez International, Inc., Class A	13,269	817,105
Tyson Foods, Inc., Class A	2,974	193,280
Total Food Products		2,610,046
Gas Utilities – 0.0%
Atmos Energy Corp.	1,757	328,190
Ground Transportation – 0.6%
CSX Corp.	17,352	740,757
JB Hunt Transport Services, Inc.	889	207,501
Old Dominion Freight Line, Inc.	1,836	372,800
Uber Technologies, Inc.*	17,868	1,347,605
Union Pacific Corp.	5,428	1,438,311
XPO, Inc.*	378	79,558
Total Ground Transportation		4,186,532

See Notes to Financial Statements.

218    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	16,278	$1,893,945
Becton Dickinson & Co.	2,620	462,378
Boston Scientific Corp.*	14,222	1,092,961
Dexcom, Inc.*	3,461	254,141
Edwards Lifesciences Corp.*	5,462	472,299
GE HealthCare Technologies, Inc.	4,068	342,810
IDEXX Laboratories, Inc.*	696	457,084
Insulet Corp.*	617	152,158
Intuitive Surgical, Inc.*	3,313	1,668,129
Medtronic PLC	4,617	450,896
ResMed, Inc.	1,310	335,701
STERIS PLC	419	105,735
Stryker Corp.	3,688	1,428,952
Zimmer Biomet Holdings, Inc.(a)	1,847	181,819
Total Health Care Equipment & Supplies		9,299,008
Health Care Providers & Services – 1.4%
Cardinal Health, Inc.	2,344	537,315
Cencora, Inc.	1,961	729,767
Centene Corp.*	4,604	206,627
Cigna Group	2,818	816,713
CVS Health Corp.	12,104	967,110
Elevance Health, Inc.	2,111	675,520
HCA Healthcare, Inc.	2,488	1,317,894
Humana, Inc.	1,050	200,067
Labcorp Holdings, Inc.	759	219,442
McKesson Corp.	1,320	1,303,328
Quest Diagnostics, Inc.	1,014	214,877
Tenet Healthcare Corp.*	679	162,546
UnitedHealth Group, Inc.	8,401	2,463,761
Total Health Care Providers & Services		9,814,967
Health Care REITs – 0.2%
Ventas, Inc.	3,535	304,575
Welltower, Inc.	5,190	1,074,953
Total Health Care REITs		1,379,528
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	1,417	257,908
Hotels, Restaurants & Leisure – 1.5%
Airbnb, Inc., Class A*	5,310	717,434
Booking Holdings, Inc.	328	1,390,507
Carnival Corp.	4,395	138,662
Chipotle Mexican Grill, Inc.*	12,993	483,599
Darden Restaurants, Inc.	1,055	225,612
DoorDash, Inc., Class A*	3,492	616,233
DraftKings, Inc., Class A*	4,718	112,477
Expedia Group, Inc.	1,243	268,103
Flutter Entertainment PLC*	503	53,388
Hilton Worldwide Holdings, Inc.	2,504	780,697
Investments	Shares	Value
Las Vegas Sands Corp.	7,273	$412,525
Marriott International, Inc., Class A	2,824	965,045
McDonald’s Corp.	6,415	2,187,900
Royal Caribbean Cruises Ltd.	907	282,041
Starbucks Corp.	10,930	1,071,359
Yum! Brands, Inc.	2,644	444,615
Total Hotels, Restaurants & Leisure		10,150,197
Household Durables – 0.2%
DR Horton, Inc.	3,004	481,812
Garmin Ltd.	594	150,181
Lennar Corp., Class A	2,590	296,192
NVR, Inc.*	29	218,016
PulteGroup, Inc.	2,311	317,069
Somnigroup International, Inc.	1,330	119,048
Total Household Durables		1,582,318
Household Products – 0.8%
Church & Dwight Co., Inc.	2,449	256,802
Colgate-Palmolive Co.	7,873	780,529
Kimberly-Clark Corp.	3,320	369,981
Procter & Gamble Co.	22,943	3,836,070
Total Household Products		5,243,382
Independent Power & Renewable Electricity Producers – 0.1%
Talen Energy Corp.*	362	134,291
Vistra Corp.	3,557	618,527
Total Independent Power & Renewable Electricity Producers		752,818
Industrial Conglomerates – 0.3%
3M Co.	5,138	849,414
Honeywell International, Inc.	6,192	1,508,310
Total Industrial Conglomerates		2,357,724
Industrial REITs – 0.2%
Prologis, Inc.	8,156	1,162,801
Insurance – 1.3%
Aflac, Inc.	5,570	629,020
Allstate Corp.	2,576	552,604
American International Group, Inc.	6,534	525,922
Aon PLC, Class A	773	259,318
Arch Capital Group Ltd.*	1,343	134,501
Arthur J Gallagher & Co.	2,053	468,495
Brown & Brown, Inc.	2,729	195,997
Chubb Ltd.	1,466	499,701
Cincinnati Financial Corp.	1,453	238,263
F&G Annuities & Life, Inc.	140	3,171
Fidelity National Financial, Inc.	2,641	139,656
Hartford Insurance Group, Inc.	3,194	449,811
Loews Corp.	2,110	232,142
Markel Group, Inc.*	128	265,276

See Notes to Financial Statements.

WisdomTree Trust    219

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
Marsh & McLennan Cos., Inc.	4,791	$894,671
MetLife, Inc.	6,863	494,616
Principal Financial Group, Inc.	2,107	201,050
Progressive Corp.	5,798	1,238,801
Prudential Financial, Inc.	3,265	321,211
Travelers Cos., Inc.	2,296	708,637
Willis Towers Watson PLC	344	104,978
WR Berkley Corp.	3,968	284,506
Total Insurance		8,842,347
Interactive Media & Services – 7.6%
Alphabet, Inc., Class A	117,415	36,605,300
Meta Platforms, Inc., Class A	23,990	15,549,838
Pinterest, Inc., Class A*	5,893	100,947
Reddit, Inc., Class A*	828	120,731
Total Interactive Media & Services		52,376,816
IT Services – 0.7%
Accenture PLC, Class A	2,099	438,103
Cloudflare, Inc., Class A*	3,020	520,014
Cognizant Technology Solutions Corp., Class A	4,499	289,871
CoreWeave, Inc., Class A*(a)	2,029	161,427
Gartner, Inc.*	723	113,656
GoDaddy, Inc., Class A*	1,297	113,046
International Business Machines Corp.	8,487	2,038,662
MongoDB, Inc.*	594	195,111
Snowflake, Inc.*(a)	3,549	597,687
Twilio, Inc., Class A*	1,761	213,011
VeriSign, Inc.	899	204,918
Total IT Services		4,885,506
Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	2,618	317,773
Danaher Corp.	6,797	1,431,720
Illumina, Inc.*(a)	1,254	168,613
IQVIA Holdings, Inc.*	1,588	283,950
Medpace Holdings, Inc.*	202	91,255
Mettler-Toledo International, Inc.*	197	269,238
Thermo Fisher Scientific, Inc.	3,616	1,884,334
Waters Corp.*	886	282,971
West Pharmaceutical Services, Inc.	676	171,934
Total Life Sciences Tools & Services		4,901,788
Machinery – 1.5%
Caterpillar, Inc.	4,484	3,330,850
Cummins, Inc.	1,252	731,005
Deere & Co.	2,581	1,625,281
Dover Corp.	1,263	284,806
Fortive Corp.	3,148	186,362
Illinois Tool Works, Inc.	2,731	793,711
Ingersoll Rand, Inc.	3,719	350,107
Otis Worldwide Corp.	3,634	336,363
Investments	Shares	Value
PACCAR, Inc.	4,649	$586,192
Parker-Hannifin Corp.	1,178	1,188,814
Pentair PLC	561	55,646
Snap-on, Inc.	458	176,431
Westinghouse Air Brake Technologies Corp.	1,602	422,848
Xylem, Inc.	2,195	284,384
Total Machinery		10,352,800
Media – 0.1%
Charter Communications, Inc., Class A*(a)	1,416	332,236
Fox Corp., Class A	4,212	237,304
Paramount Skydance Corp., Class B	8,557	115,605
Trade Desk, Inc., Class A*	4,845	115,408
Versant Media Group, Inc.*	1,932	64,374
Total Media		864,927
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	12,216	831,665
Newmont Corp.	10,533	1,369,290
Nucor Corp.	2,279	403,109
Royal Gold, Inc.	564	169,082
Steel Dynamics, Inc.	1,516	292,785
Total Metals & Mining		3,065,931
Multi-Utilities – 0.5%
Ameren Corp.	2,397	271,532
CenterPoint Energy, Inc.	5,375	233,812
CMS Energy Corp.	2,545	198,688
Consolidated Edison, Inc.	3,095	348,249
Dominion Energy, Inc.	7,714	487,062
DTE Energy Co.	1,787	264,905
NiSource, Inc.	2,303	108,932
Public Service Enterprise Group, Inc.	4,780	411,415
Sempra	6,166	593,601
WEC Energy Group, Inc.	2,860	334,506
Total Multi-Utilities		3,252,702
Oil, Gas & Consumable Fuels – 2.7%
Cheniere Energy, Inc.	804	189,527
Chevron Corp.	20,209	3,774,233
ConocoPhillips	12,054	1,367,647
Coterra Energy, Inc.	6,442	197,061
Devon Energy Corp.	5,765	250,950
Diamondback Energy, Inc.	1,785	310,733
EOG Resources, Inc.	5,312	659,113
EQT Corp.	3,950	242,609
Expand Energy Corp.	780	84,178
Exxon Mobil Corp.	42,241	6,441,752
Kinder Morgan, Inc.	20,304	675,514
Marathon Petroleum Corp.	3,497	693,140
Occidental Petroleum Corp.	7,892	418,907
ONEOK, Inc.	5,594	463,015
See Notes to Financial Statements.

220    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
Phillips 66	4,038	$623,185
Targa Resources Corp.	2,090	492,822
Texas Pacific Land Corp.	625	327,681
Valero Energy Corp.	3,168	648,300
Williams Cos., Inc.	11,297	844,112
Total Oil, Gas & Consumable Fuels		18,704,479
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	6,078	399,325
Southwest Airlines Co.	4,705	231,768
United Airlines Holdings, Inc.*	3,103	329,849
Total Passenger Airlines		960,942
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	2,769	303,122
Kenvue, Inc.	17,215	329,151
Total Personal Care Products		632,273
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	17,620	1,098,960
Eli Lilly & Co.	9,537	10,032,829
Johnson & Johnson	22,403	5,565,577
Merck & Co., Inc.	23,298	2,884,758
Pfizer, Inc.	52,421	1,449,441
Zoetis, Inc.	4,334	568,187
Total Pharmaceuticals		21,599,752
Professional Services – 0.3%
Automatic Data Processing, Inc.	3,775	809,209
Broadridge Financial Solutions, Inc.	1,042	193,676
Equifax, Inc.	1,076	224,841
Jacobs Solutions, Inc.	1,102	151,922
Leidos Holdings, Inc.	1,218	213,272
Paychex, Inc.	3,198	299,493
SS&C Technologies Holdings, Inc.	2,148	161,723
TransUnion	662	52,000
Verisk Analytics, Inc.	1,360	282,295
Total Professional Services		2,388,431
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	2,760	407,541
CoStar Group, Inc.*	3,536	157,812
Zillow Group, Inc., Class C*	550	24,541
Total Real Estate Management & Development		589,894
Residential REITs – 0.1%
AvalonBay Communities, Inc.	1,265	224,196
Equity Residential	3,535	223,447
Essex Property Trust, Inc.	586	149,495
Invitation Homes, Inc.	6,394	168,418
Mid-America Apartment Communities, Inc.	1,042	139,482
Sun Communities, Inc.	867	118,311
Total Residential REITs		1,023,349
Investments	Shares	Value
Retail REITs – 0.2%
Realty Income Corp.	6,443	$431,681
Simon Property Group, Inc.	2,938	598,911
Total Retail REITs		1,030,592
Semiconductors & Semiconductor Equipment – 11.8%
Advanced Micro Devices, Inc.*	16,114	3,226,184
Analog Devices, Inc.	4,463	1,587,891
Applied Materials, Inc.	7,858	2,925,533
Astera Labs, Inc.*	1,120	133,090
Broadcom, Inc.	42,903	13,709,654
Credo Technology Group Holding Ltd.*	1,163	130,570
First Solar, Inc.*	1,044	205,877
Intel Corp.*	43,984	2,006,110
KLA Corp.	1,251	1,907,212
Lam Research Corp.	12,220	2,858,136
Marvell Technology, Inc.	8,625	704,576
Microchip Technology, Inc.	4,290	320,206
Micron Technology, Inc.	10,522	4,338,957
Monolithic Power Systems, Inc.	421	481,093
NVIDIA Corp.	242,147	42,906,027
ON Semiconductor Corp.*	3,706	246,375
Qnity Electronics, Inc.	1,898	240,590
Qualcomm, Inc.	10,032	1,428,155
Teradyne, Inc.	1,329	425,320
Texas Instruments, Inc.	7,854	1,665,912
Total Semiconductors & Semiconductor Equipment		81,447,468
Software – 7.0%
Adobe, Inc.*	4,055	1,064,072
AppLovin Corp., Class A*	3,489	1,516,912
Atlassian Corp., Class A*	2,287	171,822
Autodesk, Inc.*	1,945	478,217
Cadence Design Systems, Inc.*	2,472	745,061
Circle Internet Group, Inc.*	1,315	109,724
Crowdstrike Holdings, Inc., Class A*	2,343	871,549
Datadog, Inc., Class A*	3,282	367,453
Fair Isaac Corp.*	234	329,790
Fortinet, Inc.*	7,058	557,794
Gen Digital, Inc.	5,753	129,845
Guidewire Software, Inc.*	230	33,424
HubSpot, Inc.*	387	102,365
Intuit, Inc.	2,433	995,170
Microsoft Corp.	71,817	28,205,409
Oracle Corp.	23,878	3,471,861
Palantir Technologies, Inc., Class A*	21,882	3,001,992
Palo Alto Networks, Inc.*	6,060	902,455
PTC, Inc.*	1,213	189,944
Roper Technologies, Inc.	1,081	378,058
Salesforce, Inc.	8,494	1,654,546

See Notes to Financial Statements.

WisdomTree Trust    221

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
Investments	Shares	Value
ServiceNow, Inc.*	9,270	$1,001,253
Strategy, Inc.*(a)	601	77,829
Synopsys, Inc.*	1,700	703,800
Trimble, Inc.*	857	57,308
Tyler Technologies, Inc.*	411	145,778
Unity Software, Inc.*	1,995	36,369
Workday, Inc., Class A*	2,284	305,508
Zoom Communications, Inc., Class A*	2,748	203,187
Zscaler, Inc.*	1,432	210,490
Total Software		48,018,985
Specialized REITs – 0.6%
American Tower Corp.	4,253	815,981
Crown Castle, Inc.	3,851	344,818
Digital Realty Trust, Inc.	2,731	483,933
Equinix, Inc.	869	846,632
Extra Space Storage, Inc.	1,861	281,067
Iron Mountain, Inc.	2,632	285,125
Public Storage	1,581	485,462
SBA Communications Corp.	1,096	220,471
VICI Properties, Inc.	9,442	285,243
Weyerhaeuser Co.	6,500	159,445
Total Specialized REITs		4,208,177
Specialty Retail – 1.4%
AutoZone, Inc.*	161	604,648
Best Buy Co., Inc.	1,923	119,168
Burlington Stores, Inc.*	174	53,395
Carvana Co.*	423	141,350
Home Depot, Inc.	9,050	3,445,516
Lowe’s Cos., Inc.	5,038	1,332,904
O’Reilly Automotive, Inc.*	8,404	788,967
Ross Stores, Inc.	3,117	640,980
TJX Cos., Inc.	10,409	1,682,719
Tractor Supply Co.	4,627	239,864
Ulta Beauty, Inc.*	377	258,166
Williams-Sonoma, Inc.(a)	1,091	224,364
Total Specialty Retail		9,532,041
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	147,210	38,889,938
Dell Technologies, Inc., Class C	7,234	1,071,211
Hewlett Packard Enterprise Co.	12,184	261,591
HP, Inc.	8,678	164,795
IonQ, Inc.*(a)	1,901	72,941
NetApp, Inc.	2,214	219,252
Pure Storage, Inc., Class A*	1,359	87,275
Sandisk Corp.*	930	590,885
Seagate Technology Holdings PLC	696	283,857
Super Micro Computer, Inc.*	4,441	143,844
Western Digital Corp.	2,899	810,850
Total Technology Hardware, Storage & Peripherals		42,596,439
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.2%
Lululemon Athletica, Inc.*	317	$58,699
NIKE, Inc., Class B	13,675	850,311
Tapestry, Inc.	1,348	209,574
Total Textiles, Apparel & Luxury Goods		1,118,584
Tobacco – 0.6%
Altria Group, Inc.	16,886	1,165,809
Philip Morris International, Inc.	15,430	2,882,787
Total Tobacco		4,048,596
Trading Companies & Distributors – 0.3%
Fastenal Co.	10,168	468,135
Ferguson Enterprises, Inc.	727	189,572
FTAI Aviation Ltd.	692	211,614
United Rentals, Inc.	637	535,080
WW Grainger, Inc.	458	524,286
Total Trading Companies & Distributors		1,928,687
Water Utilities – 0.0%
American Water Works Co., Inc.	1,798	244,582
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	11,335	2,460,715
Total United States		583,610,560
TOTAL COMMON STOCKS (Cost: $536,106,643)		585,013,089
MUTUAL FUND – 0.3%
United States – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $2,174,919)	2,174,919	2,174,919
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(b) (Cost: $74,143)	74,143	74,143
TOTAL INVESTMENTS IN SECURITIES – 85.1% (Cost: $538,355,705)		587,262,151
Other Assets less Liabilities – 14.9%		102,609,184
NET ASSETS – 100.0%		$689,871,335

*     Non-income producing security.

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,940,566 and the total market value of the collateral held by the Fund was $3,049,817. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,975,674.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

See Notes to Financial Statements.

222    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2026
FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	1,149	4/28/26	$602,983,710	$26,015,006

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$585,013,089	$—	$—	$585,013,089
Mutual Fund	—	2,174,919	—	2,174,919
Investment of Cash Collateral for Securities Loaned	—	74,143	—	74,143
Total Investments in Securities	$585,013,089	$2,249,062	$—	$587,262,151
Financial Derivative Instruments
Futures Contracts[1]	$26,015,006	$—	$—	$26,015,006
Total – Net	$611,028,095	$2,249,062	$—	$613,277,157

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    223

Schedule of Investments (unaudited) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) February 28, 2026
Investments	Shares	Value
COMMON STOCKS – 86.7%
Australia – 17.5%
Anglogold Ashanti PLC	178,858	$22,852,687
Evolution Mining Ltd.	708,109	8,366,832
Genesis Minerals Ltd.*	71,988	381,176
Northern Star Resources Ltd.	432,134	9,325,040
OceanaGold Corp.	82,665	3,516,073
Perseus Mining Ltd.	489,516	2,093,122
Ramelius Resources Ltd.	319,898	1,046,407
Regis Resources Ltd.	299,397	2,014,169
St. Barbara Ltd.*	260,036	153,811
Vault Minerals Ltd.*	173,860	728,540
West African Resources Ltd.*	339,937	845,474
Westgold Resources Ltd.	164,562	908,882
Total Australia		52,232,213
Brazil – 3.6%
Wheaton Precious Metals Corp.(a)	65,834	10,773,734
Burkina Faso – 1.5%
IAMGOLD Corp.*	181,841	4,467,833
Canada – 36.9%
Agnico Eagle Mines Ltd.	87,491	22,012,736
Alamos Gold, Inc., Class A	151,838	8,228,326
B2Gold Corp.	402,799	2,481,242
Barrick Mining Corp.	388,719	19,723,602
Centerra Gold, Inc.	78,584	1,651,944
DPM Metals, Inc.	72,562	3,142,216
Equinox Gold Corp.*	105,781	1,984,451
Franco-Nevada Corp.	33,757	9,436,169
GoGold Resources, Inc.*	107,913	289,593
Integra Resources Corp.*	3,839	16,692
K92 Mining, Inc.*	84,161	2,028,972
Kinross Gold Corp.	386,074	14,280,877
Lundin Gold, Inc.	30,812	2,904,644
New Gold, Inc.*	259,752	3,485,872
OR Royalties, Inc.	59,647	2,826,671
Pan American Silver Corp.	138,868	9,540,232
SSR Mining, Inc.*	80,760	2,599,664
Torex Gold Resources, Inc.	32,858	2,002,294
Wesdome Gold Mines Ltd.*	52,806	1,038,426
Total Canada		109,674,623
China – 2.2%
Shandong Gold Mining Co. Ltd., Class A	108,500	748,172
Zhaojin Mining Industry Co. Ltd., Class H	507,000	2,236,150
Zijin Mining Group Co. Ltd., Class A	630,900	3,636,855
Total China		6,621,177
Ivory Coast – 1.7%
Endeavour Mining PLC	70,171	5,049,884
Kazakhstan – 0.0%
Solidcore Resources PLC*	4,821	39,243
Mexico – 1.4%
Fresnillo PLC	70,967	4,045,449
Investments	Shares	Value
Peru – 1.3%
Cia de Minas Buenaventura SAA, ADR	87,388	$3,816,234
Russia – 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa – 6.4%
Gold Fields Ltd., ADR	242,754	14,283,645
Harmony Gold Mining Co. Ltd., ADR	204,693	4,656,766
Total South Africa		18,940,411
Turkey – 1.1%
Eldorado Gold Corp.	69,725	3,236,634
United States – 13.1%
Coeur Mining, Inc.*	99,255	2,694,773
Newmont Corp.	161,528	20,998,640
Newmont Corp., CDI	62,979	7,953,090
Royal Gold, Inc.	24,892	7,462,373
Total United States		39,108,876
TOTAL COMMON STOCKS (Cost: $170,223,134)		258,006,311
MUTUAL FUND – 1.5%
United States – 1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $4,481,385)	4,481,385	4,481,385
TOTAL INVESTMENTS IN SECURITIES – 88.2% (Cost: $174,704,519)		262,487,696
Other Assets less Liabilities – 11.8%		35,104,558
NET ASSETS – 100.0%		$297,592,254

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,199,748 and the total market value of the collateral held by the Fund was $9,274,689, which was entirely composed of non-cash U.S. Government securities.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Financial Statements.

224    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) February 28, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	476	4/28/26	$249,800,040	$9,654,278

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	258,006,311	—	—	258,006,311
Mutual Fund	—	4,481,385	—	4,481,385
Total Investments in Securities	$258,006,311	$4,481,385	$0	$262,487,696
Financial Derivative Instruments
Futures Contracts[1]	$9,654,278	$—	$—	$9,654,278
Total – Net	$267,660,589	$4,481,385	$0	$272,141,974

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    225

Schedule of Investments (unaudited) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 73.2%
U.S. Treasury Bill – 73.2%
3.65%, 5/14/26* (Cost: $183,640,375)	$185,000,000	$183,654,357
	Shares
EXCHANGE-TRADED FUNDS – 9.3%
United States – 9.3%
WisdomTree Bitcoin Fund^(a)	175,712	12,206,713
WisdomTree Floating Rate Treasury Fund(a)	219,235	11,038,482
TOTAL EXCHANGE-TRADED FUNDS (Cost: $25,197,719)		23,245,195
Investments	Shares	Value
MUTUAL FUND – 6.2%
United States – 6.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $15,635,418)	15,635,418	$15,635,418
TOTAL INVESTMENTS IN SECURITIES – 88.7% (Cost: $224,473,512)		222,534,970
Other Assets less Liabilities – 11.3%		28,490,300
NET ASSETS – 100.0%		$251,025,270

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$ 9,207,196	$ 8,410,251	$ 690,052	$(35,351)	$(4,685,331)	$12,206,713	$ —	$ —
WisdomTree Floating Rate Treasury Fund	6,423,994	4,612,649	—	—	1,839	11,038,482	156,717	—
WisdomTree Treasury Money Market Digital Fund	—	14,800,000	14,800,000	—	—	—^	—	1,272
Total	$15,631,190	$27,822,900	$15,490,052	$(35,351)	$(4,683,492)	$23,245,195	$156,717	$1,272

^    As of February 28, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	15	12/14/26	$(1,176,750)	$(160,035)
Copper	1	12/14/26	(335,948)	(27,839)
Nickel	1	12/14/26	(109,557)	(14,308)
Tin	25	3/16/26	(7,215,250)	(2,222,651)
Tin	26	4/13/26	(7,505,420)	(1,815,544)
			$(16,342,925)	$(4,240,377)
Long Exposure
Aluminum	217	12/14/26	$17,023,650	$2,141,416
Brent Crude	192	6/30/26	13,608,960	1,278,001
Cattle Feeder	25	5/21/26	4,340,000	(124,640)
Cocoa	145	5/13/26	4,187,600	(4,232,077)
Coffee “C”	26	5/18/26	2,737,313	(83,735)
Copper	80	12/14/26	26,875,820	4,287,731
Corn	215	7/14/26	4,902,000	26,900
See Notes to Financial Statements.

226    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) February 28, 2026
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Gasoline RBOB	106	4/30/26	$10,208,436	$1,080,480
Gold 100 Ounce	66	12/29/26	35,614,920	4,391,141
HRW Wheat	58	7/14/26	1,721,150	116,695
Lean Hogs	96	12/14/26	3,225,600	62,064
Live Cattle	101	12/31/26	9,206,150	(178,244)
Low Sulphur Gasoil	125	4/10/26	9,287,500	1,209,363
Natural Gas	75	11/25/26	3,253,500	(261,745)
Nickel	37	12/14/26	4,053,607	421,473
NY Harbor ULSD	90	11/30/26	9,086,742	792,017
Palladium	24	6/26/26	4,388,400	64,106
Platinum	104	4/28/26	12,342,200	2,476,724
Silver	43	5/27/26	20,057,565	7,200,900
Soybeans	343	7/14/26	17,181,669	1,682,711
Tin	25	3/16/26	7,215,250	2,939,284
Tin	26	4/13/26	7,505,420	2,260,911
Tin	31	12/14/26	8,973,260	1,993,364
Wheat	128	7/14/26	3,832,000	278,273
WTI Crude Oil	190	12/21/26	12,036,500	626,163
Zinc	30	12/14/26	2,486,062	(13,661)
			$255,351,274	$30,435,615
Total – Net			$239,008,349	$26,195,238

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$183,654,357	$—	$183,654,357
Exchange-Traded Funds	23,245,195	—	—	23,245,195
Mutual Fund	—	15,635,418	—	15,635,418
Total Investments in Securities	$23,245,195	$199,289,775	$—	$222,534,970
Financial Derivative Instruments
Futures Contracts[1]	$35,329,717	$—	$—	$35,329,717
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(9,134,479)	$—	$—	$(9,134,479)
Total – Net	$49,440,433	$199,289,775	$—	$248,730,208

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    227

Schedule of Investments (unaudited) WisdomTree Equity Premium Income Fund (WTPI) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.2%
U.S. Treasury Bills – 98.2%
3.66%, 5/14/26*^	$220,000,000	$218,399,775
3.64%, 8/6/26*	220,000,000	216,631,151
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $434,965,665)		435,030,926
Shares
EXCHANGE-TRADED FUND – 4.0%
United States – 4.0%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $17,728,067)	352,178	17,732,162
Investments	Shares	Value
MUTUAL FUND – 0.6%
United States – 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $2,744,779)	2,744,779	$2,744,779
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $455,438,511)		455,507,867
Other Liabilities less Assets – (2.8)%		(12,463,263)
NET ASSETS – 100.0%		$443,044,604

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     All or a portion of this security is held by the broker as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $90,338,089 as of February 28, 2026.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$12,901,849	$4,815,108	$—	$—	$15,205	$17,732,162	$282,442

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
SPXW US 03/20/26 P6910*	(329)	$(29,939,000)	$910	3/20/2026	$(5,373,883)	$1,508,132	$(3,865,750)
SPXW US 04/02/26 P7020*	(331)	(662,000)	20	4/2/2026	(6,132,573)	(277,242)	(6,409,815)
					$(11,506,456)	$1,230,890	$(10,275,565)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

228    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Equity Premium Income Fund (WTPI) February 28, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$435,030,926	$—	$435,030,926
Exchange-Traded Fund	17,732,162	—	—	17,732,162
Mutual Fund	—	2,744,779	—	2,744,779
Total Investments in Securities	$17,732,162	$437,775,705	$—	$455,507,867
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(10,275,565)	$—	$(10,275,565)
Total – Net	$17,732,162	$427,500,140	$—	$445,232,302

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    229

Schedule of Investments (unaudited) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.8%
U.S. Treasury Bill – 80.8%
3.66%, 5/14/26* (Cost: $172,719,859)	$174,000,000	$172,734,368
	Shares
EXCHANGE-TRADED FUNDS – 5.7%
United States – 5.7%
WisdomTree Bitcoin Fund^(a)	38,551	2,678,138
WisdomTree Floating Rate Treasury Fund(a)(b)	187,565	9,443,898
TOTAL EXCHANGE-TRADED FUNDS (Cost: $12,418,513)		12,122,036
Investments	Shares	Value
MUTUAL FUND – 7.1%
United States – 7.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(c) (Cost: $15,053,649)	15,053,649	$15,053,649
TOTAL INVESTMENTS IN SECURITIES – 93.6% (Cost: $200,192,021)		199,910,053
Other Assets less Liabilities – 6.4%		13,609,296
NET ASSETS – 100.0%		$213,519,349

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,601,990 and the total market value of the collateral held by the Fund was $4,707,574, which was entirely composed of non-cash U.S. Government securities.

(c)     Rate shown represents annualized 7-day yield as of February 28, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$4,594,027	$3,234,297	$4,777,751	$530,758	$(903,193)	$2,678,138	$—	$—
WisdomTree Floating Rate Treasury Fund	7,341,183	2,094,280	—	—	8,435	9,443,898	160,775	—
WisdomTree Treasury Money Market Digital Fund	—	17,300,000	17,300,000	—	—	—^	—	1,487
Total	$11,935,210	$22,628,577	$22,077,751	$530,758	$(894,758)	$12,122,036	$160,775	$1,487

^    As of February 28, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	1	3/16/26	$(78,484)	$(1,637)
Lead	114	3/16/26	(5,494,430)	36,736
Nickel	1	3/16/26	(106,097)	(3,323)
Zinc	1	3/16/26	(82,741)	784
			$(5,761,752)	$32,560

See Notes to Financial Statements.

230    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) February 28, 2026
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	73	3/16/26	$5,729,314	$144,718
Brent Crude	81	3/31/26	5,902,470	333,518
Cattle Feeder	30	3/26/26	5,331,375	(37,670)
Copper	17	3/16/26	5,652,866	127,126
E-Mini Russell 2000 Index	125	3/20/26	16,466,875	123,941
Euro Stoxx 50 Index	234	3/20/26	16,999,746^	1,129,268
Gold 100 Ounce	11	4/28/26	5,772,690	327,772
Lead	1	3/16/26	48,197	(138)
Lean Hogs	140	4/15/26	5,360,600	289,786
Live Cattle	56	4/30/26	5,201,840	(214,682)
Nickel	55	3/16/26	5,835,321	138,331
Nikkei 225 Index	48	3/12/26	18,170,056^	2,763,468
NY Harbor ULSD	55	3/31/26	5,996,760	469,431
S&P 500 E-Mini Index	48	3/20/26	16,533,600	(66,844)
S&P/TSX 60 Index	60	3/19/26	17,346,482^	868,826
Silver	13	4/28/26	6,043,635	538,295
Tin	24	3/16/26	6,926,640	1,113,623
U.S. Treasury Long Bond	60	6/18/26	7,108,125	260,979
WTI Crude Oil	86	3/20/26	5,763,720	194,919
Zinc	67	3/16/26	5,543,680	13,366
10 Year U.S. Treasury Note	62	6/18/26	7,056,375	148,100
			$174,790,367	$8,666,133
Total – Net			$169,028,615	$8,698,693

^    Notional value has been converted to USD using the relevant foreign exchange rate as of February 28, 2026.

ABBREVIATIONS:
USLD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$172,734,368	$—	$172,734,368
Exchange-Traded Funds	12,122,036	—	—	12,122,036
Mutual Fund	—	15,053,649	—	15,053,649
Total Investments in Securities	$12,122,036	$187,788,017	$—	$199,910,053
Financial Derivative Instruments
Futures Contracts[1]	$9,022,987	$—	$—	$9,022,987
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(324,294)	$—	$—	$(324,294)
Total – Net	$20,820,729	$187,788,017	$—	$208,608,746

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    231

Schedule of Investments (unaudited) WisdomTree Private Credit and Alternative Income Fund (HYIN) February 28, 2026
Investments	Shares	Value
COMMON STOCKS – 74.6%
United States – 74.6%
Capital Markets – 23.6%
Ares Capital Corp.	95,127	$1,771,265
Blue Owl Capital Corp.(a)	149,468	1,687,494
Blue Owl Technology Finance Corp.(a)	135,455	1,510,323
FS KKR Capital Corp.	129,697	1,400,728
Golub Capital BDC, Inc.(a)	140,193	1,680,914
Hercules Capital, Inc.(a)	102,845	1,461,427
Main Street Capital Corp.	31,874	1,810,443
Sixth Street Specialty Lending, Inc.	88,262	1,528,698
Total Capital Markets		12,851,292
Mortgage Real Estate Investment Trusts (REITs) – 51.0%
AGNC Investment Corp.	175,059	1,962,411
Annaly Capital Management, Inc.	81,937	1,904,216
Apollo Commercial Real Estate Finance, Inc.	186,070	1,972,342
Arbor Realty Trust, Inc.(a)	242,753	1,925,031
ARMOUR Residential REIT, Inc.	107,230	1,924,779
Blackstone Mortgage Trust, Inc., Class A(a)	94,019	1,806,105
BrightSpire Capital, Inc.	319,917	1,858,718
Chimera Investment Corp.	144,820	1,971,000
Dynex Capital, Inc.	135,051	1,894,766
Ellington Financial, Inc.	136,503	1,695,367
Franklin BSP Realty Trust, Inc.	180,387	1,646,933
Ladder Capital Corp.	164,870	1,709,702
MFA Financial, Inc.	191,759	1,938,684
Rithm Capital Corp.	168,869	1,697,133
Starwood Property Trust, Inc.	101,095	1,800,502
Total Mortgage Real Estate Investment Trusts (REITs)		27,707,689
TOTAL COMMON STOCKS (Cost: $43,882,470)		40,558,981
CLOSED-END FUNDS – 25.1%
United States – 25.1%
BlackRock Corporate High Yield Fund, Inc.(a)	210,965	1,858,602
Blackstone Secured Lending Fund(a)	69,788	1,666,537
FS Credit Opportunities Corp.	306,501	1,526,375
Guggenheim Strategic Opportunities Fund	154,639	1,855,668
Nuveen Floating Rate Income Fund	243,813	1,848,102
Oxford Lane Capital Corp.(a)	135,874	1,139,983
PIMCO Corporate & Income Opportunity Fund	146,067	1,868,197
PIMCO Dynamic Income Fund	106,107	1,908,865
TOTAL CLOSED-END FUNDS (Cost: $17,261,669)		13,672,329
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(b) (Cost: $32,851)	32,851	$32,851
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.2%
United States – 8.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(b) (Cost: $4,434,753)	4,434,753	4,434,753
TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $65,611,743)		58,698,914
Other Liabilities less Assets – (8.0)%		(4,362,142)
NET ASSETS – 100.0%		$54,336,772

(a)     Security, or portion thereof, was on loan at February 28, 2026 (See Note 2). At February 28, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,999,507. The Fund also had securities on loan having a total market value of $15,212 that were sold and pending settlement. The total market value of the collateral held by the Fund was $8,234,976. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,800,223.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2026.
See Notes to Financial Statements.

232    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Private Credit and Alternative Income Fund (HYIN) February 28, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$7,000,000	$7,000,000	$—	$—	$—^	$631

^     As of February 28, 2025, the Fund did not hold a position in the affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$40,558,981	$—	$—	$40,558,981
Closed-End Funds	13,672,329	—	—	13,672,329
Mutual Fund	—	32,851	—	32,851
Investment of Cash Collateral for Securities Loaned	—	4,434,753	—	4,434,753
Total Investments in Securities	$54,231,310	$4,467,604	$—	$58,698,914

See Notes to Financial Statements.

WisdomTree Trust    233

Schedule of Investments (unaudited) WisdomTree Target Range Fund (GTR) February 28, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 81.8%
U.S. Treasury Bill – 81.8%
3.66%, 5/14/26* (Cost: $53,304,868)	$53,700,000	$53,309,399
Shares
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(a) (Cost: $284,324)	284,324	284,324
PURCHASED OPTIONS (EXCHANGE-TRADED) – 20.0%
Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF^	1,306	$11,101,000	$ 85	1/15/27	$2,356,694	$ 614,456	$ 2,971,150
iShares MSCI Emerging Markets ETF^	1,115	5,463,500	49	1/15/27	1,293,207	435,043	1,728,250
iShares Russell 2000 ETF^	494	11,115,000	225	1/15/27	2,596,544	(149,021)	2,447,523
State Street SPDR S&P 500 ETF Trust^	466	27,494,000	590	1/15/27	6,241,835	(325,965)	5,915,870
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $12,488,280)							13,062,793
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $66,077,472)							66,656,516
Other Liabilities less Assets – (2.2)%							(1,406,195)
NET ASSETS – 100.0%							$65,250,321

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Rate shown represents annualized 7-day yield as of February 28, 2026.

(b)     Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF*	(1,306)	$(15,019,000)	$115	1/15/2027	$(135,061)	$(233,884)	$(368,945)
iShares MSCI Emerging Markets ETF*	(1,115)	(7,805,000)	70	1/15/2027	(101,291)	(180,804)	(282,095)
iShares Russell 2000 ETF*	(494)	(15,067,000)	305	1/15/2027	(450,583)	58,347	(392,236)
State Street SPDR S&P 500 ETF Trust*	(466)	(37,280,000)	800	1/15/2027	(457,123)	126,496	(330,627)
					$(1,144,058)	$(229,845)	$(1,373,903)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

234    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Target Range Fund (GTR) February 28, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$5,900,000	$5,900,000	$—	$—	$—^	$507

^     As of February 28, 2025, the Fund did not hold a position in the affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$53,309,399	$—	$53,309,399
Mutual Fund	—	284,324	—	284,324
Purchased Options	—	13,062,793	—	13,062,793
Total Investments in Securities	$—	$66,656,516	$—	$66,656,516
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,373,903)	$—	$(1,373,903)
Total – Net	$—	$65,282,613	$—	$65,282,613

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    235

Statements of Assets and Liabilities (unaudited) WisdomTree Trust February 28, 2026
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
ASSETS:
Investments in securities, at cost	$174,953,976	$10,261,345	$21,628,882	$4,571,591
Investments in affiliates, at cost (Note 3)	6,958,223	401,856	—	—
Repurchase agreements, at cost	—	4,810,000	—	—
Investments in securities, at value[1]	174,967,168	10,262,477	21,716,934	4,641,233
Investments in affiliates, at value (Note 3)	6,973,475	402,800	—	—
Repurchase agreements, at value (Note 2)	—	4,810,000	—	—
Cash	—	58,333	—	—
Unrealized appreciation on foreign currency contracts	1,092,909	124,676	—	—
Receivables:
Investment securities sold	—	—	1,783,260	366,917
Dividends	1,137	—	145	60
Securities lending income	559	—	2	36
Interest	—	965	216,759	30,748
Total Assets	183,035,248	15,659,251	23,717,100	5,038,994
LIABILITIES:
Unrealized depreciation on foreign currency contracts	995,932	78,545	—	—
Payables:
Investment securities purchased	—	—	1,824,301	410,123
Capital shares redeemed	206	—	—	—
Advisory fees (Note 3)	66,890	6,501	2,505	506
Service fees (Note 2)	598	52	73	15
Total Liabilities	1,063,626	85,098	1,826,879	410,644
NET ASSETS	$181,971,622	$15,574,153	$21,890,221	$4,628,350
NET ASSETS:
Paid-in capital	$219,735,708	$62,679,861	$21,764,841	$4,570,700
Total distributable earnings (loss)	(37,764,086)	(47,105,708)	125,380	57,650
NET ASSETS	$181,971,622	$15,574,153	$21,890,221	$4,628,350
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,100,000	800,000	430,000	90,000
Net asset value per share	$25.63	$19.47	$50.91	$51.43
[1] Includes market value of securities out on loan of:	$6,973,475	$—	$—	$545,508

See Notes to Financial Statements.

236    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2026
	WisdomTree Bianco Total Return Fund	WisdomTree Core Laddered Municipal Fund	WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	WisdomTree Emerging Markets Corporate Bond Fund
ASSETS:
Investments in securities, at cost	$99,226,484	$10,053,584	$2,928,950	$98,231,306
Investments in affiliates, at cost (Note 3)	23,588,932	—	—	—
Foreign currency, at cost	—	—	—	1,779
Investments in securities, at value[1,2] (Note 2)	101,178,749	10,379,608	2,949,442	99,654,777
Investments in affiliates, at value (Note 3)	23,636,716	—	—	—
Deposits at broker for futures contracts	—	—	309,000	96,719
Foreign currency, at value	—	—	—	1,801
Receivables:
Investment securities sold	770,941	—	—	978,775
Due from broker	—	—	—	4,500
Capital shares sold	257,431	—	—	279,635
Dividends	168	121	242	16,406
Securities lending income	9,197	—	—	1,879
Interest	—	103,810	8,409	1,266,431
Net variation margin on futures contracts	—	—	32,220	3,648
Total Assets	125,853,202	10,483,539	3,299,313	102,304,571
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	25,631,222	—	—	3,665,805
Investment securities purchased	1,078,399	—	—	1,259,203
Advisory fees (Note 3)	33,353	2,005	701	43,497
Service fees (Note 2)	327	35	10	319
Total Liabilities	26,743,301	2,040	711	4,968,824
NET ASSETS	$99,109,901	$10,481,499	$3,298,602	$97,335,747
NET ASSETS:
Paid-in capital	$97,297,646	$10,150,996	$3,042,941	$110,623,000
Total distributable earnings (loss)	1,812,255	330,503	255,661	(13,287,253)
NET ASSETS	$99,109,901	$10,481,499	$3,298,602	$97,335,747
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,850,000	400,000	75,000	1,450,000
Net asset value per share	$25.74	$26.20	$43.98	$67.13
[1] Includes market value of securities out on loan of:	$28,023,343	$—	$—	$4,870,107
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust 237

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2026
	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree High Income Laddered Municipal Fund	WisdomTree Inflation Plus Fund (consolidated)
ASSETS:
Investments in securities, at cost	$108,365,832	$16,036,387,137	$4,914,012	$12,887,428
Investments in affiliates, at cost (Note 3)	—	—	—	323,170
Repurchase agreements, at cost	11,310,000	—	—	—
Foreign currency, at cost	1,658,636	—	—	—
Investments in securities, at value[1,2] (Note 2)	110,707,331	16,052,104,113	5,091,265	12,984,774
Investments in affiliates, at value (Note 3)	—	—	—	292,260
Repurchase agreements, at value (Note 2)	11,310,000	—	—	—
Cash	238,675	—	—	—
Deposits at broker for futures contracts	—	—	—	736,177
Foreign currency, at value	1,679,916	—	—	—
Unrealized appreciation on foreign currency contracts	255,605	—	—	—
Receivables:
Investment securities sold	8,917	357,092,856	—	—
Due from broker	19,745	74,400	—	—
Capital shares sold	1,657,182	73,995,474	—	—
Dividends	29,428	264,847	61	4,198
Securities lending income	96	—	—	—
Interest	2,112,073	48,694,171	61,732	31,740
Foreign tax reclaims	23,459	—	—	—
Net variation margin on futures contracts	—	—	—	174,484
Total Assets	128,042,427	16,532,225,861	5,153,058	14,223,633
LIABILITIES:
Unrealized depreciation on foreign currency contracts	17,048	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	391,366	—	—	—
Investment securities purchased	2,524,080	432,121,401	—	—
Advisory fees (Note 3)	48,938	1,867,174	1,379	6,151
Service fees (Note 2)	392	54,770	18	42
Foreign capital gains tax	42,626	—	—	—
Total Liabilities	3,024,450	434,043,345	1,397	6,193
NET ASSETS	$125,017,977	$16,098,182,516	$5,151,661	$14,217,440
NET ASSETS:
Paid-in capital	$152,966,204	$16,086,096,412	$4,972,769	$13,291,367
Total distributable earnings (loss)	(27,948,227)	12,086,104	178,892	926,073
NET ASSETS	$125,017,977	$16,098,182,516	$5,151,661	$14,217,440
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,200,000	319,777,500	200,000	400,000
Net asset value per share	$29.77	$50.34	$25.76	$35.54
[1] Includes market value of securities out on loan of:	$372,155	$—	$—	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

238 WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2026
	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
ASSETS:
Investments in securities, at cost	$212,955,781	$92,009,854	$84,529,386	$1,327,543,505
Investments in affiliates, at cost (Note 3)	—	—	—	13,900,000
Repurchase agreements, at cost	—	1,470,000	—	—
Foreign currency, at cost	—	78	—	2,512
Investments in securities, at value[1,2] (Note 2)	215,482,056	91,559,446	85,313,990	1,348,237,264
Investments in affiliates, at value (Note 3)	—	—	—	13,900,000
Repurchase agreements, at value (Note 2)	—	1,470,000	—	—
Cash	—	124,550	—	1
Deposits at broker for futures contracts	1,796,458	1,435,850	92,385	903,483
Foreign currency, at value	—	93	—	2,723
Receivables:
Investment securities sold[3]	—	1,323,054	4,501,965	6,130,994
Due from broker	8	—	—	3,634
Due from broker for TBA Sale Commitments (Note 2)	—	307,435	—	—
Capital shares sold	—	—	—	6,935,731
Dividends	9,928	—	16,801	65,139
Securities lending income	4,138	464	—	12,164
Interest	3,534,942	714,408	233,068	11,797,799
Net variation margin on futures contracts	—	—	18,670	201,182
Total Assets	220,827,530	96,935,300	90,176,879	1,388,190,114
LIABILITIES:
TBA sale commitments, at value[4] (Note 2)	—	407,780	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	2,617,824	292,681	—	22,185,760
Investment securities purchased	1,020,471	4,779,441	13,419,853	22,880,944
Due to broker	—	—	1,879	—
Advisory fees (Note 3)	70,740	16,184	26,318	159,783
Service fees (Note 2)	724	310	258	4,732
Net variation margin on futures contracts	417,545	329,234	—	—
Total Liabilities	4,127,304	5,825,630	13,448,308	45,231,219
NET ASSETS	$216,700,226	$91,109,670	$76,728,571	$1,342,958,895
NET ASSETS:
Paid-in capital	$238,343,307	$105,695,259	$79,079,998	$1,346,200,186
Total distributable earnings (loss)	(21,643,081)	(14,585,589)	(2,351,427)	(3,241,291)
NET ASSETS	$216,700,226	$91,109,670	$76,728,571	$1,342,958,895
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,700,000	4,050,000	1,700,000	27,100,000
Net asset value per share	$22.34	$22.50	$45.13	$49.56
[1] Includes market value of securities out on loan of:	$18,049,821	$2,473,884	$—	$48,344,006
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$—	$47,481
4 TBA sale commitments, proceeds:	$—	$403,366	$—	$—

See Notes to Financial Statements.

WisdomTree Trust 239

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2026
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
ASSETS:
Investments in securities, at cost	$898,216,470	$43,270,299	$538,355,705	$174,704,519
Investments in affiliates, at cost (Note 3)	6,600,000	—	—	—
Repurchase agreements, at cost	9,310,000	—	—	—
Foreign currency, at cost	119	—	—	1,914
Investments in securities, at value[1,2] (Note 2)	894,536,163	43,663,247	587,262,151	262,487,696
Investments in affiliates, at value (Note 3)	6,600,000	—	—	—
Repurchase agreements, at value (Note 2)	9,310,000	—	—	—
Cash	1,636,608	—	—	—
Deposits at broker for futures contracts	—	30,613	96,085,000	32,477,400
Foreign currency, at value	142	—	—	1,914
Receivables:
Investment securities sold[3]	26,743,425	—	—	—
Due from broker	37,867	1,532	4,126	—
Due from broker for TBA Sale Commitments (Note 2)	1,117,902	—	—	—
Capital shares sold	—	—	179	—
Dividends	—	922	527,486	157,994
Securities lending income	8,421	246	457	813
Interest	8,665,689	357,416	—	—
Foreign tax reclaims	—	—	203	1,037
Net variation margin on futures contracts	—	7,417	6,170,130	2,556,120
Total Assets	948,656,217	44,061,393	690,049,732	297,682,974
LIABILITIES:
TBA sale commitments, at value[4] (Note 2)	1,020,677	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	10,095,752	290,183	74,143	—
Investment securities purchased	37,596,116	384,440	—	—
Advisory fees (Note 3)	80,720	3,988	102,010	89,607
Service fees (Note 2)	3,009	146	2,244	876
Cash due to custodian	—	—	—	237
Total Liabilities	48,796,274	678,757	178,397	90,720
NET ASSETS	$899,859,943	$43,382,636	$689,871,335	$297,592,254
NET ASSETS:
Paid-in capital	$1,018,266,835	$48,228,286	$496,189,058	$148,440,221
Total distributable earnings (loss)	(118,406,892)	(4,845,650)	193,682,277	149,152,033
NET ASSETS	$899,859,943	$43,382,636	$689,871,335	$297,592,254
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	20,200,000	900,000	9,500,000	2,150,000
Net asset value per share	$44.55	$48.20	$72.62	$138.42
[1] Includes market value of securities out on loan of:	$40,298,281	$855,073	$2,940,566	$9,199,748
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$594,002	$—	$—	$—
4 TBA sale commitments, proceeds:	$1,013,553	$—	$—	$—

See Notes to Financial Statements.

240    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2026
	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Equity Premium Income Fund	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree Private Credit and Alternative Income Fund
ASSETS:
Investments in securities, at cost	$199,275,793	$437,710,444	$187,773,508	$65,611,743
Investments in affiliates, at cost (Note 3)	25,197,719	17,728,067	12,418,513	—
Investments in securities, at value[1,2] (Note 2)	199,289,775	437,775,705	187,788,017	58,698,914
Investments in affiliates, at value (Note 3)	23,245,195	17,732,162	12,122,036	—
Deposits at broker for futures contracts	25,511,941	—	13,352,947	—
Receivables:
Investment securities sold[3]	—	8,183,053	—	585,420
Dividends	55,036	8,780	31,562	173,637
Securities lending income	—	—	106	5,873
Net variation margin on futures contracts	3,021,904	—	328,377	—
Total Assets	251,123,851	463,699,700	213,623,045	59,463,844
LIABILITIES:
Written options, at value[4]	—	10,275,565	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	—	4,434,753
Investment securities purchased	—	8,183,053	—	83,081
Capital shares redeemed	—	—	—	587,436
Due to broker	—	2,057,454	—	—
Advisory fees (Note 3)	97,771	137,628	102,989	21,612
Service fees (Note 2)	810	1,396	707	190
Total Liabilities	98,581	20,655,096	103,696	5,127,072
NET ASSETS	$251,025,270	$443,044,604	$213,519,349	$54,336,772
NET ASSETS:
Paid-in capital	$280,684,543	$436,741,818	$237,932,508	$68,690,699
Total distributable earnings (loss)	(29,659,273)	6,302,786	(24,413,159)	(14,353,927)
NET ASSETS	$251,025,270	$443,044,604	$213,519,349	$54,336,772
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,800,000	13,300,000	5,400,000	3,700,000
Net asset value per share	$23.24	$33.31	$39.54	$14.69
[1] Includes market value of securities out on loan of:	$—	$—	$4,601,990	$7,999,507
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$—	$15,212
[4] Premiums received on written options:	$—	$11,506,456	$—	$—
See Notes to Financial Statements.

WisdomTree Trust    241

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust February 28, 2026
WisdomTree Target Range Fund
ASSETS:
Investments in securities, at cost	$66,077,472
Investments in securities, at value	66,656,516
Receivables:
Capital shares sold	923
Dividends	1,265
Total Assets	66,658,704
LIABILITIES:
Written options, at value[1]	1,373,903
Payables:
Advisory fees (Note 3)	34,265
Service fees (Note 2)	215
Total Liabilities	1,408,383
NET ASSETS	$65,250,321
NET ASSETS:
Paid-in capital	$59,525,653
Total distributable earnings (loss)	5,724,668
NET ASSETS	$65,250,321
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,500,000
Net asset value per share	$26.10
[1] Premiums received on written options:	$1,144,058

See Notes to Financial Statements.

242    WisdomTree Trust

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended February 28, 2026
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
INVESTMENT INCOME:
Dividends	$9,693	$—	$1,021	$160
Dividends from affiliates (Note 3)	155,359	7,666	—	—
Interest	3,516,320	213,554	373,195	68,554
Securities lending income, net[1] (Note 2)	26,814	411	6	245
Total investment income	3,708,186	221,631	374,222	68,959
EXPENSES:
Advisory fees (Note 3)	472,921	31,976	15,161	2,581
Service fees (Note 2)	4,162	256	445	76
Total expenses	477,083	32,232	15,606	2,657
Expense waivers (Note 3)	(6,113)	(303)	—	—
Expense waivers – contractual (Note 3)	(1,172)	—	—	—
Net expenses	469,798	31,929	15,606	2,657
Net investment income	3,238,388	189,702	358,616	66,302
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	16,770	128	41,940	6,701
Investment transactions in affiliates (Note 3)	970	—	—	—
Foreign currency contracts	(4,402,101)	747,008	—	—
Net realized gain (loss)	(4,384,361)	747,136	41,940	6,701
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(30,094)	408	26,702	80,633
Investment transactions in affiliates (Note 3)	9,680	480	—	—
Foreign currency contracts	2,457,769	(136,274)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	2,437,355	(135,386)	26,702	80,633
Net realized and unrealized gain (loss) on investments	(1,947,006)	611,750	68,642	87,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,291,382	$801,452	$427,258	$153,636
[1] Includes securities lending income from affiliate of:	$23,204	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust 243

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2026
	WisdomTree Bianco Total Return Fund	WisdomTree Core Laddered Municipal Fund	WisdomTree Efficient TIPS Plus Gold Fund* (consolidated)	WisdomTree Emerging Markets Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$1,481,196	$382	$242	$136,170
Dividends from affiliates (Note 3)	476,378	—	—	—
Interest	—	115,841	129	2,459,861
Securities lending income, net (Note 2)[1]	46,496	—	—	8,953
Total investment income	2,004,070	116,223	371	2,604,984
EXPENSES:
Advisory fees (Note 3)	209,363	8,421	822	265,585
Service fees (Note 2)	1,843	148	12	1,948
Total expenses	211,206	8,569	834	267,533
Expense waivers (Note 3)	(25,519)	—	—	—
Expense waivers – contractual (Note 3)	(3,951)	—	—	—
Net expenses	181,736	8,569	834	267,533
Net investment income (loss)	1,822,334	107,654	(463)	2,337,451
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	96,000	—	13	324,735
Investment transactions in affiliates (Note 3)	(238,316)	—	—	—
In-kind redemptions	—	—	—	165,921
Futures contracts	—	—	—	(41,166)
Foreign currency contracts	—	—	—	(1)
Foreign currency related transactions	—	—	—	77
Net realized gain (loss)	(142,316)	—	13	449,566
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	1,220,887	250,117	20,492	360,629
Investment transactions in affiliates (Note 3)	(193,498)	—	—	—
Futures contracts	—	—	235,619	9,923
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(79)
Net increase in unrealized appreciation/depreciation	1,027,389	250,117	256,111	370,473
Net realized and unrealized gain on investments	885,073	250,117	256,124	820,039
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,707,407	$357,771	$255,661	$3,157,490
[1] Includes securities lending income from affiliate of:	$66,519	$—	$—	$—
* For the period January 22, 2026 (commencement of operations) through February 28, 2026.

See Notes to Financial Statements.

244 WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2026
	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree High Income Laddered Municipal Fund	WisdomTree Inflation Plus Fund (consolidated)
INVESTMENT INCOME:
Dividends	$2,762	$129,268	$551	$9,769
Interest	3,155,992	330,503,759	102,440	11,295
Securities lending income, net (Note 2)[1]	467	120	—	—
Less: Foreign withholding taxes on interest	(57,574)	—	—	—
Total investment income	3,101,647	330,633,147	102,991	21,064
EXPENSES:
Advisory fees (Note 3)	249,673	12,587,141	8,690	15,012
Service fees (Note 2)	1,998	369,226	109	101
Total expenses	251,671	12,956,367	8,799	15,113
Expense waivers – contractual (Note 3)	—	—	—	(112)
Net expenses	251,671	12,956,367	8,799	15,001
Net investment income	2,849,976	317,676,780	94,192	6,063
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(545,359)	(2,060,370)	—	(4)
Investment transactions in affiliates (Note 3)	—	—	—	3,264
In-kind redemptions	20,676	2,103,631	—	—
Futures contracts	—	—	—	61,678
Foreign currency contracts	106,479	—	—	—
Foreign currency related transactions	110,239	—	—	—
Net realized gain (loss)	(307,965)	43,261	—	64,938
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	4,671,202	22,202,742	172,824	80,813
Investment transactions in affiliates (Note 3)	—	—	—	(30,482)
Futures contracts	—	—	—	783,301
Foreign currency contracts	189,472	—	—	—
Translation of assets and liabilities denominated in foreign currencies	20,571	—	—	—
Net increase in unrealized appreciation/depreciation	4,881,245	22,202,742	172,824	833,632
Net realized and unrealized gain on investments	4,573,280	22,246,003	172,824	898,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,423,256	$339,922,783	$267,016	$904,633
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(44,322)	$—	$—	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(27,629)	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    245

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2026
	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
INVESTMENT INCOME:
Dividends	$75,569	$—	$128,405	$714,994
Interest	6,204,217	1,951,430	1,530,345	33,632,177
Securities lending income, net (Note 2)[1]	28,754	4,266	—	85,215
Total investment income	6,308,540	1,955,696	1,658,750	34,432,386
EXPENSES:
Advisory fees (Note 3)	421,320	104,989	158,581	1,037,680
Service fees (Note 2)	4,311	2,010	1,550	30,438
Total expenses	425,631	106,999	160,131	1,068,118
Expense waivers – contractual (Note 3)	—	—	—	(7,473)
Net expenses	425,631	106,999	160,131	1,060,645
Net investment income	5,882,909	1,848,697	1,498,619	33,371,741
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	317,975	(78,307)	105,560	2,862,150
In-kind redemptions	95,781	28,183	—	1,469,970
Futures contracts	(368,478)	(941,081)	43,144	640,044
Net realized gain (loss)	45,278	(991,205)	148,704	4,972,164
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(326,010)	1,776,232	1,464,806	15,088,142
Futures contracts	(525,630)	(156,797)	21,482	318,424
Translation of assets and liabilities denominated in foreign currencies	—	1	—	23
Net increase (decrease) in unrealized appreciation/depreciation	(851,640)	1,619,436	1,486,288	15,406,589
Net realized and unrealized gain (loss) on investments	(806,362)	628,231	1,634,992	20,378,753
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,076,547	$2,476,928	$3,133,611	$53,750,494
[1] Includes securities lending income from affiliate of:	$—	$—	$—	$136,467
See Notes to Financial Statements.

246    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2026
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
INVESTMENT INCOME:
Dividends	$—	$9,128	$2,690,789	$924,564
Interest	19,101,037	1,377,585	725,728	180,060
Securities lending income, net (Note 2)[1]	49,489	5,718	1,934	4,571
Less: Foreign withholding taxes on dividends	—	—	(630)	(71,232)
Total investment income	19,150,526	1,392,431	3,417,821	1,037,963
EXPENSES:
Advisory fees (Note 3)	499,506	38,713	492,292	401,361
Service fees (Note 2)	18,315	1,420	10,840	3,926
Total expenses	517,821	40,133	503,132	405,287
Expense waivers – contractual (Note 3)	(6,520)	—	—	—
Net expenses	511,301	40,133	503,132	405,287
Net investment income	18,639,225	1,352,298	2,914,689	632,676
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	168,504	89,582	(11,132,284)	(4,418,013)
In-kind redemptions	3,103	156,079	7,593,245	17,496,615
Futures contracts	—	2,201	147,106,523	46,957,888
Foreign currency contracts	—	—	—	37,635
Foreign currency related transactions	—	—	—	(36,975)
Net realized gain	171,607	247,862	143,567,484	60,037,150
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	15,469,198	(108,303)	24,944,569	74,000,845
Futures contracts	—	(4,186)	19,615,152	8,430,092
Translation of assets and liabilities denominated in foreign currencies	2	—	—	(7)
Net increase (decrease) in unrealized appreciation/depreciation	15,469,200	(112,489)	44,559,721	82,430,930
Net realized and unrealized gain on investments	15,640,807	135,373	188,127,205	142,468,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,280,032	$1,487,671	$191,041,894	$143,100,756
[1] Includes securities lending income from affiliate of:	$119,152	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    247

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2026
	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Equity Premium Income Fund	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree Private Credit and Alternative Income Fund
INVESTMENT INCOME:
Dividends	$181,265	$49,719	$188,270	$3,499,184
Dividends from affiliates (Note 3)	156,717	282,442	160,775	—
Interest	2,877,050	6,580,678	3,270,545	—
Securities lending income, net (Note 2)[1]	4,849	—	4,523	38,098
Total investment income	3,219,881	6,912,839	3,624,113	3,537,282
EXPENSES:
Advisory fees (Note 3)	489,954	756,231	607,722	141,482
Service fees (Note 2)	3,927	7,562	4,122	1,245
Total expenses	493,881	763,793	611,844	142,727
Expense waivers (Note 3)	(3,975)	(11,030)	(6,279)	—
Expense waivers – contractual (Note 3)	(13,839)	—	(1,801)	(4)
Net expenses	476,067	752,763	603,764	142,723
Net investment income	2,743,814	6,160,076	3,020,349	3,394,559
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	2,230	(47)	(39,685)	(3,794,084)
Investment transactions in affiliates (Note 3)	(35,351)	—	530,758	—
In-kind redemptions	—	—	—	209,763
Futures contracts	18,099,965	—	12,357,452	—
Written options	—	20,884,685	—	—
Foreign currency contracts	—	—	(36,676)	—
Foreign currency related transactions	—	—	(90,497)	—
Net realized gain (loss)	18,066,844	20,884,638	12,721,352	(3,584,321)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(60,170)	(103,184)	(73,524)	(6,415,188)
Investment transactions in affiliates (Note 3)	(4,683,492)	15,205	(894,758)	—
Futures contracts	17,182,556	—	4,820,812	—
Written options	—	(163,200)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	15,027	—
Net increase (decrease) in unrealized appreciation/depreciation	12,438,894	(251,179)	3,867,557	(6,415,188)
Net realized and unrealized gain (loss) on investments	30,505,738	20,633,459	16,588,909	(9,999,509)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,249,552	$26,793,535	$19,609,258	$(6,604,950)
[1] Includes securities lending income from affiliate of:	$1,272	$—	$1,487	$631

See Notes to Financial Statements.

248    WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended February 28, 2026
WisdomTree Target Range Fund
INVESTMENT INCOME:
Dividends	$14,181
Interest	933,795
Securities lending income, net (Note 2)[1]	1,620
Total investment income	949,596
EXPENSES:
Advisory fees (Note 3)	214,108
Service fees (Note 2)	1,346
Total expenses	215,454
Expense waivers – contractual (Note 3)	(26)
Net expenses	215,428
Net investment income	734,168
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	636
Futures contracts	14
Written options	5,547,508
Net realized gain	5,548,158
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(1,365,317)
Written options	(314,019)
Net decrease in unrealized appreciation/depreciation	(1,679,336)
Net realized and unrealized gain on investments	3,868,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,602,990
[1] Includes securities lending income from affiliate of:	$507

See Notes to Financial Statements.

WisdomTree Trust    249

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Emerging Currency Strategy Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,238,388	$8,551,792	$189,702	$313,885
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(4,384,361)	(8,987,487)	747,136	288,725
Net increase (decrease) in net unrealized appreciation/depreciation on investments and foreign currency contracts	2,437,355	700,395	(135,386)	3,203
Net increase in net assets resulting from operations	1,291,382	264,700	801,452	605,813
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,957,586)	(9,556,776)	(326,928)	(366,632)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	138,487,071	388,087,181	5,755,237	3,604,311
Cost of shares redeemed	(104,817,569)	(446,156,575)	—	(1,854,931)
Net increase (decrease) in net assets resulting from capital share transactions	33,669,502	(58,069,394)	5,755,237	1,749,380
Net Increase (Decrease) in Net Assets	27,003,298	(67,361,470)	6,229,761	1,988,561
NET ASSETS:
Beginning of period	$154,968,324	$222,329,794	$9,344,392	$7,355,831
End of period	$181,971,622	$154,968,324	$15,574,153	$9,344,392
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	5,900,000	8,350,000	500,000	400,000
Shares created	5,200,000	14,100,000	300,000	200,000
Shares redeemed	(4,000,000)	(16,550,000)	—	(100,000)
Shares outstanding, end of period	7,100,000	5,900,000	800,000	500,000

See Notes to Financial Statements.

250    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree 1-3 Year Laddered Treasury Fund		WisdomTree 7-10 Year Laddered Treasury Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$358,616	$312,787	$66,302	$129,314
Net realized gain (loss) on investments	41,940	23,719	6,701	(47,315)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	26,702	43,721	80,633	(55,469)
Net increase in net assets resulting from operations	427,258	380,227	153,636	26,530
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(377,433)	(313,667)	(68,294)	(129,333)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,575,073	17,200,431	1,513,349	2,032,199
Cost of shares redeemed	—	(2,022,599)	—	(1,963,632)
Net increase in net assets resulting from capital share transactions	4,575,073	15,177,832	1,513,349	68,567
Net Increase (Decrease) in Net Assets	4,624,898	15,244,392	1,598,691	(34,236)
NET ASSETS:
Beginning of period	$17,265,323	$2,020,931	$3,029,659	$3,063,895
End of period	$21,890,221	$17,265,323	$4,628,350	$3,029,659
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	340,000	40,000	60,000	60,000
Shares created	90,000	340,000	30,000	40,000
Shares redeemed	—	(40,000)	—	(40,000)
Shares outstanding, end of period	430,000	340,000	90,000	60,000
See Notes to Financial Statements.

WisdomTree Trust    251

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Bianco Total Return Fund		WisdomTree Core Laddered Municipal Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Period April 3, 2025* through August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,822,334	$1,949,848	$107,654	$47,578
Net realized loss on investments	(142,316)	(63,558)	—	(174)
Net increase in net unrealized appreciation/depreciation on investments	1,027,389	844,020	250,117	75,907
Net increase in net assets resulting from operations	2,707,407	2,730,310	357,771	123,311
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,810,465)	(1,950,903)	(103,001)	(47,578)
Tax return of capital	—	—	—	(22)
Total distributions to shareholders	(1,810,465)	(1,950,903)	(103,001)	(47,600)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,617,719	65,184,648	5,172,940	4,978,078
Cost of shares redeemed	—	(254,839)	—	(100)
Net increase in net assets resulting from capital share transactions	25,617,719	64,929,809	5,172,940	4,977,978
Net Increase in Net Assets	26,514,661	65,709,216	5,427,710	5,053,689
NET ASSETS:
Beginning of period	$72,595,240	$6,886,024	$5,053,789	$100
End of period	$99,109,901	$72,595,240	$10,481,499	$5,053,789
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,850,000	270,000	200,000	4
Shares created	1,000,000	2,590,000	200,000	200,000
Shares redeemed	—	(10,000)	—	(4)
Shares outstanding, end of period	3,850,000	2,850,000	400,000	200,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

252    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	WisdomTree Emerging Markets Corporate Bond Fund
	For the Period January 22, 2026* through February 28, 2026	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(463)	$2,337,451	$3,981,727
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	13	449,566	75,973
Net increase in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	256,111	370,473	592,770
Net increase in net assets resulting from operations	255,661	3,157,490	4,650,470
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(2,341,475)	(4,086,121)
Total distributions to shareholders	—	(2,341,475)	(4,086,121)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,042,941	13,418,228	19,894,515
Cost of shares redeemed	(120)	(3,364,745)	—
Net increase in net assets resulting from capital share transactions	3,042,821	10,053,483	19,894,515
Net Increase in Net Assets	3,298,482	10,869,498	20,458,864
NET ASSETS:
Beginning of period	$120	$86,466,249	$66,007,385
End of period	$3,298,602	$97,335,747	$86,466,249
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3	1,300,000	1,000,000
Shares created	75,000	200,000	300,000
Shares redeemed	(3)	(50,000)	—
Shares outstanding, end of period	75,000	1,450,000	1,300,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    253

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,849,976	$4,157,880	$317,676,780	$786,374,483
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(307,965)	(2,808,868)	43,261	9,856,413
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,881,245	4,619,844	22,202,742	5,077,213
Net increase in net assets resulting from operations	7,423,256	5,968,856	339,922,783	801,308,109
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,790,750)	(1,744,059)	(317,731,932)	(788,210,474)
Tax return of capital	—	(2,068,441)	—	—
Total distributions to shareholders	(2,790,750)	(3,812,500)	(317,731,932)	(788,210,474)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	54,254,376	9,440,798	2,577,858,071	7,087,556,369
Cost of shares redeemed	(7,215,507)	(12,045,744)	(5,303,537,424)	(5,665,468,059)
Net increase (decrease) in net assets resulting from capital share transactions	47,038,869	(2,604,946)	(2,725,679,353)	1,422,088,310
Net Increase (Decrease) in Net Assets	51,671,375	(448,590)	(2,703,488,502)	1,435,185,945
NET ASSETS:
Beginning of period	$73,346,602	$73,795,192	$18,801,671,018	$17,366,485,073
End of period	$125,017,977	$73,346,602	$16,098,182,516	$18,801,671,018
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,600,000	2,700,000	373,887,500	345,627,500
Shares created	1,850,000	350,000	51,190,000	140,740,000
Shares redeemed	(250,000)	(450,000)	(105,300,000)	(112,480,000)
Shares outstanding, end of period	4,200,000	2,600,000	319,777,500	373,887,500

See Notes to Financial Statements.

254    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree High Income Laddered Municipal Fund		WisdomTree Inflation Plus Fund (consolidated)
	For the Six Months Ended February 28, 2026 (unaudited)	For the Period April 3, 2025* through August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Period June 18, 2025* through August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$94,192	$43,269	$6,063	$11,746
Net realized gain (loss) on investments and futures contracts	—	(22)	64,938	(29,022)
Net increase in net unrealized appreciation/depreciation on investments and futures contracts	172,824	4,429	833,632	41,566
Net increase in net assets resulting from operations	267,016	47,676	904,633	24,290
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(94,000)	(41,800)	(23,693)	(8,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,019,564	3,953,205	11,820,210	1,500,000
Cost of shares redeemed	—	(100)	—	(120)
Net increase in net assets resulting from capital share transactions	1,019,564	3,953,105	11,820,210	1,499,880
Net Increase in Net Assets	1,192,580	3,958,981	12,701,150	1,516,170
NET ASSETS:
Beginning of period	$3,959,081	$100	$1,516,290	$120
End of period	$5,151,661	$3,959,081	$14,217,440	$1,516,290
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	160,000	4	50,000	4
Shares created	40,000	160,000	350,000	50,000
Shares redeemed	—	(4)	—	(4)
Shares outstanding, end of period	200,000	160,000	400,000	50,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    255

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,882,909	$10,461,079	$1,848,697	$5,222,346
Net realized gain (loss) on investments and futures contracts	45,278	1,149,413	(991,205)	(94,398)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(851,640)	1,155,492	1,619,436	1,052,754
Net increase in net assets resulting from operations	5,076,547	12,765,984	2,476,928	6,180,702
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,799,844)	(10,623,143)	(1,835,570)	(5,493,927)
Tax return of capital	—	(19,451)	—	—
Total distributions to shareholders	(5,799,844)	(10,642,594)	(1,835,570)	(5,493,927)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,234,101	44,806,895	5,625,702	61,636,468
Cost of shares redeemed	(4,475,835)	(10,908,728)	(10,144,224)	(125,366,436)
Net increase (decrease) in net assets resulting from capital share transactions	33,758,266	33,898,167	(4,518,522)	(63,729,968)
Net Increase (Decrease) in Net Assets	33,034,969	36,021,557	(3,877,164)	(63,043,193)
NET ASSETS:
Beginning of period	$183,665,257	$147,643,700	$94,986,834	$158,030,027
End of period	$216,700,226	$183,665,257	$91,109,670	$94,986,834
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	8,200,000	6,700,000	4,250,000	7,100,000
Shares created	1,700,000	2,000,000	250,000	2,750,000
Shares redeemed	(200,000)	(500,000)	(450,000)	(5,600,000)
Shares outstanding, end of period	9,700,000	8,200,000	4,050,000	4,250,000
See Notes to Financial Statements.

256    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Mortgage Plus Bond Fund		WisdomTree Voya Yield Enhanced USD Universal Bond Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,498,619	$2,338,656	$33,371,741	$64,832,063
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	148,704	(116,639)	4,972,164	46,837
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,486,288	(27,073)	15,406,589	(16,991,988)
Net increase in net assets resulting from operations	3,133,611	2,194,944	53,750,494	47,886,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,689,052)	(2,391,056)	(33,277,789)	(66,300,162)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,939,702	21,913,421	45,226,705	188,307,956
Cost of shares redeemed	—	(8,897,828)	(104,612,882)	(141,558,420)
Net increase (decrease) in net assets resulting from capital share transactions	8,939,702	13,015,593	(59,386,177)	46,749,536
Net Increase (Decrease) in Net Assets	10,384,261	12,819,481	(38,913,472)	28,336,286
NET ASSETS:
Beginning of period	$66,344,310	$53,524,829	$1,381,872,367	$1,353,536,081
End of period	$76,728,571	$66,344,310	$1,342,958,895	$1,381,872,367
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,500,000	1,200,000	28,300,000	27,320,000
Shares created	200,000	400,000	920,000	3,880,000
Shares redeemed	—	(100,000)	(2,120,000)	(2,900,000)
Shares outstanding, end of period	1,700,000	1,500,000	27,100,000	28,300,000

See Notes to Financial Statements.

WisdomTree Trust    257

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$18,639,225	$38,873,573	$1,352,298	$1,756,555
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	171,607	(12,886,461)	247,862	197,125
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	15,469,200	(1,210,038)	(112,489)	100,851
Net increase in net assets resulting from operations	34,280,032	24,777,074	1,487,671	2,054,531
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,377,390)	(39,555,076)	(1,354,372)	(1,782,448)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	101,681,527	132,297,625	33,734,560	14,237,719
Cost of shares redeemed	(26,258,173)	(242,160,851)	(33,671,642)	(9,528,104)
Net increase (decrease) in net assets resulting from capital share transactions	75,423,354	(109,863,226)	62,918	4,709,615
Net Increase (Decrease) in Net Assets	91,325,996	(124,641,228)	196,217	4,981,698
NET ASSETS:
Beginning of period	$808,533,947	$933,175,175	$43,186,419	$38,204,721
End of period	$899,859,943	$808,533,947	$43,382,636	$43,186,419
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	18,500,000	21,100,000	900,000	800,000
Shares created	2,300,000	3,000,000	700,000	300,000
Shares redeemed	(600,000)	(5,600,000)	(700,000)	(200,000)
Shares outstanding, end of period	20,200,000	18,500,000	900,000	900,000

See Notes to Financial Statements.

258    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)		WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,914,689	$1,290,468	$632,676	$316,725
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	143,567,484	18,216,160	60,037,150	4,465,133
Net increase in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	44,559,721	24,172,916	82,430,930	13,954,372
Net increase in net assets resulting from operations	191,041,894	43,679,544	143,100,756	18,736,230
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,850,900)	(3,699,370)	(5,814,292)	(1,346,160)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	251,582,260	250,604,241	147,158,223	35,886,774
Cost of shares redeemed	(30,649,733)	(31,801,317)	(45,263,236)	(4,760,893)
Net increase in net assets resulting from capital share transactions	220,932,527	218,802,924	101,894,987	31,125,881
Net Increase in Net Assets	391,123,521	258,783,098	239,181,451	48,515,951
NET ASSETS:
Beginning of period	$298,747,814	$39,964,716	$58,410,803	$9,894,852
End of period	$689,871,335	$298,747,814	$297,592,254	$58,410,803
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	5,900,000	1,100,000	950,000	300,000
Shares created	4,100,000	5,500,000	1,800,000	800,000
Shares redeemed	(500,000)	(700,000)	(600,000)	(150,000)
Shares outstanding, end of period	9,500,000	5,900,000	2,150,000	950,000

See Notes to Financial Statements.

WisdomTree Trust    259

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Enhanced Commodity Strategy Fund (consolidated)		WisdomTree Equity Premium Income Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,743,814	$4,892,761	$6,160,076	$8,259,235
Net realized gain (loss) on investments, futures contracts and written options	18,066,844	(2,777,582)	20,884,638	13,495,803
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and written options	12,438,894	16,236,969	(251,179)	514,199
Net increase in net assets resulting from operations	33,249,552	18,352,148	26,793,535	22,269,237
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(10,753,956)	(4,670,528)	(20,646,531)	(20,074,145)
Tax return of capital	—	—	—	(4,992,291)
Total distributions to shareholders	(10,753,956)	(4,670,528)	(20,646,531)	(25,066,436)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,104,184	48,134,667	173,142,050	200,028,543
Cost of shares redeemed	(1,081,711)	(39,017,328)	(31,758,535)	(26,750,396)
Net increase in net assets resulting from capital share transactions	81,022,473	9,117,339	141,383,515	173,278,147
Net Increase in Net Assets	103,518,069	22,798,959	147,530,519	170,480,948
NET ASSETS:
Beginning of period	$147,507,201	$124,708,242	$295,514,085	$125,033,137
End of period	$251,025,270	$147,507,201	$443,044,604	$295,514,085
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	7,150,000	6,750,000	9,050,000	3,800,000
Shares created	3,700,000	2,500,000	5,200,000	6,100,000
Shares redeemed	(50,000)	(2,100,000)	(950,000)	(850,000)
Shares outstanding, end of period	10,800,000	7,150,000	13,300,000	9,050,000

See Notes to Financial Statements.

260    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Managed Futures Strategy Fund (consolidated)		WisdomTree Private Credit and Alternative Income Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,020,349	$6,403,985	$3,394,559	$4,342,884
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	12,721,352	1,030,870	(3,584,321)	(1,588,044)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	3,867,557	2,178,668	(6,415,188)	(815,712)
Net increase (decrease) in net assets resulting from operations	19,609,258	9,613,523	(6,604,950)	1,939,128
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,554,403)	(7,002,051)	(3,696,833)	(4,545,858)
Tax return of capital	—	—	—	(940,240)
Total distributions to shareholders	(5,554,403)	(7,002,051)	(3,696,833)	(5,486,098)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,015,963	22,901,171	6,671,636	48,463,186
Cost of shares redeemed	(13,490,119)	(68,021,182)	(4,152,913)	(3,029,220)
Net increase (decrease) in net assets resulting from capital share transactions	34,525,844	(45,120,011)	2,518,723	45,433,966
Net Increase (Decrease) in Net Assets	48,580,699	(42,508,539)	(7,783,060)	41,886,996
NET ASSETS:
Beginning of period	$164,938,650	$207,447,189	$62,119,832	$20,232,836
End of period	$213,519,349	$164,938,650	$54,336,772	$62,119,832
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4,500,000	5,800,000	3,540,000	1,060,000
Shares created	1,250,000	650,000	420,000	2,660,000
Shares redeemed	(350,000)	(1,950,000)	(260,000)	(180,000)
Shares outstanding, end of period	5,400,000	4,500,000	3,700,000	3,540,000
See Notes to Financial Statements.

WisdomTree Trust    261

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Target Range Fund
	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$734,168	$1,515,019
Net realized gain on investments, futures contracts and written options	5,548,158	3,176,206
Net decrease in net unrealized appreciation/depreciation on investments, written options	(1,679,336)	(552,298)
Net increase in net assets resulting from operations	4,602,990	4,138,927
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,782,654)	(2,889,461)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,545,718	18,788,634
Cost of shares redeemed	(650,911)	(22,749,283)
Net increase (decrease) in net assets resulting from capital share transactions	3,894,807	(3,960,649)
Net Increase (Decrease) in Net Assets	5,715,143	(2,711,183)
NET ASSETS:
Beginning of period	$59,535,178	$62,246,361
End of period	$65,250,321	$59,535,178
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,350,000	2,525,000
Shares created	175,000	775,000
Shares redeemed	(25,000)	(950,000)
Shares outstanding, end of period	2,500,000	2,350,000

See Notes to Financial Statements.

262    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$26.27	$26.63	$26.93	$28.81	$25.57	$26.23
Investment Operations:
Net investment income (loss)[1]	0.45	1.08	1.29	0.96	0.06	(0.12)
Net realized and unrealized gain (loss)	(0.10)	(0.34)	0.17 [2]	(0.80)	3.18	(0.37)
Net increase from payment by sub-adviser	—	—	—	—	0.00 [3]	—
Total from investment operations	0.35	0.74	1.46	0.16	3.24	(0.49)
Dividends and distributions to shareholders:
Net investment income	(0.99)	(1.10)	(1.76)	(0.28)	—	(0.17)
Capital gains	—	—	—	(1.76)	—	—
Total dividends and distributions to shareholders	(0.99)	(1.10)	(1.76)	(2.04)	—	(0.17)
Net asset value, end of period	$25.63	$26.27	$26.63	$26.93	$28.81	$25.57
TOTAL RETURN[4]	1.32%	2.59%	5.77%	0.71%	12.67%[5]	(1.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$181,972	$154,968	$222,330	$196,577	$397,582	$143,168
Ratio to average net assets of:
Expenses[6,7]	0.50%[8]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.42%[8]	3.99%	4.84%	3.52%	0.21%	(0.45)%
Portfolio turnover rate[9,10]	52%	185%	106%	78%	156%	55%
WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$18.69	$18.39	$17.68	$16.47	$18.19	$17.55
Investment Operations:
Net investment income (loss)[1]	0.31	0.68	0.85	0.63	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.94	0.54	0.22	0.71	(1.68)	0.85
Total from investment operations	1.25	1.22	1.07	1.34	(1.72)	0.76
Dividends to shareholders:
Net investment income	(0.47)	(0.92)	(0.36)	(0.13)	—	(0.12)
Net asset value, end of period	$19.47	$18.69	$18.39	$17.68	$16.47	$18.19
TOTAL RETURN[4]	6.75%	7.09%	6.11%	8.20%	(9.46)%	4.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,574	$9,344	$7,356	$8,839	$8,235	$12,732
Ratio to average net assets of:
Expenses[6,7]	0.55%[8]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	3.26%[8]	3.78%	4.74%	3.67%	(0.21)%	(0.51)%
Portfolio turnover rate[10]	0%	12%[9]	132%[9]	0%	36%[9]	26%[9]

1   Based on average shares outstanding.

2   The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3   Amount represents less than $0.005.

4   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

6   Does not include expenses of the underlying investment companies in which the Fund invests.

7   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8   Annualized.

9   During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

10   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    263

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 1-3 Year Laddered Treasury Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$50.78	$50.52	$49.97
Investment Operations:
Net investment income[1]	0.89	1.93	1.07
Net realized and unrealized gain	0.17	0.17	0.48
Total from investment operations	1.06	2.10	1.55
Dividends and distributions to shareholders:
Net investment income	(0.89)	(1.81)	(1.00)
Capital gains	(0.04)	(0.02)	—
Total dividends and distributions to shareholders	(0.93)	(1.83)	(1.00)
Net asset value, end of period	$50.91	$50.78	$50.52
TOTAL RETURN[2]	2.11%	4.24%	3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,890	$17,265	$2,021
Ratio to average net assets of:
Expenses	0.15%[3]	0.15%	0.15%[3]
Net investment income	3.54%[3]	3.85%	4.61%[3]
Portfolio turnover rate[4]	48%	107%	53%
WisdomTree 7-10 Year Laddered Treasury Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$50.49	$51.06	$49.89
Investment Operations:
Net investment income[1]	0.97	1.92	0.94
Net realized and unrealized gain (loss)	0.95	(0.55)	1.16
Total from investment operations	1.92	1.37	2.10
Dividends and distributions to shareholders:
Net investment income	(0.98)	(1.91)	(0.93)
Capital gains	—	(0.03)	—
Total dividends and distributions to shareholders	(0.98)	(1.94)	(0.93)
Net asset value, end of period	$51.43	$50.49	$51.06
TOTAL RETURN[2]	3.85%	2.80%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,628	$3,030	$3,064
Ratio to average net assets of:
Expenses	0.15%[3]	0.15%	0.15%[3]
Net investment income	3.85%[3]	3.86%	4.09%[3]
Portfolio turnover rate[4]	21%	38%	19%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

264    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bianco Total Return Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Period December 20, 2023* through August 31, 2024
Net asset value, beginning of period	$25.47	$25.50	$24.97
Investment Operations:
Net investment income[1]	0.55	1.04	0.50
Net realized and unrealized gain (loss)	0.26	(0.10)	0.50
Total from investment operations	0.81	0.94	1.00
Dividends and distributions to shareholders:
Net investment income	(0.54)	(0.95)	(0.47)
Capital gains	(0.00)[2]	(0.02)	—
Total dividends and distributions to shareholders	(0.54)	(0.97)	(0.47)
Net asset value, end of period	$25.74	$25.47	$25.50
TOTAL RETURN[3]	3.23%	3.79%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$99,110	$72,595	$6,886
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.43%[5]	0.47%	0.48%[5]
Expenses, prior to expense waivers[4]	0.50%[5]	0.50%	0.50%[5]
Net investment income	4.35%[5]	4.17%	2.90%[5]
Portfolio turnover rate[6]	67%	154%	72%
WisdomTree Core Laddered Municipal Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Period April 3, 2025* through August 31, 2025
Net asset value, beginning of period	$25.27	$25.05
Investment Operations:
Net investment income[1]	0.41	0.35
Net realized and unrealized gain	0.91	0.16
Total from investment operations	1.32	0.51
Dividends to shareholders:
Net investment income	(0.39)	(0.29)
Tax return of capital	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.39)	(0.29)
Net asset value, end of period	$26.20	$25.27
TOTAL RETURN[3]	5.24%	2.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,481	$5,054
Ratio to average net assets of:
Expenses	0.25%[5]	0.25%[5]
Net investment income	3.20%[5]	3.34%[5]
Portfolio turnover rate[6]	0%	0%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Bianco Total Return Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    265

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	For the Period January 22, 2026* through February 28, 2026 (unaudited)
Net asset value, beginning of period	$40.65
Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	3.34
Total from investment operations	3.33
Net asset value, end of period	$43.98
TOTAL RETURN[2]	8.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,299
Ratio to average net assets of:
Expenses	0.30%[3]
Net investment loss	(0.17)%[3]
Portfolio turnover rate[4]	0%
WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$66.51	$66.01	$62.27	$61.95	$76.11	$74.14
Investment Operations:
Net investment income[1]	1.75	3.65	3.32	2.74	2.53	2.63
Net realized and unrealized gain (loss)	0.61	0.59	3.88	0.33	(14.16)	1.94
Total from investment operations	2.36	4.24	7.20	3.07	(11.63)	4.57
Dividends to shareholders:
Net investment income	(1.74)	(3.74)	(3.46)	(2.75)	(2.53)	(2.60)
Net asset value, end of period	$67.13	$66.51	$66.01	$62.27	$61.95	$76.11
TOTAL RETURN[5]	3.58%	6.67%	11.92%	5.11%	(15.52)%	6.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$97,336	$86,466	$66,007	$40,474	$52,655	$53,279
Ratio to average net assets of:
Expenses	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.27%[3]	5.57%	5.22%	4.45%	3.70%	3.48%
Portfolio turnover rate[4]	100%	199%	147%	142%	36%	56%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

See Notes to Financial Statements.

266    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$28.21	$27.33	$27.39	$25.75	$32.48	$32.70
Investment Operations:
Net investment income[1]	0.90	1.63	1.66	1.50	1.57	1.64
Net realized and unrealized gain (loss)	1.52	0.75	(0.28)	1.46	(6.89)	(0.33)
Total from investment operations	2.42	2.38	1.38	2.96	(5.32)	1.31
Dividends to shareholders:
Net investment income	(0.86)	(0.67)	(0.21)	(0.79)	(0.48)	(0.52)
Tax return of capital	—	(0.83)	(1.23)	(0.53)	(0.93)	(1.01)
Total dividends and distributions to shareholders	(0.86)	(1.50)	(1.44)	(1.32)	(1.41)	(1.53)
Net asset value, end of period	$29.77	$28.21	$27.33	$27.39	$25.75	$32.48
TOTAL RETURN[2]	8.70%	9.11%	5.24%	11.83%	(16.69)%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$125,018	$73,347	$73,795	$102,701	$87,544	$134,784
Ratio to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	6.28%[3]	6.04%	6.12%	5.68%	5.47%	4.97%
Portfolio turnover rate[4]	10%	38%	14%	21%	31%	31%
WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022[5]	For the Year Ended August 31, 2021[5]
Net asset value, beginning of period	$50.29	$50.25	$50.31	$50.24	$50.21	$50.23
Investment Operations:
Net investment income (loss)[1]	0.95	2.22	2.70	2.37	0.56	(0.01)
Net realized and unrealized gain (loss)	0.06	0.05	(0.04)	(0.04)[6]	(0.24)	0.01
Total from investment operations	1.01	2.27	2.66	2.33	0.32	0.00[7]
Dividends and distributions to shareholders:
Net investment income	(0.96)	(2.23)	(2.72)	(2.26)	(0.29)	(0.01)
Capital gains	—	—	—	(0.00)[7]	(0.00)[7]	(0.01)
Total dividends and distributions to shareholders	(0.96)	(2.23)	(2.72)	(2.26)	0.29	(0.02)
Net asset value, end of period	$50.34	$50.29	$50.25	$50.31	$50.24	$50.21
TOTAL RETURN[2]	2.02%	4.60%	5.41%	4.75%	0.63%	0.00%[8]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,098,183	$18,801,671	$17,366,485	$18,055,898	$8,052,243	$1,086,455
Ratio to average net assets of:
Expenses	0.15%[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	3.79%[3]	4.40%	5.37%	4.71%	1.12%	(0.02)%
Portfolio turnover rate[4]	77%	159%	157%	167%	170%	147%

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3        Annualized.

4        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5        Per share amounts were adjusted to reflect a 1:2 reverse share split effective March 24, 2022.

6        The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

7        Amount represents less than $0.005.

8        Amount represents less than 0.005%.

See Notes to Financial Statements.

WisdomTree Trust    267

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree High Income Laddered Municipal Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Period April 3, 2025* through August 31, 2025
Net asset value, beginning of period	$24.74	$25.04
Investment Operations:
Net investment income[1]	0.48	0.39
Net realized and unrealized gain (loss)	1.01	(0.36)
Total from investment operations	1.49	0.03
Dividends to shareholders:
Net investment income	(0.47)	(0.33)
Net asset value, end of period	$25.76	$24.74
TOTAL RETURN[2]	6.06%	0.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,152	$3,959
Ratio to average net assets of:
Expenses	0.35%[3]	0.35%[3]
Net investment income	3.79%[3]	3.79%[3]
Portfolio turnover rate[4]	0%	0%
WisdomTree Inflation Plus Fund (consolidated)	For the Six Months Ended February 28, 2026 (unaudited)	For the Period June 18, 2025* through August 31, 2025
Net asset value, beginning of period	$30.33	$30.06
Investment Operations:
Net investment income[1]	0.04	0.26
Net realized and unrealized gain	5.55	0.17
Total from investment operations	5.59	0.43
Dividends and distributions to shareholders:
Net investment income	(0.37)	(0.16)
Capital gains	(0.01)	—
Total dividends and distributions to shareholders	(0.38)	(0.16)
Net asset value, end of period	$35.54	$30.33
TOTAL RETURN[2]	18.55%	1.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,217	$1,516
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.65%[3]	0.64%[3]
Expenses, prior to expense waivers[5]	0.65%[3]	0.65%[3]
Net investment income	0.26%[3]	3.78%[3]
Portfolio turnover rate[4]	2%	7%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3        Annualized.

4        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5        Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

268    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$22.40	$22.04	$21.29	$20.57	$22.19	$21.40
Investment Operations:
Net investment income[1]	0.67	1.37	1.34	1.20	0.98	0.96
Net realized and unrealized gain (loss)	(0.08)	0.38	0.76	0.74	(1.65)	0.78
Net increase from payment by sub-adviser	—	—	—	—	—	0.01
Total from investment operations	0.59	1.75	2.10	1.94	(0.67)	1.75
Dividends to shareholders:
Net investment income	(0.65)	(1.39)	(1.35)	(1.22)	(0.95)	(0.96)
Tax return of capital	—	(0.00)[2]	—	—	—	—
Total dividends and distributions to shareholders	(0.65)	(1.39)	(1.35)	(1.22)	(0.95)	(0.96)
Net asset value, end of period	$22.34	$22.40	$22.04	$21.29	$20.57	$22.19
TOTAL RETURN[3]	2.67%	8.19%	10.14%	9.74%	(3.11)%	8.33%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$216,700	$183,665	$147,644	$151,181	$183,042	$166,447
Ratio to average net assets of:
Expenses	0.43%[5]	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	6.00%[5]	6.18%	6.18%	5.77%	4.53%	4.40%
Portfolio turnover rate[6]	32%	61%	49%	21%	23%	40%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[7]	For the Year Ended August 31, 2022[7]	For the Year Ended August 31, 2021[7]
Net asset value, beginning of period	$22.35	$22.26	$22.19	$22.90	$23.41	$23.52
Investment Operations:
Net investment income[1]	0.45	0.90	0.85	0.74	0.42	0.35
Net realized and unrealized gain (loss)	0.15	0.14	0.61	0.63	(0.51)	(0.03)
Total from investment operations	0.60	1.04	1.46	1.37	(0.09)	0.32
Dividends and distributions to shareholders:
Net investment income	(0.45)	(0.95)	(0.88)	(0.77)	(0.42)	(0.43)
Capital gains	—	—	(0.51)	(1.31)	—	—
Total dividends and distributions to shareholders	(0.45)	(0.95)	(1.39)	(2.08)	(0.42)	(0.43)
Net asset value, end of period	$22.50	$22.35	$22.26	$22.19	$22.90	$23.41
TOTAL RETURN[3]	2.71%	4.75%	6.82%	6.35%	(0.39)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$91,110	$94,987	$158,030	$200,830	$366,368	$215,330
Ratio to average net assets of:
Expenses	0.23%[5]	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	4.05%[5]	4.00%	3.84%	3.34%	1.79%	1.47%
Portfolio turnover rate[6]	47%	112%	111%	171%	131%	81%
Portfolio turnover rate excluding TBA roll transactions[6]	21%	52%	57%	132%	42%	23%

1     Based on average shares outstanding.

2     Amount represents less than $0.005.

3     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4     Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

5     Annualized.

6     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7     Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.
See Notes to Financial Statements.

WisdomTree Trust 269

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Mortgage Plus Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$44.23	$44.60	$42.82	$45.57	$50.94	$51.64
Investment Operations:
Net investment income[1]	0.94	1.78	1.60	1.21	0.50	0.45
Net realized and unrealized gain (loss)	1.02	(0.32)	1.68	(2.51)	(5.19)	0.06
Total from investment operations	1.96	1.46	3.28	(1.30)	(4.69)	0.51
Dividends and distributions to shareholders:
Net investment income	(1.06)	(1.83)	(1.50)	(1.45)	(0.68)	(0.88)
Capital gains	—	—	—	—	—	(0.35)
Tax return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.06)	(1.83)	(1.50)	(1.45)	(0.68)	(1.21)
Net asset value, end of period	$45.13	$44.23	$44.60	$42.82	$45.57	$50.94
TOTAL RETURN[2]	4.48%	3.42%	7.87%	(2.87)%	(9.27)%	0.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$76,729	$66,344	$53,525	$25,691	$36,458	$40,754
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.25%[3]	4.07%	3.72%	2.77%	1.02%	0.88%
Portfolio turnover rate[4]	75%	188%	106%	93%	373%	430%
Portfolio turnover rate excluding TBA roll transactions[4]	9%	31%	23%	41%	19%	47%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period February 7, 2023* through August 31, 2023
Net asset value, beginning of period	$48.83	$49.54	$48.14	$49.64
Investment Operations:
Net investment income[1]	1.18	2.42	2.28	1.24
Net realized and unrealized gain (loss)	0.72	(0.65)	1.37	(1.54)
Total from investment operations	1.90	1.77	3.65	(0.30)
Dividends to shareholders:
Net investment income	(1.17)	(2.48)	(2.25)	(1.20)
Net asset value, end of period	$49.56	$48.83	$49.54	$48.14
TOTAL RETURN[2]	3.94%	3.71%	7.81%	(0.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,342,959	$1,381,872	$1,353,536	$1,153,363
Ratio to average net assets of:
Expenses	0.15%[3]	0.15%	0.15%	0.15%[3]
Net investment income	4.82%[3]	4.97%	4.73%	4.51%[3]
Portfolio turnover rate[4]	54%	29%	85%	57%
Portfolio turnover rate excluding TBA roll transactions[4]	54%	27%	72%	53%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3     Annualized.

4     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

270 WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$43.70	$44.23	$42.63	$44.46	$52.61	$53.93
Investment Operations:
Net investment income[1]	0.98	1.93	1.82	1.49	0.96	0.85
Net realized and unrealized gain (loss)	0.83	(0.48)	1.62	(1.80)	(8.05)	(0.76)
Total from investment operations	1.81	1.45	3.44	(0.31)	(7.09)	0.09
Dividends and distributions to shareholders:
Net investment income	(0.96)	(1.98)	(1.84)	(1.52)	(1.04)	(1.14)
Capital gains	—	—	—	—	(0.02)	(0.27)
Total dividends and distributions to shareholders	(0.96)	(1.98)	(1.84)	(1.52)	(1.06)	(1.41)
Net asset value, end of period	$44.55	$43.70	$44.23	$42.63	$44.46	$52.61
TOTAL RETURN[2]	4.19%	3.39%	8.28%	(0.66)%	(13.62)%	0.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$899,860	$808,534	$933,175	$899,548	$951,406	$1,089,075
Ratio to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%[4]
Expenses, prior to expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.15%
Net investment income	4.48%[3]	4.44%	4.24%	3.46%	1.97%	1.61%
Portfolio turnover rate[5]	54%	110%	83%	117%	293%	148%
Portfolio turnover rate excluding TBA roll transactions[5]	39%	66%	51%	50%	40%	41%
WisdomTree Yield Enhanced U.S. Short - Term Aggregate Bond Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$47.98	$47.76	$46.64	$47.32	$51.23	$51.60
Investment Operations:
Net investment income[1]	1.00	2.18	1.78	1.19	0.49	0.50
Net realized and unrealized gain (loss)	0.22	0.26	1.24	(0.74)	(3.81)	(0.14)
Total from investment operations	1.22	2.44	3.02	0.45	(3.32)	0.36
Dividends and distributions to shareholders:
Net investment income	(1.00)	(2.22)	(1.90)	(1.13)	(0.53)	(0.51)
Capital gains	—	—	—	—	(0.06)	(0.22)
Total dividends and distributions to shareholders	(1.00)	(2.22)	(1.90)	(1.13)	(0.59)	(0.73)
Net asset value, end of period	$48.20	$47.98	$47.76	$46.64	$47.32	$51.23
TOTAL RETURN[2]	4.14%	5.25%	6.62%	0.96%	(6.52)%	0.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,383	$43,186	$38,205	$97,944	$94,645	$199,802
Ratio to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%[4]
Expenses, prior to expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.15%
Net investment income	4.19%[3]	4.59%	3.79%	2.54%	1.00%	0.97%
Portfolio turnover rate[5]	86%	106%	179%	124%	193%	224%
Portfolio turnover rate excluding TBA roll transactions[5]	86%	101%	114%	19%	21%	49%

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Annualized.

4        The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

5        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    271

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period	$50.64	$36.33	$25.30	$20.89	$25.31
Investment Operations:
Net investment income[1]	0.36	0.53	0.40	0.34	0.13
Net realized and unrealized gain (loss)	24.28	16.43	11.24	4.24	(4.55)
Total from investment operations	24.64	16.96	11.64	4.58	(4.42)
Dividends to shareholders:
Net investment income	(2.66)	(2.65)	(0.61)	(0.17)	—
Net asset value, end of period	$72.62	$50.64	$36.33	$25.30	$20.89
TOTAL RETURN[2]	49.99%	49.14%	47.24%	22.14%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$689,871	$298,748	$39,965	$11,386	$3,133
Ratio to average net assets of:
Expenses, net of expense waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%[3]
Net investment income	1.18%[3]	1.21%	1.32%	1.46%	1.20%[3]
Portfolio turnover rate[4]	42%	30%	30%	20%	12%
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$61.49	$32.98	$23.60	$18.90	$24.49
Investment Operations:
Net investment income[1]	0.33	0.55	0.43	0.38	0.26
Net realized and unrealized gain (loss)	79.11	30.65	10.79	4.65	(5.85)
Total from investment operations	79.44	31.20	11.22	5.03	(5.59)
Dividends to shareholders:
Net investment income	(2.51)	(2.69)	(1.84)	(0.33)	—
Net asset value, end of period	$138.42	$61.49	$32.98	$23.60	$18.90
TOTAL RETURN[2]	132.67%	100.89%	51.48%	26.95%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$297,592	$58,411	$9,895	$7,080	$6,616
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]
Net investment income	0.71%[3]	1.28%	1.72%	1.62%	1.40%[3]
Portfolio turnover rate[4]	26%	20%	17%	16%	27%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3        Annualized.

4        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

272    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	Post-Reorganization					Pre-Reorganization
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$20.63	$18.48	$18.03	$22.74	$22.12	$18.74	$18.80	$17.50
Investment Operations:
Net investment income (loss)[1]	0.33	0.70	0.80	0.53	(0.01)	(0.08)	(0.03)	0.23
Net realized and unrealized gain (loss)	3.68	2.11	0.27 [2]	(1.14)	2.66	3.46	(0.03)	1.07
Net increase from payment by sub-adviser	—	—	—	—	—	0.00 [3]	0.00 [3]	—
Total from investment operations	4.01	2.81	1.07	(0.61)	2.65	3.38	(0.06)	1.30
Dividends and distributions to shareholders:
Net investment income	(1.40)	(0.66)	(0.62)	(4.10)	(2.03)	—	—	—
Capital gains	—	—	—	—	0.00 [3]	—	—	—
Total dividends and distributions to shareholders	(1.40)	(0.66)	(0.62)	(4.10)	(2.03)	—	—	—
Net asset value, end of period	$23.24	$20.63	$18.48	$18.03	$22.74	$22.12
TOTAL RETURN[4]	20.35%	15.64%	6.18%	(2.56)%	12.81%	18.04%[5]	$18.74	$18.80
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$251,025	$147,507	$124,708	$166,737	$296,724	$193,552	$99,333	$127,836
Ratio to average net assets of:
Expenses, net of expense waivers	0.53%[6,7]	0.54%[7]	0.55%[7]	0.55%[7]	0.55%[7]	0.55%[6,7]	0.75%[6]	0.75%
Expenses, prior to expense waivers	0.55%[6,7]	0.65%[7]	0.55%[7]	0.55%[7]	0.55%[7]	0.55%[6,7]	0.85%[6]	0.85%
Net investment income (loss)	3.07%[6]	3.60%	4.40%	2.87%	(0.06)%	(0.52)%[6]	(0.18)%[6]	1.30%
Portfolio turnover rate[8]	4%	27%[9]	42%[9]	0%	47%[9]	22%[9]	0%	0%

^   After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

1Based on average shares outstanding.

2The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3Amount represents less than $0.005.

4Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

6Annualized.

7Does not include expenses of the underlying investment companies in which the Fund invests.

8Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Enhanced Commodity Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

See Notes to Financial Statements.

WisdomTree Trust    273

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Equity Premium Income Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[1]	For the Year Ended August 31, 2022[1]	For the Year Ended August 31, 2021[1]
Net asset value, beginning of period	$32.65	$32.90	$31.87	$31.61	$32.79	$26.64
Investment Operations:
Net investment income (loss)[2]	0.59	1.31	1.56	1.14	0.01	(0.11)
Net realized and unrealized gain (loss)	2.12	2.33	2.89	2.14	(1.19)	6.67
Total from investment operations	2.71	3.64	4.45	3.28	(1.18)	6.56
Dividends and distributions to shareholders:
Net investment income	(1.33)	(3.12)	(1.57)	(1.09)	—	(0.41)
Capital gains	(0.72)	—	—	—	—	—
Tax return of capital	—	(0.77)	(1.85)	(1.93)	—	—
Total dividends and distributions to shareholders	(2.05)	(3.89)	(3.42)	(3.02)	—	(0.41)
Net asset value, end of period	$33.31	$32.65	$32.90	$31.87	$31.61	$32.79
TOTAL RETURN[3]	8.47%	11.79%	14.68%	11.06%	(3.60)%	24.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$443,045	$295,514	$125,033	$98,797	$104,322	$63,940
Ratio to average net assets of:
Expenses, net of expense waivers	0.44%[4]	0.44%	0.44%	0.44%	0.44%	0.44%
Expenses, prior to expense waivers	0.44%[4]	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income (loss)	3.58%[4]	4.05%	4.83%	3.64%	0.02%	(0.38)%
Portfolio turnover rate[5]	0%	11%	32%	12%[1]	8%	18%

1The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24, 2022 and the investment objective and strategy of the WisdomTree PutWrite Strategy Fund thereafter.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

274    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of period	$36.65	$35.77	$35.03	$34.72	$41.41	$35.31
Investment Operations:
Net investment income (loss)[1]	0.61	1.30	1.55	1.02	(0.09)	(0.23)
Net realized and unrealized gain (loss)	3.44	0.83	0.85	0.96	(1.39)	6.50
Net increase from payment by sub-adviser	—	—	—	—	—	0.00 [2]
Total from investment operations	4.05	2.13	2.40	1.98	(1.48)	6.27
Dividends to shareholders:
Net investment income	(1.16)	(1.25)	(1.66)	(1.67)	(5.21)	(0.17)
Net asset value, end of period	$39.54	$36.65	$35.77	$35.03	$34.72	$41.41
TOTAL RETURN[3]	11.18%	6.12%	7.16%	6.00%	(3.91)%	17.83%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$213,519	$164,939	$207,447	$154,145	$140,599	$147,001
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.64%[6]	0.64%	0.65%	0.65%	0.65%	0.65%[7]
Expenses, prior to expense waivers[5]	0.65%[6]	0.65%	0.65%	0.65%	0.65%	0.68%
Net investment income (loss)	3.22%[6]	3.70%	4.35%	3.05%	(0.24)%	(0.60)%
Portfolio turnover rate[8]	47%	96%	37%	16%	7%	25%
WisdomTree Private Credit and Alternative Income Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$17.55	$19.09	$18.85	$20.39	$25.79	$24.96
Investment Operations:
Net investment income[1]	0.97	1.64	1.90	1.94	1.49	0.43
Net realized and unrealized gain (loss)	(2.78)	(1.11)	0.61	(1.15)	(4.82)	0.40
Total from investment operations	(1.81)	0.53	2.51	0.79	(3.33)	0.83
Dividends and distributions to shareholders:
Net investment income	(1.05)	(1.79)	(1.97)	(1.97)	(1.66)	—
Capital gains	—	—	—	—	(0.01)	—
Tax return of capital	—	(0.28)	(0.30)	(0.36)	(0.40)	—
Total dividends and distributions to shareholders	(1.05)	(2.07)	(2.27)	(2.33)	(2.07)	—
Net asset value, end of period	$14.69	$17.55	$19.09	$18.85	$20.39	$25.79
TOTAL RETURN[9]	(10.64)%	3.21%	14.54%	5.28%	(13.50)%	3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,337	$62,120	$20,233	$12,063	$10,193	$10,315
Ratio to average net assets of:
Expenses	0.50%[6]	0.50%	0.50%	0.50%	0.50%	0.50%[6]
Net investment income	11.99%[6]	9.33%	10.30%	10.64%	6.35%	5.39%[6]
Portfolio turnover rate[8]	36%	33%	33%	33%	52%	2%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6Annualized.

7The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

8Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

See Notes to Financial Statements.

WisdomTree Trust    275

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Target Range Fund	For the Six Months Ended February 28, 2026 (unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$25.33	$24.65	$22.47	$21.99	$24.99
Investment Operations:
Net investment income (loss)[1]	0.31	0.64	0.73	0.53	(0.01)
Net realized and unrealized gain (loss)	1.64	1.20	2.48	0.05	(2.99)
Total from investment operations	1.95	1.84	3.21	0.58	(3.00)
Dividends and distributions to shareholders:
Net investment income	(0.33)	(0.64)	(1.03)	(0.10)	—
Capital gains	(0.85)	(0.52)	—	—	—
Total dividends and distributions to shareholders	(1.18)	(1.16)	—	—	—
Net asset value, end of period	$26.10	$25.33	$24.65	$22.47	$21.99
TOTAL RETURN[2]	7.82%	7.68%	14.74%	2.65%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$65,250	$59,535	$62,246	$64,046	$51,675
Ratio to average net assets of:
Expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%[3]
Net investment income (loss)	2.40%[3]	2.64%	3.19%	2.42%	(0.06)%[3]
Portfolio turnover rate[4]	0%	0%	0%	5%	0%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

276    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree 1-3 Year Laddered Treasury Fund (“1-3 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree 7-10 Year Laddered Treasury Fund (“7-10 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree Bianco Total Return Fund (“Bianco Total Return Fund”)	December 20, 2023
WisdomTree Core Laddered Municipal Fund (“Core Laddered Municipal Fund”)	April 3, 2025
WisdomTree Efficient TIPS Plus Gold Fund (“Efficient TIPS Plus Gold Fund”) (consolidated)	January 22, 2026
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree High Income Laddered Municipal Fund (“High Income Laddered Municipal Fund”)	April 3, 2025
WisdomTree Inflation Plus Fund (“Inflation Plus Fund”) (consolidated)	June 18, 2025
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008*
WisdomTree Equity Premium Income Fund (“Equity Premium Income Fund”)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree Private Credit and Alternative Income Fund (“Private Credit and Alternative Income Fund”)	May 6, 2021
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021
* Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund is actively managed except for the 1-3 Year Laddered Treasury Fund, 7-10 Year Laddered Treasury Fund, Bianco Total Return Fund, Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Equity Premium Income Fund and Private Credit and Alternative Income Fund which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

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Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient TIPS Plus Gold Fund, Inflation Plus Fund, Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of Efficient TIPS Plus Gold Fund Portfolio I, WisdomTree Inflation Plus Portfolio I, WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV

278    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended February 28, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

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Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, digital assets futures contracts and equity options contracts during the fiscal period ended February 28, 2026 and open positions in such derivatives as of February 28, 2026 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. The Fund’s derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at February 28, 2026 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2026, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At February 28, 2026, no event occurred that triggered a credit-risk-related contingent feature.

As of February 28, 2026, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$1,092,909	Unrealized depreciation on foreign currency contracts	$995,932
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	124,676	Unrealized depreciation on foreign currency contracts	78,545
Efficient TIPS Plus Gold Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	235,619	Unrealized depreciation on futures contracts*	—
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	83,429	Unrealized depreciation on futures contracts*	96,314
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	255,605	Unrealized depreciation on foreign currency contracts	17,048
Inflation Plus Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	822,261	Unrealized depreciation on futures contracts*	13,499
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	39,583	Unrealized depreciation on futures contracts*	759,916
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	447,690
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	32,805	Unrealized depreciation on futures contracts*	7,008
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	408,636	Unrealized depreciation on futures contracts*	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	12,855	Unrealized depreciation on futures contracts*	752
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	26,015,006	Unrealized depreciation on futures contracts*	—

280    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)
Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	$9,654,278	Unrealized depreciation on futures contracts*	$—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	35,329,717	Unrealized depreciation on futures contracts*	9,134,479
Equity Premium Income Fund
Equity risk			Written options, at value	10,275,565
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	3,728,405	Unrealized depreciation on futures contracts*	257,450
Equity risk	Unrealized appreciation on futures contracts*	4,885,503	Unrealized depreciation on futures contracts*	66,844
Interest rate risk	Unrealized appreciation on futures contracts*	409,079	Unrealized depreciation on futures contracts*	—
Target Range Fund
Equity risk	Purchased options, at value**	13,062,793	Written options, at value	1,373,903

*    Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Generally only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 285 for additional information regarding balance sheet location of balances associated with futures contracts.

**   Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the six months or period ended February 28, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$(4,402,101)	$2,457,769
Emerging Currency Strategy Fund
Foreign currency risk	747,008	(136,274)
Efficient TIPS Plus Gold Fund (consolidated)
Commodity risk	—	235,619
Emerging Markets Corporate Bond Fund
Foreign currency risk	(1)	—
Interest rate risk	(41,166)	9,923
Emerging Markets Local Debt Fund
Foreign currency risk	106,479	189,472
Inflation Plus Fund (consolidated)
Commodity risk	61,678	783,301
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	(368,478)	(525,630)
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	(941,081)	(156,797)
Mortgage Plus Bond Fund
Interest rate risk	43,144	21,482
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	640,044	318,424
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	2,201	(4,186)
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	147,106,523	19,615,152
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Notes to Financial Statements (unaudited) (continued)
Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	$46,957,888	$8,430,092
Foreign currency risk	37,635	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	18,099,965	17,182,556
Equity Premium Income Fund
Equity risk	20,884,685	(163,200)
Managed Futures Strategy Fund (consolidated)
Commodity risk	4,231,689	2,032,293
Equity risk	8,705,963	2,416,278
Foreign currency risk	(364,031)	(63,941)
Interest rate risk	(252,845)	436,182
Target Range Fund
Equity risk	5,547,508	(314,019)
Interest rate risk	14	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Commodity risk	Net realized gain (loss) from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions

Net realized gain (loss) from written options

Net realized gain (loss) from futures contracts

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions

Net increase (decrease) in unrealized appreciation/depreciation from written options

Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the six months or period ended February 28, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$99,453,258	$283,428,856	$—	$—	$—	$—
Emerging Currency Strategy Fund
Foreign currency risk	15,155,793	3,294,491	—	—	—	—
Efficient TIPS Plus Gold Fund (consolidated)
Commodity risk	—	—	2,523,390	—	—	—
Emerging Markets Corporate Bond Fund
Foreign currency risk	105	—	—	—	—	—
Interest rate risk	—	—	13,938,708	8,059,227	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	6,182,354	405,534	—	—	—	—

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Notes to Financial Statements (unaudited) (continued)
Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Inflation Plus Fund (consolidated)
Commodity risk	$—	$—	$3,354,689	$1,781,645	$—	$—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	4,966,766	171,145,844	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	—	—	—	106,729,891	—	—
Mortgage Plus Bond Fund
Interest rate risk	—	—	7,472,311	477,643	—	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	—	—	155,059,152	16,259,360	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	5,677,260	452,125	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	443,570,727	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	—	—	158,071,164	—	—	—
Foreign currency risk	139,663	29,730	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	175,028,031	33,220,262	—	—
Equity Premium Income Fund
Equity risk	—	—	—	—	—	362,720,571
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	42,444,405	28,757,287	—	—
Equity risk	—	—	73,438,036	—	—	—
Foreign currency risk	—	—	15,494,627	—	—	—
Interest rate risk	—	—	16,068,103	816,156	—	—
Target Range Fund
Equity risk	—	—	—	—	51,625,757	54,077,714

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

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Notes to Financial Statements (unaudited) (continued)

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of February 28, 2026, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

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Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent its investment strategy. The Emerging Currency Strategy Fund utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Corporate Bond Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient TIPS Plus Gold Fund, Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with their investment objective. The Enhanced Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities and digital assets consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, digital assets, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

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Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin that has been received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”, “Foreign currency deposits at broker for futures contracts”, “Deposits due to broker for futures contracts”, or “Foreign currency deposits due to broker for futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Options Contracts — The Equity Premium Income Fund utilized option contracts by writing put options on the SPDR® S&P 500 ETF Trust and/or S&P 500 Index. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large-and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Equity Premium Income Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or byhaving the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the

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market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2026, the maximum payout for written options for the Equity Premium Income Fund was $30,601,000. At February 28, 2026, the maximum payout for written put options for the Target Range Fund was $75,171,000. However, the Target Range Fund employs a “call spread” strategy which involves purchasing call options on each Underlying ETF that are 15% in-the-money and selling (i.e., writing) call options that are 15% out-of-the-money. If the Underlying ETF share price declines, the potential loss on the Target Range Fund’s call spread strategy is limited to the premiums paid on call options purchased minus any premiums received from writing call options. At February 28, 2026, the total premiums paid on purchased call options minus premiums received on written call options for the Target Range Fund was $11,344,222.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Equity Premium Income Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and

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rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts and options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and options contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Securities Lending	$6,973,475	$—	$(6,973,475)	$—	$—	$—	$—	$—
Foreign Currency Contracts	1,092,909	(206,279)	—	886,630	995,932	(206,279)	—	789,653
Emerging Currency Strategy Fund
Repurchase Agreement	4,810,000	—	(4,810,000)[1]	—	—	—	—	—
Foreign Currency Contracts	124,676	(76,234)	—	48,442	78,545	(76,234)	—	2,311
Bianco Total Return Fund
Securities Lending	28,023,343	—	(28,023,343)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	4,870,107	—	(4,870,107)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Securities Lending	372,155	—	(372,155)[1]	—	—	—	—	—
Foreign Currency Contracts	255,605	(13,036)	—	242,569	17,048	(13,036)	—	4,012
Repurchase Agreement	11,310,000	—	(11,310,000)[1]	—	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Securities Lending	18,049,821	—	(18,049,821)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	2,473,884	—	(2,473,884)[1]	—	—	—	—	—
Repurchase Agreement	1,470,000	—	(1,470,000)[1]	—	—	—	—	—

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Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Voya Yield Enhanced USD Universal Bond Fund
Securities Lending	$48,391,487	$—	$(48,391,487)[1]	$—	$—	$—	$—	$—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	40,892,283	—	(40,892,283)[1]	—	—	—	—	—
Repurchase Agreement	9,310,000	—	(9,310,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Securities Lending	855,073	—	(855,073)[1]	—	—	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Securities Lending	2,940,566	—	(2,940,566)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	9,199,748	—	(9,199,748)[1]	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Securities Lending	4,601,990	—	(4,601,990)[1]	—	—	—	—	—
Private Credit and Alternative Income Fund
Securities Lending	8,014,719	—	(8,014,719)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction”. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

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Notes to Financial Statements (unaudited) (continued)

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Realized gains and losses on TBA sale commitments are included in “net realized gain (loss) from investments” on the Statements of Operations and fluctuations in the value of open TBA sale commitments are included in “net increase (decrease) in unrealized appreciation/depreciation from investments” on the Statements of Operations.

Digital Assets Risk — The Enhanced Commodity Strategy Fund (“GCC”), Inflation Plus Fund (“WTIP”) and Managed Futures Strategy Fund (“WTMF”) do not invest in bitcoin directly but each may invest up to 10% of their net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “Bitcoin ETP”) and bitcoin futures contracts. GCC, WTIP and WTMF may invest in the WisdomTree Bitcoin Fund (ticker: BTCW), a Bitcoin ETP sponsored by an affiliate of the Adviser. GCC, WTIP and WTMF may also invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC, WTIP and WTMF.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya”), Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, Equity Premium Income Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”) and Core Laddered Municipal Fund and High Income Laddered Municipal Fund which are sub-advised by Insight North America, LLC (“Insight”). Mellon, Voya, Newton and Insight are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other

290    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate	Advisory Fee Waiver[3]
U.S. Dollar Bullish Fund	0.50%	—
Emerging Currency Strategy Fund	0.55%	—
1-3 Year Laddered Treasury Fund	0.15%	—
7-10 Year Laddered Treasury Fund	0.15%	—
Bianco Total Return Fund	0.50%	(0.04)%[1]
Core Laddered Municipal Fund	0.25%	—
Efficient TIPS Plus Gold Fund (consolidated)[2]	0.30%	—
Emerging Markets Corporate Bond Fund	0.60%	—
Emerging Markets Local Debt Fund	0.55%	—
Floating Rate Treasury Fund	0.15%	—
High Income Laddered Municipal Fund	0.35%	—
Inflation Plus Fund (consolidated)	0.65%	(0.01)%[4]
Interest Rate Hedged High Yield Bond Fund	0.43%	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—
Mortgage Plus Bond Fund	0.45%	—
Voya Yield Enhanced USD Universal Bond Fund	0.15%	—
Yield Enhanced U.S. Aggregate Bond Fund	0.12%	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%	—
Enhanced Commodity Strategy Fund (consolidated)	0.55%	(0.01)%[4]
Equity Premium Income Fund	0.44%	—
Managed Futures Strategy Fund (consolidated)	0.65%	(0.01)%[4]
Private Credit andAlternative Income Fund	0.50%	—
Target Range Fund	0.70%	—

1WTAM has contractually agreed, through December 31, 2026, to reduce the Fund’s advisory fee in an amount equal to the advisory fee paid to it by any WisdomTree Fund in which the Fund invests with respect to such investment. The amount waived may be reduced to offset the incremental costs related to an investment in an underlying fund and paid by WTAM. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

[2] Since the commencement of operations on January 22, 2026.

3WTAM has contractually agreed for each Fund, through March 11, 2026, to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund by the amount necessary to reduce the expense ratio of the WisdomTree Treasury Money Market Digital Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

4WTAM has contractually agreed, through July 11, 2026, to waive a portion of its advisory fee associated with investments in WisdomTree Bitcoin Fund (“BTCW”). The amount of the waiver will be equal to the sponsor fee, currently 0.25% of net assets per annum, paid to WisdomTree Digital Commodity Services by BTCW with respect to Fund assets invested in BTCW. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended February 28, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

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Notes to Financial Statements (unaudited) (continued)

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

WTAM has also contractually agreed to waive a portion of its advisory fee associated with Inflation Plus Fund, Enhanced Commodity Strategy Fund, and Managed Futures Strategy Fund (each an “Affected Fund”) investments in shares of the WisdomTree Bitcoin Fund (“BTCW”), an exchange-traded product registered with the SEC in accordance with the Securities Act of 1933 and that is sponsored by WisdomTree Digital Commodity Services, LLC (the “Sponsor”), an affiliate of WTAM. BTCW pays the Sponsor a fee (the “Sponsor Fee”) for its services, and such fee currently is 0.25% of BTCW’s net assets, calculated daily and paid monthly. For the term of this agreement and to the extent an Affected Fund invests in shares of BTCW, WTAM will waive a portion of the management fee it would otherwise be entitled to receive from an Affected Fund in an amount equal to the Sponsor Fee, currently 0.25% of net assets, paid to the Sponsor of BTCW with respect to Affected Fund assets invested in BTCW. The agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers is included in “Expense waivers — contractual” on the Statements of Operations.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended February 28, 2026, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At February 28, 2026		For the Six Months Ended February 28, 2026
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. Dollar Bullish Fund	123	$3,125	$114
Emerging Currency Strategy Fund	1	19	0^
Efficient TIPS Plus Gold Fund	25,000	1,106,588	—
Emerging Markets Local Debt Fund	125	3,740	108
Floating Rate Treasury Fund	875,597	44,086,309	1,376,527
Inflation Plus Fund	—	—	1,900
Interest Rate Hedged High Yield Bond Fund	97	2,170	62
Interest Rate Hedged U.S. Aggregate Bond Fund	1	22	0^
Mortgage Plus Bond Fund	29,897	1,347,009	31,654
Yield Enhanced U.S. Aggregate Bond Fund	2,442	108,718	2,293
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	174	8,382	169
Efficient Gold Plus Equity Strategy Fund (consolidated)	71	5,166	221
Enhanced Commodity Strategy Fund (consolidated)	198	4,615	278
Equity Premium Income Fund	218	7,281	432
Managed Futures Strategy Fund (consolidated)	389	15,416	441
Target Range Fund	78	2,035	83
^ Amount represents less than $1.
292    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of February 28, 2026, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of February 28, 2026 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 28, 2026 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$4,526,220	$4,025,660	$—	$—	$—	$—
Emerging Currency Strategy Fund	—	—	—	—	—	—
1-3 Year Laddered Treasury Fund	—	—	9,660,706	9,637,707	4,522,135	—
7-10 Year Laddered Treasury Fund	—	—	734,631	721,796	1,490,521	—
Bianco Total Return Fund	57,268,257	57,032,031	—	—	25,347,102	—
Core Laddered Municipal Fund	4,881,269	—	—	—	—	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	1,875,625	—	—	—	877,482	—
Emerging Markets Corporate Bond Fund	82,303,282	81,998,165	—	—	12,889,848	3,412,808
Emerging Markets Local Debt Fund	26,084,354	8,577,249	—	—	23,161,528	2,504,409
Floating Rate Treasury Fund	—	—	13,215,656,958	12,949,961,293	2,300,998,357	5,268,885,202
High Income Laddered Municipal Fund	963,023	—	—	—	—	—
Inflation Plus Fund (consolidated)	328,637	79,655	8,771,518	21,083	—	—
Interest Rate Hedged High Yield Bond Fund	56,674,051	57,950,583	3,218,043	4,560,962	37,517,455	4,373,855
Interest Rate Hedged U.S. Aggregate Bond Fund	3,058,393	1,659,790	39,271,908	41,888,433	3,358,314	7,543,799
Mortgage Plus Bond Fund	3,854,178	1,821,149	56,789,265	50,304,720	—	—
Voya Yield Enhanced USD Universal Bond Fund	71,676,745	61,555,664	648,310,349	683,326,307	36,486,591	90,246,793
Yield Enhanced U.S. Aggregate Bond Fund	98,748,139	55,080,587	376,082,713	394,742,200	74,953,953	20,582,044
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	13,868,117	14,765,157	36,569,347	36,093,952	28,625,236	26,537,828
Efficient Gold Plus Equity Strategy Fund (consolidated)	306,306,185	203,201,377	—	—	229,248,449	27,728,985
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	73,097,711	41,585,879	—	—	129,304,275	41,728,589
Enhanced Commodity Strategy Fund (consolidated)	13,022,899	690,052	—	—	—	—
Equity Premium Income Fund	4,815,108	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)	5,328,577	4,777,751	—	—	—	—
Private Credit and Alternative Income Fund	21,119,591	20,498,153	—	—	5,698,526	4,133,608
Target Range Fund	12,074,826	—	—	—	—	—
[1] For the period January 22, 2026 (commencement of operations) through February 28, 2026.

WisdomTree Trust    293

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At February 28, 2026, the cost of investments (including securities on loan, derivatives and TBA sale commitments) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$181,912,571	$31,973	$(3,901)	$28,072	$22,093	$(90,117)	$(68,024)	$(39,952)
Emerging Currency Strategy Fund	15,473,201	2,076	—	2,076	50,190	(28,935)	21,255	23,331
1-3 Year Laddered Treasury Fund	21,628,918	88,075	(59)	88,016	—	—	—	88,016
7-10 Year Laddered Treasury Fund	4,573,219	68,090	(76)	68,014	—	—	—	68,014
Bianco Total Return Fund	122,835,946	2,029,568	(50,049)	1,979,519	—	—	—	1,979,519
Core Laddered Municipal Fund	10,053,584	326,024	—	326,024	—	—	—	326,024
Efficient TIPS Plus Gold Fund (consolidated)[2]	3,034,523	256,270	—	256,270				256,270
Emerging Markets Corporate Bond Fund	98,235,454	2,737,735	(1,318,412)	1,419,323	—	—	—	1,419,323
Emerging Markets Local Debt Fund	119,462,457	5,687,338	(3,132,464)	2,554,874	180,460	(496)	179,964	2,734,838
Floating Rate Treasury Fund	16,038,146,311	14,051,959	(94,157)	13,957,802	—	—	—	13,957,802
High Income Laddered Municipal Fund	4,914,012	187,760	(10,507)	177,253	—	—	—	177,253
Inflation Plus Fund (consolidated)[2]	13,301,337	889,308	—	889,308	—	—	—	889,308
Interest Rate Hedged High Yield Bond Fund	212,955,793	3,665,377	(1,139,114)	2,526,263	—	—	—	2,526,263
Interest Rate Hedged U.S. Aggregate Bond Fund	93,498,622	1,463,158	(1,932,334)	(469,176)	—	(4,414)	(4,414)	(473,590)
Mortgage Plus Bond Fund	84,529,392	1,839,668	(1,055,070)	784,598	—	—	—	784,598
Voya Yield Enhanced USD Universal Bond Fund	1,341,558,309	28,659,194	(8,080,239)	20,578,955	—	—	—	20,578,955
Yield Enhanced U.S. Aggregate Bond Fund	914,396,327	13,689,129	(17,639,293)	(3,950,164)	—	(7,124)	(7,124)	(3,957,288)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	43,270,391	443,395	(50,539)	392,856	—	—	—	392,856
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	599,638,696	104,711,629	(14,905,477)	89,806,152	—	—	—	89,806,152
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	189,749,774	107,792,941	(20,213)	107,772,728	—	—	—	107,772,728
Enhanced Commodity Strategy Fund (consolidated)[2]	227,877,652	23,210,668	—	23,210,668	—	—	—	23,210,668
Equity Premium Income Fund	455,440,063	67,804	—	67,804	—	—	—	67,804
Managed Futures Strategy Fund (consolidated)[2]	186,800,878	20,712,963	—	20,712,963	—	—	—	20,712,963
Private Credit and Alternative Income Fund	66,375,257	970,326	(8,646,669)	(7,676,343)	—	—	—	(7,676,343)
Target Range Fund	66,198,623	932,879	(474,986)	457,893	184,843	(414,688)	(229,845)	228,048

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding

294    WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

Effective April 20, 2026, the management fee for WisdomTree Efficient TIPS Plus Gold Fund (the “Fund”), was reduced from 0.30% of the Fund’s average annual daily net assets to 0.20% of the Fund’s average annual daily net assets.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    295

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board of Compensation
Jonathan Steinberg	$ —
Independent Trustees
David Chrencik	209,756
Joel Goldberg	219,290
Melinda Raso Kirstein	209,756
Phillip Goff	190,687
Toni Massaro	199,941
Victor Ugolyn	286,031

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”), Newton Investment Management North America, LLC (“Newton”) and Voya Investment Management Co. LLC (“Voya” and together with Mellon and Newton, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the

296    WisdomTree Trust

Additional Information (unaudited) (continued)

Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

WisdomTree Trust    297

Additional Information (unaudited) (continued)

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreement

WisdomTree Efficient TIPS Plus Gold S Fund (the “Efficient TIPS Plus Gold Fund” or the “Fund”);

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Efficient TIPS Plus Gold Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding Efficient TIPS Plus Gold Fund’ proposed investment objective and principal investment strategies and risks at a meeting of the Investment Committee on August 11, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.
298    WisdomTree Trust

Additional Information (unaudited) (concluded)

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Efficient TIPS Plus Gold Fund would be actively managed.

The Board noted: (i) that Mellon is recognized as a leader in fixed income fund management; (ii) that Mellon manages a number of active funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Fund. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, continued understanding of and desire to be a part of the WisdomTree business, and their track record.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s and the Sub-Adviser’s industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Fund.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser. The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers by the Fund in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including the role of the Sub-Adviser in making investment recommendations with respect to the Fund, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust    299

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Efficient TIPS Plus Gold Fund (GDT), the Enhanced Commodity Strategy Fund (GCC), the Inflation Plus Fund (WTIP) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GDT, GCC, WTIP and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GDT, GCC, WTIP and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GDT, GCC, WTIP and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC, GDT, WTIP and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”), Newton Investment Management North America, LLC (“Newton”) and Voya Investment Management Co. LLC (“Voya” and together with Mellon and Newton, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreement

WisdomTree Efficient TIPS Plus Gold S Fund (the “Efficient TIPS Plus Gold Fund” or the “Fund”);

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Efficient TIPS Plus Gold Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding Efficient TIPS Plus Gold Fund' proposed investment objective and principal investment strategies and risks at a meeting of the Investment Committee on August 11, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Efficient TIPS Plus Gold Fund would be actively managed.

The Board noted: (i) that Mellon is recognized as a leader in fixed income fund management; (ii) that Mellon manages a number of active funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Fund. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, continued understanding of and desire to be a part of the WisdomTree business, and their track record.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s and the Sub-Adviser’s industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Fund.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser. The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers by the Fund in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including the role of the Sub-Adviser in making investment recommendations with respect to the Fund, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: May 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: May 1, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 1, 2026